UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-08839

SPDR® SERIES TRUST

(Exact name of registrant as specified in charter)
STATE STREET FINANCIAL CENTER
ONE LINCOLN STREET
BOSTON, MASSACHUSETTS 02110

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Ryan Louvar	W. John McGuire, Esq.
Vice President and Senior Counsel	Morgan, Lewis and Bockius LLP
State Street Bank and Trust Company	1111 Pennsylvania Ave., NW
One Lincoln Street/CPH0326	Washington, DC 20004
Boston, MA 02111
Registrant’s telephone number, including area code: (866) 787-2257
Date of fiscal year end: June 30
Date of reporting period: September 30, 2011

SPDR Dow Jones Total Market ETF (TMW)	3
SPDR Dow Jones Large Cap ETF (ELR)	14
SPDR S&P 500 Growth ETF (SPYG)	23
SPDR S&P 500 Value ETF (SPYV)	28
SPDR Dow Jones Mid Cap ETF (EMM)	33
SPDR S&P 400 Mid Cap Growth ETF (MDYG)	40
SPDR S&P 400 Mid Cap Value ETF (MDYV)	44
SPDR S&P 600 Small Cap ETF (SLY)	48
SPDR S&P 600 Small Cap Growth ETF (SLYG)	55
SPDR S&P 600 Small Cap Value ETF (SLYV)	60
SPDR Global Dow ETF (DGT)	66
SPDR Dow Jones REIT ETF (RWR)	69
SPDR KBW Bank ETF (KBE)	71
SPDR KBW Capital Markets ETF (KCE)	72
SPDR KBW Insurance ETF (KIE)	73
SPDR KBW Mortgage Finance ETF(KME)	74
SPDR KBW Regional Banking ETF (KRE)	75
SPDR Morgan Stanley Technology ETF (MTK)	76
SPDR S&P Dividend ETF (SDY)	77
SPDR S&P Aerospace Defense ETF (XAR)	79
SPDR S&P Biotech ETF (XBI)	80
SPDR S&P Health Care Equipment ETF (XHE)	81
SPDR S&P Health Care Services ETF (XHS)	82
SPDR S&P Homebuilders ETF (XHB)	83
SPDR S&P Metals & Mining ETF (XME)	84
SPDR S&P Oil & Gas Equipment & Services ETF (XES)	85
SPDR S&P Oil & Gas Exploration & Production ETF (XOP)	86
SPDR S&P Pharmaceuticals ETF (XPH)	87
SPDR S&P Retail ETF (XRT)	88
SPDR S&P Semiconductor ETF (XSD)	90
SPDR S&P Software & Services ETF (XSW)	91
SPDR S&P Telecom ETF (XTL)	93
SPDR S&P Transportation ETF (XTN)	94
SPDR Wells Fargo Preferred Stock ETF (PSK)	95
SPDR Barclays Capital 1-3 Month T-Bill ETF (BIL)	98
SPDR Barclays Capital TIPS ETF (IPE)	99
SPDR Barclays Capital Intermediate Term Treasury ETF (ITE)	100
SPDR Barclays Capital Long Term Treasury ETF (TLO)	102
SPDR Barclays Capital Short Term Corporate Bond ETF (SCPB)	103
SPDR Barclays Capital Intermediate Term Corporate Bond ETF (ITR)	112
SPDR Barclays Capital Long Term Corporate Bond ETF (LWC)	123
SPDR Barclays Capital Issuer Scored Corporate Bond ETF (CBND)	129
SPDR Barclays Capital Convertible Securities ETF (CWB)	135

SPDR Barclays Capital Mortgage Backed Bond ETF (MBG)	138
SPDR Barclays Capital Aggregate Bond ETF (LAG)	139
SPDR Nuveen Barclays Capital Municipal Bond ETF (TFI)	149
SPDR Nuveen Barclays Capital California Municipal Bond ETF (CXA)	156
SPDR Nuveen Barclays Capital New York Municipal Bond ETF (INY)	159
SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF (SHM)	161
SPDR Nuveen S&P VRDO Municipal Bond ETF (VRD)	168
SPDR Nuveen S&P High Yield Municipal Bond ETF (HYMB)	170
SPDR Nuveen Barclays Capital Build America Bond ETF (BABS)	172
SPDR DB International Government Inflation-Protected Bond ETF (WIP)	176
SPDR Barclays Capital Short Term International Treasury Bond ETF (BWZ)	178
SPDR Barclays Capital International Treasury Bond ETF (BWX)	181
SPDR Barclays Capital International Corporate Bond ETF (IBND)	185
SPDR Barclays Capital Emerging Markets Local Bond ETF (EBND)	192
SPDR Barclays Capital High Yield Bond ETF (JNK)	196

SPDR Dow Jones Total Market ETF
SCHEDULE OF INVESTMENTS
September 30, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 2.4%
BE Aerospace, Inc. (a)	2,641	$87,443
Ceradyne, Inc. (a)(b)	455	12,235
General Dynamics Corp.	4,141	235,581
Goodrich Corp.	2,384	287,701
Honeywell International, Inc.	9,160	402,216
Huntington Ingalls Industries, Inc. (a)(b)	779	18,953
ITT Corp.	3,063	128,646
L-3 Communications Holdings, Inc.	1,888	116,999
Lockheed Martin Corp. (b)	4,263	309,664
National Presto Industries, Inc. (b)	612	53,189
Northrop Grumman Corp.	4,679	244,057
Precision Castparts Corp.	1,652	256,820
Raytheon Co.	6,016	245,874
Rockwell Collins, Inc. (b)	2,993	157,911
Textron, Inc. (b)	3,774	66,573
The Boeing Co.	8,964	542,412
United Technologies Corp.	11,499	809,070

		3,975,344

AIR FREIGHT & LOGISTICS — 0.8%
C.H. Robinson Worldwide, Inc.	2,172	148,717
Expeditors International of Washington, Inc.	3,186	129,192
FedEx Corp.	3,927	265,779
Forward Air Corp. (b)	2,909	74,034
United Parcel Service, Inc. (Class B)	10,023	632,953
UTI Worldwide, Inc. (b)	3,175	41,402

		1,292,077

AIRLINES — 0.2%
AMR Corp. (a)(b)	4,393	13,003
Delta Air Lines, Inc. (a)	8,392	62,940
JetBlue Airways Corp. (a)(b)	4,576	18,762
Southwest Airlines Co.	9,927	79,813
United Continental Holdings, Inc. (a)(b)	4,294	83,218
US Airways Group, Inc. (a)(b)	2,536	13,948

		271,684

AUTO COMPONENTS — 0.3%
American Axle & Manufacturing Holdings, Inc. (a)(b)	666	5,082
BorgWarner, Inc. (a)(b)	1,291	78,144
Gentex Corp. (b)	4,648	111,784
Johnson Controls, Inc.	9,070	239,176
Modine Manufacturing Co. (a)(b)	6,168	55,882
Shiloh Industries, Inc. (b)	2,791	25,035
The Goodyear Tire & Rubber Co. (a)	4,552	45,930

		561,033

AUTOMOBILES — 0.3%
Ford Motor Co. (a)	42,423	410,230
Harley-Davidson, Inc. (b)	4,083	140,169
Thor Industries, Inc. (b)	477	10,566

		560,965

BEVERAGES — 2.2%
Central European Distribution Corp. (a)(b)	717	5,026
Coca-Cola Enterprises, Inc.	5,192	129,177
Constellation Brands, Inc. (Class A) (a)	3,705	66,690
Dr. Pepper Snapple Group, Inc.	3,466	134,411
Hansen Natural Corp. (a)	1,089	95,059
Molson Coors Brewing Co. (Class B) (b)	1,937	76,725
PepsiCo, Inc.	20,381	1,261,584
The Coca-Cola Co.	26,963	1,821,620

		3,590,292

BIOTECHNOLOGY — 1.8%
Acorda Therapeutics, Inc. (a)(b)	1,173	23,413
Alexion Pharmaceuticals, Inc. (a)(b)	2,218	142,085
Alkermes PLC (a)(b)	2,176	33,206
Alnylam Pharmaceuticals, Inc. (a)(b)	996	6,544
AMAG Pharmaceuticals, Inc. (a)(b)	274	4,044
Amgen, Inc.	14,010	769,849
Amylin Pharmaceuticals, Inc. (a)(b)	2,394	22,097
AVI BioPharma, Inc. (a)(b)	10,080	11,290
Biogen Idec, Inc. (a)	4,023	374,742
BioMarin Pharmaceutical, Inc. (a)(b)	1,750	55,772
Celgene Corp. (a)	6,399	396,226
Cephalon, Inc. (a)(b)	1,208	97,486
Chelsea Therapeutics International, Ltd. (a)(b)	6,203	22,641
Cubist Pharmaceuticals, Inc. (a)(b)	1,183	41,784
Dendreon Corp. (a)	3,628	32,652
Gilead Sciences, Inc. (a)	12,389	480,693
Human Genome Sciences, Inc. (a)	5,667	71,914
Incyte Corp. (a)(b)	1,332	18,608
InterMune, Inc. (a)(b)	523	10,565
Isis Pharmaceuticals, Inc. (a)(b)	2,087	14,150
Medivation, Inc. (a)(b)	2,654	45,065
Myriad Genetics, Inc. (a)	1,275	23,893
Neurocrine Biosciences, Inc. (a)(b)	1,782	10,656
Novavax, Inc. (a)(b)	3,272	5,268
Onyx Pharmaceuticals, Inc. (a)	1,031	30,940
PDL BioPharma, Inc. (b)	3,240	17,982
Pharmasset, Inc. (a)(b)	672	55,353
SIGA Technologies, Inc. (a)(b)	6,836	22,354
Spectrum Pharmaceuticals, Inc. (a)(b)	2,835	21,631
Vertex Pharmaceuticals, Inc. (a)	2,154	95,939

		2,958,842

BUILDING PRODUCTS — 0.1%
Masco Corp. (b)	5,423	38,612
Quanex Building Products Corp. (b)	514	5,628
Simpson Manufacturing Co., Inc. (b)	1,285	32,035
USG Corp. (a)(b)	5,003	33,670

		109,945

CAPITAL MARKETS — 1.7%
Affiliated Managers Group, Inc. (a)	610	47,610
Ameriprise Financial, Inc.	3,371	132,683
BlackRock, Inc.	520	76,965
Diamond Hill Investment Group, Inc. (b)	112	7,772
E*TRADE Financial Corp. (a)	2,778	25,308
Eaton Vance Corp. (b)	1,742	38,794
Federated Investors, Inc. (Class B) (b)	816	14,304
Franklin Resources, Inc.	2,037	194,819
Intl. FCStone, Inc. (a)(b)	2,412	50,073

SPDR Dow Jones Total Market ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

Security Description	Shares	Value

Invesco, Ltd.	5,921	$91,835
Janus Capital Group, Inc. (b)	5,014	30,084
Jefferies Group, Inc. (b)	1,950	24,200
KBW, Inc. (b)	708	9,763
Knight Capital Group, Inc. (Class A) (a)(b)	636	7,734
Legg Mason, Inc. (b)	2,948	75,793
Medallion Financial Corp. (b)	892	8,296
Morgan Stanley	15,990	215,865
Northern Trust Corp.	3,141	109,872
Raymond James Financial, Inc.	1,494	38,784
SEI Investments Co.	4,764	73,270
State Street Corp. (c)	6,713	215,890
T. Rowe Price Group, Inc. (b)	3,547	169,440
TD Ameritrade Holding Corp.	3,620	53,232
The Bank of New York Mellon Corp.	15,216	282,865
The Charles Schwab Corp.	13,292	149,801
The Goldman Sachs Group, Inc.	5,801	548,485
Waddell & Reed Financial, Inc. (Class A) (b)	2,661	66,552
Walter Investment Management Corp. (b)	380	8,713

		2,768,802

CHEMICALS — 2.0%
Air Products & Chemicals, Inc.	2,588	197,646
Airgas, Inc. (b)	1,177	75,116
Ashland, Inc.	1,466	64,709
Cabot Corp.	1,686	41,779
Calgon Carbon Corp. (a)(b)	1,451	21,141
Celanese Corp. (Series A)	2,466	80,219
CF Industries Holdings, Inc.	1,006	124,130
E. I. du Pont de Nemours & Co.	12,209	487,994
Eastman Chemical Co.	1,721	117,940
Ecolab, Inc. (b)	3,271	159,919
FMC Corp.	1,016	70,267
Monsanto Co.	7,599	456,244
Nalco Holding Co.	3,033	106,094
PPG Industries, Inc. (b)	2,639	186,472
Praxair, Inc.	4,590	429,073
Sigma-Aldrich Corp. (b)	1,434	88,607
The Dow Chemical Co.	14,093	316,529
The Mosaic Co.	2,420	118,507
The Sherwin-Williams Co.	1,077	80,043

		3,222,429

COMMERCIAL BANKS — 2.6%
Arrow Financial Corp. (b)	3,747	83,374
Bank of Hawaii Corp. (b)	691	25,152
BB&T Corp. (b)	8,813	187,981
CapitalSource, Inc. (b)	1,474	9,050
Cathay General Bancorp (b)	966	10,993
Centerstate Banks, Inc. (b)	1,966	10,282
CIT Group, Inc. (a)(b)	2,685	81,544
Columbia Banking System, Inc. (b)	3,773	54,029
Comerica, Inc.	1,957	44,952
CVB Financial Corp. (b)	5,924	45,556
East West Bancorp, Inc.	1,712	25,526
F.N.B. Corp. (b)	5,361	45,944
Farmers Capital Bank Corp. (a)(b)	1,742	7,752
Fifth Third Bancorp	10,304	104,070
First Bancorp (b)	2,217	22,259
First Commonwealth Financial Corp. (b)	5,263	19,473
First Horizon National Corp. (b)	3,344	19,930
First Merchants Corp. (b)	4,239	29,885
Green Bankshares, Inc. (a)(b)	10,594	13,454
Huntington Bancshares, Inc. (b)	6,685	32,088
Independent Bank Corp.- Massachusetts (b)	2,729	59,329
International Bancshares Corp. (b)	1,300	17,095
Keycorp	6,917	41,018
Lakeland Financial Corp. (b)	3,852	79,582
M&T Bank Corp. (b)	1,138	79,546
National Penn Bancshares, Inc. (b)	5,838	40,924
Old National Bancorp (b)	1,131	10,541
PacWest Bancorp (b)	1,584	22,081
Patriot National Bancorp, Inc. (a)(b)	16,628	32,425
PNC Financial Services Group, Inc.	7,884	379,930
Popular, Inc. (a)	4,505	6,758
Regions Financial Corp.	12,097	40,283
Renasant Corp. (b)	4,638	59,042
Royal Bancshares of Pennsylvania, Inc. (a)(b)	1,107	1,052
Sandy Spring Bancorp, Inc. (b)	2,967	43,407
Simmons First National Corp. (b)	2,838	61,585
StellarOne Corp. (b)	4,892	48,675
Summit Financial Group, Inc. (a)(b)	120	323
SunTrust Banks, Inc.	6,780	121,701
Susquehanna Bancshares, Inc. (b)	5,103	27,913
Trustmark Corp. (b)	1,077	19,548
U.S. Bancorp	23,286	548,153
Umpqua Holdings Corp. (b)	4,518	39,713
United Bankshares, Inc. (b)	833	16,735
United Community Banks, Inc. (a)(b)	2,890	24,536
Wells Fargo & Co.	65,369	1,576,700
Zions Bancorporation (b)	2,799	39,382

		4,311,271

COMMERCIAL SERVICES & SUPPLIES — 0.6%
Avery Dennison Corp.	2,114	53,019
Cintas Corp.	2,900	81,606
Courier Corp. (b)	2,505	16,383
Covanta Holding Corp.	2,060	31,292
Ennis, Inc. (b)	4,688	61,225
Herman Miller, Inc. (b)	2,727	48,704
Iron Mountain, Inc. (b)	3,618	114,401
Kimball International, Inc. (Class B) (b)	11,184	54,354
Pitney Bowes, Inc. (b)	3,497	65,744
R.R. Donnelley & Sons Co. (b)	4,433	62,594
Republic Services, Inc.	3,773	105,870
Stericycle, Inc. (a)(b)	996	80,397
Waste Connections, Inc. (b)	2,004	67,775
Waste Management, Inc. (b)	6,591	214,603

		1,057,967

COMMUNICATIONS EQUIPMENT — 2.1%
Arris Group, Inc. (a)(b)	3,565	36,719
Brocade Communications Systems, Inc. (a)	3,768	16,278
Ciena Corp. (a)(b)	4,171	46,715
Cisco Systems, Inc.	77,242	1,196,479

SPDR Dow Jones Total Market ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

Security Description	Shares	Value

Comtech Telecommunications Corp. (b)	717	$20,141
EchoStar Corp. (Class A) (a)	859	19,422
Emulex Corp. (a)(b)	509	3,258
F5 Networks, Inc. (a)(b)	1,355	96,273
Finisar Corp. (a)(b)	3,334	58,478
Harmonic, Inc. (a)(b)	1,982	8,443
Harris Corp. (b)	2,517	86,006
InterDigital, Inc. (b)	1,064	49,561
JDS Uniphase Corp. (a)	4,825	48,105
Juniper Networks, Inc. (a)	8,049	138,926
Motorola Mobility Holdings, Inc. (a)	3,823	144,433
Motorola Solutions, Inc.	4,369	183,061
Plantronics, Inc. (b)	691	19,659
Polycom, Inc. (a)(b)	3,222	59,188
QUALCOMM, Inc.	21,937	1,066,796
Riverbed Technology, Inc. (a)(b)	2,600	51,896
Tellabs, Inc.	8,836	37,906

		3,387,743

COMPUTERS & PERIPHERALS — 4.2%
Apple, Inc. (a)	11,980	4,566,536
Avid Technology, Inc. (a)(b)	1,157	8,955
Dell, Inc. (a)	23,985	339,388
EMC Corp. (a)	27,450	576,175
Hewlett-Packard Co.	32,673	733,509
Icad, Inc. (a)(b)	6,204	2,916
Lexmark International, Inc. (Class A) (a)(b)	1,465	39,599
NCR Corp. (a)	3,227	54,504
NetApp, Inc. (a)	6,000	203,640
Novatel Wireless, Inc. (a)(b)	1,283	3,875
QLogic Corp. (a)(b)	4,025	51,037
SanDisk Corp. (a)	4,675	188,636
Seagate Technology PLC	7,021	72,176
Western Digital Corp. (a)	4,021	103,420

		6,944,366

CONSTRUCTION & ENGINEERING — 0.2%
Aecom Technology Corp. (a)	1,179	20,833
EMCOR Group, Inc. (a)(b)	1,144	23,257
Fluor Corp.	2,646	123,171
Goldfield Corp. (a)	41,624	11,243
Jacobs Engineering Group, Inc. (a)	1,744	56,314
KBR, Inc.	2,162	51,088
Quanta Services, Inc. (a)	2,575	48,384
The Shaw Group, Inc. (a)	1,244	27,045
URS Corp. (a)	1,105	32,774

		394,109

CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc. (b)	1,144	19,047
Martin Marietta Materials, Inc. (b)	818	51,714
Vulcan Materials Co. (b)	1,714	47,238

		117,999

CONSUMER FINANCE — 0.7%
American Express Co.	14,701	660,075
Capital One Financial Corp.	6,340	251,254
Discover Financial Services	6,326	145,118
SLM Corp.	6,950	86,528

		1,142,975

CONTAINERS & PACKAGING — 0.2%
Crown Holdings, Inc. (a)	3,600	110,196
Owens-Illinois, Inc. (a)	2,962	44,786
Sealed Air Corp.	4,032	67,334
Temple-Inland, Inc.	2,010	63,054

		285,370

DISTRIBUTORS — 0.1%
Genuine Parts Co. (b)	1,460	74,168
LKQ Corp. (a)	2,505	60,521
Pool Corp. (b)	2,568	67,230

		201,919

DIVERSIFIED CONSUMER SERVICES — 0.2%
Apollo Group, Inc. (a)	2,053	81,319
Ascent Media Corp. (Class A) (a)(b)	191	7,510
Capella Education Co. (a)(b)	636	18,050
Career Education Corp. (a)(b)	2,255	29,428
Corinthian Colleges, Inc. (a)(b)	1,728	2,696
DeVry, Inc. (b)	875	32,340
H&R Block, Inc. (b)	4,394	58,484
ITT Educational Services, Inc. (a)(b)	707	40,709
Service Corp. International	9,368	85,811
Sotheby’s (b)	946	26,081
Strayer Education, Inc. (b)	248	19,014

		401,442

DIVERSIFIED FINANCIAL SERVICES — 2.4%
Bank of America Corp.	134,873	825,423
Citigroup, Inc.	30,224	774,339
CME Group, Inc.	932	229,645
IntercontinentalExchange, Inc. (a)	1,131	133,752
JPMorgan Chase & Co.	53,669	1,616,510
Leucadia National Corp. (b)	3,462	78,518
Moody’s Corp. (b)	3,299	100,455
MSCI, Inc. (Class A) (a)	1,451	44,009
NYSE Euronext	4,514	104,905
PHH Corp. (a)(b)	933	15,003
The NASDAQ OMX Group, Inc. (a)	2,723	63,010

		3,985,569

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.6%
AT&T, Inc.	78,259	2,231,947
CenturyLink, Inc. (b)	8,020	265,622
Cogent Communications Group, Inc. (a)(b)	2,412	32,441
Frontier Communications Corp. (b)	17,187	105,013
Level 3 Communications, Inc. (a)(b)	12,065	17,977
SureWest Communications	2,455	25,704
tw telecom, Inc. (a)	3,220	53,194
Verizon Communications, Inc. (b)	37,013	1,362,079
Windstream Corp. (b)	7,226	84,255

		4,178,232

ELECTRIC UTILITIES — 2.0%
American Electric Power Co., Inc.	5,709	217,056
Central Vermont Public Service Corp. (b)	3,948	139,009
Duke Energy Corp. (b)	15,128	302,409
Edison International	4,643	177,595
Entergy Corp.	2,492	165,195
Exelon Corp. (b)	8,853	377,226
FirstEnergy Corp.	6,442	289,310

SPDR Dow Jones Total Market ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

Security Description	Shares	Value

Hawaiian Electric Industries, Inc. (b)	190	$4,613
MGE Energy, Inc. (b)	2,705	110,012
NextEra Energy, Inc.	4,949	267,345
Northeast Utilities	2,004	67,435
Pepco Holdings, Inc.	5,762	109,017
Pinnacle West Capital Corp.	1,560	66,986
PNM Resources, Inc. (b)	3,862	63,453
PPL Corp.	5,596	159,710
Progress Energy, Inc.	3,009	155,626
Southern Co.	10,854	459,884
Unitil Corp.	2,177	55,905

		3,187,786

ELECTRICAL EQUIPMENT — 0.6%
Capstone Turbine Corp. (a)(b)	18,387	18,387
Cooper Industries PLC	1,139	52,531
Emerson Electric Co.	10,432	430,946
General Cable Corp. (a)(b)	1,456	33,998
GrafTech International, Ltd. (a)(b)	2,360	29,972
Hubbell, Inc. (Class B)	1,834	90,856
PowerSecure International, Inc. (a)(b)	6,561	31,033
Rockwell Automation, Inc.	2,463	137,928
Roper Industries, Inc.	2,077	143,126
The Babcock & Wilcox Co. (a)	2,001	39,120

		1,007,897

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.9%
Agilent Technologies, Inc. (a)	5,918	184,937
Amphenol Corp. (Class A) (b)	3,272	133,399
Arrow Electronics, Inc. (a)	3,148	87,451
Avnet, Inc. (a)	3,620	94,410
Benchmark Electronics, Inc. (a)(b)	2,659	34,593
Corning, Inc.	20,725	256,161
Dolby Laboratories, Inc. (Class A) (a)(b)	954	26,178
FEI Co. (a)(b)	1,883	56,415
FLIR Systems, Inc. (b)	2,301	57,640
Itron, Inc. (a)(b)	597	17,611
Jabil Circuit, Inc.	3,554	63,226
Lightpath Technologies, Inc. (Class A) (a)(b)	13,497	19,436
Molex, Inc. (b)	3,379	68,830
National Instruments Corp. (b)	1,990	45,491
Power-One, Inc. (a)(b)	1,142	5,139
Sanmina-SCI Corp. (a)(b)	2,150	14,362
TE Connectivity, Ltd.	3,219	90,583
Tech Data Corp. (a)	2,286	98,824
Trimble Navigation, Ltd. (a)	3,216	107,897
Vishay Intertechnology, Inc. (a)(b)	5,047	42,193
Vishay Precision Group, Inc. (a)(b)	360	4,745

		1,509,521

ENERGY EQUIPMENT & SERVICES — 2.0%
Baker Hughes, Inc.	6,667	307,749
Basic Energy Services, Inc. (a)(b)	5,700	80,712
Cameron International Corp. (a)	3,454	143,479
Complete Production Services, Inc. (a)(b)	856	16,136
Diamond Offshore Drilling, Inc. (b)	691	37,825
Dresser-Rand Group, Inc. (a)(b)	356	14,429
Exterran Holdings, Inc. (a)(b)	1,710	16,621
FMC Technologies, Inc. (a)	3,638	136,789
Halliburton Co.	13,097	399,720
Helix Energy Solutions Group, Inc. (a)(b)	986	12,917
Helmerich & Payne, Inc. (b)	1,772	71,943
McDermott International, Inc. (a)(b)	4,007	43,115
Nabors Industries, Ltd. (a)	4,984	61,104
National Oilwell Varco, Inc.	6,473	331,547
Noble Corp. (a)	1,670	49,015
Oceaneering International, Inc. (b)	592	20,921
Patterson-UTI Energy, Inc.	4,081	70,765
Rowan Cos., Inc. (a)	3,280	99,023
Schlumberger, Ltd.	18,883	1,127,882
Superior Energy Services, Inc. (a)	3,222	84,545
TGC Industries, Inc. (a)	5,162	22,713
Tidewater, Inc. (b)	988	41,545
Weatherford International, Ltd. (a)	5,773	70,488

		3,260,983

FOOD & STAPLES RETAILING — 2.2%
Costco Wholesale Corp.	5,996	492,391
CVS Caremark Corp.	20,039	672,910
Safeway, Inc. (b)	6,409	106,582
SUPERVALU, Inc. (b)	3,626	24,149
Sysco Corp. (b)	8,713	225,667
The Kroger Co.	8,009	175,878
Wal-Mart Stores, Inc.	25,019	1,298,486
Walgreen Co.	12,560	413,098
Whole Foods Market, Inc.	2,007	131,077

		3,540,238

FOOD PRODUCTS — 1.9%
Archer-Daniels-Midland Co.	8,105	201,085
Bunge, Ltd.	1,991	116,055
Campbell Soup Co. (b)	4,453	144,144
ConAgra Foods, Inc.	8,034	194,583
Dean Foods Co. (a)(b)	3,157	28,003
Flowers Foods, Inc. (b)	4,384	85,313
General Mills, Inc.	9,671	372,043
H.J. Heinz Co. (b)	4,186	211,309
Kellogg Co.	2,879	153,134
Kraft Foods, Inc. (Class A)	19,520	655,482
McCormick & Co., Inc. (b)	1,551	71,594
Mead Johnson Nutrition Co.	2,685	184,809
Sanderson Farms, Inc. (b)	162	7,695
Sara Lee Corp.	11,478	187,665
Smithfield Foods, Inc. (a)(b)	2,224	43,368
The Hershey Co.	2,433	144,131
The J.M. Smucker Co. (b)	1,377	100,370
TreeHouse Foods, Inc. (a)(b)	1,300	80,392
Tyson Foods, Inc. (Class A)	5,198	90,237

		3,071,412

GAS UTILITIES — 0.1%
Chesapeake Utilities Corp. (b)	3,339	133,927
Delta Natural Gas Co., Inc. (b)	224	6,854
Gas Natural, Inc. (b)	446	4,902
Questar Corp.	2,071	36,678

		182,361

HEALTH CARE EQUIPMENT & SUPPLIES — 2.0%
ABIOMED, Inc. (a)	1,630	17,979
Alere, Inc. (a)	1,552	30,497

SPDR Dow Jones Total Market ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

Security Description	Shares	Value

Angeion Corp. (a)	6,173	$27,840
Baxter International, Inc.	8,294	465,625
Becton, Dickinson and Co.	3,399	249,215
Boston Scientific Corp. (a)	19,178	113,342
C.R. Bard, Inc.	1,780	155,821
CareFusion Corp. (a)	2,638	63,180
Covidien PLC	3,711	163,655
DENTSPLY International, Inc.	1,667	51,160
Edwards Lifesciences Corp. (a)(b)	2,707	192,955
Escalon Medical Corp. (a)(b)	27,760	30,536
Gen-Probe, Inc. (a)	832	47,632
Hologic, Inc. (a)	4,896	74,468
Intuitive Surgical, Inc. (a)(b)	469	170,847
Kinetic Concepts, Inc. (a)	1,235	81,374
MAKO Surgical Corp. (a)(b)	556	19,026
Masimo Corp. (b)	1,089	23,577
Medtronic, Inc.	15,571	517,580
NuVasive, Inc. (a)(b)	794	13,554
ResMed, Inc. (a)(b)	2,190	63,050
St. Jude Medical, Inc.	4,884	176,752
Stryker Corp. (b)	3,809	179,518
Thoratec Corp. (a)(b)	962	31,400
Varian Medical Systems, Inc. (a)(b)	2,209	115,222
Vascular Solutions, Inc. (a)(b)	1,004	11,496
Zimmer Holdings, Inc. (a)	3,030	162,105

		3,249,406

HEALTH CARE PROVIDERS & SERVICES — 2.5%
Aetna, Inc.	6,043	219,663
Amedisys, Inc. (a)(b)	647	9,588
AmerisourceBergen Corp.	3,697	137,787
athenahealth, Inc. (a)(b)	636	37,874
Cardinal Health, Inc.	5,276	220,959
CIGNA Corp.	4,382	183,781
Community Health Systems, Inc. (a)(b)	908	15,109
Coventry Health Care, Inc. (a)	2,598	74,848
DaVita, Inc. (a)	1,949	122,144
Express Scripts, Inc. (Class A) (a)	6,709	248,703
Health Management Associates, Inc. (Class A) (a)	4,004	27,708
Health Net, Inc. (a)	2,608	61,836
HEALTHSOUTH Corp. (a)(b)	2,691	40,177
Healthways, Inc. (a)(b)	346	3,401
Henry Schein, Inc. (a)	2,203	136,608
Humana, Inc.	2,722	197,971
Laboratory Corp. of America Holdings (a)	1,409	111,381
Lincare Holdings, Inc. (b)	3,206	72,135
McKesson Corp.	4,273	310,647
Medco Health Solutions, Inc. (a)	6,775	317,680
Omnicare, Inc. (b)	2,244	57,065
Patterson Cos., Inc. (b)	2,247	64,332
PSS World Medical, Inc. (a)(b)	2,036	40,089
Quest Diagnostics, Inc. (b)	1,827	90,181
Tenet Healthcare Corp. (a)(b)	8,190	33,825
UnitedHealth Group, Inc.	15,888	732,754
VCA Antech, Inc. (a)(b)	2,370	37,872
WellCare Health Plans, Inc. (a)(b)	304	11,546
WellPoint, Inc.	6,950	453,696

		4,071,360

HEALTH CARE TECHNOLOGY — 0.0% (d)
Transcend Services, Inc. (a)(b)	336	7,573

HOTELS, RESTAURANTS & LEISURE — 2.2%
Biglari Holdings, Inc. (a)(b)	178	52,757
Bob Evans Farms, Inc. (b)	3,718	106,037
Brinker International, Inc. (b)	1,970	41,212
Carnival Corp.	5,696	172,589
Darden Restaurants, Inc. (b)	2,406	102,856
Gaylord Entertainment Co. (a)(b)	514	9,941
International Game Technology (b)	5,492	79,799
Interval Leisure Group, Inc. (a)(b)	770	10,256
Las Vegas Sands Corp. (a)	6,290	241,159
Marriott International, Inc. (Class A) (b)	5,484	149,384
McDonald’s Corp.	13,259	1,164,405
MGM Resorts International (a)	3,735	34,698
Panera Bread Co. (Class A) (a)(b)	618	64,235
Penn National Gaming, Inc. (a)	1,792	59,656
Royal Caribbean Cruises, Ltd.	1,681	36,377
Scientific Games Corp. (Class A) (a)(b)	2,730	19,438
Starbucks Corp.	9,987	372,415
Starwood Hotels & Resorts Worldwide, Inc. (b)	3,280	127,330
The Cheesecake Factory, Inc. (a)(b)	2,823	69,587
Wyndham Worldwide Corp.	4,990	142,265
Wynn Resorts, Ltd. (b)	1,644	189,192
Yum! Brands, Inc.	7,210	356,102

		3,601,690

HOUSEHOLD DURABLES — 0.5%
American Greetings Corp. (Class A) (b)	2,862	52,947
Bassett Furniture Industries, Inc. (b)	4,589	32,353
Brookfield Residential Properties, Inc. (a)	2,736	18,194
D.R. Horton, Inc. (b)	4,885	44,160
Fortune Brands, Inc.	2,050	110,864
Garmin, Ltd. (b)	2,320	73,706
Harman International Industries, Inc.	1,507	43,070
KB HOME (b)	2,692	15,775
Leggett & Platt, Inc.	3,920	77,577
Lennar Corp. (Class A) (b)	3,270	44,276
Mohawk Industries, Inc. (a)(b)	691	29,651
Newell Rubbermaid, Inc.	5,362	63,647
NVR, Inc. (a)(b)	117	70,666
Pulte Group, Inc. (a)(b)	7,148	28,235
Ryland Group, Inc. (b)	1,119	11,917
Toll Brothers, Inc. (a)(b)	2,259	32,597
Whirlpool Corp. (b)	1,237	61,739

		811,374

HOUSEHOLD PRODUCTS — 2.2%
Church & Dwight Co., Inc. (b)	3,926	173,529
Colgate-Palmolive Co.	6,451	572,075
Energizer Holdings, Inc. (a)	1,173	77,934
Kimberly-Clark Corp.	4,937	350,576
The Clorox Co. (b)	1,832	121,517
The Procter & Gamble Co.	37,320	2,357,878

		3,653,509

SPDR Dow Jones Total Market ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

Security Description	Shares	Value

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.3%
Calpine Corp. (a)(b)	4,762	$67,049
Constellation Energy Group, Inc.	2,769	105,388
GenOn Energy, Inc. (a)(b)	16,701	46,429
NRG Energy, Inc. (a)	4,957	105,138
The AES Corp. (a)	10,014	97,736

		421,740

INDUSTRIAL CONGLOMERATES — 1.9%
3M Co.	8,555	614,163
Danaher Corp.	6,220	260,867
General Electric Co.	141,936	2,163,105
Tyco International, Ltd.	3,041	123,921

		3,162,056

INSURANCE — 3.7%
ACE, Ltd.	2,072	125,563
Aflac, Inc.	6,552	228,992
American International Group, Inc. (a)	4,301	94,407
AON Corp.	3,696	155,158
Arthur J. Gallagher & Co.	1,444	37,977
Assurant, Inc.	2,027	72,567
Assured Guaranty, Ltd. (b)	2,092	22,991
Berkshire Hathaway, Inc. (Class B) (a)	25,581	1,817,274
Chubb Corp. (b)	5,152	309,068
Cincinnati Financial Corp. (b)	2,218	58,400
Donegal Group, Inc. (Class A) (b)	1,896	22,828
Eastern Insurance Holdings, Inc.	892	11,730
Everest Re Group, Ltd.	914	72,553
Fidelity National Financial, Inc. (Class A) (b)	3,680	55,862
Genworth Financial, Inc. (Class A) (a)	6,767	38,843
Hartford Financial Services Group, Inc.	5,971	96,372
Lincoln National Corp.	5,996	93,717
Loews Corp.	6,302	217,734
Marsh & McLennan Cos., Inc.	6,427	170,573
MBIA, Inc. (a)(b)	2,756	20,036
MetLife, Inc.	7,681	215,145
Old Republic International Corp. (b)	5,647	50,371
PartnerRe, Ltd.	999	52,218
Principal Financial Group, Inc.	5,554	125,909
ProAssurance Corp. (b)	1,702	122,578
Protective Life Corp.	412	6,440
Prudential Financial, Inc.	6,307	295,546
Reinsurance Group of America, Inc.	1,048	48,156
RenaissanceRe Holdings, Ltd. (b)	1,128	71,966
Seabright Holdings, Inc. (b)	2,215	15,948
Selective Insurance Group, Inc. (b)	3,492	45,571
The Allstate Corp.	7,866	186,346
The Hanover Insurance Group, Inc.	1,547	54,918
The Phoenix Cos., Inc. (a)(b)	25,457	31,058
The Progressive Corp. (b)	8,749	155,382
The Travelers Cos., Inc.	8,334	406,116
Torchmark Corp. (b)	1,753	61,110
Transatlantic Holdings, Inc.	858	41,630
Unum Group	6,139	128,673
Validus Holdings, Ltd. (b)	2,073	51,659
W.R. Berkley Corp. (b)	1,956	58,074
XL Group PLC	4,366	82,081

		6,029,540

INTERNET & CATALOG RETAIL — 0.9%
Amazon.com, Inc. (a)	4,415	954,656
Expedia, Inc. (b)	4,551	117,188
HSN, Inc. (a)(b)	770	25,510
Liberty Media Corp. — Interactive (Class A) (a)	8,781	129,695
Netflix, Inc. (a)(b)	544	61,559
Priceline.com, Inc. (a)	519	233,270

		1,521,878

INTERNET SOFTWARE & SERVICES — 1.6%
Akamai Technologies, Inc. (a)	2,992	59,481
AOL, Inc. (a)(b)	1,597	19,164
EarthLink, Inc. (b)	5,245	34,250
eBay, Inc. (a)	13,839	408,112
Equinix, Inc. (a)(b)	561	49,834
Google, Inc. (Class A) (a)	3,080	1,584,290
IAC/InterActiveCorp. (a)	2,015	79,693
Internap Network Services Corp. (a)(b)	6,625	32,595
Local.com Corp. (a)(b)	4,607	11,149
Monster Worldwide, Inc. (a)(b)	2,932	21,052
VeriSign, Inc. (b)	3,066	87,718
WebMD Health Corp. (a)	799	24,090
Yahoo!, Inc. (a)	15,843	208,494

		2,619,922

IT SERVICES — 3.5%
Accenture PLC (Class A)	4,583	241,432
Alliance Data Systems Corp. (a)(b)	900	83,430
Automatic Data Processing, Inc.	7,350	346,553
Broadridge Financial Solutions, Inc. (b)	2,557	51,498
Cognizant Technology Solutions Corp. (Class A) (a)	4,799	300,897
Computer Sciences Corp.	2,736	73,462
Fidelity National Information Services, Inc.	6,209	151,003
Fiserv, Inc. (a)	3,116	158,199
International Business Machines Corp.	15,944	2,790,678
Jack Henry & Associates, Inc. (b)	1,946	56,395
Lender Processing Services, Inc. (b)	1,836	25,135
Mastercard, Inc. (Class A)	1,144	362,831
Paychex, Inc. (b)	5,125	135,146
Rainmaker Systems, Inc. (a)(b)	7,500	7,575
SAIC, Inc. (a)	2,973	35,111
Teradata Corp. (a)	3,213	171,992
The Western Union Co.	9,000	137,610
Total System Services, Inc. (b)	2,880	48,758
Unisys Corp. (a)	1,111	17,432
VeriFone Systems, Inc. (a)(b)	526	18,421
Visa, Inc. (Class A)	6,163	528,292

		5,741,850

LEISURE EQUIPMENT & PRODUCTS — 0.2%
Brunswick Corp. (b)	2,382	33,443
Eastman Kodak Co. (a)(b)	4,787	3,734
Hasbro, Inc.	3,091	100,798
Mattel, Inc. (b)	7,181	185,916

		323,891

LIFE SCIENCES TOOLS & SERVICES — 0.6%
Affymetrix, Inc. (a)(b)	1,488	7,291

SPDR Dow Jones Total Market ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

Security Description	Shares	Value

Charles River Laboratories International, Inc. (a)(b)	950	$27,189
Covance, Inc. (a)(b)	871	39,587
Illumina, Inc. (a)(b)	1,800	73,656
Life Technologies Corp. (a)	2,955	113,561
PerkinElmer, Inc.	3,288	63,162
Pharmaceutical Product Development, Inc.	1,088	27,918
PURE Bioscience, Inc. (a)	12,054	9,040
Sequenom, Inc. (a)(b)	1,152	5,864
Techne Corp.	1,366	92,902
Thermo Fisher Scientific, Inc. (a)	6,214	314,677
Waters Corp. (a)	1,842	139,053

		913,900

MACHINERY — 2.2%
AGCO Corp. (a)	1,047	36,195
Caterpillar, Inc.	8,207	606,005
CLARCOR, Inc. (b)	963	39,849
Crane Co.	1,871	66,776
Cummins, Inc.	2,423	197,862
Deere & Co.	5,659	365,402
Donaldson Co., Inc. (b)	1,075	58,910
Dover Corp.	2,452	114,263
Eaton Corp. (b)	4,672	165,856
Federal Signal Corp. (b)	5,396	23,850
Flowserve Corp.	710	52,540
Graco, Inc. (b)	286	9,764
Harsco Corp.	1,921	37,248
IDEX Corp.	3,354	104,511
Illinois Tool Works, Inc. (b)	8,364	347,942
Ingersoll-Rand PLC (b)	2,066	58,034
John Bean Technologies Corp. (b)	391	5,576
Joy Global, Inc.	1,977	123,325
Lincoln Electric Holdings, Inc.	1,744	50,593
Meritor, Inc. (a)(b)	3,146	22,211
Mueller Water Products, Inc. (Class A) (b)	27,686	68,661
Navistar International Corp. (a)(b)	1,080	34,690
Oshkosh Corp. (a)(b)	2,123	33,416
PACCAR, Inc. (b)	4,517	152,765
Pall Corp.	3,326	141,022
Parker Hannifin Corp.	2,764	174,491
Pentair, Inc. (b)	2,260	72,343
SPX Corp.	1,207	54,689
Stanley Black & Decker, Inc. (b)	1,833	90,000
Terex Corp. (a)(b)	1,753	17,986
The Manitowoc Co., Inc. (b)	7,500	50,325
Timken Co.	2,558	83,954
WABCO Holdings, Inc. (a)	1,344	50,884
Watts Water Technologies, Inc. (b)	2,243	59,776

		3,571,714

MARINE — 0.0% (d)
Genco Shipping & Trading, Ltd. (a)(b)	380	2,968

MEDIA — 3.3%
AMC Networks, Inc. (Class A) (a)(b)	956	30,544
Cablevision Systems Corp. (Class A)	3,827	60,199
CBS Corp.	9,397	191,511
Comcast Corp. (Class A)	37,156	776,560
DIRECTV (Class A) (a)	13,560	572,910
Discovery Communications, Inc. (Series A) (a)	4,265	160,449
DISH Network Corp. (Class A) (a)	4,307	107,933
Gannett Co., Inc.	5,763	54,921
Journal Communications, Inc. (Class A) (a)(b)	5,012	14,886
Knology, Inc. (a)(b)	3,446	44,729
Lamar Advertising Co. (Class A) (a)(b)	1,723	29,343
Liberty Global, Inc. (Series A) (a)	5,525	199,894
Liberty Media Corp. — Liberty Capital (Class A) (a)	1,755	116,041
Liberty Media Corp. — Liberty Starz (Class A) (a)	703	44,683
Live Nation Entertainment, Inc. (a)(b)	2,099	16,813
News Corp. (Class A)	30,360	469,669
Omnicom Group, Inc. (b)	4,158	153,181
Scripps Networks Interactive, Inc. (Class A) (b)	964	35,832
Sirius XM Radio, Inc. (a)(b)	47,565	71,823
The Interpublic Group of Cos., Inc. (b)	8,015	57,708
The Madison Square Garden Co. (Class A) (a)	956	21,797
The McGraw-Hill Cos., Inc.	5,295	217,095
The New York Times Co. (Class A) (a)(b)	1,595	9,267
The Walt Disney Co.	24,314	733,310
Time Warner Cable, Inc.	4,216	264,217
Time Warner, Inc.	17,356	520,159
Valassis Communications, Inc. (a)(b)	190	3,561
Viacom, Inc. (Class B)	7,225	279,896
Virgin Media, Inc.	4,211	102,538

		5,361,469

METALS & MINING — 1.0%
AK Steel Holding Corp. (b)	3,500	22,890
Alcoa, Inc. (b)	12,110	115,893
Allegheny Technologies, Inc. (b)	1,366	50,528
Allied Nevada Gold Corp. (a)(b)	760	27,216
Century Aluminum Co. (a)(b)	1,355	12,114
Cliffs Natural Resources, Inc.	2,188	111,960
Coeur d’Alene Mines Corp. (a)(b)	576	12,349
Commercial Metals Co.	2,060	19,591
Contango ORE, Inc. (a)(b)	24	354
Freeport-McMoRan Copper & Gold, Inc.	12,436	378,676
Molycorp, Inc. (a)(b)	636	20,905
Newmont Mining Corp.	6,522	410,234
Nucor Corp. (b)	3,969	125,579
Reliance Steel & Aluminum Co.	724	24,623
Royal Gold, Inc. (b)	1,184	75,847
Schnitzer Steel Industries, Inc. (Class A) (b)	544	20,019
Southern Copper Corp.	3,181	79,493
Steel Dynamics, Inc. (b)	2,945	29,214
Titanium Metals Corp. (b)	2,016	30,200
United States Steel Corp. (b)	2,640	58,106
Walter Energy, Inc.	1,053	63,191
Worthington Industries, Inc. (b)	784	10,953

		1,699,935

SPDR Dow Jones Total Market ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

Security Description	Shares	Value

MULTI-UTILITIES — 1.2%
Alliant Energy Corp.	590	$22,821
Ameren Corp.	2,757	82,076
CMS Energy Corp. (b)	5,437	107,598
Consolidated Edison, Inc. (b)	3,618	206,298
Dominion Resources, Inc.	8,301	421,442
DTE Energy Co. (b)	1,657	81,226
NiSource, Inc. (b)	3,891	83,190
PG&E Corp.	4,754	201,142
Public Service Enterprise Group, Inc. (b)	6,062	202,289
Sempra Energy	3,190	164,285
TECO Energy, Inc. (b)	5,744	98,395
Wisconsin Energy Corp.	2,730	85,422
Xcel Energy, Inc.	7,573	186,977

		1,943,161

MULTILINE RETAIL — 1.0%
Big Lots, Inc. (a)(b)	2,459	85,647
Dillard’s, Inc. (Class A) (b)	860	37,393
Dollar Tree, Inc. (a)	2,688	201,896
Family Dollar Stores, Inc.	2,307	117,334
J.C. Penney Co., Inc. (b)	3,156	84,518
Kohl’s Corp. (b)	4,004	196,596
Macy’s, Inc.	7,044	185,398
Nordstrom, Inc. (b)	3,538	161,616
Sears Holdings Corp. (a)(b)	1,150	66,148
Target Corp.	8,663	424,833

		1,561,379

OFFICE ELECTRONICS — 0.1%
Xerox Corp.	23,138	161,272
Zebra Technologies Corp. (Class A) (a)	2,043	63,210

		224,482

OIL, GAS & CONSUMABLE FUELS — 9.0%
Abraxas Petroleum Corp. (a)(b)	19,469	51,398
Adams Resources & Energy, Inc.	336	6,804
Alpha Natural Resources, Inc. (a)	5,148	91,068
Anadarko Petroleum Corp.	7,094	447,277
Apache Corp.	5,002	401,361
Approach Resources, Inc. (a)(b)	3,646	61,946
Arch Coal, Inc.	2,762	40,270
BPZ Resources, Inc. (a)(b)	13,216	36,608
Brigham Exploration Co. (a)	1,660	41,932
Cabot Oil & Gas Corp.	1,098	67,977
Chesapeake Energy Corp. (b)	8,060	205,933
Chevron Corp.	26,776	2,477,316
Cimarex Energy Co.	816	45,451
Clayton Williams Energy, Inc. (a)(b)	512	21,919
Concho Resources, Inc. (a)	1,472	104,718
ConocoPhillips	17,813	1,127,919
CONSOL Energy, Inc.	2,790	94,665
Contango Oil & Gas Co. (a)(b)	224	12,255
Denbury Resources, Inc. (a)(b)	5,353	61,560
Devon Energy Corp.	5,917	328,039
El Paso Corp. (b)	11,150	194,902
EOG Resources, Inc.	3,541	251,446
EXCO Resources, Inc. (b)	2,900	31,088
Exxon Mobil Corp.	66,718	4,845,728
Forest Oil Corp. (a)	1,686	24,278
Goodrich Petroleum Corp. (a)(b)	1,104	13,049
Hess Corp.	3,893	204,227
Hollyfrontier Corp.	4,204	110,229
Houston American Energy Corp. (b)	6,666	91,724
Marathon Oil Corp.	9,976	215,282
Marathon Petroleum Corp.	4,988	134,975
Murphy Oil Corp.	2,722	120,204
Newfield Exploration Co. (a)	1,834	72,791
Noble Energy, Inc.	2,826	200,081
Occidental Petroleum Corp.	11,061	790,862
Panhandle Oil & Gas, Inc. (b)	336	9,532
Patriot Coal Corp. (a)(b)	3,118	26,378
Peabody Energy Corp.	3,731	126,406
Pioneer Natural Resources Co. (b)	2,475	162,781
Plains Exploration & Production Co. (a)	3,018	68,539
QEP Resources, Inc. (b)	2,072	56,089
Quicksilver Resources, Inc. (a)(b)	664	5,033
Range Resources Corp.	2,852	166,728
Rex Energy Corp. (a)(b)	1,290	16,319
SandRidge Energy, Inc. (a)(b)	7,931	44,096
SM Energy Co.	2,622	159,024
Southwestern Energy Co. (a)(b)	5,133	171,083
Spectra Energy Corp.	8,346	204,727
Sunoco, Inc. (b)	2,141	66,392
Tesoro Corp. (a)(b)	3,085	60,065
The Williams Cos., Inc.	8,535	207,742
Toreador Resources Corp. (a)	5,592	17,167
Ultra Petroleum Corp. (a)	1,884	52,224
Valero Energy Corp.	7,471	132,834
Zion Oil & Gas, Inc. (a)(b)	2,237	4,385

		14,784,826

PAPER & FOREST PRODUCTS — 0.3%
Domtar Corp. (b)	255	17,383
International Paper Co.	7,317	170,120
Louisiana-Pacific Corp. (a)(b)	3,336	17,014
MeadWestvaco Corp.	4,543	111,576
Weyerhaeuser Co. (b)	7,331	113,997

		430,090

PERSONAL PRODUCTS — 0.3%
Avon Products, Inc. (b)	6,427	125,969
Herbalife, Ltd.	2,536	135,930
The Estee Lauder Cos., Inc. (Class A)	2,401	210,904

		472,803

PHARMACEUTICALS — 5.4%
Abbott Laboratories	19,607	1,002,702
Allergan, Inc. (b)	4,124	339,735
Auxilium Pharmaceuticals, Inc. (a)	827	12,397
Bristol-Myers Squibb Co.	25,045	785,912
Eli Lilly & Co.	12,441	459,944
Endo Pharmaceuticals Holdings, Inc. (a)	1,792	50,158
Forest Laboratories, Inc. (a)	4,730	145,637
Hospira, Inc. (a)	2,979	110,223
Johnson & Johnson	34,981	2,228,640
Merck & Co., Inc.	40,733	1,332,376
Mylan, Inc. (a)	5,246	89,182
Nektar Therapeutics (a)(b)	1,038	5,034
Perrigo Co. (b)	1,499	145,568

SPDR Dow Jones Total Market ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

Security Description	Shares	Value

Pfizer, Inc.	106,416	$1,881,435
Questcor Pharmaceuticals, Inc. (a)(b)	1,225	33,394
ViroPharma, Inc. (a)(b)	1,812	32,743
VIVUS, Inc. (a)(b)	3,562	28,745
Watson Pharmaceuticals, Inc. (a)	2,370	161,752

		8,845,577

PROFESSIONAL SERVICES — 0.2%
Dun & Bradstreet Corp.	1,298	79,515
Equifax, Inc.	2,818	86,625
IHS, Inc. (Class A) (a)	838	62,691
Manpower, Inc.	1,272	42,765
Robert Half International, Inc.	3,810	80,848

		352,444

REAL ESTATE INVESTMENT TRUSTS — 2.6%
Agree Realty Corp. (b)	3,200	69,696
American Campus Communities, Inc. (b)	1,611	59,945
Annaly Capital Management, Inc. (b)	8,686	144,448
Apartment Investment & Management Co. (Class A) (b)	3,140	69,457
Ashford Hospitality Trust, Inc. (b)	7,780	54,616
AvalonBay Communities, Inc. (b)	1,220	139,141
BioMed Realty Trust, Inc. (b)	2,642	43,778
Boston Properties, Inc. (b)	2,991	266,498
BRE Properties, Inc. (b)	1,003	42,467
Camden Property Trust	530	29,288
CBL & Associates Properties, Inc. (b)	2,261	25,685
Cedar Shopping Centers, Inc. (b)	2,311	7,187
Cogdell Spencer, Inc.	1,601	6,036
Colonial Properties Trust (b)	476	8,644
Corporate Office Properties Trust (b)	2,188	47,655
DDR Corp. (b)	2,395	26,106
Digital Realty Trust, Inc. (b)	1,025	56,539
Duke Realty Corp. (b)	2,652	27,846
Equity Residential (b)	4,832	250,636
Extra Space Storage, Inc. (b)	1,982	36,925
Glimcher Realty Trust (b)	4,080	28,886
HCP, Inc.	4,184	146,691
Health Care REIT, Inc. (b)	1,391	65,099
Home Properties, Inc. (b)	700	39,732
Hospitality Properties Trust	2,157	45,793
Host Hotels & Resorts, Inc.	9,752	106,687
Investors Real Estate Trust (b)	8,992	64,742
Kimco Realty Corp. (b)	4,542	68,266
LaSalle Hotel Properties (b)	3,184	61,133
Lexington Realty Trust (b)	2,072	13,551
Liberty Property Trust (b)	1,530	44,538
Monmouth Real Estate Investment Corp. (b)	5,774	45,788
National Retail Properties, Inc.	3,894	104,632
Pennsylvania Real Estate Investment Trust	2,910	22,494
Pittsburgh & West Virginia Railroad (b)	3,330	41,625
Plum Creek Timber Co., Inc. (b)	3,109	107,913
Post Properties, Inc.	514	17,856
ProLogis	4,036	97,873
Public Storage (b)	1,479	164,687
Realty Income Corp. (b)	1,982	63,900
Regency Centers Corp. (b)	428	15,121
Senior Housing Properties Trust	1,732	37,307
Simon Property Group, Inc. (b)	3,588	394,608
SL Green Realty Corp. (b)	938	54,545
Strategic Hotels & Resorts, Inc. (a)	25,369	109,340
Sunstone Hotel Investors, Inc. (a)(b)	750	4,268
Tanger Factory Outlet Centers, Inc. (b)	3,612	93,948
The Macerich Co. (b)	2,423	103,292
Transcontinental Realty Investors, Inc. (a)(b)	764	1,887
UDR, Inc. (b)	2,535	56,125
Urstadt Biddle Properties, Inc. (Class A) (b)	4,920	78,572
Ventas, Inc. (b)	3,095	152,893
Vestin Realty Mortgage II, Inc. (a)(b)	2,524	3,105
Vornado Realty Trust	4,034	301,017
Weingarten Realty Investors (b)	1,552	32,856

		4,203,363

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Brookfield Office Properties, Inc.	2,168	29,853
CBRE Group, Inc. (a)	5,477	73,721
Forestar Group, Inc. (a)(b)	734	8,008
Jones Lang LaSalle, Inc.	890	46,111
The St. Joe Co. (a)(b)	1,275	19,112

		176,805

ROAD & RAIL — 1.0%
Avis Budget Group, Inc. (a)(b)	1,332	12,881
Con-way, Inc.	380	8,410
CSX Corp.	17,805	332,419
Dollar Thrifty Automotive Group, Inc. (a)	1,407	79,214
J.B. Hunt Transport Services, Inc. (b)	3,608	130,321
Kansas City Southern (a)	1,676	83,733
Landstar System, Inc.	2,295	90,790
Norfolk Southern Corp.	5,764	351,719
Union Pacific Corp.	6,460	527,588

		1,617,075

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.7%
Advanced Micro Devices, Inc. (a)(b)	7,687	39,050
Aetrium, Inc. (a)(b)	7,992	11,109
Altera Corp.	4,509	142,169
Anadigics, Inc. (a)(b)	2,445	5,281
Analog Devices, Inc.	4,833	151,031
Applied Materials, Inc.	19,563	202,477
AXT, Inc. (a)(b)	7,410	37,346
Broadcom Corp. (Class A) (a)	7,306	243,217
Cirrus Logic, Inc. (a)(b)	1,522	22,434
Cree, Inc. (a)(b)	510	13,250
Cypress Semiconductor Corp. (a)(b)	2,319	34,715
Energy Conversion Devices, Inc. (a)(b)	24,988	13,244
First Solar, Inc. (a)(b)	756	47,787
Intel Corp.	74,151	1,581,641
International Rectifier Corp. (a)	1,592	29,643
Intersil Corp. (Class A) (b)	4,195	43,167
KLA-Tencor Corp. (b)	3,791	145,119
Lam Research Corp. (a)	2,999	113,902
Linear Technology Corp. (b)	4,226	116,849
LSI Corp. (a)	8,922	46,216
Marvell Technology Group, Ltd. (a)	6,502	94,474

SPDR Dow Jones Total Market ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

Security Description	Shares	Value

Maxim Integrated Products, Inc. (b)	2,816	$65,697
MEMC Electronic Materials, Inc. (a)(b)	3,894	20,405
Microchip Technology, Inc. (b)	3,495	108,729
Micron Technology, Inc. (a)	10,857	54,719
Microsemi Corp. (a)(b)	2,220	35,476
MKS Instruments, Inc. (b)	280	6,079
Novellus Systems, Inc. (a)(b)	3,228	87,995
NVIDIA Corp. (a)	8,790	109,875
ON Semiconductor Corp. (a)	4,122	29,555
Rambus, Inc. (a)(b)	1,979	27,706
Sigma Designs, Inc. (a)(b)	564	4,422
Skyworks Solutions, Inc. (a)(b)	1,427	25,600
SunPower Corp. (Class A) (a)(b)	133	1,076
Teradyne, Inc. (a)(b)	4,658	51,285
Texas Instruments, Inc.	17,518	466,855
Xilinx, Inc. (b)	3,830	105,095

		4,334,690

SOFTWARE — 4.0%
Activision Blizzard, Inc.	8,720	103,768
Adobe Systems, Inc. (a)	8,876	214,533
Autodesk, Inc. (a)	4,764	132,344
BMC Software, Inc. (a)	3,324	128,173
CA, Inc.	6,399	124,205
Cadence Design Systems, Inc. (a)(b)	6,561	60,624
Citrix Systems, Inc. (a)	3,911	213,267
Compuware Corp. (a)	7,375	56,493
Concur Technologies, Inc. (a)(b)	1,176	43,771
Electronic Arts, Inc. (a)	4,305	88,037
Intuit, Inc. (a)	5,178	245,644
Microsoft Corp.	104,458	2,599,960
Nuance Communications, Inc. (a)(b)	4,089	83,252
Oracle Corp.	52,652	1,513,218
Parametric Technology Corp. (a)	4,429	68,118
Red Hat, Inc. (a)	3,761	158,940
Rovi Corp. (a)(b)	840	36,103
Salesforce.com, Inc. (a)	1,505	171,991
Smith Micro Software, Inc. (a)(b)	2,735	4,157
Solera Holdings, Inc. (b)	1,540	77,770
Symantec Corp. (a)	12,468	203,228
Synopsys, Inc. (a)	3,645	88,792
TiVo, Inc. (a)(b)	2,720	25,405
Versant Corp. (a)	2,205	25,247
VMware, Inc. (Class A) (a)	540	43,405
Websense, Inc. (a)(b)	625	10,813

		6,521,258

SPECIALTY RETAIL — 2.4%
Abercrombie & Fitch Co. (Class A) (b)	1,868	114,994
Advance Auto Parts, Inc.	2,040	118,524
Aeropostale, Inc. (a)(b)	1,088	11,761
American Eagle Outfitters, Inc. (b)	3,765	44,126
AutoNation, Inc. (a)	3,768	123,515
AutoZone, Inc. (a)	601	191,833
Bed Bath & Beyond, Inc. (a)	4,187	239,957
Best Buy Co., Inc. (b)	4,525	105,432
Chico’s FAS, Inc.	2,330	26,632
Dick’s Sporting Goods, Inc. (a)(b)	1,476	49,387
Foot Locker, Inc.	3,345	67,201
GameStop Corp. (Class A) (a)(b)	2,057	47,517
Genesco, Inc. (a)(b)	337	17,366
Home Depot, Inc.	23,303	765,970
Limited Brands, Inc.	5,220	201,022
Lowe’s Cos., Inc.	18,358	355,044
O’Reilly Automotive, Inc. (a)(b)	2,787	185,698
Office Depot, Inc. (a)(b)	5,285	10,887
OfficeMax, Inc. (a)(b)	950	4,607
PetSmart, Inc. (b)	3,109	132,599
Pier 1 Imports, Inc. (a)(b)	856	8,372
RadioShack Corp.	3,037	35,290
Rent-A-Center, Inc. (b)	2,125	58,331
Ross Stores, Inc. (b)	2,622	206,325
Staples, Inc.	10,012	133,160
The Gap, Inc. (b)	7,773	126,234
The Men’s Wearhouse, Inc. (b)	691	18,021
Tiffany & Co.	2,303	140,068
TJX Cos., Inc.	5,434	301,424
Urban Outfitters, Inc. (a)(b)	2,441	54,483
Williams-Sonoma, Inc. (b)	1,892	58,255

		3,954,035

TEXTILES, APPAREL & LUXURY GOODS — 0.6%
Carter’s, Inc. (a)(b)	1,352	41,290
Coach, Inc.	4,974	257,802
Crocs, Inc. (a)(b)	476	11,267
Hanesbrands, Inc. (a)(b)	1,884	47,119
Iconix Brand Group, Inc. (a)	618	9,764
Liz Claiborne, Inc. (a)(b)	3,821	19,105
NIKE, Inc. (Class B)	3,845	328,786
Quiksilver, Inc. (a)	4,589	13,996
The Jones Group, Inc. (b)	3,174	29,233
Under Armour, Inc. (Class A) (a)(b)	787	52,265
V.F. Corp. (b)	922	112,041
Wolverine World Wide, Inc. (b)	3,023	100,515

		1,023,183

THRIFTS & MORTGAGE FINANCE — 0.2%
Astoria Financial Corp. (b)	1,752	13,473
Berkshire Hills Bancorp, Inc. (b)	2,303	42,537
First Niagara Financial Group, Inc.	7,689	70,354
Hudson City Bancorp, Inc.	4,264	24,134
MGIC Investment Corp. (a)(b)	4,080	7,630
New York Community Bancorp, Inc. (b)	3,992	47,505
OceanFirst Financial Corp. (b)	4,340	50,648
People’s United Financial, Inc. (b)	4,721	53,819
Radian Group, Inc.	3,459	7,575
TF Financial Corp.	335	6,425
TrustCo Bank Corp. NY (b)	7,968	35,537

		359,637

TOBACCO — 1.7%
Altria Group, Inc.	27,543	738,428
Lorillard, Inc. (b)	1,956	216,529
Philip Morris International, Inc.	25,315	1,579,150
Reynolds American, Inc. (b)	5,558	208,314

		2,742,421

TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co. (b)	5,594	186,169
Kaman Corp. (Class A) (b)	2,433	67,759
W.W. Grainger, Inc.	602	90,023

SPDR Dow Jones Total Market ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

Security Description	Shares	Value

Willis Lease Finance Corp. (a)	446	$5,062

		349,013

WATER UTILITIES — 0.1%
Aqua America, Inc. (b)	1,551	33,455
Artesian Resources Corp. (Class A) (b)	446	7,809
Cadiz, Inc. (a)(b)	2,178	17,228
Connecticut Water Service, Inc. (b)	1,088	27,222
Middlesex Water Co. (b)	5,036	85,964
Pennichuck Corp. (b)	224	6,268
York Water Co. (b)	2,501	40,466

		218,412

WIRELESS TELECOMMUNICATION SERVICES — 0.5%
American Tower Corp. (Class A) (a)	5,904	317,635
Crown Castle International Corp. (a)	4,062	165,202
Leap Wireless International, Inc. (a)(b)	1,248	8,611
MetroPCS Communications, Inc. (a)	3,134	27,297
NII Holdings, Inc. (a)	2,768	74,598
SBA Communications Corp. (Class A) (a)(b)	1,950	67,236
Sprint Nextel Corp. (a)	35,493	107,899
Telephone & Data Systems, Inc. (b)	2,017	42,861

		811,339

TOTAL COMMON STOCKS —
(Cost $170,033,705)		163,172,341

SHORT TERM INVESTMENTS — 9.9%
MONEY MARKET FUNDS — 9.9%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	15,884,209	15,884,209
State Street Institutional Liquid Reserves Fund 0.09% (f)(g)	265,311	265,311

TOTAL SHORT TERM INVESTMENTS —
(Cost $16,149,520)		16,149,520

TOTAL INVESTMENTS — 109.6% (h)
(Cost $186,183,225)		179,321,861
OTHER ASSETS & LIABILITIES — (9.6)%		(15,684,946)

NET ASSETS — 100.0%		$163,636,915

(a)	Non-income producing security.
(b)	A portion of the security was on loan at September 30, 2011.
(c)	Affiliated issuer. (See accompanying Notes to Schedules of Investments)
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Investments of cash collateral for securities loaned.
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR Dow Jones Large Cap ETF
SCHEDULE OF INVESTMENTS
September 30, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 2.3%
General Dynamics Corp.	862	$49,039
Goodrich Corp.	365	44,048
Honeywell International, Inc. (a)	2,023	88,830
ITT Corp. (a)	531	22,302
L-3 Communications Holdings, Inc. (a)	301	18,653
Lockheed Martin Corp. (a)	761	55,279
Northrop Grumman Corp. (a)	738	38,494
Precision Castparts Corp. (a)	407	63,272
Raytheon Co. (a)	1,006	41,115
Rockwell Collins, Inc. (a)	467	24,639
Spirit Aerosystems Holdings, Inc. (Class A) (a)(b)	294	4,689
Textron, Inc. (a)	687	12,119
The Boeing Co. (a)	1,882	113,880
TransDigm Group, Inc. (b)	128	10,454
United Technologies Corp.	2,258	158,873

		745,686

AIR FREIGHT & LOGISTICS — 0.8%
C.H. Robinson Worldwide, Inc. (a)	473	32,386
Expeditors International of Washington, Inc.	626	25,384
FedEx Corp.	848	57,393
United Parcel Service, Inc. (Class B) (a)	1,991	125,732

		240,895

AIRLINES — 0.2%
Delta Air Lines, Inc. (a)(b)	2,363	17,723
Southwest Airlines Co. (a)	2,151	17,294
United Continental Holdings, Inc. (a)(b)	893	17,306

		52,323

AUTO COMPONENTS — 0.4%
BorgWarner, Inc. (a)(b)	333	20,157
Gentex Corp. (a)	401	9,644
Johnson Controls, Inc.	1,920	50,630
Lear Corp. (a)	289	12,398
The Goodyear Tire & Rubber Co. (a)(b)	689	6,952
TRW Automotive Holdings Corp. (b)	252	8,248
Visteon Corp. (b)	128	5,504

		113,533

AUTOMOBILES — 0.5%
Ford Motor Co. (a)(b)	10,790	104,339
General Motors Co. (a)(b)	1,539	31,057
Harley-Davidson, Inc. (a)	697	23,928

		159,324

BEVERAGES — 2.5%
Brown-Forman Corp. (Class B) (a)	309	21,673
Coca-Cola Enterprises, Inc.	921	22,915
Constellation Brands, Inc. (Class A) (a)(b)	559	10,062
Dr. Pepper Snapple Group, Inc. (a)	618	23,966
Hansen Natural Corp. (b)	213	18,593
Molson Coors Brewing Co. (Class B) (a)	418	16,557
PepsiCo, Inc.	4,530	280,407
The Coca-Cola Co.	6,052	408,873

		803,046

BIOTECHNOLOGY — 1.5%
Alexion Pharmaceuticals, Inc. (a)(b)	510	32,671
Amgen, Inc. (a)	2,651	145,672
Biogen Idec, Inc. (b)	658	61,293
Celgene Corp. (b)	1,306	80,867
Cephalon, Inc. (a)(b)	195	15,736
Gilead Sciences, Inc. (a)(b)	2,243	87,028
Human Genome Sciences, Inc. (a)(b)	453	5,749
Pharmasset, Inc. (a)(b)	204	16,803
Regeneron Pharmaceuticals, Inc. (a)(b)	203	11,815
United Therapeutics Corp. (a)(b)	93	3,487
Vertex Pharmaceuticals, Inc. (b)	618	27,526

		488,647

BUILDING PRODUCTS — 0.0% (c)
Masco Corp. (a)	1,088	7,746
Owens Corning, Inc. (a)(b)	344	7,458

		15,204

CAPITAL MARKETS — 1.8%
Affiliated Managers Group, Inc. (a)(b)	145	11,317
Ameriprise Financial, Inc.	700	27,552
BlackRock, Inc.	272	40,259
E*TRADE Financial Corp. (a)(b)	692	6,304
Eaton Vance Corp. (a)	335	7,460
Franklin Resources, Inc. (a)	433	41,412
Invesco, Ltd.	1,272	19,729
Jefferies Group, Inc. (a)	346	4,294
Legg Mason, Inc. (a)	409	10,515
Morgan Stanley	5,001	67,514
Northern Trust Corp. (a)	617	21,583
Raymond James Financial, Inc.	283	7,347
SEI Investments Co. (a)	386	5,937
State Street Corp. (d)	1,453	46,728
T. Rowe Price Group, Inc. (a)	766	36,592
TD Ameritrade Holding Corp.	714	10,499
The Bank of New York Mellon Corp. (a)	3,467	64,452
The Charles Schwab Corp. (a)	2,923	32,942
The Goldman Sachs Group, Inc. (a)	1,215	114,878

		577,314

CHEMICALS — 2.2%
Air Products & Chemicals, Inc. (a)	572	43,684
Airgas, Inc. (a)	202	12,892
Albemarle Corp. (a)	265	10,706
Ashland, Inc. (a)	161	7,106
Celanese Corp. (Series A)	433	14,085
CF Industries Holdings, Inc.	195	24,061
E. I. du Pont de Nemours & Co. (a)	2,621	104,761
Eastman Chemical Co.	188	12,884
Ecolab, Inc.	634	30,996
FMC Corp. (a)	219	15,146
Huntsman Corp.	497	4,806
International Flavors & Fragrances, Inc. (a)	230	12,931
LyondellBasell Industries NV	941	22,989
Monsanto Co.	1,540	92,461
Nalco Holding Co.	391	13,677
PPG Industries, Inc. (a)	451	31,868
Praxair, Inc.	862	80,580
Rockwood Holdings, Inc. (b)	196	6,603
Sigma-Aldrich Corp. (a)	316	19,526
The Dow Chemical Co. (a)	3,302	74,163
The Mosaic Co.	783	38,343

SPDR Dow Jones Large Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

Security Description	Shares	Value

The Scotts Miracle-Gro Co. (Class A) (a)	128	$5,709
The Sherwin-Williams Co. (a)	260	19,323
Valspar Corp. (a)	270	8,427

		707,727

COMMERCIAL BANKS — 2.4%
BB&T Corp. (a)	2,019	43,065
BOK Financial Corp. (a)	63	2,954
CIT Group, Inc. (a)(b)	523	15,884
City National Corp. (a)	119	4,493
Comerica, Inc. (a)	519	11,921
Commerce Bancshares, Inc. (a)	190	6,602
Cullen/Frost Bankers, Inc. (a)	162	7,429
Fifth Third Bancorp (a)	2,598	26,240
First Republic Bank (a)(b)	200	4,632
Huntington Bancshares, Inc.	2,473	11,870
Keycorp	2,704	16,035
M&T Bank Corp. (a)	320	22,368
PNC Financial Services Group, Inc.	1,521	73,297
Regions Financial Corp.	3,623	12,065
SunTrust Banks, Inc. (a)	1,408	25,274
U.S. Bancorp (a)	5,428	127,775
Wells Fargo & Co.	14,121	340,599
Zions Bancorporation (a)	412	5,797

		758,300

COMMERCIAL SERVICES & SUPPLIES — 0.5%
Avery Dennison Corp.	351	8,803
Cintas Corp. (a)	323	9,089
Copart, Inc. (a)(b)	172	6,729
Corrections Corp. of America (b)	385	8,736
Covanta Holding Corp. (a)	351	5,332
Iron Mountain, Inc. (a)	522	16,506
Pitney Bowes, Inc. (a)	624	11,731
R.R. Donnelley & Sons Co. (a)	617	8,712
Republic Services, Inc. (a)	904	25,366
Stericycle, Inc. (a)(b)	265	21,391
Waste Connections, Inc. (a)	347	11,735
Waste Management, Inc. (a)	1,180	38,421

		172,551

COMMUNICATIONS EQUIPMENT — 2.0%
Acme Packet, Inc. (a)(b)	164	6,985
Cisco Systems, Inc.	15,759	244,107
F5 Networks, Inc. (a)(b)	226	16,057
Harris Corp. (a)	400	13,668
JDS Uniphase Corp. (b)	644	6,421
Juniper Networks, Inc. (a)(b)	1,546	26,684
Motorola Mobility Holdings, Inc. (a)(b)	837	31,622
Motorola Solutions, Inc.	887	37,165
Polycom, Inc. (a)(b)	480	8,818
QUALCOMM, Inc.	4,778	232,354
Riverbed Technology, Inc. (a)(b)	395	7,884

		631,765

COMPUTERS & PERIPHERALS — 4.5%
Apple, Inc. (b)	2,637	1,005,172
Dell, Inc. (a)(b)	4,739	67,057
EMC Corp. (b)	5,765	121,007
Hewlett-Packard Co.	5,900	132,455
NCR Corp. (a)(b)	490	8,276
NetApp, Inc. (a)(b)	1,036	35,162
SanDisk Corp. (b)	659	26,590
Seagate Technology PLC (a)	1,196	12,295
Western Digital Corp. (b)	633	16,281

		1,424,295

CONSTRUCTION & ENGINEERING — 0.2%
Aecom Technology Corp. (b)	278	4,912
Fluor Corp.	495	23,042
Foster Wheeler AG (b)	344	6,120
Jacobs Engineering Group, Inc. (a)(b)	357	11,528
KBR, Inc.	488	11,531
Quanta Services, Inc. (b)	559	10,504
URS Corp. (b)	248	7,356

		74,993

CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc. (a)	115	7,270
Vulcan Materials Co. (a)	337	9,288

		16,558

CONSUMER FINANCE — 0.8%
American Express Co. (a)	3,034	136,226
Capital One Financial Corp. (a)	1,282	50,806
Discover Financial Services	1,593	36,543
SLM Corp.	1,357	16,895

		240,470

CONTAINERS & PACKAGING — 0.2%
AptarGroup, Inc.	192	8,577
Ball Corp.	465	14,424
Bemis Co., Inc. (a)	293	8,588
Crown Holdings, Inc. (a)(b)	469	14,356
Owens-Illinois, Inc. (b)	505	7,636
Sealed Air Corp.	472	7,882
Sonoco Products Co. (a)	286	8,074

		69,537

DISTRIBUTORS — 0.1%
Genuine Parts Co. (a)	476	24,181
LKQ Corp. (a)(b)	415	10,026

		34,207

DIVERSIFIED CONSUMER SERVICES — 0.1%
Apollo Group, Inc. (b)	351	13,903
DeVry, Inc. (a)	183	6,764
H&R Block, Inc. (a)	869	11,566
Weight Watchers International, Inc. (a)	113	6,582

		38,815

DIVERSIFIED FINANCIAL SERVICES — 2.7%
Bank of America Corp.	28,527	174,585
CBOE Holdings, Inc. (a)	135	3,303
Citigroup, Inc.	8,257	211,544
CME Group, Inc.	182	44,845
IntercontinentalExchange, Inc. (a)(b)	212	25,071
JPMorgan Chase & Co.	11,090	334,031
Leucadia National Corp. (a)	476	10,796
Moody’s Corp. (a)	560	17,052
MSCI, Inc. (Class A) (b)	341	10,343
NYSE Euronext	757	17,593
The NASDAQ OMX Group, Inc. (a)(b)	473	10,945

		860,108

SPDR Dow Jones Large Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

Security Description	Shares	Value

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.7%
AT&T, Inc.	16,852	$480,619
CenturyLink, Inc.	1,703	56,403
Frontier Communications Corp. (a)	2,909	17,774
Verizon Communications, Inc. (a)	7,991	294,069
Windstream Corp. (a)	1,281	14,937

		863,802

ELECTRIC UTILITIES — 2.1%
American Electric Power Co., Inc.	1,394	53,000
DPL, Inc.	327	9,856
Duke Energy Corp.	3,793	75,822
Edison International (a)	880	33,660
Entergy Corp.	508	33,675
Exelon Corp. (a)	1,859	79,212
FirstEnergy Corp. (a)	1,217	54,656
ITC Holdings Corp. (a)	143	11,073
NextEra Energy, Inc. (a)	1,178	63,636
Northeast Utilities	548	18,440
NV Energy, Inc.	685	10,076
Pepco Holdings, Inc. (a)	626	11,844
Pinnacle West Capital Corp.	293	12,581
PPL Corp.	1,595	45,521
Progress Energy, Inc. (a)	846	43,755
Southern Co.	2,400	101,688
Westar Energy, Inc. (a)	314	8,296

		666,791

ELECTRICAL EQUIPMENT — 0.6%
AMETEK, Inc.	459	15,133
Cooper Industries PLC (a)	422	19,463
Emerson Electric Co.	2,147	88,693
Hubbell, Inc. (Class B)	156	7,728
Rockwell Automation, Inc. (a)	362	20,272
Roper Industries, Inc. (a)	258	17,779
The Babcock & Wilcox Co. (a)(b)	330	6,451

		175,519

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.7%
Agilent Technologies, Inc. (b)	980	30,625
Amphenol Corp. (Class A) (a)	521	21,241
Arrow Electronics, Inc. (b)	357	9,918
Avnet, Inc. (b)	428	11,162
Corning, Inc.	4,358	53,865
Dolby Laboratories, Inc. (Class A) (a)(b)	156	4,281
FLIR Systems, Inc. (a)	397	9,945
Ingram Micro, Inc. (Class A) (b)	394	6,355
Jabil Circuit, Inc. (a)	451	8,023
Mettler-Toledo International, Inc. (a)(b)	96	13,436
Molex, Inc. (a)	390	7,944
TE Connectivity, Ltd.	1,188	33,430
Trimble Navigation, Ltd. (a)(b)	378	12,682

		222,907

ENERGY EQUIPMENT & SERVICES — 1.9%
Baker Hughes, Inc.	1,234	56,961
Cameron International Corp. (b)	700	29,078
Diamond Offshore Drilling, Inc. (a)	195	10,674
FMC Technologies, Inc. (a)(b)	681	25,606
Halliburton Co.	2,606	79,535
Helmerich & Payne, Inc. (a)	271	11,003
McDermott International, Inc. (a)(b)	665	7,155
Nabors Industries, Ltd. (b)	837	10,262
National Oilwell Varco, Inc. (a)	1,192	61,054
Noble Corp. (a)(b)	681	19,987
Oceaneering International, Inc.	252	8,906
Patterson-UTI Energy, Inc.	456	7,907
Rowan Cos., Inc. (a)(b)	312	9,419
Schlumberger, Ltd.	3,862	230,677
Tidewater, Inc. (a)	154	6,476
Weatherford International, Ltd. (b)	2,051	25,043

		599,743

FOOD & STAPLES RETAILING — 2.2%
Costco Wholesale Corp. (a)	1,255	103,061
CVS Caremark Corp.	3,825	128,444
Safeway, Inc. (a)	997	16,580
Sysco Corp.	1,726	44,703
The Kroger Co. (a)	1,605	35,246
Wal-Mart Stores, Inc.	5,031	261,109
Walgreen Co. (a)	2,580	84,856
Whole Foods Market, Inc. (a)	420	27,430

		701,429

FOOD PRODUCTS — 2.0%
Archer-Daniels-Midland Co. (a)	1,716	42,574
Bunge, Ltd.	446	25,997
Campbell Soup Co. (a)	592	19,163
ConAgra Foods, Inc.	1,162	28,144
Corn Products International, Inc. (a)	218	8,554
General Mills, Inc. (a)	1,723	66,284
Green Mountain Coffee Roasters, Inc. (a)(b)	356	33,087
H.J. Heinz Co. (a)	917	46,290
Hormel Foods Corp. (a)	436	11,781
Kellogg Co. (a)	695	36,967
Kraft Foods, Inc. (Class A) (a)	4,602	154,535
McCormick & Co., Inc. (a)	327	15,094
Mead Johnson Nutrition Co.	582	40,059
Ralcorp Holdings, Inc. (a)(b)	169	12,964
Sara Lee Corp.	1,574	25,735
Smithfield Foods, Inc. (a)(b)	365	7,118
The Hershey Co. (a)	477	28,257
The J.M. Smucker Co. (a)	348	25,366
Tyson Foods, Inc. (Class A) (a)	853	14,808

		642,777

GAS UTILITIES — 0.2%
AGL Resources, Inc. (a)	228	9,289
Atmos Energy Corp.	268	8,697
National Fuel Gas Co. (a)	195	9,492
ONEOK, Inc.	290	19,151
Questar Corp.	508	8,997
UGI Corp.	312	8,196

		63,822

HEALTH CARE EQUIPMENT & SUPPLIES — 1.9%
Baxter International, Inc. (a)	1,616	90,722
Becton, Dickinson and Co. (a)	575	42,159
Boston Scientific Corp. (a)(b)	4,299	25,407
C.R. Bard, Inc. (a)	246	21,535
CareFusion Corp. (b)	601	14,394
Covidien PLC	1,369	60,373
DENTSPLY International, Inc.	395	12,123

SPDR Dow Jones Large Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

Security Description	Shares	Value

Edwards Lifesciences Corp. (a)(b)	329	$23,451
Gen-Probe, Inc. (a)(b)	162	9,274
Hologic, Inc. (a)(b)	737	11,210
IDEXX Laboratories, Inc. (a)(b)	180	12,415
Intuitive Surgical, Inc. (a)(b)	110	40,071
Kinetic Concepts, Inc. (b)	181	11,926
Medtronic, Inc.	3,062	101,781
ResMed, Inc. (a)(b)	440	12,668
St. Jude Medical, Inc.	916	33,150
Stryker Corp. (a)	850	40,060
Varian Medical Systems, Inc. (a)(b)	334	17,421
Zimmer Holdings, Inc. (a)(b)	548	29,318

		609,458

HEALTH CARE PROVIDERS & SERVICES — 2.1%
Aetna, Inc.	1,063	38,640
AmerisourceBergen Corp. (a)	767	28,586
Cardinal Health, Inc. (a)	994	41,629
CIGNA Corp.	807	33,846
Coventry Health Care, Inc. (b)	435	12,532
DaVita, Inc. (b)	247	15,479
Express Scripts, Inc. (Class A) (b)	1,288	47,746
HCA Holdings, Inc. (a)(b)	313	6,310
Henry Schein, Inc. (a)(b)	272	16,867
Humana, Inc. (a)	500	36,365
Laboratory Corp. of America Holdings (a)(b)	289	22,845
McKesson Corp.	717	52,126
Medco Health Solutions, Inc. (b)	1,136	53,267
Omnicare, Inc. (a)	304	7,731
Patterson Cos., Inc. (a)	290	8,303
Quest Diagnostics, Inc. (a)	416	20,534
UnitedHealth Group, Inc.	3,061	141,173
Universal Health Services, Inc. (Class B) (a)	270	9,180
WellPoint, Inc. (a)	1,053	68,740

		661,899

HEALTH CARE TECHNOLOGY — 0.1%
Cerner Corp. (a)(b)	407	27,888

HOTELS, RESTAURANTS & LEISURE — 2.1%
Carnival Corp.	1,148	34,784
Chipotle Mexican Grill, Inc. (a)(b)	92	27,871
Darden Restaurants, Inc. (a)	384	16,416
Dunkin’ Brands Group, Inc. (a)(b)	60	1,662
Hyatt Hotels Corp. (Class A) (b)	113	3,545
International Game Technology	879	12,772
Las Vegas Sands Corp. (b)	1,120	42,941
Marriott International, Inc. (Class A) (a)	899	24,489
McDonald’s Corp.	2,940	258,191
MGM Resorts International (a)(b)	889	8,259
Penn National Gaming, Inc. (b)	193	6,425
Royal Caribbean Cruises, Ltd.	404	8,743
Starbucks Corp.	2,136	79,651
Starwood Hotels & Resorts Worldwide, Inc. (a)	497	19,293
Wyndham Worldwide Corp. (a)	446	12,715
Wynn Resorts, Ltd. (a)	250	28,770
Yum! Brands, Inc.	1,351	66,726

		653,253

HOUSEHOLD DURABLES — 0.4%
D.R. Horton, Inc. (a)	798	7,214
Fortune Brands, Inc. (a)	448	24,228
Garmin, Ltd. (a)	363	11,532
Harman International Industries, Inc.	148	4,230
Leggett & Platt, Inc.	476	9,420
Lennar Corp. (Class A) (a)	317	4,292
Mohawk Industries, Inc. (a)(b)	157	6,737
Newell Rubbermaid, Inc. (a)	801	9,508
NVR, Inc. (a)(b)	15	9,060
Tempur-Pedic International, Inc. (a)(b)	191	10,048
Toll Brothers, Inc. (a)(b)	393	5,671
Tupperware Brands Corp. (a)	172	9,243
Whirlpool Corp. (a)	216	10,781

		121,964

HOUSEHOLD PRODUCTS — 2.4%
Church & Dwight Co., Inc. (a)	404	17,857
Colgate-Palmolive Co.	1,384	122,733
Energizer Holdings, Inc. (a)(b)	197	13,089
Kimberly-Clark Corp. (a)	1,115	79,176
The Clorox Co.	406	26,930
The Procter & Gamble Co.	7,816	493,815

		753,600

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.2%
Calpine Corp. (a)(b)	1,050	14,784
Constellation Energy Group, Inc.	521	19,829
NRG Energy, Inc. (a)(b)	687	14,572
The AES Corp. (b)	2,195	21,423

		70,608

INDUSTRIAL CONGLOMERATES — 2.3%
3M Co. (a)	1,857	133,314
Danaher Corp. (a)	1,566	65,678
General Electric Co.	30,355	462,610
Tyco International, Ltd.	1,336	54,442

		716,044

INSURANCE — 3.9%
ACE, Ltd. (a)	940	56,964
Aflac, Inc.	1,363	47,637
Alleghany Corp. (b)	24	6,924
Allied World Assurance Company Holdings, Ltd.	99	5,317
American Financial Group, Inc.	224	6,960
American International Group, Inc. (b)	1,240	27,218
AON Corp.	929	38,999
Arch Capital Group, Ltd. (b)	435	14,214
Assurant, Inc. (a)	269	9,630
Assured Guaranty, Ltd. (a)	396	4,352
Axis Capital Holdings, Ltd.	322	8,353
Berkshire Hathaway, Inc. (Class B) (a)(b)	5,438	386,315
Brown & Brown, Inc. (a)	330	5,874
Chubb Corp. (a)	813	48,772
Cincinnati Financial Corp. (a)	441	11,612
CNA Financial Corp. (a)	78	1,753
Erie Indemnity Co. (Class A)	78	5,552
Everest Re Group, Ltd.	128	10,161
Fidelity National Financial, Inc. (Class A) (a)	684	10,383

SPDR Dow Jones Large Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

Security Description	Shares	Value

Genworth Financial, Inc. (Class A) (a)(b)	1,497	$8,593
Hartford Financial Services Group, Inc. (a)	1,257	20,288
HCC Insurance Holdings, Inc. (a)	339	9,170
Lincoln National Corp. (a)	886	13,848
Loews Corp. (a)	952	32,892
Markel Corp. (b)	28	10,000
Marsh & McLennan Cos., Inc.	1,481	39,306
MetLife, Inc. (a)	2,323	65,067
Old Republic International Corp. (a)	674	6,012
PartnerRe, Ltd.	208	10,872
Principal Financial Group, Inc.	915	20,743
Prudential Financial, Inc. (a)	1,384	64,854
Reinsurance Group of America, Inc. (a)	212	9,741
RenaissanceRe Holdings, Ltd. (a)	147	9,379
The Allstate Corp.	1,408	33,355
The Progressive Corp. (a)	1,712	30,405
The Travelers Cos., Inc. (a)	1,183	57,648
Torchmark Corp. (a)	299	10,423
Transatlantic Holdings, Inc. (a)	149	7,229
Unum Group	865	18,130
Validus Holdings, Ltd. (a)	202	5,034
W.R. Berkley Corp. (a)	349	10,362
White Mountains Insurance Group, Ltd.	19	7,709
XL Group PLC	919	17,277

		1,225,327

INTERNET & CATALOG RETAIL — 1.1%
Amazon.com, Inc. (b)	1,001	216,446
Expedia, Inc. (a)	611	15,733
Liberty Media Corp. — Interactive (Class A) (b)	1,805	26,660
Netflix, Inc. (a)(b)	133	15,050
Priceline.com, Inc. (a)(b)	136	61,127

		335,016

INTERNET SOFTWARE & SERVICES — 1.8%
Akamai Technologies, Inc. (a)(b)	480	9,542
eBay, Inc. (b)	3,200	94,368
Equinix, Inc. (a)(b)	124	11,015
Google, Inc. (Class A) (b)	709	364,695
IAC/InterActiveCorp. (a)(b)	234	9,255
Rackspace Hosting, Inc. (a)(b)	325	11,096
VeriSign, Inc. (a)	477	13,647
Yahoo!, Inc. (b)	3,368	44,323

		557,941

IT SERVICES — 3.8%
Accenture PLC (Class A)	1,952	102,831
Alliance Data Systems Corp. (a)(b)	152	14,090
Automatic Data Processing, Inc.	1,402	66,104
Broadridge Financial Solutions, Inc. (a)	425	8,560
Cognizant Technology Solutions Corp. (Class A) (b)	832	52,166
Computer Sciences Corp. (a)	443	11,895
Fidelity National Information Services, Inc. (a)	713	17,340
Fiserv, Inc. (a)(b)	390	19,800
Genpact, Ltd. (b)	161	2,317
Global Payments, Inc.	232	9,371
International Business Machines Corp. (a)	3,397	594,577
Mastercard, Inc. (Class A) (a)	298	94,514
Paychex, Inc. (a)	951	25,078
SAIC, Inc. (a)(b)	1,033	12,200
Teradata Corp. (a)(b)	438	23,446
The Western Union Co.	1,843	28,179
Total System Services, Inc.	591	10,006
Visa, Inc. (Class A)	1,370	117,436

		1,209,910

LEISURE EQUIPMENT & PRODUCTS — 0.1%
Hasbro, Inc. (a)	378	12,327
Mattel, Inc. (a)	977	25,294

		37,621

LIFE SCIENCES TOOLS & SERVICES — 0.4%
Covance, Inc. (a)(b)	192	8,726
Illumina, Inc. (a)(b)	361	14,772
Life Technologies Corp. (b)	491	18,869
PerkinElmer, Inc.	352	6,762
Pharmaceutical Product Development, Inc.	294	7,544
Techne Corp. (a)	109	7,413
Thermo Fisher Scientific, Inc. (b)	1,092	55,299
Waters Corp. (a)(b)	230	17,363

		136,748

MACHINERY — 1.8%
AGCO Corp. (a)(b)	261	9,023
Caterpillar, Inc. (a)	1,645	121,467
Cummins, Inc. (a)	506	41,320
Deere & Co. (a)	1,197	77,290
Donaldson Co., Inc. (a)	197	10,796
Dover Corp.	555	25,863
Eaton Corp.	961	34,116
Flowserve Corp. (a)	170	12,580
Gardner Denver, Inc. (a)	149	9,469
Illinois Tool Works, Inc. (a)	1,200	49,920
Ingersoll-Rand PLC (a)	941	26,433
Joy Global, Inc. (a)	316	19,712
Lincoln Electric Holdings, Inc. (a)	238	6,904
Navistar International Corp. (a)(b)	193	6,199
PACCAR, Inc. (a)	998	33,752
Pall Corp.	355	15,052
Parker Hannifin Corp. (a)	469	29,608
Pentair, Inc. (a)	285	9,123
SPX Corp. (a)	162	7,340
Stanley Black & Decker, Inc. (a)	460	22,586
Timken Co.	164	5,382

		573,935

MEDIA — 3.2%
AMC Networks, Inc. (Class A) (a)(b)	166	5,304
Cablevision Systems Corp. (Class A) (a)	665	10,460
CBS Corp. (a)	1,776	36,195
Charter Communications, Inc. (Class A) (a)(b)	100	4,684
Clear Channel Outdoor Holdings, Inc. (Class A) (b)	119	1,114
Comcast Corp. (Class A)	7,860	164,274
DIRECTV (Class A) (a)(b)	2,100	88,725

SPDR Dow Jones Large Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

Security Description	Shares	Value

Discovery Communications, Inc. (Series A) (a)(b)	821	$30,886
DISH Network Corp. (Class A) (b)	623	15,612
Gannett Co., Inc. (a)	540	5,146
John Wiley & Sons, Inc. (Class A) (a)	147	6,530
Liberty Global, Inc. (Series A) (b)	770	27,859
Liberty Media Corp. — Liberty Capital (Class A) (b)	212	14,017
Liberty Media Corp. — Liberty Starz (Class A) (a)(b)	151	9,598
News Corp. (Class A)	6,584	101,854
Omnicom Group, Inc. (a)	815	30,025
Scripps Networks Interactive, Inc. (Class A) (a)	237	8,809
Sirius XM Radio, Inc. (a)(b)	10,105	15,259
The Interpublic Group of Cos., Inc. (a)	1,424	10,253
The McGraw-Hill Cos., Inc. (a)	865	35,465
The Walt Disney Co. (a)	4,903	147,874
The Washington Post Co. (Class B) (a)	18	5,885
Time Warner Cable, Inc.	956	59,912
Time Warner, Inc. (a)	2,972	89,071
Viacom, Inc. (Class B)	1,523	59,001
Virgin Media, Inc. (a)	873	21,258

		1,005,070

METALS & MINING — 1.0%
Alcoa, Inc. (a)	2,959	28,318
Allegheny Technologies, Inc. (a)	276	10,209
Allied Nevada Gold Corp. (a)(b)	233	8,344
Cliffs Natural Resources, Inc. (a)	388	19,854
Freeport-McMoRan Copper & Gold, Inc.	2,682	81,667
Molycorp, Inc. (a)(b)	161	5,292
Newmont Mining Corp. (a)	1,388	87,305
Nucor Corp. (a)	844	26,704
Reliance Steel & Aluminum Co. (a)	185	6,292
Royal Gold, Inc. (a)	155	9,929
Southern Copper Corp.	484	12,095
Steel Dynamics, Inc. (a)	518	5,138
Titanium Metals Corp. (a)	160	2,397
United States Steel Corp. (a)	413	9,090
Walter Energy, Inc. (a)	177	10,622

		323,256

MULTI-UTILITIES — 1.5%
Alliant Energy Corp.	326	12,610
Ameren Corp. (a)	682	20,303
CenterPoint Energy, Inc.	1,015	19,914
CMS Energy Corp. (a)	629	12,448
Consolidated Edison, Inc. (a)	786	44,818
Dominion Resources, Inc. (a)	1,619	82,197
DTE Energy Co.	479	23,480
Integrys Energy Group, Inc. (a)	227	11,037
MDU Resources Group, Inc. (a)	488	9,365
NiSource, Inc. (a)	792	16,933
NSTAR	311	13,936
OGE Energy Corp.	275	13,142
PG&E Corp.	1,150	48,656
Public Service Enterprise Group, Inc. (a)	1,489	49,688
SCANA Corp. (a)	322	13,025
Sempra Energy	661	34,041
TECO Energy, Inc. (a)	583	9,987
Wisconsin Energy Corp.	693	21,684
Xcel Energy, Inc. (a)	1,304	32,196

		489,460

MULTILINE RETAIL — 0.8%
Dollar General Corp. (b)	281	10,611
Dollar Tree, Inc. (b)	347	26,063
Family Dollar Stores, Inc.	294	14,953
J.C. Penney Co., Inc. (a)	457	12,238
Kohl’s Corp. (a)	749	36,776
Macy’s, Inc. (a)	1,225	32,242
Nordstrom, Inc. (a)	500	22,840
Sears Holdings Corp. (a)(b)	122	7,017
Target Corp.	1,740	85,330

		248,070

OFFICE ELECTRONICS — 0.1%
Xerox Corp. (a)	3,856	26,876

OIL, GAS & CONSUMABLE FUELS — 9.4%
Alpha Natural Resources, Inc. (a)(b)	598	10,579
Anadarko Petroleum Corp.	1,433	90,351
Apache Corp.	1,088	87,301
Arch Coal, Inc.	599	8,733
Brigham Exploration Co. (b)	316	7,982
Cabot Oil & Gas Corp. (a)	314	19,440
Chesapeake Energy Corp. (a)	1,918	49,005
Chevron Corp. (a)	5,695	526,901
Cimarex Energy Co. (a)	235	13,089
Cobalt International Energy, Inc. (a)(b)	268	2,066
Concho Resources, Inc. (a)(b)	290	20,631
ConocoPhillips	3,634	230,105
CONSOL Energy, Inc.	599	20,324
Continental Resources, Inc. (a)(b)	164	7,933
Denbury Resources, Inc. (a)(b)	1,114	12,811
Devon Energy Corp.	1,129	62,592
El Paso Corp. (a)	2,076	36,288
Energen Corp.	180	7,360
EOG Resources, Inc. (a)	763	54,181
EQT Corp.	425	22,678
EXCO Resources, Inc. (a)	504	5,403
Exxon Mobil Corp. (a)	13,830	1,004,473
Forest Oil Corp. (a)(b)	326	4,694
Hess Corp. (a)	860	45,116
Hollyfrontier Corp. (a)	551	14,447
Kinder Morgan, Inc. (a)	254	6,576
Marathon Oil Corp.	1,977	42,664
Marathon Petroleum Corp. (a)	988	26,735
Murphy Oil Corp.	552	24,376
Newfield Exploration Co. (a)(b)	377	14,963
Noble Energy, Inc.	497	35,188
Occidental Petroleum Corp.	2,307	164,950
Peabody Energy Corp. (a)	795	26,935
Pioneer Natural Resources Co. (a)	332	21,836
Plains Exploration & Production Co. (b)	368	8,357
QEP Resources, Inc. (a)	508	13,752
Range Resources Corp. (a)	450	26,307
SandRidge Energy, Inc. (a)(b)	1,033	5,743
SM Energy Co. (a)	155	9,401
Southern Union Co. (a)	305	12,374
Southwestern Energy Co. (a)(b)	1,002	33,397
Spectra Energy Corp.	1,845	45,258
Sunoco, Inc. (a)	349	10,822
The Williams Cos., Inc.	1,695	41,256

SPDR Dow Jones Large Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

Security Description	Shares	Value

Ultra Petroleum Corp. (a)(b)	442	$12,252
Valero Energy Corp.	1,544	27,452
Whiting Petroleum Corp. (a)(b)	284	9,963

		2,985,040

PAPER & FOREST PRODUCTS — 0.2%
International Paper Co. (a)	1,116	25,947
MeadWestvaco Corp.	488	11,985
Weyerhaeuser Co. (a)	1,508	23,450

		61,382

PERSONAL PRODUCTS — 0.2%
Avon Products, Inc. (a)	1,258	24,657
Herbalife, Ltd.	344	18,438
The Estee Lauder Cos., Inc. (Class A)	346	30,393

		73,488

PHARMACEUTICALS — 5.8%
Abbott Laboratories (a)	4,397	224,863
Allergan, Inc. (a)	876	72,165
Bristol-Myers Squibb Co. (a)	4,890	153,448
Eli Lilly & Co.	2,848	105,291
Endo Pharmaceuticals Holdings, Inc. (a)(b)	301	8,425
Forest Laboratories, Inc. (b)	726	22,353
Hospira, Inc. (a)(b)	462	17,094
Johnson & Johnson (a)	7,764	494,644
Merck & Co., Inc.	8,754	286,343
Mylan, Inc. (b)	1,222	20,774
Perrigo Co. (a)	251	24,375
Pfizer, Inc.	22,192	392,355
Warner Chilcott PLC (Class A) (a)(b)	300	4,290
Watson Pharmaceuticals, Inc. (b)	388	26,481

		1,852,901

PROFESSIONAL SERVICES — 0.2%
Dun & Bradstreet Corp. (a)	158	9,679
Equifax, Inc.	380	11,681
IHS, Inc. (Class A) (a)(b)	138	10,324
Manpower, Inc.	224	7,531
Nielsen Holdings NV (a)(b)	168	4,381
Robert Half International, Inc. (a)	413	8,764
Towers Watson & Co. (Class A) (a)	116	6,935
Verisk Analytics, Inc. (Class A) (b)	339	11,787

		71,082

REAL ESTATE INVESTMENT TRUSTS — 2.2%
Alexandria Real Estate Equities, Inc. (a)	161	9,884
American Capital Agency Corp. (a)	508	13,767
Annaly Capital Management, Inc. (a)	2,631	43,754
AvalonBay Communities, Inc. (a)	257	29,311
Boston Properties, Inc. (a)	423	37,689
BRE Properties, Inc. (a)	213	9,018
Camden Property Trust (a)	202	11,163
Chimera Investment Corp. (a)	2,883	7,986
DDR Corp. (a)	645	7,030
Digital Realty Trust, Inc. (a)	290	15,996
Equity Residential (a)	839	43,519
Essex Property Trust, Inc. (a)	96	11,524
Federal Realty Investment Trust (a)	165	13,598
General Growth Properties, Inc. (a)	1,148	13,891
HCP, Inc.	1,153	40,424
Health Care REIT, Inc. (a)	474	22,183
Host Hotels & Resorts, Inc. (a)	1,817	19,878
Kimco Realty Corp. (a)	1,195	17,961
Liberty Property Trust (a)	266	7,743
Piedmont Office Realty Trust, Inc. (Class A) (a)	509	8,231
Plum Creek Timber Co., Inc. (a)	509	17,667
ProLogis	1,182	28,663
Public Storage (a)	401	44,651
Rayonier, Inc. (a)	340	12,509
Realty Income Corp. (a)	296	9,543
Regency Centers Corp. (a)	279	9,857
Simon Property Group, Inc.	836	91,943
SL Green Realty Corp. (a)	230	13,374
The Macerich Co. (a)	389	16,583
UDR, Inc.	514	11,380
Ventas, Inc. (a)	714	35,272
Vornado Realty Trust	519	38,728

		714,720

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Brookfield Office Properties, Inc.	819	11,278
CBRE Group, Inc. (a)(b)	719	9,678
Jones Lang LaSalle, Inc.	120	6,217

		27,173

ROAD & RAIL — 0.8%
CSX Corp. (a)	3,054	57,018
Hertz Global Holdings, Inc. (a)(b)	711	6,328
J.B. Hunt Transport Services, Inc. (a)	248	8,958
Kansas City Southern (b)	313	15,637
Norfolk Southern Corp.	981	59,861
Union Pacific Corp. (a)	1,376	112,378

		260,180

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.4%
Advanced Micro Devices, Inc. (a)(b)	1,604	8,148
Altera Corp. (a)	866	27,305
Analog Devices, Inc. (a)	855	26,719
Applied Materials, Inc.	3,738	38,688
Atmel Corp. (a)(b)	1,273	10,273
Broadcom Corp. (Class A) (b)	1,309	43,577
Cree, Inc. (a)(b)	309	8,028
First Solar, Inc. (a)(b)	159	10,050
Intel Corp. (a)	14,936	318,585
KLA-Tencor Corp. (a)	510	19,523
Lam Research Corp. (b)	377	14,319
Linear Technology Corp. (a)	600	16,590
LSI Corp. (b)	1,891	9,795
Marvell Technology Group, Ltd. (b)	1,378	20,022
Maxim Integrated Products, Inc. (a)	860	20,064
Microchip Technology, Inc. (a)	534	16,613
Micron Technology, Inc. (a)(b)	2,624	13,225
NVIDIA Corp. (b)	1,533	19,163
ON Semiconductor Corp. (a)(b)	1,160	8,317
Skyworks Solutions, Inc. (b)	568	10,190
Texas Instruments, Inc. (a)	3,274	87,252
Xilinx, Inc. (a)	719	19,729

		766,175

SOFTWARE — 3.9%
Activision Blizzard, Inc. (a)	1,203	14,316
Adobe Systems, Inc. (b)	1,442	34,853

SPDR Dow Jones Large Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

Security Description	Shares	Value

Ansys, Inc. (a)(b)	267	$13,094
Autodesk, Inc. (a)(b)	665	18,474
BMC Software, Inc. (b)	543	20,938
CA, Inc. (a)	1,200	23,292
Citrix Systems, Inc. (b)	527	28,737
Electronic Arts, Inc. (b)	926	18,937
Factset Research Systems, Inc. (a)	131	11,655
Informatica Corp. (b)	334	13,677
Intuit, Inc. (b)	781	37,051
Microsoft Corp.	21,243	528,738
Nuance Communications, Inc. (a)(b)	621	12,643
Oracle Corp.	11,063	317,951
Red Hat, Inc. (a)(b)	555	23,454
Rovi Corp. (a)(b)	320	13,754
Salesforce.com, Inc. (a)(b)	336	38,398
Solera Holdings, Inc.	200	10,100
Symantec Corp. (b)	2,136	34,817
Synopsys, Inc. (b)	409	9,963
TIBCO Software, Inc. (a)(b)	483	10,814
VMware, Inc. (Class A) (a)(b)	179	14,388

		1,250,044

SPECIALTY RETAIL — 1.9%
Abercrombie & Fitch Co. (Class A) (a)	250	15,390
Advance Auto Parts, Inc. (a)	210	12,201
American Eagle Outfitters, Inc. (a)	519	6,083
AutoNation, Inc. (a)(b)	129	4,228
AutoZone, Inc. (a)(b)	75	23,939
Bed Bath & Beyond, Inc. (a)(b)	711	40,747
Best Buy Co., Inc. (a)	867	20,201
CarMax, Inc. (a)(b)	567	13,523
Dick’s Sporting Goods, Inc. (a)(b)	237	7,930
GameStop Corp. (Class A) (a)(b)	433	10,002
Guess?, Inc.	183	5,214
Home Depot, Inc. (a)	4,540	149,230
Limited Brands, Inc.	748	28,805
Lowe’s Cos., Inc.	3,699	71,539
O’Reilly Automotive, Inc. (a)(b)	392	26,119
PetSmart, Inc. (a)	323	13,776
Ross Stores, Inc. (a)	345	27,148
Staples, Inc.	2,060	27,398
The Gap, Inc. (a)	783	12,716
Tiffany & Co. (a)	363	22,078
TJX Cos., Inc.	1,100	61,017
Tractor Supply Co.	203	12,698
Urban Outfitters, Inc. (a)(b)	323	7,209

		619,191

TEXTILES, APPAREL & LUXURY GOODS — 0.7%
Coach, Inc. (a)	854	44,263
Fossil, Inc. (a)(b)	128	10,376
NIKE, Inc. (Class B) (a)	1,076	92,009
PVH Corp.	169	9,843
Ralph Lauren Corp. (a)	166	21,530
V.F. Corp. (a)	253	30,744

		208,765

THRIFTS & MORTGAGE FINANCE — 0.1%
Hudson City Bancorp, Inc.	1,435	8,122
New York Community Bancorp, Inc. (a)	1,187	14,125
People’s United Financial, Inc. (a)	1,037	11,822
TFS Financial Corp. (a)(b)	277	2,252

		36,321

TOBACCO — 1.7%
Altria Group, Inc.	5,994	160,699
Lorillard, Inc. (a)	407	45,055
Philip Morris International, Inc.	4,996	311,651
Reynolds American, Inc. (a)	984	36,880

		554,285

TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co. (a)	830	27,622
MSC Industrial Direct Co., Inc. (Class A) (a)	127	7,171
W.W. Grainger, Inc.	165	24,674

		59,467

WATER UTILITIES — 0.1%
American Water Works Co., Inc.	482	14,547
Aqua America, Inc. (a)	390	8,412

		22,959

WIRELESS TELECOMMUNICATION SERVICES — 0.5%
American Tower Corp. (Class A) (a)(b)	1,151	61,924
Clearwire Corp. (Class A) (a)(b)	320	746
Crown Castle International Corp. (a)(b)	705	28,672
MetroPCS Communications, Inc. (a)(b)	714	6,219
NII Holdings, Inc. (b)	483	13,017
SBA Communications Corp. (Class A) (a)(b)	340	11,723
Sprint Nextel Corp. (b)	8,211	24,961
Telephone & Data Systems, Inc.	310	6,588
US Cellular Corp. (b)	48	1,903

		155,753

TOTAL COMMON STOCKS —
(Cost $29,588,063)		31,664,958

SHORT TERM INVESTMENTS — 25.1%
MONEY MARKET FUNDS — 25.1%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	7,905,723	7,905,723
State Street Institutional Liquid Reserves Fund 0.09% (f)(g)	70,947	70,947

TOTAL SHORT TERM INVESTMENTS —
(Cost $7,976,670)		7,976,670

TOTAL INVESTMENTS — 124.7% (h)
(Cost $37,564,733)		39,641,628
OTHER ASSETS & LIABILITIES — (24.7)%		(7,864,432)

NET ASSETS — 100.0%		$31,777,196

SPDR Dow Jones Large Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

(a)	A portion of the security was on loan at September 30, 2011.
(b)	Non-income producing security.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Affiliated issuer. (See accompanying Notes to Schedules of Investments)
(e)	Investments of cash collateral for securities loaned.
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR S&P 500 Growth ETF
SCHEDULE OF INVESTMENTS
September 30, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.9%
General Dynamics Corp.	6,700	$381,163
Goodrich Corp.	4,144	500,098
Honeywell International, Inc.	16,547	726,579
ITT Corp. (a)	3,195	134,190
Precision Castparts Corp.	4,730	735,326
Raytheon Co. (a)	5,683	232,264
Rockwell Collins, Inc. (a)	5,113	269,762
The Boeing Co.	14,516	878,363
United Technologies Corp.	19,390	1,364,280

		5,222,025

AIR FREIGHT & LOGISTICS — 0.9%
C.H. Robinson Worldwide, Inc. (a)	5,386	368,779
Expeditors International of Washington, Inc.	3,879	157,293
United Parcel Service, Inc. (Class B)	16,750	1,057,763

		1,583,835

AIRLINES — 0.1%
Southwest Airlines Co.	12,597	101,280

AUTOMOBILES — 0.5%
Ford Motor Co. (b)	73,690	712,582
Harley-Davidson, Inc. (a)	3,451	118,473

		831,055

BEVERAGES — 5.0%
Brown-Forman Corp. (Class B) (a)	3,294	231,041
Coca-Cola Enterprises, Inc.	10,458	260,195
Dr. Pepper Snapple Group, Inc. (a)	7,108	275,648
PepsiCo, Inc.	51,906	3,212,982
The Coca-Cola Co.	75,412	5,094,835

		9,074,701

BIOTECHNOLOGY — 2.0%
Amgen, Inc.	16,409	901,675
Biogen Idec, Inc. (b)	7,885	734,488
Celgene Corp. (b)	15,149	938,026
Cephalon, Inc. (a)(b)	973	78,521
Gilead Sciences, Inc. (b)	25,350	983,580

		3,636,290

CAPITAL MARKETS — 1.0%
Ameriprise Financial, Inc.	7,818	307,717
BlackRock, Inc.	2,338	346,047
Federated Investors, Inc. (Class B) (a)	1,929	33,815
Franklin Resources, Inc.	3,018	288,642
Invesco, Ltd.	7,206	111,765
Janus Capital Group, Inc. (a)	2,944	17,664
Northern Trust Corp.	2,748	96,125
T. Rowe Price Group, Inc. (a)	8,383	400,456
The Charles Schwab Corp.	15,978	180,072

		1,782,303

CHEMICALS — 2.6%
Air Products & Chemicals, Inc.	3,857	294,559
Airgas, Inc. (a)	1,453	92,730
CF Industries Holdings, Inc.	2,371	292,558
E. I. du Pont de Nemours & Co.	17,967	718,141
Eastman Chemical Co.	1,218	83,469
Ecolab, Inc. (a)	7,664	374,693
FMC Corp.	2,317	160,244
International Flavors & Fragrances, Inc. (a)	2,639	148,365
Monsanto Co.	9,730	584,189
PPG Industries, Inc. (a)	3,146	222,296
Praxair, Inc.	9,917	927,041
Sigma-Aldrich Corp. (a)	3,982	246,048
The Mosaic Co.	9,100	445,627
The Sherwin-Williams Co.	1,474	109,548

		4,699,508

COMMERCIAL BANKS — 1.2%
Huntington Bancshares, Inc. (a)	8,830	42,384
Keycorp	6,097	36,155
Wells Fargo & Co.	85,159	2,054,035

		2,132,574

COMMERCIAL SERVICES & SUPPLIES — 0.4%
Avery Dennison Corp.	1,320	33,106
Iron Mountain, Inc. (a)	3,536	111,808
Republic Services, Inc.	5,584	156,687
Stericycle, Inc. (a)(b)	2,792	225,370
Waste Management, Inc. (a)	6,090	198,291

		725,262

COMMUNICATIONS EQUIPMENT — 2.7%
Cisco Systems, Inc.	102,685	1,590,591
F5 Networks, Inc. (b)	2,685	190,769
Harris Corp. (a)	2,173	74,251
JDS Uniphase Corp. (b)	7,309	72,871
Juniper Networks, Inc. (b)	17,713	305,726
QUALCOMM, Inc.	55,188	2,683,793

		4,918,001

COMPUTERS & PERIPHERALS — 8.2%
Apple, Inc. (b)	30,457	11,609,599
EMC Corp. (b)	67,793	1,422,975
Hewlett-Packard Co.	36,977	830,134
NetApp, Inc. (b)	12,198	414,000
SanDisk Corp. (b)	7,848	316,667
Western Digital Corp. (b)	7,631	196,269

		14,789,644

CONSTRUCTION & ENGINEERING — 0.1%
Fluor Corp.	3,313	154,220

CONSUMER FINANCE — 0.5%
American Express Co.	18,780	843,222

CONTAINERS & PACKAGING — 0.1%
Ball Corp.	5,284	163,910

DIVERSIFIED CONSUMER SERVICES — 0.1%
Apollo Group, Inc. (b)	4,018	159,153
DeVry, Inc. (a)	2,026	74,881

		234,034

DIVERSIFIED FINANCIAL SERVICES — 0.3%
IntercontinentalExchange, Inc. (b)	2,441	288,673
Leucadia National Corp. (a)	3,944	89,450
Moody’s Corp. (a)	3,641	110,868

		488,991

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.4%
AT&T, Inc.	81,910	2,336,073
CenturyLink, Inc. (a)	9,896	327,756
Frontier Communications Corp. (a)	15,428	94,265

SPDR S&P 500 Growth ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

Security Description	Shares	Value

Verizon Communications, Inc.	37,153	$1,367,231
Windstream Corp. (a)	9,549	111,341

		4,236,666

ELECTRIC UTILITIES — 0.3%
Southern Co.	10,761	455,944

ELECTRICAL EQUIPMENT — 0.6%
Emerson Electric Co.	13,468	556,363
Rockwell Automation, Inc.	4,670	261,520
Roper Industries, Inc.	3,134	215,964

		1,033,847

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
Agilent Technologies, Inc. (b)	11,396	356,125
Amphenol Corp. (Class A) (a)	5,563	226,803
Corning, Inc.	32,519	401,935
FLIR Systems, Inc. (a)	5,151	129,033
Molex, Inc. (a)	1,725	35,138

		1,149,034

ENERGY EQUIPMENT & SERVICES — 2.9%
Baker Hughes, Inc.	6,280	289,885
Cameron International Corp. (b)	8,126	337,554
Diamond Offshore Drilling, Inc. (a)	2,335	127,818
FMC Technologies, Inc. (b)	7,801	293,318
Halliburton Co.	15,617	476,631
Helmerich & Payne, Inc. (a)	1,945	78,967
National Oilwell Varco, Inc.	13,879	710,882
Noble Corp. (b)	6,393	187,634
Schlumberger, Ltd.	44,322	2,647,353

		5,150,042

FOOD & STAPLES RETAILING — 0.2%
Whole Foods Market, Inc.	5,169	337,587

FOOD PRODUCTS — 1.8%
Campbell Soup Co. (a)	3,147	101,869
General Mills, Inc.	13,296	511,497
H.J. Heinz Co. (a)	6,800	343,264
Hormel Foods Corp. (a)	2,841	76,764
Kellogg Co.	5,074	269,886
Kraft Foods, Inc. (Class A)	27,711	930,535
McCormick & Co., Inc. (a)	2,639	121,816
Mead Johnson Nutrition Co.	6,710	461,849
Sara Lee Corp.	10,251	167,604
The Hershey Co.	3,044	180,327

		3,165,411

HEALTH CARE EQUIPMENT & SUPPLIES — 2.3%
Baxter International, Inc.	11,955	671,154
Becton, Dickinson and Co.	4,622	338,885
C.R. Bard, Inc. (a)	2,797	244,849
DENTSPLY International, Inc. (a)	2,862	87,835
Edwards Lifesciences Corp. (a)(b)	3,756	267,728
Intuitive Surgical, Inc. (a)(b)	1,270	462,636
Medtronic, Inc.	22,240	739,258
St. Jude Medical, Inc.	10,759	389,368
Stryker Corp. (a)	10,889	513,198
Varian Medical Systems, Inc. (a)(b)	3,868	201,755
Zimmer Holdings, Inc. (b)	3,931	210,308

		4,126,974

HEALTH CARE PROVIDERS & SERVICES — 1.4%
AmerisourceBergen Corp.	4,489	167,305
CIGNA Corp.	8,932	374,608
DaVita, Inc. (b)	3,049	191,081
Express Scripts, Inc. (Class A) (b)	16,095	596,642
Laboratory Corp. of America Holdings (b)	3,341	264,106
Medco Health Solutions, Inc. (b)	12,720	596,441
Patterson Cos., Inc. (a)	3,026	86,634
Quest Diagnostics, Inc. (a)	2,604	128,533
Tenet Healthcare Corp. (a)(b)	16,037	66,233

		2,471,583

HEALTH CARE TECHNOLOGY — 0.2%
Cerner Corp. (a)(b)	4,730	324,100

HOTELS, RESTAURANTS & LEISURE — 3.5%
Carnival Corp.	7,807	236,552
Chipotle Mexican Grill, Inc. (a)(b)	1,015	307,494
Darden Restaurants, Inc. (a)	4,532	193,743
International Game Technology (a)	4,250	61,753
Marriott International, Inc. (Class A) (a)	9,229	251,398
McDonald’s Corp.	33,904	2,977,449
Starbucks Corp.	24,463	912,225
Starwood Hotels & Resorts Worldwide, Inc. (a)	6,323	245,459
Wyndham Worldwide Corp.	5,450	155,380
Wynn Resorts, Ltd. (a)	2,602	299,438
Yum! Brands, Inc.	15,290	755,173

		6,396,064

HOUSEHOLD DURABLES — 0.0% (c)
Harman International Industries, Inc.	1,353	38,669
Lennar Corp. (Class A) (a)	2,639	35,732

		74,401

HOUSEHOLD PRODUCTS — 2.7%
Colgate-Palmolive Co.	16,016	1,420,299
Kimberly-Clark Corp.	7,917	562,186
The Clorox Co. (a)	2,640	175,111
The Procter & Gamble Co.	43,351	2,738,916

		4,896,512

INDUSTRIAL CONGLOMERATES — 0.9%
3M Co.	12,890	925,373
Danaher Corp.	11,457	480,507
Tyco International, Ltd.	7,207	293,685

		1,699,565

INSURANCE — 0.2%
Aflac, Inc.	9,439	329,893

INTERNET & CATALOG RETAIL — 2.0%
Amazon.com, Inc. (b)	11,893	2,571,623
Expedia, Inc. (a)	6,431	165,598
Netflix, Inc. (b)	1,739	196,785
Priceline.com, Inc. (b)	1,636	735,317

		3,669,323

INTERNET SOFTWARE & SERVICES — 3.3%
Akamai Technologies, Inc. (a)(b)	6,139	122,043
eBay, Inc. (b)	37,833	1,115,695
Google, Inc. (Class A) (b)	8,274	4,255,980
Monster Worldwide, Inc. (a)(b)	2,233	16,033

SPDR S&P 500 Growth ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

Security Description	Shares	Value

VeriSign, Inc. (a)	3,145	$89,979
Yahoo!, Inc. (b)	19,565	257,475

		5,857,205

IT SERVICES — 6.7%
Accenture PLC (Class A)	10,598	558,302
Automatic Data Processing, Inc.	10,307	485,975
Cognizant Technology Solutions Corp. (Class A) (b)	9,991	626,436
Fiserv, Inc. (b)	2,682	136,165
International Business Machines Corp.	39,190	6,859,426
Mastercard, Inc. (Class A) (a)	3,506	1,111,963
Paychex, Inc. (a)	6,089	160,567
SAIC, Inc. (a)(b)	4,480	52,909
Teradata Corp. (b)	5,409	289,544
The Western Union Co.	20,714	316,717
Total System Services, Inc.	1,954	33,081
Visa, Inc. (Class A)	16,859	1,445,153

		12,076,238

LEISURE EQUIPMENT & PRODUCTS — 0.2%
Hasbro, Inc.	3,966	129,332
Mattel, Inc. (a)	7,107	184,000

		313,332

LIFE SCIENCES TOOLS & SERVICES — 0.5%
Life Technologies Corp. (b)	5,909	227,083
PerkinElmer, Inc. (a)	2,163	41,551
Thermo Fisher Scientific, Inc. (b)	7,600	384,864
Waters Corp. (b)	3,036	229,188

		882,686

MACHINERY — 2.4%
Caterpillar, Inc.	11,529	851,301
Cummins, Inc.	6,400	522,624
Deere & Co. (a)	13,668	882,543
Dover Corp.	3,340	155,644
Eaton Corp. (a)	5,280	187,440
Flowserve Corp.	1,805	133,570
Illinois Tool Works, Inc. (a)	8,627	358,883
Ingersoll-Rand PLC (a)	10,861	305,086
Joy Global, Inc.	3,451	215,273
PACCAR, Inc. (a)	5,186	175,391
Pall Corp.	3,694	156,626
Parker Hannifin Corp.	3,047	192,357
Snap-On, Inc.	913	40,537
Stanley Black & Decker, Inc. (a)	2,741	134,583

		4,311,858

MEDIA — 3.8%
Cablevision Systems Corp. (Class A)	7,640	120,177
Comcast Corp. (Class A)	90,549	1,892,474
DIRECTV (Class A) (a)(b)	24,324	1,027,689
Discovery Communications, Inc. (Series A) (b)	8,998	338,505
News Corp. (Class A)	43,744	676,719
Omnicom Group, Inc. (a)	5,785	213,119
Scripps Networks Interactive, Inc. (Class A) (a)	2,977	110,655
The Interpublic Group of Cos., Inc.	15,639	112,601
The McGraw-Hill Cos., Inc.	5,685	233,085
The Walt Disney Co.	32,999	995,250
Time Warner Cable, Inc.	7,004	438,941
Viacom, Inc. (Class B)	18,916	732,806

		6,892,021

METALS & MINING — 1.3%
Allegheny Technologies, Inc. (a)	1,265	46,792
Cliffs Natural Resources, Inc.	4,797	245,463
Freeport-McMoRan Copper & Gold, Inc.	31,140	948,213
Newmont Mining Corp.	16,288	1,024,515
Titanium Metals Corp. (a)	1,295	19,399
United States Steel Corp. (a)	1,088	23,947

		2,308,329

MULTI-UTILITIES — 0.3%
Dominion Resources, Inc.	8,121	412,303
Wisconsin Energy Corp.	3,452	108,013

		520,316

MULTILINE RETAIL — 0.9%
Big Lots, Inc. (b)	1,221	42,528
Family Dollar Stores, Inc.	3,934	200,083
Kohl’s Corp. (a)	5,546	272,309
Macy’s, Inc.	8,629	227,115
Nordstrom, Inc. (a)	5,466	249,687
Target Corp.	12,656	620,650

		1,612,372

OIL, GAS & CONSUMABLE FUELS — 3.0%
Alpha Natural Resources, Inc. (b)	5,074	89,759
Anadarko Petroleum Corp.	5,860	369,473
Apache Corp.	6,190	496,686
Cabot Oil & Gas Corp.	1,463	90,574
Chesapeake Energy Corp. (a)	8,158	208,437
CONSOL Energy, Inc.	7,510	254,814
Denbury Resources, Inc. (b)	13,291	152,846
Devon Energy Corp.	5,076	281,413
El Paso Corp. (a)	14,717	257,253
EOG Resources, Inc.	4,101	291,212
EQT Corp. (a)	2,257	120,434
Murphy Oil Corp.	3,157	139,413
Newfield Exploration Co. (b)	4,453	176,740
Noble Energy, Inc.	2,649	187,549
Occidental Petroleum Corp.	13,366	955,669
Peabody Energy Corp.	8,891	301,227
Pioneer Natural Resources Co. (a)	3,825	251,570
Range Resources Corp.	2,539	148,430
Southwestern Energy Co. (a)(b)	11,447	381,529
Spectra Energy Corp.	10,658	261,441

		5,416,469

PERSONAL PRODUCTS — 0.3%
Avon Products, Inc. (a)	14,208	278,477
The Estee Lauder Cos., Inc. (Class A)	3,691	324,217

		602,694

PHARMACEUTICALS — 6.7%
Abbott Laboratories	51,159	2,616,271
Allergan, Inc. (a)	10,139	835,251
Bristol-Myers Squibb Co.	30,247	949,151
Eli Lilly & Co.	33,498	1,238,421
Forest Laboratories, Inc. (b)	5,992	184,494
Hospira, Inc. (b)	5,542	205,054
Johnson & Johnson	54,100	3,446,711
Merck & Co., Inc.	65,776	2,151,533

SPDR S&P 500 Growth ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

Security Description	Shares	Value

Mylan, Inc. (b)	13,987	$237,779
Watson Pharmaceuticals, Inc. (b)	4,120	281,190

		12,145,855

PROFESSIONAL SERVICES — 0.1%
Dun & Bradstreet Corp.	1,589	97,342
Equifax, Inc.	2,402	73,837
Robert Half International, Inc.	2,067	43,862

		215,041

REAL ESTATE INVESTMENT TRUSTS — 2.2%
Apartment Investment & Management Co. (Class A) (a)	2,131	47,138
AvalonBay Communities, Inc. (a)	3,031	345,685
Boston Properties, Inc. (a)	2,235	199,138
Equity Residential (a)	9,742	505,317
HCP, Inc.	7,411	259,830
Health Care REIT, Inc. (a)	2,437	114,052
Host Hotels & Resorts, Inc.	9,647	105,538
Kimco Realty Corp. (a)	4,161	62,540
Plum Creek Timber Co., Inc. (a)	2,436	84,554
ProLogis	4,790	116,157
Public Storage (a)	2,733	304,320
Simon Property Group, Inc. (a)	9,585	1,054,158
Ventas, Inc. (a)	9,512	469,893
Vornado Realty Trust	2,837	211,697

		3,880,017

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. (a)(b)	10,673	143,659

ROAD & RAIL — 0.8%
CSX Corp.	21,683	404,822
Norfolk Southern Corp.	4,669	284,902
Union Pacific Corp.	9,844	803,960

		1,493,684

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.2%
Advanced Micro Devices, Inc. (a)(b)	18,183	92,370
Altera Corp.	10,536	332,200
Analog Devices, Inc.	9,846	307,687
Applied Materials, Inc.	17,149	177,492
Broadcom Corp. (Class A) (b)	15,726	523,519
First Solar, Inc. (a)(b)	1,793	113,336
Intel Corp.	100,295	2,139,292
KLA-Tencor Corp. (a)	2,639	101,021
Linear Technology Corp.	7,411	204,914
LSI Corp. (b)	8,732	45,232
Microchip Technology, Inc. (a)	6,193	192,664
Micron Technology, Inc. (a)(b)	33,045	166,547
Novellus Systems, Inc. (a)(b)	1,105	30,122
NVIDIA Corp. (b)	10,968	137,100
Teradyne, Inc. (a)(b)	3,450	37,984
Texas Instruments, Inc.	37,964	1,011,741
Xilinx, Inc.	8,612	236,313

		5,849,534

SOFTWARE — 7.1%
Adobe Systems, Inc. (b)	8,482	205,010
Autodesk, Inc. (b)	7,423	206,211
BMC Software, Inc. (b)	5,845	225,383
CA, Inc.	8,502	165,024
Citrix Systems, Inc. (b)	6,238	340,158
Compuware Corp. (a)(b)	4,669	35,764
Electronic Arts, Inc. (b)	4,597	94,009
Intuit, Inc. (b)	10,057	477,104
Microsoft Corp.	244,929	6,096,283
Oracle Corp.	129,817	3,730,941
Red Hat, Inc. (b)	6,242	263,787
Salesforce.com, Inc. (b)	4,471	510,946
Symantec Corp. (b)	24,681	402,300

		12,752,920

SPECIALTY RETAIL — 1.9%
Abercrombie & Fitch Co. (Class A) (a)	1,725	106,191
AutoZone, Inc. (b)	956	305,146
Bed Bath & Beyond, Inc. (b)	8,096	463,982
Best Buy Co., Inc. (a)	5,657	131,808
CarMax, Inc. (a)(b)	7,424	177,062
Limited Brands, Inc. (a)	8,123	312,817
O’Reilly Automotive, Inc. (a)(b)	4,443	296,037
Ross Stores, Inc. (a)	3,848	302,799
Staples, Inc.	11,953	158,975
The Gap, Inc. (a)	6,407	104,050
Tiffany & Co. (a)	4,249	258,424
TJX Cos., Inc.	12,586	698,145
Urban Outfitters, Inc. (a)(b)	3,858	86,111

		3,401,547

TEXTILES, APPAREL & LUXURY GOODS — 1.1%
Coach, Inc.	9,529	493,888
NIKE, Inc. (Class B)	12,514	1,070,072
Ralph Lauren Corp. (a)	2,106	273,148
V.F. Corp. (a)	1,625	197,470

		2,034,578

THRIFTS & MORTGAGE FINANCE — 0.0% (c)
Hudson City Bancorp, Inc.	9,567	54,149

TOBACCO — 2.6%
Altria Group, Inc.	23,857	639,606
Lorillard, Inc.	2,030	224,721
Philip Morris International, Inc.	57,665	3,597,143
Reynolds American, Inc. (a)	5,684	213,036

		4,674,506

TRADING COMPANIES & DISTRIBUTORS — 0.3%
Fastenal Co. (a)	9,680	322,150
W.W. Grainger, Inc.	1,974	295,192

		617,342

WIRELESS TELECOMMUNICATION SERVICES — 0.4%
American Tower Corp. (Class A) (b)	12,956	697,033
MetroPCS Communications, Inc. (b)	8,628	75,150

		772,183

TOTAL COMMON STOCKS —
(Cost $174,415,742)		179,726,336

SPDR S&P 500 Growth ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

Security Description	Shares	Value

SHORT TERM INVESTMENTS — 6.8%
MONEY MARKET FUNDS — 6.8%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	12,034,604	$12,034,604
State Street Institutional Liquid Reserves Fund 0.09% (e)(f)	258,481	258,481

TOTAL SHORT TERM INVESTMENTS —
(Cost $12,293,085)		12,293,085

TOTAL INVESTMENTS — 106.6% (g)
(Cost $186,708,827)		192,019,421
OTHER ASSETS & LIABILITIES — (6.6)%		(11,828,134)

NET ASSETS — 100.0%		$180,191,287

(a)	A portion of the security was on loan at September 30, 2011.
(b)	Non-income producing security.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR S&P 500 Value ETF
SCHEDULE OF INVESTMENTS
September 30, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 2.5%
General Dynamics Corp.	4,893	$278,363
Honeywell International, Inc.	8,269	363,092
ITT Corp. (a)	2,550	107,100
L-3 Communications Holdings, Inc. (a)	3,068	190,124
Lockheed Martin Corp. (a)	8,161	592,815
Northrop Grumman Corp. (a)	8,242	429,903
Raytheon Co. (a)	5,597	228,749
Textron, Inc. (a)	8,041	141,843
The Boeing Co.	8,651	523,472
United Technologies Corp.	9,324	656,037

		3,511,498

AIR FREIGHT & LOGISTICS — 1.1%
Expeditors International of Washington, Inc.	2,746	111,351
FedEx Corp.	9,218	623,874
United Parcel Service, Inc. (Class B)	13,994	883,721

		1,618,946

AIRLINES — 0.1%
Southwest Airlines Co.	10,809	86,904

AUTO COMPONENTS — 0.4%
Johnson Controls, Inc.	19,810	522,390
The Goodyear Tire & Rubber Co. (b)	7,160	72,244

		594,634

AUTOMOBILES — 0.4%
Ford Motor Co. (b)	45,212	437,200
Harley-Davidson, Inc. (a)	3,873	132,960

		570,160

BEVERAGES — 0.2%
Constellation Brands, Inc. (Class A) (b)	5,204	93,672
Molson Coors Brewing Co. (Class B) (a)	4,675	185,177

		278,849

BIOTECHNOLOGY — 0.5%
Amgen, Inc.	12,449	684,072
Cephalon, Inc. (a)(b)	1,374	110,882

		794,954

BUILDING PRODUCTS — 0.0% (c)
Masco Corp. (a)	9,512	67,725

CAPITAL MARKETS — 2.9%
BlackRock, Inc.	800	118,408
E*TRADE Financial Corp. (b)	7,185	65,455
Federated Investors, Inc. (Class B) (a)	949	16,636
Franklin Resources, Inc. (a)	1,570	150,155
Invesco, Ltd.	7,209	111,812
Janus Capital Group, Inc. (a)	2,845	17,070
Legg Mason, Inc. (a)	3,886	99,909
Morgan Stanley	43,813	591,475
Northern Trust Corp.	4,609	161,223
State Street Corp. (d)	14,810	476,290
The Bank of New York Mellon Corp.	36,503	678,591
The Charles Schwab Corp. (a)	17,485	197,056
The Goldman Sachs Group, Inc.	14,897	1,408,511

		4,092,591

CHEMICALS — 1.5%
Air Products & Chemicals, Inc.	2,812	214,753
Airgas, Inc. (a)	785	50,099
E. I. du Pont de Nemours & Co.	11,022	440,549
Eastman Chemical Co.	1,034	70,860
Monsanto Co.	7,060	423,882
PPG Industries, Inc. (a)	1,951	137,858
The Dow Chemical Co.	34,915	784,191
The Sherwin-Williams Co.	1,275	94,758

		2,216,950

COMMERCIAL BANKS — 4.1%
BB&T Corp. (a)	20,374	434,577
Comerica, Inc.	6,194	142,276
Fifth Third Bancorp	26,994	272,639
First Horizon National Corp. (a)	7,630	45,475
Huntington Bancshares, Inc. (a)	17,454	83,779
Keycorp	21,607	128,130
M&T Bank Corp. (a)	3,513	245,559
PNC Financial Services Group, Inc.	15,520	747,909
Regions Financial Corp.	36,990	123,177
SunTrust Banks, Inc. (a)	15,611	280,217
U.S. Bancorp	56,492	1,329,822
Wells Fargo & Co.	79,526	1,918,167
Zions Bancorporation (a)	5,197	73,122

		5,824,849

COMMERCIAL SERVICES & SUPPLIES — 0.6%
Avery Dennison Corp.	1,960	49,157
Cintas Corp.	3,199	90,020
Iron Mountain, Inc. (a)	2,747	86,860
Pitney Bowes, Inc. (a)	5,549	104,321
R.R. Donnelley & Sons Co. (a)	5,601	79,086
Republic Services, Inc.	4,120	115,607
Waste Management, Inc. (a)	8,514	277,216

		802,267

COMMUNICATIONS EQUIPMENT — 1.3%
Cisco Systems, Inc.	69,122	1,070,700
Harris Corp. (a)	1,667	56,961
Motorola Mobility Holdings, Inc. (a)(b)	7,742	292,493
Motorola Solutions, Inc.	8,877	371,946
Tellabs, Inc.	10,887	46,705

		1,838,805

COMPUTERS & PERIPHERALS — 0.9%
Dell, Inc. (b)	45,829	648,480
Hewlett-Packard Co.	27,897	626,288
Lexmark International, Inc. (Class A) (b)	2,355	63,656

		1,338,424

CONSTRUCTION & ENGINEERING — 0.2%
Fluor Corp.	2,256	105,017
Jacobs Engineering Group, Inc. (a)(b)	3,727	120,345
Quanta Services, Inc. (a)(b)	6,375	119,786

		345,148

CONSTRUCTION MATERIALS — 0.1%
Vulcan Materials Co. (a)	3,752	103,405

CONSUMER FINANCE — 1.2%
American Express Co.	13,868	622,673
Capital One Financial Corp.	13,459	533,380

SPDR S&P 500 Value ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

Security Description	Shares	Value

Discover Financial Services	15,985	$366,696
SLM Corp.	15,282	190,261

		1,713,010

CONTAINERS & PACKAGING — 0.2%
Bemis Co., Inc. (a)	2,745	80,456
Owens-Illinois, Inc. (b)	4,419	66,815
Sealed Air Corp.	4,723	78,874

		226,145

DISTRIBUTORS — 0.2%
Genuine Parts Co. (a)	4,604	233,883

DIVERSIFIED CONSUMER SERVICES — 0.1%
H&R Block, Inc. (a)	8,271	110,087

DIVERSIFIED FINANCIAL SERVICES — 5.9%
Bank of America Corp.	299,320	1,831,838
Citigroup, Inc.	86,228	2,209,161
CME Group, Inc.	1,961	483,190
JPMorgan Chase & Co.	115,213	3,470,216
Leucadia National Corp. (a)	2,354	53,389
Moody’s Corp. (a)	2,746	83,616
NYSE Euronext	7,676	178,390
The NASDAQ OMX Group, Inc. (b)	4,114	95,198

		8,404,998

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.6%
AT&T, Inc.	101,569	2,896,748
CenturyLink, Inc. (a)	8,731	289,171
Frontier Communications Corp. (a)	15,530	94,888
Verizon Communications, Inc.	49,865	1,835,032
Windstream Corp. (a)	5,653	65,914

		5,181,753

ELECTRIC UTILITIES — 4.3%
American Electric Power Co., Inc.	14,176	538,971
Duke Energy Corp. (a)	38,961	778,830
Edison International	9,620	367,965
Entergy Corp.	5,282	350,144
Exelon Corp. (a)	19,492	830,554
FirstEnergy Corp.	12,320	553,291
NextEra Energy, Inc. (a)	12,245	661,475
Northeast Utilities	5,147	173,197
Pepco Holdings, Inc. (a)	7,003	132,497
Pinnacle West Capital Corp.	3,221	138,310
PPL Corp.	17,021	485,779
Progress Energy, Inc.	8,629	446,292
Southern Co.	15,437	654,066

		6,111,371

ELECTRICAL EQUIPMENT — 0.3%
Emerson Electric Co.	10,004	413,265

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.2%
Corning, Inc.	17,066	210,936
Jabil Circuit, Inc. (a)	5,787	102,950
Molex, Inc. (a)	2,240	45,629

		359,515

ENERGY EQUIPMENT & SERVICES — 0.7%
Baker Hughes, Inc.	7,060	325,890
Halliburton Co.	12,848	392,121
Helmerich & Payne, Inc. (a)	1,372	55,703
Nabors Industries, Ltd. (b)	8,435	103,413
Noble Corp. (b)	1,764	51,773
Rowan Cos., Inc. (b)	3,727	112,518

		1,041,418

FOOD & STAPLES RETAILING — 4.9%
Costco Wholesale Corp.	12,950	1,063,454
CVS Caremark Corp.	39,514	1,326,880
Safeway, Inc. (a)	10,207	169,742
SUPERVALU, Inc. (a)	5,168	34,419
Sysco Corp.	17,235	446,387
The Kroger Co.	17,631	387,177
Wal-Mart Stores, Inc.	51,967	2,697,087
Walgreen Co. (a)	26,765	880,301

		7,005,447

FOOD PRODUCTS — 2.2%
Archer-Daniels-Midland Co.	19,891	493,496
Campbell Soup Co. (a)	2,697	87,302
ConAgra Foods, Inc.	11,814	286,135
Dean Foods Co. (a)(b)	5,395	47,854
General Mills, Inc.	6,923	266,328
H.J. Heinz Co. (a)	3,372	170,219
Hormel Foods Corp. (a)	1,662	44,907
Kellogg Co.	2,931	155,900
Kraft Foods, Inc. (Class A)	26,728	897,526
McCormick & Co., Inc. (a)	1,483	68,455
Sara Lee Corp.	7,917	129,443
The Hershey Co.	1,910	113,148
The J.M. Smucker Co. (a)	3,468	252,783
Tyson Foods, Inc. (Class A)	8,740	151,726

		3,165,222

GAS UTILITIES — 0.2%
Nicor, Inc. (a)	1,374	75,584
ONEOK, Inc.	3,138	207,233

		282,817

HEALTH CARE EQUIPMENT & SUPPLIES — 1.5%
Baxter International, Inc.	6,179	346,889
Becton, Dickinson and Co.	2,252	165,117
Boston Scientific Corp. (b)	44,721	264,301
CareFusion Corp. (b)	6,571	157,375
Covidien PLC	14,700	648,270
DENTSPLY International, Inc. (a)	1,668	51,191
Medtronic, Inc.	11,475	381,429
Zimmer Holdings, Inc. (b)	2,158	115,453

		2,130,025

HEALTH CARE PROVIDERS & SERVICES — 3.0%
Aetna, Inc.	11,069	402,358
AmerisourceBergen Corp.	4,022	149,900
Cardinal Health, Inc.	10,259	429,647
Coventry Health Care, Inc. (b)	4,414	127,167
Humana, Inc.	5,002	363,796
McKesson Corp.	7,454	541,906
Quest Diagnostics, Inc. (a)	2,059	101,632
UnitedHealth Group, Inc.	31,564	1,455,732
WellPoint, Inc.	10,672	696,668

		4,268,806

HOTELS, RESTAURANTS & LEISURE — 0.2%
Carnival Corp.	6,680	202,404

SPDR S&P 500 Value ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

Security Description	Shares	Value

International Game Technology (a)	5,002	$72,679

		275,083

HOUSEHOLD DURABLES — 0.5%
D.R. Horton, Inc. (a)	7,298	65,974
Fortune Brands, Inc. (a)	4,484	242,495
Harman International Industries, Inc.	883	25,236
Leggett & Platt, Inc.	3,996	79,081
Lennar Corp. (Class A) (a)	2,334	31,602
Newell Rubbermaid, Inc.	8,511	101,026
Pulte Group, Inc. (a)(b)	7,798	30,802
Whirlpool Corp. (a)	2,274	113,495

		689,711

HOUSEHOLD PRODUCTS — 2.2%
Kimberly-Clark Corp.	4,664	331,191
The Clorox Co. (a)	1,544	102,413
The Procter & Gamble Co.	42,237	2,668,534

		3,102,138

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.4%
Constellation Energy Group, Inc.	5,840	222,270
NRG Energy, Inc. (a)(b)	7,257	153,921
The AES Corp. (b)	19,517	190,486

		566,677

INDUSTRIAL CONGLOMERATES — 4.2%
3M Co.	9,434	677,267
Danaher Corp.	6,579	275,923
General Electric Co.	313,147	4,772,361
Tyco International, Ltd.	7,195	293,196

		6,018,747

INSURANCE — 7.4%
ACE, Ltd.	9,991	605,455
Aflac, Inc.	5,391	188,415
American International Group, Inc. (b)	12,726	279,336
AON Corp.	9,733	408,591
Assurant, Inc.	2,770	99,166
Berkshire Hathaway, Inc. (Class B) (b)	51,899	3,686,905
Chubb Corp. (a)	8,531	511,775
Cincinnati Financial Corp. (a)	4,815	126,779
Genworth Financial, Inc. (Class A) (b)	14,438	82,874
Hartford Financial Services Group, Inc. (a)	13,119	211,741
Lincoln National Corp.	9,334	145,890
Loews Corp. (a)	9,331	322,386
Marsh & McLennan Cos., Inc.	15,996	424,534
MetLife, Inc.	30,983	867,834
Principal Financial Group, Inc. (a)	9,403	213,166
Prudential Financial, Inc.	14,283	669,301
The Allstate Corp.	15,305	362,575
The Progressive Corp.	19,528	346,817
The Travelers Cos., Inc.	12,231	596,017
Torchmark Corp. (a)	3,336	116,293
Unum Group	9,309	195,117
XL Group PLC	9,724	182,811

		10,643,778

INTERNET SOFTWARE & SERVICES — 0.2%
Monster Worldwide, Inc. (a)(b)	1,864	13,383
VeriSign, Inc. (a)	2,255	64,516
Yahoo!, Inc. (b)	20,300	267,148

		345,047

IT SERVICES — 1.0%
Accenture PLC (Class A)	9,700	510,996
Automatic Data Processing, Inc.	5,197	245,039
Computer Sciences Corp.	4,532	121,684
Fidelity National Information Services, Inc.	7,747	188,407
Fiserv, Inc. (b)	1,863	94,585
Paychex, Inc. (a)	4,028	106,218
SAIC, Inc. (a)(b)	4,708	55,601
Total System Services, Inc.	3,041	51,484

		1,374,014

LEISURE EQUIPMENT & PRODUCTS — 0.1%
Mattel, Inc. (a)	3,900	100,971

LIFE SCIENCES TOOLS & SERVICES — 0.2%
PerkinElmer, Inc. (a)	1,569	30,141
Thermo Fisher Scientific, Inc. (b)	4,408	223,221

		253,362

MACHINERY — 1.2%
Caterpillar, Inc.	8,631	637,313
Dover Corp.	2,550	118,830
Eaton Corp. (a)	5,068	179,914
Illinois Tool Works, Inc. (a)	6,865	285,584
PACCAR, Inc. (a)	6,080	205,625
Parker Hannifin Corp.	1,976	124,745
Snap-On, Inc.	982	43,601
Stanley Black & Decker, Inc. (a)	2,401	117,889

		1,713,501

MEDIA — 2.2%
CBS Corp.	20,009	407,783
Gannett Co., Inc. (a)	6,984	66,558
News Corp. (Class A)	28,277	437,445
Omnicom Group, Inc. (a)	3,042	112,067
The McGraw-Hill Cos., Inc.	3,849	157,809
The Walt Disney Co.	25,624	772,820
The Washington Post Co. (Class B) (a)	141	46,103
Time Warner Cable, Inc.	3,428	214,833
Time Warner, Inc.	30,850	924,574

		3,139,992

METALS & MINING — 0.5%
AK Steel Holding Corp. (a)	3,236	21,164
Alcoa, Inc. (a)	31,409	300,584
Allegheny Technologies, Inc. (a)	1,766	65,324
Nucor Corp. (a)	9,317	294,790
Titanium Metals Corp. (a)	1,570	23,519
United States Steel Corp. (a)	3,237	71,246

		776,627

MULTI-UTILITIES — 2.9%
Ameren Corp. (a)	7,091	211,099
CenterPoint Energy, Inc.	12,443	244,132
CMS Energy Corp. (a)	7,153	141,558
Consolidated Edison, Inc. (a)	8,538	486,837
Dominion Resources, Inc.	9,696	492,266
DTE Energy Co. (a)	5,002	245,198
Integrys Energy Group, Inc. (a)	2,021	98,261
NiSource, Inc. (a)	7,983	170,676

SPDR S&P 500 Value ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

Security Description	Shares	Value

PG&E Corp.	11,537	$488,130
Public Service Enterprise Group, Inc.	14,913	497,647
SCANA Corp. (a)	3,314	134,051
Sempra Energy	7,020	361,530
TECO Energy, Inc.	6,353	108,827
Wisconsin Energy Corp. (a)	3,732	116,774
Xcel Energy, Inc.	14,491	357,783

		4,154,769

MULTILINE RETAIL — 0.6%
Big Lots, Inc. (b)	981	34,168
J.C. Penney Co., Inc. (a)	4,227	113,199
Kohl’s Corp. (a)	3,277	160,901
Macy’s, Inc.	4,699	123,678
Sears Holdings Corp. (a)(b)	1,275	73,338
Target Corp.	8,624	422,921

		928,205

OFFICE ELECTRONICS — 0.2%
Xerox Corp.	40,831	284,592

OIL, GAS & CONSUMABLE FUELS — 17.4%
Alpha Natural Resources, Inc. (b)	2,100	37,149
Anadarko Petroleum Corp.	9,317	587,437
Apache Corp.	5,775	463,386
Cabot Oil & Gas Corp.	1,766	109,333
Chesapeake Energy Corp. (a)	11,966	305,731
Chevron Corp.	59,186	5,475,889
ConocoPhillips	40,533	2,566,550
Devon Energy Corp.	7,791	431,933
El Paso Corp. (a)	9,859	172,335
EOG Resources, Inc.	4,221	299,733
EQT Corp. (a)	2,453	130,892
Exxon Mobil Corp.	143,661	10,434,099
Hess Corp.	8,826	463,012
Marathon Oil Corp.	20,914	451,324
Marathon Petroleum Corp.	10,457	282,967
Murphy Oil Corp.	2,844	125,591
Noble Energy, Inc.	2,844	201,355
Occidental Petroleum Corp.	11,965	855,498
QEP Resources, Inc. (a)	5,198	140,710
Range Resources Corp.	2,353	137,556
Spectra Energy Corp.	9,536	233,918
Sunoco, Inc. (a)	3,530	109,465
Tesoro Corp. (a)(b)	4,217	82,105
The Williams Cos., Inc.	17,224	419,232
Valero Energy Corp.	16,650	296,037

		24,813,237

PAPER & FOREST PRODUCTS — 0.5%
International Paper Co.	12,909	300,134
MeadWestvaco Corp.	4,499	110,496
Weyerhaeuser Co. (a)	15,768	245,192

		655,822

PHARMACEUTICALS — 5.6%
Bristol-Myers Squibb Co.	23,214	728,455
Forest Laboratories, Inc. (b)	2,904	89,414
Johnson & Johnson	32,393	2,063,758
Merck & Co., Inc.	31,753	1,038,641
Pfizer, Inc.	230,498	4,075,205

		7,995,473

PROFESSIONAL SERVICES — 0.1%
Equifax, Inc.	1,471	45,219
Robert Half International, Inc.	2,451	52,010

		97,229

REAL ESTATE INVESTMENT TRUSTS — 1.0%
Apartment Investment & Management Co. (Class A) (a)	1,569	34,706
Boston Properties, Inc. (a)	2,157	192,189
HCP, Inc.	5,108	179,086
Health Care REIT, Inc. (a)	2,823	132,116
Host Hotels & Resorts, Inc. (a)	10,954	119,837
Kimco Realty Corp. (a)	8,255	124,073
Plum Creek Timber Co., Inc. (a)	2,614	90,732
ProLogis	9,099	220,651
Public Storage (a)	1,668	185,732
Vornado Realty Trust	2,896	216,099

		1,495,221

ROAD & RAIL — 0.8%
CSX Corp.	13,239	247,172
Norfolk Southern Corp.	6,077	370,819
Ryder Systems, Inc.	1,422	53,339
Union Pacific Corp.	5,689	464,621

		1,135,951

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.4%
Applied Materials, Inc.	23,994	248,338
Intel Corp.	65,134	1,389,308
KLA-Tencor Corp. (a)	2,548	97,537
LSI Corp. (b)	10,297	53,339
MEMC Electronic Materials, Inc. (a)(b)	6,668	34,940
Novellus Systems, Inc. (a)(b)	1,373	37,428
NVIDIA Corp. (b)	7,356	91,950
Teradyne, Inc. (a)(b)	2,255	24,828

		1,977,668

SOFTWARE — 0.3%
Adobe Systems, Inc. (b)	7,159	173,033
CA, Inc.	3,727	72,341
Compuware Corp. (a)(b)	2,256	17,281
Electronic Arts, Inc. (b)	5,689	116,340

		378,995

SPECIALTY RETAIL — 1.9%
Abercrombie & Fitch Co. (Class A) (a)	1,044	64,269
AutoNation, Inc. (a)(b)	1,780	58,348
Best Buy Co., Inc. (a)	4,218	98,280
GameStop Corp. (Class A) (a)(b)	4,412	101,917
Home Depot, Inc.	46,569	1,530,723
Lowe’s Cos., Inc.	37,202	719,487
Staples, Inc.	10,691	142,190
The Gap, Inc. (a)	4,464	72,495

		2,787,709

TEXTILES, APPAREL & LUXURY GOODS — 0.1%
V.F. Corp. (a)	1,106	134,401

THRIFTS & MORTGAGE FINANCE — 0.1%
Hudson City Bancorp, Inc.	6,963	39,411
People’s United Financial, Inc. (a)	10,900	124,260

		163,671

SPDR S&P 500 Value ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

Security Description	Shares	Value

TOBACCO — 1.0%
Altria Group, Inc.	39,938	$1,070,738
Lorillard, Inc.	2,259	250,071
Reynolds American, Inc. (a)	4,858	182,078

		1,502,887

WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Sprint Nextel Corp. (b)	87,886	267,173

TOTAL COMMON STOCKS —
(Cost $163,680,616)		142,506,522

SHORT TERM INVESTMENTS — 7.1%
MONEY MARKET FUNDS — 7.1%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	9,885,309	9,885,309
State Street Institutional Liquid Reserves Fund 0.09% (f)(g)	202,346	202,346

TOTAL SHORT TERM INVESTMENTS —
(Cost $10,087,655)		10,087,655

TOTAL INVESTMENTS — 106.8% (h)
(Cost $173,768,271)		152,594,177
OTHER ASSETS & LIABILITIES — (6.8)%		(9,690,243)

NET ASSETS — 100.0%		$142,903,934

(a)	A portion of the security was on loan at September 30, 2011.
(b)	Non-income producing security.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Affiliated issuer. (See accompanying Notes to Schedules of Investments)
(e)	Investments of cash collateral for securities loaned.
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR Dow Jones Mid Cap ETF
SCHEDULE OF INVESTMENTS
September 30, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 1.1%
Alliant Techsystems, Inc. (a)	1,385	$75,496
BE Aerospace, Inc. (b)	3,982	131,844
Spirit Aerosystems Holdings, Inc. (Class A) (b)	4,862	77,549
Textron, Inc. (a)	11,311	199,526
TransDigm Group, Inc. (b)	1,892	154,520

		638,935

AIRLINES — 0.5%
United Continental Holdings, Inc. (a)(b)	13,595	263,471

AUTO COMPONENTS — 1.2%
Gentex Corp. (a)	5,872	141,222
Lear Corp.	4,264	182,925
The Goodyear Tire & Rubber Co. (b)	9,936	100,254
TRW Automotive Holdings Corp. (b)	4,220	138,121
Visteon Corp. (b)	2,079	89,397

		651,919

BEVERAGES — 0.2%
Constellation Brands, Inc. (Class A) (b)	7,699	138,582

BIOTECHNOLOGY — 2.1%
Amylin Pharmaceuticals, Inc. (a)(b)	5,419	50,017
BioMarin Pharmaceutical, Inc. (a)(b)	4,567	145,550
Cephalon, Inc. (a)(b)	3,197	257,998
Dendreon Corp. (a)(b)	6,125	55,125
Human Genome Sciences, Inc. (a)(b)	7,858	99,718
Onyx Pharmaceuticals, Inc. (a)(b)	2,568	77,066
Pharmasset, Inc. (a)(b)	2,966	244,309
Regeneron Pharmaceuticals, Inc. (a)(b)	2,908	169,246
United Therapeutics Corp. (a)(b)	2,153	80,716

		1,179,745

BUILDING PRODUCTS — 0.5%
Armstrong World Industries, Inc. (a)	839	28,895
Lennox International, Inc. (a)	2,034	52,436
Masco Corp. (a)	14,713	104,757
Owens Corning, Inc. (a)(b)	4,787	103,782

		289,870

CAPITAL MARKETS — 1.8%
Affiliated Managers Group, Inc. (b)	2,145	167,417
E*TRADE Financial Corp. (b)	10,591	96,484
Eaton Vance Corp. (a)	4,908	109,301
Federated Investors, Inc. (Class B) (a)	4,356	76,361
Jefferies Group, Inc. (a)	5,913	73,380
Legg Mason, Inc. (a)	5,654	145,364
LPL Investment Holdings, Inc. (b)	1,618	41,130
Raymond James Financial, Inc. (a)	4,196	108,928
SEI Investments Co.	6,097	93,772
Waddell & Reed Financial, Inc. (Class A)	3,567	89,211

		1,001,348

CHEMICALS — 3.5%
Airgas, Inc. (a)	2,713	173,144
Albemarle Corp. (a)	3,741	151,136
Ashland, Inc. (a)	2,889	127,520
Celanese Corp. (Series A)	6,484	210,925
Cytec Industries, Inc.	2,003	70,385
Eastman Chemical Co.	2,679	183,592
Huntsman Corp.	8,056	77,902
International Flavors & Fragrances, Inc. (a)	3,296	185,301
Intrepid Potash, Inc. (a)(b)	2,146	53,371
Kronos Worldwide, Inc. (a)	763	12,269
Nalco Holding Co.	5,689	199,001
Rockwood Holdings, Inc. (b)	2,791	94,029
RPM International, Inc. (a)	5,426	101,466
The Scotts Miracle-Gro Co. (Class A) (a)	1,765	78,719
Valspar Corp. (a)	3,554	110,920
W.R. Grace & Co. (b)	2,485	82,751
Westlake Chemical Corp. (a)	800	27,424

		1,939,855

COMMERCIAL BANKS — 2.6%
Associated Banc-Corp. (a)	7,161	66,597
Bank of Hawaii Corp. (a)	1,978	71,999
BOK Financial Corp. (a)	1,128	52,892
City National Corp. (a)	1,973	74,500
Commerce Bancshares, Inc. (a)	3,215	111,721
Cullen/Frost Bankers, Inc. (a)	2,350	107,771
East West Bancorp, Inc. (a)	6,026	89,848
First Citizens BancShares, Inc. (Class A)	241	34,593
First Horizon National Corp. (a)	10,931	65,149
First Republic Bank (a)(b)	3,266	75,641
Fulton Financial Corp. (a)	8,317	63,625
Hancock Holding Co. (a)	3,155	84,491
Huntington Bancshares, Inc. (a)	35,226	169,085
Popular, Inc. (b)	42,724	64,086
Prosperity Bancshares, Inc. (a)	1,906	62,288
TCF Financial Corp. (a)	6,131	56,160
Valley National Bancorp (a)	7,048	74,638
Zions Bancorporation (a)	7,493	105,427

		1,430,511

COMMERCIAL SERVICES & SUPPLIES — 2.4%
Avery Dennison Corp.	4,444	111,456
Cintas Corp. (a)	4,675	131,555
Clean Harbors, Inc. (b)	1,897	97,316
Copart, Inc. (a)(b)	2,543	99,482
Corrections Corp. of America (b)	4,386	99,518
Covanta Holding Corp.	4,935	74,963
Iron Mountain, Inc. (a)	7,611	240,660
KAR Auction Services, Inc. (b)	1,282	15,525
Pitney Bowes, Inc. (a)	7,615	143,162
R.R. Donnelley & Sons Co. (a)	7,661	108,173
Rollins, Inc. (a)	3,009	56,298
Waste Connections, Inc. (a)	4,639	156,891

		1,334,999

COMMUNICATIONS EQUIPMENT — 1.2%
Acme Packet, Inc. (a)(b)	2,261	96,296
Brocade Communications Systems, Inc. (b)	18,586	80,292
EchoStar Corp. (Class A) (b)	1,733	39,183
InterDigital, Inc. (a)	1,915	89,201
JDS Uniphase Corp. (b)	9,098	90,707
Polycom, Inc. (a)(b)	7,243	133,054

SPDR Dow Jones Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

Security Description	Shares	Value

Riverbed Technology, Inc. (a)(b)	6,391	$127,564

		656,297

COMPUTERS & PERIPHERALS — 0.8%
Diebold, Inc. (a)	2,586	71,141
Lexmark International, Inc. (Class A) (b)	3,296	89,091
NCR Corp. (b)	6,392	107,961
Seagate Technology PLC (a)	17,117	175,962

		444,155

CONSTRUCTION & ENGINEERING — 1.4%
Aecom Technology Corp. (b)	4,178	73,825
Foster Wheeler AG (b)	4,908	87,314
Jacobs Engineering Group, Inc. (a)(b)	5,262	169,910
KBR, Inc.	6,175	145,915
Quanta Services, Inc. (a)(b)	8,519	160,072
The Shaw Group, Inc. (b)	2,973	64,633
URS Corp. (b)	3,285	97,433

		799,102

CONSTRUCTION MATERIALS — 0.5%
Martin Marietta Materials, Inc. (a)	1,906	120,497
Vulcan Materials Co. (a)	4,782	131,792

		252,289

CONTAINERS & PACKAGING — 2.0%
AptarGroup, Inc.	2,506	111,943
Bemis Co., Inc. (a)	4,287	125,652
Greif, Inc. (Class A)	1,703	73,042
Owens-Illinois, Inc. (b)	6,731	101,773
Packaging Corp. of America (a)	4,240	98,792
Rock-Tenn Co. (Class A) (a)	2,956	143,898
Sealed Air Corp.	6,640	110,888
Silgan Holdings, Inc.	1,924	70,688
Sonoco Products Co. (a)	4,132	116,646
Temple-Inland, Inc.	4,455	139,753

		1,093,075

DISTRIBUTORS — 0.3%
LKQ Corp. (b)	5,987	144,646

DIVERSIFIED CONSUMER SERVICES — 1.0%
DeVry, Inc. (a)	2,471	91,328
Education Management Corp. (a)(b)	1,122	16,651
H&R Block, Inc. (a)	12,507	166,468
ITT Educational Services, Inc. (a)(b)	1,145	65,929
Service Corp. International	9,968	91,307
Sotheby’s (a)	2,800	77,196
Weight Watchers International, Inc. (a)	1,257	73,220

		582,099

DIVERSIFIED FINANCIAL SERVICES — 0.7%
CBOE Holdings, Inc. (a)	3,722	91,077
MSCI, Inc. (Class A) (b)	4,940	149,830
The NASDAQ OMX Group, Inc. (b)	5,696	131,806

		372,713

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
Level 3 Communications, Inc. (a)(b)	69,398	103,403
tw telecom, Inc. (a)(b)	6,232	102,953

		206,356

ELECTRIC UTILITIES — 2.3%
Cleco Corp. (a)	2,499	85,316
DPL, Inc.	4,775	143,918
Great Plains Energy, Inc. (a)	5,500	106,150
Hawaiian Electric Industries, Inc. (a)	4,002	97,169
IDACORP, Inc. (a)	2,004	75,711
ITC Holdings Corp. (a)	2,086	161,519
NV Energy, Inc.	9,678	142,363
Pepco Holdings, Inc. (a)	9,249	174,991
Pinnacle West Capital Corp.	4,458	191,427
Westar Energy, Inc. (a)	4,766	125,918

		1,304,482

ELECTRICAL EQUIPMENT — 1.4%
Acuity Brands, Inc. (a)	1,782	64,223
AMETEK, Inc.	6,580	216,943
Hubbell, Inc. (Class B)	2,293	113,595
Polypore International, Inc. (a)(b)	1,625	91,845
Regal-Beloit Corp. (a)	1,553	70,475
The Babcock & Wilcox Co. (a)(b)	4,780	93,449
Thomas & Betts Corp. (b)	2,182	87,084
Woodward, Inc. (a)	2,403	65,842

		803,456

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.6%
Anixter International, Inc.	1,207	57,260
Arrow Electronics, Inc. (b)	4,770	132,511
Avnet, Inc. (b)	6,256	163,157
AVX Corp.	2,206	26,185
Dolby Laboratories, Inc. (Class A) (a)(b)	2,105	57,761
FLIR Systems, Inc. (a)	6,544	163,927
Ingram Micro, Inc. (Class A) (b)	6,392	103,103
IPG Photonics Corp. (b)	1,050	45,612
Jabil Circuit, Inc.	8,155	145,077
Mettler-Toledo International, Inc. (a)(b)	1,304	182,508
Molex, Inc. (a)	6,003	122,281
National Instruments Corp. (a)	3,852	88,057
Trimble Navigation, Ltd. (b)	5,039	169,058

		1,456,497

ENERGY EQUIPMENT & SERVICES — 2.7%
Atwood Oceanics, Inc. (a)(b)	2,295	78,856
CARBO Ceramics, Inc. (a)	820	84,075
Dresser-Rand Group, Inc. (a)(b)	3,293	133,465
Dril-Quip, Inc. (b)	1,465	78,978
Helmerich & Payne, Inc. (a)	4,064	164,998
McDermott International, Inc. (a)(b)	9,559	102,855
Oceaneering International, Inc. (a)	4,484	158,464
Oil States International, Inc. (b)	2,067	105,252
Patterson-UTI Energy, Inc.	6,304	109,311
Rowan Cos., Inc. (b)	5,161	155,811
RPC, Inc.	2,009	32,787
SEACOR Holdings, Inc. (a)	876	70,264
Superior Energy Services, Inc. (b)	3,290	86,330
Tidewater, Inc. (a)	2,135	89,777
Unit Corp. (b)	1,948	71,920

		1,523,143

SPDR Dow Jones Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

Security Description	Shares	Value

FOOD & STAPLES RETAILING — 0.2%
BJ’s Wholesale Club, Inc. (a)(b)	2,222	$113,855

FOOD PRODUCTS — 1.1%
Corn Products International, Inc.	3,140	123,213
Dean Foods Co. (a)(b)	7,463	66,197
Flowers Foods, Inc. (a)	5,698	110,883
Ralcorp Holdings, Inc. (b)	2,266	173,825
Smithfield Foods, Inc. (a)(b)	6,306	122,967

		597,085

GAS UTILITIES — 1.7%
AGL Resources, Inc. (a)	3,231	131,631
Atmos Energy Corp.	3,735	121,201
National Fuel Gas Co. (a)	3,165	154,072
Nicor, Inc. (a)	1,859	102,264
Piedmont Natural Gas Co., Inc. (a)	2,964	85,630
Questar Corp.	7,237	128,167
UGI Corp.	4,629	121,604
WGL Holdings, Inc. (a)	2,073	80,992

		925,561

HEALTH CARE EQUIPMENT & SUPPLIES — 2.5%
Alere, Inc. (a)(b)	3,478	68,343
DENTSPLY International, Inc. (a)	5,805	178,155
Gen-Probe, Inc. (b)	2,018	115,531
Hill-Rom Holdings, Inc. (a)	2,590	77,752
Hologic, Inc. (b)	10,758	163,629
IDEXX Laboratories, Inc. (a)(b)	2,323	160,217
Kinetic Concepts, Inc. (a)(b)	2,622	172,764
ResMed, Inc. (a)(b)	6,250	179,937
STERIS Corp. (a)	2,236	65,448
Teleflex, Inc. (a)	1,639	88,129
The Cooper Cos., Inc.	1,912	151,335

		1,421,240

HEALTH CARE PROVIDERS & SERVICES — 2.6%
Accretive Health, Inc. (a)(b)	1,626	34,520
AMERIGROUP Corp. (a)(b)	2,066	80,595
Brookdale Senior Living, Inc. (a)(b)	4,145	51,978
Catalyst Health Solutions, Inc. (a)(b)	1,819	104,938
Community Health Systems, Inc. (a)(b)	3,841	63,914
Coventry Health Care, Inc. (b)	6,133	176,692
Health Net, Inc. (b)	3,651	86,565
LifePoint Hospitals, Inc. (a)(b)	2,168	79,436
Lincare Holdings, Inc. (a)	3,816	85,860
MEDNAX, Inc. (a)(b)	2,040	127,786
Omnicare, Inc. (a)	4,795	121,937
Owens & Minor, Inc. (a)	2,579	73,450
Patterson Cos., Inc. (a)	4,059	116,209
Tenet Healthcare Corp. (a)(b)	19,287	79,655
Universal Health Services, Inc. (Class B) (a)	3,728	126,752
VCA Antech, Inc. (a)(b)	3,598	57,496

		1,467,783

HEALTH CARE TECHNOLOGY — 0.2%
Allscripts Healthcare Solutions, Inc. (a)(b)	7,654	137,925

HOTELS, RESTAURANTS & LEISURE — 1.7%
Bally Technologies, Inc. (a)(b)	2,150	58,007
Brinker International, Inc. (a)	3,499	73,199
Choice Hotels International, Inc. (a)	1,377	40,924
Dunkin’ Brands Group, Inc. (a)(b)	860	23,822
International Game Technology	12,403	180,216
MGM Resorts International (b)	13,208	122,702
Panera Bread Co. (Class A) (a)(b)	1,242	129,094
Penn National Gaming, Inc. (b)	2,746	91,414
The Wendy’s Co. (a)	12,635	57,995
Wyndham Worldwide Corp. (a)	6,740	192,157

		969,530

HOUSEHOLD DURABLES — 2.6%
D.R. Horton, Inc. (a)	11,295	102,107
Harman International Industries, Inc.	2,873	82,110
Jarden Corp. (a)	3,819	107,925
Leggett & Platt, Inc. (a)	5,884	116,444
Lennar Corp. (Class A) (a)	6,565	88,890
Mohawk Industries, Inc. (a)(b)	2,287	98,135
Newell Rubbermaid, Inc.	11,947	141,811
NVR, Inc. (a)(b)	222	134,084
Pulte Group, Inc. (a)(b)	13,890	54,865
Tempur-Pedic International, Inc. (a)(b)	2,800	147,308
Toll Brothers, Inc. (a)(b)	6,132	88,485
Tupperware Brands Corp. (a)	2,496	134,135
Whirlpool Corp. (a)	3,158	157,616

		1,453,915

HOUSEHOLD PRODUCTS — 0.8%
Church & Dwight Co., Inc.	5,885	260,117
Energizer Holdings, Inc. (b)	2,815	187,029

		447,146

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.5%
GenOn Energy, Inc. (a)(b)	31,799	88,401
NRG Energy, Inc. (b)	9,940	210,828

		299,229

INDUSTRIAL CONGLOMERATES — 0.2%
Carlisle Cos., Inc. (a)	2,526	80,529
Seaboard Corp. (a)	14	25,228

		105,757

INSURANCE — 6.1%
Alleghany Corp. (b)	349	100,687
Allied World Assurance Company Holdings, Ltd.	1,588	85,291
American Financial Group, Inc.	3,684	114,462
American National Insurance Co. (a)	606	41,966
Arch Capital Group, Ltd. (b)	5,448	178,013
Arthur J. Gallagher & Co. (a)	4,601	121,006
Aspen Insurance Holdings, Ltd. (a)	2,923	67,346
Assurant, Inc.	3,841	137,508
Assured Guaranty, Ltd. (a)	6,879	75,600
Axis Capital Holdings, Ltd.	5,313	137,819
Brown & Brown, Inc. (a)	4,760	84,728
Cincinnati Financial Corp. (a)	6,217	163,694
Endurance Specialty Holdings, Ltd.	1,643	56,108
Erie Indemnity Co. (Class A) (a)	1,087	77,373
Everest Re Group, Ltd.	1,814	143,995
Fidelity National Financial, Inc. (Class A)	9,122	138,472

SPDR Dow Jones Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

Security Description	Shares	Value

Genworth Financial, Inc. (Class A) (a)(b)	19,988	$114,731
HCC Insurance Holdings, Inc. (a)	4,471	120,941
Markel Corp. (a)(b)	396	141,424
Mercury General Corp. (a)	1,126	43,182
Old Republic International Corp. (a)	10,143	90,476
PartnerRe, Ltd.	2,774	144,997
ProAssurance Corp. (a)	1,227	88,369
Reinsurance Group of America, Inc.	3,057	140,469
RenaissanceRe Holdings, Ltd. (a)	2,089	133,278
The Hanover Insurance Group, Inc.	1,852	65,746
Torchmark Corp. (a)	4,347	151,536
Transatlantic Holdings, Inc.	2,568	124,599
Validus Holdings, Ltd. (a)	2,922	72,816
W.R. Berkley Corp. (a)	5,080	150,825
White Mountains Insurance Group, Ltd.	274	111,176

		3,418,633

INTERNET & CATALOG RETAIL — 0.0% (c)
HomeAway, Inc. (b)	355	11,935

INTERNET SOFTWARE & SERVICES — 1.2%
Akamai Technologies, Inc. (b)	7,556	150,213
Equinix, Inc. (a)(b)	1,951	173,308
IAC/InterActiveCorp. (a)(b)	3,029	119,797
Rackspace Hosting, Inc. (a)(b)	4,466	152,469
WebMD Health Corp. (a)(b)	2,432	73,325

		669,112

IT SERVICES — 2.5%
Alliance Data Systems Corp. (a)(b)	2,083	193,094
Booz Allen Hamilton Holding Corp. (b)	658	9,784
Broadridge Financial Solutions, Inc.	5,076	102,231
Computer Sciences Corp.	6,313	169,504
DST Systems, Inc. (a)	1,544	67,674
FleetCor Technologies, Inc. (a)(b)	1,288	33,823
Gartner, Inc. (a)(b)	3,684	128,461
Genpact, Ltd. (b)	4,339	62,438
Global Payments, Inc.	3,301	133,327
Jack Henry & Associates, Inc.	3,569	103,430
Lender Processing Services, Inc. (a)	3,387	46,368
NeuStar, Inc. (Class A) (b)	3,077	77,356
Total System Services, Inc.	7,951	134,610
VeriFone Systems, Inc. (a)(b)	4,248	148,765

		1,410,865

LEISURE EQUIPMENT & PRODUCTS — 0.2%
Polaris Industries, Inc. (a)	2,641	131,971

LIFE SCIENCES TOOLS & SERVICES — 1.1%
Bio-Rad Laboratories, Inc. (Class A) (b)	805	73,070
Bruker Corp. (a)(b)	3,788	51,252
Charles River Laboratories International, Inc. (a)(b)	2,172	62,163
Covance, Inc. (a)(b)	2,505	113,852
PerkinElmer, Inc. (a)	4,658	89,480
Pharmaceutical Product Development, Inc. (a)	4,388	112,596
Techne Corp.	1,455	98,954

		601,367

MACHINERY — 3.9%
AGCO Corp. (b)	3,980	137,588
CLARCOR, Inc. (a)	2,111	87,353
Crane Co.	2,101	74,985
Donaldson Co., Inc. (a)	2,955	161,934
Gardner Denver, Inc.	2,138	135,870
Graco, Inc. (a)	2,483	84,770
Harsco Corp. (a)	3,328	64,530
IDEX Corp.	3,438	107,128
Kennametal, Inc.	3,328	108,959
Lincoln Electric Holdings, Inc.	3,461	100,404
Navistar International Corp. (a)(b)	2,996	96,231
Nordson Corp. (a)	2,518	100,065
Oshkosh Corp. (b)	3,709	58,380
Pall Corp.	4,706	199,534
Pentair, Inc. (a)	4,070	130,281
Snap-On, Inc.	2,383	105,805
SPX Corp.	2,123	96,193
Terex Corp. (a)(b)	4,566	46,847
Timken Co.	3,191	104,729
WABCO Holdings, Inc. (b)	2,731	103,396
Wabtec Corp.	1,988	105,105

		2,210,087

MARINE — 0.2%
Kirby Corp. (a)(b)	2,319	122,072

MEDIA — 1.9%
AMC Networks, Inc. (Class A) (a)(b)	2,390	76,360
Charter Communications, Inc. (Class A) (a)(b)	1,623	76,021
Clear Channel Outdoor Holdings, Inc. (Class A) (b)	1,727	16,165
DreamWorks Animation SKG, Inc. (Class A) (a)(b)	2,756	50,104
Gannett Co., Inc. (a)	9,960	94,919
John Wiley & Sons, Inc. (Class A)	2,124	94,348
Lamar Advertising Co. (Class A) (a)(b)	2,487	42,354
Liberty Media Corp. — Liberty Capital (Class A) (b)	2,857	188,905
Liberty Media Corp. — Liberty Starz (Class A) (b)	2,158	137,162
Morningstar, Inc. (a)	1,020	57,569
Pandora Media, Inc. (a)(b)	619	9,068
Regal Entertainment Group (a)	3,334	39,141
The Interpublic Group of Cos., Inc.	19,534	140,645
The Washington Post Co. (Class B) (a)	208	68,010

		1,090,771

METALS & MINING — 2.2%
Allegheny Technologies, Inc. (a)	4,399	162,719
Allied Nevada Gold Corp. (a)(b)	3,393	121,503
Coeur d’Alene Mines Corp. (a)(b)	3,700	79,328
Compass Minerals International, Inc. (a)	1,353	90,354
Molycorp, Inc. (a)(b)	2,491	81,879
Reliance Steel & Aluminum Co.	3,071	104,445
Royal Gold, Inc.	2,281	146,121
Steel Dynamics, Inc. (a)	8,947	88,754
Titanium Metals Corp. (a)	3,414	51,142
United States Steel Corp. (a)	5,833	128,384

SPDR Dow Jones Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

Security Description	Shares	Value

Walter Energy, Inc. (a)	2,523	$151,405

		1,206,034

MULTI-UTILITIES — 3.1%
Alliant Energy Corp.	4,538	175,530
CMS Energy Corp. (a)	10,310	204,035
Integrys Energy Group, Inc. (a)	3,204	155,779
MDU Resources Group, Inc.	7,092	136,095
NiSource, Inc. (a)	11,520	246,298
NSTAR	4,255	190,667
OGE Energy Corp.	3,986	190,491
SCANA Corp. (a)	4,796	193,998
TECO Energy, Inc.	8,233	141,031
Vectren Corp.	3,353	90,799

		1,724,723

MULTILINE RETAIL — 0.3%
Big Lots, Inc. (b)	3,138	109,296
Dillard’s, Inc. (Class A) (a)	1,529	66,481

		175,777

OFFICE ELECTRONICS — 0.1%
Zebra Technologies Corp. (Class A) (b)	2,203	68,161

OIL, GAS & CONSUMABLE FUELS — 3.1%
Arch Coal, Inc.	8,750	127,575
Berry Petroleum Co. (Class A) (a)	2,200	77,836
Brigham Exploration Co. (b)	4,805	121,374
Cobalt International Energy, Inc. (a)(b)	6,289	48,488
Energen Corp.	2,997	122,547
EXCO Resources, Inc. (a)	6,212	66,593
Forest Oil Corp. (b)	4,742	68,285
Oasis Petroleum, Inc. (a)(b)	2,847	63,574
Plains Exploration & Production Co. (b)	5,757	130,741
Quicksilver Resources, Inc. (a)(b)	4,940	37,445
SandRidge Energy, Inc. (a)(b)	15,661	87,075
SM Energy Co.	2,638	159,995
Southern Union Co. (a)	4,815	195,345
Sunoco, Inc. (a)	4,970	154,120
Teekay Corp. (a)	1,749	39,545
Tesoro Corp. (a)(b)	5,898	114,834
World Fuel Services Corp. (a)	2,868	93,640

		1,709,012

PAPER & FOREST PRODUCTS — 0.6%
AbitibiBowater Inc. (a)(b)	3,042	45,630
Domtar Corp. (a)	1,642	111,935
MeadWestvaco Corp.	6,977	171,355

		328,920

PERSONAL PRODUCTS — 0.6%
Herbalife, Ltd.	4,869	260,979
Nu Skin Enterprises, Inc. (Class A) (a)	2,391	96,883

		357,862

PHARMACEUTICALS — 0.5%
Endo Pharmaceuticals Holdings, Inc. (b)	4,750	132,953
Salix Pharmaceuticals, Ltd. (a)(b)	2,214	65,534
Warner Chilcott PLC (Class A) (b)	7,174	102,588

		301,075

PROFESSIONAL SERVICES — 1.8%
Dun & Bradstreet Corp.	2,021	123,806
Equifax, Inc.	5,111	157,112
IHS, Inc. (Class A) (b)	1,959	146,553
Manpower, Inc.	3,345	112,459
Robert Half International, Inc. (a)	5,912	125,453
Towers Watson & Co. (Class A)	2,252	134,625
Verisk Analytics, Inc. (Class A) (b)	5,255	182,716

		982,724

REAL ESTATE INVESTMENT TRUSTS — 7.9%
Alexandria Real Estate Equities, Inc.	2,579	158,325
American Campus Communities, Inc. (a)	2,870	106,793
Apartment Investment & Management Co. (Class A) (a)	4,924	108,919
BRE Properties, Inc. (a)	3,123	132,228
Camden Property Trust (a)	2,971	164,177
Chimera Investment Corp. (a)	41,919	116,116
Corporate Office Properties Trust (a)	2,989	65,100
DDR Corp. (a)	9,256	100,890
Digital Realty Trust, Inc. (a)	4,132	227,921
Douglas Emmett, Inc. (a)	5,229	89,416
Duke Realty Corp.	10,340	108,570
Equity Lifestyle Properties, Inc. (a)	1,627	102,013
Essex Property Trust, Inc. (a)	1,382	165,895
Federal Realty Investment Trust (a)	2,592	213,607
Highwoods Properties, Inc. (a)	3,002	84,837
Home Properties, Inc. (a)	1,723	97,798
Hospitality Properties Trust	5,009	106,341
Liberty Property Trust (a)	4,758	138,505
Mack-Cali Realty Corp. (a)	3,588	95,979
MFA Financial, Inc.	14,691	103,131
Mid-America Apartment Communities, Inc. (a)	1,531	92,197
National Retail Properties, Inc. (a)	3,867	103,906
OMEGA Healthcare Investors, Inc. (a)	4,252	67,734
Piedmont Office Realty Trust, Inc. (Class A) (a)	7,061	114,176
Rayonier, Inc. (a)	5,047	185,679
Realty Income Corp. (a)	5,221	168,325
Regency Centers Corp.	3,685	130,191
Senior Housing Properties Trust	6,238	134,367
SL Green Realty Corp. (a)	3,548	206,316
Taubman Centers, Inc.	2,349	118,178
The Macerich Co. (a)	5,443	232,035
UDR, Inc.	8,994	199,127
Washington Real Estate Investment Trust (a)	2,738	77,157
Weingarten Realty Investors (a)	4,952	104,834

		4,420,783

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
CBRE Group, Inc. (b)	12,051	162,206
Jones Lang LaSalle, Inc.	1,787	92,585

		254,791

ROAD & RAIL — 1.1%
Hertz Global Holdings, Inc. (a)(b)	9,606	85,493
J.B. Hunt Transport Services, Inc.	4,181	151,018

SPDR Dow Jones Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

Security Description	Shares	Value

Kansas City Southern (b)	4,534	$226,519
Landstar System, Inc.	1,983	78,447
Ryder Systems, Inc.	2,068	77,571

		619,048

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.5%
Advanced Micro Devices, Inc. (a)(b)	23,396	118,852
Atmel Corp. (a)(b)	17,657	142,492
Cree, Inc. (b)	4,496	116,806
Cypress Semiconductor Corp. (a)(b)	6,984	104,550
Lam Research Corp. (b)	5,085	193,128
LSI Corp. (b)	23,368	121,046
Novellus Systems, Inc. (a)(b)	2,858	77,909
ON Semiconductor Corp. (b)	18,099	129,770
Skyworks Solutions, Inc. (a)(b)	7,637	137,008
Teradyne, Inc. (a)(b)	7,494	82,509
Varian Semiconductor Equipment Associates, Inc. (a)(b)	3,079	188,281

		1,412,351

SOFTWARE — 3.5%
Ansys, Inc. (b)	3,791	185,911
Cadence Design Systems, Inc. (a)(b)	11,066	102,250
Compuware Corp. (b)	9,127	69,913
Concur Technologies, Inc. (a)(b)	1,958	72,877
Factset Research Systems, Inc. (a)	1,714	152,495
Fortinet, Inc. (b)	4,938	82,958
Informatica Corp. (b)	4,399	180,139
MICROS Systems, Inc. (b)	3,301	144,947
Nuance Communications, Inc. (a)(b)	9,486	193,135
Parametric Technology Corp. (b)	4,892	75,239
Quality Systems, Inc. (a)	770	74,690
Rovi Corp. (a)(b)	4,591	197,321
Solera Holdings, Inc.	2,869	144,884
Synopsys, Inc. (b)	6,000	146,160
TIBCO Software, Inc. (b)	6,798	152,207

		1,975,126

SPECIALTY RETAIL — 3.7%
Aaron’s, Inc. (a)	2,891	72,998
Abercrombie & Fitch Co. (Class A) (a)	3,653	224,879
Advance Auto Parts, Inc. (a)	3,042	176,740
American Eagle Outfitters, Inc. (a)	8,169	95,741
AutoNation, Inc. (a)(b)	1,870	61,299
Chico’s FAS, Inc.	7,168	81,930
Dick’s Sporting Goods, Inc. (a)(b)	3,707	124,036
Foot Locker, Inc.	6,326	127,089
GameStop Corp. (Class A) (a)(b)	5,796	133,888
Guess?, Inc.	2,596	73,960
PetSmart, Inc. (a)	4,698	200,370
Sally Beauty Holdings, Inc. (b)	3,920	65,072
Signet Jewelers, Ltd. (b)	3,526	119,179
Tractor Supply Co. (a)	2,905	181,708
Ulta Salon Cosmetics & Fragrance, Inc. (b)	2,008	124,958
Urban Outfitters, Inc. (a)(b)	5,208	116,242
Williams-Sonoma, Inc. (a)	3,893	119,865

		2,099,954

TEXTILES, APPAREL & LUXURY GOODS — 1.2%
Deckers Outdoor Corp. (a)(b)	1,599	149,123
Fossil, Inc. (a)(b)	2,245	181,980
Hanesbrands, Inc. (a)(b)	3,968	99,239
PVH Corp.	2,568	149,560
Under Armour, Inc. (Class A) (a)(b)	1,600	106,256

		686,158

THRIFTS & MORTGAGE FINANCE — 1.1%
BankUnited, Inc.	1,650	34,254
Capitol Federal Financial, Inc.	6,970	73,603
First Niagara Financial Group, Inc. (a)	12,063	110,376
Hudson City Bancorp, Inc. (a)	19,890	112,577
People’s United Financial, Inc. (a)	15,429	175,891
TFS Financial Corp. (a)(b)	3,944	32,065
Washington Federal, Inc.	4,454	56,744

		595,510

TRADING COMPANIES & DISTRIBUTORS — 0.2%
Air Lease Corp. (b)	1,435	27,552
MSC Industrial Direct Co., Inc. (Class A)	1,820	102,757

		130,309

WATER UTILITIES — 0.6%
American Water Works Co., Inc.	7,141	215,516
Aqua America, Inc. (a)	5,669	122,280

		337,796

WIRELESS TELECOMMUNICATION SERVICES — 0.7%
Clearwire Corp. (Class A) (a)(b)	4,215	9,821
MetroPCS Communications, Inc. (b)	13,007	113,291
SBA Communications Corp. (Class A) (a)(b)	4,621	159,332
Telephone & Data Systems, Inc. (a)	3,722	79,092
US Cellular Corp. (a)(b)	669	26,526

		388,062

TOTAL COMMON STOCKS —
(Cost $61,635,948)		55,887,560

SHORT TERM INVESTMENTS — 28.8%
MONEY MARKET FUNDS — 28.8%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	16,017,088	16,017,088
State Street Institutional Liquid Reserves Fund 0.09% (e)(f)	97,221	97,221

TOTAL SHORT TERM INVESTMENTS —
(Cost $16,114,309)		16,114,309

TOTAL INVESTMENTS — 128.5% (g)
(Cost $77,750,257)		72,001,869
OTHER ASSETS & LIABILITIES — (28.5)%		(15,960,607)

NET ASSETS — 100.0%		$56,041,262

SPDR Dow Jones Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

(a)	A portion of the security was on loan at September 30, 2011.
(b)	Non-income producing security.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
PLC = Public Limited Company

SPDR S&P 400 Mid Cap Growth ETF
SCHEDULE OF INVESTMENTS
September 30, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.2%
BE Aerospace, Inc. (a)	11,269	$373,116
Huntington Ingalls Industries, Inc. (a)(b)	3,196	77,759
Triumph Group, Inc.	4,177	203,587

		654,462

AIR FREIGHT & LOGISTICS — 0.1%
UTI Worldwide, Inc. (b)	3,960	51,638

AIRLINES — 0.2%
Alaska Air Group, Inc. (a)(b)	2,315	130,311

AUTO COMPONENTS — 1.5%
BorgWarner, Inc. (a)(b)	7,104	430,005
Gentex Corp. (b)	15,658	376,575

		806,580

BEVERAGES — 1.4%
Hansen Natural Corp. (a)	8,481	740,306

BIOTECHNOLOGY — 1.3%
United Therapeutics Corp. (a)(b)	5,746	215,418
Vertex Pharmaceuticals, Inc. (a)	10,741	478,404

		693,822

BUILDING PRODUCTS — 0.1%
Lennox International, Inc. (b)	2,332	60,119

CAPITAL MARKETS — 1.7%
Affiliated Managers Group, Inc. (a)	3,261	254,521
Eaton Vance Corp. (b)	7,904	176,022
Greenhill & Co., Inc. (b)	1,613	46,116
Jefferies Group, Inc. (b)	5,821	72,238
SEI Investments Co.	8,099	124,563
Waddell & Reed Financial, Inc. (Class A)	9,467	236,770

		910,230

CHEMICALS — 1.6%
Albemarle Corp.	10,081	407,272
Intrepid Potash, Inc. (a)(b)	5,743	142,829
NewMarket Corp. (b)	1,198	181,940
The Scotts Miracle-Gro Co. (Class A) (b)	2,454	109,448

		841,489

COMMERCIAL BANKS — 0.3%
Bank of Hawaii Corp. (b)	1,822	66,321
SVB Financial Group (a)(b)	1,591	58,867
Westamerica Bancorporation (b)	1,343	51,464

		176,652

COMMERCIAL SERVICES & SUPPLIES — 1.8%
Clean Harbors, Inc. (a)	2,250	115,425
Copart, Inc. (a)(b)	6,196	242,388
Corrections Corp. of America (a)	6,642	150,707
Deluxe Corp. (b)	2,187	40,678
Herman Miller, Inc. (b)	2,300	41,078
Rollins, Inc. (b)	7,088	132,616
Waste Connections, Inc. (b)	7,368	249,186

		972,078

COMMUNICATIONS EQUIPMENT — 1.9%
ADTRAN, Inc. (b)	7,106	188,025
Ciena Corp. (a)(b)	5,140	57,568
Plantronics, Inc. (b)	3,385	96,303
Polycom, Inc. (a)(b)	19,276	354,100
Riverbed Technology, Inc. (a)(b)	17,067	340,657

		1,036,653

COMPUTERS & PERIPHERALS — 0.3%
QLogic Corp. (a)(b)	11,540	146,327

CONSTRUCTION MATERIALS — 0.2%
Martin Marietta Materials, Inc. (b)	1,691	106,905

CONTAINERS & PACKAGING — 1.1%
AptarGroup, Inc.	3,891	173,811
Packaging Corp. of America (b)	5,466	127,358
Rock-Tenn Co. (Class A)	4,212	205,040
Silgan Holdings, Inc.	2,611	95,928

		602,137

DISTRIBUTORS — 0.7%
LKQ Corp. (a)	16,084	388,589

DIVERSIFIED CONSUMER SERVICES — 1.0%
ITT Educational Services, Inc. (a)(b)	2,225	128,115
Service Corp. International	13,489	123,559
Sotheby’s (b)	7,408	204,239
Strayer Education, Inc. (b)	1,327	101,741

		557,654

DIVERSIFIED FINANCIAL SERVICES — 0.8%
MSCI, Inc. (Class A) (a)	13,192	400,113

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.5%
tw telecom, Inc. (a)(b)	16,400	270,928

ELECTRIC UTILITIES — 0.4%
DPL, Inc.	6,131	184,788

ELECTRICAL EQUIPMENT — 2.0%
Acuity Brands, Inc. (b)	1,739	62,674
AMETEK, Inc.	11,166	368,143
General Cable Corp. (a)(b)	2,134	49,829
Hubbell, Inc. (Class B)	3,442	170,517
Regal-Beloit Corp. (b)	1,895	85,995
Thomas & Betts Corp. (a)	3,618	144,394
Woodward, Inc. (b)	6,500	178,100

		1,059,652

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.0%
Itron, Inc. (a)	3,124	92,158
Mettler-Toledo International, Inc. (a)(b)	3,494	489,020
National Instruments Corp. (b)	5,373	122,827
Trimble Navigation, Ltd. (a)	8,457	283,733
Vishay Intertechnology, Inc. (a)(b)	10,023	83,792

		1,071,530

ENERGY EQUIPMENT & SERVICES — 3.6%
Atwood Oceanics, Inc. (a)(b)	6,187	212,585
CARBO Ceramics, Inc. (b)	2,193	224,848
Dresser-Rand Group, Inc. (a)(b)	8,756	354,881
Dril-Quip, Inc. (a)	3,788	204,211
Oceaneering International, Inc.	11,843	418,532
Oil States International, Inc. (a)	5,607	285,508
Superior Energy Services, Inc. (a)	8,694	228,131

		1,928,696

SPDR S&P 400 Mid Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

Security Description	Shares	Value

FOOD PRODUCTS — 3.2%
Corn Products International, Inc.	4,609	$180,857
Flowers Foods, Inc. (b)	6,546	127,385
Green Mountain Coffee Roasters, Inc. (a)(b)	14,092	1,309,711
Lancaster Colony Corp. (b)	1,278	77,971
Tootsie Roll Industries, Inc. (b)	1,125	27,135

		1,723,059

GAS UTILITIES — 0.4%
National Fuel Gas Co. (b)	4,714	229,478

HEALTH CARE EQUIPMENT & SUPPLIES — 5.1%
Gen-Probe, Inc. (a)	5,314	304,226
Hill-Rom Holdings, Inc. (b)	2,685	80,604
Hologic, Inc. (a)	9,740	148,145
IDEXX Laboratories, Inc. (a)(b)	6,215	428,649
Kinetic Concepts, Inc. (a)(b)	6,872	452,796
Masimo Corp. (b)	3,927	85,020
ResMed, Inc. (a)(b)	16,600	477,914
STERIS Corp. (b)	3,237	94,747
The Cooper Cos., Inc.	5,261	416,408
Thoratec Corp. (a)(b)	6,549	213,759

		2,702,268

HEALTH CARE PROVIDERS & SERVICES — 3.9%
AMERIGROUP Corp. (a)(b)	3,283	128,070
Catalyst Health Solutions, Inc. (a)(b)	5,450	314,410
Health Management Associates, Inc. (Class A) (a)	27,615	191,096
Henry Schein, Inc. (a)	5,474	339,443
Lincare Holdings, Inc. (b)	10,346	232,785
MEDNAX, Inc. (a)(b)	5,370	336,377
Universal Health Services, Inc. (Class B)	10,652	362,168
VCA Antech, Inc. (a)(b)	4,745	75,825
WellCare Health Plans, Inc. (a)(b)	2,352	89,329

		2,069,503

HEALTH CARE TECHNOLOGY — 0.7%
Allscripts Healthcare Solutions, Inc. (a)(b)	20,739	373,717

HOTELS, RESTAURANTS & LEISURE — 1.9%
Bally Technologies, Inc. (a)(b)	4,911	132,499
Brinker International, Inc. (b)	4,544	95,060
Life Time Fitness, Inc. (a)(b)	4,647	171,242
Panera Bread Co. (Class A) (a)(b)	3,343	347,471
The Cheesecake Factory, Inc. (a)(b)	6,167	152,017
WMS Industries, Inc. (a)(b)	6,211	109,252

		1,007,541

HOUSEHOLD DURABLES — 0.7%
Tupperware Brands Corp.	6,642	356,941

HOUSEHOLD PRODUCTS — 1.1%
Church & Dwight Co., Inc. (b)	7,853	347,103
Energizer Holdings, Inc. (a)	3,294	218,853

		565,956

INSURANCE — 0.6%
Arthur J. Gallagher & Co.	5,222	137,339
Aspen Insurance Holdings, Ltd.	3,357	77,345
Brown & Brown, Inc. (b)	5,876	104,593

		319,277

INTERNET SOFTWARE & SERVICES — 1.9%
Digital River, Inc. (a)(b)	4,353	90,238
Equinix, Inc. (a)(b)	5,150	457,475
Rackspace Hosting, Inc. (a)(b)	11,344	387,284
ValueClick, Inc. (a)(b)	5,947	92,535

		1,027,532

IT SERVICES — 4.8%
Acxiom Corp. (a)(b)	3,864	41,113
Alliance Data Systems Corp. (a)(b)	5,609	519,954
Broadridge Financial Solutions, Inc.	6,903	139,027
DST Systems, Inc.	1,933	84,723
Gartner, Inc. (a)(b)	10,602	369,692
Global Payments, Inc.	8,806	355,674
Jack Henry & Associates, Inc. (b)	9,482	274,788
Lender Processing Services, Inc. (b)	9,434	129,152
ManTech International Corp. (Class A) (b)	1,261	39,570
NeuStar, Inc. (Class A) (a)	8,106	203,785
VeriFone Systems, Inc. (a)(b)	11,300	395,726

		2,553,204

LEISURE EQUIPMENT & PRODUCTS — 0.7%
Polaris Industries, Inc. (b)	7,556	377,573

LIFE SCIENCES TOOLS & SERVICES — 1.2%
Bio-Rad Laboratories, Inc. (Class A) (a)	1,238	112,373
Charles River Laboratories International, Inc. (a)(b)	2,531	72,437
Covance, Inc. (a)(b)	3,715	168,847
Pharmaceutical Product Development, Inc.	4,830	123,938
Techne Corp.	2,327	158,259

		635,854

MACHINERY — 4.1%
AGCO Corp. (a)	5,520	190,826
Crane Co.	3,181	113,530
Donaldson Co., Inc. (b)	4,483	245,668
Gardner Denver, Inc.	5,761	366,112
Graco, Inc.	3,152	107,609
IDEX Corp.	5,043	157,140
Kennametal, Inc.	2,944	96,387
Lincoln Electric Holdings, Inc. (b)	3,238	93,934
Nordson Corp. (b)	3,812	151,489
Oshkosh Corp. (a)	5,465	86,019
SPX Corp.	2,748	124,512
Timken Co.	4,577	150,217
Valmont Industries, Inc. (b)	1,663	129,614
Wabtec Corp.	3,070	162,311

		2,175,368

MARINE — 0.3%
Kirby Corp. (a)(b)	3,401	179,029

MEDIA — 1.4%
AMC Networks, Inc. (Class A) (a)(b)	6,307	201,509
DreamWorks Animation SKG, Inc. (Class A) (a)(b)	7,739	140,695
John Wiley & Sons, Inc. (Class A) (b)	3,071	136,414
Lamar Advertising Co. (Class A) (a)	6,285	107,033
Meredith Corp. (b)	1,639	37,107

SPDR S&P 400 Mid Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

Security Description	Shares	Value

Valassis Communications, Inc. (a)(b)	5,200	$97,448

		720,206

METALS & MINING — 0.6%
Carpenter Technology Corp.	1,765	79,231
Compass Minerals International, Inc. (b)	3,621	241,810

		321,041

MULTI-UTILITIES — 0.1%
Black Hills Corp. (b)	2,093	64,130

MULTILINE RETAIL — 2.0%
99 Cents Only Stores (a)(b)	2,613	48,132
Dollar Tree, Inc. (a)	13,357	1,003,244

		1,051,376

OFFICE ELECTRONICS — 0.3%
Zebra Technologies Corp. (Class A) (a)	5,969	184,681

OIL, GAS & CONSUMABLE FUELS — 2.3%
Arch Coal, Inc.	10,765	156,954
Bill Barrett Corp. (a)(b)	5,189	188,049
Cimarex Energy Co.	5,479	305,180
Forest Oil Corp. (a)	5,470	78,768
Northern Oil and Gas, Inc. (a)(b)	6,981	135,362
Patriot Coal Corp. (a)(b)	4,959	41,953
Quicksilver Resources, Inc. (a)(b)	12,898	97,767
SM Energy Co.	4,051	245,693

		1,249,726

PAPER & FOREST PRODUCTS — 0.4%
Domtar Corp. (b)	3,058	208,464

PHARMACEUTICALS — 3.0%
Endo Pharmaceuticals Holdings, Inc. (a)	12,768	357,376
Medicis Pharmaceutical Corp. (Class A) (b)	6,944	253,317
Perrigo Co.	10,153	985,958

		1,596,651

PROFESSIONAL SERVICES — 0.5%
FTI Consulting, Inc. (a)(b)	2,399	88,307
The Corporate Executive Board Co. (b)	2,187	65,173
Towers Watson & Co. (Class A)	2,269	135,641

		289,121

REAL ESTATE INVESTMENT TRUSTS — 8.8%
Alexandria Real Estate Equities, Inc.	2,784	170,910
American Campus Communities, Inc. (b)	4,000	148,840
BRE Properties, Inc. (b)	4,085	172,959
Camden Property Trust	3,855	213,027
Corporate Office Properties Trust (b)	7,812	170,145
Duke Realty Corp.	9,678	101,619
Essex Property Trust, Inc. (b)	1,827	219,313
Federal Realty Investment Trust (b)	3,726	307,060
Highwoods Properties, Inc. (b)	3,190	90,149
Home Properties, Inc.	3,000	170,280
Liberty Property Trust (b)	5,049	146,976
Mack-Cali Realty Corp. (b)	3,108	83,139
OMEGA Healthcare Investors, Inc. (b)	5,875	93,589
Potlatch Corp. (b)	1,428	45,011
Rayonier, Inc. (b)	6,347	233,506
Realty Income Corp. (b)	8,928	287,839
Regency Centers Corp.	4,122	145,630
Senior Housing Properties Trust	7,531	162,218
SL Green Realty Corp. (b)	9,344	543,354
Taubman Centers, Inc.	4,748	238,872
The Macerich Co. (b)	14,502	618,220
UDR, Inc.	11,072	245,134
Weingarten Realty Investors (b)	4,379	92,703

		4,700,493

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
Jones Lang LaSalle, Inc.	4,720	244,543

ROAD & RAIL — 1.0%
J.B. Hunt Transport Services, Inc.	5,374	194,109
Kansas City Southern (a)	5,430	271,283
Landstar System, Inc.	1,850	73,186

		538,578

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.8%
Atmel Corp. (a)(b)	51,116	412,506
Cree, Inc. (a)	12,649	328,621
Cypress Semiconductor Corp. (a)(b)	18,855	282,259
Fairchild Semiconductor International, Inc. (a)	7,871	85,007
International Rectifier Corp. (a)	3,539	65,896
Lam Research Corp. (a)	6,927	263,087
RF Micro Devices, Inc. (a)(b)	30,276	191,950
Semtech Corp. (a)(b)	7,155	150,971
Silicon Laboratories, Inc. (a)(b)	4,855	162,691
Skyworks Solutions, Inc. (a)(b)	20,308	364,326
Varian Semiconductor Equipment Associates, Inc. (a)(b)	4,122	252,060

		2,559,374

SOFTWARE — 7.7%
ACI Worldwide, Inc. (a)	3,674	101,182
Advent Software, Inc. (a)(b)	3,566	74,351
Ansys, Inc. (a)	10,088	494,716
Cadence Design Systems, Inc. (a)(b)	13,617	125,821
Concur Technologies, Inc. (a)(b)	5,133	191,050
Factset Research Systems, Inc. (b)	5,022	446,807
Fair Isaac Corp. (b)	1,532	33,444
Informatica Corp. (a)	11,674	478,050
Mentor Graphics Corp. (a)	3,598	34,613
MICROS Systems, Inc. (a)	8,918	391,590
Parametric Technology Corp. (a)	6,622	101,846
Quest Software, Inc. (a)(b)	6,651	105,618
Rovi Corp. (a)(b)	12,217	525,087
Solera Holdings, Inc.	7,770	392,385
Synopsys, Inc. (a)	8,492	206,865
TIBCO Software, Inc. (a)	17,765	397,758

		4,101,183

SPECIALTY RETAIL — 5.9%
Advance Auto Parts, Inc. (b)	8,072	468,983
Aeropostale, Inc. (a)(b)	8,746	94,544
American Eagle Outfitters, Inc. (b)	9,073	106,336
ANN, Inc. (a)(b)	5,685	129,845
Ascena Retail Group, Inc. (a)(b)	7,433	201,211
Chico’s FAS, Inc. (b)	18,886	215,867
Dick’s Sporting Goods, Inc. (a)(b)	10,572	353,739

SPDR S&P 400 Mid Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

Security Description	Shares	Value

Guess?, Inc.	7,384	$210,370
PetSmart, Inc. (b)	12,387	528,306
Tractor Supply Co. (b)	7,853	491,205
Williams-Sonoma, Inc.	11,536	355,194

		3,155,600

TEXTILES, APPAREL & LUXURY GOODS — 3.5%
Deckers Outdoor Corp. (a)(b)	4,252	396,542
Fossil, Inc. (a)(b)	5,795	469,743
Hanesbrands, Inc. (a)(b)	3,785	94,663
PVH Corp.	7,412	431,675
The Warnaco Group, Inc. (a)(b)	4,738	218,374
Under Armour, Inc. (Class A) (a)(b)	4,011	266,370

		1,877,367

TRADING COMPANIES & DISTRIBUTORS — 0.5%
MSC Industrial Direct Co., Inc. (Class A)	2,931	165,484
United Rentals, Inc. (a)(b)	2,671	44,980
Watsco, Inc. (b)	1,090	55,699

		266,163

WATER UTILITIES — 0.3%
Aqua America, Inc. (b)	7,747	167,103

TOTAL COMMON STOCKS —
(Cost $60,787,969)		53,383,759

SHORT TERM INVESTMENTS — 28.8%
MONEY MARKET FUNDS — 28.8%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	15,172,873	15,172,873
State Street Institutional Liquid Reserves Fund 0.09% (d)(e)	204,945	204,945

TOTAL SHORT TERM INVESTMENTS —
(Cost $15,377,818)		15,377,818

TOTAL INVESTMENTS — 128.7% (f)
(Cost $76,165,787)		68,761,577
OTHER ASSETS & LIABILITIES — (28.7)%		(15,317,104)

NET ASSETS — 100.0%		$53,444,473

(a)	Non-income producing security.
(b)	A portion of the security was on loan at September 30, 2011.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P 400 Mid Cap Value ETF
SCHEDULE OF INVESTMENTS
September 30, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 100.0%
AEROSPACE & DEFENSE — 0.8%
Alliant Techsystems, Inc. (a)	1,264	$68,901
Esterline Technologies Corp. (b)	1,180	61,171
Huntington Ingalls Industries, Inc. (a)(b)	743	18,077

		148,149

AIR FREIGHT & LOGISTICS — 0.2%
UTI Worldwide, Inc. (a)	2,581	33,656

AIRLINES — 0.4%
Alaska Air Group, Inc. (a)(b)	556	31,297
JetBlue Airways Corp. (a)(b)	7,855	32,206

		63,503

AUTO COMPONENTS — 0.6%
BorgWarner, Inc. (a)(b)	1,723	104,293

AUTOMOBILES — 0.2%
Thor Industries, Inc. (a)	1,739	38,519

BIOTECHNOLOGY — 1.0%
Vertex Pharmaceuticals, Inc. (b)	4,207	187,380

BUILDING PRODUCTS — 0.2%
Lennox International, Inc. (a)	1,236	31,864

CAPITAL MARKETS — 2.0%
Affiliated Managers Group, Inc. (a)(b)	859	67,045
Apollo Investment Corp. (a)	7,418	55,783
Eaton Vance Corp. (a)	1,745	38,861
Greenhill & Co., Inc. (a)	571	16,325
Jefferies Group, Inc. (a)	3,579	44,415
Raymond James Financial, Inc. (a)	3,888	100,933
SEI Investments Co.	2,902	44,633

		367,995

CHEMICALS — 3.6%
Ashland, Inc. (a)	3,006	132,685
Cabot Corp.	2,516	62,346
Cytec Industries, Inc. (a)	1,888	66,344
Minerals Technologies, Inc. (a)	688	33,898
Olin Corp. (a)	3,080	55,471
RPM International, Inc. (a)	5,024	93,949
Sensient Technologies Corp. (a)	1,920	62,496
The Scotts Miracle-Gro Co. (Class A) (a)	833	37,152
Valspar Corp. (a)	3,595	112,200

		656,541

COMMERCIAL BANKS — 6.2%
Associated Banc-Corp. (a)	6,722	62,515
BancorpSouth, Inc. (a)	2,792	24,514
Bank of Hawaii Corp. (a)	1,169	42,552
Cathay General Bancorp (a)	3,043	34,629
City National Corp. (a)	1,796	67,817
Commerce Bancshares, Inc. (a)	2,964	102,999
Cullen/Frost Bankers, Inc. (a)	2,369	108,642
East West Bancorp, Inc. (a)	5,772	86,060
FirstMerit Corp. (a)	4,176	47,439
Fulton Financial Corp. (a)	7,629	58,362
Hancock Holding Co. (a)	3,250	87,035
International Bancshares Corp. (a)	2,022	26,589
Prosperity Bancshares, Inc. (a)	1,797	58,726
SVB Financial Group (a)(b)	1,066	39,442
Synovus Financial Corp. (a)	30,038	32,141
TCF Financial Corp. (a)	6,077	55,665
Trustmark Corp. (a)	2,498	45,339
Valley National Bancorp (a)	6,509	68,930
Webster Financial Corp. (a)	2,822	43,177
Westamerica Bancorporation (a)	627	24,027

		1,116,600

COMMERCIAL SERVICES & SUPPLIES — 1.7%
Clean Harbors, Inc. (b)	1,008	51,710
Corrections Corp. of America (b)	1,792	40,661
Deluxe Corp. (a)	1,198	22,283
Herman Miller, Inc. (a)	1,408	25,147
HNI Corp. (a)	1,717	32,846
Mine Safety Appliances Co. (a)	1,170	31,543
The Brink’s Co. (a)	1,798	41,911
Waste Connections, Inc. (a)	1,797	60,775

		306,876

COMMUNICATIONS EQUIPMENT — 0.2%
Ciena Corp. (a)(b)	1,901	21,291
Plantronics, Inc. (a)	631	17,952

		39,243

COMPUTERS & PERIPHERALS — 0.9%
Diebold, Inc. (a)	2,435	66,987
NCR Corp. (a)(b)	6,065	102,438

		169,425

CONSTRUCTION & ENGINEERING — 2.2%
Aecom Technology Corp. (b)	4,605	81,370
Granite Construction, Inc. (a)	1,313	24,645
KBR, Inc.	5,788	136,770
The Shaw Group, Inc. (a)(b)	2,775	60,329
URS Corp. (b)	3,018	89,514

		392,628

CONSTRUCTION MATERIALS — 0.4%
Martin Marietta Materials, Inc. (a)	1,157	73,146

CONTAINERS & PACKAGING — 2.7%
AptarGroup, Inc.	1,202	53,693
Greif, Inc. (Class A) (a)	1,196	51,297
Packaging Corp. of America	1,928	44,922
Rock-Tenn Co. (Class A) (a)	1,225	59,633
Silgan Holdings, Inc.	980	36,005
Sonoco Products Co.	3,826	108,008
Temple-Inland, Inc.	4,140	129,872

		483,430

DIVERSIFIED CONSUMER SERVICES — 0.8%
Career Education Corp. (a)(b)	2,315	30,211
Matthews International Corp. (Class A) (a)	1,111	34,174
Regis Corp. (a)	2,246	31,646
Service Corp. International (a)	4,339	39,745

		135,776

ELECTRIC UTILITIES — 4.0%
Cleco Corp. (a)	2,361	80,604
DPL, Inc. (a)	2,361	71,161
Great Plains Energy, Inc. (a)	5,229	100,920
Hawaiian Electric Industries, Inc. (a)	3,685	89,472
IDACORP, Inc. (a)	1,914	72,311
NV Energy, Inc. (a)	9,097	133,817
PNM Resources, Inc. (a)	3,366	55,303

SPDR S&P 400 Mid Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

Security Description	Shares	Value

Westar Energy, Inc.	4,441	$117,331

		720,919

ELECTRICAL EQUIPMENT — 1.5%
Acuity Brands, Inc. (a)	1,045	37,662
AMETEK, Inc.	2,283	75,271
General Cable Corp. (a)(b)	1,249	29,164
Hubbell, Inc. (Class B)	1,087	53,850
Regal-Beloit Corp. (a)	940	42,657
Thomas & Betts Corp. (b)	742	29,613

		268,217

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.2%
Arrow Electronics, Inc. (b)	4,425	122,926
Avnet, Inc. (a)(b)	5,878	153,298
Ingram Micro, Inc. (Class A) (b)	6,078	98,038
Itron, Inc. (b)	456	13,452
National Instruments Corp.	1,702	38,908
Tech Data Corp. (b)	1,681	72,670
Trimble Navigation, Ltd. (b)	1,741	58,411
Vishay Intertechnology, Inc. (a)(b)	2,497	20,875

		578,578

ENERGY EQUIPMENT & SERVICES — 1.8%
Exterran Holdings, Inc. (a)(b)	2,492	24,222
Helix Energy Solutions Group, Inc. (a)(b)	4,082	53,474
Patterson-UTI Energy, Inc.	5,950	103,173
Tidewater, Inc. (a)	1,991	83,722
Unit Corp. (b)	1,559	57,558

		322,149

FOOD & STAPLES RETAILING — 1.0%
BJ’s Wholesale Club, Inc. (b)	2,098	107,501
Ruddick Corp. (a)	1,845	71,937

		179,438

FOOD PRODUCTS — 2.3%
Corn Products International, Inc. (a)	1,327	52,071
Flowers Foods, Inc. (a)	2,036	39,621
Lancaster Colony Corp. (a)	313	19,096
Ralcorp Holdings, Inc. (a)(b)	2,112	162,012
Smithfield Foods, Inc. (a)(b)	6,357	123,961
Tootsie Roll Industries, Inc. (a)	532	12,832

		409,593

GAS UTILITIES — 3.4%
AGL Resources, Inc. (a)	3,003	122,342
Atmos Energy Corp.	3,466	112,472
National Fuel Gas Co. (a)	1,525	74,237
Questar Corp. (a)	6,793	120,304
UGI Corp.	4,293	112,777
WGL Holdings, Inc. (a)	1,978	77,280

		619,412

HEALTH CARE EQUIPMENT & SUPPLIES — 1.6%
Hill-Rom Holdings, Inc. (a)	1,493	44,820
Hologic, Inc. (a)(b)	6,628	100,812
Masimo Corp. (a)	915	19,810
STERIS Corp. (a)	1,127	32,987
Teleflex, Inc. (a)	1,565	84,150

		282,579

HEALTH CARE PROVIDERS & SERVICES — 3.3%
AMERIGROUP Corp. (a)(b)	742	28,945
Community Health Systems, Inc. (a)(b)	3,573	59,455
Health Net, Inc. (b)	3,418	81,041
Henry Schein, Inc. (a)(b)	1,629	101,014
Kindred Healthcare, Inc. (a)(b)	2,020	17,412
LifePoint Hospitals, Inc. (a)(b)	2,016	73,866
Omnicare, Inc. (a)	4,457	113,342
Owens & Minor, Inc. (a)	2,445	69,634
VCA Antech, Inc. (a)(b)	1,684	26,910
WellCare Health Plans, Inc. (a)(b)	800	30,384

		602,003

HOTELS, RESTAURANTS & LEISURE — 0.9%
Bob Evans Farms, Inc. (a)	1,167	33,283
Brinker International, Inc. (a)	1,602	33,514
International Speedway Corp. (Class A) (a)	1,078	24,621
Scientific Games Corp. (Class A) (a)(b)	2,190	15,593
The Wendy’s Co. (a)	11,697	53,689

		160,700

HOUSEHOLD DURABLES — 2.2%
American Greetings Corp. (Class A) (a)	1,580	29,230
KB HOME (a)	2,804	16,431
M.D.C. Holdings, Inc. (a)	1,436	24,326
Mohawk Industries, Inc. (a)(b)	2,163	92,814
NVR, Inc. (a)(b)	209	126,232
Ryland Group, Inc. (a)	1,675	17,839
Toll Brothers, Inc. (a)(b)	5,678	81,934

		388,806

HOUSEHOLD PRODUCTS — 1.2%
Church & Dwight Co., Inc. (a)	2,760	121,992
Energizer Holdings, Inc. (b)	1,507	100,125

		222,117

INDUSTRIAL CONGLOMERATES — 0.4%
Carlisle Cos., Inc.	2,349	74,886

INSURANCE — 7.9%
American Financial Group, Inc.	3,033	94,235
Arthur J. Gallagher & Co. (a)	2,459	64,672
Aspen Insurance Holdings, Ltd. (a)	1,503	34,629
Brown & Brown, Inc. (a)	2,386	42,471
Everest Re Group, Ltd.	2,083	165,349
Fidelity National Financial, Inc. (Class A) (a)	8,594	130,457
First American Financial Corp. (a)	4,082	52,250
HCC Insurance Holdings, Inc. (a)	4,219	114,124
Kemper Corp.	1,922	46,051
Mercury General Corp.	1,397	53,575
Old Republic International Corp. (a)	9,814	87,541
Protective Life Corp.	3,241	50,657
Reinsurance Group of America, Inc.	2,836	130,314
StanCorp Financial Group, Inc. (a)	1,669	46,014
The Hanover Insurance Group, Inc.	1,741	61,805
Transatlantic Holdings, Inc.	2,417	117,273
W.R. Berkley Corp. (a)	4,370	129,745

		1,421,162

INTERNET SOFTWARE & SERVICES — 0.4%
AOL, Inc. (a)(b)	4,096	49,152

SPDR S&P 400 Mid Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

Security Description	Shares	Value

ValueClick, Inc. (a)(b)	1,127	$17,536

		66,688

IT SERVICES — 1.1%
Acxiom Corp. (a)(b)	1,767	18,801
Broadridge Financial Solutions, Inc.	2,347	47,269
Convergys Corp. (a)(b)	4,624	43,373
CoreLogic, Inc. (a)(b)	4,065	43,373
DST Systems, Inc.	678	29,717
ManTech International Corp. (Class A) (a)	440	13,807

		196,340

LEISURE EQUIPMENT & PRODUCTS — 0.0% (c)
Eastman Kodak Co. (a)(b)	10,410	8,121

LIFE SCIENCES TOOLS & SERVICES — 1.2%
Bio-Rad Laboratories, Inc. (Class A) (b)	322	29,228
Charles River Laboratories International, Inc. (a)(b)	1,073	30,709
Covance, Inc. (a)(b)	1,035	47,041
Pharmaceutical Product Development, Inc.	2,663	68,333
Techne Corp. (a)	600	40,806

		216,117

MACHINERY — 4.9%
AGCO Corp. (b)	1,745	60,325
Crane Co.	730	26,054
Donaldson Co., Inc. (a)	1,333	73,048
Graco, Inc. (a)	1,221	41,685
Harsco Corp. (a)	3,100	60,109
IDEX Corp.	1,422	44,309
Kennametal, Inc.	2,054	67,248
Lincoln Electric Holdings, Inc.	2,098	60,863
Nordson Corp. (a)	924	36,720
Oshkosh Corp. (a)(b)	1,556	24,491
Pentair, Inc. (a)	3,796	121,510
SPX Corp.	1,005	45,537
Terex Corp. (a)(b)	4,251	43,615
Timken Co.	1,653	54,251
Trinity Industries, Inc. (a)	3,092	66,200
Valmont Industries, Inc. (a)	272	21,200
Wabtec Corp. (a)	772	40,816

		887,981

MARINE — 0.6%
Alexander & Baldwin, Inc. (a)	1,602	58,521
Kirby Corp. (a)(b)	934	49,166

		107,687

MEDIA — 0.6%
John Wiley & Sons, Inc. (Class A)	721	32,027
Meredith Corp.	796	18,022
Scholastic Corp. (a)	911	25,535
The New York Times Co. (Class A) (a)(b)	4,558	26,482

		102,066

METALS & MINING — 1.7%
Carpenter Technology Corp.	1,074	48,212
Commercial Metals Co.	4,424	42,072
Reliance Steel & Aluminum Co. (a)	2,871	97,643
Steel Dynamics, Inc. (a)	8,406	83,387
Worthington Industries, Inc. (a)	2,095	29,267

		300,581

MULTI-UTILITIES — 4.3%
Alliant Energy Corp.	4,257	164,661
Black Hills Corp.	752	23,041
MDU Resources Group, Inc.	7,220	138,552
NSTAR (a)	3,996	179,060
OGE Energy Corp.	3,757	179,547
Vectren Corp.	3,147	85,221

		770,082

MULTILINE RETAIL — 0.4%
99 Cents Only Stores (b)	882	16,246
Saks, Inc. (a)(b)	6,128	53,620

		69,866

OIL, GAS & CONSUMABLE FUELS — 5.2%
Arch Coal, Inc.	4,408	64,269
Cimarex Energy Co.	1,379	76,810
Comstock Resources, Inc. (a)(b)	1,842	28,478
Energen Corp.	2,766	113,102
Forest Oil Corp. (a)(b)	2,483	35,755
Hollyfrontier Corp. (a)	8,078	211,805
Overseas Shipholding Group, Inc. (a)	980	13,465
Patriot Coal Corp. (a)(b)	1,787	15,118
Plains Exploration & Production Co. (b)	5,411	122,884
SM Energy Co.	1,028	62,348
Southern Union Co. (a)	4,804	194,898

		938,932

PAPER & FOREST PRODUCTS — 0.3%
Domtar Corp. (a)	458	31,222
Louisiana-Pacific Corp. (a)(b)	5,129	26,158

		57,380

PROFESSIONAL SERVICES — 1.4%
FTI Consulting, Inc. (a)(b)	754	27,755
Korn/Ferry International (a)(b)	1,825	22,247
Manpower, Inc. (a)	3,152	105,970
The Corporate Executive Board Co.	562	16,747
Towers Watson & Co. (Class A)	1,209	72,274

		244,993

REAL ESTATE INVESTMENT TRUSTS — 8.0%
Alexandria Real Estate Equities, Inc. (a)	1,406	86,314
American Campus Communities, Inc. (a)	1,300	48,373
BRE Properties, Inc. (a)	1,399	59,234
Camden Property Trust (a)	1,378	76,148
Cousins Properties, Inc. (a)	4,003	23,418
Duke Realty Corp. (a)	6,282	65,961
Equity One, Inc. (a)	2,247	35,637
Essex Property Trust, Inc. (a)	621	74,545
Federal Realty Investment Trust (a)	1,108	91,310
Highwoods Properties, Inc. (a)	1,659	46,883
Home Properties, Inc.	800	45,408
Hospitality Properties Trust	4,707	99,930
Liberty Property Trust (a)	2,682	78,073
Mack-Cali Realty Corp.	2,236	59,813
OMEGA Healthcare Investors, Inc. (a)	1,892	30,140
Potlatch Corp. (a)	1,042	32,844
Rayonier, Inc. (a)	2,428	89,326
Realty Income Corp. (a)	1,767	56,968
Regency Centers Corp.	2,001	70,695

SPDR S&P 400 Mid Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

Security Description	Shares	Value

Senior Housing Properties Trust	3,205	$69,036
Taubman Centers, Inc.	562	28,274
UDR, Inc.	4,534	100,383
Weingarten Realty Investors (a)	3,111	65,860

		1,434,573

ROAD & RAIL — 1.7%
Con-way, Inc. (a)	2,156	47,712
J.B. Hunt Transport Services, Inc.	1,661	59,995
Kansas City Southern (b)	2,317	115,757
Landstar System, Inc. (a)	1,167	46,167
Werner Enterprises, Inc.	1,692	35,245

		304,876

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.7%
Fairchild Semiconductor International, Inc. (b)	2,087	22,540
Integrated Device Technology, Inc. (a)(b)	5,635	29,020
International Rectifier Corp. (b)	1,438	26,776
Intersil Corp. (Class A)	4,800	49,392
Lam Research Corp. (a)(b)	2,330	88,493
Varian Semiconductor Equipment Associates, Inc. (a)(b)	1,454	88,912

		305,133

SOFTWARE — 1.1%
Cadence Design Systems, Inc. (a)(b)	5,607	51,808
Fair Isaac Corp. (a)	912	19,909
Mentor Graphics Corp. (a)(b)	2,314	22,261
Parametric Technology Corp. (a)(b)	2,243	34,497
Synopsys, Inc. (b)	2,580	62,849

		191,324

SPECIALTY RETAIL — 2.4%
Aaron’s, Inc. (a)	3,002	75,801
American Eagle Outfitters, Inc. (a)	4,277	50,126
Barnes & Noble, Inc.	1,523	18,017
Collective Brands, Inc. (a)(b)	2,299	29,795
Foot Locker, Inc.	5,865	117,828
Office Depot, Inc. (a)(b)	10,732	22,108
RadioShack Corp. (a)	3,840	44,621
Rent-A-Center, Inc. (a)	2,385	65,468

		423,764

TEXTILES, APPAREL & LUXURY GOODS — 0.3%
Hanesbrands, Inc. (a)(b)	2,374	59,374

THRIFTS & MORTGAGE FINANCE — 2.1%
Astoria Financial Corp. (a)	3,206	24,654
First Niagara Financial Group, Inc. (a)	11,286	103,267
New York Community Bancorp, Inc. (a)	16,775	199,622
Washington Federal, Inc.	4,281	54,540

		382,083

TOBACCO — 0.2%
Universal Corp. (a)	901	32,310

TRADING COMPANIES & DISTRIBUTORS — 0.9%
GATX Corp. (a)	1,785	55,317
MSC Industrial Direct Co., Inc. (Class A)	744	42,006
United Rentals, Inc. (a)(b)	1,416	23,845
Watsco, Inc. (a)	686	35,055

		156,223

WATER UTILITIES — 0.3%
Aqua America, Inc. (a)	2,607	56,233

WIRELESS TELECOMMUNICATION SERVICES — 0.4%
Telephone & Data Systems, Inc. (a)	3,531	75,034

TOTAL COMMON STOCKS —
(Cost $21,243,239)		17,987,344

SHORT TERM INVESTMENTS — 29.7%
MONEY MARKET FUNDS — 29.7%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	5,312,411	5,312,411
State Street Institutional Liquid Reserves Fund 0.09% (e)(f)	34,280	34,280

TOTAL SHORT TERM INVESTMENTS —
(Cost $5,346,691)		5,346,691

TOTAL INVESTMENTS — 129.7% (g)
(Cost $26,589,930)		23,334,035
OTHER ASSETS & LIABILITIES — (29.7)%		(5,337,546)

NET ASSETS — 100.0%		$17,996,489

(a)	A portion of the security was on loan at September 30, 2011.
(b)	Non-income producing security.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P 600 Small Cap ETF
SCHEDULE OF INVESTMENTS
September 30, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 2.3%
AAR Corp. (a)	5,847	$97,469
Aerovironment, Inc. (a)(b)	2,721	76,596
American Science & Engineering, Inc. (a)	1,325	80,891
Ceradyne, Inc. (a)(b)	3,658	98,364
Cubic Corp.	2,314	90,408
Curtiss-Wright Corp. (a)	6,863	197,860
GenCorp, Inc. (a)(b)	8,464	38,003
Moog, Inc. (Class A) (b)	6,738	219,794
National Presto Industries, Inc. (a)	702	61,011
Orbital Sciences Corp. (b)	8,544	109,363
Teledyne Technologies, Inc. (a)(b)	5,396	263,649

		1,333,408

AIR FREIGHT & LOGISTICS — 0.4%
Forward Air Corp.	4,316	109,842
HUB Group, Inc. (Class A) (b)	5,477	154,835

		264,677

AIRLINES — 0.3%
Allegiant Travel Co. (a)(b)	2,235	105,336
SkyWest, Inc.	7,577	87,211

		192,547

AUTO COMPONENTS — 0.3%
Drew Industries, Inc. (a)	2,774	55,425
Spartan Motors, Inc. (a)	4,932	20,369
Standard Motor Products, Inc. (a)	2,861	37,107
Superior Industries International, Inc. (a)	3,410	52,684

		165,585

AUTOMOBILES — 0.1%
Winnebago Industries, Inc. (a)(b)	4,144	28,677

BEVERAGES — 0.2%
Boston Beer Co., Inc. (Class A) (a)(b)	1,276	92,765

BIOTECHNOLOGY — 1.8%
ArQule, Inc. (a)(b)	7,792	39,350
Cubist Pharmaceuticals, Inc. (a)(b)	8,926	315,266
Emergent Biosolutions, Inc. (a)(b)	3,602	55,579
Regeneron Pharmaceuticals, Inc. (a)(b)	10,989	639,560
Savient Pharmaceuticals, Inc. (a)(b)	10,394	42,615

		1,092,370

BUILDING PRODUCTS — 1.1%
A.O. Smith Corp.	5,698	182,507
AAON, Inc. (a)	2,788	43,911
Apogee Enterprises, Inc. (a)	4,102	35,236
Gibraltar Industries, Inc. (a)(b)	4,593	37,295
Griffon Corp. (a)(b)	6,983	57,121
NCI Building Systems, Inc. (a)(b)	3,025	22,869
Quanex Building Products Corp. (a)	5,447	59,645
Simpson Manufacturing Co., Inc. (a)	5,904	147,187
Universal Forest Products, Inc. (a)	2,886	69,408

		655,179

CAPITAL MARKETS — 1.0%
Calamos Asset Management, Inc. (Class A) (a)	2,959	29,620
Financial Engines, Inc. (a)(b)	5,690	103,046
Investment Technology Group, Inc. (b)	6,051	59,239
Piper Jaffray Co., Inc. (a)(b)	2,279	40,863
Prospect Capital Corp. (a)	16,042	134,913
Stifel Financial Corp. (a)(b)	7,915	210,222
SWS Group, Inc. (a)	4,138	19,407

		597,310

CHEMICALS — 2.5%
A. Schulman, Inc. (a)	4,530	76,965
American Vanguard Corp. (a)	3,463	38,647
Arch Chemicals, Inc.	3,766	176,701
Balchem Corp. (a)	4,286	159,911
Calgon Carbon Corp. (a)(b)	8,281	120,654
H.B. Fuller Co.	7,244	131,986
Hawkins, Inc. (a)	1,340	42,666
Koppers Holdings, Inc.	3,055	78,238
Kraton Performance Polymers, Inc. (a)(b)	4,676	75,658
LSB Industries, Inc. (a)(b)	2,702	77,466
OM Group, Inc. (a)(b)	4,708	122,267
PolyOne Corp.	13,471	144,274
Quaker Chemical Corp. (a)	1,845	47,822
Stepan Co. (a)	1,251	84,042
STR Holdings, Inc. (a)(b)	6,052	49,082
Zep, Inc. (a)	3,264	49,025

		1,475,404

COMMERCIAL BANKS — 5.3%
Bank of the Ozarks, Inc. (a)	4,167	87,215
Boston Private Financial Holdings, Inc. (a)	11,191	65,803
City Holding Co. (a)	2,205	59,513
Columbia Banking System, Inc. (a)	5,831	83,500
Community Bank System, Inc. (a)	5,437	123,365
F.N.B. Corp. (a)	18,508	158,614
First BanCorp- Puerto Rico (a)(b)	3,041	8,515
First Commonwealth Financial Corp. (a)	15,319	56,680
First Financial Bancorp. (a)	8,598	118,652
First Financial Bankshares, Inc. (a)	4,598	120,284
First Midwest Bancorp, Inc. (a)	11,029	80,732
Glacier Bancorp, Inc. (a)	10,465	98,057
Hanmi Financial Corp. (a)(b)	21,631	17,954
Home Bancshares, Inc. (a)	3,242	68,795
Independent Bank Corp.- Massachusetts (a)	3,170	68,916
Nara Bancorp, Inc. (a)(b)	5,679	34,472
National Penn Bancshares, Inc. (a)	17,875	125,304
NBT Bancorp, Inc. (a)	4,858	90,456
Old National Bancorp (a)	13,968	130,182
PacWest Bancorp (a)	4,867	67,846
Pinnacle Financial Partners, Inc. (a)(b)	5,026	54,984
PrivateBancorp, Inc. (a)	8,617	64,800
S&T Bancorp, Inc. (a)	4,105	66,337
Signature Bank (a)(b)	6,752	322,273
Simmons First National Corp. (a)	2,526	54,814
Sterling Bancorp (a)	4,571	33,185
Susquehanna Bancshares, Inc. (a)	19,234	105,210
Texas Capital Bancshares, Inc. (a)(b)	5,459	124,738
Tompkins Financial Corp. (a)	1,219	43,616
UMB Financial Corp. (a)	4,746	152,252

SPDR S&P 600 Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

Security Description	Shares	Value

Umpqua Holdings Corp. (a)	16,681	$146,626
United Bankshares, Inc. (a)	6,552	131,630
United Community Banks, Inc. (a)(b)	2,701	22,931
Wilshire Bancorp, Inc. (a)(b)	8,211	22,498
Wintrust Financial Corp. (a)	5,163	133,257

		3,144,006

COMMERCIAL SERVICES & SUPPLIES — 2.3%
ABM Industries, Inc. (a)	7,061	134,583
Consolidated Graphics, Inc. (b)	1,400	51,142
G & K Services, Inc. (Class A) (a)	2,751	70,260
Healthcare Services Group, Inc. (a)	9,762	157,559
Interface, Inc. (Class A) (a)	8,435	100,039
Mobile Mini, Inc. (a)(b)	5,223	85,866
Sykes Enterprises, Inc. (a)(b)	6,142	91,823
Tetra Tech, Inc. (a)(b)	9,143	171,340
The Geo Group, Inc. (a)(b)	9,555	177,341
The Standard Register Co. (a)	1,771	4,480
UniFirst Corp. (a)	2,304	104,348
United Stationers, Inc.	6,467	176,226
Viad Corp. (a)	2,993	50,821

		1,375,828

COMMUNICATIONS EQUIPMENT — 1.9%
Arris Group, Inc. (a)(b)	17,444	179,673
Bel Fuse, Inc. (Class B) (a)	1,460	22,761
Black Box Corp. (a)	2,606	55,638
Blue Coat Systems, Inc. (a)(b)	6,192	85,945
Comtech Telecommunications Corp. (a)	3,807	106,939
DG Fastchannel, Inc. (a)(b)	4,049	68,631
Digi International, Inc. (a)(b)	3,851	42,361
Harmonic, Inc. (a)(b)	16,847	71,768
Netgear, Inc. (a)(b)	5,454	141,204
Network Equipment Technologies, Inc. (b)	4,301	8,344
Oplink Communications, Inc. (b)	2,986	45,208
PC-Tel, Inc. (b)	2,648	16,285
Symmetricom, Inc. (a)(b)	6,160	26,734
Tekelec (a)(b)	9,022	54,493
ViaSat, Inc. (a)(b)	6,211	206,889

		1,132,873

COMPUTERS & PERIPHERALS — 0.6%
Avid Technology, Inc. (a)(b)	4,252	32,911
Intermec, Inc. (a)(b)	7,641	49,819
Intevac, Inc. (a)(b)	3,328	23,263
Novatel Wireless, Inc. (a)(b)	4,553	13,750
Stratasys, Inc. (a)(b)	3,113	57,715
Super Micro Computer, Inc. (a)(b)	3,780	47,363
Synaptics, Inc. (a)(b)	4,846	115,819

		340,640

CONSTRUCTION & ENGINEERING — 0.7%
Comfort Systems USA, Inc. (a)	5,567	46,317
Dycom Industries, Inc. (a)(b)	4,840	74,052
EMCOR Group, Inc. (b)	9,779	198,807
Insituform Technologies, Inc. (Class A) (a)(b)	5,860	67,859
Orion Marine Group, Inc. (a)(b)	4,096	23,634

		410,669

CONSTRUCTION MATERIALS — 0.4%
Eagle Materials, Inc. (a)	6,557	109,174
Headwaters, Inc. (b)	8,596	12,378
Texas Industries, Inc. (a)	4,088	129,753

		251,305

CONSUMER FINANCE — 1.2%
Cash America International, Inc. (a)	4,290	219,477
Ezcorp, Inc. (b)	6,315	180,230
First Cash Financial Services, Inc. (b)	4,558	191,208
World Acceptance Corp. (b)	2,194	122,754

		713,669

CONTAINERS & PACKAGING — 0.1%
Myers Industries, Inc. (a)	5,065	51,410

DISTRIBUTORS — 0.3%
Audiovox Corp. (Class A) (a)(b)	2,618	14,373
Pool Corp. (a)	7,049	184,543

		198,916

DIVERSIFIED CONSUMER SERVICES — 1.0%
American Public Education, Inc. (a)(b)	2,635	89,590
Capella Education Co. (a)(b)	2,191	62,180
Coinstar, Inc. (a)(b)	4,492	179,680
Corinthian Colleges, Inc. (a)(b)	12,632	19,706
Hillenbrand, Inc. (a)	9,138	168,139
Lincoln Educational Services Corp. (a)	3,341	27,029
Universal Technical Institute, Inc. (a)(b)	3,088	41,966

		588,290

DIVERSIFIED FINANCIAL SERVICES — 0.5%
Encore Capital Group, Inc. (a)(b)	2,201	48,092
Interactive Brokers Group, Inc. (Class A) (a)	5,608	78,119
Portfolio Recovery Associates, Inc. (a)(b)	2,517	156,608

		282,819

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
Atlantic Tele-Network, Inc. (a)	1,370	45,045
Cbeyond, Inc. (a)(b)	4,527	31,961
Cincinnati Bell, Inc. (a)(b)	29,354	90,704
General Communication, Inc. (Class A) (a)(b)	5,226	42,853
Neutral Tandem, Inc. (a)(b)	4,597	44,499

		255,062

ELECTRIC UTILITIES — 1.5%
ALLETE, Inc. (a)	4,706	172,381
Central Vermont Public Service Corp.	1,991	70,103
El Paso Electric Co.	6,168	197,931
UIL Holdings Corp. (a)	7,433	244,769
Unisource Energy Corp.	5,368	193,731

		878,915

ELECTRICAL EQUIPMENT — 1.2%
AZZ, Inc. (a)	1,833	71,065
Belden, Inc.	6,956	179,395
Brady Corp. (Class A) (a)	7,775	205,493
Encore Wire Corp. (a)	2,849	58,633
II-VI, Inc. (b)	7,980	139,650
Powell Industries, Inc. (a)(b)	1,299	40,230

SPDR S&P 600 Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

Security Description	Shares	Value

Vicor Corp. (a)	2,973	$26,014

		720,480

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.0%
Agilysys, Inc. (a)(b)	2,264	16,142
Anixter International, Inc. (a)	4,334	205,605
Benchmark Electronics, Inc. (a)(b)	8,655	112,602
Brightpoint, Inc. (a)(b)	9,939	91,538
Checkpoint Systems, Inc. (a)(b)	5,866	79,660
Cognex Corp. (a)	6,180	167,540
CTS Corp. (a)	5,090	41,382
Daktronics, Inc. (a)	5,258	45,114
DTS Inc. (a)(b)	2,476	61,479
Electro Scientific Industries, Inc. (a)(b)	3,547	42,174
FARO Technologies, Inc. (a)(b)	2,460	77,613
FEI Co. (a)(b)	5,763	172,659
Insight Enterprises, Inc. (a)(b)	6,610	100,075
Littelfuse, Inc. (a)	3,423	137,639
LoJack Corp. (a)(b)	2,646	8,388
Mercury Computer Systems, Inc. (a)(b)	4,433	50,979
Methode Electronics, Inc. (Class A) (a)	5,473	40,664
MTS Systems Corp. (a)	2,323	71,177
Newport Corp. (a)(b)	5,523	59,704
OSI Systems, Inc. (b)	2,841	95,230
Park Electrochemical Corp. (a)	3,062	65,435
Plexus Corp. (a)(b)	5,214	117,941
Pulse Electronics Corp. (a)	5,900	16,874
RadiSys Corp. (a)(b)	3,411	20,875
Rofin-Sinar Technologies, Inc. (a)(b)	4,149	79,661
Rogers Corp. (a)(b)	2,325	90,977
Scansource, Inc. (b)	3,992	118,004
SYNNEX Corp. (a)(b)	3,700	96,940
TTM Technologies, Inc. (a)(b)	7,492	71,249

		2,355,320

ENERGY EQUIPMENT & SERVICES — 2.1%
Basic Energy Services, Inc. (a)(b)	4,343	61,497
Bristow Group, Inc.	5,338	226,491
Gulf Island Fabrication, Inc. (a)	2,143	44,317
Hornbeck Offshore Services, Inc. (a)(b)	3,481	86,712
ION Geophysical Corp. (a)(b)	18,577	87,869
Lufkin Industries, Inc. (a)	4,498	239,339
Matrix Service Co. (a)(b)	3,832	32,610
OYO Geospace Corp. (a)(b)	669	37,658
Pioneer Drilling Co. (b)	8,945	64,225
SEACOR Holdings, Inc. (a)	3,198	256,512
Tetra Technologies, Inc. (a)(b)	11,341	87,553

		1,224,783

FOOD & STAPLES RETAILING — 1.2%
Casey’s General Stores, Inc. (a)	5,569	243,087
Nash Finch Co. (a)	1,732	46,643
Spartan Stores, Inc. (a)	3,313	51,285
The Andersons, Inc. (a)	2,704	91,017
United Natural Foods, Inc. (a)(b)	7,076	262,095

		694,127

FOOD PRODUCTS — 2.7%
B&G Foods, Inc. (a)	7,063	117,811
Cal-Maine Foods, Inc.	2,105	66,160
Calavo Growers, Inc. (a)	1,840	37,757
Darling International, Inc. (a)(b)	17,055	214,723
Diamond Foods, Inc. (a)	3,251	259,397
Hain Celestial Group, Inc. (a)(b)	6,431	196,467
J&J Snack Foods Corp. (a)	2,139	102,779
Sanderson Farms, Inc. (a)	2,746	130,435
Seneca Foods Corp. (a)(b)	1,379	27,304
Snyders-Lance, Inc. (a)	6,849	142,802
TreeHouse Foods, Inc. (a)(b)	5,255	324,969

		1,620,604

GAS UTILITIES — 2.2%
New Jersey Resources Corp. (a)	6,073	258,528
Northwest Natural Gas Co. (a)	3,938	173,666
Piedmont Natural Gas Co., Inc. (a)	10,499	303,316
South Jersey Industries, Inc.	4,448	221,288
Southwest Gas Corp. (a)	6,736	243,641
The Laclede Group, Inc. (a)	3,302	127,952

		1,328,391

HEALTH CARE EQUIPMENT & SUPPLIES — 3.5%
Abaxis, Inc. (a)(b)	3,288	75,328
Align Technology, Inc. (a)(b)	9,997	151,654
Analogic Corp. (a)	1,852	84,099
Cantel Medical Corp. (a)	1,893	39,980
CONMED Corp. (a)(b)	4,129	95,008
CryoLife, Inc. (a)(b)	4,062	18,238
Cyberonics, Inc. (a)(b)	3,692	104,484
Greatbatch, Inc. (a)(b)	3,455	69,135
Haemonetics Corp. (a)(b)	3,791	221,698
ICU Medical, Inc. (a)(b)	1,764	64,915
Integra LifeSciences Holdings Corp. (a)(b)	3,001	107,346
Invacare Corp. (a)	4,704	108,380
Kensey Nash Corp. (a)(b)	1,151	28,200
Meridian Bioscience, Inc. (a)	6,017	94,708
Merit Medical Systems, Inc. (b)	6,208	81,573
Natus Medical, Inc. (a)(b)	4,251	40,427
Neogen Corp. (a)(b)	3,380	117,354
NuVasive, Inc. (b)	5,821	99,364
Palomar Medical Technologies, Inc. (a)(b)	2,725	21,473
SonoSite, Inc. (a)(b)	2,003	60,771
SurModics, Inc. (a)(b)	2,117	19,265
Symmetry Medical, Inc. (a)(b)	5,389	41,603
West Pharmaceutical Services, Inc. (a)	4,910	182,161
Zoll Medical Corp. (b)	3,304	124,693

		2,051,857

HEALTH CARE PROVIDERS & SERVICES — 4.3%
Air Methods Corp. (a)(b)	1,649	104,992
Almost Family, Inc. (a)(b)	1,238	20,588
Amedisys, Inc. (a)(b)	4,346	64,408
AMN Healthcare Services, Inc. (a)(b)	5,812	23,306
AmSurg Corp. (a)(b)	4,564	102,690
Bio-Reference Laboratories, Inc. (a)(b)	3,577	65,853
Centene Corp. (a)(b)	7,321	209,893
Chemed Corp. (a)	3,128	171,915

SPDR S&P 600 Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

Security Description	Shares	Value

Corvel Corp. (a)(b)	971	$41,268
Cross Country Healthcare, Inc. (a)(b)	4,460	18,643
Gentiva Health Services, Inc. (b)	4,541	25,066
Hanger Orthopedic Group, Inc. (a)(b)	4,900	92,561
Healthspring, Inc. (b)	9,992	364,308
Healthways, Inc. (a)(b)	5,004	49,189
HMS Holdings Corp. (a)(b)	12,366	301,607
IPC The Hospitalist Co. (a)(b)	2,385	85,121
Landauer, Inc. (a)	1,367	67,721
LCA-Vision, Inc. (b)	2,652	5,675
LHC Group, Inc. (a)(b)	2,323	39,630
Magellan Health Services, Inc. (a)(b)	4,508	217,736
Medcath Corp. (b)	2,964	41,140
Molina Healthcare, Inc. (a)(b)	4,155	64,153
MWI Veterinary Supply, Inc. (a)(b)	1,835	126,285
PharMerica Corp. (a)(b)	4,291	61,233
PSS World Medical, Inc. (a)(b)	7,754	152,676
The Ensign Group, Inc. (a)	2,413	55,765

		2,573,422

HEALTH CARE TECHNOLOGY — 0.3%
Computer Programs and Systems, Inc.	1,666	110,206
Omnicell, Inc. (a)(b)	4,818	66,392

		176,598

HOTELS, RESTAURANTS & LEISURE — 3.0%
Biglari Holdings, Inc. (a)(b)	205	60,760
BJ’s Restaurants, Inc. (a)(b)	3,590	158,355
Boyd Gaming Corp. (a)(b)	8,206	40,209
Buffalo Wild Wings, Inc. (a)(b)	2,712	162,178
CEC Entertainment, Inc. (a)	2,836	80,741
Cracker Barrel Old Country Store, Inc. (a)	3,369	135,029
DineEquity, Inc. (a)(b)	2,347	90,336
Interval Leisure Group, Inc. (a)(b)	5,977	79,614
Jack in the Box, Inc. (b)	6,801	135,476
Marcus Corp. (a)	3,074	30,586
Monarch Casino & Resort, Inc. (a)(b)	1,652	16,157
Multimedia Games Holding Co., Inc. (a)(b)	3,976	16,063
O’Charleys, Inc. (a)(b)	2,754	16,359
P.F. Chang’s China Bistro, Inc. (a)	3,284	89,456
Papa John’s International, Inc. (a)(b)	2,831	86,062
Peet’s Coffee & Tea, Inc. (a)(b)	1,877	104,436
Pinnacle Entertainment, Inc. (a)(b)	9,151	83,091
Red Robin Gourmet Burgers, Inc. (a)(b)	1,646	39,652
Ruby Tuesday, Inc. (a)(b)	9,211	65,951
Ruth’s Hospitality Group, Inc. (b)	5,315	22,801
Shuffle Master, Inc. (a)(b)	7,873	66,212
Sonic Corp. (a)(b)	9,008	63,687
Texas Roadhouse, Inc. (Class A) (a)	8,913	117,830

		1,761,041

HOUSEHOLD DURABLES — 0.9%
Blyth, Inc.	811	44,970
Ethan Allen Interiors, Inc. (a)	3,780	51,446
Helen of Troy, Ltd. (a)(b)	4,566	114,698
iRobot Corp. (a)(b)	3,943	99,206
Kid Brands, Inc. (a)(b)	2,489	6,571
La-Z-Boy, Inc. (a)(b)	7,640	56,613
M/I Homes, Inc. (a)(b)	2,735	16,437
Meritage Homes Corp. (a)(b)	4,086	61,862
Skyline Corp. (a)	942	8,996
Standard Pacific Corp. (a)(b)	14,232	35,153
Universal Electronics, Inc. (a)(b)	2,183	35,779

		531,731

HOUSEHOLD PRODUCTS — 0.2%
Central Garden & Pet Co. (Class A) (a)(b)	6,902	48,866
WD-40 Co. (a)	2,440	97,210

		146,076

INDUSTRIAL CONGLOMERATES — 0.2%
Standex International Corp. (a)	1,822	56,719
Tredegar Corp. (a)	3,393	50,318

		107,037

INSURANCE — 2.7%
AMERISAFE, Inc. (a)(b)	2,698	49,670
Delphi Financial Group, Inc. (a)	8,016	172,504
eHealth, Inc. (a)(b)	3,195	43,644
Employers Holdings, Inc. (a)	5,481	69,938
Horace Mann Educators Corp.	5,867	66,942
Infinity Property & Casualty Corp.	1,794	94,149
Meadowbrook Insurance Group, Inc. (a)	7,725	68,830
National Financial Partners Corp. (a)(b)	6,265	68,539
Presidential Life Corp. (a)	3,085	25,359
ProAssurance Corp. (a)	4,487	323,154
RLI Corp. (a)	2,437	154,944
Safety Insurance Group, Inc. (a)	2,221	84,020
Selective Insurance Group, Inc. (a)	7,974	104,061
Stewart Information Services Corp. (a)	2,860	25,282
The Navigators Group, Inc. (a)(b)	1,704	73,613
Tower Group, Inc. (a)	6,017	137,549
United Fire & Casualty Co. (a)	3,088	54,627

		1,616,825

INTERNET & CATALOG RETAIL — 0.6%
Blue Nile, Inc. (a)(b)	2,144	75,640
HSN, Inc. (a)(b)	5,838	193,413
NutriSystem, Inc. (a)	4,127	49,978
PetMed Express, Inc. (a)	3,238	29,142

		348,173

INTERNET SOFTWARE & SERVICES — 1.6%
comScore, Inc. (a)(b)	4,638	78,243
DealerTrack Holdings, Inc. (a)(b)	6,048	94,772
InfoSpace, Inc. (a)(b)	5,670	47,401
j2 Global Communications, Inc. (a)	6,729	181,010
Liquidity Services, Inc. (a)(b)	2,942	94,350
LivePerson, Inc. (a)(b)	6,774	67,402
LogMeIn, Inc. (a)(b)	3,077	102,187
Perficient, Inc. (a)(b)	4,425	32,391
RightNow Technologies, Inc. (a)(b)	3,775	124,764
Stamps.com, Inc. (a)	1,689	34,523
United Online, Inc. (a)	13,053	68,267
XO Group, Inc. (a)(b)	4,423	36,136

		961,446

IT SERVICES — 2.0%
CACI International, Inc. (Class A) (a)(b)	4,472	223,332

SPDR S&P 600 Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

Security Description	Shares	Value

Cardtronics, Inc. (b)	6,385	$146,344
CIBER, Inc. (a)(b)	10,387	31,473
CSG Systems International, Inc. (b)	5,043	63,743
Forrester Research, Inc. (a)	2,135	69,409
Heartland Payment Systems, Inc. (a)	5,761	113,607
iGate Corp. (a)	4,373	50,464
MAXIMUS, Inc. (a)	5,096	177,850
NCI, Inc. (Class A) (a)(b)	1,174	14,006
TeleTech Holdings, Inc. (b)	3,713	56,586
Virtusa Corp. (a)(b)	2,695	35,574
Wright Express Corp. (b)	5,664	215,459

		1,197,847

LEISURE EQUIPMENT & PRODUCTS — 0.7%
Arctic Cat, Inc. (a)(b)	1,763	25,546
Brunswick Corp. (a)	13,089	183,770
Callaway Golf Co. (a)	9,650	49,890
JAKKS Pacific, Inc. (a)	3,982	75,459
Sturm Ruger & Co, Inc. (a)	2,751	71,471

		406,136

LIFE SCIENCES TOOLS & SERVICES — 0.5%
Affymetrix, Inc. (a)(b)	10,404	50,980
Cambrex Corp. (a)(b)	4,196	21,148
Enzo Biochem, Inc. (a)(b)	4,874	12,526
eResearch Technology, Inc. (a)(b)	6,340	28,276
PAREXEL International Corp. (a)(b)	8,648	163,707

		276,637

MACHINERY — 4.2%
Actuant Corp. (Class A) (a)	10,072	198,922
Albany International Corp. (Class A) (a)	4,110	75,007
Astec Industries, Inc. (a)(b)	2,945	86,230
Badger Meter, Inc.	2,185	63,212
Barnes Group, Inc. (a)	6,933	133,460
Briggs & Stratton Corp. (a)	7,405	100,042
Cascade Corp. (a)	1,262	42,138
CIRCOR International, Inc. (a)	2,541	74,629
CLARCOR, Inc. (a)	7,415	306,833
EnPro Industries, Inc. (a)(b)	3,052	90,583
ESCO Technologies, Inc. (a)	3,868	98,634
Federal Signal Corp. (a)	9,125	40,333
John Bean Technologies Corp. (a)	4,175	59,536
Kaydon Corp. (a)	4,717	135,284
Lindsay Corp.	1,889	101,628
Lydall, Inc. (a)(b)	2,428	21,609
Mueller Industries, Inc. (a)	5,552	214,252
Robbins & Myers, Inc.	6,716	233,112
Tennant Co.	2,765	97,798
The Toro Co. (a)	4,483	220,877
Watts Water Technologies, Inc. (a)	4,345	115,794

		2,509,913

MEDIA — 0.7%
Arbitron, Inc. (a)	3,944	130,468
Harte-Hanks, Inc. (a)	6,426	54,492
Live Nation Entertainment, Inc. (a)(b)	21,526	172,423
The E.W. Scripps Co. (Class A) (a)(b)	4,613	32,291

		389,674

METALS & MINING — 1.0%
A.M. Castle & Co. (a)(b)	2,475	27,077
AMCOL International Corp. (a)	3,683	88,355
Century Aluminum Co. (a)(b)	8,305	74,247
Haynes International, Inc. (a)	1,814	78,818
Kaiser Aluminum Corp. (a)	2,325	102,951
Materion Corp. (a)(b)	3,013	68,335
Olympic Steel, Inc. (a)	1,369	23,191
RTI International Metals, Inc. (a)(b)	4,429	103,284

		566,258

MULTI-UTILITIES — 0.8%
Avista Corp. (a)	8,470	202,010
CH Energy Group, Inc. (a)	2,231	116,391
NorthWestern Corp.	5,284	168,771

		487,172

MULTILINE RETAIL — 0.1%
Fred’s, Inc. (Class A) (a)	5,603	59,728
Tuesday Morning Corp. (a)(b)	6,493	22,855

		82,583

OIL, GAS & CONSUMABLE FUELS — 1.9%
Approach Resources, Inc. (a)(b)	3,400	57,766
Contango Oil & Gas Co. (a)(b)	1,880	102,855
GeoResources, Inc. (a)(b)	2,969	52,819
Gulfport Energy Corp. (b)	6,044	146,144
Penn Virginia Corp. (a)	6,731	37,492
Petroleum Development Corp. (a)(b)	3,424	66,391
Petroquest Energy, Inc. (a)(b)	8,325	45,787
Stone Energy Corp. (a)(b)	7,125	115,496
Swift Energy Co. (b)	6,263	152,441
World Fuel Services Corp. (a)	10,443	340,964

		1,118,155

PAPER & FOREST PRODUCTS — 1.1%
Buckeye Technologies, Inc. (a)	5,728	138,102
Clearwater Paper Corp. (a)(b)	3,348	113,765
Deltic Timber Corp. (a)	1,628	97,159
KapStone Paper and Packaging Corp. (a)(b)	5,672	78,784
Neenah Paper, Inc. (a)	2,229	31,607
Schweitzer-Mauduit International, Inc. (a)	2,398	133,977
Wausau Paper Corp. (a)	7,249	46,321

		639,715

PERSONAL PRODUCTS — 0.2%
Inter Parfums, Inc. (a)	2,293	35,427
Medifast, Inc. (a)(b)	1,964	31,719
Prestige Brands Holdings, Inc. (a)(b)	7,346	66,481

		133,627

PHARMACEUTICALS — 1.7%
Hi-Tech Pharmacal Co., Inc. (a)(b)	1,498	50,333
Par Pharmaceutical Cos., Inc. (a)(b)	5,338	142,097
Questcor Pharmaceuticals, Inc. (a)(b)	9,167	249,892
Salix Pharmaceuticals, Ltd. (a)(b)	8,621	255,182
The Medicines Co. (b)	7,827	116,466
ViroPharma, Inc. (b)	10,331	186,681

		1,000,651

PROFESSIONAL SERVICES — 1.0%
CDI Corp. (a)	1,871	19,982

SPDR S&P 600 Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

Security Description	Shares	Value

Exponent, Inc. (a)(b)	2,007	$82,949
Heidrick & Struggles International, Inc. (a)	2,653	43,642
Insperity, Inc. (a)	3,334	74,182
Kelly Services, Inc. (Class A) (a)	4,185	47,709
Navigant Consulting, Inc. (b)	7,637	70,795
On Assignment, Inc. (a)(b)	5,414	38,277
Resources Connection, Inc.	6,700	65,526
School Specialty, Inc. (a)(b)	2,315	16,506
The Dolan Co. (a)(b)	4,383	39,403
TrueBlue, Inc. (b)	6,290	71,266

		570,237

REAL ESTATE INVESTMENT TRUSTS — 8.0%
Acadia Realty Trust (a)	5,944	111,153
BioMed Realty Trust, Inc. (a)	19,179	317,796
Cedar Shopping Centers, Inc. (a)	8,395	26,108
Colonial Properties Trust (a)	12,709	230,795
DiamondRock Hospitality Co.	24,386	170,458
EastGroup Properties, Inc. (a)	3,952	150,729
Entertainment Properties Trust (a)	6,813	265,571
Extra Space Storage, Inc. (a)	13,803	257,150
Franklin Street Properties Corp. (a)	10,306	116,561
Getty Realty Corp. (a)	4,022	57,997
Healthcare Realty Trust, Inc. (a)	11,367	191,534
Inland Real Estate Corp. (a)	11,269	82,264
Kilroy Realty Corp. (a)	8,568	268,178
Kite Realty Group Trust (a)	9,383	34,342
LaSalle Hotel Properties (a)	12,447	238,982
Lexington Realty Trust (a)	20,179	131,971
LTC Properties, Inc. (a)	4,407	111,585
Medical Properties Trust, Inc. (a)	16,280	145,706
Mid-America Apartment Communities, Inc. (a)	5,440	327,597
National Retail Properties, Inc. (a)	13,751	369,489
Parkway Properties, Inc. (a)	3,178	34,990
Pennsylvania Real Estate Investment Trust	8,175	63,193
Post Properties, Inc. (a)	7,436	258,327
PS Business Parks, Inc. (a)	2,770	137,226
Saul Centers, Inc.	1,704	57,612
Sovran Self Storage, Inc. (a)	4,116	152,992
Tanger Factory Outlet Centers, Inc. (a)	12,552	326,477
Universal Health Realty Income Trust (a)	1,872	62,918
Urstadt Biddle Properties, Inc. (Class A) (a)	3,413	54,506

		4,754,207

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Forestar Group, Inc. (a)(b)	5,231	57,070

ROAD & RAIL — 0.8%
Arkansas Best Corp. (a)	3,740	60,401
Heartland Express, Inc. (a)	8,686	117,782
Knight Transportation, Inc. (a)	8,659	115,252
Old Dominion Freight Line, Inc. (a)(b)	6,932	200,820

		494,255

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.7%
Advanced Energy Industries, Inc. (a)(b)	6,339	54,642
ATMI, Inc. (a)(b)	4,671	73,895
Brooks Automation, Inc. (a)	9,765	79,585
Cabot Microelectronics Corp. (a)(b)	3,372	115,963
CEVA, Inc. (a)(b)	3,413	82,970
Cirrus Logic, Inc. (a)(b)	9,534	140,531
Cohu, Inc. (a)	3,506	34,639
Cymer, Inc. (b)	4,506	167,533
Diodes, Inc. (a)(b)	5,448	97,628
DSP Group, Inc. (a)(b)	3,370	19,883
Entropic Communications, Inc. (a)(b)	12,600	52,038
Exar Corp. (b)	6,580	37,572
GT Advanced Technologies, Inc. (a)(b)	18,554	130,249
Hittite Microwave Corp. (a)(b)	4,095	199,426
Kopin Corp. (a)(b)	9,993	34,276
Kulicke & Soffa Industries, Inc. (a)(b)	10,518	78,464
Micrel, Inc. (a)	7,399	70,069
Microsemi Corp. (b)	12,664	202,371
MKS Instruments, Inc.	7,698	167,124
Monolithic Power Systems, Inc. (b)	4,266	43,428
Nanometrics, Inc. (a)(b)	2,475	35,887
Pericom Semiconductor Corp. (a)(b)	3,595	26,639
Power Integrations, Inc. (a)	4,219	129,144
Rubicon Technology, Inc. (b)	2,685	29,347
Rudolph Technologies, Inc. (a)(b)	4,710	31,510
Sigma Designs, Inc. (a)(b)	4,765	37,358
Standard Microsystems Corp. (a)(b)	3,421	66,367
Supertex, Inc. (a)(b)	1,924	33,285
Tessera Technologies, Inc. (b)	7,497	89,514
TriQuint Semiconductor, Inc. (a)(b)	24,198	121,474
Ultratech, Inc. (b)	3,752	64,347
Veeco Instruments, Inc. (a)(b)	6,047	147,547
Volterra Semiconductor Corp. (a)(b)	3,599	69,209

		2,763,914

SOFTWARE — 4.0%
Blackbaud, Inc. (a)	6,601	147,004
Bottomline Technologies, Inc. (a)(b)	5,192	104,567
CommVault Systems, Inc. (b)	6,510	241,261
Ebix, Inc. (a)(b)	4,735	69,604
EPIQ Systems, Inc. (a)	4,587	57,475
Interactive Intelligence Group (a)(b)	2,136	57,992
JDA Software Group, Inc. (b)	6,200	145,328
Manhattan Associates, Inc. (a)(b)	3,057	101,126
MicroStrategy, Inc. (b)	1,171	133,576
Monotype Imaging Holdings, Inc. (a)(b)	5,296	64,240
Netscout Systems, Inc. (a)(b)	5,192	59,293
Progress Software Corp. (a)(b)	9,773	171,516
Quality Systems, Inc. (a)	2,858	277,226
Smith Micro Software, Inc. (a)(b)	4,335	6,589
Sourcefire, Inc. (a)(b)	4,197	112,312
Synchronoss Technologies, Inc. (a)(b)	3,904	97,249
Take-Two Interactive Software, Inc. (a)(b)	12,716	161,748
Taleo Corp. (Class A) (a)(b)	6,080	156,378
THQ, Inc. (a)(b)	10,069	17,419
Tyler Technologies, Inc. (a)(b)	3,880	98,086

SPDR S&P 600 Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

Security Description	Shares	Value

Websense, Inc. (a)(b)	5,829	$100,842

		2,380,831

SPECIALTY RETAIL — 4.5%
Big 5 Sporting Goods Corp. (a)	3,282	19,955
Brown Shoe Co., Inc. (a)	6,142	43,731
Cabela’s, Inc. (a)(b)	6,332	129,743
Christopher & Banks Corp.	5,165	18,232
Coldwater Creek, Inc. (a)(b)	8,559	10,699
Genesco, Inc. (a)(b)	3,581	184,529
Group 1 Automotive, Inc. (a)	3,487	123,963
Haverty Furniture Cos., Inc. (a)	2,671	26,683
Hibbett Sports, Inc. (a)(b)	3,900	132,171
Hot Topic, Inc. (a)	6,626	50,556
Jos. A. Bank Clothiers, Inc. (a)(b)	4,041	188,432
Kirkland’s, Inc. (a)(b)	2,594	23,787
Lithia Motors, Inc. (Class A) (a)	3,190	45,872
Lumber Liquidators Holdings, Inc. (a)(b)	4,034	60,913
MarineMax, Inc. (a)(b)	3,426	22,166
Midas, Inc. (a)(b)	1,991	16,326
Monro Muffler Brake, Inc. (a)	4,448	146,651
OfficeMax, Inc. (a)(b)	12,527	60,756
Pep Boys-Manny, Moe & Jack (a)	7,734	76,335
Rue21, Inc. (a)(b)	2,294	52,051
Select Comfort Corp. (a)(b)	8,209	114,680
Sonic Automotive, Inc. (Class A) (a)	5,053	54,522
Stage Stores, Inc. (a)	4,512	62,581
Stein Mart, Inc. (a)	4,032	25,200
The Buckle, Inc. (a)	3,925	150,955
The Cato Corp. (Class A) (a)	4,279	96,534
The Children’s Place Retail Stores, Inc. (a)(b)	3,703	172,301
The Finish Line, Inc. (Class A) (a)	7,838	156,682
The Men’s Wearhouse, Inc. (a)	7,451	194,322
Vitamin Shoppe, Inc. (a)(b)	4,319	161,703
Zale Corp. (a)(b)	3,311	9,436
Zumiez, Inc. (a)(b)	3,119	54,614

		2,687,081

TEXTILES, APPAREL & LUXURY GOODS — 2.8%
Carter’s, Inc. (a)(b)	7,376	225,263
Crocs, Inc. (b)	13,140	311,024
Iconix Brand Group, Inc. (a)(b)	10,687	168,854
K-Swiss, Inc. (Class A) (a)(b)	3,915	16,639
Liz Claiborne, Inc. (a)(b)	14,039	70,195
Maidenform Brands, Inc. (a)(b)	3,416	79,968
Movado Group, Inc. (a)	2,585	31,485
Oxford Industries, Inc. (a)	2,002	68,669
Perry Ellis International, Inc. (a)(b)	1,881	35,363
Quiksilver, Inc. (a)(b)	18,081	55,147
Skechers U.S.A., Inc. (a)(b)	5,421	76,057
Steven Madden, Ltd. (a)(b)	5,597	168,470
True Religion Apparel, Inc. (a)(b)	3,803	102,529
Wolverine World Wide, Inc.	7,213	239,832

		1,649,495

THRIFTS & MORTGAGE FINANCE — 0.9%
Bank Mutual Corp. (a)	6,560	17,121
Brookline Bancorp, Inc. (a)	8,594	66,260
Dime Community Bancshares (a)	4,137	41,908
Northwest Bancshares, Inc. (a)	15,054	179,293
Oritani Financial Corp. (a)	7,405	95,228
Provident Financial Services, Inc. (a)	7,899	84,914
TrustCo Bank Corp. NY (a)	13,347	59,528

		544,252

TOBACCO — 0.1%
Alliance One International, Inc. (a)(b)	12,903	31,483

TRADING COMPANIES & DISTRIBUTORS — 0.5%
Applied Industrial Technologies, Inc.	6,219	168,908
Kaman Corp. (Class A) (a)	3,872	107,835
Lawson Products, Inc. (a)	606	8,193

		284,936

WATER UTILITIES — 0.2%
American States Water Co. (a)	2,713	92,052

WIRELESS TELECOMMUNICATION SERVICES — 0.2%
NTELOS Holdings Corp. (a)	4,428	78,508
USA Mobility, Inc. (a)	3,323	43,864

		122,372

TOTAL COMMON STOCKS —
(Cost $71,377,683)		58,980,788

SHORT TERM INVESTMENTS — 29.6%
MONEY MARKET FUNDS — 29.6%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	17,460,052	17,460,052
State Street Institutional Liquid Reserves Fund 0.09% (d)(e)	101,277	101,277

TOTAL SHORT TERM INVESTMENTS —
(Cost $17,561,329)		17,561,329

TOTAL INVESTMENTS — 129.2% (f)
(Cost $88,939,012)		76,542,117
OTHER ASSETS & LIABILITIES — (29.2)%		(17,297,372)

NET ASSETS — 100.0%		$59,244,745

(a)	A portion of the security was on loan at September 30, 2011.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P 600 Small Cap Growth ETF
SCHEDULE OF INVESTMENTS
September 30, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.5%
AEROSPACE & DEFENSE — 1.0%
Aerovironment, Inc. (a)(b)	5,616	$158,090
American Science & Engineering, Inc. (a)	6,052	369,475
Cubic Corp.	6,762	264,191
National Presto Industries, Inc. (a)	3,316	288,194
Orbital Sciences Corp. (b)	20,841	266,765

		1,346,715

AIR FREIGHT & LOGISTICS — 0.4%
Forward Air Corp. (a)	11,396	290,028
HUB Group, Inc. (Class A) (b)	10,412	294,347

		584,375

AIRLINES — 0.3%
Allegiant Travel Co. (a)(b)	10,133	477,568

AUTO COMPONENTS — 0.1%
Superior Industries International, Inc. (a)	6,083	93,982

BEVERAGES — 0.3%
Boston Beer Co., Inc. (Class A) (a)(b)	5,695	414,027

BIOTECHNOLOGY — 3.5%
ArQule, Inc. (a)(b)	34,799	175,735
Cubist Pharmaceuticals, Inc. (a)(b)	41,015	1,448,650
Emergent Biosolutions, Inc. (b)	10,241	158,019
Regeneron Pharmaceuticals, Inc. (a)(b)	50,121	2,917,042
Savient Pharmaceuticals, Inc. (a)(b)	30,310	124,271

		4,823,717

BUILDING PRODUCTS — 0.4%
A.O. Smith Corp.	14,590	467,318
AAON, Inc. (a)	7,664	120,708
NCI Building Systems, Inc. (b)	2,588	19,565

		607,591

CAPITAL MARKETS — 0.9%
Calamos Asset Management, Inc. (Class A) (a)	5,143	51,482
Financial Engines, Inc. (a)(b)	13,740	248,831
Stifel Financial Corp. (a)(b)	35,627	946,253

		1,246,566

CHEMICALS — 2.0%
Balchem Corp. (a)	19,324	720,978
Calgon Carbon Corp. (a)(b)	18,455	268,889
Hawkins, Inc. (a)	5,779	184,003
Koppers Holdings, Inc.	5,526	141,521
Kraton Performance Polymers, Inc. (b)	8,299	134,278
LSB Industries, Inc. (b)	6,480	185,782
OM Group, Inc. (b)	12,602	327,274
PolyOne Corp.	37,257	399,023
Quaker Chemical Corp. (a)	8,501	220,346
STR Holdings, Inc. (a)(b)	12,585	102,064

		2,684,158

COMMERCIAL BANKS — 2.2%
Bank of the Ozarks, Inc.	11,921	249,507
Community Bank System, Inc. (a)	8,699	197,380
First Financial Bancorp. (a)	18,240	251,712
First Financial Bankshares, Inc. (a)	9,334	244,177
National Penn Bancshares, Inc. (a)	25,934	181,797
Signature Bank (b)	30,672	1,463,975
Tompkins Financial Corp. (a)	2,149	76,891
UMB Financial Corp. (a)	8,187	262,639

		2,928,078

COMMERCIAL SERVICES & SUPPLIES — 1.7%
Consolidated Graphics, Inc. (b)	6,390	233,427
Healthcare Services Group, Inc. (a)	44,426	717,035
Interface, Inc. (Class A) (a)	21,173	251,112
Mobile Mini, Inc. (a)(b)	12,227	201,012
Sykes Enterprises, Inc. (b)	14,585	218,046
Tetra Tech, Inc. (b)	23,885	447,605
UniFirst Corp. (a)	5,439	246,332

		2,314,569

COMMUNICATIONS EQUIPMENT — 2.0%
Blue Coat Systems, Inc. (a)(b)	27,906	387,335
DG Fastchannel, Inc. (a)(b)	18,102	306,829
Harmonic, Inc. (b)	33,718	143,639
Netgear, Inc. (a)(b)	24,813	642,408
Network Equipment Technologies, Inc. (b)	9,206	17,860
Oplink Communications, Inc. (b)	13,548	205,117
Symmetricom, Inc. (a)(b)	13,989	60,712
ViaSat, Inc. (a)(b)	28,303	942,773

		2,706,673

COMPUTERS & PERIPHERALS — 0.7%
Intevac, Inc. (a)(b)	5,620	39,284
Novatel Wireless, Inc. (a)(b)	19,985	60,355
Stratasys, Inc. (a)(b)	14,450	267,903
Super Micro Computer, Inc. (a)(b)	9,901	124,059
Synaptics, Inc. (a)(b)	21,767	520,231

		1,011,832

CONSTRUCTION & ENGINEERING — 0.1%
Orion Marine Group, Inc. (a)(b)	18,287	105,516

CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc. (a)	9,289	154,662

CONSUMER FINANCE — 2.4%
Cash America International, Inc. (a)	19,706	1,008,159
Ezcorp, Inc. (b)	28,765	820,953
First Cash Financial Services, Inc. (b)	20,428	856,955
World Acceptance Corp. (b)	10,163	568,620

		3,254,687

DIVERSIFIED CONSUMER SERVICES — 1.6%
American Public Education, Inc. (a)(b)	11,872	403,648
Capella Education Co. (a)(b)	9,948	282,324
Coinstar, Inc. (a)(b)	20,735	829,400
Hillenbrand, Inc. (a)	18,929	348,294
Lincoln Educational Services Corp. (a)	9,760	78,958
Universal Technical Institute, Inc. (a)(b)	14,188	192,815

		2,135,439

DIVERSIFIED FINANCIAL SERVICES — 0.6%
Encore Capital Group, Inc. (a)(b)	7,561	165,208
Portfolio Recovery Associates, Inc. (a)(b)	11,453	712,606

		877,814

SPDR S&P 600 Small Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

Security Description	Shares	Value

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.5%
Atlantic Tele-Network, Inc. (a)	6,132	$201,620
Cbeyond, Inc. (a)(b)	20,944	147,865
General Communication, Inc. (Class A) (b)	14,259	116,924
Neutral Tandem, Inc. (a)(b)	21,095	204,199

		670,608

ELECTRIC UTILITIES — 0.3%
El Paso Electric Co. (a)	12,513	401,542

ELECTRICAL EQUIPMENT — 1.0%
AZZ, Inc. (a)	5,627	218,159
Belden, Inc.	14,493	373,774
II-VI, Inc. (a)(b)	36,116	632,030
Vicor Corp. (a)	13,361	116,909

		1,340,872

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.0%
Cognex Corp. (a)	15,699	425,600
Daktronics, Inc. (a)	10,279	88,194
DTS Inc. (a)(b)	11,671	289,791
Electro Scientific Industries, Inc. (b)	5,294	62,946
FARO Technologies, Inc. (b)	5,508	173,777
FEI Co. (a)(b)	10,899	326,534
Littelfuse, Inc. (a)	15,212	611,674
LoJack Corp. (a)(b)	4,114	13,041
Mercury Computer Systems, Inc. (a)(b)	20,855	239,832
MTS Systems Corp. (a)	5,139	157,459
Newport Corp. (b)	13,565	146,638
OSI Systems, Inc. (b)	13,259	444,442
Park Electrochemical Corp. (a)	5,167	110,419
Plexus Corp. (a)(b)	14,007	316,838
Pulse Electronics Corp.	8,594	24,579
RadiSys Corp. (a)(b)	6,382	39,058
Rofin-Sinar Technologies, Inc. (b)	7,588	145,690
Rogers Corp. (a)(b)	3,646	142,668
TTM Technologies, Inc. (a)(b)	33,714	320,620

		4,079,800

ENERGY EQUIPMENT & SERVICES — 1.3%
Basic Energy Services, Inc. (b)	7,690	108,890
ION Geophysical Corp. (a)(b)	40,864	193,287
Lufkin Industries, Inc.	11,101	590,684
OYO Geospace Corp. (a)(b)	2,280	128,341
SEACOR Holdings, Inc.	9,704	778,358

		1,799,560

FOOD & STAPLES RETAILING — 0.7%
The Andersons, Inc. (a)	6,659	224,142
United Natural Foods, Inc. (b)	19,354	716,872

		941,014

FOOD PRODUCTS — 3.5%
B&G Foods, Inc. (a)	18,830	314,084
Cal-Maine Foods, Inc.	5,981	187,983
Calavo Growers, Inc. (a)	8,513	174,687
Darling International, Inc. (b)	78,509	988,428
Diamond Foods, Inc. (a)	8,835	704,944
Hain Celestial Group, Inc. (b)	11,358	346,987
J&J Snack Foods Corp. (a)	5,795	278,450
Snyders-Lance, Inc. (a)	16,007	333,746
TreeHouse Foods, Inc. (b)	24,027	1,485,830

		4,815,139

GAS UTILITIES — 0.9%
Northwest Natural Gas Co. (a)	6,499	286,606
Piedmont Natural Gas Co., Inc.	17,499	505,546
South Jersey Industries, Inc. (a)	8,556	425,661

		1,217,813

HEALTH CARE EQUIPMENT & SUPPLIES — 4.9%
Abaxis, Inc. (a)(b)	15,199	348,209
Align Technology, Inc. (b)	45,231	686,154
Analogic Corp. (a)	4,812	218,513
Cantel Medical Corp.	5,937	125,389
CryoLife, Inc. (b)	7,047	31,641
Cyberonics, Inc. (a)(b)	17,083	483,449
Greatbatch, Inc. (b)	9,051	181,111
Haemonetics Corp. (a)(b)	17,144	1,002,581
ICU Medical, Inc. (a)(b)	3,956	145,581
Integra LifeSciences Holdings Corp. (a)(b)	13,791	493,304
Kensey Nash Corp. (a)(b)	4,954	121,373
Meridian Bioscience, Inc. (a)	16,052	252,658
Merit Medical Systems, Inc. (b)	16,382	215,259
Natus Medical, Inc. (b)	11,818	112,389
Neogen Corp. (a)(b)	15,508	538,438
NuVasive, Inc. (b)	26,852	458,364
Palomar Medical Technologies, Inc. (a)(b)	3,433	27,052
SonoSite, Inc. (a)(b)	6,696	203,157
SurModics, Inc. (a)(b)	4,928	44,845
West Pharmaceutical Services, Inc.	9,706	360,093
Zoll Medical Corp. (b)	14,760	557,042

		6,606,602

HEALTH CARE PROVIDERS & SERVICES — 5.6%
Air Methods Corp. (a)(b)	7,513	478,353
Almost Family, Inc. (a)(b)	5,633	93,677
Bio-Reference Laboratories, Inc. (a)(b)	16,624	306,048
Chemed Corp. (a)	14,318	786,917
Corvel Corp. (b)	4,277	181,773
Healthspring, Inc. (b)	45,519	1,659,623
HMS Holdings Corp. (b)	56,846	1,386,474
IPC The Hospitalist Co. (a)(b)	11,163	398,407
Landauer, Inc. (a)	6,475	320,771
LCA-Vision, Inc. (a)(b)	4,204	8,997
LHC Group, Inc. (a)(b)	7,110	121,297
Magellan Health Services, Inc. (b)	13,161	635,676
MWI Veterinary Supply, Inc. (a)(b)	8,414	579,051
PSS World Medical, Inc. (a)(b)	18,945	373,027
The Ensign Group, Inc.	10,658	246,306

		7,576,397

HEALTH CARE TECHNOLOGY — 0.5%
Computer Programs and Systems, Inc.	7,311	483,623
Omnicell, Inc. (a)(b)	10,861	149,664

		633,287

HOTELS, RESTAURANTS & LEISURE — 4.1%
Biglari Holdings, Inc. (a)(b)	969	287,202
BJ’s Restaurants, Inc. (a)(b)	15,957	703,863
Buffalo Wild Wings, Inc. (a)(b)	12,159	727,108

SPDR S&P 600 Small Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

Security Description	Shares	Value

CEC Entertainment, Inc.	13,169	$374,922
Cracker Barrel Old Country Store, Inc. (a)	15,291	612,863
DineEquity, Inc. (a)(b)	10,722	412,690
Interval Leisure Group, Inc. (a)(b)	27,134	361,425
Monarch Casino & Resort, Inc. (a)(b)	2,504	24,489
P.F. Chang’s China Bistro, Inc. (a)	14,744	401,627
Papa John’s International, Inc. (b)	6,846	208,118
Peet’s Coffee & Tea, Inc. (a)(b)	8,555	476,000
Pinnacle Entertainment, Inc. (a)(b)	18,507	168,044
Shuffle Master, Inc. (b)	20,254	170,336
Sonic Corp. (a)(b)	16,646	117,687
Texas Roadhouse, Inc. (Class A) (a)	40,554	536,124

		5,582,498

HOUSEHOLD DURABLES — 0.5%
iRobot Corp. (a)(b)	17,715	445,709
Kid Brands, Inc. (a)(b)	13,617	35,949
Skyline Corp. (a)	1,338	12,778
Universal Electronics, Inc. (a)(b)	10,010	164,064

		658,500

HOUSEHOLD PRODUCTS — 0.2%
WD-40 Co. (a)	5,825	232,068

INSURANCE — 0.6%
eHealth, Inc. (a)(b)	13,977	190,926
Meadowbrook Insurance Group, Inc.	11,512	102,572
National Financial Partners Corp. (a)(b)	13,118	143,511
Tower Group, Inc. (a)	16,340	373,532

		810,541

INTERNET & CATALOG RETAIL — 1.1%
Blue Nile, Inc. (a)(b)	9,480	334,454
HSN, Inc. (a)(b)	26,870	890,203
NutriSystem, Inc. (a)	9,508	115,142
PetMed Express, Inc. (a)	13,847	124,623

		1,464,422

INTERNET SOFTWARE & SERVICES — 2.5%
comScore, Inc. (a)(b)	20,976	353,865
DealerTrack Holdings, Inc. (b)	16,832	263,757
j2 Global Communications, Inc. (a)	30,838	829,542
Liquidity Services, Inc. (a)(b)	13,283	425,986
LivePerson, Inc. (a)(b)	31,387	312,301
LogMeIn, Inc. (a)(b)	7,394	245,555
Perficient, Inc. (b)	20,058	146,825
RightNow Technologies, Inc. (a)(b)	16,957	560,429
Stamps.com, Inc. (a)	8,063	164,808
XO Group, Inc. (b)	8,862	72,402

		3,375,470

IT SERVICES — 2.7%
Cardtronics, Inc. (b)	28,770	659,409
CSG Systems International, Inc. (b)	23,049	291,339
Forrester Research, Inc. (a)	9,890	321,524
iGate Corp. (a)	19,745	227,857
MAXIMUS, Inc.	23,010	803,049
NCI, Inc. (Class A) (a)(b)	3,049	36,375
TeleTech Holdings, Inc. (b)	10,950	166,878
Virtusa Corp. (a)(b)	12,111	159,865
Wright Express Corp. (a)(b)	25,619	974,547

		3,640,843

LEISURE EQUIPMENT & PRODUCTS — 0.6%
Brunswick Corp. (a)	29,734	417,465
JAKKS Pacific, Inc. (a)	6,650	126,018
Sturm Ruger & Co, Inc. (a)	12,716	330,362

		873,845

LIFE SCIENCES TOOLS & SERVICES — 0.6%
Enzo Biochem, Inc. (a)(b)	21,626	55,579
eResearch Technology, Inc. (a)(b)	12,758	56,901
PAREXEL International Corp. (b)	39,065	739,500
Sequenom, Inc. (b)	1,007	5,126

		857,106

MACHINERY — 2.7%
Badger Meter, Inc. (a)	5,701	164,930
Cascade Corp. (a)	2,064	68,917
CIRCOR International, Inc.	5,496	161,418
CLARCOR, Inc.	16,243	672,135
EnPro Industries, Inc. (a)(b)	13,785	409,139
ESCO Technologies, Inc. (a)	7,965	203,107
John Bean Technologies Corp.	10,970	156,432
Kaydon Corp. (a)	7,568	217,050
Lindsay Corp.	8,345	448,961
Robbins & Myers, Inc.	12,253	425,302
Tennant Co. (a)	5,940	210,098
The Toro Co. (a)	11,525	567,837

		3,705,326

MEDIA — 0.5%
Arbitron, Inc. (a)	17,994	595,242
The E.W. Scripps Co. (Class A) (a)(b)	7,504	52,528

		647,770

METALS & MINING — 0.6%
AMCOL International Corp. (a)	8,300	199,117
Century Aluminum Co. (a)(b)	14,159	126,582
Haynes International, Inc. (a)	2,447	106,322
Materion Corp. (a)(b)	8,940	202,759
RTI International Metals, Inc. (a)(b)	7,366	171,775

		806,555

OIL, GAS & CONSUMABLE FUELS — 1.6%
Approach Resources, Inc. (a)(b)	7,396	125,658
Contango Oil & Gas Co. (a)(b)	8,654	473,460
GeoResources, Inc. (a)(b)	10,687	190,122
Gulfport Energy Corp. (b)	27,269	659,364
Petroleum Development Corp. (a)(b)	5,370	104,124
Petroquest Energy, Inc. (a)(b)	15,352	84,436
Stone Energy Corp. (b)	18,746	303,873
Swift Energy Co. (b)	10,111	246,102

		2,187,139

PAPER & FOREST PRODUCTS — 1.3%
Buckeye Technologies, Inc.	25,986	626,522
Deltic Timber Corp. (a)	3,186	190,141
KapStone Paper and Packaging Corp. (b)	25,592	355,473
Schweitzer-Mauduit International, Inc.	10,652	595,127

		1,767,263

SPDR S&P 600 Small Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

Security Description	Shares	Value

PERSONAL PRODUCTS — 0.3%
Inter Parfums, Inc. (a)	10,674	$164,913
Medifast, Inc. (a)(b)	9,127	147,401
Prestige Brands Holdings, Inc. (a)(b)	14,018	126,863

		439,177

PHARMACEUTICALS — 3.2%
Hi-Tech Pharmacal Co., Inc. (a)(b)	6,988	234,797
Par Pharmaceutical Cos., Inc. (b)	24,341	647,957
Questcor Pharmaceuticals, Inc. (b)	41,342	1,126,983
Salix Pharmaceuticals, Ltd. (a)(b)	39,520	1,169,792
The Medicines Co. (b)	21,785	324,161
ViroPharma, Inc. (a)(b)	47,124	851,531

		4,355,221

PROFESSIONAL SERVICES — 0.7%
Exponent, Inc. (b)	9,001	372,011
Insperity, Inc.	7,664	170,524
Resources Connection, Inc.	11,000	107,580
The Dolan Co. (a)(b)	20,820	187,172
TrueBlue, Inc. (a)(b)	12,134	137,478

		974,765

REAL ESTATE INVESTMENT TRUSTS — 8.0%
Acadia Realty Trust (a)	16,155	302,099
BioMed Realty Trust, Inc. (a)	41,373	685,551
Colonial Properties Trust	22,983	417,371
DiamondRock Hospitality Co.	50,452	352,659
EastGroup Properties, Inc. (a)	10,381	395,931
Entertainment Properties Trust (a)	15,329	597,524
Extra Space Storage, Inc. (a)	32,756	610,244
Getty Realty Corp. (a)	12,221	176,227
Healthcare Realty Trust, Inc.	18,986	319,914
Inland Real Estate Corp. (a)	18,026	131,590
Kilroy Realty Corp. (a)	16,708	522,960
LaSalle Hotel Properties	20,959	402,413
Lexington Realty Trust (a)	35,733	233,694
LTC Properties, Inc.	10,349	262,037
Medical Properties Trust, Inc. (a)	46,219	413,660
Mid-America Apartment Communities, Inc.	14,558	876,683
National Retail Properties, Inc.	38,170	1,025,628
Pennsylvania Real Estate Investment Trust	18,045	139,488
Post Properties, Inc.	15,254	529,924
PS Business Parks, Inc.	6,570	325,478
Saul Centers, Inc.	4,892	165,399
Sovran Self Storage, Inc.	7,309	271,676
Tanger Factory Outlet Centers, Inc.	57,642	1,499,268
Universal Health Realty Income Trust (a)	3,881	130,440
Urstadt Biddle Properties, Inc. (Class A) (a)	7,724	123,352

		10,911,210

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Forestar Group, Inc. (b)	14,618	159,482

ROAD & RAIL — 0.7%
Heartland Express, Inc. (a)	16,841	228,364
Knight Transportation, Inc. (a)	19,132	254,647
Old Dominion Freight Line, Inc. (b)	16,149	467,836

		950,847

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.8%
Advanced Energy Industries, Inc. (a)(b)	9,988	86,097
ATMI, Inc. (a)(b)	7,703	121,861
Cabot Microelectronics Corp. (a)(b)	10,473	360,166
CEVA, Inc. (a)(b)	15,392	374,180
Cirrus Logic, Inc. (a)(b)	43,174	636,385
Cohu, Inc.	4,651	45,952
Cymer, Inc. (b)	8,279	307,813
Diodes, Inc. (a)(b)	24,752	443,556
Entropic Communications, Inc. (a)(b)	56,686	234,113
Exar Corp. (b)	16,574	94,638
GT Advanced Technologies, Inc. (a)(b)	84,440	592,769
Hittite Microwave Corp. (a)(b)	18,526	902,216
Kopin Corp. (a)(b)	44,315	152,000
Kulicke & Soffa Industries, Inc. (a)(b)	48,102	358,841
Micrel, Inc. (a)	33,476	317,018
Microsemi Corp. (b)	28,749	459,409
MKS Instruments, Inc.	12,871	279,429
Monolithic Power Systems, Inc. (a)(b)	19,269	196,158
Nanometrics, Inc. (a)(b)	11,643	168,824
Pericom Semiconductor Corp. (b)	9,068	67,194
Power Integrations, Inc. (a)	19,276	590,038
Rubicon Technology, Inc. (b)	12,522	136,865
Rudolph Technologies, Inc. (a)(b)	8,155	54,557
Sigma Designs, Inc. (a)(b)	13,636	106,906
Standard Microsystems Corp. (b)	6,567	127,400
Supertex, Inc. (a)(b)	2,989	51,710
Tessera Technologies, Inc. (b)	20,279	242,131
TriQuint Semiconductor, Inc. (b)	110,439	554,404
Ultratech, Inc. (b)	8,334	142,928
Veeco Instruments, Inc. (a)(b)	27,265	665,266
Volterra Semiconductor Corp. (a)(b)	16,843	323,891

		9,194,715

SOFTWARE — 7.4%
Blackbaud, Inc. (a)	29,481	656,542
Bottomline Technologies, Inc. (b)	23,920	481,749
CommVault Systems, Inc. (b)	29,711	1,101,090
Ebix, Inc. (a)(b)	21,197	311,596
Interactive Intelligence Group (b)	9,290	252,223
JDA Software Group, Inc. (a)(b)	28,318	663,774
Manhattan Associates, Inc. (b)	13,968	462,061
MicroStrategy, Inc. (a)(b)	5,384	614,153
Monotype Imaging Holdings, Inc. (b)	17,368	210,674
Netscout Systems, Inc. (b)	23,509	268,473
Progress Software Corp. (b)	44,972	789,259
Quality Systems, Inc. (a)	13,166	1,277,102
Smith Micro Software, Inc. (a)(b)	21,078	32,039
Sourcefire, Inc. (a)(b)	19,198	513,738
Synchronoss Technologies, Inc. (a)(b)	18,130	451,618
Take-Two Interactive Software, Inc. (a)(b)	25,835	328,621
Taleo Corp. (Class A) (a)(b)	27,799	714,990
Tyler Technologies, Inc. (a)(b)	17,636	445,838
Websense, Inc. (a)(b)	26,653	461,097

		10,036,637

SPECIALTY RETAIL — 5.1%
Big 5 Sporting Goods Corp. (a)	7,243	44,037

SPDR S&P 600 Small Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

Security Description	Shares	Value

Cabela’s, Inc. (a)(b)	28,490	$583,760
Genesco, Inc. (a)(b)	9,316	480,054
Hibbett Sports, Inc. (a)(b)	17,742	601,276
Jos. A. Bank Clothiers, Inc. (a)(b)	18,520	863,588
Kirkland’s, Inc. (a)(b)	11,347	104,052
Lumber Liquidators Holdings, Inc. (a)(b)	18,182	274,548
Monro Muffler Brake, Inc. (a)	20,334	670,412
Rue21, Inc. (a)(b)	4,886	110,863
Select Comfort Corp. (a)(b)	28,009	391,286
The Buckle, Inc. (a)	18,055	694,395
The Cato Corp. (Class A) (a)	12,460	281,098
The Children’s Place Retail Stores, Inc. (a)(b)	7,630	355,024
The Finish Line, Inc. (Class A)	24,313	486,017
The Men’s Wearhouse, Inc. (a)	18,922	493,486
Vitamin Shoppe, Inc. (a)(b)	6,830	255,715
Zumiez, Inc. (a)(b)	14,882	260,584

		6,950,195

TEXTILES, APPAREL & LUXURY GOODS — 4.3%
Carter’s, Inc. (a)(b)	33,989	1,038,024
Crocs, Inc. (b)	59,855	1,416,768
Iconix Brand Group, Inc. (a)(b)	48,518	766,584
Liz Claiborne, Inc. (a)(b)	22,412	112,060
Maidenform Brands, Inc. (a)(b)	15,681	367,092
Oxford Industries, Inc.	5,060	173,558
Perry Ellis International, Inc. (b)	4,953	93,116
Steven Madden, Ltd. (b)	25,267	760,537
True Religion Apparel, Inc. (b)	17,449	470,425
Wolverine World Wide, Inc.	18,919	629,057

		5,827,221

THRIFTS & MORTGAGE FINANCE — 0.4%
Dime Community Bancshares (a)	8,299	84,069
Oritani Financial Corp. (a)	21,400	275,204
Provident Financial Services, Inc. (a)	12,146	130,569

		489,842

WATER UTILITIES — 0.2%
American States Water Co. (a)	6,676	226,517

WIRELESS TELECOMMUNICATION SERVICES — 0.2%
NTELOS Holdings Corp. (a)	11,193	198,452
USA Mobility, Inc.	5,466	72,151

		270,603

TOTAL COMMON STOCKS —
(Cost $159,762,448)		135,246,381

SHORT TERM INVESTMENTS — 29.2%
MONEY MARKET FUNDS — 29.2%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	39,500,755	39,500,755
State Street Institutional Liquid Reserves Fund 0.09% (d)(e)	116,560	116,560

TOTAL SHORT TERM INVESTMENTS —
(Cost $39,617,315)		39,617,315

TOTAL INVESTMENTS — 128.7% (f)
(Cost $199,379,763)		174,863,696
OTHER ASSETS & LIABILITIES — (28.7)%		(38,951,248)

NET ASSETS — 100.0%		$135,912,448

(a)	A portion of the security was on loan at September 30, 2011.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P 600 Small Cap Value ETF
SCHEDULE OF INVESTMENTS
September 30, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.5%
AEROSPACE & DEFENSE — 3.5%
AAR Corp.	17,892	$298,260
Aerovironment, Inc. (a)(b)	4,416	124,310
Ceradyne, Inc. (a)(b)	11,237	302,163
Cubic Corp.	2,625	102,559
Curtiss-Wright Corp.	21,026	606,179
GenCorp, Inc. (a)(b)	26,692	119,847
Moog, Inc. (Class A) (b)	20,711	675,593
Orbital Sciences Corp. (b)	12,499	159,987
Teledyne Technologies, Inc. (b)	16,588	810,490

		3,199,388

AIR FREIGHT & LOGISTICS — 0.5%
Forward Air Corp. (a)	5,589	142,240
HUB Group, Inc. (Class A) (b)	10,024	283,379

		425,619

AIRLINES — 0.3%
SkyWest, Inc.	23,335	268,586

AUTO COMPONENTS — 0.5%
Drew Industries, Inc. (a)	8,615	172,128
Spartan Motors, Inc. (a)	15,428	63,717
Standard Motor Products, Inc. (a)	8,975	116,406
Superior Industries International, Inc. (a)	6,803	105,106

		457,357

AUTOMOBILES — 0.1%
Winnebago Industries, Inc. (a)(b)	13,331	92,251

BIOTECHNOLOGY — 0.1%
Emergent Biosolutions, Inc. (b)	4,722	72,860
Savient Pharmaceuticals, Inc. (a)(b)	12,166	49,881

		122,741

BUILDING PRODUCTS — 1.8%
A.O. Smith Corp. (a)	7,506	240,417
AAON, Inc. (a)	3,500	55,125
Apogee Enterprises, Inc.	12,774	109,729
Gibraltar Industries, Inc. (a)(b)	13,819	112,210
Griffon Corp. (a)(b)	21,569	176,434
NCI Building Systems, Inc. (a)(b)	6,737	50,932
Quanex Building Products Corp. (a)	17,224	188,603
Simpson Manufacturing Co., Inc. (a)	18,279	455,695
Universal Forest Products, Inc. (a)	8,793	211,472

		1,600,617

CAPITAL MARKETS — 1.1%
Calamos Asset Management, Inc. (Class A) (a)	5,968	59,740
Financial Engines, Inc. (a)(b)	8,024	145,314
Investment Technology Group, Inc. (b)	18,611	182,202
Piper Jaffray Co., Inc. (a)(b)	7,047	126,353
Prospect Capital Corp. (a)	49,539	416,623
SWS Group, Inc. (a)	13,161	61,725

		991,957

CHEMICALS — 3.0%
A. Schulman, Inc.	13,930	236,671
American Vanguard Corp. (a)	10,491	117,080
Arch Chemicals, Inc.	11,481	538,688
Calgon Carbon Corp. (a)(b)	13,309	193,912
H.B. Fuller Co.	22,281	405,960
Koppers Holdings, Inc.	5,664	145,055
Kraton Performance Polymers, Inc. (b)	8,941	144,665
LSB Industries, Inc. (a)(b)	3,848	110,322
OM Group, Inc. (b)	6,272	162,884
PolyOne Corp. (a)	17,118	183,334
Stepan Co. (a)	3,716	249,641
STR Holdings, Inc. (a)(b)	10,158	82,381
Zep, Inc. (a)	9,955	149,524

		2,720,117

COMMERCIAL BANKS — 8.5%
Bank of the Ozarks, Inc.	4,984	104,315
Boston Private Financial Holdings, Inc. (a)	35,441	208,393
City Holding Co. (a)	6,871	185,448
Columbia Banking System, Inc. (a)	17,761	254,338
Community Bank System, Inc. (a)	10,651	241,671
F.N.B. Corp. (a)	57,254	490,667
First BanCorp- Puerto Rico (b)	10,214	28,599
First Commonwealth Financial Corp. (a)	47,249	174,821
First Financial Bancorp. (a)	14,214	196,153
First Financial Bankshares, Inc. (a)	8,013	209,620
First Midwest Bancorp, Inc. (a)	33,575	245,769
Glacier Bancorp, Inc. (a)	32,404	303,626
Hanmi Financial Corp. (b)	68,219	56,622
Home Bancshares, Inc. (a)	10,239	217,272
Independent Bank Corp.- Massachusetts (a)	9,707	211,030
Nara Bancorp, Inc. (a)(b)	17,362	105,387
National Penn Bancshares, Inc. (a)	38,248	268,119
NBT Bancorp, Inc. (a)	15,167	282,410
Old National Bancorp (a)	42,657	397,563
PacWest Bancorp (a)	15,276	212,947
Pinnacle Financial Partners, Inc. (a)(b)	15,448	169,001
PrivateBancorp, Inc. (a)	27,024	203,220
S&T Bancorp, Inc. (a)	12,811	207,026
Simmons First National Corp. (a)	7,866	170,692
Sterling Bancorp (a)	14,136	102,627
Susquehanna Bancshares, Inc. (a)	58,576	320,411
Texas Capital Bancshares, Inc. (a)(b)	16,843	384,863
Tompkins Financial Corp. (a)	2,191	78,394
UMB Financial Corp. (a)	9,261	297,093
Umpqua Holdings Corp. (a)	51,573	453,327
United Bankshares, Inc. (a)	20,315	408,128
United Community Banks, Inc. (a)(b)	8,571	72,768
Wilshire Bancorp, Inc. (a)(b)	27,011	74,010
Wintrust Financial Corp.	16,030	413,734

		7,750,064

COMMERCIAL SERVICES & SUPPLIES — 2.9%
ABM Industries, Inc. (a)	21,525	410,267
G & K Services, Inc. (Class A)	8,456	215,966
Interface, Inc. (Class A)	11,394	135,133
Mobile Mini, Inc. (a)(b)	7,782	127,936
Sykes Enterprises, Inc. (b)	9,171	137,106
Tetra Tech, Inc. (b)	12,166	227,991
The Geo Group, Inc. (b)	29,341	544,569
The Standard Register Co.	5,543	14,024
UniFirst Corp. (a)	3,334	150,997
United Stationers, Inc. (a)	20,036	545,981

SPDR S&P 600 Small Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

Security Description	Shares	Value

Viad Corp. (a)	9,244	$156,963

		2,666,933

COMMUNICATIONS EQUIPMENT — 1.8%
Arris Group, Inc. (b)	53,750	553,625
Bel Fuse, Inc. (Class B) (a)	4,598	71,683
Black Box Corp.	8,179	174,622
Comtech Telecommunications Corp. (a)	11,755	330,198
Digi International, Inc. (a)(b)	11,513	126,643
Harmonic, Inc. (b)	28,621	121,925
Network Equipment Technologies, Inc. (b)	6,881	13,349
PC-Tel, Inc. (b)	8,692	53,456
Symmetricom, Inc. (a)(b)	9,553	41,460
Tekelec (a)(b)	27,730	167,489

		1,654,450

COMPUTERS & PERIPHERALS — 0.4%
Avid Technology, Inc. (a)(b)	13,177	101,990
Intermec, Inc. (b)	23,085	150,514
Intevac, Inc. (a)(b)	6,454	45,114
Super Micro Computer, Inc. (a)(b)	5,464	68,464

		366,082

CONSTRUCTION & ENGINEERING — 1.3%
Comfort Systems USA, Inc.	17,056	141,906
Dycom Industries, Inc. (b)	15,238	233,141
EMCOR Group, Inc. (b)	30,132	612,584
Insituform Technologies, Inc. (Class A) (a)(b)	17,819	206,344

		1,193,975

CONSTRUCTION MATERIALS — 0.7%
Eagle Materials, Inc. (a)	14,081	234,449
Headwaters, Inc. (a)(b)	27,318	39,338
Texas Industries, Inc. (a)	12,631	400,908

		674,695

CONTAINERS & PACKAGING — 0.2%
Myers Industries, Inc. (a)	15,641	158,756

DISTRIBUTORS — 0.7%
Audiovox Corp. (Class A) (a)(b)	8,760	48,093
Pool Corp. (a)	21,779	570,174

		618,267

DIVERSIFIED CONSUMER SERVICES — 0.4%
Corinthian Colleges, Inc. (a)(b)	38,574	60,175
Hillenbrand, Inc. (a)	15,565	286,396
Lincoln Educational Services Corp. (a)	3,754	30,370

		376,941

DIVERSIFIED FINANCIAL SERVICES — 0.3%
Encore Capital Group, Inc. (a)(b)	1,884	41,165
Interactive Brokers Group, Inc. (Class A)	17,442	242,967

		284,132

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
Cincinnati Bell, Inc. (a)(b)	89,738	277,290
General Communication, Inc. (Class A) (b)	7,110	58,302

		335,592

ELECTRIC UTILITIES — 2.7%
ALLETE, Inc. (a)	14,476	530,256
Central Vermont Public Service Corp.	6,046	212,880
El Paso Electric Co. (a)	10,404	333,864
UIL Holdings Corp. (a)	22,783	750,244
Unisource Energy Corp. (a)	16,654	601,043

		2,428,287

ELECTRICAL EQUIPMENT — 1.4%
AZZ, Inc. (a)	1,984	76,920
Belden, Inc.	11,586	298,803
Brady Corp. (Class A)	23,812	629,351
Encore Wire Corp. (a)	8,637	177,749
Powell Industries, Inc. (a)(b)	4,025	124,654

		1,307,477

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.0%
Agilysys, Inc. (a)(b)	6,972	49,710
Anixter International, Inc. (a)	13,196	626,018
Benchmark Electronics, Inc. (a)(b)	26,810	348,798
Brightpoint, Inc. (b)	30,803	283,696
Checkpoint Systems, Inc. (a)(b)	18,140	246,341
Cognex Corp. (a)	8,412	228,049
CTS Corp. (a)	15,659	127,308
Daktronics, Inc. (a)	9,618	82,522
Electro Scientific Industries, Inc. (b)	7,167	85,216
FARO Technologies, Inc. (b)	3,798	119,827
FEI Co. (b)	10,294	308,408
Insight Enterprises, Inc. (b)	20,424	309,219
LoJack Corp. (a)(b)	5,343	16,937
Methode Electronics, Inc. (Class A)	16,893	125,515
MTS Systems Corp. (a)	3,642	111,591
Newport Corp. (b)	7,820	84,534
Park Electrochemical Corp. (a)	6,061	129,524
Plexus Corp. (a)(b)	6,746	152,594
Pulse Electronics Corp.	12,614	36,076
RadiSys Corp. (a)(b)	6,034	36,928
Rofin-Sinar Technologies, Inc. (b)	7,878	151,258
Rogers Corp. (b)	4,781	187,081
Scansource, Inc. (a)(b)	12,269	362,672
SYNNEX Corp. (a)(b)	11,549	302,584

		4,512,406

ENERGY EQUIPMENT & SERVICES — 2.8%
Basic Energy Services, Inc. (a)(b)	8,053	114,031
Bristow Group, Inc.	16,473	698,949
Gulf Island Fabrication, Inc. (a)	6,460	133,593
Hornbeck Offshore Services, Inc. (a)(b)	10,720	267,035
ION Geophysical Corp. (a)(b)	29,257	138,386
Lufkin Industries, Inc. (a)	6,244	332,243
Matrix Service Co. (a)(b)	12,200	103,822
OYO Geospace Corp. (a)(b)	643	36,195
Pioneer Drilling Co. (b)	27,719	199,022
SEACOR Holdings, Inc.	3,201	256,752
Tetra Technologies, Inc. (b)	34,952	269,829

		2,549,857

FOOD & STAPLES RETAILING — 1.7%
Casey’s General Stores, Inc. (a)	17,179	749,864
Nash Finch Co. (a)	5,486	147,738
Spartan Stores, Inc. (a)	10,409	161,131

SPDR S&P 600 Small Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

Security Description	Shares	Value

The Andersons, Inc. (a)	3,932	$132,351
United Natural Foods, Inc. (b)	8,799	325,915

		1,516,999

FOOD PRODUCTS — 1.9%
B&G Foods, Inc. (a)	9,120	152,122
Cal-Maine Foods, Inc.	2,493	78,355
Diamond Foods, Inc. (a)	4,033	321,793
Hain Celestial Group, Inc. (b)	12,144	370,999
J&J Snack Foods Corp.	2,722	130,792
Sanderson Farms, Inc. (a)	8,530	405,175
Seneca Foods Corp. (a)(b)	4,181	82,784
Snyders-Lance, Inc. (a)	10,313	215,026

		1,757,046

GAS UTILITIES — 3.6%
New Jersey Resources Corp. (a)	18,663	794,484
Northwest Natural Gas Co. (a)	7,724	340,628
Piedmont Natural Gas Co., Inc.	20,720	598,601
South Jersey Industries, Inc.	7,734	384,767
Southwest Gas Corp.	20,685	748,176
The Laclede Group, Inc. (a)	10,139	392,886

		3,259,542

HEALTH CARE EQUIPMENT & SUPPLIES — 2.1%
Analogic Corp. (a)	2,368	107,531
Cantel Medical Corp.	1,912	40,381
CONMED Corp. (b)	12,946	297,887
CryoLife, Inc. (a)(b)	7,659	34,389
Greatbatch, Inc. (b)	4,612	92,286
ICU Medical, Inc. (a)(b)	2,898	106,646
Invacare Corp. (a)	14,396	331,684
Meridian Bioscience, Inc. (a)	7,805	122,851
Merit Medical Systems, Inc. (b)	7,748	101,809
Natus Medical, Inc. (b)	5,805	55,206
Palomar Medical Technologies, Inc. (a)(b)	6,075	47,871
SonoSite, Inc. (a)(b)	1,872	56,796
SurModics, Inc. (a)(b)	3,222	29,320
Symmetry Medical, Inc. (b)	16,544	127,720
West Pharmaceutical Services, Inc.	8,627	320,062

		1,872,439

HEALTH CARE PROVIDERS & SERVICES — 3.1%
Amedisys, Inc. (a)(b)	13,299	197,091
AMN Healthcare Services, Inc. (a)(b)	18,732	75,115
AmSurg Corp. (a)(b)	14,121	317,723
Centene Corp. (a)(b)	22,702	650,866
Cross Country Healthcare, Inc. (a)(b)	14,294	59,749
Gentiva Health Services, Inc. (b)	13,840	76,397
Hanger Orthopedic Group, Inc. (b)	15,155	286,278
Healthways, Inc. (a)(b)	15,154	148,964
LCA-Vision, Inc. (b)	6,021	12,885
LHC Group, Inc. (a)(b)	2,476	42,241
Magellan Health Services, Inc. (b)	4,854	234,448
Medcath Corp. (b)	9,290	128,945
Molina Healthcare, Inc. (a)(b)	12,865	198,636
PharMerica Corp. (a)(b)	13,309	189,919
PSS World Medical, Inc. (a)(b)	11,091	218,382

		2,837,639

HEALTH CARE TECHNOLOGY — 0.1%
Omnicell, Inc. (a)(b)	7,576	104,397

HOTELS, RESTAURANTS & LEISURE — 1.8%
Boyd Gaming Corp. (a)(b)	24,510	120,099
Jack in the Box, Inc. (a)(b)	20,908	416,487
Marcus Corp.	9,112	90,664
Monarch Casino & Resort, Inc. (a)(b)	3,289	32,167
Multimedia Games Holding Co., Inc. (a)(b)	11,943	48,250
O’Charleys, Inc. (a)(b)	8,539	50,722
Papa John’s International, Inc. (b)	3,911	118,894
Pinnacle Entertainment, Inc. (a)(b)	15,688	142,447
Red Robin Gourmet Burgers, Inc. (a)(b)	5,278	127,147
Ruby Tuesday, Inc. (a)(b)	28,452	203,716
Ruth’s Hospitality Group, Inc. (b)	15,756	67,593
Shuffle Master, Inc. (a)(b)	11,203	94,217
Sonic Corp. (a)(b)	17,435	123,266

		1,635,669

HOUSEHOLD DURABLES — 1.3%
Blyth, Inc. (a)	2,363	131,028
Ethan Allen Interiors, Inc. (a)	11,673	158,870
Helen of Troy, Ltd. (b)	13,964	350,776
La-Z-Boy, Inc. (a)(b)	23,464	173,868
M/I Homes, Inc. (a)(b)	8,633	51,884
Meritage Homes Corp. (a)(b)	12,582	190,491
Skyline Corp. (a)	2,303	21,994
Standard Pacific Corp. (a)(b)	46,210	114,139

		1,193,050

HOUSEHOLD PRODUCTS — 0.3%
Central Garden & Pet Co. (Class A) (b)	21,178	149,940
WD-40 Co. (a)	3,486	138,882

		288,822

INDUSTRIAL CONGLOMERATES — 0.4%
Standex International Corp. (a)	5,710	177,752
Tredegar Corp. (a)	10,654	157,999

		335,751

INSURANCE — 4.9%
AMERISAFE, Inc. (a)(b)	8,351	153,742
Delphi Financial Group, Inc.	24,739	532,383
Employers Holdings, Inc.	17,082	217,966
Horace Mann Educators Corp.	17,984	205,198
Infinity Property & Casualty Corp.	5,490	288,115
Meadowbrook Insurance Group, Inc. (a)	16,485	146,881
National Financial Partners Corp. (a)(b)	10,397	113,743
Presidential Life Corp. (a)	9,763	80,252
ProAssurance Corp. (a)	13,807	994,380
RLI Corp. (a)	7,518	477,995
Safety Insurance Group, Inc. (a)	6,906	261,254
Selective Insurance Group, Inc.	24,565	320,573
Stewart Information Services Corp. (a)	8,704	76,943
The Navigators Group, Inc. (a)(b)	5,201	224,683
Tower Group, Inc. (a)	7,787	178,011
United Fire & Casualty Co.	9,472	167,560

		4,439,679

INTERNET & CATALOG RETAIL — 0.1%
NutriSystem, Inc. (a)	6,551	79,333

SPDR S&P 600 Small Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

Security Description	Shares	Value

INTERNET SOFTWARE & SERVICES — 0.7%
DealerTrack Holdings, Inc. (b)	7,327	$114,814
InfoSpace, Inc. (a)(b)	17,438	145,782
LogMeIn, Inc. (a)(b)	4,351	144,497
United Online, Inc. (a)	40,079	209,613
XO Group, Inc. (a)(b)	7,660	62,582

		677,288

IT SERVICES — 1.3%
CACI International, Inc. (Class A) (a)(b)	13,671	682,730
CIBER, Inc. (b)	32,352	98,027
Heartland Payment Systems, Inc.	17,714	349,320
NCI, Inc. (Class A) (a)(b)	1,495	17,835
TeleTech Holdings, Inc. (b)	4,066	61,966

		1,209,878

LEISURE EQUIPMENT & PRODUCTS — 0.7%
Arctic Cat, Inc. (b)	5,496	79,637
Brunswick Corp. (a)	20,022	281,109
Callaway Golf Co. (a)	29,233	151,134
JAKKS Pacific, Inc. (a)	7,607	144,153

		656,033

LIFE SCIENCES TOOLS & SERVICES — 0.3%
Affymetrix, Inc. (a)(b)	31,860	156,114
Cambrex Corp. (a)(b)	13,302	67,042
eResearch Technology, Inc. (a)(b)	10,947	48,824

		271,980

MACHINERY — 5.8%
Actuant Corp. (Class A) (a)	30,953	611,322
Albany International Corp. (Class A) (a)	12,766	232,979
Astec Industries, Inc. (a)(b)	9,039	264,662
Badger Meter, Inc. (a)	3,133	90,638
Barnes Group, Inc. (a)	21,539	414,626
Briggs & Stratton Corp. (a)	22,873	309,014
Cascade Corp. (a)	2,528	84,410
CIRCOR International, Inc. (a)	4,206	123,530
CLARCOR, Inc.	11,821	489,153
ESCO Technologies, Inc. (a)	6,735	171,742
Federal Signal Corp. (a)	28,236	124,803
John Bean Technologies Corp.	5,761	82,152
Kaydon Corp. (a)	9,466	271,485
Lydall, Inc. (a)(b)	7,712	68,637
Mueller Industries, Inc.	17,046	657,805
Robbins & Myers, Inc.	12,353	428,773
Tennant Co. (a)	4,600	162,702
The Toro Co. (a)	5,944	292,861
Watts Water Technologies, Inc. (a)	13,446	358,336

		5,239,630

MEDIA — 0.8%
Harte-Hanks, Inc. (a)	19,841	168,252
Live Nation Entertainment, Inc. (a)(b)	66,507	532,721
The E.W. Scripps Co. (Class A) (a)(b)	9,273	64,911

		765,884

METALS & MINING — 1.3%
A.M. Castle & Co. (a)(b)	7,647	83,658
AMCOL International Corp. (a)	5,848	140,294
Century Aluminum Co. (a)(b)	16,225	145,052
Haynes International, Inc. (a)	3,929	170,715
Kaiser Aluminum Corp. (a)	7,141	316,203
Materion Corp. (a)(b)	3,300	74,844
Olympic Steel, Inc. (a)	4,152	70,335
RTI International Metals, Inc. (a)(b)	8,701	202,907

		1,204,008

MULTI-UTILITIES — 1.7%
Avista Corp.	26,200	624,870
CH Energy Group, Inc. (a)	6,940	362,060
NorthWestern Corp.	16,330	521,580

		1,508,510

MULTILINE RETAIL — 0.3%
Fred’s, Inc. (Class A) (a)	17,357	185,025
Tuesday Morning Corp. (a)(b)	19,411	68,327

		253,352

OIL, GAS & CONSUMABLE FUELS — 2.1%
Approach Resources, Inc. (a)(b)	5,380	91,406
GeoResources, Inc. (a)(b)	2,001	35,598
Penn Virginia Corp. (a)	20,612	114,809
Petroleum Development Corp. (a)(b)	7,074	137,165
Petroquest Energy, Inc. (a)(b)	14,782	81,301
Stone Energy Corp. (b)	9,479	153,655
Swift Energy Co. (b)	12,242	297,970
World Fuel Services Corp. (a)	32,000	1,044,800

		1,956,704

PAPER & FOREST PRODUCTS — 0.8%
Clearwater Paper Corp. (a)(b)	10,438	354,683
Deltic Timber Corp. (a)	2,796	166,866
Neenah Paper, Inc.	6,862	97,303
Wausau Paper Corp. (a)	22,405	143,168

		762,020

PERSONAL PRODUCTS — 0.1%
Prestige Brands Holdings, Inc. (a)(b)	13,482	122,012

PHARMACEUTICALS — 0.2%
The Medicines Co. (b)	9,897	147,267

PROFESSIONAL SERVICES — 1.2%
CDI Corp. (a)	5,883	62,830
Heidrick & Struggles International, Inc.	8,082	132,949
Insperity, Inc.	5,188	115,433
Kelly Services, Inc. (Class A) (a)	12,839	146,365
Navigant Consulting, Inc. (b)	23,722	219,903
On Assignment, Inc. (b)	16,784	118,663
Resources Connection, Inc.	13,700	133,986
School Specialty, Inc. (a)(b)	7,533	53,710
TrueBlue, Inc. (a)(b)	11,276	127,757

		1,111,596

REAL ESTATE INVESTMENT TRUSTS — 8.1%
Acadia Realty Trust (a)	7,523	140,680
BioMed Realty Trust, Inc. (a)	31,383	520,016
Cedar Shopping Centers, Inc. (a)	25,082	78,005
Colonial Properties Trust	23,529	427,287
DiamondRock Hospitality Co.	41,444	289,694
EastGroup Properties, Inc. (a)	5,202	198,404
Entertainment Properties Trust (a)	10,752	419,113
Extra Space Storage, Inc. (a)	20,464	381,244
Franklin Street Properties Corp. (a)	31,899	360,778

SPDR S&P 600 Small Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

Security Description	Shares	Value

Getty Realty Corp. (a)	4,432	$63,910
Healthcare Realty Trust, Inc.	22,513	379,344
Inland Real Estate Corp. (a)	23,491	171,484
Kilroy Realty Corp. (a)	15,050	471,065
Kite Realty Group Trust	29,083	106,444
LaSalle Hotel Properties	24,126	463,219
Lexington Realty Trust (a)	38,031	248,723
LTC Properties, Inc.	6,860	173,695
Medical Properties Trust, Inc.	19,199	171,831
Mid-America Apartment Communities, Inc.	6,843	412,086
National Retail Properties, Inc.	16,643	447,197
Parkway Properties, Inc. (a)	9,996	110,056
Pennsylvania Real Estate Investment Trust	13,143	101,595
Post Properties, Inc.	12,515	434,771
PS Business Parks, Inc.	4,211	208,613
Saul Centers, Inc. (a)	2,164	73,165
Sovran Self Storage, Inc.	7,620	283,235
Universal Health Realty Income Trust (a)	3,197	107,451
Urstadt Biddle Properties, Inc. (Class A)	5,137	82,038

		7,325,143

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Forestar Group, Inc. (a)(b)	6,374	69,540

ROAD & RAIL — 1.0%
Arkansas Best Corp. (a)	11,492	185,596
Heartland Express, Inc. (a)	15,352	208,173
Knight Transportation, Inc. (a)	13,691	182,227
Old Dominion Freight Line, Inc. (b)	10,194	295,320

		871,316

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.5%
Advanced Energy Industries, Inc. (a)(b)	12,562	108,284
ATMI, Inc. (a)(b)	9,208	145,671
Brooks Automation, Inc. (a)	29,838	243,180
Cabot Microelectronics Corp. (a)(b)	3,541	121,775
Cohu, Inc.	7,483	73,932
Cymer, Inc. (b)	8,110	301,530
DSP Group, Inc. (a)(b)	10,952	64,617
Exar Corp. (b)	8,458	48,295
Microsemi Corp. (b)	19,879	317,666
MKS Instruments, Inc.	14,860	322,611
Pericom Semiconductor Corp. (a)(b)	4,767	35,323
Rudolph Technologies, Inc. (a)(b)	8,670	58,002
Sigma Designs, Inc. (a)(b)	4,969	38,957
Standard Microsystems Corp. (b)	6,091	118,165
Supertex, Inc. (a)(b)	3,595	62,194
Tessera Technologies, Inc. (b)	9,538	113,884
Ultratech, Inc. (b)	6,115	104,872

		2,278,958

SOFTWARE — 0.6%
EPIQ Systems, Inc. (a)	14,307	179,267
Monotype Imaging Holdings, Inc. (a)(b)	4,371	53,020
Take-Two Interactive Software, Inc. (a)(b)	21,544	274,040
THQ, Inc. (a)(b)	30,893	53,445

		559,772

SPECIALTY RETAIL — 4.0%
Big 5 Sporting Goods Corp. (a)	4,941	30,041
Brown Shoe Co., Inc. (a)	18,916	134,682
Christopher & Banks Corp.	16,443	58,044
Coldwater Creek, Inc. (a)(b)	27,587	34,484
Genesco, Inc. (a)(b)	4,673	240,800
Group 1 Automotive, Inc. (a)	10,673	379,425
Haverty Furniture Cos., Inc. (a)	8,864	88,551
Hot Topic, Inc. (a)	20,365	155,385
Lithia Motors, Inc. (Class A)	9,947	143,038
MarineMax, Inc. (a)(b)	10,750	69,552
Midas, Inc. (b)	6,503	53,325
OfficeMax, Inc. (a)(b)	38,728	187,831
Pep Boys-Manny, Moe & Jack (a)	23,840	235,301
Rue21, Inc. (a)(b)	3,658	83,000
Select Comfort Corp. (a)(b)	6,419	89,673
Sonic Automotive, Inc. (Class A) (a)	15,797	170,450
Stage Stores, Inc.	14,043	194,776
Stein Mart, Inc. (a)	12,295	76,844
The Cato Corp. (Class A) (a)	5,027	113,409
The Children’s Place Retail Stores, Inc. (a)(b)	6,198	288,393
The Finish Line, Inc. (Class A)	7,779	155,502
The Men’s Wearhouse, Inc. (a)	10,354	270,032
Vitamin Shoppe, Inc. (a)(b)	8,384	313,897
Zale Corp. (b)	11,722	33,408

		3,599,843

TEXTILES, APPAREL & LUXURY GOODS — 1.3%
K-Swiss, Inc. (Class A) (a)(b)	12,518	53,202
Liz Claiborne, Inc. (a)(b)	28,521	142,605
Movado Group, Inc.	7,946	96,782
Oxford Industries, Inc.	3,014	103,380
Perry Ellis International, Inc. (b)	2,629	49,425
Quiksilver, Inc. (b)	55,698	169,879
Skechers U.S.A., Inc. (a)(b)	16,675	233,950
Wolverine World Wide, Inc.	9,543	317,305

		1,166,528

THRIFTS & MORTGAGE FINANCE — 1.5%
Bank Mutual Corp. (a)	21,425	55,919
Brookline Bancorp, Inc. (a)	26,720	206,011
Dime Community Bancshares	7,050	71,417
Northwest Bancshares, Inc. (a)	46,478	553,553
Oritani Financial Corp. (a)	8,500	109,310
Provident Financial Services, Inc. (a)	16,270	174,902
TrustCo Bank Corp. NY	42,348	188,872

		1,359,984

TOBACCO — 0.1%
Alliance One International, Inc. (a)(b)	39,874	97,293

TRADING COMPANIES & DISTRIBUTORS — 1.0%
Applied Industrial Technologies, Inc. (a)	19,151	520,141
Kaman Corp. (Class A) (a)	11,931	332,278
Lawson Products, Inc. (a)	1,811	24,485

		876,904

WATER UTILITIES — 0.1%
American States Water Co. (a)	3,992	135,449

SPDR S&P 600 Small Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

Security Description	Shares	Value

WIRELESS TELECOMMUNICATION SERVICES — 0.2%
NTELOS Holdings Corp. (a)	6,109	$108,313
USA Mobility, Inc. (a)	6,205	81,906

		190,219

TOTAL COMMON STOCKS —
(Cost $114,632,925)		90,494,024

SHORT TERM INVESTMENTS — 29.5%
MONEY MARKET FUNDS — 29.5%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	26,689,572	26,689,572
State Street Institutional Liquid Reserves Fund 0.09% (d)(e)	164,059	164,059

TOTAL SHORT TERM INVESTMENTS —
(Cost $26,853,631)		26,853,631

TOTAL INVESTMENTS — 129.0% (f)
(Cost $141,486,556)		117,347,655
OTHER ASSETS & LIABILITIES — (29.0)%		(26,379,117)

NET ASSETS — 100.0%		$90,968,538

(a)	A portion of the security was on loan at September 30, 2011.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR Global Dow ETF
SCHEDULE OF INVESTMENTS
September 30, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.5%
AUSTRALIA — 1.2%
BHP Billiton, Ltd.	16,808	$572,077
National Australia Bank, Ltd.	27,661	601,389

		1,173,466

BELGIUM — 0.7%
Anheuser-Busch InBev NV	12,666	675,935

BRAZIL — 1.8%
Cia Energetica de Minas Gerais Preference Shares	40,022	597,878
Petroleo Brasileiro SA ADR	26,628	551,732
Petroleo Brasileiro SA Preference Shares	1,500	15,434
Vale SA Preference Shares	28,037	592,534

		1,757,578

CANADA — 1.7%
Potash Corp. of Saskatchewan, Inc.	11,548	504,231
Research In Motion, Ltd. (a)	21,677	444,336
Royal Bank of Canada	13,759	634,574

		1,583,141

CHINA — 3.0%
China Construction Bank Corp.	953,000	586,386
China Petroleum & Chemical Corp.	724,000	714,258
Industrial & Commercial Bank of China	1,094,000	536,829
PetroChina Co., Ltd.	562,000	698,101
Suntech Power Holdings Co., Ltd. ADR (a)	156,092	360,573

		2,896,147

DENMARK — 0.6%
Vestas Wind Systems A/S (a)(b)	36,247	593,431

FINLAND — 0.6%
Nokia Oyj	105,584	601,780

FRANCE — 6.0%
BNP Paribas	15,150	610,819
Carrefour SA	29,041	667,848
Compagnie de Saint-Gobain	15,167	587,492
GDF Suez	23,799	716,534
LVMH Moet Hennessy Louis Vuitton SA	4,243	567,291
Societe Generale	25,016	671,280
Total SA	14,508	646,932
Veolia Environnement	44,928	667,299
Vinci SA	14,249	619,802

		5,755,297

GERMANY — 5.0%
Allianz SE	7,407	704,205
BASF SE	10,478	647,878
Daimler AG	14,528	655,523
Deutsche Bank AG	19,609	692,464
E.ON AG	34,530	757,709
SAP AG	13,132	675,080
Siemens AG	7,189	657,050

		4,789,909

HONG KONG — 3.0%
China Mobile, Ltd.	66,546	659,070
China Unicom (Hong Kong), Ltd.	317,103	661,518
CLP Holdings, Ltd.	74,942	679,169
Esprit Holdings, Ltd. (b)	278,643	341,828
Hutchison Whampoa, Ltd.	76,041	570,936

		2,912,521

INDIA — 2.6%
Bharti Airtel, Ltd.	81,078	625,778
Infosys Technologies, Ltd. ADR	13,499	689,394
Reliance Industries, Ltd. GDR (c)	1,503	48,938
Reliance Industries, Ltd. GDR	16,997	553,422
Tata Steel, Ltd. GDR	54,772	468,027
Tata Steel, Ltd. GDR	9,316	79,605

		2,465,164

ITALY — 1.4%
Assicurazioni Generali SpA	42,339	678,266
UniCredit SpA	581,871	626,509

		1,304,775

JAPAN — 11.2%
Bridgestone Corp.	31,124	715,513
Canon, Inc.	15,033	692,361
Honda Motor Co., Ltd. (b)	22,297	665,034
Komatsu, Ltd.	28,078	618,896
Mitsubishi Corp. (b)	29,842	616,353
Mitsubishi UFJ Financial Group, Inc. (b)	161,691	742,587
Mitsui & Co., Ltd. (b)	42,068	618,904
Mizuho Financial Group, Inc. (b)	476,545	704,802
Nintendo Co., Ltd.	3,968	584,801
Nippon Steel Corp. (b)	228,570	664,241
Panasonic Corp. (b)	68,727	672,291
Seven & I Holdings Co., Ltd.	25,377	720,683
Sony Corp.	33,977	664,288
Takeda Pharmaceutical Co., Ltd. (b)	14,227	679,234
Toshiba Corp. (b)	176,454	732,554
Toyota Motor Corp. (b)	19,621	684,240

		10,776,782

LUXEMBOURG — 0.6%
ArcelorMittal	34,668	561,890

MEXICO — 0.6%
America Movil SAB de CV (b)	559,416	619,292

NETHERLANDS ANTILLES — 1.2%
Royal Dutch Shell PLC (Class A)	21,053	654,620
Schlumberger, Ltd.	9,044	540,198

		1,194,818

NORWAY — 0.4%
Renewable Energy Corp. ASA (a)(b)	437,658	390,247

PORTUGAL — 0.7%
EDP — Energias de Portugal SA	211,886	658,126

RUSSIA — 0.6%
Gazprom OAO ADR	57,983	561,855

SOUTH KOREA — 1.4%
LG Electronics, Inc.	11,591	677,917
Samsung Electronics Co., Ltd. GDR	1,887	669,696

		1,347,613

SPAIN — 2.2%
Banco Bilbao Vizcaya Argentaria SA	83,891	695,600
Banco Santander SA	83,423	696,644
Telefonica SA	35,425	685,616

		2,077,860

SPDR Global Dow ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

Security Description	Shares	Value

SWEDEN — 0.6%
Telefonaktiebolaget LM Ericsson (Class B)	61,705	$598,794

SWITZERLAND — 4.1%
ABB, Ltd. (a)	35,603	618,143
Credit Suisse Group AG (a)	27,621	729,829
Nestle SA	11,952	659,248
Novartis AG	12,073	675,227
Roche Holding AG	4,168	675,011
UBS AG (a)	53,224	617,617

		3,975,075

TAIWAN — 0.7%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	58,006	663,009

UNITED KINGDOM — 6.7%
Anglo American PLC	17,246	598,839
AstraZeneca PLC	14,890	665,251
BAE Systems PLC	153,311	638,387
BP PLC	110,540	668,994
GlaxoSmithKline PLC	32,333	671,410
HSBC Holdings PLC	81,493	630,813
HSBC Holdings PLC ADR	2	76
National Grid PLC	67,579	672,178
Rio Tinto PLC	11,505	517,691
Tesco PLC	112,086	660,017
Vodafone Group PLC	259,558	672,214

		6,395,870

UNITED STATES — 40.9%
3M Co.	8,583	616,174
Abbott Laboratories	13,336	682,003
Alcoa, Inc.	56,822	543,787
Amazon.com, Inc. (a)	3,108	672,043
American Express Co.	13,807	619,934
Amgen, Inc.	12,393	680,995
Apple, Inc. (a)	1,769	674,307
AT&T, Inc.	24,478	698,113
Bank of America Corp.	94,934	580,996
Baxter International, Inc.	12,463	699,673
Carnival Corp.	21,632	655,450
Caterpillar, Inc.	7,898	583,188
Chevron Corp.	6,922	640,423
Cisco Systems, Inc.	41,994	650,487
Colgate-Palmolive Co.	7,557	670,155
ConocoPhillips	10,333	654,286
Deere & Co.	8,808	568,733
E. I. du Pont de Nemours & Co.	14,733	588,878
eBay, Inc. (a)	22,360	659,396
Exxon Mobil Corp.	9,410	683,448
FedEx Corp.	9,083	614,737
First Solar, Inc. (a)	7,888	498,601
Freeport-McMoRan Copper & Gold, Inc.	15,400	468,930
General Electric Co.	44,181	673,318
Gilead Sciences, Inc. (a)	17,289	670,813
Google, Inc. (Class A) (a)	1,275	655,835
Hewlett-Packard Co.	28,584	641,711
Home Depot, Inc.	21,101	693,590
Honeywell International, Inc.	14,833	651,317
Intel Corp.	34,389	733,517
International Business Machines Corp.	4,102	717,973
Johnson & Johnson	10,550	672,141
JPMorgan Chase & Co.	20,408	614,689
Kraft Foods, Inc. (Class A)	19,491	654,508
McDonald’s Corp.	7,757	681,220
Medco Health Solutions, Inc. (a)	12,761	598,363
Medtronic, Inc.	19,706	655,027
Merck & Co., Inc.	20,845	681,840
Microsoft Corp.	26,018	647,588
Monsanto Co.	10,097	606,224
News Corp. (Class A)	41,908	648,317
NIKE, Inc. (Class B)	7,981	682,455
Pfizer, Inc.	36,343	642,544
Philip Morris International, Inc.	10,006	624,174
Southwest Airlines Co.	84,055	675,802
SunPower Corp. (Class A) (a)	54,649	442,110
The Bank of New York Mellon Corp.	33,985	631,781
The Boeing Co.	10,898	659,438
The Coca-Cola Co.	9,588	647,765
The Goldman Sachs Group, Inc.	6,543	618,641
The NASDAQ OMX Group, Inc. (a)	29,592	684,759
The Procter & Gamble Co.	10,891	688,093
The Travelers Cos., Inc.	13,697	667,455
The Walt Disney Co.	21,387	645,032
Time Warner, Inc.	22,665	679,270
United Parcel Service, Inc. (Class B)	10,374	655,118
United Technologies Corp.	9,391	660,751
Verizon Communications, Inc.	19,378	713,110
Visa, Inc. (Class A)	7,842	672,216
Wal-Mart Stores, Inc.	13,054	677,503
Wells Fargo & Co.	28,038	676,277

		39,347,022

TOTAL COMMON STOCKS —
(Cost $122,157,456)		95,677,397

WARRANT — 0.0% (d)
SPAIN — 0.0% (d)
Banco Bilbao Vizcaya Argentaria SA (expiring 10/11/20) (a)(b) (Cost $11,449)	83,891	12,381

SHORT TERM INVESTMENTS — 3.9%
MONEY MARKET FUNDS — 3.9%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	3,749,609	3,749,609
State Street Institutional Liquid Reserves Fund 0.09% (f)(g)	17,528	17,528

TOTAL SHORT TERM INVESTMENTS —
(Cost $3,767,137)		3,767,137

TOTAL INVESTMENTS — 103.4% (h)
(Cost $125,936,042)		99,456,915
OTHER ASSETS & LIABILITIES — (3.4)%		(3,235,073)

NET ASSETS — 100.0%		$96,221,842

SPDR Global Dow ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

(a)	Non-income producing security.
(b)	A portion of the security was on loan at September 30, 2011.
(c)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.1% of net assets as of September 30, 2011, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Investment of cash collateral for securities loaned.
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
PLC = Public Limited Company

Industry Breakdown as of September 30, 2011*

Percent of
Industry	Net Assets

Commercial Banks	8.8%
Oil, Gas & Consumable Fuels	7.4
Pharmaceuticals	6.3
Metals & Mining	5.3
Semiconductors & Semiconductor Equipment	3.9
Capital Markets	3.4
Diversified Telecommunication Services	2.9
Food & Staples Retailing	2.8
Electric Utilities	2.8
Aerospace & Defense	2.7
Wireless Telecommunication Services	2.7
Industrial Conglomerates	2.6
Chemicals	2.4
Communications Equipment	2.4
IT Services	2.2
Multi-Utilities	2.1
Insurance	2.1
Computers & Peripherals	2.1
Household Durables	2.1
Automobiles	2.1
Media	2.1
Software	2.0
Diversified Financial Services	2.0
Machinery	1.8
Household Products	1.4
Health Care Equipment & Supplies	1.4
Biotechnology	1.4
Hotels, Restaurants & Leisure	1.4
Beverages	1.4
Internet Software & Services	1.4
Food Products	1.4
Air Freight & Logistics	1.3
Textiles, Apparel & Luxury Goods	1.3
Trading Companies & Distributors	1.3
Electrical Equipment	1.3
Specialty Retail	1.1
Auto Components	0.7
Office Electronics	0.7
Airlines	0.7
Internet & Catalog Retail	0.7
Tobacco	0.6
Consumer Finance	0.6
Construction & Engineering	0.6
Health Care Providers & Services	0.6
Building Products	0.6
Energy Equipment & Services	0.6
Short Term Investments	3.9
Other Assets & Liabilities	(3.4)

Total	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR Dow Jones REIT ETF
SCHEDULE OF INVESTMENTS
September 30, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
DIVERSIFIED REITS — 7.5%
Colonial Properties Trust (a)	390,829	$7,097,454
Cousins Properties, Inc. (a)	375,654	2,197,576
Liberty Property Trust (a)	513,298	14,942,105
PS Business Parks, Inc. (a)	85,267	4,224,127
Vornado Realty Trust	825,705	61,614,107
Washington Real Estate Investment Trust (a)	295,389	8,324,062

		98,399,431

INDUSTRIAL REITS — 5.4%
DCT Industrial Trust, Inc. (a)	1,100,970	4,833,258
DuPont Fabros Technology, Inc. (a)	279,867	5,510,581
EastGroup Properties, Inc. (a)	120,749	4,605,367
First Industrial Realty Trust, Inc. (a)(b)	357,550	2,860,400
First Potomac Realty Trust (a)	223,478	2,786,771
ProLogis	2,057,011	49,882,517

		70,478,894

OFFICE REITS — 16.6%
Alexandria Real Estate Equities, Inc.	277,593	17,041,434
BioMed Realty Trust, Inc. (a)	586,405	9,716,731
Boston Properties, Inc.	652,483	58,136,235
Brandywine Realty Trust (a)	602,602	4,826,842
CommonWealth REIT	374,903	7,111,910
Corporate Office Properties Trust (a)	322,264	7,018,910
Digital Realty Trust, Inc. (a)	445,359	24,566,002
Douglas Emmett, Inc. (a)	571,955	9,780,431
Duke Realty Corp.	1,129,884	11,863,782
Franklin Street Properties Corp. (a)	329,862	3,730,739
Highwoods Properties, Inc. (a)	324,490	9,170,087
Kilroy Realty Corp. (a)	262,046	8,202,040
Mack-Cali Realty Corp. (a)	389,700	10,424,475
Parkway Properties, Inc. (a)	98,019	1,079,189
Piedmont Office Realty Trust, Inc. (Class A) (a)	773,728	12,511,182
SL Green Realty Corp. (a)	382,997	22,271,276

		217,451,265

RESIDENTIAL REITS — 19.6%
American Campus Communities, Inc. (a)	311,572	11,593,594
Apartment Investment & Management Co. (Class A)	541,404	11,975,856
AvalonBay Communities, Inc. (a)	421,436	48,064,776
BRE Properties, Inc. (a)	334,908	14,180,005
Camden Property Trust	318,947	17,625,011
Education Realty Trust, Inc. (a)	322,990	2,774,484
Equity Lifestyle Properties, Inc.	174,422	10,936,259
Equity Residential	1,319,903	68,463,369
Essex Property Trust, Inc. (a)	151,587	18,196,504
Home Properties, Inc. (a)	183,758	10,430,104
Mid-America Apartment Communities, Inc. (a)	166,430	10,022,415
Post Properties, Inc.	226,141	7,856,138
Sun Communities, Inc. (a)	88,900	3,128,391
UDR, Inc.	981,793	21,736,897

		256,983,803

RETAIL REITS — 25.1%
Acadia Realty Trust (a)	179,757	3,361,456
Alexander’s, Inc. (a)	15,467	5,583,896
CBL & Associates Properties, Inc. (a)	630,651	7,164,195
Cedar Shopping Centers, Inc. (a)	236,470	735,422
DDR Corp. (a)	1,016,382	11,078,564
Equity One, Inc. (a)	277,495	4,401,071
Federal Realty Investment Trust (a)	278,717	22,969,068
General Growth Properties, Inc. (a)	1,724,004	20,860,448
Inland Real Estate Corp. (a)	345,001	2,518,507
Kimco Realty Corp. (a)	1,821,512	27,377,325
Kite Realty Group Trust (a)	267,331	978,432
Pennsylvania Real Estate Investment Trust	247,841	1,915,811
Ramco-Gershenson Properties Trust (a)	173,895	1,425,939
Regency Centers Corp. (a)	402,871	14,233,433
Saul Centers, Inc. (a)	35,351	1,195,217
Simon Property Group, Inc.	1,312,252	144,321,475
Tanger Factory Outlet Centers, Inc. (a)	385,070	10,015,671
Taubman Centers, Inc.	259,427	13,051,772
The Macerich Co. (a)	591,176	25,201,833
Weingarten Realty Investors (a)	541,552	11,464,656

		329,854,191

SPECIALIZED REITS — 25.6%
Ashford Hospitality Trust, Inc. (a)	304,883	2,140,279
CubeSmart (a)	392,735	3,350,030
DiamondRock Hospitality Co. (a)	754,148	5,271,494
Extra Space Storage, Inc. (a)	422,470	7,870,616
FelCor Lodging Trust, Inc. (b)	556,320	1,296,226
HCP, Inc.	1,819,530	63,792,722
Health Care REIT, Inc.	792,168	37,073,462
Healthcare Realty Trust, Inc. (a)	348,752	5,876,471
Hersha Hospitality Trust (a)	671,947	2,324,937
Hospitality Properties Trust	552,964	11,739,426
Host Hotels & Resorts, Inc.	3,164,482	34,619,433
LaSalle Hotel Properties	381,277	7,320,518
Public Storage	631,969	70,369,748
Senior Housing Properties Trust	687,289	14,804,205
Sovran Self Storage, Inc.	123,171	4,578,266
Sunstone Hotel Investors, Inc. (b)	527,494	3,001,441
Universal Health Realty Income Trust (a)	52,895	1,777,801
Ventas, Inc. (a)	1,174,115	58,001,281

		335,208,356

TOTAL COMMON STOCKS —
(Cost $1,478,896,530)		1,308,375,940

SPDR Dow Jones REIT ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

Security Description	Shares	Value

SHORT TERM INVESTMENTS — 13.3%
MONEY MARKET FUNDS — 13.3%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	171,452,226	$171,452,226
State Street Institutional Liquid Reserves Fund 0.09% (d)(e)	3,607,201	3,607,201

TOTAL SHORT TERM INVESTMENTS —
(Cost $175,059,427)		175,059,427

TOTAL INVESTMENTS — 113.1% (f)
(Cost $1,653,955,957)		1,483,435,367
OTHER ASSETS & LIABILITIES — (13.1)%		(172,121,055)

NET ASSETS — 100.0%		$1,311,314,312

(a)	A portion of the security was on loan at September 30, 2011.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
REIT = Real Estate Investment Trust

SPDR KBW Bank ETF
SCHEDULE OF INVESTMENTS
September 30, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
ASSET MANAGEMENT & CUSTODY BANKS — 7.0%
Northern Trust Corp.	434,567	$15,201,154
State Street Corp. (a)	706,307	22,714,833
The Bank of New York Mellon Corp.	1,614,951	30,021,939

		67,937,926

CONSUMER FINANCE — 4.4%
Capital One Financial Corp.	1,074,641	42,588,023

DIVERSIFIED BANKS — 18.7%
Comerica, Inc.	1,597,489	36,694,322
U.S. Bancorp	3,055,700	71,931,178
Wells Fargo & Co.	3,043,993	73,421,111

		182,046,611

OTHER DIVERSIFIED FINANCIAL SERVICES — 23.4%
Bank of America Corp.	11,696,149	71,580,432
Citigroup, Inc.	3,026,531	77,539,724
JPMorgan Chase & Co.	2,600,373	78,323,235

		227,443,391

REGIONAL BANKS — 40.0%
BB&T Corp.	1,740,287	37,120,322
Commerce Bancshares, Inc. (b)	653,020	22,692,445
Cullen/Frost Bankers, Inc. (b)	454,322	20,835,207
Fifth Third Bancorp	4,809,911	48,580,101
Huntington Bancshares, Inc.	9,503,864	45,618,547
Keycorp	5,282,999	31,328,184
M&T Bank Corp. (b)	623,782	43,602,362
PNC Financial Services Group, Inc.	841,094	40,532,320
Regions Financial Corp.	8,100,383	26,974,275
SunTrust Banks, Inc.	2,225,981	39,956,359
Zions Bancorporation (b)	2,227,142	31,335,888

		388,576,010

THRIFTS & MORTGAGE FINANCE — 6.2%
First Niagara Financial Group, Inc.	1,198,978	10,970,649
New York Community Bancorp, Inc. (b)	2,723,297	32,407,234
People’s United Financial, Inc.	1,544,074	17,602,444

		60,980,327

TOTAL COMMON STOCKS —
(Cost $1,448,106,855)		969,572,288

SHORT TERM INVESTMENTS — 2.6%
MONEY MARKET FUNDS — 2.6%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	24,196,615	24,196,615
State Street Institutional Liquid Reserves Fund 0.09% (d)(e)	920,914	920,914

TOTAL SHORT TERM INVESTMENTS —
(Cost $25,117,529)		25,117,529

TOTAL INVESTMENTS — 102.3% (f)
(Cost $1,473,224,384)		994,689,817
OTHER ASSETS & LIABILITIES — (2.3)%		(22,722,522)

NET ASSETS — 100.0%		$971,967,295

(a)	Affiliated issuer. (See accompanying Notes to Schedules of Investments)
(b)	A portion of the security was on loan at September 30, 2011.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR KBW Capital Markets ETF
SCHEDULE OF INVESTMENTS
September 30, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
ASSET MANAGEMENT & CUSTODY BANKS — 34.1%
Franklin Resources, Inc. (a)	30,137	$2,882,303
Invesco, Ltd.	99,525	1,543,633
Janus Capital Group, Inc. (a)	189,630	1,137,780
Legg Mason, Inc. (a)	55,535	1,427,805
SEI Investments Co.	88,018	1,353,717
State Street Corp. (b)	90,160	2,899,545
T. Rowe Price Group, Inc. (a)	31,941	1,525,821

		12,770,604

INVESTMENT BANKING & BROKERAGE — 44.2%
Greenhill & Co., Inc. (a)	14,855	424,704
Investment Technology Group, Inc. (a)(c)	64,424	630,711
Jefferies Group, Inc. (a)	106,671	1,323,787
Knight Capital Group, Inc. (Class A) (a)(c)	102,876	1,250,972
Lazard, Ltd. (Class A)	66,979	1,413,257
Morgan Stanley	206,744	2,791,044
Piper Jaffray Co., Inc. (a)(c)	17,691	317,200
Raymond James Financial, Inc. (a)	68,569	1,780,051
Stifel Financial Corp. (a)(c)	41,126	1,092,307
TD Ameritrade Holding Corp.	112,271	1,650,945
The Charles Schwab Corp. (a)	138,287	1,558,495
The Goldman Sachs Group, Inc. (a)	24,122	2,280,735

		16,514,208

SPECIALIZED FINANCE — 21.3%
CME Group, Inc.	10,843	2,671,715
Interactive Brokers Group, Inc. (Class A) (a)	58,419	813,777
IntercontinentalExchange, Inc. (c)	13,521	1,598,993
NYSE Euronext	64,907	1,508,439
The NASDAQ OMX Group, Inc. (a)(c)	59,482	1,376,413

		7,969,337

TOTAL COMMON STOCKS —
(Cost $70,710,468)		37,254,149

SHORT TERM INVESTMENTS — 24.6%
MONEY MARKET FUNDS — 24.6%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	9,064,763	9,064,763
State Street Institutional Liquid Reserves Fund 0.09% (e)(f)	134,886	134,886

TOTAL SHORT TERM INVESTMENTS —
(Cost $9,199,649)		9,199,649

TOTAL INVESTMENTS — 124.2% (g)
(Cost $79,910,117)		46,453,798
OTHER ASSETS & LIABILITIES — (24.2)%		(9,041,713)

NET ASSETS — 100.0%		$37,412,085

(a)	A portion of the security was on loan at September 30, 2011.
(b)	Affiliated issuer. (See accompanying Notes to Schedules of Investments)
(c)	Non-income producing security.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR KBW Insurance ETF
SCHEDULE OF INVESTMENTS
September 30, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
ASSET MANAGEMENT & CUSTODY BANKS — 4.3%
Ameriprise Financial, Inc.	110,586	$4,352,665

INSURANCE BROKERS — 8.0%
AON Corp.	98,988	4,155,516
Marsh & McLennan Cos., Inc.	149,396	3,964,970

		8,120,486

LIFE & HEALTH INSURANCE — 32.9%
Aflac, Inc.	181,776	6,353,071
Lincoln National Corp. (a)	197,352	3,084,612
MetLife, Inc.	292,051	8,180,348
Principal Financial Group, Inc. (a)	190,633	4,321,650
Prudential Financial, Inc. (a)	153,360	7,186,450
Unum Group	213,547	4,475,945

		33,602,076

MULTI-LINE INSURANCE — 9.4%
Assurant, Inc. (a)	99,908	3,576,706
Genworth Financial, Inc. (Class A) (a)(b)	458,253	2,630,372
Hartford Financial Services Group, Inc. (a)	212,633	3,431,897

		9,638,975

PROPERTY & CASUALTY INSURANCE — 36.8%
Axis Capital Holdings, Ltd.	127,100	3,296,974
Chubb Corp. (a)	135,027	8,100,270
Cincinnati Financial Corp. (a)	129,542	3,410,841
Fidelity National Financial, Inc. (Class A) (a)	169,856	2,578,414
MBIA, Inc. (a)(b)	376,679	2,738,456
The Allstate Corp.	154,584	3,662,095
The Progressive Corp.	235,848	4,188,661
The Travelers Cos., Inc.	197,352	9,616,963

		37,592,674

REINSURANCE — 7.3%
Arch Capital Group, Ltd. (b)	25,665	838,604
Everest Re Group, Ltd.	29,942	2,376,796
XL Group PLC	226,069	4,250,097

		7,465,497

THRIFTS & MORTGAGE FINANCE — 1.0%
MGIC Investment Corp. (a)(b)	553,570	1,035,176

TOTAL COMMON STOCKS —
(Cost $145,650,505)		101,807,549

SHORT TERM INVESTMENTS — 19.7%
MONEY MARKET FUNDS — 19.7%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	20,028,585	20,028,585
State Street Institutional Liquid Reserves Fund 0.09% (d)(e)	52,640	52,640

TOTAL SHORT TERM INVESTMENTS —
(Cost $20,081,225)		20,081,225

TOTAL INVESTMENTS — 119.4% (f)
(Cost $165,731,730)		121,888,774
OTHER ASSETS & LIABILITIES — (19.4)%		(19,773,994)

NET ASSETS — 100.0%		$102,114,780

(a)	A portion of the security was on loan at September 30, 2011.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
PLC = Public Limited Company

SPDR KBW Mortgage Finance ETF
SCHEDULE OF INVESTMENTS
September 30, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
COMMERCIAL BANKS — 7.1%
Popular, Inc. (a)	70,089	$105,134
United Community Banks, Inc. (a)(b)	10,860	92,201

		197,335

DIVERSIFIED FINANCIAL SERVICES — 4.4%
PHH Corp. (a)(b)	7,728	124,266

HOUSEHOLD DURABLES — 34.9%
D.R. Horton, Inc. (b)	24,718	223,451
KB HOME (b)	11,926	69,887
Lennar Corp. (Class A) (b)	9,128	123,593
M.D.C. Holdings, Inc. (b)	5,197	88,037
Meritage Homes Corp. (a)(b)	7,595	114,988
Pulte Group, Inc. (a)(b)	22,919	90,530
Ryland Group, Inc. (b)	6,529	69,534
Toll Brothers, Inc. (a)(b)	13,658	197,085

		977,105

INSURANCE — 19.2%
Fidelity National Financial, Inc. (Class A)	14,657	222,493
First American Financial Corp. (b)	8,528	109,159
Old Republic International Corp. (b)	22,985	205,026

		536,678

IT SERVICES — 2.7%
Lender Processing Services, Inc. (b)	5,596	76,609

REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.0%
Avatar Holdings, Inc. (a)(b)	6,796	55,591

THRIFTS & MORTGAGE FINANCE — 29.5%
Astoria Financial Corp. (b)	11,126	85,559
Capitol Federal Financial, Inc.	11,060	116,794
Hudson City Bancorp, Inc. (b)	41,041	232,292
MGIC Investment Corp. (a)(b)	24,251	45,349
Ocwen Financial Corp. (a)(b)	9,061	119,696
Radian Group, Inc.	21,986	48,149
TFS Financial Corp. (a)(b)	8,661	70,414
Washington Federal, Inc.	8,328	106,099

		824,352

TOTAL COMMON STOCKS —
(Cost $4,234,233)		2,791,936

SHORT TERM INVESTMENTS — 28.9%
MONEY MARKET FUNDS — 28.9%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	802,932	802,932
State Street Institutional Liquid Reserves Fund 0.09% (d)(e)	6,106	6,106

TOTAL SHORT TERM INVESTMENTS —
(Cost $809,038)		809,038

TOTAL INVESTMENTS — 128.7% (f)
(Cost $5,043,271)		3,600,974
OTHER ASSETS & LIABILITIES — (28.7)%		(803,166)

NET ASSETS — 100.0%		$2,797,808

(a)	Non-income producing security.
(b)	A portion of the security was on loan at September 30, 2011.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR KBW Regional Banking ETF
SCHEDULE OF INVESTMENTS
September 30, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
REGIONAL BANKS — 92.3%
Associated Banc-Corp. (a)	1,002,206	$9,320,516
BancorpSouth, Inc. (a)	417,136	3,662,454
Bank of Hawaii Corp.	234,053	8,519,529
BOK Financial Corp. (a)	178,112	8,351,672
Boston Private Financial Holdings, Inc. (a)	1,953,585	11,487,080
Cathay General Bancorp (a)	686,730	7,814,987
City Holding Co. (a)	264,524	7,139,503
City National Corp. (a)	208,598	7,876,660
Columbia Banking System, Inc. (a)	569,807	8,159,636
Community Bank System, Inc. (a)	366,322	8,311,846
CVB Financial Corp. (a)	1,465,172	11,267,173
East West Bancorp, Inc.	468,022	6,978,208
F.N.B. Corp. (a)	1,032,700	8,850,239
First Commonwealth Financial Corp. (a)	1,287,116	4,762,329
First Financial Bancorp. (a)	742,725	10,249,605
First Financial Bankshares, Inc. (a)	300,198	7,853,180
First Horizon National Corp. (a)	737,707	4,396,734
First Midwest Bancorp, Inc. (a)	1,083,675	7,932,501
First Republic Bank (b)	366,302	8,483,554
FirstMerit Corp. (a)	686,814	7,802,207
Fulton Financial Corp.	971,736	7,433,780
Glacier Bancorp, Inc. (a)	615,536	5,767,572
Hancock Holding Co. (a)	325,600	8,719,568
IBERIABANK Corp. (a)	152,645	7,183,474
MB Financial, Inc. (a)	620,716	9,136,939
National Penn Bancshares, Inc. (a)	1,353,239	9,486,205
Old National Bancorp (a)	1,042,857	9,719,427
PacWest Bancorp (a)	569,788	7,942,845
Park National Corp. (a)	152,591	8,069,012
Pinnacle Financial Partners, Inc. (a)(b)	768,181	8,403,900
PrivateBancorp, Inc. (a)	534,230	4,017,410
Prosperity Bancshares, Inc. (a)	249,294	8,146,928
S&T Bancorp, Inc. (a)	401,869	6,494,203
Signature Bank (a)(b)	213,694	10,199,615
Susquehanna Bancshares, Inc. (a)	1,210,774	6,622,934
SVB Financial Group (a)(b)	254,361	9,411,357
Synovus Financial Corp. (a)	4,644,761	4,969,894
TCF Financial Corp. (a)	651,155	5,964,580
Texas Capital Bancshares, Inc. (a)(b)	422,263	9,648,710
Trustmark Corp. (a)	437,446	7,939,645
UMB Financial Corp. (a)	188,282	6,040,087
Umpqua Holdings Corp. (a)	1,012,358	8,898,627
United Bankshares, Inc. (a)	437,523	8,789,837
Valley National Bancorp (a)	839,372	8,888,949
Westamerica Bancorporation (a)	137,396	5,265,015
Wintrust Financial Corp. (a)	401,893	10,372,858

		362,752,984

THRIFTS & MORTGAGE FINANCE — 7.4%
Brookline Bancorp, Inc. (a)	905,580	6,982,022
Hudson City Bancorp, Inc.	625,793	3,541,988
Provident Financial Services, Inc. (a)	844,538	9,078,784
Webster Financial Corp. (a)	615,543	9,417,808

		29,020,602

TOTAL COMMON STOCKS —
(Cost $593,233,958)		391,773,586

SHORT TERM INVESTMENTS — 28.3%
MONEY MARKET FUNDS — 28.3%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	110,765,272	110,765,272
State Street Institutional Liquid Reserves Fund 0.09% (d)(e)	324,430	324,430

TOTAL SHORT TERM INVESTMENTS —
(Cost $111,089,702)		111,089,702

TOTAL INVESTMENTS — 128.0% (f)
(Cost $704,323,660)		502,863,288
OTHER ASSETS & LIABILITIES — (28.0)%		(109,917,827)

NET ASSETS — 100.0%		$392,945,461

(a)	A portion of the security was on loan at September 30, 2011.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR Morgan Stanley Technology ETF
SCHEDULE OF INVESTMENTS
September 30, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
COMMUNICATIONS EQUIPMENT — 13.5%
Cisco Systems, Inc.	282,995	$4,383,593
Juniper Networks, Inc. (a)	151,242	2,610,437
Nokia Oyj ADR (b)	554,592	3,138,991
QUALCOMM, Inc.	111,943	5,443,788
Research In Motion, Ltd. (a)(b)	91,631	1,860,109
Telefonaktiebolaget LM Ericsson (Class B) ADR	489,680	4,676,444

		22,113,362

COMPUTERS & PERIPHERALS — 16.9%
Apple, Inc. (a)	17,182	6,549,435
Dell, Inc. (a)	404,552	5,724,411
EMC Corp. (a)	240,313	5,044,170
Hewlett-Packard Co.	131,500	2,952,175
NetApp, Inc. (a)(b)	102,291	3,471,756
Seagate Technology PLC (b)	375,425	3,859,369

		27,601,316

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.5%
Flextronics International, Ltd. (a)	721,401	4,061,488

HOUSEHOLD DURABLES — 1.8%
Sony Corp., ADR	155,951	2,963,069

INTERNET & CATALOG RETAIL — 4.1%
Amazon.com, Inc. (a)	31,044	6,712,644

INTERNET SOFTWARE & SERVICES — 9.0%
eBay, Inc. (a)	185,309	5,464,763
Google, Inc. (Class A) (a)	9,372	4,820,769
Yahoo!, Inc. (a)	338,115	4,449,593

		14,735,125

IT SERVICES — 13.3%
Accenture PLC (Class A)	109,690	5,778,469
Automatic Data Processing, Inc. (b)	117,340	5,532,581
Infosys Technologies, Ltd. ADR (b)	74,741	3,817,023
International Business Machines Corp. (b)	38,065	6,662,517

		21,790,590

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 17.0%
Analog Devices, Inc.	147,511	4,609,719
Applied Materials, Inc.	405,513	4,197,060
Broadcom Corp. (Class A) (a)	125,906	4,191,411
Intel Corp. (b)	257,189	5,485,841
NVIDIA Corp. (a)(b)	384,831	4,810,387
Texas Instruments, Inc.	169,682	4,522,025

		27,816,443

SOFTWARE — 21.7%
Activision Blizzard, Inc.	454,161	5,404,516
Adobe Systems, Inc. (a)	191,719	4,633,848
Intuit, Inc. (a)	111,365	5,283,156
Microsoft Corp.	198,542	4,941,710
Oracle Corp.	175,844	5,053,757
Salesforce.com, Inc. (a)(b)	40,397	4,616,569
SAP AG ADR	110,412	5,589,055

		35,522,611

TOTAL COMMON STOCKS —
(Cost $197,694,589)		163,316,648

SHORT TERM INVESTMENTS — 9.7%
MONEY MARKET FUNDS — 9.7%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	15,590,233	15,590,233
State Street Institutional Liquid Reserves Fund 0.09% (d)(e)	246,623	246,623

TOTAL SHORT TERM INVESTMENTS —
(Cost $15,836,856)		15,836,856

TOTAL INVESTMENTS — 109.5% (f)
(Cost $213,531,445)		179,153,504
OTHER ASSETS & LIABILITIES — (9.5)%		(15,581,972)

NET ASSETS — 100.0%		$163,571,532

(a)	Non-income producing security.
(b)	A portion of the security was on loan at September 30, 2011.
(c)	Investment of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
ADR = American Depositary Receipt
PLC = Public Limited Company

SPDR S&P Dividend ETF
SCHEDULE OF INVESTMENTS
September 30, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
BEVERAGES — 4.4%
Brown-Forman Corp. (Class B) (a)	879,873	$61,714,292
PepsiCo, Inc.	1,756,104	108,702,838
The Coca-Cola Co.	1,340,401	90,557,491

		260,974,621

CAPITAL MARKETS — 1.6%
Eaton Vance Corp. (a)	4,276,139	95,229,616

CHEMICALS — 7.2%
Air Products & Chemicals, Inc.	1,224,833	93,540,496
PPG Industries, Inc.	1,375,421	97,187,248
RPM International, Inc. (a)	4,720,565	88,274,566
The Sherwin-Williams Co. (a)	900,675	66,938,166
Valspar Corp. (a)	2,443,688	76,267,502

		422,207,978

COMMERCIAL BANKS — 2.0%
Commerce Bancshares, Inc. (a)	2,079,249	72,253,903
Westamerica Bancorporation (a)	1,180,025	45,218,558

		117,472,461

COMMERCIAL SERVICES & SUPPLIES — 3.9%
Pitney Bowes, Inc. (a)(b)	12,258,453	230,458,916

COMPUTERS & PERIPHERALS — 1.4%
Diebold, Inc. (a)	2,886,187	79,399,004

CONTAINERS & PACKAGING — 3.3%
Bemis Co., Inc. (a)	3,521,467	103,214,198
Sonoco Products Co. (a)	3,120,821	88,100,777

		191,314,975

DISTRIBUTORS — 1.8%
Genuine Parts Co. (a)	2,104,207	106,893,716

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.9%
CenturyLink, Inc. (a)	6,887,152	228,102,474

ELECTRICAL EQUIPMENT — 1.6%
Emerson Electric Co.	2,253,633	93,097,579

FOOD & STAPLES RETAILING — 3.0%
Wal-Mart Stores, Inc.	1,824,823	94,708,314
Walgreen Co.	2,568,965	84,493,259

		179,201,573

FOOD PRODUCTS — 3.6%
Archer-Daniels-Midland Co.	2,792,282	69,276,516
Hormel Foods Corp. (a)	2,367,517	63,970,309
McCormick & Co., Inc. (a)	1,735,367	80,104,541

		213,351,366

GAS UTILITIES — 9.7%
Atmos Energy Corp.	3,086,487	100,156,503
National Fuel Gas Co. (a)	1,335,121	64,993,690
Northwest Natural Gas Co. (a)	881,128	38,857,745
Piedmont Natural Gas Co., Inc. (a)	2,258,981	65,261,961
Questar Corp.	6,146,766	108,859,226
UGI Corp.	4,155,513	109,165,327
WGL Holdings, Inc. (a)	2,116,271	82,682,708

		569,977,160

HEALTH CARE EQUIPMENT & SUPPLIES — 1.1%
Becton, Dickinson and Co.	876,344	64,253,542

HEALTH CARE PROVIDERS & SERVICES — 1.2%
Cardinal Health, Inc.	1,684,922	70,564,533

HOTELS, RESTAURANTS & LEISURE — 1.6%
McDonald’s Corp.	1,055,206	92,668,191

HOUSEHOLD DURABLES — 2.7%
Leggett & Platt, Inc. (a)(b)	8,049,243	159,294,519

HOUSEHOLD PRODUCTS — 8.0%
Colgate-Palmolive Co.	1,014,200	89,939,256
Kimberly-Clark Corp. (a)	2,071,557	147,101,263
The Clorox Co. (a)	1,748,269	115,962,683
The Procter & Gamble Co.	1,832,597	115,783,478

		468,786,680

INDUSTRIAL CONGLOMERATES — 1.4%
3M Co.	1,130,682	81,171,661

INSURANCE — 7.3%
Aflac, Inc.	2,984,650	104,313,517
Chubb Corp. (a)	1,441,214	86,458,428
Cincinnati Financial Corp. (a)	7,308,849	192,441,994
Mercury General Corp. (a)	1,165,976	44,715,180

		427,929,119

IT SERVICES — 1.6%
Automatic Data Processing, Inc.	2,035,870	95,991,270

MACHINERY — 3.6%
Dover Corp.	1,347,621	62,799,138
Pentair, Inc. (a)	2,403,523	76,936,771
Stanley Black & Decker, Inc.	1,510,787	74,179,642

		213,915,551

MEDIA — 1.4%
The McGraw-Hill Cos., Inc.	1,995,593	81,819,313

MULTI-UTILITIES — 5.0%
Black Hills Corp. (a)(b)	2,176,131	66,676,654
Consolidated Edison, Inc. (a)	2,688,061	153,273,238
Vectren Corp.	2,678,943	72,545,776

		292,495,668

OIL, GAS & CONSUMABLE FUELS — 3.3%
Chevron Corp.	1,128,563	104,414,649
Exxon Mobil Corp.	1,213,611	88,144,567

		192,559,216

PHARMACEUTICALS — 4.2%
Abbott Laboratories	2,464,183	126,018,318
Johnson & Johnson	1,863,497	118,723,394

		244,741,712

REAL ESTATE INVESTMENT TRUSTS — 5.9%
HCP, Inc.	4,888,761	171,399,961
National Retail Properties, Inc. (a)(b)	6,456,830	173,495,022

		344,894,983

SPECIALTY RETAIL — 1.6%
Lowe’s Cos., Inc.	4,989,199	96,491,109

TEXTILES, APPAREL & LUXURY GOODS — 1.3%
V.F. Corp. (a)	650,784	79,083,272

TOBACCO — 1.0%
Universal Corp. (a)(b)	1,619,081	58,060,245

TOTAL COMMON STOCKS —
(Cost $5,963,798,980)		5,852,402,023

SPDR S&P Dividend ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

Security Description	Shares	Value

SHORT TERM INVESTMENTS — 9.4%
MONEY MARKET FUNDS — 9.4%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	541,463,107	$541,463,107
State Street Institutional Liquid Reserves Fund 0.09% (d)(e)	8,469,818	8,469,818

TOTAL SHORT TERM INVESTMENTS —
(Cost $549,932,925)		549,932,925

TOTAL INVESTMENTS — 109.0% (f)
(Cost $6,513,731,905)		6,402,334,948
OTHER ASSETS & LIABILITIES — (9.0)%		(528,950,526)

NET ASSETS — 100.0%		$5,873,384,422

(a)	A portion of the security was on loan at September 30, 2011.
(b)	Affiliated issuer. (See accompanying Notes to Schedules of Investments)
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P Aerospace & Defense ETF
SCHEDULE OF INVESTMENTS
September 30, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 99.8%
AAR Corp.	4,346	$72,448
Aerovironment, Inc. (a)	3,609	101,593
Alliant Techsystems, Inc.	3,237	176,449
American Science & Engineering, Inc.	947	57,814
BE Aerospace, Inc. (a)	6,060	200,647
Ceradyne, Inc. (a)	3,332	89,597
Cubic Corp.	1,308	51,103
Curtiss-Wright Corp.	3,374	97,272
DigitalGlobe, Inc. (a)	3,789	73,620
Esterline Technologies Corp. (a)	3,182	164,955
General Dynamics Corp.	3,154	179,431
GeoEye, Inc. (a)	2,108	59,762
Goodrich Corp.	2,209	266,582
HEICO Corp.	1,773	87,302
Hexcel Corp. (a)	9,179	203,407
Honeywell International, Inc.	4,160	182,666
Huntington Ingalls Industries, Inc. (a)	6,039	146,929
ITT Corp.	4,349	182,658
L-3 Communications Holdings, Inc.	2,914	180,581
Lockheed Martin Corp.	2,600	188,864
Moog, Inc. (Class A) (a)	2,361	77,016
National Presto Industries, Inc.	340	29,549
Northrop Grumman Corp.	3,591	187,306
Orbital Sciences Corp. (a)	4,217	53,978
Precision Castparts Corp.	1,187	184,531
Raytheon Co.	4,578	187,103
Rockwell Collins, Inc.	3,884	204,920
Spirit Aerosystems Holdings, Inc. (Class A) (a)	12,224	194,973
Teledyne Technologies, Inc. (a)	2,273	111,059
Textron, Inc.	12,192	215,067
The Boeing Co.	3,011	182,196
TransDigm Group, Inc. (a)	2,147	175,345
Triumph Group, Inc.	3,858	188,039
United Technologies Corp.	2,638	185,610

TOTAL COMMON STOCKS —
(Cost $4,989,404)		4,940,372

TOTAL INVESTMENTS — 99.8% (b)
(Cost $4,989,404)		4,940,372
OTHER ASSETS & LIABILITIES — 0.2%		10,500

NET ASSETS — 100.0%		$4,950,872

(a)	Non-income producing security.
(b)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P Biotech ETF
SCHEDULE OF INVESTMENTS
September 30, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
BIOTECHNOLOGY — 99.7%
Acorda Therapeutics, Inc. (a)(b)	523,409	$10,447,244
Alexion Pharmaceuticals, Inc. (b)	211,643	13,557,851
Alkermes PLC (a)(b)	756,442	11,543,305
Amgen, Inc.	227,328	12,491,674
Amylin Pharmaceuticals, Inc. (a)(b)	1,155,554	10,665,763
ARIAD Pharmaceuticals, Inc. (a)(b)	1,284,944	11,294,658
Biogen Idec, Inc. (b)	136,147	12,682,093
BioMarin Pharmaceutical, Inc. (a)(b)	422,266	13,457,617
Celgene Corp. (b)	205,487	12,723,755
Cephalon, Inc. (b)	152,371	12,296,340
Cepheid, Inc. (a)(b)	367,317	14,262,919
Cubist Pharmaceuticals, Inc. (a)(b)	379,985	13,421,070
Dendreon Corp. (a)(b)	1,075,629	9,680,661
Emergent Biosolutions, Inc. (a)(b)	229,046	3,534,180
Enzon Pharmaceuticals, Inc. (a)(b)	420,881	2,963,002
Exact Sciences Corp. (b)	573,022	3,799,136
Exelixis, Inc. (a)(b)	1,476,972	8,064,267
Geron Corp. (a)(b)	1,986,530	4,211,444
Gilead Sciences, Inc. (b)	324,900	12,606,120
Halozyme Therapeutics, Inc. (a)(b)	437,442	2,685,894
Human Genome Sciences, Inc. (b)	1,067,210	13,542,895
ImmunoGen, Inc. (a)(b)	754,225	8,266,306
Incyte Corp. (a)(b)	802,860	11,215,954
InterMune, Inc. (a)(b)	470,970	9,513,594
Ironwood Pharmaceuticals, Inc. (b)	337,314	3,642,991
Isis Pharmaceuticals, Inc. (a)(b)	683,541	4,634,408
Lexicon Pharmaceuticals, Inc. (a)(b)	1,226,968	1,128,688
Medivation, Inc. (a)(b)	339,283	5,761,025
Micromet, Inc. (a)(b)	860,559	4,130,683
Momenta Pharmaceuticals, Inc. (a)(b)	636,132	7,315,518
Myriad Genetics, Inc. (b)	674,983	12,649,181
NPS Pharmaceuticals, Inc. (b)	891,740	5,805,227
Onyx Pharmaceuticals, Inc. (b)	397,055	11,915,621
Opko Health, Inc. (a)(b)	849,628	3,678,889
Pharmacyclics, Inc. (a)(b)	633,420	7,493,359
Pharmasset, Inc. (b)	165,132	13,601,923
Regeneron Pharmaceuticals, Inc. (a)(b)	187,106	10,889,569
Rigel Pharmaceuticals, Inc. (a)(b)	495,920	3,649,971
Savient Pharmaceuticals, Inc. (a)(b)	2,512,643	10,301,836
Seattle Genetics, Inc. (a)(b)	705,944	13,455,293
Spectrum Pharmaceuticals, Inc. (a)(b)	1,362,439	10,395,410
Targacept, Inc. (b)	268,195	4,022,925
Theravance, Inc. (a)(b)	379,300	7,639,102
United Therapeutics Corp. (b)	284,230	10,655,783
Vertex Pharmaceuticals, Inc. (b)	268,136	11,942,777

TOTAL COMMON STOCKS —
(Cost $490,752,731)		403,637,921

SHORT TERM INVESTMENTS — 18.5%
MONEY MARKET FUNDS — 18.5%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	73,762,249	73,762,249
State Street Institutional Liquid Reserves Fund 0.09% (d)(e)	1,300,157	1,300,157

TOTAL SHORT TERM INVESTMENTS —
(Cost $75,062,406)		75,062,406

TOTAL INVESTMENTS — 118.2% (f)
(Cost $565,815,137)		478,700,327
OTHER ASSETS & LIABILITIES — (18.2)%		(73,868,154)

NET ASSETS — 100.0%		$404,832,173

(a)	A portion of the security was on loan at September 30, 2011.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
PLC = Public Limited Company

SPDR S&P Health Care Equipment ETF
SCHEDULE OF INVESTMENTS
September 30, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
HEALTH CARE EQUIPMENT — 84.0%
Abaxis, Inc. (a)	7,303	$167,312
ABIOMED, Inc. (a)	14,455	159,439
Analogic Corp.	3,231	146,720
ArthroCare Corp. (a)	8,002	230,218
Baxter International, Inc.	8,417	472,530
Becton, Dickinson and Co.	5,848	428,775
Boston Scientific Corp. (a)	72,130	426,288
C.R. Bard, Inc.	4,942	432,623
CareFusion Corp. (a)	18,904	452,751
Conceptus, Inc. (a)	17,515	183,382
CONMED Corp. (a)	7,242	166,638
Covidien PLC	9,374	413,393
Cyberonics, Inc. (a)	15,753	445,810
DexCom, Inc. (a)	28,489	341,868
Edwards Lifesciences Corp. (a)	6,347	452,414
Gen-Probe, Inc. (a)	7,864	450,214
Greatbatch, Inc. (a)	8,092	161,921
HeartWare International, Inc. (a)	7,818	503,557
Hill-Rom Holdings, Inc.	16,289	488,996
Hologic, Inc. (a)	28,279	430,124
IDEXX Laboratories, Inc. (a)	6,160	424,855
Insulet Corp. (a)	25,889	395,066
Integra LifeSciences Holdings Corp. (a)	12,393	443,298
Intuitive Surgical, Inc. (a)	1,215	442,600
Invacare Corp.	11,081	255,306
Kinetic Concepts, Inc. (a)	6,700	441,463
MAKO Surgical Corp. (a)	12,633	432,301
Masimo Corp.	19,381	419,599
Medtronic, Inc.	13,428	446,347
Natus Medical, Inc. (a)	20,684	196,705
NuVasive, Inc. (a)	21,392	365,162
NxStage Medical, Inc. (a)	25,240	526,506
Orthofix International NV (a)	7,526	259,722
Quidel Corp. (a)	7,752	126,900
ResMed, Inc. (a)	15,504	446,360
Sirona Dental Systems, Inc. (a)	10,740	455,483
SonoSite, Inc. (a)	7,752	235,196
St. Jude Medical, Inc.	10,503	380,104
STERIS Corp.	15,105	442,123
Stryker Corp.	9,557	450,421
Teleflex, Inc.	8,250	443,603
Thoratec Corp. (a)	14,434	471,126
Varian Medical Systems, Inc. (a)	8,700	453,792
Volcano Corp. (a)	16,164	478,939
Wright Medical Group, Inc. (a)	19,517	348,964
Zimmer Holdings, Inc. (a)	8,266	442,231
Zoll Medical Corp. (a)	10,962	413,706

		17,592,851

HEALTH CARE SUPPLIES — 15.9%
Alere, Inc. (a)	20,524	403,297
Align Technology, Inc. (a)	26,150	396,695
DENTSPLY International, Inc.	13,750	421,987
Haemonetics Corp. (a)	7,618	445,501
ICU Medical, Inc. (a)	4,441	163,429
Meridian Bioscience, Inc.	16,683	262,590
Merit Medical Systems, Inc. (a)	20,763	272,826
Neogen Corp. (a)	6,102	211,861
The Cooper Cos., Inc.	6,118	484,240
West Pharmaceutical Services, Inc.	7,421	275,319

		3,337,745

TOTAL COMMON STOCKS —
(Cost $23,726,718)		20,930,596

SHORT TERM INVESTMENT — 0.1%
MONEY MARKET FUND — 0.1%
State Street Institutional Liquid Reserves Fund 0.09% (b)(c) (Cost $30,668)	30,668	30,668

TOTAL INVESTMENTS — 100.0% (d)
(Cost $23,757,386)		20,961,264
OTHER ASSETS & LIABILITIES — 0.0% (e)		1,164

NET ASSETS — 100.0%		$20,962,428

(a)	Non-income producing security.
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(e)	Amount shown represents less than 0.05% of net assets.
PLC = Public Limited Company

SPDR S&P Health Care Services ETF
SCHEDULE OF INVESTMENTS
September 30, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
HEALTH CARE DISTRIBUTORS — 16.6%
AmerisourceBergen Corp.	2,585	$96,343
Cardinal Health, Inc.	2,470	103,444
Henry Schein, Inc. (a)	1,633	101,262
McKesson Corp.	1,340	97,418
MWI Veterinary Supply, Inc. (a)	976	67,168
Owens & Minor, Inc.	3,581	101,987
Patterson Cos., Inc.	3,649	104,471
PharMerica Corp. (a)	4,405	62,859
PSS World Medical, Inc. (a)	4,602	90,614

		825,566

HEALTH CARE FACILITIES — 22.8%
AmSurg Corp. (a)	2,131	47,947
Brookdale Senior Living, Inc. (a)	6,874	86,200
Community Health Systems, Inc. (a)	5,620	93,517
Emeritus Corp. (a)	2,992	42,187
Hanger Orthopedic Group, Inc. (a)	3,819	72,141
HCA Holdings, Inc. (a)	5,424	109,348
Health Management Associates, Inc. (Class A) (a)	13,766	95,261
HEALTHSOUTH Corp. (a)	5,013	74,844
Kindred Healthcare, Inc. (a)	8,426	72,632
LifePoint Hospitals, Inc. (a)	2,937	107,612
Sunrise Assisted Living, Inc. (a)	13,328	61,709
Tenet Healthcare Corp. (a)	19,772	81,658
Universal Health Services, Inc. (Class B)	2,623	89,182
VCA Antech, Inc. (a)	5,880	93,962

		1,128,200

HEALTH CARE SERVICES — 34.2%
Accretive Health, Inc. (a)	4,276	90,780
Air Methods Corp. (a)	1,272	80,988
Amedisys, Inc. (a)	6,387	94,655
Bio-Reference Laboratories, Inc. (a)	3,027	55,727
Catalyst Health Solutions, Inc. (a)	1,922	110,880
Chemed Corp.	1,747	96,015
DaVita, Inc. (a)	1,391	87,174
ExamWorks Group, Inc. (a)	8,476	86,286
Express Scripts, Inc. (a)	2,273	84,260
Healthways, Inc. (a)	2,964	29,136
HMS Holdings Corp. (a)	3,967	96,755
IPC The Hospitalist Co. (a)	1,869	66,705
Laboratory Corp. of America Holdings (a)	1,225	96,836
Landauer, Inc.	535	26,504
LHC Group, Inc. (a)	2,741	46,761
Lincare Holdings, Inc.	4,774	107,415
Medco Health Solutions, Inc. (a)	1,934	90,685
MEDNAX, Inc. (a)	1,590	99,598
Omnicare, Inc.	3,509	89,234
Quest Diagnostics, Inc.	2,054	101,385
Team Health Holdings, Inc. (a)	3,487	57,257

		1,695,036

MANAGED HEALTH CARE — 26.2%
Aetna, Inc.	2,612	94,946
AMERIGROUP Corp. (a)	2,234	87,148
Centene Corp. (a)	3,325	95,328
CIGNA Corp.	2,315	97,091
Coventry Health Care, Inc. (a)	3,156	90,924
Health Net, Inc. (a)	4,350	103,139
Healthspring, Inc. (a)	2,738	99,827
Humana, Inc.	1,370	99,640
Magellan Health Services, Inc. (a)	2,155	104,087
Molina Healthcare, Inc. (a)	5,791	89,413
UnitedHealth Group, Inc.	2,180	100,542
Universal American Corp.	4,229	42,544
WellCare Health Plans, Inc. (a)	2,340	88,873
WellPoint, Inc.	1,606	104,840

		1,298,342

TOTAL COMMON STOCKS —
(Cost $4,992,220)		4,947,144

TOTAL INVESTMENTS — 99.8% (b)
(Cost $4,992,220)		4,947,144
OTHER ASSETS & LIABILITIES — 0.2%		7,683

NET ASSETS — 100.0%		$4,954,827

(a)	Non-income producing security.
(b)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P Homebuilders ETF
SCHEDULE OF INVESTMENTS
September 30, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
BUILDING PRODUCTS — 25.8%
A.O. Smith Corp.	518,273	$16,600,284
Ameron International Corp. (a)	229,576	19,500,186
Armstrong World Industries, Inc. (a)	468,571	16,137,585
Griffon Corp. (a)(b)	337,242	2,758,640
Lennox International, Inc. (a)	667,427	17,206,268
Masco Corp.	2,485,858	17,699,309
Owens Corning, Inc. (b)	750,383	16,268,303
Quanex Building Products Corp. (a)	686,386	7,515,927
Simpson Manufacturing Co., Inc. (a)	360,923	8,997,810
Universal Forest Products, Inc. (a)	181,241	4,358,846
USG Corp. (a)(b)	2,384,942	16,050,660

		143,093,818

HOME FURNISHINGS — 12.8%
Ethan Allen Interiors, Inc. (a)	541,827	7,374,265
La-Z-Boy, Inc. (a)(b)	1,079,321	7,997,769
Leggett & Platt, Inc.	929,490	18,394,607
Mohawk Industries, Inc. (a)(b)	448,755	19,256,077
Tempur-Pedic International, Inc. (b)	340,804	17,929,698

		70,952,416

HOME FURNISHING RETAIL — 16.7%
Aaron’s, Inc. (a)	710,785	17,947,321
Bed Bath & Beyond, Inc. (b)	344,429	19,739,226
Pier 1 Imports, Inc. (a)(b)	1,834,402	17,940,452
Select Comfort Corp. (a)(b)	1,292,209	18,052,160
Williams-Sonoma, Inc.	621,470	19,135,061

		92,814,220

HOME IMPROVEMENT RETAIL — 10.2%
Home Depot, Inc.	608,437	19,999,324
Lowe’s Cos., Inc.	1,022,654	19,778,128
Lumber Liquidators Holdings, Inc. (a)(b)	1,121,084	16,928,369

		56,705,821

HOMEBUILDING — 27.3%
D.R. Horton, Inc. (a)	2,023,975	18,296,734
KB HOME (a)	3,419,617	20,038,956
Lennar Corp. (Class A) (a)	1,438,386	19,475,746
M.D.C. Holdings, Inc. (a)	1,101,038	18,651,584
NVR, Inc. (b)	31,579	19,073,084
Pulte Group, Inc. (a)(b)	4,509,162	17,811,190
Ryland Group, Inc. (a)	1,937,011	20,629,167
Toll Brothers, Inc. (a)(b)	1,236,531	17,843,142

		151,819,603

HOUSEHOLD APPLIANCES — 7.0%
Helen of Troy, Ltd. (b)	289,215	7,265,081
iRobot Corp. (a)(b)	527,173	13,263,673
Whirlpool Corp. (a)	369,051	18,419,335

		38,948,089

TOTAL COMMON STOCKS —
(Cost $780,198,419)		554,333,967

SHORT TERM INVESTMENTS — 24.6%
MONEY MARKET FUNDS — 24.6%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	135,670,458	135,670,458
State Street Institutional Liquid Reserves Fund 0.09% (d)(e)	734,621	734,621

TOTAL SHORT TERM INVESTMENTS —
(Cost $136,405,079)		136,405,079

TOTAL INVESTMENTS — 124.4% (f)
(Cost $916,603,498)		690,739,046
OTHER ASSETS & LIABILITIES — (24.4)%		(135,304,491)

NET ASSETS — 100.0%		$555,434,555

(a)	A portion of the security was on loan at September 30, 2011.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P Metals & Mining ETF
SCHEDULE OF INVESTMENTS
September 30, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
ALUMINUM — 7.5%
Alcoa, Inc.	1,938,460	$18,551,062
Century Aluminum Co. (a)(b)	2,061,348	18,428,451
Kaiser Aluminum Corp. (a)	302,671	13,402,272

		50,381,785

COAL & CONSUMABLE FUELS — 16.3%
Alpha Natural Resources, Inc. (b)	728,587	12,888,704
Arch Coal, Inc.	1,149,964	16,766,475
Cloud Peak Energy, Inc. (a)(b)	1,117,915	18,948,659
CONSOL Energy, Inc.	520,529	17,661,549
James River Coal Co. (a)(b)(c)	2,209,444	14,074,158
Patriot Coal Corp. (a)(b)	1,549,151	13,105,818
Peabody Energy Corp.	479,568	16,247,764

		109,693,127

DIVERSIFIED METALS & MINING — 24.4%
AMCOL International Corp. (a)	353,370	8,477,346
Compass Minerals International, Inc.	315,229	21,050,993
Freeport-McMoRan Copper & Gold, Inc.	534,521	16,276,164
General Moly, Inc. (a)(b)	1,945,869	5,643,020
Globe Specialty Metals, Inc. (a)	1,476,794	21,443,049
Horsehead Holding Corp. (a)(b)	1,171,692	8,693,955
Materion Corp. (a)(b)	337,266	7,649,193
Molycorp, Inc. (a)(b)	414,812	13,634,870
RTI International Metals, Inc. (a)(b)	986,252	22,999,397
Titanium Metals Corp. (a)	1,516,707	22,720,271
Walter Energy, Inc.	254,465	15,270,445

		163,858,703

GOLD — 10.8%
Allied Nevada Gold Corp. (a)(b)	513,578	18,391,228
Newmont Mining Corp.	343,988	21,636,845
Royal Gold, Inc.	276,211	17,694,077
US Gold Corp. (a)(b)	3,661,886	14,684,163

		72,406,313

PRECIOUS METALS & MINERALS — 6.8%
Coeur d’Alene Mines Corp. (a)(b)	771,394	16,538,687
Hecla Mining Co. (a)(b)	2,889,035	15,485,228
Stillwater Mining Co. (a)(b)	1,629,015	13,846,627

		45,870,542

STEEL — 33.8%
AK Steel Holding Corp. (a)	2,730,875	17,859,922
Allegheny Technologies, Inc. (a)	501,639	18,555,627
Carpenter Technology Corp.	469,113	21,058,483
Cliffs Natural Resources, Inc.	292,992	14,992,401
Commercial Metals Co.	2,078,522	19,766,744
Haynes International, Inc. (a)	306,683	13,325,376
Nucor Corp.	677,295	21,429,614
Reliance Steel & Aluminum Co.	582,995	19,827,660
Schnitzer Steel Industries, Inc. (Class A) (a)	554,206	20,394,781
Steel Dynamics, Inc.	1,990,063	19,741,425
United States Steel Corp. (a)	819,250	18,031,692
Worthington Industries, Inc. (a)	1,562,131	21,822,970

		226,806,695

TOTAL COMMON STOCKS —
(Cost $1,074,712,586)		669,017,165

SHORT TERM INVESTMENTS — 17.1%
MONEY MARKET FUNDS — 17.1%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	112,207,759	112,207,759
State Street Institutional Liquid Reserves Fund 0.09% (e)(f)	2,301,542	2,301,542

TOTAL SHORT TERM INVESTMENTS —
(Cost $114,509,301)		114,509,301

TOTAL INVESTMENTS — 116.7% (g)
(Cost $1,189,221,887)		783,526,466
OTHER ASSETS & LIABILITIES — (16.7)%		(111,898,889)

NET ASSETS — 100.0%		$671,627,577

(a)	A portion of the security was on loan at September 30, 2011.
(b)	Non-income producing security.
(c)	Affiliated issuer. (See accompanying Notes to Schedules of Investments)
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P Oil & Gas Equipment & Services ETF
SCHEDULE OF INVESTMENTS
September 30, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
OIL & GAS DRILLING — 27.0%
Atwood Oceanics, Inc. (a)	191,880	$6,592,997
Diamond Offshore Drilling, Inc. (b)	124,206	6,799,036
Helmerich & Payne, Inc.	145,067	5,889,720
Hercules Offshore, Inc. (a)(b)	1,943,142	5,673,975
Nabors Industries, Ltd. (a)	455,960	5,590,070
Noble Corp. (a)	226,284	6,641,435
Parker Drilling Co. (a)(b)	1,123,817	4,933,557
Patterson-UTI Energy, Inc.	337,904	5,859,255
Pioneer Drilling Co. (a)	690,943	4,960,971
Rowan Cos., Inc. (a)	219,523	6,627,399
Transocean, Ltd.	141,271	6,744,278
Unit Corp. (a)	169,189	6,246,458
Vantage Drilling Co. (a)(b)	1,745,666	2,182,082

		74,741,233

OIL & GAS EQUIPMENT & SERVICES — 72.8%
Baker Hughes, Inc.	134,855	6,224,907
Basic Energy Services, Inc. (a)	394,595	5,587,465
Bristow Group, Inc. (b)	186,196	7,900,296
Cameron International Corp. (a)	158,563	6,586,707
CARBO Ceramics, Inc. (b)	53,193	5,453,878
Complete Production Services, Inc. (a)(b)	296,874	5,596,075
Core Laboratories NV (b)	68,716	6,172,758
Dresser-Rand Group, Inc. (a)(b)	183,535	7,438,674
Dril-Quip, Inc. (a)	125,674	6,775,085
Exterran Holdings, Inc. (a)(b)	729,825	7,093,899
FMC Technologies, Inc. (a)	182,232	6,851,923
Global Industries, Ltd. (a)(b)	961,855	7,617,892
Gulfmark Offshore, Inc. (Class A) (a)	148,704	5,403,903
Halliburton Co.	193,047	5,891,794
Helix Energy Solutions Group, Inc. (a)(b)	486,734	6,376,215
Hornbeck Offshore Services, Inc. (a)(b)	289,221	7,204,495
ION Geophysical Corp. (a)(b)	1,248,875	5,907,179
Key Energy Services, Inc. (a)(b)	603,792	5,729,986
Lufkin Industries, Inc. (b)	127,285	6,772,835
McDermott International, Inc. (a)	578,280	6,222,293
National Oilwell Varco, Inc.	122,089	6,253,399
Newpark Resources, Inc. (a)(b)	1,002,055	6,102,515
Oceaneering International, Inc.	191,172	6,756,018
Oil States International, Inc. (a)	126,565	6,444,690
OYO Geospace Corp. (a)(b)	66,454	3,740,696
RPC, Inc. (b)	329,180	5,372,218
Schlumberger, Ltd.	106,669	6,371,339
SEACOR Holdings, Inc.	88,954	7,135,000
Superior Energy Services, Inc. (a)	226,374	5,940,054
Tetra Technologies, Inc. (a)(b)	565,504	4,365,691
Tidewater, Inc. (b)	146,114	6,144,094
Weatherford International, Ltd. (a)	480,335	5,864,890
Willbros Group, Inc. (a)(b)	431,821	1,800,694

		201,099,557

TOTAL COMMON STOCKS —
(Cost $358,335,399)		275,840,790

SHORT TERM INVESTMENTS — 15.9%
MONEY MARKET FUNDS — 15.9%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	43,236,499	43,236,499
State Street Institutional Liquid Reserves Fund 0.09% (d)(e)	515,066	515,066

TOTAL SHORT TERM INVESTMENTS —
(Cost $43,751,565)		43,751,565

TOTAL INVESTMENTS — 115.7% (f)
(Cost $402,086,964)		319,592,355
OTHER ASSETS & LIABILITIES — (15.7)%		(43,295,220)

NET ASSETS — 100.0%		$276,297,135

(a)	Non-income producing security.
(b)	A portion of the security was on loan at September 30, 2011.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P Oil & Gas Exploration & Production ETF
SCHEDULE OF INVESTMENTS
September 30, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 100.1%
INTEGRATED OIL & GAS — 10.5%
Chevron Corp.	79,741	$7,377,637
ConocoPhillips	118,221	7,485,754
Exxon Mobil Corp.	106,935	7,766,689
Hess Corp.	131,476	6,897,231
Marathon Oil Corp.	305,946	6,602,315
Murphy Oil Corp.	151,311	6,681,894
Occidental Petroleum Corp.	94,247	6,738,660

		49,550,180

OIL & GAS EXPLORATION & PRODUCTION — 78.0%
Abraxas Petroleum Corp. (a)(b)	2,258,134	5,961,474
Anadarko Petroleum Corp.	108,653	6,850,572
Apache Corp.	79,830	6,405,559
Approach Resources, Inc. (a)(b)	402,380	6,836,436
ATP Oil & Gas Corp. (a)(b)	634,095	4,888,872
Berry Petroleum Co. (Class A)	169,908	6,011,345
Bill Barrett Corp. (a)(b)	170,060	6,162,974
BPZ Resources, Inc. (a)(b)	2,173,682	6,021,099
Brigham Exploration Co. (a)(b)	270,544	6,833,941
Cabot Oil & Gas Corp.	108,213	6,699,467
Carrizo Oil & Gas, Inc. (a)(b)	275,010	5,926,465
Chesapeake Energy Corp.	249,962	6,386,529
Cimarex Energy Co.	116,088	6,466,102
Clayton Williams Energy, Inc. (a)(b)	146,365	6,265,886
Cobalt International Energy, Inc. (a)(b)	754,241	5,815,198
Comstock Resources, Inc. (a)(b)	423,674	6,550,000
Concho Resources, Inc. (a)(b)	90,860	6,463,780
Contango Oil & Gas Co. (a)(b)	133,244	7,289,779
Continental Resources, Inc. (a)(b)	149,960	7,253,565
Denbury Resources, Inc. (b)	538,906	6,197,419
Devon Energy Corp.	119,787	6,640,991
Energen Corp.	170,166	6,958,088
Energy Partners, Ltd. (a)(b)	466,827	5,167,775
Energy XXI Bermuda, Ltd. (b)	318,015	6,821,422
EOG Resources, Inc.	88,994	6,319,464
EQT Corp.	128,650	6,864,764
EXCO Resources, Inc. (a)	609,857	6,537,667
Forest Oil Corp. (b)	406,513	5,853,787
GeoResources, Inc. (a)(b)	356,466	6,341,530
Goodrich Petroleum Corp. (a)(b)	537,418	6,352,281
Gulfport Energy Corp. (a)(b)	289,120	6,990,922
Harvest Natural Resources, Inc. (a)(b)	636,690	5,456,433
Hyperdynamics Corp. (a)(b)	1,795,120	6,641,944
Magnum Hunter Resources Corp. (a)(b)	1,922,276	6,362,734
McMoRan Exploration Co. (a)(b)	636,503	6,320,475
Newfield Exploration Co. (b)	159,489	6,330,118
Noble Energy, Inc.	92,376	6,540,221
Northern Oil and Gas, Inc. (a)(b)	384,658	7,458,519
Oasis Petroleum, Inc. (a)(b)	316,804	7,074,233
Penn Virginia Corp. (a)	990,109	5,514,907
Petroleum Development Corp. (a)(b)	304,710	5,908,327
Petroquest Energy, Inc. (a)(b)	1,039,012	5,714,566
Pioneer Natural Resources Co. (a)	104,496	6,872,702
Plains Exploration & Production Co. (b)	275,221	6,250,269
QEP Resources, Inc.	230,416	6,237,361
Quicksilver Resources, Inc. (a)(b)	876,779	6,645,985
Range Resources Corp.	120,893	7,067,405
Rex Energy Corp. (a)(b)	573,452	7,254,168
Rosetta Resources, Inc. (b)	178,969	6,124,319
SandRidge Energy, Inc. (a)(b)	1,105,304	6,145,490
SM Energy Co.	102,376	6,209,104
Southwestern Energy Co. (b)	211,436	7,047,162
Stone Energy Corp. (a)(b)	338,048	5,479,758
Swift Energy Co. (a)(b)	249,031	6,061,415
Ultra Petroleum Corp. (b)	243,174	6,740,783
VAALCO Energy, Inc. (a)(b)	946,439	4,599,694
W&T Offshore, Inc. (a)	410,414	5,647,297
Whiting Petroleum Corp. (b)	173,902	6,100,482

		367,941,024

OIL & GAS REFINING & MARKETING — 11.6%
Clean Energy Fuels Corp. (a)(b)	571,333	6,353,223
CVR Energy, Inc. (a)(b)	273,554	5,782,932
Hollyfrontier Corp.	216,009	5,663,756
Marathon Petroleum Corp.	208,165	5,632,945
Sunoco, Inc.	203,841	6,321,109
Tesoro Corp. (a)(b)	323,813	6,304,639
Valero Energy Corp.	340,207	6,048,880
Western Refining, Inc. (a)(b)	448,434	5,587,488
World Fuel Services Corp. (a)	216,618	7,072,578

		54,767,550

TOTAL COMMON STOCKS —
(Cost $734,551,157)		472,258,754

SHORT TERM INVESTMENTS — 21.1%
MONEY MARKET FUNDS — 21.1%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	99,129,677	99,129,677
State Street Institutional Liquid Reserves Fund 0.09% (d)(e)	395,813	395,813

TOTAL SHORT TERM INVESTMENTS —
(Cost $99,525,490)		99,525,490

TOTAL INVESTMENTS — 121.2% (f)
(Cost $834,076,647)		571,784,244
OTHER ASSETS & LIABILITIES — (21.2)%		(100,065,495)

NET ASSETS — 100.0%		$471,718,749

(a)	A portion of the security was on loan at September 30, 2011.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P Pharmaceuticals ETF
SCHEDULE OF INVESTMENTS
September 30, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 100.0%
PHARMACEUTICALS — 100.0%
Abbott Laboratories	183,686	$9,393,702
Akorn, Inc. (a)(b)	399,271	3,118,307
Allergan, Inc.	117,898	9,712,437
Auxilium Pharmaceuticals, Inc. (b)	483,428	7,246,586
AVANIR Pharmaceuticals, Inc. (Class A) (a)(b)	2,292,268	6,555,886
Bristol-Myers Squibb Co.	317,661	9,968,202
DepoMed, Inc. (a)(b)	592,030	3,196,962
Eli Lilly & Co.	256,377	9,478,258
Endo Pharmaceuticals Holdings, Inc. (b)	310,949	8,703,463
Forest Laboratories, Inc. (b)	282,837	8,708,551
Hospira, Inc. (b)	224,667	8,312,679
Impax Laboratories, Inc. (a)(b)	432,772	7,750,947
Jazz Pharmaceuticals, Inc. (a)(b)	221,549	9,198,714
Johnson & Johnson	145,555	9,273,309
Medicis Pharmaceutical Corp. (Class A) (a)	245,384	8,951,608
Merck & Co., Inc.	290,923	9,516,091
Mylan, Inc. (b)	478,464	8,133,888
Nektar Therapeutics (a)(b)	814,390	3,949,791
Optimer Pharmaceuticals, Inc. (a)(b)	344,468	4,767,437
Par Pharmaceutical Cos., Inc. (b)	153,826	4,094,848
Perrigo Co. (a)	101,918	9,897,257
Pfizer, Inc.	506,734	8,959,057
Questcor Pharmaceuticals, Inc. (a)(b)	312,200	8,510,572
Salix Pharmaceuticals, Ltd. (a)(b)	333,441	9,869,854
The Medicines Co. (a)(b)	310,802	4,624,734
ViroPharma, Inc. (a)(b)	428,580	7,744,441
VIVUS, Inc. (a)(b)	709,969	5,729,450
Warner Chilcott PLC (b)	619,600	8,860,280
Watson Pharmaceuticals, Inc. (b)	140,604	9,596,223

TOTAL COMMON STOCKS —
(Cost $219,999,271)		223,823,534

SHORT TERM INVESTMENTS — 15.4%
MONEY MARKET FUNDS — 15.4%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	34,504,099	34,504,099
State Street Institutional Liquid Reserves Fund 0.09% (d)(e)	100	100

TOTAL SHORT TERM INVESTMENTS —
(Cost $34,504,199)		34,504,199

TOTAL INVESTMENTS — 115.4% (f)
(Cost $254,503,470)		258,327,733
OTHER ASSETS & LIABILITIES — (15.4)%		(34,389,750)

NET ASSETS — 100.0%		$223,937,983

(a)	A portion of the security was on loan at September 30, 2011.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
PLC = Public Limited Company

SPDR S&P Retail ETF
SCHEDULE OF INVESTMENTS
September 30, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
APPAREL RETAIL — 30.8%
Abercrombie & Fitch Co. (Class A) (a)	82,598	$5,084,733
Aeropostale, Inc. (a)(b)	509,976	5,512,841
American Eagle Outfitters, Inc. (a)	486,685	5,703,948
ANN, Inc. (a)(b)	230,000	5,253,200
Ascena Retail Group, Inc. (a)(b)	194,249	5,258,320
Brown Shoe Co., Inc. (a)	738,592	5,258,775
Charming Shoppes, Inc. (a)(b)	2,026,202	5,268,125
Chico’s FAS, Inc. (a)	406,487	4,646,146
Collective Brands, Inc. (a)(b)	412,623	5,347,594
DSW, Inc. (Class A)	116,858	5,396,502
Foot Locker, Inc.	264,226	5,308,300
Genesco, Inc. (a)(b)	111,054	5,722,613
Guess?, Inc.	173,239	4,935,579
Jos. A. Bank Clothiers, Inc. (a)(b)	104,696	4,881,975
Limited Brands, Inc.	142,330	5,481,128
Ross Stores, Inc.	70,360	5,536,628
Rue21, Inc. (a)(b)	210,239	4,770,323
Stage Stores, Inc. (a)	380,353	5,275,496
The Buckle, Inc. (a)	143,830	5,531,702
The Cato Corp. (Class A) (a)	219,637	4,955,011
The Children’s Place Retail Stores, Inc. (a)(b)	123,674	5,754,551
The Finish Line, Inc. (Class A) (a)	274,550	5,488,255
The Gap, Inc. (a)	325,391	5,284,350
The Men’s Wearhouse, Inc. (a)	199,596	5,205,464
The Wet Seal, Inc. (Class A) (a)(b)	1,117,372	5,005,827
TJX Cos., Inc.	100,507	5,575,123
Urban Outfitters, Inc. (a)(b)	211,961	4,730,970
Zumiez, Inc. (a)(b)	293,326	5,136,138

		147,309,617

AUTOMOTIVE RETAIL — 12.2%
Advance Auto Parts, Inc. (a)	86,123	5,003,746
Asbury Automotive Group, Inc. (a)(b)	288,928	4,764,423
AutoNation, Inc. (b)	135,468	4,440,641
AutoZone, Inc. (b)	16,518	5,272,381
CarMax, Inc. (a)(b)	197,845	4,718,603
Group 1 Automotive, Inc. (a)	139,162	4,947,209
Lithia Motors, Inc. (Class A)	320,501	4,608,804
Monro Muffler Brake, Inc. (a)	139,303	4,592,820
O’Reilly Automotive, Inc. (b)	77,354	5,154,097
Penske Automotive Group, Inc. (a)	298,055	4,768,880
Pep Boys-Manny, Moe & Jack (a)	543,491	5,364,256
Sonic Automotive, Inc. (Class A) (a)	426,057	4,597,155

		58,233,015

CATALOG RETAIL — 1.2%
HSN, Inc. (a)(b)	165,826	5,493,816

COMPUTER & ELECTRONICS RETAIL — 4.3%
Best Buy Co., Inc. (a)	212,507	4,951,413
GameStop Corp. (Class A) (a)(b)	225,164	5,201,288
RadioShack Corp.	439,866	5,111,243
Rent-A-Center, Inc. (a)	192,351	5,280,035

		20,543,979

DEPARTMENT STORES — 7.9%
Dillard’s, Inc. (Class A) (a)	116,210	5,052,811
J.C. Penney Co., Inc. (a)	205,530	5,504,093
Kohl’s Corp.	122,188	5,999,431
Macy’s, Inc.	206,899	5,445,582
Nordstrom, Inc. (a)	118,150	5,397,092
Saks, Inc. (a)(b)	554,524	4,852,085
Sears Holdings Corp. (a)(b)	97,220	5,592,094

		37,843,188

DRUG RETAIL — 3.0%
CVS Caremark Corp.	142,658	4,790,456
Rite Aid Corp. (a)(b)	4,866,528	4,769,197
Walgreen Co.	147,362	4,846,736

		14,406,389

FOOD RETAIL — 8.4%
Casey’s General Stores, Inc. (a)	122,025	5,326,391
Ruddick Corp. (a)	135,364	5,277,842
Safeway, Inc.	290,784	4,835,738
SUPERVALU, Inc. (a)	697,075	4,642,520
The Fresh Market, Inc. (a)(b)	139,069	5,306,873
The Kroger Co.	236,529	5,194,177
Whole Foods Market, Inc.	80,734	5,272,738
Winn-Dixie Stores, Inc. (a)(b)	726,221	4,299,228

		40,155,507

GENERAL MERCHANDISE STORES — 7.7%
99 Cents Only Stores (a)(b)	280,018	5,157,932
Big Lots, Inc. (b)	164,098	5,715,533
Dollar General Corp. (a)(b)	149,647	5,650,671
Dollar Tree, Inc. (b)	74,089	5,564,825
Family Dollar Stores, Inc.	103,551	5,266,604
Fred’s, Inc. (Class A) (a)	394,496	4,205,327
Target Corp.	104,120	5,106,045

		36,666,937

HYPERMARKETS & SUPER CENTERS — 3.2%
Costco Wholesale Corp.	65,988	5,418,935
PriceSmart, Inc. (a)	77,667	4,840,207
Wal-Mart Stores, Inc.	101,458	5,265,670

		15,524,812

INTERNET RETAIL — 5.6%
Amazon.com, Inc. (b)	24,655	5,331,151
Blue Nile, Inc. (a)(b)	148,894	5,252,980
Expedia, Inc. (a)	178,795	4,603,971
Netflix, Inc. (b)	25,486	2,883,996
Priceline.com, Inc. (b)	10,042	4,513,477
Shutterfly, Inc. (a)(b)	102,886	4,236,846

		26,822,421

SPECIALTY STORES — 15.5%
Barnes & Noble, Inc. (a)	457,649	5,413,988
Cabela’s, Inc. (a)(b)	239,722	4,911,904
Dick’s Sporting Goods, Inc. (a)(b)	160,601	5,373,709
GNC Holdings, Inc. (Class A) (b)	222,292	4,472,515
Hibbett Sports, Inc. (a)(b)	154,667	5,241,665
Office Depot, Inc. (a)(b)	2,206,444	4,545,275
OfficeMax, Inc. (a)(b)	957,209	4,642,464
PetSmart, Inc.	124,559	5,312,441
Sally Beauty Holdings, Inc. (a)(b)	308,169	5,115,605
Signet Jewelers, Ltd. (b)	145,720	4,925,336
Staples, Inc.	383,668	5,102,784
Tiffany & Co.	76,026	4,623,901
Tractor Supply Co.	80,481	5,034,087

SPDR S&P Retail ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

Security Description	Shares	Value

Ulta Salon Cosmetics & Fragrance, Inc. (b)	76,081	$4,734,521
Vitamin Shoppe, Inc. (a)(b)	130,726	4,894,381

		74,344,576

TOTAL COMMON STOCKS —
(Cost $550,050,481)		477,344,257

SHORT TERM INVESTMENTS — 25.5%
MONEY MARKET FUNDS — 25.5%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	120,312,021	120,312,021
State Street Institutional Liquid Reserves Fund 0.09% (d)(e)	1,586,591	1,586,591

TOTAL SHORT TERM INVESTMENTS —
(Cost $121,898,612)		121,898,612

TOTAL INVESTMENTS — 125.3% (f)
(Cost $671,949,093)		599,242,869
OTHER ASSETS & LIABILITIES — (25.3)%		(120,934,739)

NET ASSETS — 100.0%		$478,308,130

(a)	A portion of the security was on loan at September 30, 2011.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investment)

SPDR S&P Semiconductor ETF
SCHEDULE OF INVESTMENTS
September 30, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
SEMICONDUCTORS — 99.8%
Advanced Micro Devices, Inc. (a)(b)	164,206	$834,166
Altera Corp.	30,915	974,750
Analog Devices, Inc.	33,301	1,040,656
Applied Micro Circuits Corp. (a)(b)	171,920	923,210
Atmel Corp. (a)(b)	123,272	994,805
Broadcom Corp. (Class A) (b)	32,001	1,065,313
Cavium, Inc. (a)(b)	34,683	936,788
CEVA, Inc. (a)(b)	32,101	780,375
Cirrus Logic, Inc. (a)(b)	75,557	1,113,710
Cree, Inc. (a)(b)	34,165	887,607
CSR PLC, ADR (b)	693	9,245
Cypress Semiconductor Corp. (a)(b)	68,862	1,030,864
Diodes, Inc. (a)(b)	53,373	956,444
Entropic Communications, Inc. (a)(b)	246,653	1,018,677
Fairchild Semiconductor International, Inc. (b)	90,467	977,044
First Solar, Inc. (a)(b)	12,605	796,762
Hittite Microwave Corp. (b)	21,008	1,023,090
Integrated Device Technology, Inc. (a)(b)	191,807	987,806
Intel Corp.	54,369	1,159,691
International Rectifier Corp. (b)	51,905	966,471
Intersil Corp. (Class A) (a)	102,291	1,052,574
Lattice Semiconductor Corp. (a)(b)	132,311	694,633
Linear Technology Corp.	38,030	1,051,530
LSI Corp. (b)	163,433	846,583
Marvell Technology Group, Ltd. (b)	78,336	1,138,222
Maxim Integrated Products, Inc.	46,309	1,080,389
Micrel, Inc. (a)	58,072	549,942
Microchip Technology, Inc. (a)	33,395	1,038,918
Micron Technology, Inc. (a)(b)	168,521	849,346
Microsemi Corp. (a)(b)	67,269	1,074,959
Monolithic Power Systems, Inc. (a)(b)	45,561	463,811
Netlogic Microsystems, Inc. (b)	33,524	1,612,840
NVIDIA Corp. (b)	77,157	964,463
OmniVision Technologies, Inc. (a)(b)	62,459	876,924
ON Semiconductor Corp. (b)	149,721	1,073,500
PMC-Sierra, Inc. (a)(b)	179,588	1,073,936
Power Integrations, Inc. (a)	31,269	957,144
Rambus, Inc. (a)(b)	97,638	1,366,932
RF Micro Devices, Inc. (a)(b)	182,390	1,156,353
Semtech Corp. (a)(b)	48,980	1,033,478
Silicon Image, Inc. (a)(b)	115,727	679,317
Silicon Laboratories, Inc. (a)(b)	32,483	1,088,505
Skyworks Solutions, Inc. (a)(b)	54,660	980,600
Spansion, Inc. (a)(b)	64,408	787,066
Standard Microsystems Corp. (a)(b)	20,482	397,351
SunPower Corp. (Class A) (a)(b)	90,509	732,218
Texas Instruments, Inc.	41,004	1,092,757
TriQuint Semiconductor, Inc. (a)(b)	171,566	861,261
Volterra Semiconductor Corp. (a)(b)	29,475	566,804
Xilinx, Inc. (a)	35,641	977,989

TOTAL COMMON STOCKS —
(Cost $67,434,844)		46,597,819

SHORT TERM INVESTMENTS — 29.3%
MONEY MARKET FUNDS — 29.3%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	13,615,894	13,615,894
State Street Institutional Liquid Reserves Fund 0.09% (d)(e)	41,718	41,718

TOTAL SHORT TERM INVESTMENTS —
(Cost $13,657,612)		13,657,612

TOTAL INVESTMENTS — 129.1% (f)
(Cost $81,092,456)		60,255,431
OTHER ASSETS & LIABILITIES — (29.1)%		(13,587,853)

NET ASSETS — 100.0%		$46,667,578

(a)	A portion of the security was on loan at September 30, 2011.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
ADR = American Depositary Receipt
PLC = Public Limited Company

SPDR S&P Software & Services ETF
SCHEDULE OF INVESTMENTS
September 30, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
APPLICATION SOFTWARE — 33.2%
ACI Worldwide, Inc. (a)	1,356	$37,344
Adobe Systems, Inc. (a)	1,449	35,022
Advent Software, Inc. (a)	1,661	34,632
Ansys, Inc. (a)	707	34,671
Aspen Technology, Inc. (a)	2,253	34,403
Autodesk, Inc. (a)	1,406	39,059
Blackbaud, Inc.	1,549	34,496
Blackboard, Inc. (a)	819	36,577
Bottomline Technologies, Inc. (a)	1,666	33,553
Cadence Design Systems, Inc. (a)	4,022	37,163
Citrix Systems, Inc. (a)	667	36,372
Compuware Corp. (a)	4,614	35,343
Concur Technologies, Inc. (a)	936	34,838
Ebix, Inc. (a)	2,183	32,090
Factset Research Systems, Inc.	434	38,613
Fair Isaac Corp.	1,559	34,033
Informatica Corp. (a)	959	39,271
Interactive Intelligence Group (a)	1,257	34,128
Intuit, Inc. (a)	773	36,671
JDA Software Group, Inc. (a)	1,492	34,973
Kenexa Corp. (a)	1,978	30,936
Magma Design Automation, Inc. (a)	7,186	32,696
Manhattan Associates, Inc. (a)	1,060	35,065
Mentor Graphics Corp. (a)	3,515	33,814
MicroStrategy, Inc. (a)	343	39,126
Netscout Systems, Inc. (a)	2,911	33,244
Nuance Communications, Inc. (a)	2,085	42,451
Parametric Technology Corp. (a)	2,245	34,528
Pegasystems, Inc.	1,031	31,559
QLIK Technologies, Inc. (a)	1,594	34,526
Quest Software, Inc. (a)	2,273	36,095
RealPage, Inc. (a)	1,923	39,325
S1 Corp. (a)	4,054	37,175
Salesforce.com, Inc. (a)	290	33,141
Solarwinds, Inc. (a)	1,504	33,118
Solera Holdings, Inc.	647	32,674
SuccessFactors, Inc. (a)	1,666	38,301
Synchronoss Technologies, Inc. (a)	1,442	35,920
Synopsys, Inc. (a)	1,426	34,737
Taleo Corp. (Class A) (a)	1,397	35,931
TIBCO Software, Inc. (a)	1,792	40,123
TiVo, Inc. (a)	3,389	31,653
Tyler Technologies, Inc. (a)	1,475	37,288
Ultimate Software Group, Inc. (a)	751	35,087
Verint Systems, Inc. (a)	1,307	34,361
VirnetX Holding Corp. (a)	1,732	25,963

		1,622,089

DATA PROCESSING & OUTSOURCED SERVICES — 20.3%
Alliance Data Systems Corp. (a)	398	36,895
Automatic Data Processing, Inc.	750	35,363
Broadridge Financial Solutions, Inc.	1,788	36,010
Cardtronics, Inc. (a)	1,545	35,411
Computer Sciences Corp.	1,293	34,717
Convergys Corp. (a)	3,736	35,044
CoreLogic, Inc. (a)	3,150	33,611
CSG Systems International, Inc. (a)	2,790	35,266
DST Systems, Inc.	840	36,817
Euronet Worldwide, Inc. (a)	2,279	35,871
Fidelity National Information Services, Inc.	1,407	34,218
Fiserv, Inc. (a)	694	35,234
FleetCor Technologies, Inc. (a)	1,290	33,875
Genpact, Ltd. (a)	2,288	32,924
Global Payments, Inc.	838	33,847
Heartland Payment Systems, Inc.	1,788	35,259
Jack Henry & Associates, Inc.	1,276	36,979
Lender Processing Services, Inc.	2,300	31,487
Mastercard, Inc. (Class A)	110	34,888
NeuStar, Inc. (Class A) (a)	1,528	38,414
Paychex, Inc.	1,377	36,312
Syntel, Inc.	915	39,519
TeleTech Holdings, Inc. (a)	2,255	34,366
The Western Union Co.	2,297	35,121
Total System Services, Inc.	2,100	35,553
VeriFone Systems, Inc. (a)	1,003	35,125
Visa, Inc. (Class A)	414	35,488
Wright Express Corp. (a)	932	35,453

		989,067

HOME ENTERTAINMENT SOFTWARE — 2.7%
Activision Blizzard, Inc.	3,130	37,247
Electronic Arts, Inc. (a)	1,672	34,193
RealD, Inc. (a)	2,860	26,741
Take-Two Interactive Software, Inc. (a)	2,657	33,797

		131,978

INTERNET SOFTWARE & SERVICES — 20.5%
Akamai Technologies, Inc. (a)	1,720	34,194
Ancestry.com, Inc. (a)	1,116	26,226
AOL, Inc. (a)	2,426	29,112
comScore, Inc. (a)	2,284	38,531
Constant Contact, Inc. (a)	2,167	37,467
DealerTrack Holdings, Inc. (a)	2,073	32,484
Digital River, Inc. (a)	1,805	37,418
EarthLink, Inc.	5,052	32,990
eBay, Inc. (a)	1,255	37,010
Equinix, Inc. (a)	407	36,154
Google, Inc. (Class A) (a)	68	34,978
IAC/InterActiveCorp. (a)	911	36,030
j2 Global Communications, Inc.	1,183	31,823
KIT Digital, Inc. (a)	3,756	31,550
Liquidity Services, Inc. (a)	1,168	37,458
LivePerson, Inc. (a)	3,478	34,606
LogMeIn, Inc. (a)	1,215	40,350
LoopNet, Inc. (a)	2,070	35,459
Monster Worldwide, Inc. (a)	4,515	32,418
NIC, Inc.	3,272	37,464
OpenTable, Inc. (a)	647	29,768
QuinStreet, Inc. (a)	3,322	34,383
Rackspace Hosting, Inc. (a)	1,016	34,686
RightNow Technologies, Inc. (a)	1,108	36,619
United Online, Inc.	6,590	34,466
ValueClick, Inc. (a)	2,399	37,328
VeriSign, Inc.	1,232	35,248
WebMD Health Corp. (a)	1,081	32,592
Yahoo!, Inc. (a)	2,467	32,466

		1,001,278

IT CONSULTING & OTHER SERVICES — 10.4%
Accenture PLC (Class A)	717	37,771
Acxiom Corp. (a)	3,554	37,814
CACI International, Inc. (Class A) (a)	718	35,857

SPDR S&P Software & Services ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

Security Description	Shares	Value

Cognizant Technology Solutions Corp. (Class A) (a)	588	$36,867
Forrester Research, Inc.	1,019	33,128
Gartner, Inc. (a)	1,037	36,160
iGate Corp.	3,229	37,263
International Business Machines Corp.	221	38,682
ManTech International Corp. (Class A)	1,086	34,079
MAXIMUS, Inc.	1,044	36,436
SAIC, Inc. (a)	2,799	33,056
Sapient Corp.	3,526	35,754
Teradata Corp. (a)	743	39,773
Unisys Corp. (a)	2,234	35,051

		507,691

SYSTEMS SOFTWARE — 12.5%
Ariba, Inc. (a)	1,347	37,325
BMC Software, Inc. (a)	929	35,822
CA, Inc.	1,812	35,171
CommVault Systems, Inc. (a)	1,113	41,248
Fortinet, Inc. (a)	2,026	34,037
MICROS Systems, Inc. (a)	791	34,733
Microsoft Corp.	1,388	34,547
NetSuite, Inc. (a)	1,216	32,844
OPNET Technologies, Inc.	1,071	37,389
Oracle Corp.	1,375	39,518
Progress Software Corp. (a)	1,960	34,398
Red Hat, Inc. (a)	959	40,527
Rovi Corp. (a)	802	34,470
Sourcefire, Inc. (a)	1,268	33,932
Symantec Corp. (a)	2,227	36,300
VMware, Inc. (Class A) (a)	406	32,634
Websense, Inc. (a)	1,984	34,323

		609,218

TOTAL COMMON STOCKS —
(Cost $4,979,850)		4,861,321

TOTAL INVESTMENTS — 99.6% (b)
(Cost $4,979,850)		4,861,321
OTHER ASSETS & LIABILITIES — 0.4%		20,083

NET ASSETS — 100.0%		$4,881,404

(a)	Non-income producing security.
(b)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
PLC = Public Limited Company

SPDR S&P Telecom ETF
SCHEDULE OF INVESTMENTS
September 30, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.5%
ALTERNATIVE CARRIERS — 12.5%
AboveNet, Inc.	1,906	$102,161
Cogent Communications Group, Inc. (a)	4,506	60,606
Global Crossing, Ltd. (a)	4,366	104,391
Level 3 Communications, Inc. (a)	68,972	102,768
Neutral Tandem, Inc. (a)	6,004	58,119
PAETEC Holding Corp. (a)	18,654	98,680
tw telecom, Inc. (a)	6,015	99,368
Vonage Holdings Corp. (a)	34,715	90,259

		716,352

COMMUNICATIONS EQUIPMENT — 57.4%
Acme Packet, Inc. (a)	2,300	97,957
ADTRAN, Inc.	3,623	95,865
Arris Group, Inc. (a)	10,081	103,834
Aruba Networks, Inc. (a)	5,704	119,271
Black Box Corp.	1,499	32,004
Blue Coat Systems, Inc. (a)	6,915	95,980
Brocade Communications Systems, Inc. (a)	27,735	119,815
Calix, Inc. (a)	8,773	68,429
Ciena Corp. (a)	8,354	93,565
Cisco Systems, Inc.	6,625	102,621
Comtech Telecommunications Corp.	3,787	106,377
DG Fastchannel, Inc. (a)	5,341	90,530
EchoStar Corp. (Class A) (a)	3,817	86,302
Emulex Corp. (a)	15,981	102,279
F5 Networks, Inc. (a)	1,405	99,825
Finisar Corp. (a)	5,518	96,786
Harmonic, Inc. (a)	20,930	89,162
Harris Corp.	2,723	93,045
InterDigital, Inc.	1,635	76,158
Ixia (a)	11,986	91,933
JDS Uniphase Corp. (a)	8,496	84,705
Juniper Networks, Inc. (a)	4,885	84,315
Loral Space & Communications, Inc. (a)	1,345	67,385
Motorola Mobility Holdings, Inc. (a)	2,796	105,633
Motorola Solutions, Inc.	2,599	108,898
Netgear, Inc. (a)	4,110	106,408
Oplink Communications, Inc. (a)	3,013	45,617
Plantronics, Inc.	3,618	102,932
Polycom, Inc. (a)	4,833	88,782
QUALCOMM, Inc.	2,081	101,199
Riverbed Technology, Inc. (a)	4,691	93,632
Sonus Networks, Inc. (a)	40,377	87,618
Sycamore Networks, Inc.	1,607	29,006
Tekelec (a)	17,047	102,964
Tellabs, Inc.	26,341	113,003
ViaSat, Inc. (a)	3,114	103,727

		3,287,562

INTEGRATED TELECOMMUNICATION SERVICES — 13.3%
Alaska Communications Systems Group, Inc.	11,234	73,695
AT&T, Inc.	3,807	108,576
CenturyLink, Inc.	3,170	104,990
Cincinnati Bell, Inc. (a)	20,870	64,488
Consolidated Communications Holdings, Inc.	2,614	47,183
Frontier Communications Corp.	15,372	93,923
IDT Corp.	3,161	64,484
Verizon Communications, Inc.	2,975	109,480
Windstream Corp.	8,354	97,408

		764,227

WIRELESS TELECOMMUNICATION SERVICES — 16.3%
American Tower Corp. (Class A) (a)	2,001	107,654
Clearwire Corp. (Class A) (a)	39,787	92,704
Crown Castle International Corp. (a)	2,507	101,960
Leap Wireless International, Inc. (a)	13,321	91,915
MetroPCS Communications, Inc. (a)	10,023	87,300
NII Holdings, Inc. (a)	2,898	78,101
NTELOS Holdings Corp.	2,230	39,538
SBA Communications Corp. (Class A) (a)	2,861	98,647
Sprint Nextel Corp. (a)	30,388	92,379
Telephone & Data Systems, Inc.	4,509	95,816
US Cellular Corp. (a)	1,145	45,399

		931,413

TOTAL COMMON STOCKS —
(Cost $7,765,499)		5,699,554

SHORT TERM INVESTMENT — 0.4%
MONEY MARKET FUND — 0.4%
State Street Institutional Liquid Reserves Fund 0.09% (b)(c) (Cost $25,479)	25,479	25,479

TOTAL INVESTMENTS — 99.9% (d)
(Cost $7,790,978)		5,725,033
OTHER ASSETS & LIABILITIES — 0.1%		4,900

NET ASSETS — 100.0%		$5,729,933

(a)	Non-income producing security.
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P Transportation ETF
SCHEDULE OF INVESTMENTS
September 30, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AIR FREIGHT & LOGISTICS — 20.1%
Air Transport Services Group, Inc. (a)	11,969	$51,826
Atlas Air Worldwide Holdings, Inc. (a)	6,382	212,457
C.H. Robinson Worldwide, Inc.	4,460	305,376
Expeditors International of Washington, Inc.	7,057	286,161
FedEx Corp.	4,044	273,698
Forward Air Corp.	4,095	104,218
HUB Group, Inc. (Class A) (a)	6,650	187,995
United Parcel Service, Inc. (Class B)	4,622	291,879
UTI Worldwide, Inc.	18,718	244,083

		1,957,693

AIRLINES — 25.1%
Alaska Air Group, Inc. (a)	5,501	309,651
Allegiant Travel Co. (a)	4,085	192,526
AMR Corp. (a)	88,603	262,265
Delta Air Lines, Inc. (a)	41,340	310,050
JetBlue Airways Corp. (a)	74,020	303,482
SkyWest, Inc.	11,040	127,070
Southwest Airlines Co.	36,826	296,081
United Continental Holdings, Inc. (a)	16,741	324,441
US Airways Group, Inc. (a)	59,128	325,204

		2,450,770

MARINE — 4.7%
Alexander & Baldwin, Inc.	4,704	171,837
Kirby Corp. (a)	5,554	292,363

		464,200

RAILROADS — 14.5%
CSX Corp.	15,159	283,018
Genesee & Wyoming, Inc. (Class A) (a)	5,729	266,513
Kansas City Southern (a)	5,982	298,861
Norfolk Southern Corp.	4,578	279,350
Union Pacific Corp.	3,489	284,947

		1,412,689

TRUCKING — 35.4%
AMERCO, Inc. (a)	1,186	74,066
Arkansas Best Corp.	10,798	174,388
Avis Budget Group, Inc. (a)	25,283	244,486
Con-way, Inc.	12,567	278,108
Dollar Thrifty Automotive Group, Inc. (a)	4,576	257,629
Heartland Express, Inc.	18,090	245,300
Hertz Global Holdings, Inc. (a)	30,195	268,735
J.B. Hunt Transport Services, Inc.	7,801	281,772
Knight Transportation, Inc.	20,275	269,860
Landstar System, Inc.	7,528	297,808
Old Dominion Freight Line, Inc. (a)	9,729	281,849
Ryder Systems, Inc.	6,943	260,432
Swift Transportation Co. (a)	37,668	242,582
Werner Enterprises, Inc.	13,036	271,540

		3,448,555

TOTAL COMMON STOCKS —
(Cost $12,851,431)		9,733,907

SHORT TERM INVESTMENT — 0.2%
MONEY MARKET FUND — 0.2%
State Street Institutional Liquid Reserves Fund 0.09% (b)(c) (Cost $14,309)	14,309	14,309

TOTAL INVESTMENTS (d) — 100.0%
(Cost $12,865,740)		9,748,216
OTHER ASSETS & LIABILITIES — 0.0% (e)		2,501

NET ASSETS — 100.0%		$9,750,717

(a)	Non-income producing security.
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(e)	Amount shown represents less than 0.05% of net assets.

SPDR Wells Fargo Preferred Stock ETF
SCHEDULE OF INVESTMENTS
September 30, 2011 (Unaudited)

Security Description	Shares	Value

PREFERRED STOCKS — 99.9%
CAPITAL MARKETS — 9.4%
Morgan Stanley Capital Trust III, 6.25%	46,103	$954,332
Morgan Stanley Capital Trust IV, 6.25% (a)	32,512	671,048
Morgan Stanley Capital Trust V, 5.75% (a)	26,242	530,088
Morgan Stanley Capital Trust VI, 6.60% (a)	45,183	984,538
Morgan Stanley Capital Trust VII, 6.60% (a)	57,599	1,241,835
Morgan Stanley Capital Trust VIII, 6.45% (a)	43,224	942,283
The Bank of New York Capital V Series F, 5.95% (a)	18,385	462,934
The Goldman Sachs Group, Inc., 6.13% (a)	69,353	1,719,954
The Goldman Sachs Group, Inc. Series A, 3.75% (a)(b)	39,326	728,711
The Goldman Sachs Group, Inc. Series B, 6.20%	41,912	1,009,660
The Goldman Sachs Group, Inc. Series D, 4.00% (a)(b)	70,690	1,285,144

		10,530,527

COMMERCIAL BANKS — 31.7%
Bank One Capital Trust VI, 7.20% (a)	27,531	711,952
Barclays Bank PLC Series 2, 6.63% (a)	32,273	630,937
Barclays Bank PLC Series 3, 7.10% (a)	59,066	1,248,655
Barclays Bank PLC Series 4, 7.75% (a)	49,412	1,090,029
Barclays Bank PLC Series 5, 8.13% (a)	113,726	2,628,208
BB&T Capital Trust V, 8.95% (a)(b)	23,609	621,861
BB&T Capital Trust VI, 9.60%	30,142	800,270
BB&T Capital Trust VII, 8.10%	18,383	476,120
Fifth Third Capital Trust V, 7.25% (b)	30,147	758,197
Fifth Third Capital Trust VI, 7.25% (a)(b)	45,176	1,137,532
HSBC Holdings PLC, 8.13% (a)	56,852	1,460,528
HSBC Holdings PLC, 8.00%	98,136	2,495,598
HSBC Holdings PLC, Series A, 6.20% (a)	37,511	854,125
HSBC USA, Inc. Series F, 3.50% (b)	13,059	200,456
HSBC USA, Inc. Series G, 4.00% (b)	9,499	161,483
KeyCorp Capital IX, 6.75% (a)	17,382	436,288
KeyCorp Capital X, 8.00%	29,785	752,071
Lloyds Banking Group PLC, 7.75% (a)	45,175	1,129,375
M&T Capital Trust IV, 8.50%	18,383	472,259
National City Capital Trust II, 6.63% (a)	39,294	993,745
National City Capital Trust III, 6.63% (a)	26,225	667,164
National City Capital Trust IV, 8.00%	27,140	691,256
PNC Capital Trust D, 6.13% (a)	15,772	397,770
PNC Capital Trust E, 7.75% (a)	23,611	609,400
Santander Finance Preferred SA Unipersonal, 10.50% (a)	43,215	1,145,197
Suntrust Cap IX, 7.88%	35,897	911,425
UBS Preferred Funding Trust IV Series D, 0.93% (b)	15,893	178,002
US Bancorp Capital VIII Series 1, 6.35%	19,692	496,041
US Bancorp Capital X, 6.50%	26,225	669,787
US Bancorp Capital XI, 6.60%	40,079	1,014,800
US Bancorp Capital XII, 6.30% (a)	28,055	709,792
US Bancorp Series B, 3.50% (a)(b)	52,380	1,107,313
US Bancorp Series D, 7.88% (a)	26,219	717,876
Wachovia Capital Trust IV, 6.38%	45,829	1,148,016
Wachovia Capital Trust IX, 6.38%	41,908	1,056,501
Wells Fargo & Co. Series J, 8.00%	73,537	2,028,150
Wells Fargo Capital IX, 5.63% (a)	17,139	427,618
Wells Fargo Capital VII, 5.85% (a)	17,139	433,617
Wells Fargo Capital XI, 6.25% (a)	34,230	860,885
Wells Fargo Capital XII, 7.88%	53,889	1,387,103

		35,717,402

CONSUMER FINANCE — 1.2%
Capital One Capital II, 7.50% (a)	18,124	457,631
HSBC Finance Corp., 6.36%	14,944	310,686
HSBC USA, Inc. Series H, 6.50% (a)	9,486	223,869
SLM Corp., 6.00% (a)	15,795	319,059

		1,311,245

DIVERSIFIED FINANCIAL SERVICES — 28.0%
Citigroup Capital IX, 6.00%	17,408	375,491
Citigroup Capital VII, 7.13%	18,419	442,056
Citigroup Capital VIII, 6.95%	22,395	526,730
Citigroup Capital X, 6.10%	7,642	165,144
Citigroup Capital XI, 6.00%	9,496	204,734
Citigroup Capital XII, 8.50% (b)	47,085	1,181,833
Citigroup Capital XIII, 7.88% (b)	45,977	1,214,253
Citigroup Capital XIV, 6.88%	6,343	149,568
Citigroup Capital XIX, 7.25%	11,726	286,349
Citigroup Capital XV, 6.50%	12,979	291,898
Citigroup Capital XVI Series W, 6.45%	19,590	431,960
Citigroup Capital XVII Series E, 6.35%	14,431	320,368
Citigroup Capital XX, 7.88%	9,136	230,044
Credit Suisse Guernsey, 7.90%	79,805	2,024,653
Deutsche Bank Capital Funding Trust IX, 6.63% (a)	43,338	919,199
Deutsche Bank Capital Funding Trust VIII, 6.38% (a)	22,486	473,105
Deutsche Bank Capital Funding Trust X, 7.35%	30,147	681,322
Deutsche Bank Contingent Capital Trust II, 6.55% (a)	29,965	618,777
Deutsche Bank Contingent Capital Trust III, 7.60% (a)	74,341	1,767,829
Deutsche Bank Contingent Capital Trust V, 8.05% (a)	52,158	1,272,134
General Electric Capital Corp., 6.63% (a)	43,771	1,137,608
General Electric Capital Corp., 6.50% (a)	11,276	308,737
General Electric Capital Corp., 6.10% (a)	43,773	1,106,581
General Electric Capital Corp., 6.05%	26,299	668,521
General Electric Capital Corp., 6.00% (a)	43,772	1,119,250
General Electric Capital Corp., 5.88% (a)	32,852	829,842
General Electric Capital Corp. Series A, 6.45% (a)	21,930	560,311
ING Groep NV, 8.50% (a)	75,512	1,667,305

SPDR Wells Fargo Preferred Stock ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

Security Description	Shares	Value

ING Groep NV, 7.38% (a)	56,674	$1,083,607
ING Groep NV, 7.20% (a)	41,592	798,566
ING Groep NV, 7.05% (a)	30,283	567,806
ING Groep NV, 6.38% (a)	39,533	671,666
ING Groep NV, 6.20% (a)	18,986	318,775
ING Groep NV, 6.13% (a)	26,527	446,449
JP Morgan Chase & Co., 8.63% (a)	35,375	974,935
JP Morgan Chase Capital X, 7.00%	19,585	495,305
JP Morgan Chase Capital XI Series K, 5.88% (a)	21,318	530,605
JP Morgan Chase Capital XII, 6.25%	7,960	200,114
JP Morgan Chase Capital XIV, 6.20%	11,919	300,359
JP Morgan Chase Capital XIX Series S, 6.63%	11,176	279,065
JP Morgan Chase Capital XVI, 6.35%	9,940	248,500
JP Morgan Chase Capital XXIV Series X, 6.88%	13,709	346,701
JP Morgan Chase Capital XXIX, 6.70% (a)	29,275	733,631
JP Morgan Chase Capital XXVI, 8.00% (b)	35,661	909,712
JP Morgan Chase Capital XXVIII, 7.20% (b)	29,274	745,902
Tennessee Valley Authority Series A, 4.50% (a)(b)	14,389	374,977
Tennessee Valley Authority Series D, 4.73% (a)(b)	17,353	457,252

		31,459,529

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.6%
AT&T, Inc., 6.38% (a)	62,813	1,677,735
Qwest Corp., 7.38% (a)	34,656	869,519
Telephone & Data Systems, 7.00%	15,770	407,339

		2,954,593

ELECTRIC UTILITIES — 3.5%
Alabama Power Co. Series B, 5.88% (a)	13,155	344,661
American Electric Power, 8.75% (a)	16,546	467,424
BGE Capital Trust II, 6.20%	13,156	338,635
FPC Capital I Series A, 7.10%	15,769	412,044
FPL Group Capital Trust I, 5.88% (a)	15,769	409,521
Georgia Power Co. Series D, 6.38% (a)	15,765	427,232
NextEra Energy Capital Holdings, Inc., 8.75%	19,681	567,994
NextEra Energy Capital Holdings, Inc., 7.45% (a)	18,380	497,730
NextEra Energy Capital Holdings, Inc., 6.60%	18,385	463,670

		3,928,911

INSURANCE — 11.9%
Aegon NV, 7.25% (a)	54,993	1,187,299
Aegon NV, 6.88% (a)	28,862	586,764
Aegon NV, 6.50% (a)	26,254	510,115
Aegon NV, 6.38%	52,392	1,016,929
Aegon NV Series 1, 4.00% (a)(b)	13,191	245,353
American International Group, Inc., 7.70% (a)(b)	57,597	1,324,731
American International Group, Inc. Series A-4, 6.45% (a)(b)	39,315	798,488
Axis Capital Holdings Series A, 7.25% (a)	13,159	328,054
Everest RE Capital Trust II Series B, 6.20% (a)	16,820	417,136
MetLife, Inc. Series A, 4.00% (a)(b)	31,459	742,432
MetLife, Inc. Series B, 6.50% (a)	78,500	1,956,220
PartnerRe, Ltd. Series C, 6.75% (a)	15,250	374,845
PartnerRe, Ltd. Series E, 7.25%	19,626	499,482
Principal Financial Group, Inc. Series B, 6.52% (b)	13,158	332,239
Prudential Financial, Inc., 9.00% (a)	48,174	1,334,420
Prudential PLC, 6.75% (a)	13,158	329,345
Prudential PLC, 6.50% (a)	15,772	394,931
RenaissanceRe Holdings, Ltd. Series C, 6.08% (a)	13,166	313,351
RenaissanceRe Holdings, Ltd. Series D, 6.60% (a)	15,775	388,380
W.R. Berkley Capital Trust II, 6.75%	13,160	328,868

		13,409,382

MEDIA — 4.2%
CBS Corp., 6.75%	36,681	924,361
Comcast Corp., 7.00% (a)	18,121	473,139
Comcast Corp., 6.63%	30,144	789,773
Comcast Corp. Series B, 7.00%	58,896	1,508,916
Viacom, Inc., 6.85% (a)	39,294	1,002,390

		4,698,579

MULTI-UTILITIES — 1.4%
Dominion Resources Inc. Series A, 8.38% (a)	35,885	1,043,895
Xcel Energy, Inc., 7.60% (a)	20,991	581,241

		1,625,136

REAL ESTATE INVESTMENT TRUSTS — 5.6%
CommonWealth REIT, 7.25% (a)	14,468	353,598
Digital Realty Trust, Inc. Series E, 7.00%	15,119	377,068
Harris Preferred Capital Corp. Series A, 7.38% (a)	13,157	333,530
Hospitality Properties Trust Series C, 7.00% (a)	16,690	409,072
Kimco Realty Corp. Series G, 7.75% (a)	24,134	617,830
Public Storage Series M, 6.63% (a)	25,004	635,102
Public Storage Series Q, 6.50% (a)	19,689	508,173
Public Storage Series R, 6.35% (a)	25,572	651,830
Vornado Realty LP, 7.88%	24,131	646,711
Vornado Realty Trust Series I, 6.63% (a)	14,204	356,094
Wachovia Preferred Funding Corp. Series A, 7.25% (a)	39,293	1,011,795
Weingarten Realty Investors Series F, 6.50% (a)	18,392	439,017

		6,339,820

WIRELESS TELECOMMUNICATION SERVICES — 0.4%
US Cellular Corp., 6.95%	17,966	459,570

TOTAL PREFERRED STOCKS —
(Cost $115,179,697)		112,434,694

SPDR Wells Fargo Preferred Stock ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

Security Description	Shares	Value

SHORT TERM INVESTMENTS — 18.7%
MONEY MARKET FUNDS — 18.7%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	20,487,725	$20,487,725
State Street Institutional Liquid Reserves Fund 0.09% (d)(e)	606,394	606,394

TOTAL SHORT TERM INVESTMENTS —
(Cost $21,094,119)		21,094,119

TOTAL INVESTMENTS — 118.6% (f)
(Cost $136,273,816)		133,528,813
OTHER ASSETS & LIABILITIES — (18.6)%		(20,962,951)

NET ASSETS — 100.0%		$112,565,862

(a)	A portion of the security was on loan at September 30, 2011.
(b)	Variable rate security. The interest rate shown reflects the rate as of September 30, 2011.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR Barclays Capital 1-3 Month T-Bill ETF
SCHEDULE OF INVESTMENTS
September 30, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

U.S. TREASURY OBLIGATIONS — 100.0%
Treasury Bills*
0.00%, 12/8/2011	$267,464,000	$267,456,404
0.01%, 12/15/2011	378,489,000	378,481,116
0.01%, 11/17/2011	383,540,000	383,534,995
0.01%, 12/22/2011	267,464,000	267,451,804
0.02%, 12/29/2011	267,464,000	267,450,760
0.02%, 11/3/2011	272,514,000	272,510,258
0.02%, 11/10/2011	282,601,000	282,596,300
0.02%, 11/25/2011	267,464,000	267,457,878
0.02%, 12/1/2011	267,464,000	267,457,204

TOTAL U.S. TREASURY OBLIGATIONS —
(Cost $2,654,426,456)		2,654,396,719

	Shares
SHORT TERM INVESTMENT — 0.0% (a)
MONEY MARKET FUND — 0.0% (a)
State Street Institutional Liquid Reserves Fund 0.09% (b)(c)(d) (Cost $572,788)	572,788	572,788

TOTAL INVESTMENTS — 100.0% (e)
(Cost $2,654,999,244)		2,654,969,507
OTHER ASSETS & LIABILITIES — 0.0% (a)		(594,782)

NET ASSETS — 100.0%		$2,654,374,725

*	Rate shown is the discount rate at time of purchase, not a coupon rate.
(a)	Amount shown represents less than 0.05% of net assets.
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(e)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)

SPDR Barclays Capital TIPS ETF
SCHEDULE OF INVESTMENTS
September 30, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

U.S. TREASURY OBLIGATIONS — 99.6%
Treasury Inflation Protected Indexed Notes
0.13%, 4/15/2016 (a)	$17,873,206	$18,479,286
0.50%, 4/15/2015	14,664,425	15,251,003
0.63%, 4/15/2013 (a)	10,554,696	10,741,092
1.13%, 1/15/2021 (a)	25,095,582	27,409,144
1.25%, 4/15/2014	10,806,201	11,309,338
1.25%, 7/15/2020	22,222,127	24,545,006
1.38%, 7/15/2018 (a)	10,391,640	11,521,731
1.38%, 1/15/2020	13,126,781	14,628,091
1.63%, 1/15/2015 (a)	14,891,000	16,024,056
1.63%, 1/15/2018	11,724,039	13,134,558
1.88%, 7/15/2013	16,306,640	17,065,877
1.88%, 7/15/2015	13,078,040	14,363,349
1.88%, 7/15/2019	10,646,200	12,259,738
2.00%, 1/15/2014 (a)	17,008,423	18,047,468
2.00%, 7/15/2014	15,084,447	16,229,960
2.00%, 1/15/2016	12,816,582	14,248,451
2.13%, 1/15/2019	10,285,646	11,973,109
2.38%, 1/15/2017 (a)	12,797,736	14,723,411
2.50%, 7/15/2016 (a)	14,820,008	17,017,518
2.63%, 7/15/2017	10,110,028	11,902,941
Treasury Inflation Protected Indexed Bonds
0.63%, 7/15/2021 (a)	16,167,611	16,892,567
1.75%, 1/15/2028	11,169,756	12,901,069
2.00%, 1/15/2026	15,079,404	17,871,506
2.13%, 2/15/2040	10,502,471	13,336,458
2.13%, 2/15/2041	11,428,286	14,597,807
2.38%, 1/15/2025	22,232,361	27,359,810
2.38%, 1/15/2027	12,228,649	15,249,492
2.50%, 1/15/2029	9,862,646	12,621,129
3.38%, 4/15/2032	4,226,836	6,218,732
3.63%, 4/15/2028	15,529,400	22,323,513
3.88%, 4/15/2029	17,748,310	26,583,596

TOTAL U.S. TREASURY OBLIGATIONS —
(Cost $455,266,416)		496,830,806

	Shares
SHORT TERM INVESTMENTS — 8.2%
MONEY MARKET FUNDS — 8.2%
State Street Navigator Securities Lending Prime Portfolio (b)(c)	41,012,356	41,012,356
State Street Institutional Liquid Reserves Fund 0.09% (c)(d)	24,076	24,076

TOTAL SHORT TERM INVESTMENTS — (e)
(Cost $41,036,432)		41,036,432

TOTAL INVESTMENTS — 107.8% (f)
(Cost $496,302,848)		537,867,238
OTHER ASSETS & LIABILITIES — (7.8)%		(38,947,296)

NET ASSETS — 100.0%		$498,919,942

(a)	A portion of the security was on loan at September 30, 2011.
(b)	Investments of cash collateral for securities loaned.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)

SPDR Barclays Capital Intermediate Term Treasury ETF
SCHEDULE OF INVESTMENTS
September 30, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

U.S. TREASURY OBLIGATIONS — 99.4%
Treasury Bonds
7.25%, 5/15/2016	$924,000	$1,192,856
7.50%, 11/15/2016 (a)	384,000	509,111
7.88%, 2/15/2021 (a)	400,000	610,176
8.13%, 8/15/2019 (a)	445,000	662,823
8.13%, 5/15/2021	300,000	466,812
8.13%, 8/15/2021 (a)	300,000	469,506
8.50%, 2/15/2020 (a)	200,000	308,076
8.75%, 5/15/2017 (a)	304,000	431,221
8.75%, 5/15/2020 (a)	172,000	269,775
8.75%, 8/15/2020	300,000	473,688
8.88%, 8/15/2017 (a)	526,000	757,382
8.88%, 2/15/2019 (a)	303,000	461,045
9.00%, 11/15/2018	241,000	365,693
9.13%, 5/15/2018 (a)	329,000	492,895
9.25%, 2/15/2016	239,000	326,257
9.88%, 11/15/2015	283,000	388,534
10.63%, 8/15/2015 (a)	176,000	243,130
11.25%, 2/15/2015 (a)	534,000	724,958
Treasury Notes
0.13%, 8/31/2013 (a)	1,500,000	1,496,295
0.13%, 9/30/2013	1,000,000	997,420
0.25%, 9/15/2014	1,000,000	994,920
0.38%, 10/31/2012	1,769,000	1,772,627
0.38%, 6/30/2013 (a)	1,700,000	1,703,672
0.38%, 7/31/2013 (a)	1,500,000	1,503,255
0.50%, 11/30/2012 (a)	1,316,000	1,320,698
0.50%, 5/31/2013	1,500,000	1,506,360
0.50%, 10/15/2013 (a)	1,332,000	1,337,221
0.50%, 11/15/2013	832,000	835,203
0.50%, 8/15/2014	1,300,000	1,303,224
0.63%, 12/31/2012	1,500,000	1,507,905
0.63%, 1/31/2013	1,501,000	1,509,270
0.63%, 2/28/2013	1,200,000	1,206,864
0.63%, 4/30/2013 (a)	1,500,000	1,509,225
0.63%, 7/15/2014	1,300,000	1,307,787
0.75%, 3/31/2013	1,800,000	1,814,274
0.75%, 8/15/2013 (a)	1,379,000	1,391,094
0.75%, 9/15/2013	1,789,000	1,805,030
0.75%, 12/15/2013 (a)	1,100,000	1,110,417
0.75%, 6/15/2014	1,500,000	1,514,430
1.00%, 7/15/2013	1,270,000	1,286,243
1.00%, 1/15/2014	1,000,000	1,014,940
1.00%, 5/15/2014 (a)	700,000	710,864
1.00%, 8/31/2016 (a)	1,500,000	1,503,600
1.00%, 9/30/2016	1,000,000	1,001,410
1.13%, 12/15/2012	1,744,000	1,763,271
1.13%, 6/15/2013 (a)	1,768,000	1,793,636
1.25%, 2/15/2014	1,000,000	1,020,850
1.25%, 3/15/2014 (a)	900,000	919,215
1.25%, 4/15/2014	1,000,000	1,021,780
1.25%, 8/31/2015 (a)	1,063,000	1,087,268
1.25%, 9/30/2015	1,069,000	1,092,593
1.25%, 10/31/2015	1,469,000	1,500,084
1.38%, 9/15/2012	—	—
1.38%, 10/15/2012	1,844,000	1,866,515
1.38%, 11/15/2012	2,235,000	2,264,614
1.38%, 1/15/2013	1,940,000	1,968,634
1.38%, 2/15/2013	1,744,000	1,771,137
1.38%, 3/15/2013 (a)	1,748,000	1,776,790
1.38%, 5/15/2013	1,762,000	1,793,399
1.38%, 11/30/2015	1,516,000	1,555,340
1.38%, 9/30/2018	1,000,000	995,000
1.50%, 12/31/2013	1,248,000	1,281,159
1.50%, 6/30/2016	1,000,000	1,027,610
1.50%, 7/31/2016	1,500,000	1,540,275
1.50%, 8/31/2018	1,200,000	1,205,604
1.75%, 4/15/2013 (a)	1,552,000	1,587,463
1.75%, 1/31/2014	1,141,000	1,177,957
1.75%, 3/31/2014	1,266,000	1,309,133
1.75%, 7/31/2015	1,255,000	1,307,459
1.75%, 5/31/2016	1,500,000	1,559,790
1.88%, 2/28/2014	1,018,000	1,054,567
1.88%, 4/30/2014	1,602,000	1,662,892
1.88%, 6/30/2015	1,254,000	1,311,684
1.88%, 8/31/2017	1,309,000	1,359,514
1.88%, 9/30/2017 (a)	1,109,000	1,151,231
1.88%, 10/31/2017	1,109,000	1,150,432
2.00%, 11/30/2013	1,372,000	1,421,433
2.00%, 1/31/2016	1,700,000	1,787,125
2.00%, 4/30/2016 (a)	1,000,000	1,051,560
2.13%, 11/30/2014	2,174,000	2,285,918
2.13%, 5/31/2015	1,589,000	1,676,459
2.13%, 12/31/2015 (a)	800,000	845,616
2.13%, 2/29/2016	700,000	740,082
2.13%, 8/15/2021 (a)	2,000,000	2,035,080
2.25%, 5/31/2014	1,256,000	1,317,242
2.25%, 1/31/2015	1,338,000	1,414,239
2.25%, 3/31/2016 (a)	1,000,000	1,062,870
2.25%, 11/30/2017 (a)	848,000	898,151
2.25%, 7/31/2018	1,200,000	1,266,216
2.38%, 8/31/2014	1,829,000	1,931,552
2.38%, 9/30/2014	1,844,000	1,950,472
2.38%, 10/31/2014	1,793,000	1,898,016
2.38%, 2/28/2015	2,024,000	2,148,537
2.38%, 3/31/2016 (a)	870,000	929,186
2.38%, 7/31/2017	1,509,000	1,610,993
2.38%, 5/31/2018	1,000,000	1,064,320
2.38%, 6/30/2018	1,000,000	1,063,800
2.50%, 3/31/2013	835,000	863,056
2.50%, 3/31/2015	2,024,000	2,159,993
2.50%, 4/30/2015	1,924,000	2,054,524
2.50%, 6/30/2017	804,000	864,429
2.63%, 6/30/2014	1,603,000	1,699,773
2.63%, 7/31/2014	1,726,000	1,832,805
2.63%, 12/31/2014	1,738,000	1,856,097
2.63%, 2/29/2016	1,001,000	1,079,649
2.63%, 4/30/2016	884,000	954,243
2.63%, 1/31/2018 (a)	1,001,000	1,082,852
2.63%, 4/30/2018	800,000	864,776
2.63%, 8/15/2020	2,564,000	2,745,377
2.63%, 11/15/2020 (a)	3,245,000	3,469,781
2.75%, 2/28/2013	995,000	1,030,213
2.75%, 10/31/2013	1,479,000	1,553,763
2.75%, 11/30/2016	1,302,000	1,415,990
2.75%, 5/31/2017	900,000	980,100
2.75%, 12/31/2017	850,000	926,279
2.75%, 2/28/2018 (a)	1,000,000	1,089,390
2.75%, 2/15/2019	2,183,000	2,372,725
2.88%, 1/31/2013 (a)	854,000	883,839
2.88%, 3/31/2018 (a)	1,000,000	1,097,380

SPDR Barclays Capital Intermediate Term Treasury ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

3.00%, 8/31/2016	$1,082,000	$1,188,858
3.00%, 9/30/2016	1,714,000	1,883,806
3.00%, 2/28/2017	1,213,000	1,336,132
3.13%, 4/30/2013	894,000	934,507
3.13%, 8/31/2013	1,339,000	1,411,480
3.13%, 9/30/2013	962,000	1,016,344
3.13%, 10/31/2016	803,000	887,949
3.13%, 1/31/2017	1,298,000	1,437,574
3.13%, 4/30/2017 (a)	898,000	995,972
3.13%, 5/15/2019 (a)	2,013,000	2,242,402
3.13%, 5/15/2021	2,800,000	3,107,580
3.25%, 5/31/2016 (a)	458,000	507,913
3.25%, 6/30/2016 (a)	962,000	1,067,685
3.25%, 7/31/2016 (a)	865,000	960,288
3.25%, 12/31/2016 (a)	903,000	1,005,337
3.25%, 3/31/2017	1,308,000	1,458,799
3.38%, 11/30/2012	730,000	756,820
3.38%, 6/30/2013	742,000	782,283
3.38%, 7/31/2013 (a)	457,000	482,885
3.38%, 11/15/2019	2,409,000	2,731,902
3.50%, 5/31/2013	1,007,000	1,060,693
3.50%, 2/15/2018	1,395,000	1,584,315
3.50%, 5/15/2020	2,614,000	2,993,422
3.63%, 12/31/2012 (a)	388,000	404,409
3.63%, 5/15/2013 (a)	315,000	332,038
3.63%, 8/15/2019 (a)	1,536,000	1,768,305
3.63%, 2/15/2020	3,259,000	3,762,222
3.63%, 2/15/2021 (a)	3,150,000	3,638,628
3.75%, 11/15/2018	1,754,000	2,029,168
3.88%, 10/31/2012	795,000	826,411
3.88%, 2/15/2013	847,000	889,020
3.88%, 5/15/2018	863,000	1,002,090
4.00%, 11/15/2012 (a)	500,000	521,215
4.00%, 2/15/2014	880,000	955,513
4.00%, 2/15/2015 (a)	1,623,000	1,810,018
4.00%, 8/15/2018	436,000	510,900
4.13%, 5/15/2015 (a)	911,000	1,025,868
4.25%, 8/15/2013	1,522,000	1,634,445
4.25%, 11/15/2013	1,145,000	1,240,081
4.25%, 8/15/2014	899,000	997,180
4.25%, 11/15/2014 (a)	708,000	790,914
4.25%, 8/15/2015	1,307,000	1,485,798
4.25%, 11/15/2017	1,090,000	1,285,241
4.50%, 11/15/2015	987,000	1,138,228
4.50%, 2/15/2016	1,244,000	1,441,448
4.50%, 5/15/2017	642,000	760,943
4.63%, 11/15/2016	1,000,000	1,181,020
4.63%, 2/15/2017	531,000	629,994
4.75%, 5/15/2014	1,242,000	1,382,830
4.75%, 8/15/2017	996,000	1,199,094
4.88%, 8/15/2016	500,000	594,395
5.13%, 5/15/2016	632,000	754,368

TOTAL U.S. TREASURY OBLIGATIONS —
(Cost $207,658,105)		219,097,713

SHORT TERM INVESTMENTS — 13.0%
MONEY MARKET FUNDS — 13.0%
State Street Navigator Securities Lending Prime Portfolio (b)(c)	28,412,764	$28,412,764
State Street Institutional Liquid Reserves Fund 0.09% (c)(d)	256,147	256,147

TOTAL SHORT TERM INVESTMENTS — (e)
(Cost $28,668,911)		28,668,911

TOTAL INVESTMENTS — 112.4% (f)
(Cost $236,327,016)		247,766,624
OTHER ASSETS & LIABILITIES — (12.4)%		(27,386,081)

NET ASSETS — 100.0%		$220,380,543

(a)	A portion of the security was on loan at September 30, 2011.
(b)	Investments of cash collateral for securities loaned.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)

SPDR Barclays Capital Long Term Treasury ETF
SCHEDULE OF INVESTMENTS
September 30, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

U.S. TREASURY OBLIGATIONS — 99.1%
Treasury Bonds
3.50%, 2/15/2039 (a)	$1,353,000	$1,503,981
3.75%, 8/15/2041 (a)	1,629,000	1,897,524
3.88%, 8/15/2040 (a)	2,266,000	2,692,801
4.25%, 5/15/2039	1,580,000	1,988,082
4.25%, 11/15/2040	2,306,000	2,916,882
4.38%, 2/15/2038	805,000	1,028,170
4.38%, 11/15/2039 (a)	2,070,000	2,661,068
4.38%, 5/15/2040 (a)	2,207,000	2,841,910
4.38%, 5/15/2041	2,281,000	2,947,485
4.50%, 2/15/2036 (a)	1,256,000	1,626,018
4.50%, 5/15/2038 (a)	985,000	1,282,844
4.50%, 8/15/2039 (a)	1,763,000	2,307,044
4.63%, 2/15/2040	2,198,000	2,938,286
4.75%, 2/15/2037 (a)	766,000	1,029,129
4.75%, 2/15/2041 (a)	2,000,000	2,734,460
5.00%, 5/15/2037	781,000	1,087,691
5.25%, 11/15/2028 (a)	494,000	673,337
5.25%, 2/15/2029	494,000	674,616
5.38%, 2/15/2031 (a)	773,000	1,087,882
5.50%, 8/15/2028	419,000	585,255
6.00%, 2/15/2026	596,000	853,210
6.13%, 11/15/2027	852,000	1,255,235
6.13%, 8/15/2029	350,000	524,681
6.25%, 8/15/2023 (a)	982,000	1,399,576
6.25%, 5/15/2030	615,000	940,833
6.38%, 8/15/2027 (a)	315,000	473,684
6.50%, 11/15/2026	387,000	582,981
6.63%, 2/15/2027	316,000	482,801
6.75%, 8/15/2026	250,000	383,437
6.88%, 8/15/2025 (a)	457,000	700,101
7.13%, 2/15/2023	461,000	695,405
7.25%, 8/15/2022	438,000	661,450
7.50%, 11/15/2024 (a)	367,000	583,666
7.63%, 11/15/2022 (a)	236,000	366,782
7.63%, 2/15/2025 (a)	398,000	641,043
8.00%, 11/15/2021	700,000	1,093,323

TOTAL U.S. TREASURY OBLIGATIONS —
(Cost $43,792,026)		48,142,673

	Shares
SHORT TERM INVESTMENTS — 14.2%
MONEY MARKET FUNDS — 14.2%
State Street Navigator Securities Lending Prime Portfolio (b)(c)	6,894,335	6,894,335
State Street Institutional Liquid Reserves Fund 0.09% (c)(d)	20,319	20,319

TOTAL SHORT TERM INVESTMENTS — (e)
(Cost $6,914,654)		6,914,654

TOTAL INVESTMENTS — 113.3% (f)
(Cost $50,706,680)		55,057,327
OTHER ASSETS & LIABILITIES — (13.3)%		(6,472,511)

NET ASSETS — 100.0%		$48,584,816

(a)	A portion of the security was on loan at September 30, 2011.
(b)	Investments of cash collateral for securities loaned.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)

SPDR Barclays Capital Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS
September 30, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 98.3%
AEROSPACE & DEFENSE — 1.4%
General Dynamics Corp.:
4.25%, 5/15/2013	$500,000	$528,542
5.25%, 2/1/2014	950,000	1,044,658
Honeywell International, Inc. 4.25%, 3/1/2013	1,000,000	1,050,615
ITT Corp. 4.90%, 5/1/2014	200,000	219,448
Lockheed Martin Corp. 4.12%, 3/14/2013	200,000	210,456
Northrop Grumman Corp. 3.70%, 8/1/2014	350,000	372,551
The Boeing Co.:
1.88%, 11/20/2012	390,000	395,378
5.00%, 3/15/2014	250,000	274,689
5.13%, 2/15/2013	1,100,000	1,164,719

		5,261,056

AIR FREIGHT & LOGISTICS — 0.6%
FedEx Corp. 7.38%, 1/15/2014	250,000	282,173
GATX Corp. 8.75%, 5/15/2014	250,000	284,461
United Parcel Service, Inc.:
3.88%, 4/1/2014	500,000	538,328
4.50%, 1/15/2013	1,105,000	1,162,378

		2,267,340

AUTO COMPONENTS — 0.1%
Johnson Controls, Inc.:
1.75%, 3/1/2014	250,000	252,231
4.88%, 9/15/2013	250,000	267,179

		519,410

AUTOMOBILES — 0.5%
Daimler Finance North America LLC 6.50%, 11/15/2013	1,250,000	1,370,264
PACCAR Financial Corp. 2.05%, 6/17/2013	300,000	304,281
PACCAR, Inc. 6.88%, 2/15/2014	250,000	282,304

		1,956,849

BEVERAGES — 3.0%
Anheuser-Busch InBev Worldwide, Inc.:
1.50%, 7/14/2014	600,000	603,711
2.50%, 3/26/2013	1,260,000	1,283,972
3.00%, 10/15/2012	635,000	649,061
Bottling Group LLC:
4.63%, 11/15/2012	155,000	162,048
6.95%, 3/15/2014	1,000,000	1,139,420
Coca-Cola Enterprises, Inc. 1.13%, 11/12/2013	300,000	299,192
Coca-Cola HBC Finance BV 5.13%, 9/17/2013	350,000	366,756
Coca-Cola Refreshments USA, Inc. 7.38%, 3/3/2014	1,250,000	1,432,964
Diageo Capital PLC 5.20%, 1/30/2013	1,000,000	1,052,566
Diageo Finance BV 5.50%, 4/1/2013	250,000	265,723
Dr. Pepper Snapple Group, Inc. 2.35%, 12/21/2012	350,000	355,061
PepsiAmericas, Inc. 4.38%, 2/15/2014	600,000	648,482
PepsiCo, Inc.:
0.88%, 10/25/2013	500,000	500,210
3.75%, 3/1/2014	700,000	748,050
4.65%, 2/15/2013	765,000	807,225
The Coca-Cola Co. 0.75%, 11/15/2013	1,000,000	999,907

		11,314,348

BIOTECHNOLOGY — 0.1%
Biogen Idec, Inc. 6.00%, 3/1/2013	300,000	317,739

CAPITAL MARKETS — 5.5%
Morgan Stanley:
2.88%, 1/24/2014	1,750,000	1,665,100
2.88%, 7/28/2014	135,000	127,106
4.75%, 4/1/2014	1,250,000	1,188,610
5.25%, 11/2/2012	926,000	950,538
5.30%, 3/1/2013	2,015,000	2,021,593
6.00%, 5/13/2014	1,600,000	1,618,238
Northern Trust Corp. 5.50%, 8/15/2013	500,000	540,607
TD Ameritrade Holding Corp. 2.95%, 12/1/2012	250,000	254,161
The Bank of New York Mellon Corp.:
4.30%, 5/15/2014	1,500,000	1,616,709
4.95%, 11/1/2012	760,000	793,488
5.13%, 8/27/2013	900,000	966,265
The Charles Schwab Corp. 4.95%, 6/1/2014	700,000	763,401
The Goldman Sachs Group, Inc.:
5.15%, 1/15/2014	1,000,000	1,037,655
5.25%, 4/1/2013	1,050,000	1,082,771
5.25%, 10/15/2013	2,850,000	2,952,720
5.45%, 11/1/2012	1,940,000	2,000,655
6.00%, 5/1/2014	1,000,000	1,060,616

		20,640,233

CHEMICALS — 1.7%
Airgas, Inc. 2.85%, 10/1/2013	250,000	254,618
E.I. du Pont de Nemours & Co.:
1.75%, 3/25/2014	500,000	507,655
5.00%, 1/15/2013	436,000	459,693
5.00%, 7/15/2013	750,000	802,986
ICI Wilmington, Inc. 5.63%, 12/1/2013	500,000	531,053
Potash Corp. of Saskatchewan, Inc.:
4.88%, 3/1/2013	250,000	262,668
5.25%, 5/15/2014	150,000	164,721
PPG Industries, Inc. 5.75%, 3/15/2013	475,000	504,989
Praxair, Inc.:
1.75%, 11/15/2012	560,000	566,848
2.13%, 6/14/2013	350,000	357,500
The Dow Chemical Co.:
6.00%, 10/1/2012	500,000	523,763

SPDR Barclays Capital Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

7.60%, 5/15/2014	$1,250,000	$1,421,954

		6,358,448

COMMERCIAL BANKS — 15.4%
Abbey National Treasury Services PLC/London 2.88%, 4/25/2014	250,000	233,502
American Express Bank FSB:
5.50%, 4/16/2013	2,000,000	2,107,157
5.55%, 10/17/2012	385,000	401,488
American Express Centurion Bank 5.55%, 10/17/2012	250,000	260,706
Bank of Montreal:
1.75%, 4/29/2014	250,000	253,651
2.13%, 6/28/2013	750,000	765,124
Bank of Nova Scotia:
2.25%, 1/22/2013	1,125,000	1,144,638
2.38%, 12/17/2013	1,250,000	1,281,822
Barclays Bank PLC:
2.38%, 1/13/2014	1,000,000	974,997
2.50%, 1/23/2013	1,015,000	1,014,274
5.20%, 7/10/2014	1,500,000	1,533,948
BB&T Corp.:
2.05%, 4/28/2014	800,000	805,547
3.38%, 9/25/2013	500,000	516,717
BBVA US Senior SAU 3.25%, 5/16/2014	1,050,000	970,631
BNP Paribas/BNP Paribas US 2.13%, 12/21/2012	775,000	764,578
Canadian Imperial Bank of Commerce/Canada 1.45%, 9/13/2013	850,000	852,374
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands 1.85%, 1/10/2014	1,000,000	1,007,274
Credit Suisse of New York, NY:
2.20%, 1/14/2014	1,600,000	1,567,622
5.00%, 5/15/2013	3,000,000	3,096,409
5.50%, 5/1/2014	1,450,000	1,534,860
Deutsche Bank AG:
2.38%, 1/11/2013	1,315,000	1,307,118
4.88%, 5/20/2013	1,850,000	1,907,778
5.38%, 10/12/2012	1,500,000	1,554,432
Deutsche Bank AG London 3.88%, 8/18/2014	1,650,000	1,683,879
Fifth Third Bancorp 6.25%, 5/1/2013	600,000	637,069
Golden West Financial Corp. 4.75%, 10/1/2012	1,000,000	1,036,156
HSBC Bank USA NA 4.63%, 4/1/2014	750,000	776,888
HSBC Finance Corp. 5.25%, 1/15/2014	500,000	526,692
HSBC Holdings PLC 5.25%, 12/12/2012	1,270,000	1,299,460
ICICI Bank, Ltd. 6.63%, 10/3/2012 (a)	1,310,000	1,340,250
Key Bank NA 5.80%, 7/1/2014	850,000	911,792
Mercantile Bankshares Corp. 4.63%, 4/15/2013	450,000	467,083
National City Bank 4.63%, 5/1/2013	250,000	261,250
PNC Funding Corp. 5.40%, 6/10/2014	750,000	819,097
Royal Bank of Canada:
1.13%, 1/15/2014	500,000	500,583
2.10%, 7/29/2013	1,000,000	1,021,620
2.25%, 3/15/2013	205,000	208,073
SouthTrust Corp. 5.80%, 6/15/2014	750,000	803,677
SunTrust Banks, Inc. 5.25%, 11/5/2012	255,000	264,192
The Royal Bank of Scotland PLC:
3.25%, 1/11/2014	500,000	487,400
3.40%, 8/23/2013	1,250,000	1,235,192
The Toronto-Dominion Bank 1.38%, 7/14/2014	500,000	502,072
UFJ Finance Aruba AEC 6.75%, 7/15/2013	505,000	539,087
Union Bank NA 2.13%, 12/16/2013	500,000	503,991
US Bancorp:
1.38%, 9/13/2013	750,000	751,736
2.00%, 6/14/2013	1,000,000	1,014,211
US Bank NA 6.30%, 2/4/2014	1,000,000	1,102,142
Wachovia Corp.:
5.25%, 8/1/2014	500,000	535,621
5.50%, 5/1/2013	1,750,000	1,860,396
Wells Fargo & Co.:
4.38%, 1/31/2013	515,000	534,393
4.95%, 10/16/2013	2,250,000	2,381,915
5.25%, 10/23/2012	2,545,000	2,658,743
Wells Fargo Capital XIII 7.70%, 12/29/2049	1,515,000	1,518,788
Wells Fargo Capital XV 9.75%, 9/29/2049	1,000,000	1,002,500
Westpac Banking Corp.:
2.10%, 8/2/2013	1,600,000	1,614,276
2.25%, 11/19/2012	1,060,000	1,071,832

		57,728,703

COMMERCIAL SERVICES & SUPPLIES — 0.5%
Avery Dennison Corp. 4.88%, 1/15/2013	250,000	261,368
Block Financial LLC 7.88%, 1/15/2013	405,000	423,225
Pitney Bowes, Inc.:
3.88%, 6/15/2013	500,000	515,168
4.88%, 8/15/2014	300,000	320,282
Waste Management, Inc. 6.38%, 11/15/2012	450,000	475,329

		1,995,372

COMMUNICATIONS EQUIPMENT — 0.4%
Cisco Systems, Inc. 1.63%, 3/14/2014	1,250,000	1,268,176
Motorola, Inc. 5.38%, 11/15/2012	250,000	260,938

		1,529,114

SPDR Barclays Capital Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

COMPUTERS & PERIPHERALS — 3.2%
Dell, Inc.:
1.40%, 9/10/2013	$250,000	$251,175
4.70%, 4/15/2013	500,000	527,355
5.63%, 4/15/2014	500,000	549,569
Hewlett-Packard Co.:
1.25%, 9/13/2013	1,250,000	1,240,337
1.55%, 5/30/2014	1,000,000	992,922
4.50%, 3/1/2013	565,000	588,224
4.75%, 6/2/2014	500,000	535,245
6.13%, 3/1/2014	1,000,000	1,101,235
HP Enterprise Services LLC, Series B 6.00%, 8/1/2013	600,000	648,012
International Business Machines Corp.:
1.00%, 8/5/2013	1,000,000	1,003,572
1.25%, 5/12/2014	575,000	579,842
2.10%, 5/6/2013	750,000	767,801
4.75%, 11/29/2012	1,830,000	1,918,728
6.50%, 10/15/2013	800,000	890,228
Lexmark International, Inc. 5.90%, 6/1/2013	350,000	366,922

		11,961,167

CONSUMER FINANCE — 1.3%
Caterpillar Financial Services Corp.:
1.38%, 5/20/2014	775,000	779,047
1.55%, 12/20/2013	750,000	758,129
1.65%, 4/1/2014	200,000	202,590
1.90%, 12/17/2012	500,000	507,499
2.00%, 4/5/2013	155,000	158,013
4.85%, 12/7/2012	360,000	377,772
4.90%, 8/15/2013	1,000,000	1,074,972
6.13%, 2/17/2014	1,000,000	1,113,266

		4,971,288

COSMETICS/PERSONAL CARE — 0.1%
Avon Products, Inc. 5.63%, 3/1/2014	500,000	536,129

DIVERSIFIED FINANCIAL SERVICES — 19.0%
Allstate Life Global Funding Trusts 5.38%, 4/30/2013	1,500,000	1,590,328
American Express Co. 7.25%, 5/20/2014	600,000	673,502
American Express Credit Corp.:
5.13%, 8/25/2014	1,000,000	1,081,042
5.88%, 5/2/2013	300,000	318,518
7.30%, 8/20/2013	2,200,000	2,395,229
Bank of America Corp.:
4.75%, 8/15/2013	500,000	492,041
4.88%, 1/15/2013	1,750,000	1,728,867
4.90%, 5/1/2013	1,750,000	1,721,130
5.38%, 6/15/2014	600,000	595,517
7.38%, 5/15/2014	2,000,000	2,057,176
BlackRock, Inc. 2.25%, 12/10/2012	550,000	558,420
Boeing Capital Corp. 5.80%, 1/15/2013	255,000	271,810
BP Capital Markets PLC:
3.63%, 5/8/2014	1,000,000	1,049,498
5.25%, 11/7/2013	1,850,000	1,990,689
Capital One Bank USA NA 6.50%, 6/13/2013	350,000	372,814
Capital One Financial Corp.:
2.13%, 7/15/2014	350,000	345,336
6.25%, 11/15/2013	250,000	268,959
7.38%, 5/23/2014	1,000,000	1,112,449
Citigroup, Inc.:
5.00%, 9/15/2014	2,000,000	1,950,551
5.13%, 5/5/2014	750,000	775,747
5.30%, 10/17/2012	1,705,000	1,753,814
5.50%, 4/11/2013	2,550,000	2,625,031
5.85%, 7/2/2013	500,000	519,739
6.00%, 12/13/2013	1,000,000	1,050,172
6.38%, 8/12/2014	2,000,000	2,139,896
6.50%, 8/19/2013	3,200,000	3,370,089
CME Group, Inc. 5.75%, 2/15/2014	750,000	820,807
Franklin Resources, Inc. 2.00%, 5/20/2013	360,000	364,918
General Electric Capital Corp.:
1.88%, 9/16/2013	2,000,000	2,004,618
2.10%, 1/7/2014	1,500,000	1,504,180
2.80%, 1/8/2013	2,495,000	2,537,045
4.80%, 5/1/2013	3,750,000	3,930,533
5.25%, 10/19/2012	1,085,000	1,134,157
5.45%, 1/15/2013	1,540,000	1,618,251
5.65%, 6/9/2014	500,000	542,417
5.90%, 5/13/2014	1,500,000	1,641,411
HSBC Finance Corp. 6.38%, 11/27/2012	1,000,000	1,037,950
IBM International Group Capital LLC 5.05%, 10/22/2012	360,000	377,053
JPMorgan Chase & Co.:
1.65%, 9/30/2013	700,000	699,255
2.05%, 1/24/2014	1,000,000	998,345
4.65%, 6/1/2014	1,500,000	1,591,703
4.75%, 5/1/2013	1,500,000	1,574,664
5.13%, 9/15/2014	1,500,000	1,581,957
5.38%, 10/1/2012	2,290,000	2,389,338
5.75%, 1/2/2013	1,300,000	1,362,384
Merrill Lynch & Co., Inc.:
5.00%, 2/3/2014	1,050,000	1,022,355
5.45%, 2/5/2013	1,220,000	1,207,422
6.15%, 4/25/2013	1,500,000	1,486,645
National Rural Utilities Cooperative Finance Corp.:
1.13%, 11/1/2013	500,000	500,725
5.50%, 7/1/2013	750,000	807,650
NYSE Euronext 4.80%, 6/28/2013	500,000	528,655
SLM Corp.:
5.00%, 10/1/2013	950,000	945,250
5.38%, 5/15/2014	600,000	600,000
The Western Union Co. 6.50%, 2/26/2014	850,000	926,225
Toyota Motor Credit Corp. 1.38%, 8/12/2013	650,000	656,242
UBS AG of Stamford, CT:
2.25%, 8/12/2013	1,000,000	985,516
2.25%, 1/28/2014	500,000	486,987
2.75%, 1/8/2013	255,000	254,980

		70,928,002

SPDR Barclays Capital Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.0%
British Telecommunications PLC 5.15%, 1/15/2013	$580,000	$606,877
Qwest Communications International, Inc. 7.50%, 2/15/2014	500,000	500,000
Telefonica Emisiones SAU 5.86%, 2/4/2013	505,000	513,419
Verizon Communications, Inc.:
1.95%, 3/28/2014	1,250,000	1,272,231
4.35%, 2/15/2013	900,000	940,293

		3,832,820

ELECTRIC UTILITIES — 4.0%
Baltimore Gas & Electric Co. 6.13%, 7/1/2013	250,000	269,108
CenterPoint Energy Houston Electric LLC, Series J 5.70%, 3/15/2013	500,000	533,085
Commonwealth Edison Co. 1.63%, 1/15/2014	500,000	503,389
Consolidated Edison Co. of New York, Inc. 4.88%, 2/1/2013	345,000	362,401
Consumers Energy Co., Series D 5.38%, 4/15/2013	114,000	121,227
Dominion Resources, Inc.:
1.80%, 3/15/2014	200,000	202,054
5.00%, 3/15/2013	250,000	264,397
Duke Energy Carolinas LLC:
5.63%, 11/30/2012	885,000	931,125
5.75%, 11/15/2013	250,000	273,737
Duke Energy Corp. 6.30%, 2/1/2014	500,000	555,145
Duke Energy Indiana, Inc. 5.00%, 9/15/2013	250,000	267,780
Exelon Generation Co. LLC 5.35%, 1/15/2014	400,000	430,072
Georgia Power Co.:
1.30%, 9/15/2013	1,000,000	1,008,622
6.00%, 11/1/2013	500,000	551,364
NextEra Energy Capital Holdings, Inc. 5.35%, 6/15/2013	500,000	532,683
Nisource Finance Corp.:
5.40%, 7/15/2014	250,000	273,843
6.15%, 3/1/2013	505,000	537,386
Northeast Utilities 5.65%, 6/1/2013	150,000	159,170
Ohio Power Co. 5.50%, 2/15/2013	250,000	263,863
Ohio Power Co., Series L 5.75%, 9/1/2013	250,000	268,742
Oncor Electric Delivery Co. LLC 5.95%, 9/1/2013	500,000	538,868
PG&E Corp. 5.75%, 4/1/2014	1,000,000	1,094,257
PPL Energy Supply LLC 6.30%, 7/15/2013	250,000	268,082
Progress Energy, Inc. 6.05%, 3/15/2014	500,000	551,157
PSEG Power LLC 2.50%, 4/15/2013	605,000	614,127
Public Service Electric & Gas Co. 0.85%, 8/15/2014	345,000	342,344
Public Service of Colorado 7.88%, 10/1/2012	787,000	842,312
Sierra Pacific Power Co., Series Q 5.45%, 9/1/2013	250,000	269,057
Southern California Edison Co., Series 0 5.00%, 1/15/2014	500,000	544,863
The Cleveland Electric Illuminating Co. 5.65%, 12/15/2013	250,000	270,972
The Dayton Power & Light Co. 5.13%, 10/1/2013	200,000	215,036
The Detroit Edison Co. 6.40%, 10/1/2013	250,000	276,117
Virginia Electric and Power Co. 5.10%, 11/30/2012	710,000	742,706
Wisconsin Electric Power Co. 4.50%, 5/15/2013	100,000	105,112

		14,984,203

ELECTRICAL EQUIPMENT — 0.3%
Emerson Electric Co. 5.63%, 11/15/2013	500,000	551,730
Roper Industries, Inc. 6.63%, 8/15/2013	400,000	436,495

		988,225

ELECTRONICS EQUIPMENT INSTRUMENTS & COMPONENTS — 0.1%
Agilent Technologies, Inc. 2.50%, 7/15/2013	250,000	252,163

FOOD & STAPLES RETAILING — 2.1%
Safeway, Inc. 6.25%, 3/15/2014	500,000	556,747
Target Corp.:
1.13%, 7/18/2014	385,000	388,206
4.00%, 6/15/2013	335,000	353,682
5.13%, 1/15/2013	250,000	263,986
The Kroger Co. 5.00%, 4/15/2013	1,000,000	1,053,757
Wal-Mart Stores, Inc.:
0.75%, 10/25/2013	750,000	751,469
1.63%, 4/15/2014	500,000	511,324
3.20%, 5/15/2014	500,000	531,436
4.25%, 4/15/2013	650,000	686,757
4.55%, 5/1/2013	1,750,000	1,858,633
Walgreen Co. 4.88%, 8/1/2013	900,000	966,530

		7,922,527

FOOD PRODUCTS — 2.1%
Bunge Ltd. Finance Corp.:
5.35%, 4/15/2014	250,000	264,739
5.88%, 5/15/2013	287,000	301,104
Campbell Soup Co.:
4.88%, 10/1/2013	250,000	269,112
5.00%, 12/3/2012	250,000	262,512
ConAgra Foods, Inc. 5.88%, 4/15/2014	600,000	655,349
Delhaize Group SA 5.88%, 2/1/2014	250,000	272,131

SPDR Barclays Capital Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

General Mills, Inc.:
1.55%, 5/16/2014	$250,000	$252,428
5.25%, 8/15/2013	400,000	431,415
H.J. Heinz Co. 5.35%, 7/15/2013	350,000	376,893
Kellogg Co.:
4.25%, 3/6/2013	305,000	319,246
5.13%, 12/3/2012	480,000	504,143
Kraft Foods, Inc.:
2.63%, 5/8/2013	1,000,000	1,020,872
6.00%, 2/11/2013	500,000	530,861
6.75%, 2/19/2014	600,000	670,117
Sara Lee Corp. 3.88%, 6/15/2013	500,000	517,729
The Hershey Co. 5.00%, 4/1/2013	200,000	212,331
Tyson Foods, Inc. 10.50%, 3/1/2014	500,000	580,109
Unilever Capital Corp. 3.65%, 2/15/2014	500,000	530,701

		7,971,792

HEALTH CARE EQUIPMENT & SUPPLIES — 1.0%
Baxter International, Inc. 1.80%, 3/15/2013	205,000	207,798
Boston Scientific Corp. 5.45%, 6/15/2014	500,000	537,342
CareFusion Corp. 5.13%, 8/1/2014	500,000	546,101
Covidien International Finance SA:
1.88%, 6/15/2013	500,000	507,340
5.45%, 10/15/2012	155,000	162,268
Hospira, Inc. 5.90%, 6/15/2014	350,000	386,513
Medtronic, Inc. 4.50%, 3/15/2014	550,000	595,555
St Jude Medical, Inc.:
2.20%, 9/15/2013	500,000	509,591
3.75%, 7/15/2014	250,000	265,493

		3,718,001

HEALTH CARE PROVIDERS & SERVICES — 0.6%
Express Scripts, Inc. 6.25%, 6/15/2014	1,100,000	1,217,173
Laboratory Corp. of America Holdings 5.50%, 2/1/2013	250,000	263,302
UnitedHealth Group, Inc.:
4.88%, 2/15/2013	360,000	378,178
5.50%, 11/15/2012	500,000	524,726

		2,383,379

HOTELS, RESTAURANTS & LEISURE — 0.2%
Darden Restaurants, Inc. 5.63%, 10/15/2012	250,000	261,374
McDonald’s Corp. 4.30%, 3/1/2013	500,000	526,389

		787,763

HOUSEHOLD DURABLES — 0.3%
Stanley Black & Decker, Inc. 6.15%, 10/1/2013	250,000	270,476
Whirlpool Corp. 8.60%, 5/1/2014	607,000	690,490

		960,966

HOUSEHOLD PRODUCTS — 0.9%
Clorox Co.:
5.00%, 3/1/2013	250,000	260,405
5.45%, 10/15/2012	505,000	527,335
Colgate-Palmolive Co. 1.25%, 5/1/2014	350,000	354,080
Fortune Brands, Inc. 4.88%, 12/1/2013	250,000	262,086
Kimberly-Clark Corp. 5.00%, 8/15/2013	250,000	269,304
Newell Rubbermaid, Inc. 5.50%, 4/15/2013	350,000	368,993
The Procter & Gamble Co.:
0.70%, 8/15/2014	500,000	499,388
4.95%, 8/15/2014	650,000	724,999

		3,266,590

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
TransAlta Corp. 5.75%, 12/15/2013	500,000	541,887

INDUSTRIAL CONGLOMERATES — 1.6%
3M Co.:
4.38%, 8/15/2013	750,000	803,292
4.65%, 12/15/2012	275,000	288,512
Cooper US, Inc. 5.25%, 11/15/2012	500,000	523,336
General Electric Co. 5.00%, 2/1/2013	2,785,000	2,914,869
Koninklijke Philips Electronics NV 4.63%, 3/11/2013	360,000	377,048
Tyco Electronics Group SA 6.00%, 10/1/2012	455,000	477,092
Tyco International Finance SA 6.00%, 11/15/2013	500,000	548,423

		5,932,572

INSURANCE — 3.6%
ACE INA Holdings, Inc. 5.88%, 6/15/2014	365,000	403,858
Aegon NV 4.75%, 6/1/2013	350,000	359,846
American International Group, Inc.:
3.65%, 1/15/2014	500,000	486,352
4.25%, 5/15/2013	300,000	299,967
4.25%, 9/15/2014	250,000	243,077
Assurant, Inc. 5.63%, 2/15/2014	150,000	157,457
Berkshire Hathaway Finance Corp.:
1.50%, 1/10/2014	1,250,000	1,264,778
4.60%, 5/15/2013	500,000	527,603
5.00%, 8/15/2013	1,750,000	1,875,958
Berkshire Hathaway, Inc. 2.13%, 2/11/2013	510,000	518,052
Chubb Corp. 5.20%, 4/1/2013	260,000	273,801
Genworth Financial, Inc. 5.75%, 6/15/2014	500,000	492,500

SPDR Barclays Capital Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

Hartford Financial Services Group, Inc. 4.63%, 7/15/2013	$250,000	$257,436
Jefferson-Pilot Corp. 4.75%, 1/30/2014	250,000	263,097
MetLife, Inc.:
2.38%, 2/6/2014	500,000	504,007
5.00%, 11/24/2013	500,000	533,493
5.38%, 12/15/2012	300,000	314,183
5.50%, 6/15/2014	250,000	271,730
Principal Financial Group, Inc. 7.88%, 5/15/2014	350,000	394,845
Principal Life Income Funding Trusts:
5.30%, 12/14/2012	520,000	544,065
5.30%, 4/24/2013	500,000	528,420
Prudential Financial, Inc.:
2.75%, 1/14/2013	55,000	55,517
4.50%, 7/15/2013	500,000	520,458
4.75%, 4/1/2014	670,000	700,952
5.10%, 9/20/2014	500,000	527,819
5.15%, 1/15/2013	155,000	160,977
The Allstate Corp. 5.00%, 8/15/2014	490,000	533,358
Travelers Property Casualty Corp. 5.00%, 3/15/2013	255,000	266,841

		13,280,447

INTERNET SOFTWARE & SERVICES — 0.3%
eBay, Inc. 0.88%, 10/15/2013	350,000	349,088
Google, Inc. 1.25%, 5/19/2014	600,000	605,873

		954,961

IT SERVICES — 0.2%
Computer Sciences Corp., Series W 5.50%, 3/15/2013	660,000	691,467

LEISURE EQUIPMENT & PRODUCTS — 0.2%
Hasbro, Inc. 6.13%, 5/15/2014	350,000	388,937
Mattel, Inc. 5.63%, 3/15/2013	250,000	263,288

		652,225

LIFE SCIENCES TOOLS & SERVICES — 0.2%
Life Technologies Corp. 3.38%, 3/1/2013	400,000	409,027
Thermo Fisher Scientific, Inc.:
2.05%, 2/21/2014	120,000	123,044
2.15%, 12/28/2012	250,000	254,459

		786,530

MACHINERY — 1.3%
Caterpillar, Inc. 1.38%, 5/27/2014	210,000	211,104
Danaher Corp. 1.30%, 6/23/2014	205,000	207,631
Eaton Corp. 4.90%, 5/15/2013	350,000	371,881
Ingersoll-Rand Global Holding Co., Ltd.:
6.00%, 8/15/2013	645,000	697,695
9.50%, 4/15/2014	250,000	296,028
John Deere Capital Corp.:
1.88%, 6/17/2013	1,400,000	1,423,014
4.95%, 12/17/2012	925,000	972,846
5.25%, 10/1/2012	500,000	523,123

		4,703,322

MEDIA — 3.0%
CBS Corp. 8.20%, 5/15/2014	270,000	311,850
Comcast Cable Communications Holdings, Inc. 8.38%, 3/15/2013	1,236,000	1,360,637
Comcast Cable Communications LLC 7.13%, 6/15/2013	750,000	822,705
Comcast Corp. 5.30%, 1/15/2014	500,000	543,491
Cox Communications, Inc.:
4.63%, 6/1/2013	250,000	263,851
7.13%, 10/1/2012	652,000	690,932
Historic TW, Inc. 9.13%, 1/15/2013	243,000	266,045
News America, Inc. 9.25%, 2/1/2013	250,000	273,353
Reed Elsevier Capital, Inc. 7.75%, 1/15/2014	250,000	277,689
The McGraw-Hill Companies, Inc. 5.38%, 11/15/2012	110,000	114,282
The Walt Disney Co.:
4.50%, 12/15/2013	500,000	539,737
4.70%, 12/1/2012	810,000	848,503
Thomson Reuters Corp. 5.95%, 7/15/2013	500,000	536,770
Time Warner Cable, Inc.:
6.20%, 7/1/2013	1,390,000	1,499,757
7.50%, 4/1/2014	500,000	569,721
8.25%, 2/14/2014	300,000	345,260
Turner Broadcasting System, Inc. 8.38%, 7/1/2013	250,000	278,161
Viacom, Inc. 4.38%, 9/15/2014	500,000	535,055
WPP Finance UK:
5.88%, 6/15/2014	500,000	536,751
8.00%, 9/15/2014	350,000	396,766

		11,011,316

METALS & MINING — 2.1%
Alcoa, Inc. 6.00%, 7/15/2013	350,000	373,163
ArcelorMittal 5.38%, 6/1/2013	750,000	761,527
ArcelorMittal USA, Inc. 6.50%, 4/15/2014	500,000	514,385
Barrick Gold Corp. 1.75%, 5/30/2014	300,000	301,377
Barrick Gold Finance Co. LLC 6.13%, 9/15/2013	350,000	382,470
BHP Billiton Finance USA, Ltd.:
4.80%, 4/15/2013	500,000	526,933
5.50%, 4/1/2014	900,000	987,471
Nucor Corp.:
5.00%, 12/1/2012	355,000	371,194
5.00%, 6/1/2013	165,000	175,159

SPDR Barclays Capital Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

Rio Tinto Alcan, Inc. 4.50%, 5/15/2013	$1,050,000	$1,101,071
Rio Tinto Finance USA, Ltd. 8.95%, 5/1/2014	1,250,000	1,477,261
Teck Resources Ltd. 9.75%, 5/15/2014	500,000	593,210
WMC Finance USA, Ltd. 5.13%, 5/15/2013	250,000	265,279

		7,830,500

MULTI-UTILITIES — 1.0%
Ameren Corp. 8.88%, 5/15/2014	400,000	453,146
CenterPoint Energy Resources Corp. 7.88%, 4/1/2013	500,000	548,249
DTE Energy Co. 7.63%, 5/15/2014	185,000	211,843
MidAmerican Energy Holdings Co. 5.88%, 10/1/2012	755,000	791,498
Sempra Energy:
2.00%, 3/15/2014	500,000	504,517
8.90%, 11/15/2013	350,000	397,920
Veolia Environnement 5.25%, 6/3/2013	840,000	879,626

		3,786,799

MULTILINE RETAIL — 0.3%
Macy’s Retail Holdings, Inc. 5.75%, 7/15/2014	619,000	661,220
Nordstrom, Inc. 6.75%, 6/1/2014	500,000	564,519

		1,225,739

OFFICE ELECTRONICS — 0.3%
Xerox Corp.:
5.65%, 5/15/2013	500,000	530,593
8.25%, 5/15/2014	450,000	518,072

		1,048,665

OIL, GAS & CONSUMABLE FUELS — 4.7%
Anadarko Petroleum Corp. 7.63%, 3/15/2014	500,000	560,997
Apache Corp. 6.00%, 9/15/2013	600,000	658,511
Atmos Energy Corp. 5.13%, 1/15/2013	255,000	266,735
Canadian Natural Resources, Ltd. 5.15%, 2/1/2013	335,000	351,511
Cenovus Energy, Inc. 4.50%, 9/15/2014	500,000	534,609
Chevron Corp. 3.95%, 3/3/2014	1,250,000	1,343,541
ConocoPhillips:
4.40%, 5/15/2013	750,000	792,744
4.75%, 10/15/2012	310,000	322,628
4.75%, 2/1/2014	1,050,000	1,139,986
ConocoPhillips Australia Funding Co. 5.50%, 4/15/2013	300,000	321,021
Devon Energy Corp. 5.63%, 1/15/2014	500,000	547,731
EnCana Corp. 4.75%, 10/15/2013	350,000	369,101
EnCana Holdings Finance Corp. 5.80%, 5/1/2014	500,000	544,648
Energy Transfer Partners LP 8.50%, 4/15/2014	350,000	400,197
Enterprise Products Operating LLC:
5.65%, 4/1/2013	550,000	581,583
9.75%, 1/31/2014	150,000	175,683
EOG Resources, Inc. 6.13%, 10/1/2013	500,000	548,997
Hess Corp. 7.00%, 2/15/2014	300,000	336,634
Husky Energy, Inc. 5.90%, 6/15/2014	500,000	547,305
Kinder Morgan Energy Partners LP 5.00%, 12/15/2013	250,000	268,035
NuStar Pipeline Operating Partnership LP 5.88%, 6/1/2013	250,000	263,872
Occidental Petroleum Corp. 1.45%, 12/13/2013	350,000	354,532
Petro-Canada 4.00%, 7/15/2013	250,000	259,166
Plains All American Pipeline LP/PAA Finance Corp. 5.63%, 12/15/2013	250,000	271,689
Shell International Finance BV:
1.88%, 3/25/2013	1,765,000	1,798,067
4.00%, 3/21/2014	1,000,000	1,075,033
Spectra Energy Capital LLC:
5.67%, 8/15/2014	500,000	548,387
6.25%, 2/15/2013	244,000	258,802
Statoil ASA 3.88%, 4/15/2014	500,000	534,994
Total Capital Canada, Ltd. 1.63%, 1/28/2014	500,000	507,473
TransCanada PipeLines, Ltd. 4.00%, 6/15/2013	205,000	213,933
Transocean, Inc. 5.25%, 3/15/2013	300,000	312,355
Weatherford International, Ltd.:
4.95%, 10/15/2013	200,000	210,478
5.15%, 3/15/2013	193,000	202,091
XTO Energy, Inc. 5.75%, 12/15/2013	250,000	276,681

		17,699,750

PAPER & FOREST PRODUCTS — 0.1%
International Paper Co. 7.40%, 6/15/2014	250,000	282,380

PHARMACEUTICALS — 4.1%
Abbott Laboratories 5.15%, 11/30/2012	775,000	815,790
AstraZeneca PLC 5.40%, 6/1/2014	400,000	443,139
Bristol-Myers Squibb Co. 5.25%, 8/15/2013	150,000	162,072
Eli Lilly & Co. 4.20%, 3/6/2014	932,000	1,006,404
GlaxoSmithKline Capital, Inc.:
4.38%, 4/15/2014	400,000	433,516
4.85%, 5/15/2013	2,150,000	2,289,887

SPDR Barclays Capital Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

Johnson & Johnson:
1.20%, 5/15/2014	$1,275,000	$1,290,763
3.80%, 5/15/2013	246,000	259,286
McKesson Corp.:
5.25%, 3/1/2013	500,000	529,197
6.50%, 2/15/2014	250,000	281,062
Medco Health Solutions, Inc.:
6.13%, 3/15/2013	350,000	371,625
7.25%, 8/15/2013	250,000	274,701
Merck & Co, Inc. 5.30%, 12/1/2013	1,000,000	1,097,494
Novartis Capital Corp.:
1.90%, 4/24/2013	2,025,000	2,065,773
4.13%, 2/10/2014	600,000	644,709
Sanofi-Aventis SA 1.63%, 3/28/2014	500,000	507,385
Teva Pharmaceutical Finance III 1.70%, 3/21/2014	250,000	252,284
Wyeth:
5.50%, 3/15/2013	1,005,000	1,074,668
5.50%, 2/1/2014	1,500,000	1,654,422

		15,454,177

PIPELINES — 0.1%
Buckeye Partners LP 4.63%, 7/15/2013	350,000	365,085
Enbridge, Inc. 5.80%, 6/15/2014	125,000	136,845

		501,930

REAL ESTATE INVESTMENT TRUSTS — 0.7%
Duke Realty LP 6.25%, 5/15/2013	350,000	365,291
ERP Operating LP:
5.20%, 4/1/2013	250,000	259,298
5.25%, 9/15/2014	500,000	534,170
HCP, Inc. 2.70%, 2/1/2014	560,000	550,979
Hospitality Properties Trust 7.88%, 8/15/2014	350,000	381,732
Nationwide Health Properties, Inc. 6.25%, 2/1/2013	250,000	261,017
ProLogis LP 7.63%, 8/15/2014	150,000	163,021

		2,515,508

ROAD & RAIL — 0.6%
Burlington Northern Santa Fe LLC 4.30%, 7/1/2013	250,000	263,135
Canadian National Railway Co. 4.95%, 1/15/2014	500,000	545,491
CSX Corp. 5.50%, 8/1/2013	500,000	536,925
Ryder System, Inc. 5.85%, 3/1/2014	250,000	273,069
Union Pacific Corp. 5.45%, 1/31/2013	410,000	432,228

		2,050,848

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.5%
Broadcom Corp. 1.50%, 11/1/2013	250,000	250,488
Maxim Integrated Products, Inc. 3.45%, 6/14/2013	250,000	256,863
Texas Instruments, Inc.:
0.88%, 5/15/2013	500,000	500,165
1.38%, 5/15/2014	725,000	729,704

		1,737,220

SOFTWARE — 1.0%
Microsoft Corp.:
0.88%, 9/27/2013	750,000	753,264
2.95%, 6/1/2014	1,250,000	1,318,274
Oracle Corp.:
3.75%, 7/8/2014	900,000	966,835
4.95%, 4/15/2013	800,000	851,255

		3,889,628

SPECIALTY RETAIL — 0.7%
AutoZone, Inc. 5.88%, 10/15/2012	500,000	523,769
Best Buy Co., Inc. 6.75%, 7/15/2013	250,000	268,671
Home Depot, Inc. 5.25%, 12/16/2013	750,000	813,338
Staples, Inc. 9.75%, 1/15/2014	1,000,000	1,165,778

		2,771,556

TOBACCO — 1.0%
Altria Group, Inc. 8.50%, 11/10/2013	1,100,000	1,257,836
Philip Morris International, Inc.:
4.88%, 5/16/2013	1,150,000	1,221,554
6.88%, 3/17/2014	750,000	849,517
Reynolds American, Inc. 7.25%, 6/1/2013	250,000	272,461

		3,601,368

TRADING COMPANIES & DISTRIBUTORS — 0.1%
GATX Corp. 4.75%, 10/1/2012	175,000	180,351

WIRELESS TELECOMMUNICATION SERVICES — 5.1%
America Movil SAB de CV 5.50%, 3/1/2014	400,000	433,720
AT&T, Inc.:
4.85%, 2/15/2014	400,000	429,911
4.95%, 1/15/2013	2,025,000	2,120,345
5.10%, 9/15/2014	1,000,000	1,096,892
6.70%, 11/15/2013	1,000,000	1,111,438
BellSouth Corp.:
4.75%, 11/15/2012	515,000	535,581
5.20%, 9/15/2014	249,000	273,085
Cellco Partnership/Verizon Wireless Capital LLC:
5.55%, 2/1/2014	650,000	711,335
7.38%, 11/15/2013	2,250,000	2,532,399
CenturyLink, Inc. 7.88%, 8/15/2012	500,000	521,276
Deutsche Telekom International Finance BV 5.25%, 7/22/2013	1,500,000	1,591,506
France Telecom SA 4.38%, 7/8/2014	750,000	799,345

SPDR Barclays Capital Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

Rogers Communications, Inc. 6.38%, 3/1/2014	$1,000,000	$1,113,413
Telecom Italia Capital SA:
5.25%, 11/15/2013	1,350,000	1,319,426
6.18%, 6/18/2014	500,000	496,895
Telefonica Emisiones SAU 2.58%, 4/26/2013	550,000	533,737
Verizon Communications, Inc. 5.25%, 4/15/2013	529,000	562,789
Verizon Global Funding Corp.:
4.38%, 6/1/2013	500,000	526,926
7.38%, 9/1/2012	330,000	349,131
Verizon Virginia, Inc. 4.63%, 3/15/2013	500,000	523,488
Vodafone Group PLC:
4.15%, 6/10/2014	200,000	214,623
5.00%, 12/16/2013	1,150,000	1,243,507

		19,040,768

TOTAL CORPORATE BONDS & NOTES —
(Cost $369,000,459)		367,525,541

	Shares
SHORT TERM INVESTMENT — 3.1%
MONEY MARKET FUND — 3.1%
State Street Institutional Liquid Reserves Fund 0.09% (b)(c)(d) (Cost $11,676,461)	11,676,461	11,676,461

TOTAL INVESTMENTS — 101.4% (e)
(Cost $380,676,920)		379,202,002
OTHER ASSETS & LIABILITIES — (1.4)%		(5,337,343)

NET ASSETS — 100.0%		$373,864,659

(a)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.4% of net assets as of September 30, 2011, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(e)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
PLC = Public Limited Company

SPDR Barclays Capital Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS
September 30, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 98.6%
AEROSPACE & DEFENSE — 1.6%
General Dynamics Corp.:
4.25%, 5/15/2013 (a)	$150,000	$158,562
5.25%, 2/1/2014	100,000	109,964
Goodrich Corp. 3.60%, 2/1/2021 (a)	150,000	153,841
Honeywell International, Inc. 5.00%, 2/15/2019	440,000	509,492
L-3 Communications Corp. 4.75%, 7/15/2020	250,000	253,955
Lockheed Martin Corp. 4.25%, 11/15/2019	145,000	156,900
Northrop Grumman Corp. 1.85%, 11/15/2015 (a)	250,000	249,014
Raytheon Co. 3.13%, 10/15/2020	300,000	296,410
Textron, Inc. 4.63%, 9/21/2016	100,000	99,670
The Boeing Co. 3.50%, 2/15/2015	500,000	535,319
United Technologies Corp.:
4.50%, 4/15/2020	250,000	279,481
5.38%, 12/15/2017	260,000	300,287

		3,102,895

AIR FREIGHT & LOGISTICS — 0.4%
FedEx Corp. 8.00%, 1/15/2019	150,000	196,708
United Parcel Service of America, Inc. 8.38%, 4/1/2020	100,000	141,179
United Parcel Service, Inc.:
4.50%, 1/15/2013	150,000	157,789
5.13%, 4/1/2019 (a)	250,000	301,668

		797,344

AIRLINES — 0.2%
Delta Air Lines 2010-2 Pass Through Trust, Class A 4.95%, 5/23/2019	147,852	145,634
United Air Lines, Inc. 9.75%, 1/15/2017	222,336	240,678

		386,312

AUTO COMPONENTS — 0.1%
Johnson Controls, Inc. 5.00%, 3/30/2020	150,000	165,499

AUTOMOBILES — 0.2%
Daimler Finance North America LLC 6.50%, 11/15/2013	440,000	482,333

BANKS — 0.3%
Abbey National Treasury Services PLC 4.00%, 4/27/2016	250,000	227,918
First Tennessee Bank 5.65%, 4/1/2016	250,000	265,251

		493,169

BEVERAGES — 2.5%
Anheuser-Busch InBev Worldwide, Inc.:
1.50%, 7/14/2014	100,000	100,619
2.50%, 3/26/2013	250,000	254,756
2.88%, 2/15/2016 (a)	45,000	47,219
3.63%, 4/15/2015	300,000	321,356
4.13%, 1/15/2015 (a)	195,000	211,364
5.38%, 1/15/2020 (a)	615,000	715,139
Coca-Cola Enterprises, Inc. 3.50%, 9/15/2020 (a)	150,000	153,726
Diageo Capital PLC 4.83%, 7/15/2020	250,000	278,342
Diageo Finance BV 3.25%, 1/15/2015	390,000	407,339
Dr. Pepper Snapple Group, Inc. 2.35%, 12/21/2012 (a)	250,000	253,615
PepsiCo, Inc.:
0.88%, 10/25/2013	350,000	350,147
2.50%, 5/10/2016 (a)	250,000	258,266
3.00%, 8/25/2021	20,000	20,121
3.10%, 1/15/2015	160,000	169,774
3.13%, 11/1/2020	250,000	254,883
5.00%, 6/1/2018	285,000	330,792
The Coca-Cola Co.:
1.50%, 11/15/2015	500,000	504,001
3.15%, 11/15/2020 (a)	270,000	278,019

		4,909,478

BIOTECHNOLOGY — 0.6%
Amgen, Inc.:
3.45%, 10/1/2020	250,000	260,241
4.10%, 6/15/2021 (a)	350,000	375,823
6.15%, 6/1/2018	350,000	424,897
Gilead Sciences, Inc. 4.50%, 4/1/2021	125,000	134,726

		1,195,687

BUILDING MATERIALS — 0.3%
CRH America, Inc. 6.00%, 9/30/2016 (a)	609,000	652,290

BUILDING PRODUCTS — 0.2%
Owens Corning 9.00%, 6/15/2019	265,000	314,718

CAPITAL MARKETS — 6.5%
Ameriprise Financial, Inc. 5.30%, 3/15/2020	150,000	163,545
BlackRock, Inc. 5.00%, 12/10/2019	356,000	388,984
Jefferies Group, Inc. 5.13%, 4/13/2018 (a)	350,000	329,126
Morgan Stanley:
2.88%, 7/28/2014 (a)	40,000	37,661
3.45%, 11/2/2015	1,500,000	1,375,894
3.80%, 4/29/2016 (a)	250,000	229,668
4.75%, 4/1/2014 (a)	1,245,000	1,183,856
5.25%, 11/2/2012 (a)	500,000	513,249
5.50%, 7/28/2021 (a)	50,000	46,478
5.63%, 9/23/2019	1,235,000	1,159,108
5.75%, 1/25/2021	300,000	275,983
Northern Trust Corp. 3.45%, 11/4/2020 (a)	100,000	102,921
TD Ameritrade Holding Corp. 5.60%, 12/1/2019	145,000	159,651
The Bank of New York Mellon Corp.:
1.50%, 1/31/2014 (a)	350,000	353,028
3.10%, 1/15/2015 (a)	640,000	670,631

SPDR Barclays Capital Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

4.15%, 2/1/2021	$100,000	$106,125
The Bear Stearns Cos. LLC 7.25%, 2/1/2018	1,045,000	1,228,238
The Goldman Sachs Group, Inc.:
3.63%, 2/7/2016 (a)	250,000	241,915
3.70%, 8/1/2015	750,000	739,430
5.25%, 10/15/2013	750,000	777,032
5.25%, 7/27/2021	50,000	49,135
5.38%, 3/15/2020	250,000	246,593
5.45%, 11/1/2012	250,000	257,816
5.95%, 1/18/2018	1,300,000	1,339,092
6.00%, 5/1/2014	160,000	169,698
6.00%, 6/15/2020	550,000	567,659

		12,712,516

CHEMICALS — 2.0%
Air Products & Chemicals, Inc.:
2.00%, 8/2/2016	55,000	55,763
4.38%, 8/21/2019	100,000	111,986
Airgas, Inc. 2.85%, 10/1/2013 (a)	100,000	101,847
E.I. du Pont de Nemours & Co.:
3.25%, 1/15/2015 (a)	150,000	159,137
4.63%, 1/15/2020	350,000	393,393
5.00%, 7/15/2013	250,000	267,662
5.25%, 12/15/2016	250,000	289,302
Lubrizol Corp. 8.88%, 2/1/2019	150,000	202,561
Monsanto Co. 2.75%, 4/15/2016	100,000	103,901
Potash Corp. of Saskatchewan, Inc. 3.75%, 9/30/2015	360,000	386,960
PPG Industries, Inc. 5.75%, 3/15/2013	250,000	265,784
Praxair, Inc.:
2.13%, 6/14/2013 (a)	320,000	326,857
4.05%, 3/15/2021	100,000	110,068
The Dow Chemical Co.:
4.25%, 11/15/2020	40,000	39,762
7.60%, 5/15/2014	355,000	403,835
8.55%, 5/15/2019	560,000	714,127

		3,932,945

COMMERCIAL BANKS — 10.4%
Bank of Montreal 2.13%, 6/28/2013 (a)	250,000	255,041
Bank of Nova Scotia:
2.25%, 1/22/2013	555,000	564,688
2.90%, 3/29/2016 (a)	250,000	259,627
Bank One Corp. 5.25%, 1/30/2013	750,000	781,781
Barclays Bank PLC:
2.38%, 1/13/2014 (a)	350,000	341,249
5.00%, 9/22/2016	400,000	400,869
5.13%, 1/8/2020	500,000	489,941
5.20%, 7/10/2014	355,000	363,034
BB&T Corp.:
2.05%, 4/28/2014 (a)	100,000	100,693
3.95%, 4/29/2016 (a)	125,000	131,409
5.25%, 11/1/2019	250,000	275,404
BNP Paribas:
3.25%, 3/11/2015 (a)	550,000	532,542
5.00%, 1/15/2021 (a)	250,000	242,237
Canadian Imperial Bank of Commerce/Canada 2.35%, 12/11/2015 (a)	250,000	252,997
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands 4.50%, 1/11/2021	500,000	538,108
Credit Suisse AG 5.40%, 1/14/2020	160,000	153,497
Credit Suisse of New York, NY:
2.20%, 1/14/2014	100,000	97,976
5.00%, 5/15/2013	350,000	361,248
5.30%, 8/13/2019	370,000	378,841
5.50%, 5/1/2014	800,000	846,819
6.00%, 2/15/2018 (a)	350,000	356,847
Deutsche Bank AG London:
3.45%, 3/30/2015 (a)	250,000	248,373
3.88%, 8/18/2014	670,000	683,757
6.00%, 9/1/2017	570,000	618,579
Fifth Third Bancorp 6.25%, 5/1/2013	250,000	265,446
HSBC Bank USA NA 6.00%, 8/9/2017	500,000	542,215
Huntington BancShares, Inc. 7.00%, 12/15/2020	25,000	27,246
JPMorgan Chase Bank NA 6.00%, 7/5/2017	350,000	375,440
KeyBank NA 4.95%, 9/15/2015	200,000	212,142
KeyCorp:
5.10%, 3/24/2021	40,000	40,362
6.50%, 5/14/2013 (a)	250,000	262,500
Lloyds TSB Bank PLC:
4.88%, 1/21/2016 (a)	125,000	121,102
6.38%, 1/21/2021	150,000	146,859
PNC Funding Corp.:
5.13%, 2/8/2020	360,000	394,417
5.40%, 6/10/2014	350,000	382,245
5.63%, 2/1/2017	350,000	377,055
Royal Bank of Canada:
1.13%, 1/15/2014 (a)	500,000	500,583
2.30%, 7/20/2016 (a)	100,000	100,908
SunTrust Bank 7.25%, 3/15/2018	150,000	174,903
SunTrust Banks, Inc. 3.60%, 4/15/2016	55,000	54,885
The Royal Bank of Scotland PLC:
3.40%, 8/23/2013 (a)	150,000	148,223
4.38%, 3/16/2016	500,000	476,119
Union Bank NA 5.95%, 5/11/2016	255,000	284,833
US Bancorp:
1.38%, 9/13/2013	250,000	250,579
3.15%, 3/4/2015	640,000	665,322
Wachovia Bank 4.80%, 11/1/2014	250,000	266,779
Wachovia Corp.:
5.50%, 5/1/2013	1,269,000	1,349,053
5.63%, 10/15/2016	500,000	541,483

SPDR Barclays Capital Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

Wells Fargo & Co.:
3.63%, 4/15/2015	$780,000	$813,579
3.68%, 6/15/2016	250,000	259,598
4.60%, 4/1/2021	200,000	213,006
5.63%, 12/11/2017	700,000	784,229
Westpac Banking Corp.:
2.25%, 11/19/2012 (a)	400,000	404,465
3.00%, 12/9/2015	500,000	507,881

		20,219,014

COMMERCIAL SERVICES & SUPPLIES — 0.6%
Avery Dennison Corp. 4.88%, 1/15/2013	250,000	261,368
Cintas Corp. 6.13%, 12/1/2017	100,000	116,857
Pitney Bowes, Inc.:
4.63%, 10/1/2012	150,000	154,856
6.25%, 3/15/2019	135,000	142,140
Republic Services, Inc. 5.50%, 9/15/2019	305,000	345,249
Waste Management, Inc. 6.38%, 3/11/2015	200,000	228,982

		1,249,452

COMMUNICATIONS EQUIPMENT — 0.6%
Cisco Systems, Inc.:
1.63%, 3/14/2014	200,000	202,908
4.95%, 2/15/2019	320,000	363,730
5.50%, 2/22/2016	300,000	346,664
Juniper Networks, Inc.:
3.10%, 3/15/2016	35,000	35,658
4.60%, 3/15/2021	100,000	102,474
Motorola, Inc. 5.38%, 11/15/2012 (a)	200,000	208,750

		1,260,184

COMPUTERS & PERIPHERALS — 1.7%
Dell, Inc.:
4.70%, 4/15/2013	185,000	195,121
5.88%, 6/15/2019 (a)	165,000	186,745
Hewlett-Packard Co.:
2.65%, 6/1/2016	250,000	249,996
3.75%, 12/1/2020	250,000	242,821
4.50%, 3/1/2013	132,000	137,426
4.75%, 6/2/2014	690,000	738,637
International Business Machines Corp.:
1.25%, 5/12/2014 (a)	250,000	252,105
1.95%, 7/22/2016	100,000	100,688
4.75%, 11/29/2012	350,000	366,970
5.70%, 9/14/2017	645,000	768,326

		3,238,835

CONSUMER FINANCE — 0.9%
Caterpillar Financial Services Corp.:
1.38%, 5/20/2014	30,000	30,157
6.20%, 9/30/2013	785,000	865,446
7.15%, 2/15/2019	250,000	320,459
Discover Financial Services 10.25%, 7/15/2019	100,000	120,719
SLM Corp. 8.45%, 6/15/2018	505,000	512,575

		1,849,356

DIVERSIFIED CONSUMER SERVICES — 0.2%
Yale University 2.90%, 10/15/2014 (a)	305,000	322,932

DIVERSIFIED FINANCIAL SERVICES — 15.2%
Allstate Life Global Funding Trusts 5.38%, 4/30/2013	475,000	503,604
American Express Co.:
7.25%, 5/20/2014	1,240,000	1,391,903
8.13%, 5/20/2019 (a)	305,000	385,250
American Express Credit Corp. 2.75%, 9/15/2015	400,000	401,492
Bank of America Corp.:
3.63%, 3/17/2016	750,000	679,800
3.75%, 7/12/2016	350,000	318,345
4.50%, 4/1/2015	755,000	714,037
4.90%, 5/1/2013	485,000	476,999
5.00%, 5/13/2021	350,000	312,200
5.25%, 12/1/2015	1,000,000	956,672
5.38%, 6/15/2014	350,000	347,385
5.63%, 7/1/2020	500,000	465,446
6.50%, 8/1/2016	350,000	350,679
Boeing Capital Corp.:
2.13%, 8/15/2016	100,000	101,275
2.90%, 8/15/2018	50,000	50,778
BP Capital Markets PLC:
3.88%, 3/10/2015	300,000	317,589
4.50%, 10/1/2020	300,000	324,702
5.25%, 11/7/2013	250,000	269,012
Capital One Bank USA NA 8.80%, 7/15/2019	395,000	464,871
Capital One Financial Corp.:
3.15%, 7/15/2016 (a)	60,000	59,341
7.38%, 5/23/2014	185,000	205,803
Citigroup, Inc.:
4.59%, 12/15/2015 (a)	1,100,000	1,120,445
4.75%, 5/19/2015	400,000	409,356
5.00%, 9/15/2014	500,000	487,638
5.50%, 4/11/2013	1,210,000	1,245,603
6.13%, 11/21/2017	250,000	267,417
8.50%, 5/22/2019	815,000	975,410
Credit Suisse USA, Inc.:
4.88%, 1/15/2015 (a)	5,000	5,204
5.85%, 8/16/2016 (a)	250,000	274,349
General Electric Capital Corp.:
3.75%, 11/14/2014	350,000	366,013
4.38%, 9/16/2020	450,000	458,215
4.80%, 5/1/2013 (a)	2,105,000	2,206,339
5.30%, 2/11/2021	245,000	253,595
5.40%, 2/15/2017	750,000	817,293
5.63%, 5/1/2018	770,000	838,099
HSBC Finance Corp.:
5.00%, 6/30/2015	810,000	839,310
6.68%, 1/15/2021 (b)	500,000	483,093
JPMorgan Chase & Co.:
2.60%, 1/15/2016	850,000	836,396
3.45%, 3/1/2016	1,000,000	999,985
4.25%, 10/15/2020	800,000	801,243
4.63%, 5/10/2021	150,000	153,455
4.65%, 6/1/2014 (a)	1,020,000	1,082,358
Lazard Group LLC 6.85%, 6/15/2017	145,000	160,431

SPDR Barclays Capital Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

Merrill Lynch & Co., Inc. 6.88%, 4/25/2018	$1,167,000	$1,151,593
National Rural Utilities Cooperative Finance Corp.:
5.45%, 2/1/2018	250,000	283,093
10.38%, 11/1/2018	185,000	260,910
Nomura Holdings, Inc.:
5.00%, 3/4/2015	170,000	176,489
6.70%, 3/4/2020	155,000	173,733
Royal Bank of Scotland Group PLC:
5.00%, 10/1/2014	130,000	119,600
5.63%, 8/24/2020 (a)	500,000	473,047
SLM Corp. 5.00%, 10/1/2013	265,000	263,675
The Charles Schwab Corp. 4.45%, 7/22/2020	250,000	259,608
The Nasdaq OMX Group, Inc. 5.25%, 1/16/2018	60,000	61,845
The Royal Bank of Scotland Group PLC 4.88%, 3/16/2015	250,000	243,603
The Western Union Co. 5.25%, 4/1/2020	135,000	144,288
Toyota Motor Credit Corp.:
2.00%, 9/15/2016 (a)	100,000	99,252
2.80%, 1/11/2016	150,000	154,272
3.40%, 9/15/2021	150,000	150,769
4.25%, 1/11/2021	150,000	160,944
UBS AG of Stamford, CT:
2.25%, 8/12/2013	250,000	246,379
2.25%, 1/28/2014	250,000	243,493
4.88%, 8/4/2020	45,000	43,265
5.75%, 4/25/2018	555,000	564,709
5.88%, 12/20/2017	100,000	101,681

		29,554,678

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.5%
British Telecommunications PLC 5.95%, 1/15/2018	300,000	333,475
CenturyLink, Inc. 6.45%, 6/15/2021	250,000	229,210
Qwest Corp.:
7.50%, 10/1/2014	250,000	269,933
8.38%, 5/1/2016	205,000	228,578

		1,061,196

ELECTRIC UTILITIES — 5.3%
Baltimore Gas & Electric Co. 5.90%, 10/1/2016	150,000	172,311
Carolina Power & Light Co. 5.25%, 12/15/2015	320,000	368,020
CenterPoint Energy Houston Electric LLC, Series M 5.75%, 1/15/2014	210,000	230,386
Commonwealth Edison Co.:
1.63%, 1/15/2014	100,000	100,678
3.40%, 9/1/2021	100,000	99,757
4.00%, 8/1/2020 (a)	60,000	63,293
5.80%, 3/15/2018	520,000	602,258
Consolidated Edison Co. of New York, Inc.:
4.88%, 2/1/2013	250,000	262,610
6.65%, 4/1/2019	155,000	192,993
Consumers Energy Co., Series M 5.50%, 8/15/2016	250,000	286,048
Duke Energy Carolinas LLC 3.90%, 6/15/2021	150,000	160,257
Duke Energy Corp. 3.95%, 9/15/2014	670,000	714,808
Edison International 3.75%, 9/15/2017	350,000	355,597
Entergy Corp. 5.13%, 9/15/2020 (a)	300,000	304,210
FirstEnergy Solutions Corp. 4.80%, 2/15/2015	155,000	164,136
Florida Power Corp. 3.10%, 8/15/2021	60,000	60,360
FPL Group Capital, Inc. 6.00%, 3/1/2019	320,000	365,586
Georgia Power Co.:
4.25%, 12/1/2019 (a)	360,000	394,310
6.00%, 11/1/2013	250,000	275,682
Great Plains Energy, Inc. 4.85%, 6/1/2021	75,000	78,964
Indiana Michigan Power Co., Series I 7.00%, 3/15/2019	165,000	202,254
LG&E and KU Energy LLC 3.75%, 11/15/2020	300,000	298,182
Nevada Power Co. 6.50%, 8/1/2018	155,000	186,914
Nisource Finance Corp. 6.40%, 3/15/2018	450,000	521,184
Ohio Power Co. 5.50%, 2/15/2013	250,000	263,863
Oncor Electric Delivery Co. LLC 6.38%, 1/15/2015	350,000	399,095
Pacific Gas & Electric Co. 3.50%, 10/1/2020 (a)	250,000	253,303
PG&E Corp. 5.75%, 4/1/2014 (a)	105,000	114,897
Progress Energy, Inc. 7.05%, 3/15/2019	150,000	187,142
PSEG Power LLC 5.13%, 4/15/2020	280,000	301,984
Public Service Electric & Gas Co. 0.85%, 8/15/2014	20,000	19,846
Public Service of Colorado 7.88%, 10/1/2012	265,000	283,625
South Carolina Electric & Gas Co. 5.25%, 11/1/2018	200,000	231,574
Southern California Edison Co. 3.88%, 6/1/2021	35,000	37,464
TECO Finance, Inc. 5.15%, 3/15/2020	150,000	166,483
The Cleveland Electric Illuminating Co. 5.65%, 12/15/2013	250,000	270,972
The Detroit Edison Co. 3.45%, 10/1/2020	100,000	103,695
Union Electric Co.:
6.40%, 6/15/2017	250,000	297,870
6.70%, 2/1/2019	115,000	141,719
Virginia Electric and Power Co.:
5.10%, 11/30/2012	225,000	235,365
5.40%, 4/30/2018	155,000	178,270

SPDR Barclays Capital Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

Wisconsin Electric Power Co. 4.25%, 12/15/2019	$150,000	$164,356
Xcel Energy, Inc. 4.70%, 5/15/2020	150,000	164,710

		10,277,031

ELECTRICAL EQUIPMENT — 0.2%
Emerson Electric Co. 5.00%, 4/15/2019	400,000	457,125

ELECTRONICS EQUIPMENT INSTRUMENTS & COMPONENTS — 0.3%
Agilent Technologies, Inc. 5.00%, 7/15/2020	200,000	212,720
Arrow Electronics, Inc. 5.13%, 3/1/2021	150,000	149,396
Avnet, Inc. 6.63%, 9/15/2016	160,000	179,090

		541,206

ENERGY EQUIPMENT & SERVICES — 0.2%
Cameron International Corp. 4.50%, 6/1/2021	50,000	52,276
Halliburton Co. 6.15%, 9/15/2019	125,000	150,923
Nabors Industries, Inc. 9.25%, 1/15/2019 (a)	145,000	182,958

		386,157

ENVIRONMENTAL CONTROL — 0.1%
Waste Management, Inc. 4.60%, 3/1/2021 (a)	150,000	160,908

FOOD & STAPLES RETAILING — 1.8%
Costco Wholesale Corp. 5.50%, 3/15/2017	300,000	354,013
CVS Caremark Corp.:
4.13%, 5/15/2021 (a)	250,000	259,988
5.75%, 6/1/2017	315,000	360,704
Safeway, Inc. 5.00%, 8/15/2019	190,000	206,337
Target Corp. 6.00%, 1/15/2018 (a)	310,000	382,328
The Kroger Co. 6.40%, 8/15/2017	250,000	295,444
Wal-Mart Stores, Inc.:
1.63%, 4/15/2014	250,000	255,662
3.00%, 2/3/2014	545,000	571,775
3.25%, 10/25/2020	500,000	519,571
Walgreen Co. 5.25%, 1/15/2019	250,000	290,497

		3,496,319

FOOD PRODUCTS — 1.9%
Archer-Daniels-Midland Co. 4.48%, 3/1/2021 (a)	150,000	167,051
Bunge Ltd. 8.50%, 6/15/2019	150,000	183,981
Campbell Soup Co. 3.05%, 7/15/2017 (a)	100,000	104,592
ConAgra Foods, Inc. 7.00%, 4/15/2019	250,000	294,317
General Mills, Inc. 5.70%, 2/15/2017	500,000	574,530
Kellogg Co.:
3.25%, 5/21/2018	35,000	36,269
4.25%, 3/6/2013	300,000	314,013
Kraft Foods, Inc.:
2.63%, 5/8/2013	300,000	306,262
4.13%, 2/9/2016	610,000	651,955
5.38%, 2/10/2020	410,000	462,774
Sara Lee Corp. 2.75%, 9/15/2015	200,000	204,145
Tyson Foods, Inc. 10.50%, 3/1/2014 (a)	150,000	174,033
Unilever Capital Corp. 3.65%, 2/15/2014	155,000	164,517

		3,638,439

GAS UTILITIES — 0.1%
National Grid PLC 6.30%, 8/1/2016	100,000	114,983

HEALTH CARE EQUIPMENT & SUPPLIES — 1.7%
Baxter International, Inc. 4.00%, 3/1/2014	510,000	544,249
Becton Dickinson and Co. 3.25%, 11/12/2020	250,000	257,385
Boston Scientific Corp.:
5.45%, 6/15/2014	150,000	161,202
6.40%, 6/15/2016	350,000	398,548
C.R. Bard, Inc. 2.88%, 1/15/2016	75,000	78,471
CareFusion Corp. 5.13%, 8/1/2014	150,000	163,830
Covidien International Finance SA 2.80%, 6/15/2015	350,000	365,693
DENTSPLY International, Inc. 4.13%, 8/15/2021	100,000	102,000
Hospira, Inc. 5.90%, 6/15/2014 (a)	250,000	276,081
Johnson & Johnson 2.95%, 9/1/2020	250,000	265,543
Medtronic, Inc.:
3.00%, 3/15/2015	150,000	156,775
4.45%, 3/15/2020	185,000	208,895
St. Jude Medical, Inc. 2.50%, 1/15/2016	250,000	256,148

		3,234,820

HEALTH CARE PROVIDERS & SERVICES — 1.7%
Aetna, Inc. 6.00%, 6/15/2016	350,000	405,736
Cardinal Health, Inc. 5.80%, 10/15/2016	250,000	288,190
CIGNA Corp. 4.50%, 3/15/2021	150,000	156,709
Coventry Health Care, Inc. 5.45%, 6/15/2021	40,000	43,190
Express Scripts, Inc. 6.25%, 6/15/2014	395,000	437,076
Humana, Inc. 7.20%, 6/15/2018	260,000	312,234
Laboratory Corp. of America Holdings 3.13%, 5/15/2016 (a)	250,000	259,550
McKesson Corp. 7.50%, 2/15/2019	135,000	174,090

SPDR Barclays Capital Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

Quest Diagnostics, Inc. 4.70%, 4/1/2021 (a)	$150,000	$160,324
UnitedHealth Group, Inc.:
3.88%, 10/15/2020 (a)	250,000	263,576
5.50%, 11/15/2012	250,000	262,363
WellPoint, Inc.:
5.25%, 1/15/2016 (a)	200,000	222,230
5.88%, 6/15/2017	300,000	348,321
7.00%, 2/15/2019	45,000	55,885

		3,389,474

HOTELS, RESTAURANTS & LEISURE — 0.5%
Darden Restaurants, Inc. 6.20%, 10/15/2017 (a)	150,000	173,640
Marriott International, Inc. 6.38%, 6/15/2017 (a)	150,000	172,959
McDonald’s Corp.:
3.50%, 7/15/2020	55,000	59,635
3.63%, 5/20/2021 (a)	50,000	54,436
4.30%, 3/1/2013 (a)	150,000	157,917
5.35%, 3/1/2018	140,000	169,244
Yum! Brands, Inc. 6.25%, 3/15/2018	100,000	118,114

		905,945

HOUSEHOLD DURABLES — 0.2%
Whirlpool Corp.:
4.85%, 6/15/2021	50,000	50,657
6.50%, 6/15/2016	250,000	286,938

		337,595

HOUSEHOLD PRODUCTS — 0.6%
Clorox Co. 5.45%, 10/15/2012	145,000	151,413
Colgate-Palmolive Co. 2.95%, 11/1/2020	250,000	261,598
Fortune Brands, Inc. 6.38%, 6/15/2014	265,000	288,616
Kimberly-Clark Corp. 7.50%, 11/1/2018	195,000	254,548
Newell Rubbermaid, Inc. 6.25%, 4/15/2018	150,000	170,365

		1,126,540

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
TransAlta Corp. 5.75%, 12/15/2013	200,000	216,755

INDUSTRIAL CONGLOMERATES — 1.0%
3M Co. 4.38%, 8/15/2013	250,000	267,764
Cooper US, Inc.:
2.38%, 1/15/2016	100,000	102,154
3.88%, 12/15/2020	150,000	158,271
General Electric Co. 5.25%, 12/6/2017	760,000	842,217
Tyco Electronics Group SA 6.55%, 10/1/2017	210,000	246,878
Tyco International Finance SA:
3.38%, 10/15/2015 (a)	115,000	119,067
3.75%, 1/15/2018	100,000	103,393
4.13%, 10/15/2014	170,000	182,561

		2,022,305

INSURANCE — 3.9%
ACE INA Holdings, Inc.:
2.60%, 11/23/2015	250,000	251,959
5.90%, 6/15/2019	155,000	182,457
Aflac, Inc. 8.50%, 5/15/2019 (a)	395,000	480,887
Allied World Assurance Co., Ltd. 7.50%, 8/1/2016	100,000	113,590
American International Group, Inc. 5.85%, 1/16/2018	1,150,000	1,133,338
AON Corp. 5.00%, 9/30/2020	225,000	242,233
Axis Specialty Finance LLC 5.88%, 6/1/2020 (a)	100,000	103,043
Berkshire Hathaway Finance Corp.:
1.50%, 1/10/2014 (a)	100,000	101,182
4.25%, 1/15/2021 (a)	100,000	104,856
5.40%, 5/15/2018 (a)	145,000	166,422
Berkshire Hathaway, Inc. 3.20%, 2/11/2015	350,000	367,078
Chubb Corp. 6.38%, 3/29/2067 (c)	195,000	189,150
CNA Financial Corp. 5.88%, 8/15/2020	150,000	152,016
Genworth Financial, Inc.:
5.75%, 6/15/2014 (a)	45,000	44,325
7.20%, 2/15/2021 (a)	150,000	129,000
Hartford Financial Services Group, Inc.:
4.00%, 3/30/2015 (a)	100,000	100,162
6.30%, 3/15/2018	130,000	135,019
Lincoln National Corp. 8.75%, 7/1/2019	300,000	355,007
Marsh & McLennan Cos., Inc.:
4.80%, 7/15/2021	50,000	52,471
5.75%, 9/15/2015	185,000	204,933
MetLife, Inc. 6.75%, 6/1/2016	515,000	588,842
Principal Life Income Funding Trusts 5.30%, 12/14/2012	300,000	313,884
Prudential Financial, Inc.:
3.88%, 1/14/2015	125,000	128,197
4.75%, 4/1/2014 (a)	300,000	313,859
4.75%, 9/17/2015	320,000	336,487
7.38%, 6/15/2019	200,000	234,529
The Travelers Cos., Inc. 6.25%, 6/20/2016	320,000	370,007
Transatlantic Holdings, Inc. 5.75%, 12/14/2015	100,000	107,906
Willis North America, Inc. 7.00%, 9/29/2019	250,000	280,360
XL Group PLC 5.25%, 9/15/2014	250,000	259,168

		7,542,367

INTERNET SOFTWARE & SERVICES — 0.2%
Google, Inc.:
1.25%, 5/19/2014	250,000	252,447

SPDR Barclays Capital Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

3.63%, 5/19/2021 (a)	$150,000	$159,353

		411,800

IT SERVICES — 0.2%
Computer Sciences Corp., Series W 5.50%, 3/15/2013	210,000	220,012
Fiserv, Inc. 6.80%, 11/20/2017	150,000	173,528

		393,540

LIFE SCIENCES TOOLS & SERVICES — 0.4%
Life Technologies Corp. 5.00%, 1/15/2021	250,000	261,730
Thermo Fisher Scientific, Inc.:
2.25%, 8/15/2016	250,000	249,998
3.20%, 5/1/2015	250,000	262,982
3.20%, 3/1/2016	40,000	42,019

		816,729

MACHINERY — 1.1%
Caterpillar, Inc.:
1.38%, 5/27/2014	50,000	50,263
3.90%, 5/27/2021 (a)	50,000	53,838
Danaher Corp. 5.40%, 3/1/2019	250,000	291,816
Eaton Corp. 6.95%, 3/20/2019	150,000	190,200
Illinois Tool Works, Inc.:
3.38%, 9/15/2021 (b)	45,000	46,525
6.25%, 4/1/2019	250,000	309,338
Ingersoll-Rand Global Holding Co., Ltd.:
6.00%, 8/15/2013	100,000	108,170
9.50%, 4/15/2014	180,000	213,141
John Deere Capital Corp.:
2.80%, 9/18/2017 (a)	250,000	257,634
3.90%, 7/12/2021	150,000	162,305
4.90%, 9/9/2013	250,000	269,154
4.95%, 12/17/2012	250,000	262,931

		2,215,315

MEDIA — 4.4%
CBS Corp. 8.88%, 5/15/2019	145,000	186,308
Comcast Corp.:
5.70%, 5/15/2018	1,015,000	1,169,958
6.50%, 1/15/2015	500,000	566,983
Cox Communications, Inc. 4.63%, 6/1/2013	205,000	216,358
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc.:
3.55%, 3/15/2015	395,000	413,993
5.20%, 3/15/2020	350,000	377,817
7.63%, 5/15/2016	111,000	117,660
Discovery Communications LLC:
5.05%, 6/1/2020 (a)	200,000	217,089
5.63%, 8/15/2019	100,000	113,558
NBCUniversal Media LLC:
2.10%, 4/1/2014	150,000	152,337
5.15%, 4/30/2020	150,000	164,372
News America, Inc.:
4.50%, 2/15/2021	100,000	100,155
6.90%, 3/1/2019	260,000	297,576
Omnicom Group, Inc. 4.45%, 8/15/2020	250,000	249,464
Reed Elsevier Capital, Inc. 8.63%, 1/15/2019	150,000	187,765
The Interpublic Group of Cos., Inc. 6.25%, 11/15/2014	100,000	107,000
The Walt Disney Co.:
3.75%, 6/1/2021 (a)	200,000	216,359
4.50%, 12/15/2013 (a)	380,000	410,200
Thomson Reuters Corp. 6.50%, 7/15/2018	255,000	299,525
Time Warner Cable, Inc.:
5.00%, 2/1/2020	250,000	266,116
5.85%, 5/1/2017	500,000	551,115
6.20%, 7/1/2013	535,000	577,245
Time Warner, Inc.:
4.88%, 3/15/2020	350,000	374,922
5.88%, 11/15/2016	290,000	330,043
Viacom, Inc.:
4.50%, 3/1/2021	200,000	206,524
6.25%, 4/30/2016	200,000	230,395
Virgin Media Secured Finance PLC 5.25%, 1/15/2021	125,000	133,229
WPP Finance UK 5.88%, 6/15/2014 (a)	250,000	268,376

		8,502,442

METALS & MINING — 2.7%
Alcoa, Inc.:
5.40%, 4/15/2021 (a)	250,000	239,587
6.75%, 7/15/2018	205,000	216,614
ArcelorMittal:
3.75%, 3/1/2016 (a)	250,000	228,448
5.38%, 6/1/2013	250,000	253,842
5.50%, 3/1/2021 (a)	200,000	179,182
6.13%, 6/1/2018 (a)	300,000	288,032
Barrick Gold Corp.:
1.75%, 5/30/2014	45,000	45,206
2.90%, 5/30/2016	50,000	50,435
6.95%, 4/1/2019	250,000	299,551
Barrick North America Finance LLC 4.40%, 5/30/2021	50,000	50,869
BHP Billiton Finance USA, Ltd. 5.50%, 4/1/2014	715,000	784,491
Cliffs Natural Resources, Inc. 4.88%, 4/1/2021	100,000	96,650
Freeport-McMoRan Copper & Gold, Inc. 8.38%, 4/1/2017	205,000	219,350
Nucor Corp. 5.75%, 12/1/2017 (a)	250,000	288,433
Rio Tinto Finance USA, Ltd.:
3.50%, 11/2/2020	400,000	391,478
6.50%, 7/15/2018	300,000	356,360
8.95%, 5/1/2014	250,000	295,452
Teck Resources, Ltd. 10.25%, 5/15/2016 (a)	300,000	351,750
Vale Overseas, Ltd. 5.63%, 9/15/2019	360,000	375,116

SPDR Barclays Capital Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

Xstrata Canada Corp. 6.00%, 10/15/2015	$150,000	$164,601

		5,175,447

MULTI-UTILITIES — 1.0%
Dominion Resources, Inc. 5.60%, 11/15/2016	300,000	345,224
MidAmerican Energy Co. 5.13%, 1/15/2013	500,000	526,310
MidAmerican Energy Holdings Co. 5.75%, 4/1/2018	490,000	565,012
Sempra Energy 6.50%, 6/1/2016	395,000	461,327
Veolia Environnement SA 6.00%, 6/1/2018	100,000	111,109

		2,008,982

MULTILINE RETAIL — 0.2%
Macy’s Retail Holdings, Inc. 5.75%, 7/15/2014	200,000	213,641
Nordstrom, Inc. 6.75%, 6/1/2014	200,000	225,808

		439,449

OFFICE ELECTRONICS — 0.4%
Xerox Corp.:
4.25%, 2/15/2015	395,000	413,299
5.63%, 12/15/2019	250,000	271,262

		684,561

OIL & GAS — 0.1%
Ensco PLC 3.25%, 3/15/2016	250,000	252,587

OIL, GAS & CONSUMABLE FUELS — 7.6%
Anadarko Petroleum Corp.:
5.95%, 9/15/2016	300,000	326,760
6.95%, 6/15/2019	155,000	179,167
Apache Corp. 6.90%, 9/15/2018	300,000	383,153
Baker Hughes, Inc. 7.50%, 11/15/2018	535,000	701,207
BP Capital Markets PLC 3.20%, 3/11/2016	500,000	519,982
Canadian Natural Resources, Ltd. 5.70%, 5/15/2017	205,000	235,147
Cenovus Energy, Inc. 4.50%, 9/15/2014 (a)	250,000	267,305
CenterPoint Energy Resources Corp. 4.50%, 1/15/2021	65,000	66,842
Chevron Corp. 4.95%, 3/3/2019	205,000	242,962
ConocoPhillips:
4.60%, 1/15/2015	150,000	164,612
5.75%, 2/1/2019	310,000	368,449
ConocoPhillips Australia Funding Co. 5.50%, 4/15/2013	350,000	374,524
Diamond Offshore Drilling, Inc. 5.88%, 5/1/2019	145,000	167,979
Enbridge Energy Partners LP 5.20%, 3/15/2020	250,000	268,021
Enbridge, Inc. 5.60%, 4/1/2017	250,000	280,712
EnCana Corp. 6.50%, 5/15/2019 (a)	310,000	371,070
Energy Transfer Partners LP 8.50%, 4/15/2014	320,000	365,894
Ensco PLC 4.70%, 3/15/2021 (a)	125,000	126,627
Enterprise Products Operating LLC:
3.20%, 2/1/2016	100,000	102,030
6.30%, 9/15/2017	360,000	416,904
9.75%, 1/31/2014	250,000	292,806
EOG Resources, Inc. 2.95%, 6/1/2015 (a)	350,000	368,037
Hess Corp. 8.13%, 2/15/2019	100,000	129,600
Husky Energy, Inc. 7.25%, 12/15/2019	250,000	305,770
Kinder Morgan Energy Partners LP 6.00%, 2/1/2017	505,000	572,478
Magellan Midstream Partners LP 6.55%, 7/15/2019	150,000	180,051
Marathon Oil Corp. 6.00%, 10/1/2017	300,000	348,193
Marathon Petroleum Corp. 5.13%, 3/1/2021 (b)	150,000	156,203
Nexen, Inc. 6.20%, 7/30/2019	155,000	176,282
Noble Energy, Inc. 8.25%, 3/1/2019	150,000	196,423
Noble Holding International, Ltd. 4.90%, 8/1/2020	200,000	214,367
Occidental Petroleum Corp.:
1.45%, 12/13/2013 (a)	250,000	253,237
2.50%, 2/1/2016 (a)	150,000	155,949
ONEOK Partners LP:
3.25%, 2/1/2016 (a)	50,000	50,809
6.15%, 10/1/2016	150,000	171,788
Panhandle Eastern Pipeline Co. LP 6.20%, 11/1/2017	150,000	173,347
PC Financial Partnership 5.00%, 11/15/2014	250,000	269,644
Plains All American Pipeline LP/PAA Finance Corp. 5.75%, 1/15/2020 (a)	250,000	277,260
Rowan Cos., Inc. 7.88%, 8/1/2019	150,000	176,283
Shell International Finance BV:
3.10%, 6/28/2015 (a)	150,000	158,981
4.00%, 3/21/2014 (a)	430,000	462,264
4.30%, 9/22/2019	350,000	390,496
Spectra Energy Capital LLC 5.67%, 8/15/2014	250,000	274,194
Statoil ASA 2.90%, 10/15/2014	295,000	310,164
Talisman Energy, Inc. 7.75%, 6/1/2019	150,000	185,373
Total Capital SA:
3.00%, 6/24/2015 (a)	250,000	263,554
4.13%, 1/28/2021 (a)	250,000	271,050
TransCanada PipeLines, Ltd.:
3.80%, 10/1/2020 (a)	350,000	365,504
7.13%, 1/15/2019	150,000	189,345

SPDR Barclays Capital Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

Transocean, Inc. 4.95%, 11/15/2015	$350,000	$367,939
Valero Energy Corp. 6.13%, 2/1/2020 (a)	145,000	160,906
Weatherford International, Ltd.:
4.95%, 10/15/2013 (a)	195,000	205,216
5.13%, 9/15/2020 (a)	250,000	251,709
Williams Partners LP 3.80%, 2/15/2015 (a)	265,000	276,070
XTO Energy, Inc. 5.75%, 12/15/2013 (a)	250,000	276,681

		14,807,320

PAPER & FOREST PRODUCTS — 0.3%
Celulosa Arauco y Constitucion SA 5.63%, 4/20/2015 (a)	250,000	265,988
International Paper Co. 9.38%, 5/15/2019 (a)	280,000	343,279

		609,267

PERSONAL PRODUCTS — 0.4%
The Procter & Gamble Co. 1.80%, 11/15/2015	750,000	768,962

PHARMACEUTICALS — 3.3%
Abbott Laboratories 5.60%, 11/30/2017	780,000	927,118
Allergan, Inc. 5.75%, 4/1/2016	200,000	233,532
Eli Lilly & Co. 5.20%, 3/15/2017	350,000	405,651
GlaxoSmithKline Capital, Inc.:
4.38%, 4/15/2014	200,000	216,758
4.85%, 5/15/2013	395,000	420,700
Johnson & Johnson 5.55%, 8/15/2017 (a)	350,000	421,741
Medco Health Solutions, Inc. 7.13%, 3/15/2018	205,000	246,567
Merck & Co, Inc.:
5.00%, 6/30/2019	310,000	369,586
5.30%, 12/1/2013	250,000	274,374
Novartis Capital Corp. 4.13%, 2/10/2014	320,000	343,845
Novartis Securities Investment, Ltd. 5.13%, 2/10/2019 (a)	500,000	590,319
Pfizer, Inc. 6.20%, 3/15/2019 (a)	310,000	383,320
Sanofi 4.00%, 3/29/2021	250,000	269,260
Sanofi-Aventis SA 2.63%, 3/29/2016	300,000	309,984
Teva Pharmaceutical Finance III LLC 3.00%, 6/15/2015 (a)	250,000	261,621
Wyeth:
5.45%, 4/1/2017	350,000	408,625
5.50%, 3/15/2013	300,000	320,796

		6,403,797

PIPELINES — 0.1%
Buckeye Partners LP 4.88%, 2/1/2021	250,000	254,604

REAL ESTATE INVESTMENT TRUSTS — 2.1%
AvalonBay Communities, Inc. 5.75%, 9/15/2016	100,000	112,086
Boston Properties LP 5.63%, 11/15/2020	150,000	162,750
Camden Property Trust 4.63%, 6/15/2021 (a)	50,000	49,788
CommonWealth REIT 6.25%, 6/15/2017	100,000	108,712
Digital Realty Trust LP 5.25%, 3/15/2021	100,000	99,417
Duke Realty LP 7.38%, 2/15/2015	300,000	330,135
ERP Operating LP:
5.75%, 6/15/2017	110,000	120,612
6.58%, 4/13/2015	250,000	277,608
HCP, Inc.:
3.75%, 2/1/2016	55,000	54,241
5.38%, 2/1/2021	250,000	249,909
6.30%, 9/15/2016	150,000	160,156
Health Care REIT, Inc.:
4.95%, 1/15/2021	200,000	185,477
6.20%, 6/1/2016	100,000	106,428
Healthcare Realty Trust, Inc. 6.50%, 1/17/2017	150,000	155,399
Hospitality Properties Trust 7.88%, 8/15/2014	100,000	109,066
Kimco Realty Corp. 6.88%, 10/1/2019	100,000	113,801
Liberty Property LP 5.50%, 12/15/2016 (a)	250,000	268,058
Nationwide Health Properties, Inc. 6.25%, 2/1/2013	270,000	281,898
ProLogis LP 6.25%, 3/15/2017	400,000	411,122
Simon Property Group LP:
5.10%, 6/15/2015 (a)	200,000	216,443
5.65%, 2/1/2020	400,000	438,078
Ventas Realty LP/Ventas Capital Corp. 4.75%, 6/1/2021	100,000	95,662

		4,106,846

RETAIL — 0.1%
O’Reilly Automotive, Inc. 4.63%, 9/15/2021	100,000	101,162
Yum! Brands, Inc. 3.75%, 11/1/2021	30,000	30,226

		131,388

ROAD & RAIL — 1.0%
Burlington Northern Santa Fe LLC 7.00%, 2/1/2014	250,000	282,188
Canadian National Railway Co. 5.55%, 3/1/2019 (a)	150,000	179,906
CSX Corp.:
6.25%, 4/1/2015	250,000	286,658
7.38%, 2/1/2019	205,000	257,804
Norfolk Southern Corp. 5.90%, 6/15/2019 (a)	250,000	299,556
Ryder System, Inc. 3.15%, 3/2/2015	250,000	257,364

SPDR Barclays Capital Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

Union Pacific Corp. 5.13%, 2/15/2014	$365,000	$394,709

		1,958,185

SAVINGS & LOANS — 0.1%
Santander Holdings USA, Inc. 4.63%, 4/19/2016 (a)	250,000	234,588

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.2%
Intel Corp. 3.30%, 10/1/2021	46,000	47,028
National Semiconductor Corp. 3.95%, 4/15/2015	150,000	160,210
Texas Instruments, Inc. 0.88%, 5/15/2013	250,000	250,083

		457,321

SOFTWARE — 1.2%
Adobe Systems, Inc. 3.25%, 2/1/2015	200,000	209,671
Intuit, Inc. 5.75%, 3/15/2017	150,000	169,500
Microsoft Corp.:
2.50%, 2/8/2016 (a)	250,000	262,113
4.20%, 6/1/2019	435,000	486,969
Oracle Corp.:
3.75%, 7/8/2014	505,000	542,502
5.00%, 7/8/2019	400,000	461,683
Symantec Corp. 2.75%, 9/15/2015	125,000	126,405

		2,258,843

SPECIALTY RETAIL — 0.8%
AutoZone, Inc. 5.75%, 1/15/2015	300,000	329,095
Best Buy Co., Inc. 3.75%, 3/15/2016	150,000	145,208
Lowe’s Cos., Inc.:
2.13%, 4/15/2016	250,000	252,435
4.63%, 4/15/2020	125,000	140,411
Staples, Inc. 9.75%, 1/15/2014	100,000	116,578
The Home Depot, Inc.:
3.95%, 9/15/2020 (a)	250,000	263,920
5.40%, 3/1/2016	250,000	284,056

		1,531,703

TOBACCO — 1.2%
Altria Group, Inc.:
4.75%, 5/5/2021	250,000	258,184
8.50%, 11/10/2013	250,000	285,872
9.70%, 11/10/2018	440,000	581,658
Lorillard Tobacco Co.:
3.50%, 8/4/2016	45,000	44,900
6.88%, 5/1/2020 (a)	150,000	165,257
Philip Morris International, Inc.:
5.65%, 5/16/2018	500,000	591,278
6.88%, 3/17/2014	250,000	283,172
Reynolds American, Inc. 7.63%, 6/1/2016	155,000	184,505

		2,394,826

WIRELESS TELECOMMUNICATION SERVICES — 4.9%
America Movil SAB de CV:
5.00%, 3/30/2020	350,000	371,663
5.50%, 3/1/2014	250,000	271,075
American Tower Corp.:
4.50%, 1/15/2018	100,000	99,182
5.05%, 9/1/2020	100,000	98,733
AT&T, Inc.:
2.95%, 5/15/2016	250,000	257,639
4.45%, 5/15/2021	150,000	161,183
4.95%, 1/15/2013	255,000	267,006
5.50%, 2/1/2018	798,000	920,769
BellSouth Corp.:
4.75%, 11/15/2012 (a)	350,000	363,987
5.20%, 9/15/2014	250,000	274,182
Cellco Partnership/Verizon Wireless Capital LLC:
5.55%, 2/1/2014	515,000	563,596
8.50%, 11/15/2018	160,000	212,668
Deutsche Telekom International Finance BV:
4.88%, 7/8/2014	115,000	123,464
6.00%, 7/8/2019 (a)	250,000	287,976
6.75%, 8/20/2018	150,000	176,792
Embarq Corp. 7.08%, 6/1/2016	265,000	274,316
France Telecom SA:
4.38%, 7/8/2014	205,000	218,488
5.38%, 7/8/2019	200,000	219,191
Rogers Communications, Inc. 6.80%, 8/15/2018	280,000	339,250
Telecom Italia Capital SA:
6.18%, 6/18/2014	450,000	447,206
7.18%, 6/18/2019 (a)	150,000	151,265
Telefonica Emisiones SAU:
3.99%, 2/16/2016	105,000	100,089
4.95%, 1/15/2015 (a)	500,000	492,511
5.13%, 4/27/2020	255,000	235,064
Verizon Communications, Inc.:
3.00%, 4/1/2016 (a)	250,000	261,258
5.25%, 4/15/2013	555,000	590,449
6.35%, 4/1/2019	800,000	968,104
Vodafone Group PLC:
4.15%, 6/10/2014	455,000	488,268
5.63%, 2/27/2017	250,000	287,903

		9,523,277

TOTAL CORPORATE BONDS & NOTES —
(Cost $188,446,517)		192,090,581

SPDR Barclays Capital Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

Security Description	Shares	Value

SHORT TERM INVESTMENTS — 8.8%
MONEY MARKET FUNDS — 8.8%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	14,562,850	$14,562,850
State Street Institutional Liquid Reserves Fund 0.09% (e)(f)	2,552,287	2,552,287

TOTAL SHORT TERM INVESTMENTS — (g)
(Cost $17,115,137)		17,115,137

TOTAL INVESTMENTS — 107.4% (h)
(Cost $205,561,654)		209,205,718
OTHER ASSETS & LIABILITIES — (7.4)%		(14,473,937)

NET ASSETS — 100.0%		$194,731,781

(a)	A portion of the security was on loan at September 30, 2011.
(b)	Securites purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.4% of net assets as of September 30, 2011, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Variable rate security. Rate shown is rate in effect at September 30, 2011. Maturity date disclosed is the ultimate maturity.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR Barclays Capital Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS
September 30, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 98.4%
AEROSPACE & DEFENSE — 1.8%
Honeywell International, Inc. 5.70%, 3/15/2036	$100,000	$122,815
Lockheed Martin Corp. 6.15%, 9/1/2036	160,000	195,229
Northrop Grumman Corp. 3.50%, 3/15/2021	—	—
Raytheon Co. 7.20%, 8/15/2027	50,000	66,220
The Boeing Co. 6.63%, 2/15/2038	115,000	154,726
United Technologies Corp. 6.13%, 7/15/2038	230,000	289,992

		828,982

AIR FREIGHT & LOGISTICS — 0.3%
United Parcel Service, Inc. 6.20%, 1/15/2038	100,000	133,620

AUTO COMPONENTS — 0.1%
Johnson Controls, Inc. 5.70%, 3/1/2041	50,000	56,634

AUTOMOBILES — 0.2%
Daimler Finance North America LLC 8.50%, 1/18/2031	50,000	69,192

BEVERAGES — 1.3%
Anheuser-Busch InBev Worldwide, Inc.:
6.38%, 1/15/2040	115,000	152,714
8.00%, 11/15/2039	100,000	147,073
Diageo Capital PLC 5.88%, 9/30/2036	100,000	120,536
PepsiCo, Inc. 5.50%, 1/15/2040	150,000	183,563

		603,886

BIOTECHNOLOGY — 0.8%
Amgen, Inc.:
6.38%, 6/1/2037	150,000	193,403
6.40%, 2/1/2039	150,000	195,453

		388,856

BUILDING PRODUCTS — 0.1%
Owens Corning 7.00%, 12/1/2036 (a)	41,000	44,603

CAPITAL MARKETS — 2.0%
Jefferies Group, Inc. 6.25%, 1/15/2036	50,000	44,070
Morgan Stanley 6.25%, 8/9/2026	100,000	97,380
The Goldman Sachs Group, Inc.:
6.13%, 2/15/2033	200,000	193,659
6.25%, 2/1/2041	130,000	125,777
6.75%, 10/1/2037	522,000	472,098

		932,984

CHEMICALS — 1.4%
Agrium, Inc. 6.13%, 1/15/2041	25,000	30,051
E.I. du Pont de Nemours & Co. 5.60%, 12/15/2036 (a)	100,000	121,662
Monsanto Co. 5.88%, 4/15/2038	100,000	126,674
Potash Corp. of Saskatchewan, Inc. 5.63%, 12/1/2040	100,000	117,287
Rohm & Haas Co. 7.85%, 7/15/2029	100,000	126,459
The Dow Chemical Co. 9.40%, 5/15/2039	80,000	121,717

		643,850

COMMERCIAL BANKS — 4.2%
BB&T Capital Trust II 6.75%, 6/7/2036	150,000	149,625
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands 5.25%, 5/24/2041	100,000	109,621
Fifth Third Bancorp 8.25%, 3/1/2038	100,000	119,090
HSBC Bank USA NA 5.88%, 11/1/2034	100,000	93,156
HSBC Holdings PLC:
6.50%, 9/15/2037	320,000	310,309
6.80%, 6/1/2038 (a)	150,000	150,932
JPMorgan Chase & Co.:
5.60%, 7/15/2041 (a)	200,000	208,971
6.40%, 5/15/2038	35,000	39,918
NBD Bank NA/Michigan 8.25%, 11/1/2024	100,000	128,699
Santander UK PLC 7.95%, 10/26/2029 (a)	75,000	67,118
Wachovia Bank NA 6.60%, 1/15/2038	250,000	284,222
Wachovia Corp.:
5.50%, 8/1/2035	100,000	98,705
7.50%, 4/15/2035	50,000	63,122
Wells Fargo Capital X 5.95%, 12/1/2086	100,000	99,000

		1,922,488

COMMERCIAL SERVICES & SUPPLIES — 0.8%
Republic Services, Inc. 4.75%, 5/15/2023	200,000	215,195
Waste Management, Inc. 7.75%, 5/15/2032	100,000	135,946

		351,141

COMMUNICATIONS EQUIPMENT — 1.0%
Cisco Systems, Inc. 5.90%, 2/15/2039 (a)	270,000	322,013
Harris Corp. 6.15%, 12/15/2040	50,000	56,286
Motorola Solutions, Inc. 7.50%, 5/15/2025	50,000	57,776

		436,075

COMPUTERS & PERIPHERALS — 1.0%
Dell, Inc. 7.10%, 4/15/2028	50,000	61,091
Hewlett-Packard Co. 6.00%, 9/15/2041	25,000	26,449
International Business Machines Corp. 5.60%, 11/30/2039	287,000	350,341

		437,881

SPDR Barclays Capital Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

DIVERSIFIED FINANCIAL SERVICES — 7.6%
American Express Co. 8.15%, 3/19/2038	$50,000	$71,088
BankAmerica Capital II 8.00%, 12/15/2026	205,000	187,575
Capital One Capital VI 8.88%, 5/15/2040 (a)	150,000	147,750
Citigroup, Inc.:
6.63%, 6/15/2032	200,000	183,708
6.88%, 3/5/2038	480,000	515,374
Credit Suisse USA, Inc. 7.13%, 7/15/2032	50,000	57,286
General Electric Capital Corp.:
5.88%, 1/14/2038 (a)	510,000	522,142
6.75%, 3/15/2032 (a)	430,000	487,007
6.88%, 1/10/2039	130,000	151,028
JP Morgan Chase Capital XXV 6.80%, 10/1/2037	200,000	199,000
JPMorgan Chase & Co. 5.50%, 10/15/2040	200,000	210,531
Merrill Lynch & Co., Inc.:
6.11%, 1/29/2037	165,000	130,624
6.22%, 9/15/2026	200,000	168,514
7.75%, 5/14/2038	120,000	109,400
National Rural Utilities Cooperative Finance Corp. 8.00%, 3/1/2032	75,000	104,197
The Western Union Co. 6.20%, 11/17/2036	100,000	106,648
UBS AG of Stamford, CT 7.75%, 9/1/2026	100,000	123,290

		3,475,162

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.8%
British Telecommunications PLC 9.88%, 12/15/2030	145,000	214,014
Qwest Corp. 6.88%, 9/15/2033 (a)	150,000	141,533

		355,547

ELECTRIC UTILITIES — 11.2%
Alabama Power Co.:
5.20%, 6/1/2041	100,000	116,894
6.13%, 5/15/2038	70,000	91,490
Appalachian Power Co. 5.80%, 10/1/2035	50,000	56,705
Consolidated Edison Co. of New York 5.70%, 12/1/2036	230,000	273,309
Duke Energy Indiana, Inc. 6.45%, 4/1/2039 (a)	230,000	307,103
Entergy Louisiana LLC 5.40%, 11/1/2024	100,000	112,746
Exelon Generation Co. LLC 6.25%, 10/1/2039 (a)	170,000	194,836
FirstEnergy Corp. 7.38%, 11/15/2031	100,000	124,069
Florida Power & Light Co.:
5.25%, 2/1/2041	50,000	59,772
5.69%, 3/1/2040	115,000	145,554
6.20%, 6/1/2036	150,000	198,630
Florida Power Corp. 6.40%, 6/15/2038 (a)	80,000	105,772
Georgia Power Co. 4.75%, 9/1/2040	100,000	108,302
Interstate Power & Light Co. 6.25%, 7/15/2039	50,000	64,283
Kentucky Utilities Co. 5.13%, 11/1/2040	75,000	86,605
Nevada Power Co. 5.38%, 9/15/2040	75,000	85,582
Nisource Finance Corp. 6.13%, 3/1/2022	50,000	57,919
Northern States Power Co. 5.35%, 11/1/2039	50,000	60,857
Oglethorpe Power Corp. 5.38%, 11/1/2040	65,000	75,951
Ohio Edison Co. 6.88%, 7/15/2036	100,000	126,491
Ohio Power Co. 6.60%, 2/15/2033	102,000	128,777
Oncor Electric Delivery Co. LLC 7.00%, 5/1/2032	150,000	197,600
Pacific Gas & Electric Co.:
5.40%, 1/15/2040	50,000	55,455
6.05%, 3/1/2034 (a)	265,000	316,366
PacifiCorp 6.00%, 1/15/2039	100,000	126,231
Potomac Electric Power Co. 7.90%, 12/15/2038	100,000	155,226
PPL Electric Utilities Corp. 5.20%, 7/15/2041	5,000	5,894
Progress Energy, Inc.:
6.00%, 12/1/2039	100,000	119,321
7.75%, 3/1/2031	40,000	54,803
Public Service Electric & Gas Co. 5.50%, 3/1/2040	100,000	124,372
Puget Sound Energy, Inc.:
5.64%, 4/15/2041 (a)	100,000	120,384
5.80%, 3/15/2040	55,000	67,398
San Diego Gas & Electric Co. Series D 6.00%, 6/1/2026	100,000	124,576
South Carolina Electric & Gas Co.:
5.30%, 5/15/2033	50,000	55,872
5.45%, 2/1/2041 (a)	50,000	58,157
Southern California Edison Co.:
5.95%, 2/1/2038	50,000	65,308
6.00%, 1/15/2034	200,000	256,936
Southwestern Electric Power Co. 6.20%, 3/15/2040 (a)	30,000	34,934
Southwestern Public Service Co. Series F 6.00%, 10/1/2036	100,000	120,698
Tampa Electric Co. 6.55%, 5/15/2036	50,000	64,729
The Connecticut Light & Power Co. 6.35%, 6/1/2036	50,000	65,046
The Detroit Edison Co. 5.70%, 10/1/2037	50,000	60,907
The Toledo Edison Co. 6.15%, 5/15/2037	50,000	59,075
Virginia Electric and Power Co. 6.00%, 5/15/2037 (a)	200,000	248,926

		5,139,861

SPDR Barclays Capital Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.1%
Corning, Inc. 7.25%, 8/15/2036	$50,000	$62,312

ENERGY EQUIPMENT & SERVICES — 0.5%
Cameron International Corp. 5.95%, 6/1/2041	100,000	112,115
Halliburton Co. 6.70%, 9/15/2038	100,000	131,342

		243,457

FOOD & STAPLES RETAILING — 3.7%
CVS Caremark Corp.:
5.75%, 5/15/2041	50,000	55,773
6.13%, 9/15/2039	100,000	116,030
Delhaize America LLC 9.00%, 4/15/2031	50,000	68,934
Safeway, Inc. 7.25%, 2/1/2031	50,000	62,766
Target Corp. 7.00%, 1/15/2038	215,000	293,281
The Kroger Co. 7.50%, 4/1/2031	65,000	86,086
Wal-Mart Stores, Inc.:
4.88%, 7/8/2040 (a)	200,000	218,921
5.25%, 9/1/2035	330,000	372,891
5.88%, 4/5/2027	350,000	432,268

		1,706,950

FOOD PRODUCTS — 1.8%
Archer-Daniels-Midland Co. 5.77%, 3/1/2041	150,000	187,992
ConAgra Foods, Inc. 7.13%, 10/1/2026	50,000	58,235
Kellogg Co., Series B 7.45%, 4/1/2031	45,000	63,597
Kraft Foods, Inc.:
6.50%, 2/9/2040 (a)	165,000	200,889
6.88%, 1/26/2039 (a)	45,000	56,713
7.00%, 8/11/2037	150,000	190,715
Unilever Capital Corp. 5.90%, 11/15/2032	60,000	78,199

		836,340

GAS UTILITIES — 0.1%
AGL Capital Corp. 5.88%, 3/15/2041	20,000	22,687

HEALTH CARE EQUIPMENT & SUPPLIES — 0.8%
Becton Dickinson and Co. 6.00%, 5/15/2039	100,000	128,314
Boston Scientific Corp. 7.38%, 1/15/2040	101,000	128,895
Covidien International Finance SA 6.55%, 10/15/2037	50,000	66,108
Medtronic, Inc. 5.55%, 3/15/2040 (a)	50,000	63,613

		386,930

HEALTH CARE PROVIDERS & SERVICES — 1.7%
Aetna, Inc. 6.63%, 6/15/2036	100,000	129,728
CIGNA Corp. 5.88%, 3/15/2041	50,000	57,142
Quest Diagnostics, Inc. 6.95%, 7/1/2037	75,000	92,902
UnitedHealth Group, Inc.:
5.95%, 2/15/2041 (a)	50,000	60,366
6.88%, 2/15/2038	215,000	281,383
WellPoint, Inc. 6.38%, 6/15/2037	130,000	162,318

		783,839

HOTELS, RESTAURANTS & LEISURE — 0.7%
McDonald’s Corp. 6.30%, 3/1/2038	125,000	170,399
Yum! Brands, Inc. 6.88%, 11/15/2037	100,000	131,633

		302,032

HOUSEHOLD PRODUCTS — 0.1%
Kimberly-Clark Corp. 5.30%, 3/1/2041	50,000	59,443

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
Constellation Energy Group, Inc. 7.60%, 4/1/2032	50,000	60,722

INDUSTRIAL CONGLOMERATES — 0.3%
Koninklijke Philips Electronics NV 6.88%, 3/11/2038	100,000	125,638

INSURANCE — 4.6%
ACE INA Holdings, Inc. 6.70%, 5/15/2036	100,000	125,600
Aflac, Inc.:
6.45%, 8/15/2040	50,000	48,109
6.90%, 12/17/2039	18,000	18,226
American International Group, Inc.:
6.25%, 3/15/2037 (a)	100,000	69,000
8.18%, 5/15/2068 (b)	300,000	264,000
AON Corp. 8.21%, 1/1/2027	55,000	65,777
AXA SA 8.60%, 12/15/2030 (a)	115,000	129,027
Berkshire Hathaway Finance Corp. 5.75%, 1/15/2040	100,000	115,492
Chubb Corp. 6.50%, 5/15/2038	70,000	87,547
CNA Financial Corp. 5.75%, 8/15/2021	50,000	50,262
Hartford Financial Services Group, Inc. 6.63%, 3/30/2040	100,000	94,244
Lincoln National Corp. 6.30%, 10/9/2037 (a)	100,000	96,913
MetLife, Inc.:
5.70%, 6/15/2035	50,000	53,038
6.40%, 12/15/2066 (a)	200,000	174,000
Principal Financial Group, Inc. 6.05%, 10/15/2036	50,000	50,983
Prudential Financial, Inc.:
5.75%, 7/15/2033	75,000	73,637
6.63%, 12/1/2037	95,000	102,799
Swiss Re Solutions Holding Corp. 7.00%, 2/15/2026 (a)	85,000	96,197

SPDR Barclays Capital Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

The Allstate Corp. 5.95%, 4/1/2036 (a)	$130,000	$143,449
The Progressive Corp. 6.25%, 12/1/2032	50,000	60,710
The Travelers Cos., Inc. 6.25%, 6/15/2037	180,000	208,069

		2,127,079

IT SERVICES — 0.3%
SAIC, Inc. 5.95%, 12/1/2040 (c)	100,000	115,367

LEISURE EQUIPMENT & PRODUCTS — 0.4%
Hasbro, Inc. 6.35%, 3/15/2040	150,000	164,807

MACHINERY — 1.4%
Caterpillar, Inc.:
5.20%, 5/27/2041	115,000	133,347
7.30%, 5/1/2031	100,000	140,290
Deere & Co. 5.38%, 10/16/2029	150,000	185,138
Dover Corp. 5.38%, 3/1/2041 (a)	50,000	59,882
Illinois Tool Works, Inc. 4.88%, 9/15/2041 (c)	25,000	27,639
Parker Hannifin Corp. 3.50%, 9/15/2022	100,000	102,484

		648,780

MEDIA — 7.2%
CBS Corp. 7.88%, 7/30/2030	75,000	94,198
Comcast Corp.:
6.50%, 11/15/2035	200,000	226,569
6.95%, 8/15/2037	260,000	309,714
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. 6.00%, 8/15/2040	150,000	159,233
Discovery Communications LLC 6.35%, 6/1/2040	50,000	58,113
Grupo Televisa SA 6.63%, 3/18/2025	50,000	56,686
NBCUniversal Media LLC 6.40%, 4/30/2040	250,000	286,248
News America, Inc.:
6.15%, 2/15/2041	70,000	74,476
6.40%, 12/15/2035	300,000	322,063
6.65%, 11/15/2037	140,000	154,919
Thomson Reuters Corp. 5.85%, 4/15/2040	50,000	55,434
Time Warner Cable, Inc. 7.30%, 7/1/2038	305,000	359,812
Time Warner Entertainment Co. LP 8.38%, 3/15/2023	150,000	194,830
Time Warner, Inc.:
6.10%, 7/15/2040	150,000	164,106
6.20%, 3/15/2040	150,000	165,045
7.63%, 4/15/2031	190,000	234,088
7.70%, 5/1/2032	150,000	188,225
Viacom, Inc. 6.88%, 4/30/2036	180,000	214,545

		3,318,304

METALS & MINING — 2.8%
Alcoa, Inc. 5.87%, 2/23/2022 (a)	100,000	96,168
ArcelorMittal 6.75%, 3/1/2041 (a)	135,000	116,014
Barrick North America Finance LLC 5.70%, 5/30/2041	50,000	52,214
Barrick PD Australia Finance Pty Ltd. 5.95%, 10/15/2039	100,000	107,163
Newmont Mining Corp. 6.25%, 10/1/2039	90,000	101,002
Nucor Corp. 6.40%, 12/1/2037 (a)	50,000	61,428
Rio Tinto Alcan, Inc. 6.13%, 12/15/2033	165,000	195,947
Southern Copper Corp. 6.75%, 4/16/2040	125,000	125,810
Teck Resources, Ltd.:
4.75%, 1/15/2022 (a)	52,000	52,506
6.13%, 10/1/2035	50,000	51,772
6.25%, 7/15/2041 (a)	50,000	52,446
Vale Overseas, Ltd. 6.88%, 11/21/2036 (a)	270,000	293,818

		1,306,288

MULTI-UTILITIES — 1.0%
Dominion Resources, Inc. Series E 6.30%, 3/15/2033	100,000	119,976
MidAmerican Energy Holdings Co.:
6.13%, 4/1/2036	80,000	94,550
6.50%, 9/15/2037	130,000	161,508
Sempra Energy 6.00%, 10/15/2039	75,000	88,809

		464,843

MULTILINE RETAIL — 0.6%
Kohl’s Corp. 6.88%, 12/15/2037	100,000	125,520
Macy’s Retail Holdings, Inc. 6.65%, 7/15/2024	125,000	139,543

		265,063

OIL, GAS & CONSUMABLE FUELS — 13.5%
Anadarko Finance Co. 7.50%, 5/1/2031	150,000	176,699
Anadarko Petroleum Corp.:
6.20%, 3/15/2040 (a)	75,000	77,571
6.45%, 9/15/2036	100,000	105,802
Apache Corp. 6.00%, 1/15/2037	125,000	154,258
Baker Hughes, Inc. 5.13%, 9/15/2040	100,000	113,615
Canadian Natural Resources, Ltd.:
6.25%, 3/15/2038 (a)	80,000	94,603
7.20%, 1/15/2032	100,000	125,630
Cenovus Energy, Inc. 6.75%, 11/15/2039 (a)	100,000	122,790
Conoco Funding Co. 7.25%, 10/15/2031	165,000	223,202
Conoco, Inc. 6.95%, 4/15/2029 (a)	165,000	217,290

SPDR Barclays Capital Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

ConocoPhillips 6.50%, 2/1/2039 (a)	$175,000	$231,448
Devon Energy Corp.:
5.60%, 7/15/2041	100,000	114,369
7.95%, 4/15/2032	100,000	142,540
Devon Financing Corp. ULC 7.88%, 9/30/2031	65,000	91,584
Enbridge Energy Partners LP Series B 7.50%, 4/15/2038	100,000	126,116
EnCana Corp. 6.50%, 2/1/2038 (a)	150,000	171,907
Energy Transfer Partners LP 6.05%, 6/1/2041 (a)	75,000	69,664
Enterprise Products Operating LLC:
6.13%, 10/15/2039	100,000	108,902
7.55%, 4/15/2038	115,000	144,882
Hess Corp.:
6.00%, 1/15/2040	150,000	171,359
7.30%, 8/15/2031	165,000	211,252
Kinder Morgan Energy Partners LP:
6.95%, 1/15/2038	100,000	112,496
7.40%, 3/15/2031	200,000	241,027
Marathon Oil Corp. 6.60%, 10/1/2037 (a)	50,000	59,931
Marathon Petroleum Corp. 6.50%, 3/1/2041 (c)	50,000	54,174
Nexen, Inc. 7.50%, 7/30/2039 (a)	165,000	188,462
Noble Energy, Inc. 6.00%, 3/1/2041 (a)	50,000	56,413
Noble Holding International, Ltd. 6.05%, 3/1/2041	50,000	55,567
Occidental Petroleum Corp. 3.13%, 2/15/2022	50,000	49,762
ONEOK Partners LP 6.85%, 10/15/2037	100,000	120,168
Petro-Canada:
6.80%, 5/15/2038	220,000	263,267
9.25%, 10/15/2021	100,000	136,767
Plains All American Pipeline LP/PAA Finance Corp. 6.65%, 1/15/2037	50,000	56,327
Shell International Finance BV 6.38%, 12/15/2038	190,000	260,524
Southern Natural Gas Co. 8.00%, 3/1/2032	65,000	83,377
Statoil ASA 5.10%, 8/17/2040	150,000	173,887
Sunoco Logistics Partners Operations LP:
4.65%, 2/15/2022	30,000	29,927
6.10%, 2/15/2042	50,000	50,699
Talisman Energy, Inc. 6.25%, 2/1/2038	100,000	111,886
Tennessee Gas Pipeline Co. 7.00%, 3/15/2027	100,000	118,384
Total Capital SA 4.25%, 12/15/2021 (a)	75,000	81,952
TransCanada Pipelines, Ltd.:
6.20%, 10/15/2037 (a)	70,000	85,092
7.63%, 1/15/2039	165,000	229,146
Transocean, Inc. 7.50%, 4/15/2031	70,000	77,280
Valero Energy Corp. 7.50%, 4/15/2032	125,000	145,358
Weatherford International, Ltd. 6.50%, 8/1/2036 (a)	125,000	126,555
Williams Cos., Inc. 8.75%, 3/15/2032	100,000	130,750
Williams Partners LP 6.30%, 4/15/2040	100,000	109,936

		6,204,597

PAPER & FOREST PRODUCTS — 0.4%
Georgia-Pacific LLC 8.88%, 5/15/2031	100,000	123,000
International Paper Co. 7.50%, 8/15/2021	55,000	62,932

		185,932

PERSONAL PRODUCTS — 0.6%
The Procter & Gamble Co. 5.55%, 3/5/2037	200,000	254,876

PHARMACEUTICALS — 4.8%
Abbott Laboratories 6.00%, 4/1/2039 (a)	150,000	194,714
AstraZeneca PLC 6.45%, 9/15/2037	150,000	200,181
Bristol-Myers Squibb Co. 5.88%, 11/15/2036	124,000	160,197
Eli Lilly & Co. 5.50%, 3/15/2027	165,000	197,591
GlaxoSmithKline Capital, Inc. 6.38%, 5/15/2038	180,000	240,666
Johnson & Johnson 4.50%, 9/1/2040 (a)	150,000	168,367
Merck & Co, Inc.:
5.85%, 6/30/2039	100,000	128,865
6.50%, 12/1/2033	200,000	273,086
Pfizer, Inc. 7.20%, 3/15/2039	360,000	523,602
Teva Pharmaceutical Finance Co. LLC 6.15%, 2/1/2036 (a)	100,000	123,417

		2,210,686

PIPELINES — 0.4%
CenterPoint Energy Resources Corp. 5.85%, 1/15/2041	35,000	40,148
Texas Eastern Transmission LP 7.00%, 7/15/2032	100,000	127,974

		168,122

REAL ESTATE INVESTMENT TRUSTS — 0.2%
Simon Property Group LP 6.75%, 2/1/2040 (a)	65,000	77,669

ROAD & RAIL — 2.6%
Burlington Northern Santa Fe LLC:
5.75%, 5/1/2040	250,000	291,105
7.95%, 8/15/2030	50,000	69,415
Canadian National Railway Co. 6.90%, 7/15/2028	95,000	126,377
Canadian Pacific Railway Co. 4.45%, 3/15/2023	100,000	105,240

SPDR Barclays Capital Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

CSX Corp. 6.22%, 4/30/2040 (a)	$120,000	$148,990
Norfolk Southern Corp.:
6.00%, 3/15/2105 (a)	100,000	118,667
7.25%, 2/15/2031	130,000	175,919
Union Pacific Corp.:
4.16%, 7/15/2022 (c)	75,000	79,577
5.78%, 7/15/2040	50,000	59,644

		1,174,934

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.2%
Intel Corp.:
3.30%, 10/1/2021	31,000	31,693
4.80%, 10/1/2041	34,000	36,858

		68,551

SOFTWARE — 1.2%
Microsoft Corp. 4.50%, 10/1/2040	150,000	163,663
Oracle Corp. 6.13%, 7/8/2039	305,000	383,194

		546,857

SPECIALTY RETAIL — 1.3%
Home Depot, Inc. 5.95%, 4/1/2041	50,000	59,215
Lowe’s Cos., Inc.:
5.80%, 10/15/2036 (a)	150,000	174,170
6.65%, 9/15/2037	50,000	63,657
The Home Depot, Inc. 5.88%, 12/16/2036	265,000	307,297

		604,339

TOBACCO — 0.8%
Altria Group, Inc. 9.95%, 11/10/2038	165,000	234,365
Philip Morris International, Inc. 6.38%, 5/16/2038	100,000	128,025

		362,390

WIRELESS TELECOMMUNICATION SERVICES — 9.6%
Alltel Corp. 7.88%, 7/1/2032	100,000	146,984
America Movil SAB de CV 6.13%, 3/30/2040	200,000	210,785
AT&T Corp. 8.00%, 11/15/2031	219,000	301,791
AT&T, Inc.:
5.35%, 9/1/2040 (a)	445,000	465,274
6.15%, 9/15/2034 (a)	350,000	389,305
6.30%, 1/15/2038	165,000	188,285
6.55%, 2/15/2039	250,000	294,921
Deutsche Telekom International Finance BV:
8.75%, 6/15/2030	180,000	238,896
9.25%, 6/1/2032	50,000	70,622
Embarq Corp. 8.00%, 6/1/2036	200,000	186,723
France Telecom SA 8.50%, 3/1/2031	200,000	275,544
GTE Corp. 8.75%, 11/1/2021	200,000	279,629
Koninklijke KPN NV 8.38%, 10/1/2030	100,000	127,399
Telecom Italia Capital SA 7.72%, 6/4/2038	150,000	141,492
Telefonica Emisiones SAU 7.05%, 6/20/2036 (a)	100,000	99,945
Telefonica Europe BV 8.25%, 9/15/2030	95,000	105,767
Verizon Communications, Inc.:
6.25%, 4/1/2037	200,000	239,119
7.75%, 12/1/2030	220,000	299,073
8.95%, 3/1/2039	100,000	155,507
Vodafone Group PLC 6.15%, 2/27/2037	165,000	204,557

		4,421,618

TOTAL CORPORATE BONDS & NOTES —
(Cost $41,811,191)		45,102,214

	Shares
SHORT TERM INVESTMENTS — 10.6%
MONEY MARKET FUNDS — 10.6%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	4,162,153	4,162,153
State Street Institutional Liquid Reserves Fund 0.09% (e)(f)	724,469	724,469

TOTAL SHORT TERM INVESTMENTS — (g)
(Cost $4,886,622)		4,886,622

TOTAL INVESTMENTS — 109.0% (h)
(Cost $46,697,813)		49,988,836
OTHER ASSETS & LIABILITIES — (9.0)%		(4,142,302)

NET ASSETS — 100.0%		$45,846,534

(a)	A portion of the security was on loan at September 30, 2011.
(b)	Variable rate security. Rate shown is rate in effect at September 30, 2011. Maturity date disclosed is the ultimate maturity.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.6% of net assets as of September 30, 2011, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
PLC = Public Limited Company

SPDR Barclays Capital Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS
September 30, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 98.1%
AEROSPACE & DEFENSE — 2.1%
General Dynamics Corp. 5.25%, 2/1/2014	$50,000	$54,982
Goodrich Corp. 3.60%, 2/1/2021	50,000	51,280
Honeywell International, Inc. 4.25%, 3/1/2021	50,000	55,184
Northrop Grumman Corp. 1.85%, 11/15/2015	50,000	49,803
Raytheon Co. 4.88%, 10/15/2040	15,000	15,910
United Technologies Corp. 6.13%, 7/15/2038	25,000	31,521

		258,680

AIR FREIGHT & LOGISTICS — 1.1%
Federal Express Corp. 9.65%, 6/15/2012	50,000	52,915
GATX Corp. 8.75%, 5/15/2014	50,000	56,892
United Parcel Service, Inc. 4.88%, 11/15/2040	25,000	28,514

		138,321

AIRLINES — 0.6%
Continental Airlines, Inc. 5.98%, 4/19/2022	47,351	46,996
Southwest Airlines Co. 6.50%, 3/1/2012	30,000	30,625

		77,621

AUTO COMPONENTS — 0.8%
BorgWarner, Inc. 4.63%, 9/15/2020	50,000	52,605
Johnson Controls, Inc. 4.25%, 3/1/2021	50,000	52,457

		105,062

AUTOMOBILES — 0.3%
Daimler Finance North America LLC 8.50%, 1/18/2031	25,000	34,596

BEVERAGES — 0.9%
Anheuser-Busch InBev Worldwide, Inc. 2.50%, 3/26/2013	50,000	50,951
The Coca-Cola Co. 4.88%, 3/15/2019	50,000	57,194

		108,145

BIOTECHNOLOGY — 1.6%
Amgen, Inc. 6.38%, 6/1/2037	25,000	32,234
Genzyme Corp. 3.63%, 6/15/2015	50,000	53,349
Gilead Sciences, Inc. 4.50%, 4/1/2021	50,000	53,890
Life Technologies Corp. 4.40%, 3/1/2015	50,000	53,007

		192,480

BUILDING PRODUCTS — 0.2%
Owens Corning 7.00%, 12/1/2036	25,000	27,197

CAPITAL MARKETS — 2.1%
Ameriprise Financial, Inc. 7.30%, 6/28/2019	25,000	30,206
Janus Capital Group, Inc. 6.70%, 6/15/2017	25,000	26,512
Jefferies Group, Inc. 3.88%, 11/9/2015	50,000	50,140
Morgan Stanley 6.25%, 8/9/2026	25,000	24,345
Raymond James Financial, Inc. 8.60%, 8/15/2019	50,000	60,939
The Bank of New York Mellon Corp. 4.30%, 5/15/2014	35,000	37,723
The Goldman Sachs Group, Inc. 5.50%, 11/15/2014	25,000	26,410

		256,275

CHEMICALS — 3.5%
Agrium, Inc. 6.13%, 1/15/2041	50,000	60,102
Air Products & Chemicals, Inc. 2.00%, 8/2/2016	15,000	15,208
E.I. du Pont de Nemours & Co. 6.00%, 7/15/2018	50,000	60,415
Eastman Chemical Co. 3.00%, 12/15/2015	25,000	25,748
ICI Wilmington, Inc. 5.63%, 12/1/2013	42,000	44,609
Potash Corp. of Saskatchewan, Inc. 4.88%, 3/30/2020	50,000	56,470
PPG Industries, Inc. 5.75%, 3/15/2013	50,000	53,157
Praxair, Inc. 5.25%, 11/15/2014	50,000	56,067
The Dow Chemical Co. 7.38%, 11/1/2029	50,000	60,662

		432,438

COMMERCIAL BANKS — 5.6%
American Express Bank FSB 6.00%, 9/13/2017	25,000	28,188
Bank of Montreal 2.13%, 6/28/2013	50,000	51,008
Bank of Nova Scotia 3.40%, 1/22/2015	50,000	52,640
BB&T Corp. 3.20%, 3/15/2016	50,000	51,043
BNP Paribas 5.00%, 1/15/2021	50,000	48,447
Credit Suisse of New York, NY 5.00%, 5/15/2013	50,000	51,607
Deutsche Bank AG 5.38%, 10/12/2012	50,000	51,814
First Horizon National Corp. 5.38%, 12/15/2015	30,000	31,640
KeyCorp:
5.10%, 3/24/2021	50,000	50,453
6.50%, 5/14/2013	50,000	52,500
Royal Bank of Canada 1.13%, 1/15/2014	50,000	50,058
SVB Financial Group 5.38%, 9/15/2020	75,000	75,773

SPDR Barclays Capital Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

US Bancorp 4.20%, 5/15/2014	$50,000	$53,561
Westpac Banking Corp. 3.00%, 8/4/2015	25,000	25,363
Zions Bancorporation 7.75%, 9/23/2014	25,000	26,000

		700,095

COMMERCIAL SERVICES & SUPPLIES — 0.6%
Block Financial LLC 7.88%, 1/15/2013	50,000	52,250
Republic Services, Inc. 5.25%, 11/15/2021	20,000	22,366

		74,616

COMMUNICATIONS EQUIPMENT — 1.5%
Cisco Systems, Inc. 5.90%, 2/15/2039	25,000	29,816
Harris Corp. 5.00%, 10/1/2015	50,000	55,841
Motorola Solutions, Inc. 6.00%, 11/15/2017	50,000	54,812
Nokia Oyj 5.38%, 5/15/2019	50,000	48,616

		189,085

COMPUTER SOFTWARE — 0.4%
Microsoft Corp. 1.63%, 9/25/2015	50,000	50,532

COMPUTERS & PERIPHERALS — 1.1%
Dell, Inc. 5.40%, 9/10/2040	25,000	25,749
International Business Machines Corp. 5.70%, 9/14/2017	50,000	59,560
Lexmark International, Inc. 5.90%, 6/1/2013	50,000	52,417

		137,726

CONSUMER FINANCE — 0.6%
Caterpillar Financial Services Corp. 4.70%, 3/15/2012	50,000	50,869
SLM Corp. 5.00%, 4/15/2015	25,000	24,500

		75,369

DIVERSIFIED FINANCIAL SERVICES — 7.4%
Allstate Life Global Funding Trusts 5.38%, 4/30/2013	50,000	53,011
AXA Financial, Inc. 7.00%, 4/1/2028	35,000	38,254
Boeing Capital Corp. 2.90%, 8/15/2018	15,000	15,233
BP Capital Markets PLC 3.13%, 10/1/2015	50,000	51,762
Capital One Financial Corp. 6.75%, 9/15/2017	17,000	19,168
Citigroup, Inc.:
3.95%, 6/15/2016	50,000	49,792
5.50%, 10/15/2014	50,000	52,092
CME Group, Inc. 5.40%, 8/1/2013	50,000	53,414
Countrywide Financial Corp. 5.80%, 6/7/2012	50,000	50,144
General Electric Capital Corp. 3.50%, 6/29/2015	50,000	51,504
HSBC Finance Corp. 6.38%, 11/27/2012	25,000	25,949
JPMorgan Chase & Co. 5.50%, 10/15/2040	50,000	52,633
Lazard Group LLC 6.85%, 6/15/2017	30,000	33,193
Nomura Holdings, Inc. 5.00%, 3/4/2015	50,000	51,909
NYSE Euronext 4.80%, 6/28/2013	50,000	52,865
ORIX Corp. 5.00%, 1/12/2016	35,000	36,084
The Nasdaq OMX Group, Inc. 5.25%, 1/16/2018	30,000	30,922
Toyota Motor Credit Corp. 1.38%, 8/12/2013	50,000	50,480
UBS AG of Stamford, CT:
2.25%, 8/12/2013	50,000	49,276
5.88%, 12/20/2017	100,000	101,680

		919,365

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
British Telecommunications PLC 5.15%, 1/15/2013	50,000	52,317

ELECTRIC UTILITIES — 6.0%
Appalachian Power Co. 5.80%, 10/1/2035	25,000	28,353
Arizona Public Service Co. 8.75%, 3/1/2019	50,000	64,076
Consolidated Edison Co. of New York 5.38%, 12/15/2015	50,000	57,099
Constellation Energy Group, Inc. 5.15%, 12/1/2020	50,000	51,174
Duke Energy Carolinas LLC 6.10%, 6/1/2037	25,000	31,504
Entergy Gulf States Louisiana LLC 5.59%, 10/1/2024	25,000	27,585
Great Plains Energy, Inc. 4.85%, 6/1/2021	25,000	26,321
Kentucky Utilities Co. 5.13%, 11/1/2040	25,000	28,869
NextEra Energy Capital Holdings, Inc. 2.55%, 11/15/2013	50,000	51,299
Nisource Finance Corp. 5.95%, 6/15/2041	25,000	27,421
Progress Energy, Inc. 4.40%, 1/15/2021	50,000	53,218
Public Service Electric & Gas Co.:
0.85%, 8/15/2014	20,000	19,846
5.50%, 3/1/2040	50,000	62,186
Southern California Edison Co. 3.88%, 6/1/2021	20,000	21,408
TECO Finance, Inc. 5.15%, 3/15/2020	50,000	55,494
The Cleveland Electric Illuminating Co. 5.70%, 4/1/2017	50,000	55,197
Wisconsin Electric Power Co. 5.70%, 12/1/2036	25,000	30,575

SPDR Barclays Capital Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

Wisconsin Power & Light Co. 5.00%, 7/15/2019	$50,000	$57,917

		749,542

ELECTRICAL EQUIPMENT — 0.4%
Emerson Electric Co. 4.25%, 11/15/2020	50,000	55,253

ELECTRONICS EQUIPMENT INSTRUMENTS & COMPONENTS — 1.3%
Agilent Technologies, Inc. 6.50%, 11/1/2017	50,000	58,903
Arrow Electronics, Inc. 3.38%, 11/1/2015	50,000	49,858
Avnet, Inc. 6.63%, 9/15/2016	50,000	55,965

		164,726

ENERGY EQUIPMENT & SERVICES — 0.5%
Cameron International Corp. 5.95%, 6/1/2041	25,000	28,029
Halliburton Co. 6.70%, 9/15/2038	25,000	32,835

		60,864

FOOD & STAPLES RETAILING — 1.8%
CVS Caremark Corp. 6.13%, 8/15/2016	20,000	23,107
Safeway, Inc. 6.25%, 3/15/2014	50,000	55,675
Target Corp. 7.00%, 1/15/2038	25,000	34,103
The Kroger Co. 6.15%, 1/15/2020	50,000	59,941
Wal-Mart Stores, Inc. 6.20%, 4/15/2038	20,000	25,796
Walgreen Co. 4.88%, 8/1/2013	25,000	26,848

		225,470

FOOD PRODUCTS — 3.7%
Archer-Daniels-Midland Co. 5.77%, 3/1/2041	25,000	31,332
Bunge Ltd. Finance Corp. 5.35%, 4/15/2014	50,000	52,948
Corn Products International, Inc. 4.63%, 11/1/2020	50,000	52,636
Delhaize Group SA 5.70%, 10/1/2040	25,000	25,543
General Mills, Inc. 5.70%, 2/15/2017	50,000	57,453
Kellogg Co. 4.15%, 11/15/2019	50,000	54,008
Ralcorp Holdings, Inc. 6.63%, 8/15/2039	25,000	25,730
Sara Lee Corp. 2.75%, 9/15/2015	50,000	51,036
Tyson Foods, Inc. 10.50%, 3/1/2014	50,000	58,011
Unilever Capital Corp. 2.75%, 2/10/2016	50,000	52,627

		461,324

GAS UTILITIES — 0.2%
National Grid PLC 6.30%, 8/1/2016	25,000	28,746

HEALTH CARE EQUIPMENT & SUPPLIES — 0.7%
Covidien International Finance SA 4.20%, 6/15/2020	50,000	54,250
Zimmer Holdings, Inc. 5.75%, 11/30/2039	25,000	29,831

		84,081

HEALTH CARE PROVIDERS & SERVICES — 3.0%
Aetna, Inc. 3.95%, 9/1/2020	50,000	51,986
Cardinal Health, Inc. 5.80%, 10/15/2016	50,000	57,638
Coventry Health Care, Inc. 6.30%, 8/15/2014	30,000	32,944
Express Scripts, Inc. 3.13%, 5/15/2016	20,000	20,150
Humana, Inc. 8.15%, 6/15/2038	25,000	33,353
McKesson Corp. 4.75%, 3/1/2021	50,000	56,566
Quest Diagnostics, Inc. 6.40%, 7/1/2017	15,000	17,735
UnitedHealth Group, Inc. 3.88%, 10/15/2020	50,000	52,715
WellPoint, Inc. 6.38%, 1/15/2012	50,000	50,790

		373,877

HOTELS, RESTAURANTS & LEISURE — 0.2%
McDonald’s Corp. 5.35%, 3/1/2018	20,000	24,178

HOUSEHOLD DURABLES — 0.8%
Newell Rubbermaid, Inc. 4.70%, 8/15/2020	50,000	50,617
Whirlpool Corp. 8.00%, 5/1/2012	50,000	51,922

		102,539

INDUSTRIAL CONGLOMERATES — 1.6%
Cooper US, Inc. 2.38%, 1/15/2016	50,000	51,077
Koninklijke Philips Electronics NV 6.88%, 3/11/2038	50,000	62,819
Tyco Electronics Group SA 4.88%, 1/15/2021	50,000	54,873
Tyco International Finance SA 8.50%, 1/15/2019	25,000	32,549

		201,318

INSURANCE — 11.6%
ACE INA Holdings, Inc. 2.60%, 11/23/2015	50,000	50,392
AEGON Funding Co. LLC 5.75%, 12/15/2020	35,000	36,446
Aegon NV 4.63%, 12/1/2015	50,000	51,283
Aflac, Inc. 6.45%, 8/15/2040	50,000	48,109

SPDR Barclays Capital Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

Alleghany Corp. 5.63%, 9/15/2020	$50,000	$52,494
Allied World Assurance Co., Ltd. 7.50%, 8/1/2016	25,000	28,398
American International Group, Inc. 5.45%, 5/18/2017	25,000	24,234
AON Corp. 3.13%, 5/27/2016	35,000	34,962
Axis Capital Holdings, Ltd. 5.75%, 12/1/2014	50,000	53,075
CNA Financial Corp. 5.75%, 8/15/2021	25,000	25,131
Delphi Financial Group, Inc. 7.88%, 1/31/2020	25,000	28,780
Endurance Specialty Holdings, Ltd. 7.00%, 7/15/2034	50,000	50,572
Fidelity National Financial, Inc. 6.60%, 5/15/2017	30,000	31,428
Genworth Financial, Inc. 6.52%, 5/22/2018	25,000	22,000
Hartford Financial Services Group, Inc. 6.30%, 3/15/2018	50,000	51,930
Lincoln National Corp. 6.25%, 2/15/2020	25,000	25,939
Loews Corp. 6.00%, 2/1/2035	25,000	26,980
Markel Corp. 7.13%, 9/30/2019	50,000	57,363
Marsh & McLennan Cos., Inc. 4.80%, 7/15/2021	25,000	26,236
MetLife, Inc. 6.82%, 8/15/2018	25,000	29,146
PartnerRe, Ltd. 5.50%, 6/1/2020	50,000	51,991
Principal Financial Group, Inc. 8.88%, 5/15/2019	50,000	63,317
Protective Life Corp. 7.38%, 10/15/2019	50,000	55,072
Prudential Financial, Inc. 4.50%, 7/15/2013	50,000	52,046
Reinsurance Group of America, Inc. 6.45%, 11/15/2019	50,000	55,923
Swiss Re Solutions Holding Corp. 6.45%, 3/1/2019	50,000	54,674
Transatlantic Holdings, Inc. 8.00%, 11/30/2039	50,000	58,546
Travelers Property Casualty Corp. 6.38%, 3/15/2033	25,000	28,776
Unitrin, Inc. 6.00%, 5/15/2017	50,000	51,925
Unum Group 7.13%, 9/30/2016	50,000	56,893
Validus Holdings Ltd. 8.88%, 1/26/2040	25,000	27,741
W.R. Berkley Corp. 6.25%, 2/15/2037	25,000	24,845
Willis North America, Inc. 7.00%, 9/29/2019	50,000	56,072
XL Group PLC 6.38%, 11/15/2024	50,000	52,010

		1,444,729

INTERNET SOFTWARE & SERVICES — 0.4%
eBay, Inc. 0.88%, 10/15/2013	50,000	49,870

IT SERVICES — 0.4%
SAIC, Inc. 4.45%, 12/1/2020 (a)	50,000	53,781

LEISURE EQUIPMENT & PRODUCTS — 0.1%
Mattel, Inc. 6.20%, 10/1/2040	10,000	10,934

LIFE SCIENCES TOOLS & SERVICES — 0.4%
Thermo Fisher Scientific, Inc. 2.15%, 12/28/2012	50,000	50,892

MACHINERY — 1.4%
Danaher Corp. 5.40%, 3/1/2019	50,000	58,363
Eaton Corp. 6.95%, 3/20/2019	50,000	63,400
Harsco Corp. 2.70%, 10/15/2015	50,000	51,352

		173,115

MEDIA — 2.4%
CBS Corp. 7.88%, 7/30/2030	25,000	31,399
News America, Inc. 6.20%, 12/15/2034	50,000	52,538
Omnicom Group, Inc. 6.25%, 7/15/2019	50,000	55,939
Time Warner Cable, Inc. 5.40%, 7/2/2012	50,000	51,608
Time Warner, Inc. 4.70%, 1/15/2021	50,000	52,655
WPP Finance UK 8.00%, 9/15/2014	50,000	56,681

		300,820

METALS & MINING — 3.0%
Alcoa, Inc. 5.40%, 4/15/2021	25,000	23,959
ArcelorMittal 5.50%, 3/1/2021	50,000	44,795
Barrick North America Finance LLC 6.80%, 9/15/2018	50,000	58,995
Cliffs Natural Resources, Inc. 4.80%, 10/1/2020	50,000	48,129
Newmont Mining Corp. 5.88%, 4/1/2035	25,000	26,749
Rio Tinto Finance USA, Ltd. 8.95%, 5/1/2014	50,000	59,090
Southern Copper Corp. 7.50%, 7/27/2035	25,000	27,208
Teck Resources, Ltd. 4.75%, 1/15/2022	28,000	28,273
Vale Overseas, Ltd. 6.88%, 11/10/2039	25,000	27,307
Xstrata Canada Corp. 6.20%, 6/15/2035	25,000	25,002

		369,507

SPDR Barclays Capital Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

MULTI-UTILITIES — 1.4%
Dominion Resources, Inc. 5.60%, 11/15/2016	$50,000	$57,537
MidAmerican Energy Holdings Co. 6.13%, 4/1/2036	50,000	59,094
NSTAR 4.50%, 11/15/2019	25,000	27,535
Veolia Environnement SA 6.75%, 6/1/2038	25,000	31,410

		175,576

OFFICE ELECTRONICS — 0.4%
Xerox Corp. 4.50%, 5/15/2021	45,000	45,072

OIL, GAS & CONSUMABLE FUELS — 7.2%
Anadarko Petroleum Corp. 5.95%, 9/15/2016	25,000	27,230
Apache Corp. 6.00%, 9/15/2013	25,000	27,438
Boardwalk Pipelines LP 5.88%, 11/15/2016	25,000	27,948
Cenovus Energy, Inc. 6.75%, 11/15/2039	25,000	30,697
ConocoPhillips 4.60%, 1/15/2015	50,000	54,871
DCP Midstream Operating LP 3.25%, 10/1/2015	50,000	50,187
Devon Financing Corp. ULC 7.88%, 9/30/2031	25,000	35,225
Diamond Offshore Drilling, Inc. 5.88%, 5/1/2019	50,000	57,924
Energy Transfer Partners LP 9.00%, 4/15/2019	25,000	30,034
Enterprise Products Operating LLC 6.65%, 10/15/2034	25,000	28,734
Hess Corp. 7.88%, 10/1/2029	25,000	33,292
Magellan Midstream Partners LP 6.55%, 7/15/2019	50,000	60,017
Noble Energy, Inc. 8.25%, 3/1/2019	50,000	65,474
NuStar Logistics LP 4.80%, 9/1/2020	25,000	25,309
Occidental Petroleum Corp. 4.10%, 2/1/2021	50,000	54,324
ONEOK Partners LP 6.13%, 2/1/2041	25,000	27,657
ONEOK, Inc. 5.20%, 6/15/2015	50,000	54,841
Panhandle Eastern Pipeline Co. LP 6.20%, 11/1/2017	50,000	57,782
Plains All American Pipeline LP/PAA Finance Corp. 5.75%, 1/15/2020	50,000	55,452
Sunoco Logistics Partners Operations LP 4.65%, 2/15/2022	15,000	14,963
Talisman Energy, Inc. 5.85%, 2/1/2037	25,000	26,727
Transocean, Inc. 6.50%, 11/15/2020	50,000	54,371

		900,497

PERSONAL PRODUCTS — 0.4%
The Procter & Gamble Co. 1.80%, 11/15/2015	50,000	51,264

PHARMACEUTICALS — 2.6%
AmerisourceBergen Corp. 4.88%, 11/15/2019	50,000	55,837
Bristol-Myers Squibb Co. 6.13%, 5/1/2038	25,000	33,255
Eli Lilly & Co. 5.20%, 3/15/2017	50,000	57,950
Johnson & Johnson 5.85%, 7/15/2038	25,000	33,318
Medco Health Solutions, Inc. 6.13%, 3/15/2013	50,000	53,089
Sanofi 4.00%, 3/29/2021	50,000	53,852
Teva Pharmaceutical Finance Co. LLC 6.15%, 2/1/2036	25,000	30,854

		318,155

REAL ESTATE INVESTMENT TRUSTS — 7.8%
AvalonBay Communities, Inc. 5.70%, 3/15/2017	50,000	55,946
Boston Properties LP 4.13%, 5/15/2021	50,000	48,627
Camden Property Trust 4.63%, 6/15/2021	25,000	24,894
Duke Realty LP 6.75%, 3/15/2020	25,000	25,680
ERP Operating LP 5.25%, 9/15/2014	50,000	53,417
HCP, Inc. 5.65%, 12/15/2013	50,000	51,824
Highwoods Realty LP 5.85%, 3/15/2017	30,000	31,276
Hospitality Properties Trust 6.75%, 2/15/2013	50,000	52,016
Kimco Realty Corp. 4.30%, 2/1/2018	50,000	50,331
Liberty Property LP 4.75%, 10/1/2020	50,000	49,715
Mack-Cali Realty LP 7.75%, 8/15/2019	50,000	59,107
ProLogis LP 4.50%, 8/15/2017	40,000	37,726
Realty Income Corp. 6.75%, 8/15/2019	50,000	56,399
Regency Centers LP 5.25%, 8/1/2015	50,000	52,289
Simon Property Group LP 6.13%, 5/30/2018	50,000	56,224
UDR, Inc. 5.25%, 1/15/2015	50,000	52,219
Ventas Realty LP/Ventas Capital Corp.:
3.13%, 11/30/2015	90,000	88,188
4.75%, 6/1/2021	25,000	23,915
Vornado Realty LP 4.25%, 4/1/2015	50,000	51,726
Washington Real Estate Investment Trust 4.95%, 10/1/2020	50,000	52,485

		974,004

SPDR Barclays Capital Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

ROAD & RAIL — 1.7%
Canadian Pacific Railway Co. 4.45%, 3/15/2023	$50,000	$52,620
Con-way, Inc. 7.25%, 1/15/2018	25,000	27,676
CSX Corp. 3.70%, 10/30/2020	50,000	51,443
Norfolk Southern Corp. 7.25%, 2/15/2031	25,000	33,830
Ryder System, Inc. 3.15%, 3/2/2015	50,000	51,473

		217,042

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.7%
KLA-Tencor Corp. 6.90%, 5/1/2018	30,000	34,192
National Semiconductor Corp. 6.15%, 6/15/2012	47,000	48,335

		82,527

SPECIALTY RETAIL — 0.6%
Lowe’s Cos., Inc. 3.75%, 4/15/2021	50,000	51,915
The Home Depot, Inc. 5.40%, 9/15/2040	25,000	27,423

		79,338

TOBACCO — 0.5%
Altria Group, Inc. 9.25%, 8/6/2019	25,000	32,817
Philip Morris International, Inc. 6.38%, 5/16/2038	25,000	32,006

		64,823

WIRELESS TELECOMMUNICATION SERVICES — 4.1%
American Tower Corp. 4.50%, 1/15/2018	50,000	49,591
AT&T, Inc. 2.50%, 8/15/2015	50,000	51,020
Cellco Partnership/Verizon Wireless Capital LLC 8.50%, 11/15/2018	25,000	33,229
Deutsche Telekom International Finance BV 8.75%, 6/15/2030	20,000	26,544
Embarq Corp. 7.08%, 6/1/2016	50,000	51,758
France Telecom SA 4.38%, 7/8/2014	50,000	53,290
Rogers Communications, Inc. 6.38%, 3/1/2014	50,000	55,671
Telecom Italia Capital SA 7.18%, 6/18/2019	50,000	50,422
Telefonica Emisiones SAU 3.99%, 2/16/2016	50,000	47,661
Verizon New York, Inc., Series A 7.38%, 4/1/2032	50,000	62,525
Vodafone Group PLC 6.15%, 2/27/2037	25,000	30,993

		512,704

TOTAL CORPORATE BONDS & NOTES —
(Cost $11,893,534)		12,236,488

	Shares
SHORT TERM INVESTMENT — 0.7%
MONEY MARKET FUND — 0.7%
State Street Institutional Liquid Reserves Fund 0.09% (b)(c)(d) (Cost $79,516)	79,516	79,516

TOTAL INVESTMENTS — 98.8% (e)
(Cost $11,973,050)		12,316,004
OTHER ASSETS & LIABILITIES — 1.2%		154,993

NET ASSETS — 100.0%		$12,470,997

(a)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.4% of net assets as of September 30, 2011, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(e)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
PLC = Public Limited Company

SPDR Barclays Capital Convertible Securities ETF
SCHEDULE OF INVESTMENTS
September 30, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

CONVERTIBLE CORPORATE BONDS & NOTES — 74.9%
AEROSPACE & DEFENSE — 0.7%
L-3 Communications Holdings, Inc. 3.00%, 8/1/2035	$4,974,000	$4,728,682

AUTOMOBILES — 1.6%
Ford Motor Co. 4.25%, 11/15/2016	5,863,000	7,613,692
Navistar International Corp. 3.00%, 10/15/2014	3,522,000	3,499,927

		11,113,619

BEVERAGES — 0.6%
Molson Coors Brewing Co. 2.50%, 7/30/2013 (a)	3,844,000	4,035,892

BIOTECHNOLOGY — 9.1%
Amgen, Inc. 0.38%, 2/1/2013 (a)	16,838,000	16,562,951
Amylin Pharmaceuticals, Inc. 3.00%, 6/15/2014	4,070,000	3,625,646
Cephalon, Inc.:
2.00%, 6/1/2015	5,439,000	9,481,863
2.50%, 5/1/2014	3,369,000	4,172,843
Dendreon Corp. 2.88%, 1/15/2016 (a)	3,520,000	2,549,124
Gilead Sciences, Inc.:
0.63%, 5/1/2013 (a)	3,947,000	4,516,552
1.00%, 5/1/2014	7,988,000	8,667,459
1.63%, 5/1/2016 (a)	8,432,000	9,601,434
Illumina, Inc. 0.25%, 3/15/2016 (a)(b)	5,500,000	4,797,524

		63,975,396

BUILDING PRODUCTS — 1.1%
Cemex SAB de CV:
3.25%, 3/15/2016 (b)	6,587,000	3,322,483
3.75%, 3/15/2018 (b)	4,788,000	2,367,187
4.88%, 3/15/2015	4,430,000	2,092,435

		7,782,105

CAPITAL MARKETS — 0.5%
Ares Capital Corp. 5.75%, 2/1/2016 (b)	3,657,000	3,478,538

COMMUNICATIONS EQUIPMENT — 1.2%
Alcatel-Lucent USA, Inc. Series B, 2.88%, 6/15/2025 (a)	6,198,000	5,728,966
Ciena Corp. 0.88%, 6/15/2017 (a)	3,600,000	2,649,960

		8,378,926

COMPUTERS & PERIPHERALS — 7.8%
EMC Corp.:
1.75%, 12/1/2011	11,156,000	14,668,578
1.75%, 12/1/2013	11,358,000	16,032,953
NetApp, Inc. 1.75%, 6/1/2013	8,114,000	9,877,659
SanDisk Corp.:
1.00%, 5/15/2013 (a)	7,358,000	7,128,306
1.50%, 8/15/2017 (a)	6,444,000	6,762,720

		54,470,216

CONTAINERS & PACKAGING — 0.6%
Owens-Brockway Glass Container, Inc. 3.00%, 6/1/2015 (b)	4,903,000	4,429,297

ELECTRICAL EQUIPMENT — 0.2%
Suntech Power Holdings Co., Ltd. 3.00%, 3/15/2013 (a)	3,370,000	1,344,226

FOOD PRODUCTS — 1.0%
Archer-Daniels-Midland Co. 0.88%, 2/15/2014	6,988,000	6,954,458

HEALTH CARE EQUIPMENT & SUPPLIES — 4.1%
Hologic, Inc. 2.00%, 12/15/2037 (c)	8,381,000	7,853,902
Kinetic Concepts, Inc. 3.25%, 4/15/2015 (b)	4,643,000	6,538,505
Medtronic, Inc. 1.63%, 4/15/2013	14,587,000	14,557,826

		28,950,233

HEALTH CARE PROVIDERS & SERVICES — 1.1%
LifePoint Hospitals, Inc. 3.50%, 5/15/2014	3,829,000	3,909,562
Omnicare, Inc. 3.75%, 12/15/2025 (a)	3,268,000	3,660,487

		7,570,049

HOTELS, RESTAURANTS & LEISURE — 1.8%
International Game Technology 3.25%, 5/1/2014 (a)	5,400,000	6,201,522
MGM Resorts International 4.25%, 4/15/2015 (a)	7,024,000	6,246,092

		12,447,614

HOUSEHOLD DURABLES — 0.4%
D.R. Horton, Inc. 2.00%, 5/15/2014	2,819,000	2,860,580

INDUSTRIAL CONGLOMERATES — 0.8%
Textron, Inc. 4.50%, 5/1/2013	3,598,000	5,485,691

INSURANCE — 0.5%
Old Republic International Corp. 3.75%, 3/15/2018 (a)	3,750,000	3,395,625

INTERNET & CATALOG RETAIL — 0.8%
priceline.com, Inc. 1.25%, 3/15/2015 (b)	3,470,000	5,627,715

INTERNET SOFTWARE & SERVICES — 1.1%
VeriSign, Inc. 3.25%, 8/15/2037	7,615,000	7,799,664

IT SERVICES — 0.9%
Alliance Data Systems Corp. 1.75%, 8/1/2013	4,926,000	6,287,546

MACHINERY — 0.9%
Danaher Corp. Zero Coupon, 1/22/2021 (d)	5,349,000	6,575,954

MARINE — 0.4%
DryShips, Inc. 5.00%, 12/1/2014	4,726,000	3,023,062

MEDIA — 3.5%
Liberty Media LLC:
3.13%, 3/30/2023	8,190,000	8,832,096

SPDR Barclays Capital Convertible Securities ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

3.25%, 3/15/2031	$2,961,000	$2,271,561
Virgin Media, Inc. 6.50%, 11/15/2016	6,486,000	9,808,778
XM Satellite Radio, Inc. 7.00%, 12/1/2014 (b)	3,365,000	3,910,971

		24,823,406

METALS & MINING — 6.8%
Alcoa, Inc. 5.25%, 3/15/2014	3,770,000	6,199,388
AngloGold Ashanti, Holdings Finance PLC 3.50%, 5/22/2014 (b)	5,124,000	5,767,677
ArcelorMittal 5.00%, 5/15/2014 (a)	4,931,000	5,164,335
Goldcorp, Inc. 2.00%, 8/1/2014	5,486,000	6,819,098
Newmont Mining Corp.:
1.25%, 7/15/2014 (a)	4,023,000	5,868,551
1.63%, 7/15/2017 (a)	3,271,000	4,924,589
3.00%, 2/15/2012 (a)	3,317,000	4,597,362
Sterlite Industries India, Ltd. 4.00%, 10/30/2014	3,400,000	2,842,944
United States Steel Corp. 4.00%, 5/15/2014	5,082,000	5,291,378

		47,475,322

OIL, GAS & CONSUMABLE FUELS — 7.0%
Chesapeake Energy Corp. 2.50%, 5/15/2037 (a)	16,923,000	16,173,734
Massey Energy Co. 3.25%, 8/1/2015	4,352,000	3,885,465
Peabody Energy Corp. 4.75%, 12/15/2066 (a)	4,673,000	4,842,677
Transocean, Inc.:
Series B 1.50%, 12/15/2037 (a)	10,705,000	10,670,787
Series C 1.50%, 12/15/2037	11,481,000	11,192,804
USEC, Inc. 3.00%, 10/1/2014	3,825,000	2,015,775

		48,781,242

PHARMACEUTICALS — 1.8%
Mylan, Inc.:
1.25%, 3/15/2012 (a)	4,320,000	4,305,312
3.75%, 9/15/2015	3,230,000	4,687,990
Teva Pharmaceutical Finance Co. LLC Series C 0.25%, 2/1/2026 (a)	3,591,000	3,717,152

		12,710,454

REAL ESTATE INVESTMENT TRUSTS — 3.6%
Annaly Capital Management, Inc. 4.00%, 2/15/2015	4,121,000	4,741,417
Boston Properties LP:
2.88%, 2/15/2037 (a)	4,274,000	4,293,062
3.63%, 2/15/2014 (b)	5,164,000	5,479,365
Host Hotels & Resorts LP 2.63%, 4/15/2027 (b)	2,978,000	2,970,257
ProLogis 2.25%, 4/1/2037	4,000,000	3,977,800
The Macerich Co. 3.25%, 3/15/2012 (b)	4,055,000	4,032,953

		25,494,854

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 9.1%
Advanced Micro Devices, Inc. 6.00%, 5/1/2015	5,124,000	5,055,923
Intel Corp.:
2.95%, 12/15/2035 (a)	10,594,000	10,801,854
3.25%, 8/1/2039 (a)	12,720,000	15,109,070
Linear Technology Corp. Series A 3.00%, 5/1/2027 (a)	5,430,000	5,503,848
Microchip Technology, Inc. 2.13%, 12/15/2037	7,270,000	8,534,253
Micron Technology, Inc. 1.88%, 6/1/2014 (a)	5,823,000	5,476,794
Novellus Systems, Inc. 2.63%, 5/15/2041 (b)	5,000,000	4,280,000
Xilinx, Inc.:
2.63%, 6/15/2017 (a)	4,040,000	4,606,812
3.13%, 3/15/2037	4,323,000	4,333,505

		63,702,059

SOFTWARE — 3.4%
Electronic Arts, Inc. 0.75%, 7/15/2016 (a)(b)	4,000,000	3,854,100
Microsoft Corp. Zero Coupon, 6/15/2013 (a)(b)(d)	7,793,000	7,881,607
Salesforce.com, Inc. 0.75%, 1/15/2015	3,414,000	5,071,497
Symantec Corp. 1.00%, 6/15/2013 (a)	6,002,000	6,866,588

		23,673,792

WIRELESS TELECOMMUNICATION SERVICES — 2.5%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25%, 12/1/2040 (a)(b)	4,273,000	2,082,660
NII Holdings, Inc. 3.13%, 6/15/2012 (a)	7,045,000	7,088,115
SBA Communications Corp.:
1.88%, 5/1/2013	3,639,000	3,768,694
4.00%, 10/1/2014	3,587,000	4,647,676

		17,587,145

TOTAL CONVERTIBLE CORPORATE BONDS & NOTES —
(Cost $564,481,671)		524,963,362

	Shares
CONVERTIBLE PREFERRED STOCKS — 24.0%
AUTO COMPONENTS — 0.4%
The Goodyear Tire & Rubber Co. 5.88%, 4/1/2014	70,000	2,726,500

AUTOMOBILES — 3.4%
General Motors Co. 4.75%, 12/1/2013 (a)	671,227	23,546,643

COMMERCIAL BANKS — 3.7%
Wells Fargo & Co. Series L 7.50%, 12/31/2049	25,443	26,284,146

DIVERSIFIED FINANCIAL SERVICES — 4.8%
Bank of America Corp. Series L 7.25%, 12/31/2049	21,458	16,436,613

SPDR Barclays Capital Convertible Securities ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

Security Description	Shares	Value
Citigroup, Inc. 7.50%, 12/15/2012	212,971	$16,958,881

		33,395,494

ELECTRIC UTILITIES — 2.7%
AES Trust III 6.75%, 10/15/2029 (a)	68,478	3,336,248
PPL Corp.:
8.75%, 5/1/2014	130,000	7,070,700
9.50%, 7/1/2013	152,474	8,447,060

		18,854,008

FOOD PRODUCTS — 0.6%
Bunge, Ltd. 4.88%, 12/31/2049	49,500	4,554,000

HEALTH CARE EQUIPMENT & SUPPLIES — 0.3%
Alere, Inc. Series B 3.00%, 12/31/2049 (a)	10,961	2,104,512

HOUSEHOLD DURABLES — 0.6%
Stanley Black & Decker, Inc. 4.75%, 11/17/2015 (a)	42,632	4,401,328

INSURANCE — 3.5%
Hartford Financial Services Group, Inc. 7.25%, 4/1/2013 (a)	161,200	3,104,712
MetLife, Inc. 5.00%, 9/11/2013	267,800	15,146,768
Vale Capital II 6.75%, 6/15/2012 (a)	89,766	5,997,266

		24,248,746

METALS & MINING — 0.7%
AngloGold Ashanti, Holdings Finance PLC 6.00%, 9/15/2013	98,112	4,804,545

OIL, GAS & CONSUMABLE FUELS — 1.5%
Apache Corp. 6.00%, 8/1/2013 (a)	166,000	8,494,220
CenterPoint Energy, Inc. 0.37%, 9/15/2029 (e)	70,921	2,340,542

		10,834,762

REAL ESTATE INVESTMENT TRUST — 0.6%
Health Care REIT, Inc. Series I 6.50%, 12/31/2049	95,645	4,428,363

THRIFTS & MORTGAGE FINANCE — 0.5%
Sovereign Capital Trust IV 4.38%, 3/1/2034	87,300	3,579,300

WIRELESS TELECOMMUNICATION SERVICES — 0.7%
Lucent Technologies Capital Trust I 7.75%, 3/15/2017	5,605	4,624,125

TOTAL CONVERTIBLE PREFERRED STOCKS — (f)
(Cost $208,987,102)		168,386,472

COMMON STOCKS — 0.5%
AUTO COMPONENTS — 0.5%
Dana Holding Corp. (a)(d)	296,500	3,113,250

THRIFTS & MORTGAGE FINANCE — 0.0% (g)
Federal National Mortgage Association (a)(d)	100,000	24,000

TOTAL COMMON STOCKS — (f)
(Cost $5,394,421)		3,137,250

SHORT TERM INVESTMENTS — 10.6%
MONEY MARKET FUNDS — 10.6%
State Street Navigator Securities Lending Prime Portfolio (h)(i)	73,947,290	73,947,290
State Street Institutional Liquid Reserves Fund 0.09% (i)(j)	517,945	517,945

TOTAL SHORT TERM INVESTMENTS — (f)
(Cost $74,465,235)		74,465,235

TOTAL INVESTMENTS — 110.0% (k)
(Cost $853,328,429)		770,952,319
OTHER ASSETS & LIABILITIES — (10.0)%		(69,979,188)

NET ASSETS — 100.0%		$700,973,131

(a)	A portion of the security was on loan at September 30, 2011.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 10.1% of net assets as of September 30, 2011, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2011. Maturity date disclosed is the ultimate maturity.
(d)	Non-income producing security.
(e)	Variable rate security. Rate shown is rate in effect at September 30, 2011. Maturity date disclosed is the ultimate maturity.
(f)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(g)	Amount shown represents less than 0.05% of net assets.
(h)	Investments of cash collateral for securities loaned.
(i)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(j)	The rate shown is the annualized seven-day yield at period end.
(k)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR Barclays Capital Mortgage Backed Bond ETF
SCHEDULE OF INVESTMENTS
September 30, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

U.S. GOVERNMENT AGENCY MBS TBA — 99.8%
Fannie Mae
3.50%, 15yr TBA	$750,000	$783,047
3.50%, 30yr TBA	300,000	308,109
4.00%, 15yr TBA	700,000	738,172
4.00%, 30yr TBA	3,000,000	3,143,437
4.50%, 15yr TBA	500,000	532,344
4.50%, 30yr TBA	3,500,000	3,712,187
5.00%, 15yr TBA	900,000	967,219
5.00%, 30yr TBA	2,350,000	2,526,984
5.50%, 15yr TBA	500,000	542,344
5.50%, 30yr TBA	3,500,000	3,798,594
6.00%, 30yr TBA	1,000,000	1,097,031
6.50%, 30yr TBA	500,000	551,094
Freddie Mac
4.00%, 15yr TBA	750,000	789,492
4.50%, 15yr TBA	750,000	796,172
4.50%, 30yr TBA	2,500,000	2,644,141
5.00%, 30yr TBA	2,000,000	2,143,594
5.50%, 30yr TBA	1,000,000	1,081,563
6.00%, 30yr TBA	1,500,000	1,643,438
6.50%, 30yr TBA	400,000	444,375
Ginnie Mae
4.00%, 30yr TBA	97,624	104,559
4.00%, 30yr TBA	1,000,000	1,069,141
4.50%, 30yr TBA	2,650,000	2,878,977
5.00%, 30yr TBA	1,800,000	1,976,062
5.50%, 30yr TBA	900,000	995,484
6.00%, 30yr TBA	500,000	558,359
6.50%, 30yr TBA	250,000	280,703

TOTAL U.S. GOVERNMENT AGENCY MBS TBA —
(Cost $36,072,099)		36,106,622

	Shares
SHORT TERM INVESTMENT — 99.9%
MONEY MARKET FUND — 99.9%
State Street Institutional Liquid Reserves Fund 0.09% (a)(b)(c)(d) (Cost $36,141,223)	36,141,223	36,141,223

TOTAL INVESTMENTS — 199.7% (e)
(Cost $72,213,322)		72,247,845
OTHER ASSETS & LIABILITIES — (99.7)%		(36,075,130)

NET ASSETS — 100.0%		$36,172,715

(a)	Security, or a portion of the security has been designated as collateral for TBA securities.
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(c)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
TBA = To Be Announced

SPDR Barclays Capital Aggregate Bond ETF
SCHEDULE OF INVESTMENTS
September 30, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 22.5%
AEROSPACE & DEFENSE — 0.4%
General Dynamics Corp. 5.25%, 2/1/2014	$220,000	$241,921
Honeywell International, Inc.:
4.25%, 3/1/2013 (a)	100,000	105,062
4.25%, 3/1/2021 (a)	50,000	55,184
Lockheed Martin Corp. 3.35%, 9/15/2021	100,000	99,337
The Boeing Co. 6.13%, 2/15/2033	165,000	204,200
United Technologies Corp.:
4.50%, 4/15/2020 (a)	60,000	67,075
5.70%, 4/15/2040 (a)	60,000	72,624
6.05%, 6/1/2036	100,000	123,833

		969,236

AIR FREIGHT & LOGISTICS — 0.1%
United Parcel Service, Inc.:
3.88%, 4/1/2014 (a)	100,000	107,666
6.20%, 1/15/2038	100,000	133,620

		241,286

AIRLINES — 0.0% (b)
Delta Air Lines 2010-2 Pass Through Trust, Class A 4.95%, 5/23/2019	98,568	97,089

AUTO COMPONENTS — 0.0% (b)
Johnson Controls, Inc. 4.25%, 3/1/2021	60,000	62,948

AUTOMOBILES — 0.0% (b)
Daimler Finance North America LLC 6.50%, 11/15/2013	100,000	109,621

BEVERAGES — 0.5%
Anheuser-Busch InBev Worldwide, Inc. 5.38%, 1/15/2020	335,000	389,547
Bottling Group LLC 6.95%, 3/15/2014	200,000	227,884
Diageo Capital PLC 5.75%, 10/23/2017 (a)	250,000	290,092
PepsiCo, Inc. 4.50%, 1/15/2020	100,000	112,267
The Coca-Cola Co.:
0.75%, 11/15/2013	100,000	99,991
1.50%, 11/15/2015 (a)	100,000	100,800
3.15%, 11/15/2020 (a)	70,000	72,079

		1,292,660

BIOTECHNOLOGY — 0.1%
Amgen, Inc.:
4.50%, 3/15/2020 (a)	50,000	55,965
5.75%, 3/15/2040	55,000	66,489
Life Technologies Corp. 6.00%, 3/1/2020	100,000	112,053

		234,507

BUILDING MATERIALS — 0.0% (b)
CRH America, Inc. 6.00%, 9/30/2016 (a)	100,000	107,108

CAPITAL MARKETS — 0.9%
BlackRock, Inc. 3.50%, 12/10/2014	200,000	210,349
Eksportfinans ASA 2.38%, 5/25/2016	100,000	102,934
Jefferies Group, Inc. 5.13%, 4/13/2018	100,000	94,036
Morgan Stanley 6.00%, 5/13/2014	560,000	566,383
Svensk Exportkredit AB 5.13%, 3/1/2017	205,000	238,680
The Bank of New York Mellon Corp. 4.95%, 11/1/2012 (a)	230,000	240,135
The Goldman Sachs Group, Inc.:
5.35%, 1/15/2016	555,000	579,778
5.95%, 1/15/2027	595,000	574,771

		2,607,066

CHEMICALS — 0.3%
E.I. du Pont de Nemours & Co. 5.25%, 12/15/2016	255,000	295,088
PPG Industries, Inc. 6.65%, 3/15/2018	100,000	121,741
Praxair, Inc. 2.13%, 6/14/2013 (a)	100,000	102,143
The Dow Chemical Co. 8.55%, 5/15/2019	330,000	420,825

		939,797

COMMERCIAL BANKS — 4.3%
Asian Development Bank:
2.50%, 3/15/2016	200,000	212,366
2.75%, 5/21/2014	205,000	216,384
Bank of Nova Scotia 2.38%, 12/17/2013 (a)	100,000	102,546
Barclays Bank PLC:
3.90%, 4/7/2015 (a)	150,000	147,102
5.13%, 1/8/2020 (a)	100,000	97,988
BB&T Corp.:
2.05%, 4/28/2014 (a)	100,000	100,693
3.95%, 4/29/2016 (a)	100,000	105,127
BNP Paribas 5.00%, 1/15/2021 (a)	100,000	96,895
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands 4.50%, 1/11/2021	100,000	107,622
Credit Suisse AG 5.40%, 1/14/2020 (a)	100,000	95,935
Credit Suisse of New York, NY:
4.38%, 8/5/2020 (a)	100,000	96,062
5.50%, 5/1/2014	300,000	317,557
Deutsche Bank AG London 6.00%, 9/1/2017 (a)	250,000	271,307
European Bank for Reconstruction & Development 2.50%, 3/15/2016 (a)	200,000	211,918
European Investment Bank:
1.63%, 3/15/2013 (a)	100,000	101,596
2.38%, 3/14/2014	545,000	567,388
2.50%, 5/16/2016 (a)	350,000	370,084
2.75%, 3/23/2015	300,000	318,604
3.25%, 5/15/2013	200,000	208,767
4.00%, 2/16/2021 (a)	150,000	171,622

SPDR Barclays Capital Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

Export-Import Bank of Korea:
4.13%, 9/9/2015	$200,000	$201,108
5.88%, 1/14/2015	205,000	217,549
Fifth Third Bancorp 3.63%, 1/25/2016	100,000	100,693
HSBC Bank USA NA 4.63%, 4/1/2014	370,000	383,265
HSBC Finance Corp. 5.25%, 1/15/2014 (a)	200,000	210,677
HSBC Holdings PLC:
6.50%, 9/15/2037	100,000	96,972
6.80%, 6/1/2038 (a)	100,000	100,621
Inter-American Development Bank 5.13%, 9/13/2016	405,000	480,468
International Bank for Reconstruction & Development:
1.38%, 2/10/2014	100,000	100,114
1.75%, 7/15/2013	100,000	102,376
2.38%, 5/26/2015	200,000	211,122
4.75%, 2/15/2035	80,000	100,382
International Finance Corp. 2.25%, 4/11/2016	200,000	210,262
JPMorgan Chase & Co.:
3.70%, 1/20/2015	200,000	205,317
6.00%, 1/15/2018	150,000	166,271
6.40%, 5/15/2038	105,000	119,755
JPMorgan Chase Bank NA 6.00%, 10/1/2017	555,000	596,847
Key Bank NA 5.80%, 7/1/2014	205,000	219,903
Korea Development Bank 4.00%, 9/9/2016	100,000	98,802
Kreditanstalt fuer Wiederaufbau:
2.38%, 8/25/2021	200,000	200,293
2.63%, 2/16/2016 (a)	300,000	318,375
4.00%, 10/15/2013	720,000	769,824
4.50%, 7/16/2018 (a)	215,000	251,727
Landwirtschaftliche Rentenbank 3.13%, 7/15/2015	200,000	214,721
Lloyds TSB Bank PLC 6.38%, 1/21/2021 (a)	100,000	97,906
Nordic Investment Bank 2.50%, 7/15/2015 (a)	100,000	105,740
Oesterreichische Kontrollbank AG 4.75%, 10/16/2012	205,000	213,792
PNC Funding Corp.:
5.13%, 2/8/2020 (a)	150,000	164,341
5.25%, 11/15/2015	100,000	107,655
Royal Bank of Canada 1.13%, 1/15/2014 (a)	100,000	100,117
SunTrust Bank 7.25%, 3/15/2018	60,000	69,961
SunTrust Bank/Atlanta GA 5.00%, 9/1/2015	16,000	17,143
The Royal Bank of Scotland PLC 3.40%, 8/23/2013 (a)	100,000	98,815
Union Bank NA 5.95%, 5/11/2016	100,000	111,699
US Bancorp:
1.38%, 9/13/2013	100,000	100,231
2.45%, 7/27/2015 (a)	100,000	102,390
Wachovia Bank NA 5.85%, 2/1/2037	200,000	206,750
Wachovia Corp.:
5.50%, 5/1/2013	100,000	106,308
5.63%, 10/15/2016	200,000	216,593
Wells Fargo & Co. 5.63%, 12/11/2017 (a)	150,000	168,049
Wells Fargo Bank NA 4.75%, 2/9/2015	245,000	258,181
Westpac Banking Corp.:
3.00%, 12/9/2015	100,000	101,576
4.88%, 11/19/2019	100,000	105,459

		12,047,713

COMMERCIAL SERVICES & SUPPLIES — 0.1%
Republic Services, Inc. 5.00%, 3/1/2020	100,000	109,865
Waste Management, Inc. 7.38%, 3/11/2019	100,000	124,984

		234,849

COMMUNICATIONS EQUIPMENT — 0.1%
Cisco Systems, Inc. 5.50%, 2/22/2016	240,000	277,332

COMPUTERS & PERIPHERALS — 0.3%
Dell, Inc. 2.30%, 9/10/2015 (a)	100,000	100,000
Hewlett-Packard Co.:
4.30%, 6/1/2021 (a)	100,000	100,396
6.13%, 3/1/2014 (a)	200,000	220,247
International Business Machines Corp.:
5.70%, 9/14/2017	210,000	250,152
5.88%, 11/29/2032	165,000	207,556

		878,351

CONSUMER FINANCE — 0.2%
Caterpillar Financial Services Corp.:
1.65%, 4/1/2014	100,000	101,296
7.15%, 2/15/2019	220,000	282,004
SLM Corp. 6.25%, 1/25/2016	200,000	194,500

		577,800

DIVERSIFIED CONSUMER SERVICES — 0.1%
Stanford University 4.75%, 5/1/2019	110,000	128,413

DIVERSIFIED FINANCIAL SERVICES — 2.6%
American Express Co. 8.13%, 5/20/2019	150,000	189,467
American Express Credit Corp. 5.88%, 5/2/2013	265,000	281,358
Bank of America NA 5.30%, 3/15/2017	385,000	360,694
Capital One Bank USA NA 8.80%, 7/15/2019	100,000	117,689
Capital One Capital VI 8.88%, 5/15/2040	155,000	152,675
Citigroup Funding, Inc. 1.88%, 11/15/2012	300,000	304,968
Citigroup, Inc.:
4.59%, 12/15/2015	200,000	203,717
6.00%, 12/13/2013	179,000	187,981

SPDR Barclays Capital Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

6.00%, 10/31/2033	$100,000	$86,837
8.13%, 7/15/2039 (a)	150,000	183,420
General Electric Capital Corp.:
2.25%, 11/9/2015	200,000	196,523
2.63%, 12/28/2012	530,000	544,564
5.25%, 10/19/2012	405,000	423,349
5.63%, 5/1/2018	485,000	527,893
6.75%, 3/15/2032	240,000	271,818
JPMorgan Chase & Co.:
3.45%, 3/1/2016	200,000	199,997
4.25%, 10/15/2020	150,000	150,233
5.38%, 10/1/2012 (a)	150,000	156,507
Merrill Lynch & Co., Inc.:
5.45%, 2/5/2013	200,000	197,938
6.05%, 5/16/2016 (a)	200,000	178,397
6.11%, 1/29/2037	100,000	79,166
6.88%, 4/25/2018	580,000	572,343
Morgan Stanley 6.63%, 4/1/2018	390,000	387,894
National Rural Utilities Cooperative Finance Corp. 8.00%, 3/1/2032	210,000	291,751
Nomura Holdings, Inc.:
5.00%, 3/4/2015	70,000	72,672
6.70%, 3/4/2020	21,000	23,538
ORIX Corp. 5.00%, 1/12/2016 (a)	200,000	206,198
Royal Bank of Scotland Group PLC 5.00%, 10/1/2014	100,000	92,000
The Nasdaq Omx Group, Inc. 5.55%, 1/15/2020	200,000	204,933
Toyota Motor Credit Corp. 1.38%, 8/12/2013 (a)	100,000	100,960
UBS AG of Stamford, CT 2.25%, 8/12/2013	250,000	246,379

		7,193,859

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
British Telecommunications PLC 9.88%, 12/15/2030	100,000	147,596
CenturyLink, Inc. 6.45%, 6/15/2021	100,000	91,684
Qwest Corp. 8.38%, 5/1/2016 (a)	15,000	16,725
Verizon Communications, Inc.:
1.95%, 3/28/2014 (a)	150,000	152,668
6.40%, 2/15/2038	300,000	361,217
8.75%, 11/1/2018	200,000	269,408

		1,039,298

ELECTRIC UTILITIES — 1.5%
Commonwealth Edison Co.:
1.63%, 1/15/2014 (a)	100,000	100,678
Series 1 5.90%, 3/15/2036 (a)	100,000	119,820
Consolidated Edison Co. of New York, Inc. 4.45%, 6/15/2020 (a)	100,000	109,596
Duke Energy Carolinas LLC 7.00%, 11/15/2018	620,000	781,170
FirstEnergy Corp. 7.38%, 11/15/2031	200,000	248,138
Florida Power & Light Co. 5.69%, 3/1/2040	65,000	82,269
Georgia Power Co. 4.75%, 9/1/2040	100,000	108,302
Great Plains Energy, Inc. 4.85%, 6/1/2021	50,000	52,643
Hydro Quebec 2.00%, 6/30/2016	100,000	102,081
Nevada Power Co. 5.45%, 5/15/2041	60,000	69,836
Northern States Power Co.:
1.95%, 8/15/2015	100,000	102,256
4.85%, 8/15/2040 (a)	100,000	113,570
Pacific Gas & Electric Co. 4.80%, 3/1/2014	630,000	681,139
PPL Electric Utilities Corp. 5.20%, 7/15/2041	50,000	58,941
Progress Energy, Inc. 7.75%, 3/1/2031	255,000	349,371
PSEG Power LLC 5.13%, 4/15/2020	80,000	86,281
Public Service Co. of Oklahoma 4.40%, 2/1/2021 (a)	100,000	106,872
Puget Sound Energy, Inc. 5.64%, 4/15/2041 (a)	80,000	96,307
San Diego Gas & Electric Co. 6.13%, 9/15/2037	115,000	153,141
South Carolina Electric & Gas Co. 5.45%, 2/1/2041 (a)	100,000	116,314
Southern California Edison Co. 3.88%, 6/1/2021	70,000	74,928
Southwestern Electric Power Co., Series G 6.45%, 1/15/2019	100,000	118,270
Virginia Electric and Power Co. 5.10%, 11/30/2012	360,000	376,583

		4,208,506

ELECTRICAL EQUIPMENT — 0.0% (b)
Emerson Electric Co. 4.88%, 10/15/2019	100,000	114,233

FOOD & STAPLES RETAILING — 0.6%
CVS Caremark Corp. 6.25%, 6/1/2027	150,000	184,082
Safeway, Inc. 5.63%, 8/15/2014	215,000	234,295
Target Corp. 7.00%, 1/15/2038	220,000	300,102
The Kroger Co. 6.15%, 1/15/2020 (a)	100,000	119,881
Wal-Mart Stores, Inc.:
0.75%, 10/25/2013 (a)	150,000	150,294
2.80%, 4/15/2016 (a)	150,000	158,526
5.00%, 10/25/2040 (a)	100,000	111,577
5.88%, 4/5/2027	200,000	247,010
Walgreen Co. 4.88%, 8/1/2013	100,000	107,392

		1,613,159

FOOD PRODUCTS — 0.4%
Archer-Daniels-Midland Co. 5.38%, 9/15/2035	240,000	284,419

SPDR Barclays Capital Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

General Mills, Inc. 5.70%, 2/15/2017	$305,000	$350,463
Kellogg Co. 3.25%, 5/21/2018 (a)	65,000	67,357
Kraft Foods, Inc.:
2.63%, 5/8/2013	100,000	102,087
5.38%, 2/10/2020	150,000	169,307
6.50%, 2/9/2040	100,000	121,751

		1,095,384

GAS UTILITIES — 0.1%
Atmos Energy Corp. 5.50%, 6/15/2041	200,000	236,318
National Grid PLC 6.30%, 8/1/2016	100,000	114,983

		351,301

HEALTH CARE EQUIPMENT & SUPPLIES — 0.2%
Baxter International, Inc. 6.25%, 12/1/2037	155,000	206,695
Boston Scientific Corp. 6.40%, 6/15/2016	100,000	113,871
Covidien International Finance SA 2.80%, 6/15/2015 (a)	100,000	104,484

		425,050

HEALTH CARE PRODUCTS — 0.0% (b)
Medtronic, Inc. 2.63%, 3/15/2016 (a)	100,000	103,953

HEALTH CARE PROVIDERS & SERVICES — 0.3%
Aetna, Inc. 3.95%, 9/1/2020 (a)	150,000	155,958
Express Scripts, Inc. 6.25%, 6/15/2014	205,000	226,837
UnitedHealth Group, Inc. 6.00%, 2/15/2018	200,000	236,097
WellPoint, Inc. 5.80%, 8/15/2040	55,000	65,006

		683,898

HOTELS, RESTAURANTS & LEISURE — 0.1%
McDonald’s Corp. 5.35%, 3/1/2018	210,000	253,866

HOUSEHOLD DURABLES — 0.0% (b)
Newell Rubbermaid, Inc. 4.70%, 8/15/2020	100,000	101,234

HOUSEHOLD PRODUCTS — 0.1%
Fortune Brands, Inc. 6.38%, 6/15/2014	100,000	108,911
Kimberly-Clark Corp.:
5.00%, 8/15/2013	115,000	123,880
5.30%, 3/1/2041	45,000	53,498

		286,289

INDUSTRIAL CONGLOMERATES — 0.2%
3M Co. 4.38%, 8/15/2013 (a)	100,000	107,106
Cooper US, Inc. 3.88%, 12/15/2020	50,000	52,757
General Electric Co. 5.00%, 2/1/2013	200,000	209,327
Tyco Electronics Group SA 4.88%, 1/15/2021	100,000	109,746
Tyco International Finance SA 3.38%, 10/15/2015 (a)	100,000	103,536

		582,472

INSURANCE — 0.9%
ACE INA Holdings, Inc. 5.70%, 2/15/2017 (a)	100,000	114,637
Aflac, Inc. 3.45%, 8/15/2015 (a)	100,000	101,815
American International Group, Inc.:
5.45%, 5/18/2017	640,000	620,378
8.18%, 5/15/2058 (c)	100,000	88,000
AON Corp. 3.13%, 5/27/2016 (a)	100,000	99,891
Berkshire Hathaway Finance Corp. 5.00%, 8/15/2013	215,000	230,475
CNA Financial Corp. 7.35%, 11/15/2019 (a)	100,000	110,744
Genworth Financial, Inc. 7.70%, 6/15/2020 (a)	100,000	88,000
Hartford Financial Services Group, Inc.:
4.00%, 3/30/2015 (a)	100,000	100,162
6.63%, 3/30/2040	100,000	94,244
Lincoln National Corp. 6.30%, 10/9/2037	100,000	96,913
Marsh & McLennan Cos., Inc. 5.75%, 9/15/2015	100,000	110,775
MetLife, Inc. 5.70%, 6/15/2035 (a)	305,000	323,529
Prudential Financial, Inc. 3.88%, 1/14/2015	135,000	138,453
The Allstate Corp. 5.95%, 4/1/2036 (a)	165,000	182,070
The Travelers Cos., Inc. 3.90%, 11/1/2020 (a)	100,000	100,921

		2,601,007

INTERNET SOFTWARE & SERVICES — 0.1%
eBay, Inc. 0.88%, 10/15/2013	35,000	34,909
Google, Inc. 2.13%, 5/19/2016 (a)	100,000	102,561

		137,470

LIFE SCIENCES TOOLS & SERVICES — 0.0% (b)
Thermo Fisher Scientific, Inc. 2.05%, 2/21/2014 (a)	30,000	30,761

MACHINERY — 0.2%
Caterpillar, Inc. 6.05%, 8/15/2036	165,000	210,366
Danaher Corp. 2.30%, 6/23/2016 (a)	100,000	102,944
Ingersoll-Rand Global Holding Co., Ltd. 6.88%, 8/15/2018	100,000	122,306
John Deere Capital Corp.:
1.88%, 6/17/2013 (a)	100,000	101,644

SPDR Barclays Capital Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

2.80%, 9/18/2017 (a)	$100,000	$103,054

		640,314

MEDIA — 1.0%
CBS Corp. 8.20%, 5/15/2014	210,000	242,550
Comcast Corp.:
6.40%, 5/15/2038	210,000	236,291
6.50%, 1/15/2017	330,000	385,204
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. 5.20%, 3/15/2020	265,000	286,061
Discovery Communications LLC 4.38%, 6/15/2021 (a)	100,000	102,753
NBCUniversal Media LLC:
3.65%, 4/30/2015	75,000	78,857
5.15%, 4/30/2020	35,000	38,353
News America, Inc. 6.15%, 3/1/2037	240,000	250,805
Omnicom Group, Inc. 4.45%, 8/15/2020	35,000	34,925
The Walt Disney Co. 3.75%, 6/1/2021 (a)	100,000	108,179
Thomson Reuters Corp. 4.70%, 10/15/2019	100,000	107,409
Time Warner Cable, Inc. 5.85%, 5/1/2017	330,000	363,736
Time Warner, Inc.:
4.88%, 3/15/2020	100,000	107,121
7.70%, 5/1/2032	240,000	301,160
Viacom, Inc. 3.50%, 4/1/2017	100,000	100,999

		2,744,403

METALS & MINING — 0.7%
Alcoa, Inc. 5.40%, 4/15/2021 (a)	150,000	143,752
ArcelorMittal:
5.38%, 6/1/2013	100,000	101,537
5.50%, 3/1/2021 (a)	100,000	89,591
Barrick North America Finance LLC 5.70%, 5/30/2041	100,000	104,427
Barrick PD Australia Finance Pty Ltd. 4.95%, 1/15/2020	100,000	106,430
BHP Billiton Finance USA, Ltd. 5.50%, 4/1/2014	100,000	109,719
Freeport-McMoRan Copper & Gold, Inc. 8.38%, 4/1/2017	100,000	107,000
Newmont Mining Corp. 6.25%, 10/1/2039	100,000	112,225
Rio Tinto Finance USA, Ltd. 1.88%, 11/2/2015 (a)	300,000	296,209
Teck Resources, Ltd.:
6.25%, 7/15/2041	200,000	209,783
10.75%, 5/15/2019	100,000	124,375
Vale Overseas, Ltd. 6.88%, 11/21/2036	330,000	359,111

		1,864,159

MULTI-UTILITIES — 0.1%
MidAmerican Energy Holdings Co. 6.13%, 4/1/2036	255,000	301,378

MULTILINE RETAIL — 0.0% (b)
Macy’s Retail Holdings, Inc.:
5.75%, 7/15/2014 (a)	60,000	64,092
6.70%, 7/15/2034	50,000	53,033

		117,125

OFFICE ELECTRONICS — 0.1%
Xerox Corp. 5.65%, 5/15/2013	280,000	297,132

OIL & GAS — 0.0% (b)
Pemex Project Funding Master Trust 5.75%, 3/1/2018	100,000	108,750

OIL, GAS & CONSUMABLE FUELS — 2.1%
Anadarko Petroleum Corp. 5.95%, 9/15/2016	130,000	141,596
Apache Corp. 5.10%, 9/1/2040	100,000	110,539
BP Capital Markets PLC 4.74%, 3/11/2021 (a)	200,000	219,339
Canadian Natural Resources, Ltd. 6.25%, 3/15/2038 (a)	105,000	124,166
Cenovus Energy, Inc. 4.50%, 9/15/2014 (a)	100,000	106,922
CenterPoint Energy Resources Corp. 6.13%, 11/1/2017	100,000	114,268
Chevron Corp. 3.95%, 3/3/2014 (a)	100,000	107,483
Conoco, Inc. 6.95%, 4/15/2029	100,000	131,691
ConocoPhillips Canada Funding Co. 5.63%, 10/15/2016 (a)	730,000	850,528
Devon Energy Corp. 6.30%, 1/15/2019	100,000	121,610
Encana Corp. 5.90%, 12/1/2017 (a)	100,000	113,500
Energy Transfer Partners LP 6.70%, 7/1/2018	100,000	113,742
Ensco PLC 4.70%, 3/15/2021 (a)	100,000	101,302
Enterprise Products Operating LLC 5.20%, 9/1/2020 (a)	200,000	217,392
EOG Resources, Inc. 4.10%, 2/1/2021	100,000	107,385
Halliburton Co. 7.45%, 9/15/2039 (a)	100,000	141,569
Hess Corp. 5.60%, 2/15/2041	100,000	107,588
Kinder Morgan Energy Partners LP 5.80%, 3/15/2035	175,000	178,418
Marathon Petroleum Corp.:
3.50%, 3/1/2016 (a)(d)	55,000	57,052
6.50%, 3/1/2041 (d)	25,000	27,087
Occidental Petroleum Corp. 2.50%, 2/1/2016 (a)	100,000	103,966
ONEOK Partners LP 6.13%, 2/1/2041	100,000	110,629
Pemex Project Funding Master Trust 6.63%, 6/15/2035 (a)	115,000	123,337

SPDR Barclays Capital Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

Petro-Canada 5.95%, 5/15/2035	$100,000	$108,715
Petrobras International Finance Co.:
5.75%, 1/20/2020 (a)	105,000	108,281
6.88%, 1/20/2040	105,000	112,937
Shell International Finance BV 6.38%, 12/15/2038	220,000	301,659
Southern Natural Gas Co. 5.90%, 4/1/2017 (d)	580,000	647,563
Statoil ASA 3.13%, 8/17/2017 (a)	100,000	105,356
Talisman Energy, Inc. 3.75%, 2/1/2021	150,000	146,196
Total Capital Canada, Ltd. 1.63%, 1/28/2014	100,000	101,495
TransCanada PipeLines, Ltd.:
6.10%, 6/1/2040 (a)	100,000	122,855
6.50%, 8/15/2018	100,000	121,385
Transocean, Inc. 6.00%, 3/15/2018	55,000	58,378
Valero Energy Corp. 6.13%, 2/1/2020 (a)	65,000	72,130
Weatherford International, Inc. 6.80%, 6/15/2037 (a)	239,000	250,997
Williams Partners LP 5.25%, 3/15/2020	110,000	118,318

		5,907,374

PAPER & FOREST PRODUCTS — 0.0% (b)
International Paper Co. 7.50%, 8/15/2021 (a)	100,000	114,423

PERSONAL PRODUCTS — 0.1%
The Procter & Gamble Co.:
1.80%, 11/15/2015 (a)	100,000	102,528
5.55%, 3/5/2037	100,000	127,438

		229,966

PHARMACEUTICALS — 0.9%
Abbott Laboratories 5.13%, 4/1/2019	400,000	472,935
AstraZeneca PLC 6.45%, 9/15/2037	75,000	100,091
Eli Lilly & Co. 5.20%, 3/15/2017	225,000	260,776
GlaxoSmithKline Capital, Inc. 6.38%, 5/15/2038	155,000	207,240
Johnson & Johnson:
2.15%, 5/15/2016	100,000	103,119
4.85%, 5/15/2041 (a)	100,000	118,599
Novartis Capital Corp. 1.90%, 4/24/2013 (a)	160,000	163,221
Pfizer, Inc. 6.20%, 3/15/2019	135,000	166,930
Sanofi-Aventis SA 2.63%, 3/29/2016	100,000	103,328
Schering-Plough Corp. 6.00%, 9/15/2017	305,000	372,218
Wyeth 5.95%, 4/1/2037	240,000	305,420

		2,373,877

REAL ESTATE INVESTMENT TRUSTS — 0.3%
Boston Properties LP 4.13%, 5/15/2021	100,000	97,253
Duke Realty LP 6.75%, 3/15/2020	25,000	25,680
HCP, Inc. 5.38%, 2/1/2021	100,000	99,964
Health Care REIT, Inc. 5.25%, 1/15/2022	100,000	94,083
ProLogis LP 7.63%, 8/15/2014	100,000	108,681
Realty Income Corp. 5.88%, 3/15/2035	50,000	48,312
Simon Property Group LP 4.20%, 2/1/2015 (a)	300,000	316,699
Vornado Realty LP 4.25%, 4/1/2015	100,000	103,451

		894,123

ROAD & RAIL — 0.3%
CSX Corp. 6.15%, 5/1/2037	165,000	201,841
Norfolk Southern Corp. 7.70%, 5/15/2017	330,000	414,542
Union Pacific Corp. 6.13%, 2/15/2020 (a)	100,000	120,442

		736,825

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.1%
Applied Materials, Inc. 5.85%, 6/15/2041 (a)	100,000	109,794
Intel Corp. 4.80%, 10/1/2041	145,000	157,191
Texas Instruments, Inc. 2.38%, 5/16/2016	100,000	102,540

		369,525

SOFTWARE — 0.2%
Microsoft Corp. 3.00%, 10/1/2020 (a)	200,000	205,914
Oracle Corp.:
5.75%, 4/15/2018	200,000	239,933
6.13%, 7/8/2039	100,000	125,637

		571,484

SPECIALTY RETAIL — 0.2%
Staples, Inc. 9.75%, 1/15/2014	100,000	116,578
The Home Depot, Inc. 5.40%, 3/1/2016	405,000	460,171

		576,749

TOBACCO — 0.3%
Altria Group, Inc. 9.70%, 11/10/2018	200,000	264,390
Lorillard Tobacco Co. 3.50%, 8/4/2016	45,000	44,899
Philip Morris International, Inc. 4.88%, 5/16/2013 (a)	280,000	297,422
Reynolds American, Inc. 7.63%, 6/1/2016	100,000	119,035

		725,746

SPDR Barclays Capital Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

WIRELESS TELECOMMUNICATION SERVICES — 1.0%
America Movil SAB de CV:
5.00%, 3/30/2020	$100,000	$106,189
6.13%, 3/30/2040	100,000	105,393
AT&T Corp. 8.00%, 11/15/2031	16,000	22,049
AT&T, Inc.:
4.45%, 5/15/2021 (a)	200,000	214,911
5.35%, 9/1/2040	320,000	334,579
5.63%, 6/15/2016	200,000	228,531
BellSouth Corp. 6.55%, 6/15/2034	100,000	113,533
Cellco Partnership/Verizon Wireless Capital LLC 5.55%, 2/1/2014	200,000	218,872
Deutsche Telekom International Finance BV 6.75%, 8/20/2018	210,000	247,508
Embarq Corp. 7.08%, 6/1/2016	165,000	170,801
France Telecom SA 2.13%, 9/16/2015	100,000	98,781
Rogers Communications, Inc. 6.80%, 8/15/2018	150,000	181,741
Telecom Italia Capital 5.25%, 10/1/2015	200,000	190,980
Telefonica Emisiones SAU 4.95%, 1/15/2015	210,000	206,855
Vodafone Group PLC 5.63%, 2/27/2017	240,000	276,386

		2,717,109

TOTAL CORPORATE BONDS & NOTES —
(Cost $58,981,422)		62,917,978

FOREIGN GOVERNMENT OBLIGATIONS — 1.9%
Brazilian Government International Bond:
7.88%, 3/7/2015	100,000	117,000
11.00%, 8/17/2040	150,000	198,450
Colombia Government International Bond:
7.38%, 3/18/2019	100,000	124,000
7.38%, 9/18/2037	100,000	130,750
Export Development Canada 2.25%, 5/28/2015	200,000	210,305
Federal Republic of Brazil 8.25%, 1/20/2034	360,000	505,260
Hungary Government International Bond:
6.38%, 3/29/2021	135,000	130,275
7.63%, 3/29/2041	20,000	19,370
Japan Finance Corp. 2.25%, 7/13/2016	250,000	258,117
Japan Finance Organization for Municipalities 4.00%, 1/13/2021	100,000	112,510
Panama Government International Bond:
5.20%, 1/30/2020	50,000	54,625
6.70%, 1/26/2036	50,000	60,500
Poland Government International Bond 5.13%, 4/21/2021	200,000	198,500
Province of British Columbia 2.10%, 5/18/2016	100,000	103,580
Province of Manitoba 1.38%, 4/28/2014	100,000	101,591
Province of Ontario:
2.30%, 5/10/2016	300,000	308,689
4.10%, 6/16/2014	300,000	324,676
Province of Quebec 7.50%, 9/15/2029	455,000	694,908
Republic of Italy:
2.13%, 9/16/2013	200,000	192,228
6.88%, 9/27/2023	200,000	203,784
Republic of Korea 5.75%, 4/16/2014	100,000	107,686
Republic of Peru 7.13%, 3/30/2019	100,000	120,750
Republic of South Africa 5.50%, 3/9/2020	100,000	109,750
United Mexican States 5.63%, 1/15/2017	880,000	979,440

TOTAL FOREIGN GOVERNMENT OBLIGATIONS —
(Cost $5,130,764)		5,366,744

U.S. GOVERNMENT AGENCY MBS TBA — 31.2%
Fannie Mae
3.50%, 15yr TBA	2,350,000	2,453,547
3.50%, 30yr TBA	1,000,000	1,027,031
4.00%, 30yr TBA	6,000,000	6,286,875
4.00%, 15yr TBA	250,000	263,633
4.50%, 30yr TBA	8,000,000	8,485,000
4.50%, 15yr TBA	1,500,000	1,597,031
5.00%, 15yr TBA	2,000,000	2,149,375
5.50%, 30yr TBA	11,000,000	11,938,437
6.00%, 30yr TBA	2,750,000	3,016,836
6.50%, 30yr TBA	2,000,000	2,204,375
Freddie Mac
4.00%, 15yr TBA	3,500,000	3,684,297
4.00%, 30yr TBA	1,500,000	1,569,492
4.50%, 30yr TBA	5,000,000	5,288,281
4.50%, 15yr TBA	1,000,000	1,061,563
5.00%, 30yr TBA	11,500,000	12,325,664
5.50%, 15yr TBA	1,000,000	1,080,000
6.00%, 30yr TBA	4,000,000	4,382,500
Ginnie Mae
4.00%, 30yr TBA	2,350,000	2,512,480
4.50%, 30yr TBA	5,250,000	5,703,633
5.00%, 30yr TBA	4,600,000	5,049,937
5.50%, 30yr TBA	2,200,000	2,433,406
6.00%, 30yr TBA	1,200,000	1,340,063
6.50%, 30yr TBA	1,000,000	1,122,813

TOTAL U.S. GOVERNMENT AGENCY MBS TBA —
(Cost $86,847,601)		86,976,269

U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.9%
Fannie Mae
2.50%, 5/15/2014	1,235,000	1,296,025
4.50%, 10/1/2040	1,481,801	1,574,194
5.00%, 5/11/2017 (a)	510,000	605,986

SPDR Barclays Capital Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

6.00%, 6/1/2017	$284,751	$307,851
7.13%, 1/15/2030 (a)	525,000	812,701
Federal Farm Credit Bank 1.88%, 12/7/2012	775,000	788,872
Federal Home Loan Bank
0.70%, 8/23/2013	100,000	99,987
0.88%, 12/27/2013	250,000	252,207
1.05%, 11/25/2013	100,000	100,097
2.00%, 12/9/2014	100,000	100,319
4.75%, 12/16/2016 (a)	500,000	585,119
4.88%, 5/17/2017 (a)	200,000	237,197
5.00%, 11/17/2017 (a)	300,000	359,743
5.13%, 8/14/2013	1,510,000	1,642,237
Federal Home Loan Mortgage Corp.
0.38%, 11/30/2012 (a)	500,000	500,145
0.50%, 2/15/2013	100,000	99,940
0.50%, 10/3/2013	100,000	99,763
0.50%, 10/18/2013	100,000	99,706
0.55%, 9/30/2013	200,000	199,649
1.00%, 12/9/2013	100,000	100,113
1.05%, 12/9/2013	100,000	100,105
1.05%, 9/28/2015	100,000	99,667
1.50%, 11/25/2014	100,000	100,159
1.50%, 7/13/2015	100,000	100,612
3.50%, 5/29/2013 (a)	1,000,000	1,051,396
4.13%, 9/27/2013	500,000	536,528
4.38%, 7/17/2015	500,000	564,419
6.75%, 3/15/2031	200,000	300,983
Federal National Mortgage Association
0.50%, 10/30/2012	500,000	501,321
0.50%, 8/9/2013 (a)	1,000,000	1,001,588
0.70%, 9/19/2014	100,000	99,664
0.70%, 10/17/2014	100,000	99,582
1.00%, 11/29/2013	100,000	100,097
1.00%, 4/25/2014	100,000	100,038
1.13%, 10/8/2013	100,000	101,230
1.45%, 1/24/2014	100,000	100,328
1.50%, 11/23/2015	100,000	100,146
1.55%, 1/27/2014	50,000	50,179
1.55%, 10/27/2015	100,000	100,070
1.75%, 5/7/2013 (a)	500,000	510,947
2.25%, 3/15/2016	300,000	312,959
2.25%, 6/6/2016	100,000	101,124
2.63%, 11/20/2014	300,000	317,834
Freddie Mac 5.00%, 4/18/2017	723,000	858,383
Ginnie Mae
4.00%, 6/15/2040	238,974	255,951
4.50%, 7/15/2039	1,262,849	1,375,444
Tennessee Valley Authority
3.88%, 2/15/2021	65,000	73,177
4.75%, 8/1/2013	100,000	107,745
5.25%, 9/15/2039	200,000	255,335

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS —
(Cost $18,411,648)		19,238,862

U.S. TREASURY OBLIGATIONS — 33.6%
Treasury Bonds
3.88%, 8/15/2040 (a)	1,400,000	1,663,690
4.38%, 5/15/2040 (a)	3,050,000	3,927,424
4.38%, 5/15/2041	600,000	775,314
4.50%, 8/15/2039 (a)	2,300,000	3,009,757
4.75%, 2/15/2041 (a)	500,000	683,615
5.38%, 2/15/2031 (a)	1,100,000	1,548,085
6.25%, 5/15/2030	500,000	764,905
6.50%, 11/15/2026	300,000	451,923
6.88%, 8/15/2025 (a)	750,000	1,148,962
7.13%, 2/15/2023 (a)	500,000	754,235
7.50%, 11/15/2016 (a)	515,000	682,792
8.75%, 8/15/2020	1,130,000	1,784,225
8.88%, 8/15/2017 (a)	713,000	1,026,642
Treasury Notes
0.38%, 10/31/2012	3,000,000	3,006,150
0.50%, 5/31/2013	2,000,000	2,008,480
0.50%, 11/15/2013	3,000,000	3,011,550
0.63%, 2/28/2013	1,800,000	1,810,296
0.75%, 8/15/2013 (a)	1,000,000	1,008,770
1.25%, 2/15/2014	1,500,000	1,531,275
1.38%, 1/15/2013	4,250,000	4,312,730
1.38%, 5/15/2013 (a)	3,800,000	3,867,716
1.50%, 6/30/2016	1,000,000	1,027,610
1.88%, 6/30/2015	1,750,000	1,830,500
1.88%, 9/30/2017 (a)	1,500,000	1,557,120
2.13%, 12/31/2015 (a)	1,500,000	1,585,530
2.38%, 10/31/2014	4,555,000	4,821,786
2.63%, 2/29/2016	1,500,000	1,617,855
2.63%, 4/30/2018	1,000,000	1,080,970
2.63%, 8/15/2020	3,500,000	3,747,590
2.63%, 11/15/2020	1,000,000	1,069,270
2.75%, 10/31/2013 (e)	2,565,000	2,694,661
2.75%, 11/30/2016	4,380,000	4,763,469
2.75%, 5/31/2017	300,000	326,700
3.00%, 2/28/2017 (a)	1,000,000	1,101,510
3.13%, 8/31/2013	4,945,000	5,212,673
3.13%, 10/31/2016	2,000,000	2,211,580
3.13%, 5/15/2019 (a)(e)	5,500,000	6,126,780
3.13%, 5/15/2021	2,550,000	2,830,118
3.38%, 11/15/2019	1,000,000	1,134,040
3.50%, 5/15/2020	600,000	687,090
4.00%, 11/15/2012 (a)	1,300,000	1,355,159
4.00%, 2/15/2014	2,800,000	3,040,268
4.13%, 5/15/2015	1,000,000	1,126,090
4.75%, 8/15/2017	2,425,000	2,919,482
5.13%, 5/15/2016	810,000	966,832

TOTAL U.S. TREASURY OBLIGATIONS —
(Cost $87,227,431)		93,613,219

COMMERCIAL MORTGAGE BACKED SECURITIES — 2.0%
Bank of America Commercial Mortgage, Inc. 5.62%, 6/10/2049 (c)	250,000	263,290
Bear Stearns Commercial Mortgage Securities 4.75%, 2/13/2046 (c)	550,000	588,234
GE Capital Commercial Mortgage Corp. 5.54%, 12/10/2049	400,000	412,548
Greenwich Capital Commercial Funding Corp. 4.80%, 8/10/2042 (c)	250,000	266,125
GS Mortgage Securities Corp. II:
5.40%, 8/10/2038 (c)	250,000	269,147

SPDR Barclays Capital Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

5.55%, 4/10/2038 (c)	$250,000	$265,999
JPMorgan Chase Commercial Mortgage Securities Corp.:
4.87%, 3/15/2046	250,000	261,150
4.88%, 1/12/2038 (c)	246,036	258,445
5.44%, 6/12/2047	510,000	533,015
5.81%, 6/12/2043 (c)	500,000	532,306
LB-UBS Commercial Mortgage Trust:
4.37%, 3/15/2036	450,000	468,977
5.17%, 6/15/2029 (c)	190,446	195,932
Merrill Lynch/Countrywide Commercial Mortgage Trust 5.38%, 8/12/2048	400,000	414,309
Morgan Stanley Capital I:
5.51%, 11/12/2049 (c)	475,000	514,009
5.61%, 4/15/2049	166,901	169,398
Wachovia Bank Commercial Mortgage Trust 4.96%, 11/15/2035 (c)	250,000	264,841

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES —
(Cost $4,465,271)		5,677,725

ASSET BACKED — 0.3%
AUTOMOBILES — 0.0% (b)
USAA Auto Owner Trust 2.53%, 7/15/2015	40,000	40,805

CREDIT CARD RECEIVABLES — 0.3%
Capital One Multi-Asset Execution Trust 5.05%, 2/15/2016	245,000	260,903
Citibank Credit Card Issuance Trust:
4.90%, 6/23/2016	200,000	221,783
5.35%, 2/7/2020	295,000	351,292

		833,978

TOTAL ASSET BACKED —
(Cost $784,264)		874,783

MUNICIPAL BONDS & NOTES — 0.8%
CALIFORNIA — 0.2%
California, State General Obligation:
5.95%, 4/1/2016	35,000	39,443
7.30%, 10/1/2039	300,000	356,736
San Francisco, CA, City & County Public Utilities Commission, Water Revenue 6.00%, 11/1/2040	50,000	60,643

		456,822

CONNECTICUT — 0.0% (b)
Connecticut, State General Obligation 5.09%, 10/1/2030	100,000	107,739

GEORGIA — 0.1%
Georgia, State General Obligation 4.50%, 11/1/2025	200,000	225,384

ILLINOIS — 0.1%
Illinois, State General Obligation:
4.07%, 1/1/2014	100,000	102,956
5.10%, 6/1/2033	200,000	180,782

		283,738

MASSACHUSETTS — 0.0% (b)
Massachusetts, State General Obligation 4.91%, 5/1/2029	100,000	112,931

NEW JERSEY — 0.1%
New Jersey, State Transportation Trust Revenue 6.10%, 12/15/2028	100,000	106,469
Rutgers University, Revenue 5.67%, 5/1/2040	80,000	97,659

		204,128

NEW YORK — 0.1%
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue 5.72%, 6/15/2042	65,000	80,109
New York, NY, City Transitional Finance Authority Revenue 5.51%, 8/1/2037	100,000	117,924
New York, NY, General Obligation 5.52%, 10/1/2037	85,000	96,277

		294,310

OHIO — 0.0% (b)
Ohio State University 4.91%, 6/1/2040	100,000	112,745

PENNSYLVANIA — 0.1%
Pennsylvania, Public School Building Authority Revenue 5.00%, 9/15/2027	100,000	108,129
Pennsylvania, Turnpike Commission Revenue 5.51%, 12/1/2045	75,000	84,632

		192,761

TEXAS — 0.1%
Texas, State Transportation Commission, Revenue Series B 5.18%, 4/1/2030	100,000	118,001

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $1,890,176)		2,108,559

	Shares
SHORT TERM INVESTMENTS — 39.9%
MONEY MARKET FUNDS — 39.9%
State Street Institutional Liquid Reserves Fund 0.09% (e)(f)(g)	87,287,815	87,287,815
State Street Navigator Securities Lending Prime Portfolio (f)(h)	23,935,069	23,935,069

TOTAL SHORT TERM INVESTMENTS — (i)
(Cost $111,222,884)		111,222,884

TOTAL INVESTMENTS — 139.1% (j)
(Cost $374,961,461)		387,997,023
OTHER ASSETS & LIABILITIES — (39.1)%		(108,974,884)

NET ASSETS — 100.0%		$279,022,139

SPDR Barclays Capital Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

(a)	A portion of the security was on loan at September 30, 2011.
(b)	Amount shown represents less than 0.05% of net assets.
(c)	Variable rate security. Rate shown is rate in effect at September 30, 2011. Maturity date disclosed is the ultimate maturity.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.3% of net assets as of September 30, 2011, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Security, or a portion of the security has been designated as collateral for TBA securities.
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Investments of cash collateral for securities loaned.
(i)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(j)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
PLC = Public Limited Company
REIT = Real Estate Investment Trust
TBA = To Be Announced

SPDR Nuveen Barclays Capital Municipal Bond ETF
SCHEDULE OF INVESTMENTS
September 30, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

MUNICIPAL BONDS & NOTES — 99.7%
ALABAMA — 0.5%
Alabama, Auburn University, General Fee Revenue 5.00%, 6/1/2038 (a)	$2,200,000	$2,319,372
Alabama, Public School & College Authority Revenue 5.00%, 12/1/2023	1,500,000	1,669,200

		3,988,572

ALASKA — 0.4%
Alaska, State General Obligation Series A 5.00%, 8/1/2024	2,580,000	3,061,789

ARIZONA — 3.2%
Arizona, Salt River Project, Agricultural Improvement & Power District:
Series A 5.00%, 1/1/2016	500,000	579,635
Series A 5.00%, 1/1/2027	500,000	546,960
Series A 5.00%, 1/1/2033	5,000,000	5,376,300
Arizona, State Transportation Board, Excise Tax Revenue 5.00%, 7/1/2021	1,500,000	1,696,695
Arizona, State Transportation Board, Highway Revenue Series A 5.00%, 7/1/2028	7,145,000	7,909,586
Chandler, AZ, General Obligation 4.25%, 7/1/2026	5,000,000	5,318,900
Maricopa County, AZ, Community College District, General Obligation Series C 3.00%, 7/1/2022	2,000,000	2,047,220
Phoenix, AZ, Civic Improvement Corp., Wastewater System Revenue, Senior Lien 5.50%, 7/1/2019	1,000,000	1,213,280
Phoenix, AZ, General Obligation Series A 5.00%, 7/1/2017	1,000,000	1,192,350
Pima County, AZ, Industrial Development Authority, Lease Revenue 5.00%, 9/1/2039	2,000,000	2,021,740

		27,902,666

CALIFORNIA — 14.1%
Azusa, CA, Public Financing Authority Revenue 5.00%, 7/1/2039 (a)	1,200,000	1,242,936
California, State Department of Water Resources, Revenue:
Series L 5.00%, 5/1/2020	10,000,000	11,884,100
Series AG 5.00%, 12/1/2025	5,760,000	6,574,291
California, State University Revenue:
Series D 4.50%, 11/1/2037 (a)	3,120,000	3,129,048
Series A 4.50%, 11/1/2044 (a)	4,050,000	4,057,776
Series A 5.00%, 11/1/2033	3,500,000	3,618,615
Series A 5.00%, 11/1/2037 (a)	1,000,000	1,029,830
Eastern Municipal Water District, CA, Water & Sewer Revenue Series H 5.00%, 7/1/2033	4,035,000	4,198,458
Los Angeles, CA, Community College District, General Obligation:
Series A 5.00%, 8/1/2027	1,000,000	1,068,560
Series A 5.00%, 8/1/2032 (a)	1,345,000	1,410,609
Los Angeles, CA, Department of Water & Power Revenue Series A 5.00%, 7/1/2020	7,400,000	8,811,920
Los Angeles, CA, General Obligation Series B 5.00%, 9/1/2022	10,000,000	11,740,100
Los Angeles, CA, Unified School District:
5.00%, 7/1/2018	330,000	390,971
Series H 5.00%, 7/1/2021 (a)	2,695,000	3,013,253
Los Angeles, CA, Unified School District, General Obligation Series A-1 4.00%, 7/1/2016	1,250,000	1,390,313
Los Angeles, CA, Wastewater System Revenue:
Series A 5.00%, 6/1/2029	1,000,000	1,075,580
5.00%, 6/1/2039	1,845,000	1,948,099
Los Rios, CA, Community College District Election of 2008 Series A 5.00%, 8/1/2035	5,000,000	5,307,200
Metropolitan Water District of Southern California, Waterworks Revenue Series A 5.00%, 1/1/2029	4,900,000	5,326,986
Oakland, CA, Joint Powers Financing Authority Lease Revenue Series B 5.00%, 8/1/2022 (a)	2,105,000	2,223,048
Palomar, CA, Community College District Series A 4.75%, 5/1/2032 (a)	3,000,000	3,078,120
Sacrament, CA, Sanitation Districts Financing Authority Revenue 5.00%, 12/1/2024	3,500,000	3,996,755
Sacramento, CA, Municipal Utility District Revenue Series U 5.00%, 8/15/2024 (a)	2,500,000	2,736,450
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue Series A 5.25%, 5/15/2039	1,000,000	1,063,730
San Diego, CA, Unified School District Series A Zero Coupon, 7/1/2025 (b)	485,000	234,808
San Diego, CA, Unified School District Election of 2008 Series A Zero Coupon, 7/1/2028 (b)	2,000,000	788,320
San Francisco, CA City & County Public Utilities Commission, Water Utility Revenue Subseries A 5.00%, 11/1/2024	6,750,000	7,814,137
San Francisco, CA, Bay Area Rapid Transit District:
Series B 5.00%, 8/1/2022	1,500,000	1,697,625
Series B 5.00%, 8/1/2032	1,600,000	1,688,240
San Francisco, CA, Bay Area Toll Authority, Toll Bridge Revenue 5.13%, 4/1/2047	655,000	692,525
San Francisco, CA, City & County Public Utilities Commission, Water Revenue 5.00%, 6/15/2027	500,000	520,470

SPDR Nuveen Barclays Capital Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

San Francisco, CA, Community College District, General Obligation Series B 5.00%, 6/15/2028 (a)	$5,225,000	$5,400,090
San Francisco, CA, Unified School District, General Obligation Series A 3.00%, 6/15/2027 (a)	1,000,000	868,290
San Joaquin County, CA, Transportation Authority, Sales Tax Revenue Series A 5.50%, 3/1/2041	4,700,000	5,216,812
University of California, Revenue:
Series J 4.50%, 5/15/2031 (a)	4,305,000	4,322,607
Series S 5.00%, 5/15/2040	1,000,000	1,058,960
Series Q 5.25%, 5/15/2028	2,855,000	3,112,635

		123,732,267

COLORADO — 0.3%
City & County of Denver Co. 5.25%, 8/1/2018	325,000	399,955
Platte River, CO, Power Authority Revenue:
Series HH 5.00%, 6/1/2024	1,255,000	1,417,259
Series HH 5.00%, 6/1/2029	1,000,000	1,092,210

		2,909,424

CONNECTICUT — 2.6%
Connecticut, State General Obligation:
Series B 5.00%, 4/15/2012	5,000,000	5,125,450
5.00%, 12/1/2020	7,500,000	8,960,850
5.00%, 12/1/2021	7,500,000	8,893,575

		22,979,875

DELAWARE — 0.4%
Delaware, State General Obligation 5.00%, 3/1/2013	1,000,000	1,065,870
New Castle County, DE, General Obligation Series A 5.00%, 7/15/2039	2,500,000	2,713,400

		3,779,270

DISTRICT OF COLUMBIA — 1.3%
District of Columbia, Water & Sewer Authority, Public Utility Revenue Series A 5.50%, 10/1/2039	5,000,000	5,671,550
Metropolitan Washington, DC, Airport Authority System Revenue Series C 5.00%, 10/1/2028	5,000,000	5,327,300

		10,998,850

FLORIDA — 5.4%
Florida, State Board of Education, Capital Outlay:
Series B 5.00%, 6/1/2015	2,600,000	2,989,558
Series A 5.00%, 6/1/2016	1,215,000	1,424,636
Series A 5.00%, 6/1/2017	5,000,000	5,969,350
Series A 5.00%, 6/1/2018	4,000,000	4,827,240
Series D 5.00%, 6/1/2024	7,550,000	8,663,776
Florida, State Board of Education, General Obligation 5.00%, 6/1/2037	1,000,000	1,072,280
Florida, State Hurricane Catastrophe Fund, Finance Corp. Revenue Series A 5.00%, 7/1/2014	1,045,000	1,139,520
Florida, Water Pollution Control Financing Revenue Series A 5.00%, 7/15/2013	2,575,000	2,781,258
JEA, FL, Bulk Power Supply System Revenue, Scherer 4 Project Series A 5.63%, 10/1/2033	5,000,000	5,185,850
Miami-Dade County, FL, General Obligation:
4.75%, 7/1/2034	1,675,000	1,726,858
5.00%, 10/1/2023 (a)	500,000	537,155
5.00%, 7/1/2031	1,980,000	2,099,196
6.00%, 10/1/2023	1,270,000	1,509,484
Miami-Dade County, FL, School Board General Obligation Series B 4.00%, 5/1/2017 (a)	1,000,000	1,083,080
Orlando Utilities Commission 5.00%, 10/1/2029	1,400,000	1,512,392
Palm Beach County, FL, Public Improvement Revenue 5.00%, 5/1/2038	5,000,000	5,256,800

		47,778,433

GEORGIA — 3.8%
Atlanta, GA, Metropolitan Rapid Transit Authority, Sales Tax Revenue Series B 5.00%, 7/1/2037 (a)	6,875,000	7,074,719
Augusta, GA, Water & Sewer Revenue 5.00%, 10/1/2014 (a)	1,085,000	1,218,292
County of Douglas GA 5.00%, 8/1/2016	4,000,000	4,712,080
Fulton County, GA, Water & Sewer Revenue 5.00%, 1/1/2017	1,430,000	1,674,930
Georgia, State Environmental Loan Acquisition Corp. Revenue 5.13%, 3/15/2031	5,000,000	5,385,700
Georgia, State General Obligation:
Series B 5.00%, 7/1/2022	4,500,000	5,278,860
Series B 5.00%, 7/1/2024	1,145,000	1,323,780
Gwinnett County, GA, School District, General Obligation 5.00%, 2/1/2019	5,380,000	6,564,246

		33,232,607

HAWAII — 0.3%
City & County of Honolulu HI, General Obligation Series A 5.25%, 8/1/2034	1,500,000	1,680,750
Hawaii, State General Obligation Series DJ 5.00%, 4/1/2023 (a)	1,090,000	1,235,526

		2,916,276

ILLINOIS — 3.5%
Chicago, IL, General Obligation Series A 5.25%, 1/1/2037	5,000,000	5,207,200
Chicago, IL, O’Hare International Airport Revenue Series A 5.00%, 1/1/2038 (a)	1,500,000	1,536,195
Chicago, IL, Water Revenue 5.25%, 11/1/2038	2,500,000	2,626,325
Cook County, IL, General Obligation Series A 5.25%, 11/15/2033	8,520,000	8,934,413

SPDR Nuveen Barclays Capital Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

Illinois State Toll Highway Authority 5.00%, 1/1/2028	$1,300,000	$1,378,221
Illinois, State General Obligation 5.00%, 1/1/2015 (a)	955,000	1,058,980
Illinois, University of Chicago, Finance Authority Revenue Series B 6.25%, 7/1/2038	5,000,000	5,715,550
Kendall, Kane, & Will Counties, IL, School District No. 308, General Obligation Zero Coupon, 2/1/2022 (a)(b)	5,000,000	3,076,700
Southwestern Illinois, Development Authority Revenue Zero Coupon, 12/1/2021 (a)(b)	1,125,000	720,945

		30,254,529

INDIANA — 1.5%
Indiana, State Finance Authority, Highway Revenue:
Series A 4.50%, 12/1/2020 (a)	1,000,000	1,078,560
Series A 4.50%, 6/1/2027 (a)	8,000,000	8,259,600
Indiana, State Finance Authority, Lease Revenue Series A-1 5.00%, 11/1/2015	3,000,000	3,423,450

		12,761,610

KENTUCKY — 0.8%
Kentucky, State Property & Buildings Commission Revenue:
5.00%, 11/1/2017 (a)	450,000	528,795
Series A 5.00%, 11/1/2017	375,000	440,663
5.00%, 11/1/2018	1,000,000	1,179,570
5.00%, 8/1/2020	2,475,000	2,885,305
Kentucky, State Turnpike Authority, Economic Development Road Revenue Series A 5.00%, 7/1/2028	1,475,000	1,603,030

		6,637,363

LOUISIANA — 0.1%
Louisiana, State Gas & Fuels Tax Revenue Series B 5.00%, 5/1/2025	1,000,000	1,129,190

MARYLAND — 2.1%
Howard County, MD, General Obligation Series B 5.00%, 8/15/2017	4,745,000	5,726,646
Maryland, State Department of Transportation, Highway Revenue 5.00%, 2/15/2017	1,925,000	2,294,869
Maryland, State Department of Transportation, Revenue 5.00%, 2/15/2015	1,500,000	1,713,885
Maryland, State General Obligation:
Series C 5.00%, 3/1/2017	2,900,000	3,471,735
Series E 5.00%, 8/1/2018	4,000,000	4,884,240

		18,091,375

MASSACHUSETTS — 2.0%
Massachusetts, State General Obligation:
Series C 3.00%, 1/1/2014	4,130,000	4,351,038
Series A 5.00%, 3/1/2025	965,000	1,125,730
Series B 5.00%, 8/1/2025	5,000,000	5,769,900
Massachusetts, State Health & Educational Facilities Authority, Revenue Series A 5.50%, 11/15/2036	2,000,000	2,282,240
Massachusetts, State Port Authority Revenue 5.00%, 7/1/2040	405,000	431,216
Massachusetts, State School Building Authority Revenue Series A 4.35%, 8/15/2025	3,580,000	3,822,008

		17,782,132

MICHIGAN — 0.8%
Michigan, Municipal Bond Authority Revenue:
4.63%, 10/1/2025	3,000,000	3,199,290
5.00%, 10/1/2029	2,905,000	3,245,698
Michigan, State Grant Anticipation Revenue 5.25%, 9/15/2021 (a)	450,000	503,964

		6,948,952

MINNESOTA — 0.7%
Minnesota, State General Obligation Series D 5.00%, 8/1/2018	2,000,000	2,432,020
University of Minnesota, Revenue Series A 5.00%, 12/1/2018	2,750,000	3,323,925

		5,755,945

MISSISSIPPI — 0.1%
Mississippi, State General Obligation Series B 5.00%, 12/1/2013	1,000,000	1,097,260

MISSOURI — 0.7%
Missouri, State Highways & Transit Commission, State Road Revenue, Second Lien:
5.25%, 5/1/2019	4,000,000	4,737,800
5.25%, 5/1/2020	1,000,000	1,175,740

		5,913,540

NEVADA — 1.0%
Clark County, NV, General Obligation 5.00%, 6/1/2026	390,000	417,986
Clark County, NV, School District, General Obligation Series B 4.50%, 6/15/2016 (a)	610,000	681,474
Las Vegas Valley, NV, Water District, General Obligation:
Series B 5.00%, 6/1/2015	1,500,000	1,734,150
Series A 5.00%, 2/1/2033	350,000	361,851
Las Vegas, NV, General Obligation 6.00%, 4/1/2039	4,265,000	4,774,241
Nevada, State Highway Improvement Revenue 5.00%, 12/1/2017 (a)	600,000	679,254

		8,648,956

NEW JERSEY — 3.0%
New Jersey, Environmental Infrastructure Trust Revenue:
Series A 4.00%, 9/1/2022	3,200,000	3,496,256
4.00%, 9/1/2027	2,520,000	2,606,033

SPDR Nuveen Barclays Capital Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

New Jersey, State Economic Development Authority School Facilities Construction Series DD-1 5.00%, 12/15/2016	$2,000,000	$2,283,960
New Jersey, State General Obligation:
5.00%, 6/15/2017	1,020,000	1,122,642
5.00%, 6/1/2019	8,825,000	10,529,549
New Jersey, State Higher Education Assistance Authority Revenue Series 1A 5.00%, 12/1/2017	1,410,000	1,570,726
New Jersey, State Transportation Trust Fund Authority Series A Zero Coupon, 12/15/2034 (b)	20,000,000	5,041,800

		26,650,966

NEW MEXICO — 2.2%
Albuquerque, NM, Municipal School District, General Obligation Series A 4.00%, 8/1/2022	6,650,000	7,314,800
New Mexico, Severance Tax Series A-1 4.00%, 7/1/2014	2,000,000	2,113,140
New Mexico, State Finance Authority 5.00%, 6/15/2017	3,000,000	3,590,910
New Mexico, State General Obligation 5.00%, 3/1/2017	5,000,000	5,979,950

		18,998,800

NEW YORK — 17.7%
Erie County, NY, Fiscal Stability Authority Sales Tax Revenue Series A 5.00%, 5/15/2020	1,000,000	1,193,430
Erie County, NY, Industrial Development Agency Revenue:
Series A 5.75%, 5/1/2019 (a)	1,500,000	1,814,970
Series A 5.75%, 5/1/2021 (a)	3,000,000	3,448,590
Nassau County, NY, Sewer & Storm Water Finance Authority System, Revenue Series A 5.38%, 11/1/2028	1,275,000	1,430,372
New York & New Jersey, Port Authority Revenue:
4.25%, 7/15/2040	1,000,000	999,940
156th Series 4.75%, 11/1/2036	7,000,000	7,279,580
144th Series 5.00%, 10/1/2028	1,000,000	1,086,230
5.00%, 7/15/2039	4,500,000	4,830,075
New York, NY, City Municipal Water Finance Authority:
4.25%, 6/15/2031	3,000,000	3,098,640
4.50%, 6/15/2032	1,000,000	1,037,990
Series DD 4.50%, 6/15/2038	2,310,000	2,351,303
Series DD 4.63%, 6/15/2031	1,030,000	1,080,377
5.00%, 6/15/2026	3,000,000	3,428,070
5.00%, 6/15/2027	545,000	611,441
Series A 5.00%, 6/15/2038	1,000,000	1,048,340
5.00%, 6/15/2043	3,500,000	3,761,310
Series A 5.50%, 6/15/2021	1,150,000	1,390,569
New York, NY, City Transitional Finance Authority:
Series B 5.00%, 11/1/2014	1,050,000	1,189,052
Series B 5.00%, 11/1/2016	1,000,000	1,187,530
5.00%, 11/1/2020	1,000,000	1,184,920
5.00%, 5/1/2023	865,000	992,112
Series B 5.00%, 11/1/2026	8,000,000	8,871,520
New York, NY, General Obligation:
2.00%, 8/1/2012	915,000	927,837
Series C-1 5.00%, 10/1/2012	1,400,000	1,464,778
Series C 5.00%, 8/1/2015	5,000,000	5,740,000
Series C 5.00%, 11/15/2016	5,000,000	5,890,200
5.00%, 3/1/2017	5,000,000	5,865,600
Series B-1 5.25%, 9/1/2023	7,180,000	8,190,298
New York, NY, Liberty Development Corp. Revenue:
5.13%, 1/15/2044	5,750,000	5,891,795
5.63%, 1/15/2046	1,000,000	1,055,030
New York, NY, Local Government Assistance Corp. Series A 4.00%, 4/1/2024	2,200,000	2,374,064
New York, NY, Triborough Bridge & Tunnel Authority Revenue Series A-2 5.00%, 11/15/2029	12,620,000	13,702,796
New York, State Dormitory Authority Revenue:
Series B 5.00%, 7/1/2017	3,000,000	3,526,500
Series A 5.00%, 7/1/2038	3,350,000	3,517,701
5.25%, 7/1/2048	3,065,000	3,287,304
New York, State Dormitory Authority, State Income Tax Revenue:
5.00%, 7/1/2021	700,000	819,728
5.00%, 2/15/2029	750,000	821,400
New York, State Environmental Facilities Corp. Revenue:
Series A 4.50%, 6/15/2036	1,500,000	1,554,795
Series A 5.13%, 6/15/2038	1,000,000	1,084,850
New York, State General Obligation:
3.00%, 3/1/2017	4,255,000	4,580,593
4.00%, 3/1/2018	1,030,000	1,166,506
New York, State Housing Finance Agency, Personal Income Tax Revenue Series A 5.00%, 3/15/2039	2,760,000	2,963,688
New York, State Local Government Assistance Corp. Revenue Series A 5.00%, 4/1/2020	3,000,000	3,507,330
New York, State Thruway Authority, Personal Income Tax Revenue:
5.00%, 3/15/2022	6,510,000	7,743,905
Series A 5.00%, 3/15/2028	2,000,000	2,193,820
Series A 5.00%, 3/15/2029	2,000,000	2,192,320
New York, State Thruway Authority, Second General Highway & Bridge Trust Fund Series A 5.00%, 4/1/2021	500,000	568,670
New York, State Urban Development Corp., Revenue:
Series A-1 5.00%, 12/15/2016	2,630,000	3,114,288
Series B 5.00%, 3/15/2020	3,000,000	3,417,180
Series B-1 5.00%, 3/15/2036	1,000,000	1,075,140
Oyster Bay, NY, General Obligation 4.00%, 8/15/2026	3,910,000	4,114,297

		155,668,774

SPDR Nuveen Barclays Capital Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

NORTH CAROLINA — 2.7%
Charlotte, NC, General Obligation Series B 5.00%, 6/1/2022	$475,000	$566,746
Charlotte, NC, Water & Sewer System Revenue 5.00%, 7/1/2038	8,585,000	9,373,189
Mecklenburg County, NC, General Obligation:
Series A 4.00%, 8/1/2015	3,135,000	3,527,032
Series A 5.00%, 8/1/2015	1,000,000	1,162,710
North Carolina, State Capital Improvement Revenue Series A 4.50%, 5/1/2026	4,500,000	4,809,330
North Carolina, University of North Carolina-Chapel Hill, Revenue 5.00%, 12/1/2031	3,640,000	3,941,938

		23,380,945

OHIO — 3.3%
Columbus, OH, General Obligation:
Series A 4.00%, 6/1/2014	10,000,000	10,891,600
Series A 5.00%, 9/1/2018	300,000	355,767
Ohio, State Common Schools, General Obligation Series C 5.00%, 9/15/2015	5,000,000	5,794,750
Ohio, State General Obligation 5.00%, 8/1/2021	4,885,000	5,914,221
Ohio, State Water Development Authority, Water Pollution Control Revenue 5.00%, 12/1/2020	2,630,000	3,148,741
Ohio, University of Akron, General Receipts:
Series A 5.00%, 1/1/2033 (a)	1,000,000	1,046,800
Series B 5.25%, 1/1/2023 (a)	1,970,000	2,200,214

		29,352,093

OKLAHOMA — 0.1%
Tulsa County, OK, Educational Facilities Lease Revenue 5.50%, 9/1/2016	535,000	623,976

OREGON — 1.9%
Oregon, State Department of Transportation Revenue:
Series C 5.00%, 11/15/2015	1,500,000	1,749,630
Series A 5.00%, 11/15/2033	1,500,000	1,626,195
Portland, OR, Sewer System Revenue:
Series A 5.00%, 6/1/2015 (a)	1,730,000	1,993,271
5.00%, 3/1/2035	4,550,000	4,915,774
Salem-Keizer, OR, School District No. 24J, General Obligation:
Series B Zero Coupon, 6/15/2021 (b)	2,010,000	1,481,752
Series B Zero Coupon, 6/15/2028 (b)	9,745,000	4,981,547

		16,748,169

PENNSYLVANIA — 3.2%
Central Bucks, PA, School District 5.00%, 5/15/2023	2,500,000	3,061,050
Pennsylvania, State General Obligation:
Series A 4.50%, 11/1/2021	1,390,000	1,554,840
Series A 5.00%, 11/1/2013	1,000,000	1,093,960
5.00%, 3/15/2015	4,750,000	5,429,915
5.00%, 5/15/2015	1,000,000	1,149,190
5.00%, 7/1/2015	5,000,000	5,767,950
5.00%, 3/15/2017	2,630,000	3,133,777
5.00%, 4/15/2021	4,000,000	4,742,560
Pennsylvania, Turnpike Commission Revenue 4.50%, 12/1/2038	300,000	305,523
Philadelphia, PA, General Obligation Series A 5.00%, 8/1/2018 (a)	1,870,000	2,064,143

		28,302,908

PUERTO RICO — 0.5%
Commonwealth of Puerto Rico 5.00%, 7/1/2016 (a)	3,250,000	3,572,693
Puerto Rico, Sales Tax Financing Revenue Series A Zero Coupon, 8/1/2044 (a)(b)	4,500,000	624,150

		4,196,843

RHODE ISLAND — 0.1%
Rhode Island, State & Providence Plantations, Consolidated Capital Development Revenue:
Series A 4.00%, 10/1/2018	475,000	534,693
Series C 5.00%, 11/15/2025 (a)	600,000	649,650

		1,184,343

SOUTH CAROLINA — 0.6%
South Carolina, State General Obligation Series A 2.00%, 4/1/2024	3,000,000	2,701,140
South Carolina, State Public Service Authority Series E 5.00%, 1/1/2017	2,500,000	2,953,050

		5,654,190

TENNESSEE — 1.2%
Chattanooga, TN, Electric Revenue Series A 5.00%, 9/1/2027	3,950,000	4,361,155
Memphis, TN, Electric System Revenue 5.00%, 12/1/2018	1,500,000	1,801,920
Nashville & Davidson County, TN, Health & Educational Facilities Board Revenue:
Series A 5.00%, 10/1/2013	2,000,000	2,179,980
Series B 5.00%, 10/1/2039	1,000,000	1,096,450
Shelby County, TN, General Obligation 5.00%, 4/1/2019	880,000	1,060,726

		10,500,231

TEXAS — 7.6%
Dallas, TX, Area Rapid Transit, Sales Tax Revenue:
4.50%, 12/1/2027 (a)	2,000,000	2,090,640
Series A 5.00%, 12/1/2015	6,785,000	7,874,875
Eagle Mountain & Saginaw, TX, Independent School District 5.00%, 8/15/2037 (a)	3,200,000	3,406,848
Garland, TX, General Obligation 5.00%, 2/15/2023	400,000	468,760

SPDR Nuveen Barclays Capital Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

Harris County, TX, General Obligation 5.00%, 10/1/2024	$10,000,000	$11,497,500
Harris County, TX, Road Revenue Series B 5.25%, 8/15/2047	3,000,000	3,198,810
Houston, TX, Airport System Revenue, Senior Lien Series A 5.50%, 7/1/2034	1,850,000	1,981,905
Houston, TX, General Obligation Series A 5.00%, 3/1/2022	2,000,000	2,352,020
Houston, TX, Utility System Revenue Series A 5.25%, 11/15/2031 (a)	4,600,000	5,049,834
Hurst-Euless-Bedford, TX, Independent School District, General Obligation 5.00%, 8/15/2021	2,500,000	2,969,875
La Joya, TX, Independent School District, General Obligation 5.00%, 2/15/2034 (a)	3,300,000	3,537,171
Liberty Hill, TX, Independent School District 5.00%, 8/1/2035 (a)	1,000,000	1,091,810
San Antonio, TX, Independent School District, General Obligation 5.00%, 8/15/2025	2,000,000	2,326,060
Texas, State General Obligation:
4.75%, 4/1/2037	1,940,000	2,039,406
Series A 5.00%, 8/1/2024	570,000	661,952
5.00%, 4/1/2029	1,000,000	1,116,500
Texas, State Public Finance Authority Series A 5.00%, 1/1/2017	1,100,000	1,265,341
Texas, State Transportation Commission:
Series A 4.50%, 4/1/2030 (a)	3,000,000	3,116,700
5.00%, 4/1/2024	2,125,000	2,387,777
Texas, State Water Development Board, Revenue, Sub Lien A-1 5.00%, 7/15/2015	5,620,000	6,503,408
University of Texas:
Series F 4.75%, 8/15/2026	790,000	848,650
5.00%, 8/15/2018	255,000	297,939
Williamson, TX, General Obligation 5.00%, 2/15/2032	625,000	684,925

		66,768,706

UTAH — 0.5%
Utah, Transport Authority Sales Tax Revenue:
Series A 5.00%, 6/15/2028	410,000	449,733
Series A 5.00%, 6/15/2036 (a)	3,850,000	4,104,216

		4,553,949

VIRGINIA — 2.5%
Fairfax County, VA, General Obligation Series A 5.00%, 4/1/2030	450,000	515,835
Montgomery County, VA, Industrial Development Authority Revenue 5.00%, 2/1/2024	445,000	492,379
Virginia, College Building Authority, Educational Facilities Revenue:
5.00%, 9/1/2022	5,945,000	6,981,748
5.00%, 2/1/2027	3,620,000	4,138,348
Virginia, State Public Building Authority, Public Facilities Revenue:
Series B 5.00%, 8/1/2017	3,000,000	3,601,770
Series B 5.25%, 8/1/2027	2,000,000	2,280,960
Virginia, State Resources Authority, Revenue Series B 5.00%, 11/1/2028	3,540,000	3,949,826

		21,960,866

WASHINGTON — 5.1%
Central Puget Sound, WA, Regional Transit Authority, Sales & Use Tax Revenue:
Series A 5.00%, 11/1/2032 (a)	3,000,000	3,205,230
Series A 5.00%, 11/1/2036	2,000,000	2,125,660
Energy Northwest, WA, Electric Revenue:
Series A 5.00%, 7/1/2014	1,000,000	1,117,890
Series A 5.00%, 7/1/2017	4,195,000	4,999,391
Seattle, WA, Municipal Light & Power Revenue 5.50%, 4/1/2022	1,435,000	1,720,852
Snohomish County, WA, Public Utility District No 1 3.00%, 12/1/2012	2,280,000	2,350,954
Snohomish County, WA, School District No. 201 5.25%, 12/1/2024	2,825,000	3,255,050
Washington, State General Obligation:
Series C 4.25%, 1/1/2013	1,000,000	1,048,930
Series R 5.00%, 7/1/2016	10,000,000	11,755,400
Series C 5.00%, 1/1/2021 (a)	2,100,000	2,403,933
Series A 5.00%, 7/1/2023	900,000	1,023,687
Series D 5.00%, 1/1/2027	6,945,000	7,767,357
Series A 5.00%, 7/1/2032	2,000,000	2,151,420

		44,925,754

WISCONSIN — 1.9%
Milwaukee, WI, General Obligation, Promisory Notes Series N1 5.00%, 2/1/2019	11,020,000	13,194,687
Wisconsin, State General Obligation:
4.00%, 11/1/2016	1,300,000	1,478,594
Series C 5.00%, 5/1/2014	2,000,000	2,227,540

		16,900,821

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $828,144,160)		874,673,215

	Shares
SHORT TERM INVESTMENT — 0.4%
MONEY MARKET FUND — 0.4%
State Street Institutional Tax Free Money Market Fund 0.00% (c)(d)(e) (Cost $3,510,715)	3,510,715	3,510,715

TOTAL INVESTMENTS — 100.1% (f)
(Cost $831,654,875)		878,183,930
OTHER ASSETS & LIABILITIES — (0.1)%		(484,043)

NET ASSETS — 100.0%		$877,699,887

SPDR Nuveen Barclays Capital Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

(a)	Bond is insured by one of these companies:

		As a % of
	Insurance Coverage	Net Assets

	Assured Guaranty Municipal Corp.	7.20%
	National Public Finance Guarantee Corp.	1.95%
	Assured Guaranty Corp.	1.67%
	Permanent School Fund Guaranteed	0.92%
	Ambac Financial Group	0.73%

(b)	Non-income producing security.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
Escrow to Maturity = Bonds bearing this description are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

SPDR Nuveen Barclays Capital California Municipal Bond ETF
SCHEDULE OF INVESTMENTS
September 30, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

MUNICIPAL BONDS & NOTES — 97.6%
CALIFORNIA — 97.3%
Alameda County, CA, Joint Powers Authority, Lease Revenue 5.00%, 12/1/2034 (a)	$1,760,000	$1,847,261
Anaheim, CA, Public Financing Authority Revenue 4.50%, 10/1/2037 (a)	300,000	299,541
Bakersfield, CA, Certificates of Participation Zero Coupon, 4/15/2021 (b)	1,000,000	778,890
Bakersfield, CA, Wastewater Revenue Series A 5.00%, 9/15/2032 (a)	300,000	311,703
California, Bay Area Toll Authority Revenue 5.13%, 4/1/2039	125,000	133,855
California, Educational Facilities Authority Revenue Series A 5.00%, 10/1/2039	500,000	533,675
California, State Department of Water Resources:
Series M 4.00%, 5/1/2019	2,000,000	2,245,360
Series H 4.38%, 5/1/2022 (a)	1,150,000	1,258,019
Series L 5.00%, 5/1/2019	500,000	593,700
Series AE 5.00%, 12/1/2022	1,000,000	1,157,690
Series AF 5.00%, 12/1/2026	660,000	735,702
California, State Public Works Board, Lease Revenue:
5.00%, 9/1/2020 (a)	250,000	292,008
5.00%, 4/1/2034	340,000	348,099
California, State University Revenue Series A 5.00%, 11/1/2033 (a)	1,500,000	1,550,835
Chabot-Las Positas, CA, Community College District, General Obligation:
Series B Zero Coupon, 8/1/2024 (a)(b)	1,400,000	709,632
5.00%, 8/1/2031 (a)	300,000	306,810
Chaffey Community College District, CA, Election of 2002 Series C 5.00%, 6/1/2032 (a)	1,000,000	1,043,940
Eastern Municipal Water District, CA, Water & Sewer Revenue:
Series H 5.00%, 7/1/2033	160,000	166,482
Series H 5.00%, 7/1/2035	1,000,000	1,037,550
El Dorado, CA, Irrigation District, Certificates of Participation Series A 6.25%, 8/1/2029 (a)	1,200,000	1,274,268
Foothill-De Anza, CA, Community College District, General Obligation Series B 5.00%, 8/1/2027 (a)	1,000,000	1,082,720
Grossmont, CA, Union High School District, Election of 2004 5.00%, 8/1/2033	1,780,000	1,839,060
Los Angeles County, CA, Metropolitan Transportation Authority, Sales Tax Revenue:
5.00%, 6/1/2020	1,900,000	2,282,318
5.00%, 7/1/2026	2,450,000	2,737,605
Los Angeles, CA, Community College District, General Obligation:
Series F-1 5.00%, 8/1/2026	100,000	109,537
Series A 5.00%, 8/1/2032 (a)	1,000,000	1,048,780
Los Angeles, CA, Department of Airports Revenue:
Series A 5.00%, 5/15/2021	1,000,000	1,149,100
Series D 5.00%, 5/15/2040	1,000,000	1,068,440
Series C 5.25%, 5/15/2038	145,000	152,507
Los Angeles, CA, Department of Water & Power 5.00%, 7/1/2037 (a)	200,000	208,176
Los Angeles, CA, Harbor Department Revenue:
Series A 5.00%, 8/1/2029	1,515,000	1,638,018
Series C 5.25%, 8/1/2023	700,000	808,003
Los Angeles, CA, Unified School District, General Obligation:
Series A-1 4.00%, 7/1/2016	250,000	278,063
Series KY 5.00%, 7/1/2015	2,325,000	2,664,496
Series F 5.00%, 1/1/2034	1,000,000	1,043,590
Los Angeles, CA, Wastewater System Revenue 5.00%, 6/1/2039	500,000	527,940
Los Angeles, CA, Water & Power Revenue Series A-1 5.00%, 7/1/2023 (a)	400,000	438,116
Los Angeles, CA, Water Utility, General Obligation Series A 4.00%, 9/1/2018	1,000,000	1,124,950
Los Rios, CA, Community College District Election of 2008 Series A 5.00%, 8/1/2035	340,000	360,890
Marin, CA, Community College District Election of 2004 Series B 4.75%, 8/1/2034	1,000,000	1,041,030
Metropolitan Water District of Southern California Series A 5.00%, 1/1/2031	850,000	920,125
Newport Mesa, CA, Unified School District Election of 2005 Zero Coupon, 8/1/2041 (b)	4,000,000	530,120
Oakland, CA, Joint Powers Financing Authority Lease Revenue Series B 5.00%, 8/1/2022 (a)	800,000	844,864
Poway, CA, Unified School District, General Obligation Zero Coupon, 8/1/2046 (b)	4,000,000	503,680
Riverside, CA, Electric Revenue Series D 5.00%, 10/1/2027 (a)	835,000	901,307
Sacramento County, CA, Sanitation District Financing Authority Revenue Series A 5.25%, 12/1/2022 (a)	535,000	654,075
Sacramento, CA, Municipal Utility District, Electric Revenue:
5.00%, 8/15/2022 (a)	550,000	613,398
Series U 5.00%, 8/15/2023 (a)	1,000,000	1,104,870
San Bernardino, CA, Community College District:
Series B Zero Coupon, 8/1/2028 (b)	1,050,000	390,316
Series D Zero Coupon, 8/1/2032 (b)	2,290,000	630,666
Series C 5.00%, 8/1/2031 (a)	600,000	618,342
San Diego County, CA, Water Authority Revenue, Certificates of Participation:
Series 2008-A 5.00%, 5/1/2015 (a)	200,000	226,420

SPDR Nuveen Barclays Capital California Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

Series 2008-A 5.00%, 5/1/2018 (a)	$200,000	$233,690
San Diego, CA, Community College District 5.00%, 8/1/2032 (a)	1,000,000	1,051,960
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue Series A 5.25%, 5/15/2039	500,000	531,865
San Diego, CA, Public Facilities Financing Authority, Water Revenue 5.00%, 8/1/2024	1,000,000	1,140,660
San Diego, CA, Unified School District Election of 1998 Series F-1 5.25%, 7/1/2028 (a)	660,000	759,917
San Diego, CA, Unified School District Election of 2008 Series A Zero Coupon, 7/1/2028 (b)	3,000,000	1,182,480
San Francisco, CA, Bay Area Rapid Transit District Series B 5.00%, 8/1/2022	500,000	565,875
San Francisco, CA, City & County Public Utilities Commission, Water Revenue Series D 5.00%, 11/1/2015	1,000,000	1,161,390
San Francisco, CA, City & County Unified School District Election of 2006 Series B 5.25%, 6/15/2022	800,000	929,384
San Joaquin County, CA, Transportation Authority, Sales Tax Revenue:
Series A 5.00%, 3/1/2027	1,000,000	1,110,830
Series A 5.50%, 3/1/2041	300,000	332,988
San Juan, CA, Public Power Agency Project Revenue Series L 5.00%, 7/1/2022 (a)	100,000	110,701
San Marcos, CA, Schools Financing Authority, Lease Revenue:
Zero Coupon, 8/15/2031 (a)(b)	1,000,000	312,680
Zero Coupon, 8/15/2034 (a)(b)	1,110,000	282,895
San Marcos, CA, Unified School District Election of 2010 Series A 5.00%, 8/1/2038	1,000,000	1,051,450
San Mateo County, CA, Community College District Series B 5.00%, 9/1/2031	315,000	333,062
San Mateo, CA, Unified High School District, General Obligation Series C Zero Coupon, 9/1/2027 (a)(b)	2,535,000	1,066,196
San Ramon Valley, CA, Unified School District Election of 2002 5.00%, 8/1/2025 (a)	250,000	270,183
Santa Clara County, CA, Financing Authority, Lease Revenue:
Series L 5.00%, 5/15/2028	750,000	789,157
Series L 5.25%, 5/15/2036	1,000,000	1,039,530
Santa Clara Valley, CA, Transportation Authority, Sales Tax Revenue Series A 5.00%, 4/1/2036 (a)	500,000	523,415
Santa Clara Valley, CA, Water District, Certificates of Participation:
Series A 5.00%, 2/1/2030	200,000	211,456
Series A 5.00%, 6/1/2037 (a)	500,000	521,715
Southern California Public Power Authority:
5.00%, 7/1/2022	1,000,000	1,145,250
5.00%, 7/1/2030	1,500,000	1,597,095
Stanford University, Educational Facilities Authority Revenue:
Series T-4 5.00%, 3/15/2014	450,000	499,603
Series T-1 5.00%, 3/15/2039	350,000	434,980
Sweetwater, CA, Union High School District Election of 2006 Series A 5.00%, 8/1/2038 (a)	565,000	589,154
University of California, Revenue:
Series E 4.00%, 5/15/2019	2,010,000	2,256,245
Series J 4.50%, 5/15/2035 (a)	1,750,000	1,752,082
Series K 5.00%, 5/15/2020 (a)	250,000	278,418
Series Q 5.25%, 5/15/2023	1,000,000	1,129,360
University of Southern California, Educational Facilities Authority, Revenue Series A 4.75%, 10/1/2037	740,000	756,628
Yosemite, CA, Community College District, General Obligation Zero Coupon, 8/1/2042 (b)	500,000	151,980

		72,270,816

PUERTO RICO — 0.3%
Puerto Rico, Sales Tax Financing Revenue Series A Zero Coupon, 8/1/2044 (a)(b)	1,500,000	208,050

		208,050

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $68,722,265)		72,478,866

	Shares
SHORT TERM INVESTMENT — 1.7%
MONEY MARKET FUND — 1.7%
State Street Institutional Tax Free Money Market Fund 0.00% (c)(d)(e) (Cost $1,238,730)	1,238,730	1,238,730

TOTAL INVESTMENTS — 99.3% (f)
(Cost $69,960,995)		73,717,596
OTHER ASSETS & LIABILITIES — 0.7%		528,257

NET ASSETS — 100.0%		$74,245,853

SPDR Nuveen Barclays Capital California Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

(a)	Bond is insured by one of these companies:

		As a % of
	Insurance Coverage	Net Assets

	Assured Guaranty Municipal Corp.	18.22%
	National Public Finance Guarantee Corp.	7.65%
	Ambac Financial Group	4.40%
	Assured Guaranty Corp.	2.85%

(b)	Non-income producing security.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)

SPDR Nuveen Barclays Capital New York Municipal Bond ETF
SCHEDULE OF INVESTMENTS
September 30, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

MUNICIPAL BONDS & NOTES — 97.9%
NEW YORK — 95.0%
Albany County, NY, Airport Authority Revenue Series A 4.00%, 12/15/2024 (a)	$300,000	$302,181
Erie County, NY, Industrial Development Agency Revenue Series A 5.75%, 5/1/2024 (a)	500,000	570,335
Nassau County, NY, General Obligation:
Series C 5.00%, 7/1/2015 (a)	500,000	559,515
5.00%, 7/1/2022 (a)	100,000	110,446
Series C 5.13%, 10/1/2035 (a)	100,000	106,013
Nassau County, NY, Interim Finance Authority Revenue:
Series A 3.00%, 11/15/2014	400,000	427,368
5.00%, 11/15/2014	100,000	112,978
Nassau County, NY, Sewer & Storm Water Finance Authority System, Revenue Series A 5.38%, 11/1/2028	400,000	448,744
New York & New Jersey, Port Authority Revenue:
4.25%, 7/15/2040	500,000	499,970
5.00%, 7/15/2022	100,000	113,756
5.00%, 7/15/2039	500,000	536,675
New York City, NY, Cultural Resource Revenue, Museum of Modern Art Series A-1 5.00%, 4/1/2031	300,000	324,015
New York, NY, City Transitional Finance Authority Revenue:
3.20%, 11/1/2018	140,000	152,474
Series B 5.00%, 11/1/2015	200,000	233,150
5.00%, 11/1/2017	500,000	602,165
5.00%, 11/1/2018	200,000	243,060
Series C-1 5.00%, 11/1/2018	100,000	120,349
5.00%, 1/15/2026	200,000	218,848
5.50%, 1/15/2033	500,000	548,575
New York, NY, General Obligation:
Series A 3.00%, 8/1/2017	200,000	214,122
Series K 5.00%, 8/1/2013	200,000	216,532
5.00%, 8/1/2021	300,000	353,061
5.00%, 8/1/2024	400,000	446,820
5.00%, 8/1/2025	155,000	171,790
Series A-1 5.00%, 8/1/2035	250,000	267,817
New York, NY, Liberty Development Corp. Revenue 5.13%, 1/15/2044	500,000	512,330
New York, NY, Municipal Water Finance Authority Revenue:
Series DD 4.75%, 6/15/2035	100,000	103,883
5.00%, 6/15/2032	1,000,000	1,092,260
Series GG-2 5.00%, 6/15/2035	100,000	106,698
Series DD 5.25%, 6/15/2024	200,000	226,582
5.38%, 6/15/2043	370,000	417,600
Series A 5.63%, 6/15/2024	130,000	151,926
New York, State Dormitory Authority Revenue:
Series C-1 4.00%, 1/15/2022	500,000	528,495
Series A 5.00%, 7/1/2038	650,000	682,539
New York, State Dormitory Authority Revenue, Columbia University 5.00%, 7/1/2038	250,000	274,055
New York, State Dormitory Authority Revenue, Cornell University:
Series A 5.00%, 7/1/2034	355,000	385,044
Series A 5.00%, 7/1/2039	300,000	324,342
New York, State Dormitory Authority Revenue, Fordham University:
4.25%, 7/1/2039	150,000	150,371
5.00%, 3/15/2017	100,000	118,577
5.00%, 10/1/2019 (a)	125,000	142,771
Series B 5.00%, 7/1/2033 (a)	500,000	524,730
New York, State Dormitory Authority Revenue, New York University Series A 5.00%, 7/1/2029	240,000	258,149
New York, State Dormitory Authority Revenue, Non State Supported Debt 5.00%, 1/1/2019	250,000	289,527
New York, State Dormitory Authority Revenue, School Districts Series C 5.00%, 10/1/2031 (a)	600,000	634,794
New York, State Dormitory Authority, State Personal Income Tax Revenue:
Series B 5.00%, 2/15/2018	125,000	148,855
Series C 5.00%, 12/15/2020	500,000	567,825
Series B 5.00%, 3/15/2028	260,000	286,793
New York, State Environmental Facilities Corp. Revenue:
5.00%, 6/15/2036	500,000	546,975
5.00%, 6/15/2041	250,000	271,797
Series A 5.25%, 12/15/2026	200,000	225,878
New York, State Housing Finance Agency, Personal Income Tax Revenue Series A 5.00%, 3/15/2039	550,000	590,590
New York, State Local Government Assistance Corp. Revenue:
Series C 5.00%, 4/1/2018	200,000	241,068
5.00%, 4/1/2019	580,000	687,718
Series A 5.00%, 4/1/2020	435,000	508,563
New York, State Municipal Bond Bank Agency Series C-1 5.00%, 2/15/2016 (a)	200,000	224,666
New York, State Power Authority:
Series A 4.50%, 11/15/2047 (a)	500,000	514,510
Series C 5.00%, 11/15/2020 (a)	250,000	288,425
New York, State Thruway Authority, General Revenue Series B 5.00%, 4/1/2027	300,000	325,473
New York, State Thruway Authority, Personal Income Tax Revenue 5.00%, 3/15/2018	250,000	298,135
New York, State Thruway Authority, Second General Highway & Bridge Trust:
Series A-1 5.00%, 4/1/2021	300,000	357,972
Series B 5.00%, 4/1/2028	250,000	271,940
Series B 5.00%, 4/1/2029	300,000	325,920
New York, State Urban Development Corp. Revenue:
5.00%, 12/15/2017	200,000	240,600

SPDR Nuveen Barclays Capital New York Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

Series A-1 5.00%, 12/15/2027	$250,000	$275,535
New York, Triborough Bridge & Tunnel Authority Revenue:
Series A-1 4.00%, 11/15/2038 (b)	200,000	207,722
5.00%, 11/15/2027	145,000	159,210
Oyster Bay, NY, General Obligation 4.00%, 8/15/2026	740,000	778,665
Suffolk County, NY, General Obligation Series C 4.00%, 10/15/2013	500,000	534,420
Westchester County, NY, General Obligation Series A 3.75%, 11/15/2012	500,000	519,345

		24,224,032

PUERTO RICO — 2.9%
Puerto Rico, Electric Power Authority Revenue Series UU 5.00%, 7/1/2016 (a)	500,000	561,940
Puerto Rico, Sales Tax Financing Revenue Series A Zero Coupon, 8/1/2044 (a)(c)	1,335,000	185,165

		747,105

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $23,778,651)		24,971,137

	Shares
SHORT TERM INVESTMENT — 0.8%
MONEY MARKET FUND — 0.8%
State Street Institutional Tax Free Money Market Fund 0.00% (d)(e)(f) (Cost $197,367)	197,367	197,367

TOTAL INVESTMENTS — 98.7% (g)
(Cost $23,976,018)		25,168,504
OTHER ASSETS & LIABILITIES — 1.3%		319,994

NET ASSETS — 100.0%		$25,488,498

(a)	Bond is insured by one of these companies:

As a % of
	Insurance Coverage	Net Assets

	Assured Guaranty Municipal Corp.	8.82%
	Assured Guaranty Corp.	5.85%
	National Public Finance Guarantee Corp.	3.88%

(b)	Variable Rate Security. Rate shown is rate in effect at September 30, 2011.
(c)	Non-income producing security.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)

SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS
September 30, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

MUNICIPAL BONDS & NOTES — 99.1%
ALABAMA — 0.6%
Alabama, Federal Aid Highway Finance Authority 4.00%, 3/1/2016	$5,000,000	$5,558,000
Alabama, Public School & College Authority Revenue:
5.00%, 5/1/2014	850,000	942,319
Series A 5.00%, 5/1/2014	1,500,000	1,662,915

		8,163,234

ALASKA — 0.1%
Alaska Municipal Bond Bank Authority 5.00%, 9/1/2016	1,000,000	1,163,380

ARIZONA — 2.7%
Arizona, Salt River Project, Electrical Systems Revenue:
Series A 3.00%, 1/1/2014	1,070,000	1,127,266
Series B 3.00%, 1/1/2014	5,000,000	5,267,600
Arizona, State Certificates of Participation:
Series A 5.00%, 10/1/2013 (a)	6,500,000	6,944,145
5.00%, 10/1/2014 (a)	10,375,000	11,362,285
Arizona, State Transportation Board, Excise Tax Revenue 5.00%, 7/1/2013	2,750,000	2,962,465
Gilbert, AZ, General Obligation 5.00%, 7/1/2013	8,740,000	9,363,075

		37,026,836

ARKANSAS — 1.4%
Arkansas, State Highway Grant Anticipation & Tax Revenue 4.00%, 8/1/2014	17,000,000	18,635,060

CALIFORNIA — 9.4%
California, State Department of Water Resources Revenue:
Series L 4.00%, 5/1/2015	7,630,000	8,459,610
Series M 4.00%, 5/1/2015	6,000,000	6,652,380
Series AF 5.00%, 12/1/2012	5,000,000	5,270,250
Series L 5.00%, 5/1/2014	2,450,000	2,721,411
Series L 5.00%, 5/1/2015	6,000,000	6,862,860
Series M 5.00%, 5/1/2016	3,200,000	3,730,080
Contra Costa, CA, Water District Revenue 3.00%, 10/1/2015	11,750,000	12,729,127
Irvine, CA, Unified School District Special Tax 5.00%, 9/1/2012 (a)	3,000,000	3,105,930
Long Beach, CA, Community College District, General Obligation Series A 9.85%, 1/15/2013	2,060,000	2,303,286
Los Angeles County, CA, Metropolitan Transportation Authority Sales Tax Revenue:
3.00%, 7/1/2013	3,000,000	3,129,690
4.00%, 6/1/2013	2,300,000	2,432,940
Series A 5.00%, 7/1/2013 (a)	1,000,000	1,079,440
Los Angeles County, CA, Public Works Financing Authority Revenue Series A 5.00%, 10/1/2014	4,800,000	5,362,464
Los Angeles, CA, Department of Water & Power Revenue Series A 4.00%, 7/1/2013	5,000,000	5,304,400
Los Angeles, CA, General Obligation Series A 2.50%, 9/1/2014	8,825,000	9,236,775
Los Angeles, CA, Unified School District, General Obligation:
Series A-1 4.00%, 7/1/2016	2,500,000	2,780,625
Series H 5.00%, 7/1/2014 (a)	3,975,000	4,467,900
Series I 5.00%, 7/1/2014	2,000,000	2,227,660
Northern California Power Agency Revenue, Hydroelectric No-1 Series C 5.00%, 7/1/2014 (a)	1,500,000	1,658,235
San Diego County Water Authority 5.00%, 7/1/2016	10,000,000	11,675,900
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue:
5.00%, 5/15/2014	500,000	548,830
5.00%, 5/15/2015	2,165,000	2,453,226
San Francisco, CA, City & County Public Utilities Commission, Water Revenue Series D 5.00%, 11/1/2015	5,360,000	6,225,050
San Francisco, CA, City & County, General Obligation:
Series 2008-R1 5.00%, 6/15/2013	3,000,000	3,220,050
Series A 5.00%, 6/15/2014	10,075,000	11,172,067
University of California, Revenue:
Series J 5.00%, 5/15/2013 (a)	1,290,000	1,383,461
Series O 5.00%, 5/15/2013	3,000,000	3,217,350

		129,410,997

COLORADO — 1.2%
Colorado Department of Transportation 5.00%, 12/15/2016	10,000,000	11,819,400
Colorado Higher Education 5.00%, 11/1/2016	2,085,000	2,396,103
Denver, CO, City & County General Obligation 5.50%, 8/1/2016	1,900,000	2,287,581

		16,503,084

CONNECTICUT — 5.1%
Connecticut, State General Obligation:
5.00%, 3/15/2013	4,670,000	4,980,508
Series A 5.00%, 1/1/2014	900,000	988,776
5.00%, 12/1/2014	13,750,000	15,605,837
Series A 5.00%, 1/1/2015	12,750,000	14,485,020
5.00%, 3/15/2015	5,000,000	5,719,400
Connecticut, State Health & Educational Facility Authority Revenue:
Series A-3 4.00%, 7/1/2049 (b)	3,625,000	3,799,254
Series A-4 5.00%, 7/1/2049 (b)	5,000,000	5,684,400
Connecticut, State Special Tax Obligation Revenue:
Series 1 5.00%, 2/1/2013	2,000,000	2,119,820
Series A 5.00%, 12/1/2013	5,575,000	6,091,970

SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

Series A 5.00%, 12/1/2014	$3,750,000	$4,227,225
Series 1 5.00%, 2/1/2016	3,100,000	3,587,599
Series A 5.00%, 11/1/2016	2,650,000	3,121,197
University of Connecticut, Revenue Series A 3.00%, 2/15/2014	415,000	438,215

		70,849,221

DELAWARE — 0.5%
Delaware, State General Obligation:
Series 2009C 2.00%, 10/1/2014	225,000	234,794
Series 2009A 5.00%, 1/1/2014	1,200,000	1,321,488
Series A 5.00%, 7/1/2015	4,000,000	4,640,040

		6,196,322

DISTRICT OF COLUMBIA — 0.2%
District of Columbia, Income Tax Revenue Series B 4.00%, 12/1/2013	2,000,000	2,147,640

FLORIDA — 5.7%
Florida, State Board of Education, General Obligation:
5.00%, 6/1/2013	1,000,000	1,074,960
Series D 5.00%, 6/1/2013	1,000,000	1,075,820
Series C 5.00%, 6/1/2014	9,585,000	10,672,802
Florida, State Department of Environmental Protection, Preservation Revenue Series A 5.00%, 7/1/2014	1,500,000	1,644,570
Florida, State General Obligation Series B 5.00%, 7/1/2014	8,070,000	9,030,733
Florida, State Hurricane Catastrophe Fund, Finance Corp. Revenue:
Series A 5.00%, 7/1/2014	2,000,000	2,180,900
Series A 5.00%, 7/1/2016	3,485,000	3,870,302
Florida, Water Pollution Control Financing Revenue Series A 3.00%, 1/15/2013	3,535,000	3,651,549
Jacksonville, FL, Special Tax Revenue:
Series B 5.00%, 10/1/2013	7,705,000	8,324,713
5.00%, 10/1/2014	9,120,000	10,217,410
Series B 5.00%, 10/1/2015	7,705,000	8,816,138
Lakeland, FL, Energy Systems Revenue 5.00%, 10/1/2015 (a)	7,510,000	8,505,300
Miami-Dade County, FL, Water & Sewer Revenue:
4.00%, 10/1/2013	150,000	158,474
Series B 5.00%, 10/1/2014 (a)	3,250,000	3,602,397
Orlando, FL, Utilities Commission System Revenue 5.00%, 10/1/2013	1,975,000	2,151,486
Pasco County, FL, School District Sales Tax Revenue 5.00%, 10/1/2011 (a)	150,000	150,000
Tampa Bay, FL, Water Revenue:
5.00%, 10/1/2012	1,325,000	1,385,632
5.00%, 10/1/2013	1,500,000	1,632,165

		78,145,351

GEORGIA — 2.9%
Forsyth County, GA, School District 5.00%, 6/1/2013	1,000,000	1,075,820
Fulton County, GA, Water & Sewer Revenue 5.00%, 1/1/2017	1,430,000	1,674,930
Georgia, State Environmental Loan Acquisition Corp. Revenue 2.40%, 3/15/2016	7,495,000	7,741,436
Georgia, State General Obligation:
Series A 3.00%, 1/1/2014	200,000	211,348
Series B 3.50%, 1/1/2013	560,000	582,495
Series E-2 4.00%, 9/1/2016	4,400,000	5,023,524
Series F 5.00%, 12/1/2013	2,250,000	2,473,448
Series C 5.00%, 7/1/2014	5,000,000	5,612,700
Series G 5.00%, 11/1/2014	3,535,000	4,013,568
Series D 5.00%, 5/1/2015	400,000	461,340
Series E 5.00%, 7/1/2016	2,990,000	3,542,163
Georgia, State Road & Tollway Authority Revenue Series A 5.00%, 3/1/2016	2,800,000	3,290,756
Gwinnett Country, GA, Water & Sewer Authority Revenue 5.00%, 8/1/2016	4,000,000	4,745,120

		40,448,648

HAWAII — 0.9%
Hawaii, State General Obligation:
2.25%, 11/1/2013	250,000	259,218
Series DT 4.00%, 11/1/2014	2,000,000	2,203,460
Series DG 5.00%, 7/1/2012 (a)	120,000	124,150
Series DY 5.00%, 2/1/2015	1,000,000	1,138,120
Honolulu, HI, City & County General Obligation:
Series A 2.75%, 4/1/2014	1,750,000	1,838,358
Series C 4.00%, 4/1/2013	2,035,000	2,141,776
Series B 5.25%, 7/1/2014 (a)	2,125,000	2,386,205
5.25%, 7/1/2016 (a)	2,250,000	2,661,682

		12,752,969

IDAHO — 0.1%
Idaho, State Building Authority Revenue 5.00%, 9/1/2013	1,375,000	1,485,894

ILLINOIS — 1.5%
Chicago, IL, Board of Education, General Obligation Series D 4.00%, 12/1/2012 (a)	1,610,000	1,678,860
Chicago, IL, Water Revenue 5.00%, 11/1/2014 (a)	1,500,000	1,650,390
Cook County, IL, General Obligation:
Series A 3.00%, 11/15/2012	3,405,000	3,493,053
Series B 5.00%, 11/15/2014 (a)	1,200,000	1,318,716
Illinois, State Revenue Series B 3.00%, 6/15/2014	1,675,000	1,744,244
Illinois, State Sales Tax Revenue 5.00%, 6/15/2015	2,575,000	2,913,561
Illinois, University of Chicago, Educational Facilities Authority Revenue Series B 1.88%, 7/1/2036 (b)	5,000,000	5,137,200

SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

University of Illinois, Certificates of Participation Sereis B 5.00%, 10/1/2015 (a)	$2,420,000	$2,663,791

		20,599,815

INDIANA — 0.7%
Indiana, State Finance Authority Revenue Series A 5.00%, 2/1/2015	1,250,000	1,435,537
Indiana, State Finance Authority, Lease Revenue:
Series A-1 5.00%, 11/1/2014	5,000,000	5,566,550
Series A-1 5.00%, 11/1/2016	2,665,000	3,082,206

		10,084,293

IOWA — 0.1%
Iowa, State Special Obligation Series A 4.00%, 6/1/2013	1,200,000	1,271,208

KENTUCKY — 0.6%
Kentucky, State Property & Buildings Commission Revenue:
5.00%, 8/1/2014	225,000	249,647
Series A 5.00%, 11/1/2014	1,000,000	1,119,420
Series A 5.00%, 8/1/2016	4,690,000	5,429,472
Kentucky, Turnpike Authority 5.00%, 7/1/2016	1,615,000	1,887,919

		8,686,458

LOUISIANA — 0.8%
Louisiana, Public Facilities Authority Revenue 4.00%, 6/1/2013 (a)	4,800,000	4,988,208
Louisiana, State General Obligation Series A 5.00%, 5/1/2014	5,000,000	5,556,600

		10,544,808

MARYLAND — 3.2%
Baltimore County, MD, General Obligation 5.00%, 2/1/2014	3,230,000	3,565,145
Maryland, State Department of Transportation, Revenue:
4.00%, 2/15/2014	2,500,000	2,703,275
5.00%, 2/15/2015	1,100,000	1,256,849
Maryland, State General Obligation:
Series A 3.00%, 3/1/2014	2,725,000	2,889,045
5.00%, 7/15/2013	1,175,000	1,272,396
Series B 5.00%, 8/1/2013	1,000,000	1,084,960
Series E 5.00%, 8/1/2016	4,500,000	5,333,625
Series B 5.25%, 8/15/2014	200,000	226,768
Maryland, State Transportation Authority, Grant & Revenue Anticipation:
5.00%, 3/1/2013	3,950,000	4,207,303
5.25%, 3/1/2015	1,025,000	1,180,923
Montgomery County, MD, General Obligation:
5.00%, 8/1/2012	500,000	519,535
Series A 5.00%, 5/1/2013	1,500,000	1,610,250
Series A 5.00%, 8/1/2015	16,250,000	18,860,562

		44,710,636

MASSACHUSETTS — 3.1%
Boston, MA, General Obligation Series A 5.00%, 4/1/2016	7,115,000	8,340,701
Boston, MA, Water & Sewer Commission, Water Revenue Series B 5.00%, 11/1/2014	4,545,000	5,148,349
Massachusetts Bay Transportation Authority, Sales Tax Revenue:
Series B 5.00%, 7/1/2013	1,000,000	1,079,080
Series A 5.00%, 7/1/2015	1,000,000	1,161,620
Massachusetts, State General Obligation:
Series C 3.00%, 1/1/2014	4,125,000	4,345,770
Series B 4.00%, 6/1/2013	1,000,000	1,059,850
Series C 4.00%, 12/1/2015	2,790,000	3,141,958
Series A 5.00%, 9/1/2014	1,500,000	1,687,035
Series C 5.00%, 1/1/2015	1,000,000	1,135,040
Series A 5.00%, 8/1/2016	735,000	865,095
Series B 5.00%, 8/1/2016	10,000,000	11,770,000
Massachusetts, State School Building Authority, Sales Tax Revenue:
Series A 4.00%, 5/15/2013	1,975,000	2,087,753
Series A 5.00%, 8/15/2013 (a)	160,000	173,477
Springfield, MA, General Obligation 5.75%, 8/1/2014 (a)	1,025,000	1,164,748

		43,160,476

MICHIGAN — 0.6%
Michigan, Municipal Bond Authority Revenue:
5.00%, 10/1/2012	585,000	611,653
5.00%, 10/1/2013	1,025,000	1,113,816
University of Michigan, Revenue Series C 3.00%, 4/1/2014	5,920,000	6,275,022

		8,000,491

MINNESOTA — 2.6%
Minnesota, State General Obligation:
4.00%, 12/1/2012	350,000	365,008
Series A 5.00%, 8/1/2013	9,075,000	9,844,288
Series H 5.00%, 11/1/2013	1,000,000	1,095,920
Series A 5.00%, 6/1/2014	1,275,000	1,426,878
Series D 5.00%, 8/1/2014	2,825,000	3,179,933
Series A 5.00%, 6/1/2015	200,000	230,906
Series D 5.00%, 8/1/2015	7,675,000	8,904,842
Series E 5.00%, 8/1/2016	1,350,000	1,596,591
Northern Municipal Power Agency, Electric System Revenue Series A 5.00%, 1/1/2014 (a)	1,000,000	1,088,790
University of Minnesota, Revenue Series A 5.00%, 12/1/2015	7,000,000	8,158,640

		35,891,796

MISSISSIPPI — 0.4%
Mississippi, State General Obligation Series B 5.00%, 12/1/2014	4,750,000	5,389,493

MISSOURI — 0.7%
Missouri, State Highways & Transportation Commission, State Road Revenue:
Series A 5.00%, 5/1/2013	1,335,000	1,432,468

SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

Series A 5.00%, 5/1/2014	$7,350,000	$8,176,214

		9,608,682

NEBRASKA — 0.2%
Omaha, NE, General Obligation 3.75%, 6/1/2013	1,000,000	1,055,900
Omaha, NE, Public Power District Electric Revenue Series A 5.00%, 2/1/2016	2,000,000	2,327,420

		3,383,320

NEVADA — 0.5%
Clark County, NV, Sales and Excise Tax Revenue Series B 3.00%, 7/1/2015	2,985,000	3,124,937
Clark County, NV, School District General Obligation Series B 5.00%, 6/15/2015 (a)	3,000,000	3,375,930
Las Vegas Valley, NV, Water District General Obligation Series A 5.00%, 2/1/2013	275,000	290,645

		6,791,512

NEW JERSEY — 1.5%
New Jersey, Princeton University, State Educational Facilities Authority Revenue Series K 5.00%, 7/1/2013	500,000	541,365
New Jersey, State General Obligation:
5.00%, 8/1/2014	13,000,000	14,524,380
Series A 5.00%, 6/15/2015	220,000	241,408
5.00%, 8/1/2015	2,445,000	2,805,858
New Jersey, State Higher Education Assistance Authority, Student Loan Revenue Series A 5.00%, 12/1/2014	250,000	271,140
Union County, NJ, General Obligation 4.00%, 3/1/2013	2,000,000	2,102,260

		20,486,411

NEW MEXICO — 1.5%
Albuquerque, NM, Municipal School District No 12 Series A 3.00%, 8/1/2015	8,250,000	9,016,672
New Mexico, State Finance Authority Revenue 5.00%, 12/15/2012	2,500,000	2,638,125
New Mexico, State Severance Tax Revenue Series B 5.00%, 7/1/2014	8,230,000	9,200,235

		20,855,032

NEW YORK — 18.3%
City of New York, NY:
4.00%, 8/1/2012	500,000	515,220
Series B 4.00%, 8/1/2015	1,000,000	1,110,620
5.00%, 8/1/2012	290,000	301,209
5.00%, 8/1/2013	2,050,000	2,219,453
5.00%, 8/1/2013	1,645,000	1,780,976
5.00%, 8/15/2013	685,000	742,828
Series A-1 5.00%, 8/1/2014	100,000	111,935
Series B 5.00%, 8/1/2014	115,000	128,725
5.00%, 6/1/2015	6,110,000	6,980,308
5.00%, 8/1/2015	3,000,000	3,444,000
Series I-1 5.00%, 8/1/2015	5,000,000	5,740,000
Series B 5.00%, 8/1/2016	5,000,000	5,821,200
New York, Metropolitan Transportation Authority Revenue Series A 5.00%, 11/15/2015	6,525,000	7,502,445
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue Series BB 5.00%, 6/15/2013	5,375,000	5,775,921
New York, NY, City Transitional Finance Authority Revenue:
5.00%, 11/1/2012	2,000,000	2,099,880
5.00%, 11/1/2014	955,000	1,086,169
5.00%, 11/1/2014	395,000	450,557
5.00%, 11/1/2014	4,605,000	5,214,840
Series B 5.00%, 11/1/2014	9,245,000	10,469,315
Series B 5.00%, 11/1/2015	5,000,000	5,828,750
Series C 5.00%, 11/1/2015	9,865,000	11,500,124
Series E 5.00%, 11/1/2015	5,000,000	5,828,750
Series A 5.00%, 11/1/2016	1,500,000	1,777,230
New York, NY, General Obligation:
Series I-1 4.00%, 2/1/2013	1,040,000	1,089,889
Series C 4.00%, 8/1/2014	4,000,000	4,365,840
Series K 5.00%, 8/1/2013	5,000,000	5,413,300
New York, State Dormitory Authority:
5.00%, 3/15/2013	210,000	223,994
5.00%, 3/15/2013	700,000	746,543
5.00%, 10/1/2013 (a)	2,500,000	2,701,600
5.00%, 2/15/2014	1,000,000	1,103,490
5.00%, 3/15/2014	320,000	354,198
Series E 5.00%, 2/15/2015	250,000	285,020
5.00%, 6/15/2016	1,300,000	1,522,222
Series A 5.00%, 12/15/2016	4,265,000	5,050,357
New York, State Dormitory Authority, Personal Income Tax Revenue Series A 5.00%, 3/15/2014	3,980,000	4,405,343
New York, State Environmental Facilities Revenue:
Series A 3.50%, 12/15/2013	2,500,000	2,664,025
4.00%, 8/15/2015	1,400,000	1,576,246
Series A 5.00%, 12/15/2013	2,200,000	2,416,282
5.00%, 6/15/2016	3,690,000	4,313,426
New York, State General Obligation:
Series C 3.00%, 2/1/2014	15,000,000	15,757,650
Series A 3.00%, 3/1/2015	13,245,000	14,194,269
New York, State Local Government Assistance Corp. Revenue:
Series A 5.00%, 4/1/2013	8,520,000	9,118,445
Series C 5.00%, 4/1/2013	2,220,000	2,371,781
Series A 5.00%, 4/1/2014	1,005,000	1,113,550
Series A 5.00%, 4/1/2015	3,200,000	3,661,504
New York, State Power Authority Revenue Series C 5.00%, 11/15/2014	1,625,000	1,846,666
New York, State Thruway Authority Personal Income Tax Revenue:
Series A 3.50%, 3/15/2014	2,330,000	2,494,312
Series A 4.00%, 3/15/2013	5,000,000	5,264,200

SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

New York, State Thruway Authority, General Revenue 5.00%, 4/1/2014	$2,310,000	$2,541,370
New York, State Thruway Authority, Highway & Bridge Revenue Series B 5.00%, 4/1/2012 (a)	55,000	56,281
New York, State Urban Development Corp. Revenue:
4.00%, 1/1/2012	150,000	151,353
4.00%, 12/15/2012	2,395,000	2,498,225
Series A-1 5.00%, 12/15/2012	3,780,000	3,987,900
5.00%, 12/15/2013	1,400,000	1,537,634
5.00%, 1/1/2014	3,695,000	4,054,265
Series A 5.00%, 1/1/2014	2,780,000	3,050,299
Series A-1 5.00%, 1/1/2015	7,390,000	8,329,638
Series A-2 5.00%, 1/1/2015	2,610,000	2,941,862
Series B 5.00%, 1/1/2016	10,000,000	11,414,300
Series D 5.00%, 1/1/2016	2,075,000	2,368,467
New York, Triborough Bridge & Tunnel Authority Revenue:
Series A-1 4.00%, 11/15/2038 (b)	20,000,000	20,772,200
Series C 5.00%, 11/15/2012	1,500,000	1,577,280
Oyster Bay, NY, General Obligation 3.00%, 8/15/2016	4,430,000	4,785,773
Suffolk County, NY, General Obligation Series C 4.00%, 10/15/2013	500,000	534,420
Westchester County, NY, General Obligation Series A 2.00%, 10/15/2013	1,245,000	1,285,189

		252,371,063

NORTH CAROLINA — 3.1%
Charlotte, NC, Certificates of Participation 5.00%, 6/1/2014	5,455,000	5,999,627
Charlotte, NC, General Obligation 5.00%, 8/1/2015	550,000	638,814
Guilford County, NC, General Obligation Series A 4.00%, 2/1/2014	6,005,000	6,475,071
Mecklenburg County, NC, General Obligation Series A 3.00%, 8/1/2014	1,970,000	2,108,983
Mecklenburg County, NC, Public Facilities Corp. 5.00%, 3/1/2013	2,670,000	2,841,174
North Carolina, State Annual Appropriation Series A 5.00%, 5/1/2016	1,190,000	1,392,907
North Carolina, State Capital Improvement Obligation Series A 4.50%, 5/1/2014	1,745,000	1,915,155
North Carolina, State General Obligation:
5.00%, 6/1/2013	1,000,000	1,077,730
Series B 5.00%, 6/1/2015	1,125,000	1,300,163
Series A 5.00%, 3/1/2016	4,070,000	4,779,523
Series A 5.00%, 3/1/2016	5,000,000	5,871,650
Series A 5.00%, 5/1/2016	3,000,000	3,511,530
North Carolina, State Grant & Revenue Anticipation 5.00%, 3/1/2014	1,050,000	1,158,833
Wake County, NC, General Obligation 5.00%, 3/1/2013	3,000,000	3,198,480

		42,269,640

OHIO — 3.0%
Cincinnati, OH, City School District Certificates Participation 5.00%, 12/15/2011 (a)	500,000	504,560
Ohio, State Building Authority Revenue:
Series C 4.00%, 10/1/2015	3,145,000	3,492,177
Series C 4.00%, 10/1/2016	3,000,000	3,350,010
Ohio, State General Obligation:
Series A 5.00%, 6/15/2013	1,000,000	1,076,890
Series C 5.00%, 9/15/2015	10,000,000	11,589,500
5.00%, 7/1/2016	3,225,000	3,799,243
Series A 5.00%, 9/15/2016	1,000,000	1,178,730
Series C 5.00%, 9/15/2016	2,000,000	2,357,460
Ohio, State Highway Capital Improvements, General Obligation 5.00%, 5/1/2014	1,975,000	2,195,390
Ohio, State Major New State Infrastructure Project Revenue:
5.00%, 6/15/2012	375,000	387,349
Series 2007-1 5.00%, 6/15/2013 (a)	4,960,000	5,342,267
Series 2008-1 5.00%, 6/15/2013	3,000,000	3,231,210
5.00%, 6/15/2015	475,000	543,552
Ohio, State Water Development Authority Revenue 5.00%, 6/1/2013	2,670,000	2,869,663

		41,918,001

OKLAHOMA — 0.5%
Oklahoma, Grand River Dam Authority Revenue Series A 4.00%, 6/1/2016	880,000	980,654
Tulsa County, OK, Industrial Authority, Educational Facilities Lease Revenue 4.00%, 9/1/2013	5,410,000	5,712,365

		6,693,019

OREGON — 1.1%
Oregon, State Department of Transportation, Highway Revenue Series C 5.00%, 11/15/2016	2,500,000	2,969,575
Oregon, State General Obligation Series J 5.00%, 5/1/2016	1,000,000	1,175,390
Portland, OR, Sewer System Revenue Series A 5.00%, 3/1/2015	8,690,000	9,916,854
Salem-Keizer, OR, School District No. 24J, General Obligation Series A 4.00%, 6/15/2015	1,250,000	1,388,550

		15,450,369

SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

PENNSYLVANIA — 3.1%
Pennsylvania, Economic Development Financing Authority Revenue Series A 5.00%, 6/15/2014	$9,175,000	$9,873,217
Pennsylvania, Intergovernmental Cooperative Authority, Special Tax Revenue:
5.00%, 6/15/2014	2,000,000	2,216,080
5.00%, 6/15/2015	5,000,000	5,702,050
Pennsylvania, State General Obligation:
5.00%, 5/15/2013	3,350,000	3,598,905
5.00%, 7/1/2013	2,000,000	2,159,980
5.00%, 3/15/2014	8,920,000	9,884,787
Series A 5.00%, 2/15/2015	1,000,000	1,140,080
Pennsylvania, State Higher Educational Facilities Authority Revenue 5.00%, 6/15/2015	7,110,000	8,094,451

		42,669,550

RHODE ISLAND — 0.4%
Rhode Island, State & Providence Plantations, Consolidated Capital Development, General Obligation Series A 5.00%, 10/1/2014	4,995,000	5,597,597

SOUTH CAROLINA — 2.3%
South Carolina, State General Obligation:
Series A 4.00%, 6/1/2015	15,000,000	16,806,450
5.00%, 3/1/2016	5,000,000	5,871,650
South Carolina, State Public Service Authority Revenue:
Series B 5.00%, 1/1/2013	1,250,000	1,319,862
Series B 5.00%, 1/1/2014 (a)	2,500,000	2,746,000
Series E 5.00%, 1/1/2014	1,000,000	1,098,400
Series B 5.00%, 12/1/2016	3,500,000	4,155,200

		31,997,562

TENNESSEE — 1.2%
Memphis, TN, Electric System Revenue 5.00%, 12/1/2014	3,500,000	3,955,945
Murfreesboro, TN, General Obligation 5.00%, 6/1/2013	1,500,000	1,615,290
Nashville & Davidson County, Health & Educational Facilities Board Revenue 5.00%, 10/1/2014	1,000,000	1,126,970
Sevierville, TN, Public Building Authority Revenue 5.00%, 6/1/2014	1,000,000	1,099,290
Shelby County, TN, General Obligation 5.00%, 4/1/2013	1,600,000	1,710,880
Tennessee, Metropolitan Government of Nashville & Davidson County 5.00%, 7/1/2016	2,300,000	2,699,096
Tennessee, State General Obligation Series A 4.00%, 5/1/2013	150,000	158,674
Tennessee, State School Bond Authority:
3.00%, 5/1/2014	1,950,000	2,066,181
4.00%, 5/1/2015	2,000,000	2,213,740
5.00%, 5/1/2013 (a)	60,000	64,203

		16,710,269

TEXAS — 6.9%
Arlington, TX, Independent School District, General Obligation 5.00%, 2/15/2014 (a)	1,640,000	1,811,774
City of Austin TX Electric Utility Revenue 5.00%, 11/15/2013	1,945,000	2,123,823
Dallas County, TX, Community College District, General Obligation 5.00%, 2/15/2014	1,340,000	1,475,688
Dallas, TX, General Obligation 5.00%, 2/15/2013	1,000,000	1,063,080
Dallas, TX, Independent School District, General Obligation 5.00%, 2/15/2013	1,000,000	1,062,520
El Paso, TX, Independent School District, General Obligation Zero Coupon, 8/15/2013 (a)(c)	1,980,000	1,960,220
Fort Bend, TX, Independent School District, General Obligation 4.00%, 2/15/2013	1,000,000	1,048,530
Fort Worth, TX, Independent School District, General Obligation 5.00%, 2/15/2013	2,000,000	2,124,180
Frisco, TX, Refunding Improvement, General Obligation 5.00%, 2/15/2016	4,000,000	4,658,720
Houston, TX, General Obligation Series A 5.00%, 3/1/2013 (a)	2,500,000	2,657,375
Houston, TX, Utilities System Revenue:
Series C 5.00%, 11/15/2012	12,505,000	13,156,386
Series C 5.00%, 11/15/2015	4,685,000	5,423,543
Series E 5.00%, 11/15/2016	10,000,000	11,764,200
Lamar, TX, Consolidated Independent School District, General Obligation 5.00%, 2/15/2013 (a)	180,000	191,075
Lewisville, TX, Independent School District, General Obligation 5.00%, 8/15/2013 (a)	1,000,000	1,084,420
Northside, TX, Tollway Authority Revenue Series A 5.00%, 9/1/2016	1,100,000	1,267,893
San Antonio, TX, Electric and Gas Series A 5.00%, 2/1/2014	200,000	220,458
Texas State University, Revenue:
5.00%, 3/15/2015	400,000	454,328
5.00%, 3/15/2016	1,000,000	1,157,400
Texas, State General Obligation:
5.00%, 10/1/2012	1,500,000	1,569,255
Series B 5.00%, 4/1/2013	3,600,000	3,848,940
5.00%, 10/1/2015	3,495,000	4,068,669
Series A 5.00%, 10/1/2015	8,000,000	9,313,120
5.00%, 10/1/2016	4,000,000	4,746,720
Series A 5.00%, 10/1/2016	2,110,000	2,503,895
Texas, State Public Finance Authority Revenue 4.00%, 7/1/2013	6,670,000	7,086,875

SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

Texas, State Transportation Commission Revenue Series A 5.00%, 4/1/2013	$700,000	$747,971
University of Texas, Revenue:
Series A 3.25%, 8/15/2013	2,650,000	2,789,390
4.00%, 8/15/2012	200,000	206,430
Series A 5.00%, 8/15/2015	3,100,000	3,599,162

		95,186,040

UTAH — 0.8%
Utah, State General Obligation:
4.00%, 7/1/2013	2,000,000	2,127,520
Series A 5.00%, 7/1/2013	1,150,000	1,243,242
Series A 5.00%, 7/1/2015	6,800,000	7,885,348
Series C 5.00%, 7/1/2015	150,000	173,941

		11,430,051

VIRGINIA — 3.2%
Richmond, VA, General Obligation Series C 5.00%, 7/15/2016	2,000,000	2,350,820
Virginia, State Commonwealth Transportation Board 5.00%, 5/15/2016	16,170,000	18,949,946
Virginia, State Public Building Authority, Building Revenue Bonds:
Series B 5.00%, 8/1/2013	8,575,000	9,288,783
Series B 5.00%, 8/1/2014	1,500,000	1,683,960
Series B 5.00%, 8/1/2016	500,000	589,785
Virginia, State Public School Authority:
Series C 5.00%, 8/1/2013	8,570,000	9,291,508
Series B 5.00%, 8/1/2014	2,025,000	2,270,309

		44,425,111

WASHINGTON — 4.2%
Energy Northwest Washington, Electricity Revenue:
Series A 4.00%, 7/1/2014	1,375,000	1,499,836
Series A 5.00%, 7/1/2013	4,495,000	4,856,173
Series D 5.00%, 7/1/2014	850,000	950,206
Series C 5.00%, 7/1/2016	4,755,000	5,570,482
King County, WA, School District No 1:
Series A 5.00%, 6/1/2013	1,250,000	1,344,125
Series B 5.00%, 1/1/2016	4,500,000	5,208,615
Seattle, WA, General Obligation 5.00%, 5/1/2013	6,540,000	7,023,895
Seattle, WA, Municipal Light & Power Revenue:
5.00%, 4/1/2013	3,000,000	3,206,520
Series B 5.00%, 2/1/2015	7,540,000	8,554,809
Snohomish County, WA, Public Utility Revenue 4.00%, 12/1/2013	3,625,000	3,880,454
Washington, State General Obligation:
Series D 4.50%, 1/1/2016 (a)	1,500,000	1,712,640
Series R 5.00%, 1/1/2015	10,500,000	11,925,165
5.00%, 7/1/2016	1,240,000	1,457,670

		57,190,590

WISCONSIN — 2.2%
Milwaukee, WI, General Obligation 5.00%, 2/1/2015	8,825,000	9,994,136
Wisconsin, State General Obligation:
3.00%, 5/1/2013	1,000,000	1,041,350
Series C 4.00%, 5/1/2013	5,000,000	5,285,050
4.00%, 11/1/2016	1,950,000	2,217,891
Series C 5.00%, 5/1/2015	10,000,000	11,491,400

		30,029,827

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $1,338,845,559)		1,366,331,756

	Shares
SHORT TERM INVESTMENT — 0.7%
MONEY MARKET FUND — 0.7%
State Street Institutional Tax Free Money Market Fund 0.00% (d)(e)(f) (Cost $9,791,991)	9,791,991	9,791,991

TOTAL INVESTMENTS (g) — 99.8%
(Cost $1,348,637,550)		1,376,123,747
OTHER ASSETS & LIABILITIES — 0.2%		2,673,383

NET ASSETS — 100.0%		$1,378,797,130

(a)	Bond is insured by one of these companies:

		As a % of
	Insurance Coverage	Net Assets

	Assured Guaranty Municipal Corp.	4.69%
	Ambac Financial Group	0.62%
	National Public Finance Guarantee Corp.	0.59%
	Permanent School Fund Guaranteed	0.37%

(b)	Variable rate security. Rate shown is rate in effect at September 30, 2011. Maturity date disclosed is the ultimate maturity.
(c)	Non-income producing security.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)

SPDR Nuveen S&P VRDO Municipal Bond ETF
SCHEDULE OF INVESTMENTS
September 30, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

MUNICIPAL BONDS & NOTES — 99.0%
ALABAMA — 3.1%
Lower Alabama Gas District Series A 1.50%, 11/1/2027 (a)	$372,000	$372,000

CALIFORNIA — 7.5%
California, East Bay Municipal Utility District, Water System Revenue Series A 0.90%, 6/1/2025 (a)(b)	400,000	400,000
California, Eastern Municipal Water District, Certificates of Participation 0.28%, 7/1/2038 (a)	400,000	400,000
Huntington Beach Union High School District, Certificates of Participation 2.25%, 9/1/2037 (a)(b)	100,000	100,000

		900,000

COLORADO — 4.2%
Denver, CO, City & County Airport Revenue Series C 0.15%, 11/15/2022 (a)	500,000	500,000

ILLINOIS — 3.6%
Chicago, IL, Board of Education, General Obligation Series B 2.25%, 3/1/2032 (a)(b)	430,000	430,000

MASSACHUSETTS — 5.4%
Massachusetts, Health & Educational Facilities Authority Revenue Series A 0.40%, 11/1/2037 (a)	150,000	150,000
Massachusetts, State Water Resources Authority Revenue Series B 0.14%, 8/1/2031 (a)	500,000	500,000

		650,000

NEBRASKA — 0.9%
Nebraska, Central Plains Energy Project 0.16%, 8/1/2039 (a)	100,000	100,000

NEW MEXICO — 0.8%
New Mexico, Municipal Energy Acquisition Authority Gas Supply 0.16%, 11/1/2039 (a)	100,000	100,000

NEW YORK — 12.4%
New York, NY, City Municipal Water Finance Authority Revenue Series F-2 0.11%, 6/15/2033 (a)	400,000	400,000
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Series B-4 0.11%, 6/15/2033 (a)	100,000	100,000
New York, NY, City Transitional Finance Authority Revenue Series 3 1.00%, 11/1/2022 (a)	400,000	400,000
New York, NY, Metropolitan Transportation Authority Revenue 0.36%, 11/1/2035 (a)	100,000	100,000
New York, NY, Triborough Bridge & Tunnel Authority Revenue:
Series B-3 0.20%, 1/1/2032 (a)	390,000	390,000
Series B-4 0.30%, 1/1/2032 (a)	100,000	100,000

		1,490,000

NORTH CAROLINA — 3.3%
Charlotte, NC, Health Care Systems Revenue Series F 0.50%, 1/15/2042 (a)(b)	400,000	400,000

OHIO — 10.5%
Montgomery County, OH, Hospital Revenue Series A 2.60%, 8/1/2047 (a)(b)	400,000	400,000
Ohio, State Higher Educational Facility Commission Revenue 0.40%, 9/1/2036 (a)	385,000	385,000
Ohio, State University, General Receipts 3.00%, 12/1/2026 (a)(b)	480,000	480,000

		1,265,000

PENNSYLVANIA — 17.0%
Bethlehem Area School District 2.75%, 1/1/2032 (a)(b)	540,000	540,000
Emmaus, PA, General Authority Revenue Series A 0.14%, 3/1/2030 (a)	400,000	400,000
Lower Merion, PA, School District, General Obligation Series B 0.13%, 4/1/2027 (a)	100,000	100,000
Nazareth Area School District, General Obligation 2.20%, 2/1/2031 (a)(b)	500,000	500,000
North Penn Water Authority 2.60%, 11/1/2024 (a)(b)	500,000	500,000

		2,040,000

RHODE ISLAND — 3.4%
Rhode Island, Health & Educational Building Corp., Higher Educational Facility Revenue 0.41%, 11/1/2036 (a)	300,000	300,000
Rhode Island, Health & Educational Building Corp., Revenue 2.00%, 10/1/2033 (a)	110,000	110,000

		410,000

SOUTH DAKOTA — 3.3%
South Dakota Housing Development Authority Series D 0.36%, 5/1/2032 (a)	400,000	400,000

TENNESSEE — 1.6%
Metropolitan Government Nashville & Davidson County, TN, Industrial Development Board Revenue 0.26%, 12/1/2031 (a)	187,000	187,000

TEXAS — 11.7%
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue Series C 0.15%, 6/1/2024 (a)	400,000	400,000
Harris County, TX, Health Facilities Development Authority Revenue Series C 0.41%, 11/15/2047 (a)	400,000	400,000
Katy, TX, Independent School District, General Obligation Series C 0.21%, 8/15/2036 (a)	300,000	300,000
Texas, State General Obligation Series B 2.15%, 4/1/2030 (a)	300,000	300,000

		1,400,000

SPDR Nuveen S&P VRDO Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

VIRGINIA — 3.3%
Virginia Small Business Financing Authority Revenue 0.36%, 10/1/2024 (a)	$400,000	$400,000

WASHINGTON — 5.8%
State of Washington Series 96A 0.28%, 6/1/2020 (a)	400,000	400,000
Washington Health Care Facilities Authority 0.25%, 8/15/2041 (a)(b)	300,000	300,000

		700,000

WEST VIRGINIA — 1.2%
West Virginia Hospital Finance Authority Revenue Series A-1 0.40%, 10/1/2033 (a)	145,000	145,000

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $11,889,000)		11,889,000

	Shares
SHORT TERM INVESTMENT — 0.1%
MONEY MARKET FUND — 0.1%
State Street Institutional Tax Free Money Market Fund 0.00% (c)(d)(e) (Cost $11,478)	11,478	11,478

TOTAL INVESTMENTS — 99.1% (f)
(Cost $11,900,478)		11,900,478
OTHER ASSETS & LIABILITIES — 0.9%		112,569

NET ASSETS — 100.0%		$12,013,047

(a)	Variable rate security. Rate shown is rate in effect at September 30, 2011. Maturity date disclosed is the ultimate maturity.
(b)	Bond is insured by one of these companies:

As a % of
	Insurance Coverage	Net Assets

	Assured Guaranty Municipal Corp.	33.71%

(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)

SPDR Nuveen S&P High Yield Municipal Bond ETF
SCHEDULE OF INVESTMENTS
September 30, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

MUNICIPAL BONDS & NOTES — 97.7%
ALABAMA — 2.2%
Jefferson County, AL, Limited Obligation, School Warrant Series A 5.00%, 1/1/2024	$1,000,000	$927,620

CALIFORNIA — 9.9%
California, Golden State Tobacco Securitization Corp., Revenue Series A-1 5.00%, 6/1/2033	1,000,000	702,880
California, Health Facilities Financing Authority Revenue Series A 5.00%, 4/1/2037	1,000,000	983,020
California, Municipal Finance Authority Revenue Series A 5.50%, 7/1/2030	655,000	656,290
California, State General Obligation 5.00%, 2/1/2025	1,000,000	1,050,700
San Benito, CA, Health Care District Revenue 5.40%, 10/1/2020	1,000,000	872,560

		4,265,450

COLORADO — 8.3%
Colorado, E-470 Public Highway Authority Revenue Series C1 5.50%, 9/1/2024	1,000,000	1,001,000
Colorado, Health Facilities Authority Revenue Series A 5.90%, 8/1/2037	1,000,000	837,780
Denver, CO, City & County Special Facilities, Airport Revenue Series A 5.25%, 10/1/2032	1,000,000	831,420
Metropolitan District, CO, Compark Business Campus, General Obligation Series A 5.75%, 12/1/2027	1,000,000	899,660

		3,569,860

CONNECTICUT — 2.6%
Harbor Point Infrastructure Improvement District, CT, Special Obligation Revenue Series A 7.88%, 4/1/2039	1,000,000	1,104,060

FLORIDA — 9.6%
Escambia County, FL, Health Facilities Authority, Revenue Series A 5.75%, 8/15/2029	1,000,000	986,750
Hillsborough County, FL, Industrial Development Authority, Hospital Revenue 5.25%, 10/1/2026	1,000,000	1,010,060
Lee County, FL, Industrial Development Authority, Revenue Series A 5.38%, 6/15/2037	1,000,000	812,400
Madison County, FL, Revenue Series A 6.00%, 7/1/2025	750,000	687,885
Tolomato, FL, Community Development District 6.65%, 5/1/2040	1,000,000	623,460

		4,120,555

GUAM — 4.7%
Guam Government Waterworks Authority, Water & Wastewater System Revenue 5.63%, 7/1/2040	1,000,000	959,380
Guam Government, General Obligation Series A 6.75%, 11/15/2029	1,000,000	1,046,280

		2,005,660

HAWAII — 2.3%
Hawaii, Pacific Health Special Purpose Revenue Series B 5.75%, 7/1/2040	1,000,000	995,720

ILLINOIS — 7.1%
Cook County, IL, Revenue 6.50%, 10/15/2040	1,000,000	1,037,500
Illinois, Finance Authority Revenue:
6.13%, 5/15/2027	1,000,000	1,021,050
7.13%, 2/1/2034	1,000,000	978,570

		3,037,120

INDIANA — 4.3%
Indiana, Finance Authority, Hospital Revenue 5.50%, 8/15/2040	1,000,000	921,450
Vigo County, IN, Hospital Authority Revenue 5.75%, 9/1/2042 (a)	1,000,000	909,130

		1,830,580

LOUISIANA — 3.6%
Louisiana, St. John’s Baptist Parish, Revenue Series A 5.13%, 6/1/2037	500,000	491,135
Louisiana, State Environmental Facilities & Community Development Revenue Series A-1 6.50%, 11/1/2035	1,000,000	1,041,670

		1,532,805

MICHIGAN — 5.5%
Conner Creek Academy East, MI, Public School Academy Revenue 5.00%, 11/1/2026	1,000,000	783,210
Detroit, MI, General Obligation Series A-1 5.00%, 4/1/2016	1,000,000	915,930
Michigan, Kent Hospital Finance Authority, Revenue Series A 5.25%, 7/1/2030	740,000	651,799

		2,350,939

MINNESOTA — 2.1%
St. Paul, MN, Housing & Redevelopment Authority, Lease Revenue Series A 6.63%, 12/1/2023	890,000	891,202

NEVADA — 0.4%
Las Vegas, NV, Local Improvement Bonds 6.25%, 6/1/2024	200,000	193,530

NEW JERSEY — 5.7%
New Jersey, Economic Development Authority, Revenue:
6.40%, 9/15/2023	1,000,000	983,350
7.10%, 11/1/2031	1,000,000	801,430

SPDR Nuveen S&P High Yield Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

New Jersey, Tobacco Settlement Financing Corp., Revenue Series 1A 4.75%, 6/1/2034	$1,000,000	$650,930

		2,435,710

NEW YORK — 8.0%
Chautauqua County, NY, Industrial Development Agency, Exempt Facility Revenue 5.88%, 4/1/2042	1,000,000	999,010
New York, NY, Industrial Development Agency Revenue:
5.00%, 1/1/2031 (b)	1,000,000	903,560
Series A 6.50%, 3/1/2035	1,000,000	1,004,090
New York, NY, Industrial Development Agency Revenue, Civic Facility Revenue 5.75%, 10/1/2037	1,000,000	545,020

		3,451,680

OHIO — 1.7%
Buckeye, OH, Tobacco Settlement Financing Authority Series A-2 5.88%, 6/1/2030	1,000,000	750,290

OKLAHOMA — 2.4%
Tulsa County, OK, Industrial Authority, Senior Living Community Revenue Series A 7.13%, 11/1/2030	1,000,000	1,040,750

PUERTO RICO — 4.8%
Puerto Rico, Electric Power Authority, Revenue Series XX 5.25%, 7/1/2040	1,000,000	1,013,220
Puerto Rico, Sales Tax Financing Corp., Revenue Series A 5.38%, 8/1/2039	1,000,000	1,035,580

		2,048,800

TENNESSEE — 1.7%
Tennessee Energy Acquisition Corp., Gas Revenue Series A 5.25%, 9/1/2019	715,000	713,592

TEXAS — 6.7%
Central Texas Regional Mobility, Authority Revenue 5.75%, 1/1/2025	1,000,000	1,035,080
Texas, Brazos River Authority, Pollution Control Revenue Series D 5.40%, 10/1/2029	1,000,000	807,750
Travis County, TX, Health Facilities Development Corp., Revenue 7.13%, 11/1/2040	1,000,000	1,047,190

		2,890,020

VIRGIN ISLANDS — 4.1%
Virgin Islands, Public Finance Authority Revenue:
5.00%, 10/1/2031	775,000	753,052
6.50%, 7/1/2021	1,000,000	1,000,930

		1,753,982

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $39,273,099)		41,909,925

	Shares
SHORT TERM INVESTMENT — 0.4%
MONEY MARKET FUND — 0.4%
State Street Institutional Tax Free Money Market Fund 0.00% (c)(d)(e) (Cost $185,958)	185,958	185,958

TOTAL INVESTMENTS — 98.1% (f)
(Cost $39,459,057)		42,095,883
OTHER ASSETS & LIABILITIES — 1.9%		826,166

NET ASSETS — 100.0%		$42,922,049

(a)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 2.1% of net assets as of September 30, 2011, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Bond is insured by one of these companies:

As a % of
	Insurance Coverage	Net Assets

	Ambac Financial Group	2.11%

(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)

SPDR Nuveen Barclays Capital Build America Bond ETF
SCHEDULE OF INVESTMENTS
September 30, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

MUNICIPAL BONDS & NOTES — 98.4%
ARIZONA — 0.9%
Arizona, Salt River Project, Agricultural Improvement & Power District Revenue 4.84%, 1/1/2041	$175,000	$190,022
Phoenix, AZ, General Obligation 5.27%, 7/1/2034	100,000	113,871

		303,893

CALIFORNIA — 34.9%
California, State General Obligation:
6.65%, 3/1/2022	450,000	521,091
7.30%, 10/1/2039	800,000	951,296
7.35%, 11/1/2039	200,000	238,336
7.50%, 4/1/2034	600,000	722,352
7.55%, 4/1/2039	1,025,000	1,255,891
7.63%, 3/1/2040	275,000	338,998
7.70%, 11/1/2030	800,000	911,272
7.95%, 3/1/2036	325,000	368,764
California, State Public Works Board, Lease Revenue 8.36%, 10/1/2034	100,000	120,244
East Bay, CA, Municipal Utility District, Water System Revenue 5.87%, 6/1/2040	150,000	185,525
Los Angeles County, CA, Metropolitan Transportation Authority, Sales Tax Revenue 5.74%, 6/1/2039	200,000	235,760
Los Angeles County, CA, Public Works Financing Authority, Lease Revenue:
7.49%, 8/1/2033	100,000	123,182
7.62%, 8/1/2040	25,000	30,921
Los Angeles, CA, Community College District, General Obligation:
6.60%, 8/1/2042	125,000	161,583
6.75%, 8/1/2049	200,000	268,082
Los Angeles, CA, Department of Water & Power Revenue:
5.72%, 7/1/2039	100,000	116,103
6.17%, 7/1/2040	100,000	108,064
6.57%, 7/1/2045	200,000	259,600
6.60%, 7/1/2050	150,000	199,684
Los Angeles, CA, Department of Water & Power Waterworks Revenue 6.01%, 7/1/2039	100,000	117,171
Los Angeles, CA, Unified School District, General Obligation:
5.75%, 7/1/2034	375,000	421,121
5.76%, 7/1/2029	50,000	55,822
6.76%, 7/1/2034	450,000	559,899
Orange County, CA, Local Transportation Authority, Sales Tax Revenue Series A 6.91%, 2/15/2041	100,000	134,713
Sacramento, CA, Municipal Utility District, Electricity Revenue 6.16%, 5/15/2036	50,000	56,849
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue 5.91%, 4/1/2048	135,000	169,574
San Diego County, CA, Water Authority Revenue 6.14%, 5/1/2049	200,000	250,182
San Francisco, CA, Bay Area Toll Authority, Toll Bridge Revenue:
6.26%, 4/1/2049	480,000	624,653
6.79%, 4/1/2030	200,000	244,510
6.91%, 10/1/2050	150,000	194,846
6.92%, 4/1/2040	350,000	450,016
San Francisco, CA, City & County Public Utilities Commission, Water Revenue:
6.00%, 11/1/2040	100,000	117,336
6.00%, 11/1/2040	125,000	151,606
6.95%, 11/1/2050	150,000	198,938
Santa Clara Valley, CA, Transportation Authority, Sales Tax Revenue 5.88%, 4/1/2032	195,000	233,138
Southern California, Metropolitan Water District Revenue 6.95%, 7/1/2040	100,000	117,016
University of California, Revenue:
5.95%, 5/15/2045	150,000	166,932
6.55%, 5/15/2048	250,000	301,930
6.58%, 5/15/2049	300,000	371,943

		12,054,943

COLORADO — 1.1%
Colorado, Bridge Enterprise Revenue Series A 6.08%, 12/1/2040	100,000	126,157
Colorado, Regional Transportation District, Sales Tax Revenue 5.84%, 11/1/2050	100,000	128,196
Denver, CO, General Obligation 5.65%, 8/1/2030	100,000	108,646

		362,999

CONNECTICUT — 0.7%
Connecticut, State General Obligation:
5.09%, 10/1/2030	125,000	134,674
5.63%, 12/1/2029	75,000	86,035

		220,709

DISTRICT OF COLUMBIA — 1.2%
District of Columbia, Income Tax Revenue:
5.58%, 12/1/2035	100,000	121,692
5.59%, 12/1/2034	100,000	120,810
District of Columbia, Water & Sewer Authority Revenue 5.52%, 10/1/2044	100,000	116,431
Metropolitan Washington, DC, Airport Authority, Dules Road Revenue 7.46%, 10/1/2046	50,000	57,456

		416,389

GEORGIA — 3.0%
Georgia, Municipal Electric Authority Revenue:
6.64%, 4/1/2057	285,000	304,528
6.66%, 4/1/2057	425,000	448,902
7.06%, 4/1/2057	175,000	181,097

SPDR Nuveen Barclays Capital Build America Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

Georgia, State General Obligation 4.50%, 11/1/2025	$100,000	$112,692

		1,047,219

ILLINOIS — 5.6%
Chicago, IL, Metropolitan Water Reclamation District, General Obligation 5.72%, 12/1/2038	250,000	303,838
Chicago, IL, O’Hare International Airport Revenue 6.40%, 1/1/2040	200,000	239,744
Chicago, IL, Transit Authority, Sales Tax Revenue 6.20%, 12/1/2040	200,000	222,570
Chicago, IL, Waste Water Transmission Revenue 6.90%, 1/1/2040	100,000	127,555
Chicago, IL, Water Revenue 6.74%, 11/1/2040	65,000	83,365
Cook County, IL, General Obligation 6.23%, 11/15/2034	100,000	115,716
Illinois, State General Obligation:
6.63%, 2/1/2035	60,000	62,976
7.35%, 7/1/2035	450,000	506,389
Illinois, State Toll Highway Authority Revenue 5.85%, 12/1/2034	245,000	266,065

		1,928,218

INDIANA — 0.4%
Indianapolis, IN, Public Improvement Revenue 6.12%, 1/15/2040	100,000	126,545

KANSAS — 0.2%
Kansas, State Department of Transportation, Highway Revenue 4.60%, 9/1/2035	75,000	81,416

KENTUCKY — 0.4%
Louisville & Jefferson County, KY, Metropolitan Sewer District Revenue 6.25%, 5/15/2043	100,000	128,107

LOUISIANA — 0.3%
East Baton Rouge, LA, Sewer Commission Revenue 6.09%, 2/1/2045	100,000	108,995

MASSACHUSETTS — 2.8%
Massachusetts, State General Obligation:
Series E 4.20%, 12/1/2021	115,000	126,040
4.91%, 5/1/2029	200,000	225,862
5.46%, 12/1/2039	250,000	297,223
Massachusetts, State School Building Authority Revenue 5.72%, 8/15/2039	175,000	216,291
Massachusetts, State Water Pollution Abatement Trust 5.19%, 8/1/2040	100,000	114,699

		980,115

MISSISSIPPI — 0.4%
Mississippi, State General Obligation 5.25%, 11/1/2034	125,000	140,571

MISSOURI — 1.1%
Missouri, State Highways & Transportation Commission, State Road Revenue 5.45%, 5/1/2033	130,000	154,250
University of Missouri, Revenue:
5.79%, 11/1/2041	100,000	127,474
5.96%, 11/1/2039	85,000	103,800

		385,524

NEVADA — 0.9%
Clark County, NV, Airport Revenue 6.88%, 7/1/2042	265,000	291,375
Las Vegas Valley, NV, Water District, General Obligation 7.01%, 6/1/2039	25,000	32,539

		323,914

NEW JERSEY — 6.6%
New Jersey, State Transportation Trust Revenue:
5.75%, 12/15/2028	140,000	152,375
6.10%, 12/15/2028	225,000	239,555
6.56%, 12/15/2040	200,000	249,620
New Jersey, State Turnpike Authority Revenue:
7.10%, 1/1/2041	635,000	850,068
7.41%, 1/1/2040	485,000	668,131
Rutgers University, Revenue 5.67%, 5/1/2040	100,000	122,074

		2,281,823

NEW YORK — 14.8%
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue:
5.44%, 6/15/2043	225,000	266,724
5.72%, 6/15/2042	200,000	246,490
5.75%, 6/15/2041	250,000	308,255
5.95%, 6/15/2042	150,000	186,576
6.01%, 6/15/2042	50,000	63,632
6.28%, 6/15/2042	100,000	114,487
New York, NY, City Transitional Finance Authority Revenue:
5.51%, 8/1/2037	150,000	176,886
5.57%, 11/1/2038	200,000	237,064
6.83%, 7/15/2040	165,000	214,988
New York, NY, General Obligation:
5.85%, 6/1/2040	150,000	183,003
5.99%, 12/1/2036	190,000	228,994
6.25%, 6/1/2035	150,000	167,192
6.27%, 12/1/2037	220,000	275,317
6.65%, 12/1/2031	100,000	115,202
New York, NY, Metropolitan Transportation Authority Revenue:
6.09%, 11/15/2040	100,000	120,740
6.55%, 11/15/2031	75,000	89,583
6.67%, 11/15/2039	125,000	152,736
6.69%, 11/15/2040	100,000	122,072
6.81%, 11/15/2040	300,000	376,809

SPDR Nuveen Barclays Capital Build America Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

New York, NY, Metropolitan Transportation Authority, Dedicated Tax Fund 7.34%, 11/15/2039	$230,000	$323,490
New York, State Dormitory Authority, State Personal Income Tax Revenue:
5.39%, 3/15/2040	25,000	28,290
5.43%, 3/15/2039	255,000	287,461
5.60%, 3/15/2040	350,000	418,194
New York, State Urban Development Corp. Revenue 5.77%, 3/15/2039	350,000	412,601

		5,116,786

NORTH CAROLINA — 0.1%
North Carolina, Turnkpike Authority Revenue Series B 6.70%, 1/1/2039	30,000	34,225

OHIO — 4.6%
Ohio State University, General Receipts Revenue 4.91%, 6/1/2040	240,000	270,588
Ohio, American Municipal Power, Inc. Revenue:
5.94%, 2/15/2047	325,000	359,268
7.50%, 2/15/2050	100,000	130,023
7.83%, 2/15/2041	350,000	471,513
8.08%, 2/15/2050	100,000	142,141
Ohio, Northeast Regional Sewer District, Wastewater Revenue 6.04%, 11/15/2040	100,000	110,892
Ohio, State Water Development Authority, Water Quality Loan Fund 4.88%, 12/1/2034	100,000	110,229

		1,594,654

OREGON — 0.3%
Oregon, State Department of Transportation Revenue 5.83%, 11/15/2034	80,000	98,503

PENNSYLVANIA — 2.2%
Pennsylvania, State General Obligation:
4.65%, 2/15/2026	100,000	115,819
5.35%, 5/1/2030	100,000	106,326
5.85%, 7/15/2030	150,000	165,995
Pennsylvania, Turnpike Commission Revenue:
5.51%, 12/1/2045	175,000	197,473
5.56%, 12/1/2049	125,000	142,636
6.11%, 12/1/2039	35,000	42,048

		770,297

PUERTO RICO — 0.3%
Puerto Rico, Electric Power Authority Revenue 6.13%, 7/1/2040	100,000	101,818

SOUTH CAROLINA — 0.6%
South Carolina, State Public Service Authority Revenue Series C 6.45%, 1/1/2050	150,000	200,361

TENNESSEE — 0.5%
Nashville & Davidson County, TN, Convention Center Authority Revenue 6.73%, 7/1/2043	150,000	177,407

TEXAS — 11.2%
Dallas County, TX, Hospital District General Obligation 5.62%, 8/15/2044	150,000	183,406
Dallas, TX, Area Rapid Transit, Sales Tax Revenue:
4.92%, 12/1/2041	115,000	127,917
5.02%, 12/1/2048	125,000	141,464
6.00%, 12/1/2044	200,000	255,392
6.25%, 12/1/2034	100,000	112,354
Dallas, TX, Convention Center Hotel Development Corp. Revenue 7.09%, 1/1/2042	175,000	195,172
Dallas, TX, Independent School District, General Obligation 6.45%, 2/15/2035	225,000	267,646
North, TX, Tollway Authority Revenue:
6.72%, 1/1/2049	300,000	380,322
8.91%, 2/1/2030	60,000	67,713
San Antonio, TX, Electric & Gas Revenue:
5.72%, 2/1/2041	100,000	122,708
5.99%, 2/1/2039	195,000	245,823
Texas, State General Obligation:
4.63%, 4/1/2033	100,000	110,345
4.68%, 4/1/2040	150,000	167,150
5.52%, 4/1/2039	370,000	463,085
Texas, State Transportation Commission, Revenue:
5.03%, 4/1/2026	300,000	353,184
Series B 5.18%, 4/1/2030	150,000	177,002
University of Texas, Revenue:
5.13%, 8/15/2042	210,000	237,688
5.26%, 7/1/2039	200,000	239,334

		3,847,705

UTAH — 0.7%
Utah, State General Obligation 4.55%, 7/1/2024	100,000	113,426
Utah, Transport Authority Sales Tax Revenue 5.94%, 6/15/2039	105,000	137,147

		250,573

VIRGINIA — 0.7%
University of Virginia, Revenue 6.20%, 9/1/2039	100,000	137,735
Virginia, Commonwealth Transportation Board Revenue 5.35%, 5/15/2035	95,000	108,550

		246,285

WASHINGTON — 1.9%
Central Puget Sound, WA, Regional Transit Authority, Sales & Use Tax Revenue 5.49%, 11/1/2039	125,000	151,100

SPDR Nuveen Barclays Capital Build America Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

Washington, State Convention Center, Public Facilities Revenue 6.79%, 7/1/2040	$100,000	$122,942
Washington, State General Obligation 5.14%, 8/1/2040	325,000	376,116

		650,158

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $29,346,372)		33,980,152

	Shares
SHORT TERM INVESTMENT — 0.1%
MONEY MARKET FUND — 0.1%
State Street Institutional Liquid Reserves Fund 0.09% (a)(b)(c) (Cost $37,773)	37,773	37,773

TOTAL INVESTMENTS — 98.5% (d)
(Cost $29,384,145)		34,017,925
OTHER ASSETS & LIABILITIES — 1.5%		517,331

NET ASSETS — 100.0%		$34,535,256

(a)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(b)	The rate shown is the annualized seven-day yield at period end.
(c)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(d)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)

SPDR DB International Government Inflation-Protected Bond ETF
SCHEDULE OF INVESTMENTS
September 30, 2011 (Unaudited)

	Principal
Security Description	Amount		Value

FOREIGN GOVERNMENT OBLIGATIONS — 99.2%
AUSTRALIA — 4.5%
Commonwealth of Australia:
3.00%, 9/20/2025 (a)	AUD	19,078,080	$21,043,123
4.00%, 8/20/2015	AUD	13,007,862	13,754,363
4.00%, 8/20/2020	AUD	20,162,928	23,132,123

			57,929,609

BRAZIL — 4.2%
Federal Republic of Brazil:
6.00%, 5/15/2017	BRL	49,559,803	27,324,289
6.00%, 8/15/2024	BRL	31,815,608	17,419,035
6.00%, 5/15/2035	BRL	16,204,197	8,931,303

			53,674,627

CANADA — 4.6%
Government of Canada:
2.00%, 12/1/2041	CAD	8,868,558	10,961,335
3.00%, 12/1/2036	CAD	8,348,963	11,953,748
4.00%, 12/1/2031	CAD	9,329,504	14,447,772
4.25%, 12/1/2021	CAD	7,640,664	10,264,102
4.25%, 12/1/2026	CAD	8,179,858	12,145,644

			59,772,601

CHILE — 4.4%
Republic of Chile:
3.00%, 5/1/2017	CLP	2,047,180,170	4,127,387
3.00%, 1/1/2018	CLP	12,657,296,750	25,367,882
3.00%, 3/1/2028	CLP	3,455,992,330	6,849,926
3.00%, 1/1/2030	CLP	6,823,933,900	13,628,023
3.00%, 2/1/2031	CLP	1,188,685,260	2,372,257
5.00%, 1/1/2016	CLP	1,761,015,200	3,827,715

			56,173,190

FRANCE — 16.8%
Republic of France:
1.00%, 7/25/2017	EUR	31,329,463	43,722,441
1.60%, 7/25/2015	EUR	25,871,860	36,765,510
1.80%, 7/25/2040	EUR	8,920,420	13,429,886
2.25%, 7/25/2020	EUR	44,262,741	66,861,223
2.50%, 7/25/2013	EUR	8,307,326	11,674,816
3.15%, 7/25/2032	EUR	14,934,116	26,748,535
3.40%, 7/25/2029	EUR	9,656,049	17,367,526

			216,569,937

GERMANY — 4.6%
Federal Republic of Germany:
1.50%, 4/15/2016	EUR	21,303,801	30,899,991
1.75%, 4/15/2020	EUR	12,474,886	18,810,503
2.25%, 4/15/2013	EUR	6,983,631	9,764,882

			59,475,376

ISRAEL — 4.7%
State of Israel:
4.00%, 7/30/2021	ILS	64,386,696	19,757,640
4.00%, 7/31/2024	ILS	58,530,591	18,196,289
5.00%, 4/30/2015	ILS	75,199,073	22,676,806

			60,630,735

ITALY — 4.4%
Republic of Italy:
2.15%, 9/15/2014	EUR	18,638,273	23,907,918
2.35%, 9/15/2035	EUR	5,660,988	5,279,907
2.60%, 9/15/2023	EUR	25,346,253	27,414,801

			56,602,626

JAPAN — 4.9%
Government of Japan 10 Year Bond 1.10%, 12/10/2016 (b)	JPY	4,740,780,600	62,827,029

MEXICO — 4.3%
United Mexican States:
3.50%, 12/19/2013	MXN	79,688,583	6,090,218
4.50%, 11/22/2035	MXN	298,936,596	24,534,187
5.00%, 6/16/2016	MXN	293,892,667	24,641,926

			55,266,331

POLAND — 3.9%
Republic of Poland:
2.75%, 8/25/2023	PLN	61,052,462	17,717,876
3.00%, 8/24/2016	PLN	104,391,465	32,052,296

			49,770,172

SOUTH AFRICA — 4.3%
Republic of South Africa:
3.45%, 12/7/2033	ZAR	210,611,786	30,267,969
6.25%, 3/31/2013	ZAR	186,953,760	25,284,146

			55,552,115

SOUTH KOREA — 3.9%
Republic of South Korea:
2.75%, 3/10/2017	KRW	23,684,412,259	22,112,610
2.75%, 6/10/2020	KRW	29,189,429,000	28,672,585

			50,785,195

SWEDEN — 5.1%
Kingdom of Sweden:
3.50%, 12/1/2015	SEK	106,589,819	17,688,496
3.50%, 12/1/2028	SEK	84,220,166	18,475,860
4.00%, 12/1/2020	SEK	152,787,512	29,812,687

			65,977,043

TURKEY — 4.4%
Republic of Turkey:
4.00%, 4/1/2020	TRY	33,186,554	18,900,514
9.00%, 5/21/2014	TRY	61,189,415	38,271,150

			57,171,664

UNITED KINGDOM — 20.2%
United Kingdom Treasury Bond:
0.63%, 11/22/2042	GBP	2,596,116	4,432,179
0.75%, 11/22/2047	GBP	6,416,753	11,450,787
1.13%, 11/22/2037	GBP	13,851,403	26,020,068
1.25%, 11/22/2017	GBP	8,878,605	15,806,168
1.25%, 11/22/2027	GBP	46,213,467	84,991,021
1.25%, 11/22/2055	GBP	6,582,322	14,009,958
1.88%, 11/22/2022	GBP	22,740,403	43,752,703
2.00%, 1/26/2035	GBP	8,250,970	17,827,027
2.50%, 7/26/2016	GBP	4,812,214	8,807,204
2.50%, 4/16/2020	GBP	1,937,588	3,818,797

SPDR DB International Government Inflation-Protected Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

	Principal
Security Description	Amount		Value

4.13%, 7/22/2030	GBP	10,896,500	$29,195,237

			260,111,149

TOTAL FOREIGN GOVERNMENT OBLIGATIONS —
(Cost $1,247,709,774)			1,278,289,399

	Shares
SHORT TERM INVESTMENTS — 0.9%
MONEY MARKET FUNDS — 0.9%
State Street Navigator Securities Lending Prime Portfolio (c)(d)		11,686,129	11,686,129
State Street Institutional Liquid Reserves Fund 0.09% (d)(e)(f)		1	1

TOTAL SHORT TERM INVESTMENTS —
(Cost $11,686,130)			11,686,130

TOTAL INVESTMENTS — 100.1% (g)
(Cost $1,259,395,904)			1,289,975,529
OTHER ASSETS & LIABILITIES — (0.1)%			(992,793)

NET ASSETS — 100.0%			$1,288,982,736

(a)	A portion of the security was on loan at September 30, 2011.
(b)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)

AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CLP — Chilean Peso
EUR — Euro Currency
GBP — Great British Pound
ILS — Israeli Shekel
JPY — Japanese Yen
KRW — South Korean Won
MXN — Mexican Peso
PLN — Polish Zloty
SEK — Swedish Krona
TRY — Turkish Lira
ZAR — South African Rand

SPDR Barclays Capital Short Term International Treasury Bond ETF
SCHEDULE OF INVESTMENTS
September 30, 2011 (Unaudited)

	Principal
Security Description	Amount		Value

FOREIGN GOVERNMENT OBLIGATIONS — 92.2%
AUSTRALIA — 3.0%
Commonwealth of Australia:
4.75%, 11/15/2012	AUD	1,580,000	$1,552,218
5.50%, 12/15/2013 (a)	AUD	2,050,000	2,071,494
6.25%, 6/15/2014	AUD	825,000	855,532
6.50%, 5/15/2013	AUD	2,775,000	2,815,773

			7,295,017

AUSTRIA — 2.6%
Austria Government Bond 4.30%, 7/15/2014	EUR	1,750,000	2,539,540
Republic of Austria:
3.80%, 10/20/2013 (b)	EUR	2,200,000	3,113,201
4.13%, 1/15/2014	EUR	600,000	855,092

			6,507,833

BELGIUM — 3.0%
Kingdom of Belgium:
4.00%, 3/28/2013	EUR	1,525,000	2,119,752
4.00%, 3/28/2014	EUR	1,555,000	2,177,934
8.00%, 12/24/2012	EUR	2,118,000	3,067,922

			7,365,608

BELGIUM — 1.0%
Kingdom of Belgium 4.25%, 9/28/2013	EUR	1,800,000	2,525,429

CANADA — 3.8%
Government of Canada:
1.75%, 3/1/2013	CAD	2,800,000	2,720,223
2.00%, 9/1/2012	CAD	—	—
2.00%, 3/1/2014	CAD	1,200,000	1,180,204
2.50%, 9/1/2013	CAD	1,600,000	1,582,650
3.00%, 6/1/2014	CAD	2,150,000	2,171,231
3.50%, 6/1/2013	CAD	1,650,000	1,651,678

			9,305,986

DENMARK — 2.5%
Kingdom of Denmark:
4.00%, 11/15/2012	DKK	13,740,000	2,568,724
5.00%, 11/15/2013	DKK	17,550,000	3,450,231

			6,018,955

FRANCE — 4.5%
French Treasury Note 3.00%, 7/12/2014	EUR	1,600,000	2,252,275
Republic of France:
3.75%, 1/12/2013	EUR	735,000	1,022,440
4.00%, 4/25/2013	EUR	850,000	1,194,559
4.00%, 10/25/2013	EUR	1,650,000	2,346,589
4.00%, 4/25/2014	EUR	1,000,000	1,437,900
4.50%, 7/12/2013	EUR	900,000	1,282,952
4.75%, 10/25/2012	EUR	1,075,000	1,503,151

			11,039,866

GERMANY — 9.1%
Bundesrepublik Deutschland 4.25%, 7/4/2014	EUR	2,525,000	3,715,731
Federal Republic of Germany:
0.75%, 9/14/2012	EUR	—	—
1.00%, 12/14/2012	EUR	1,700,000	2,295,488
1.50%, 3/15/2013	EUR	2,200,000	2,994,688
2.25%, 4/11/2014	EUR	1,650,000	2,306,785
3.75%, 7/4/2013	EUR	2,400,000	3,400,759
4.00%, 10/11/2013	EUR	2,925,000	4,197,381
4.50%, 1/4/2013	EUR	2,450,000	3,454,292

			22,365,124

HUNGARY — 1.9%
Hungary Government Bond 7.50%, 10/24/2013	HUF	155,000,000	717,058
Republic of Hungary:
5.50%, 2/12/2014	HUF	342,500,000	1,509,187
6.00%, 10/24/2012	HUF	113,500,000	516,868
6.75%, 2/12/2013	HUF	402,750,000	1,839,209

			4,582,322

ITALY — 9.9%
Italy Buoni Poliennali Del 4.25%, 8/1/2014	EUR	2,000,000	2,665,690
Republic of Italy:
Zero Coupon, 12/31/2012 (c)	EUR	2,400,000	3,065,516
Zero Coupon, 4/30/2013 (c)	EUR	735,000	923,628
2.25%, 11/1/2013	EUR	2,500,000	3,216,424
3.00%, 4/1/2014	EUR	2,200,000	2,851,883
3.50%, 6/1/2014	EUR	950,000	1,244,789
3.75%, 12/15/2013	EUR	775,000	1,025,988
4.25%, 10/15/2012	EUR	1,035,000	1,394,909
4.25%, 4/15/2013	EUR	2,696,000	3,618,888
4.25%, 8/1/2013	EUR	2,425,000	3,255,250
4.75%, 2/1/2013	EUR	860,000	1,162,031

			24,424,996

JAPAN — 20.9%
Government of Japan 2 Year Bond:
0.20%, 12/15/2012	JPY	310,000,000	4,025,130
0.20%, 3/15/2013	JPY	225,000,000	2,921,792
0.20%, 6/15/2013	JPY	80,000,000	1,038,954
0.20%, 2/15/2013	JPY	178,500,000	2,317,876
0.10%, 9/15/2012	JPY	—	—
0.20%, 4/15/2013	JPY	198,450,000	2,577,105
0.10%, 10/15/2012	JPY	129,250,000	1,676,353
0.20%, 5/15/2013	JPY	200,000,000	2,597,314
Government of Japan 5 Year Bond:
1.10%, 9/20/2012	JPY	—	—
0.90%, 12/20/2013	JPY	215,000,000	2,835,632
0.70%, 6/20/2014	JPY	325,000,000	4,275,103
0.80%, 3/20/2014	JPY	373,950,000	4,927,548
0.70%, 12/20/2013	JPY	185,950,000	2,441,325
0.90%, 12/20/2012	JPY	145,000,000	1,898,625
0.80%, 3/20/2013	JPY	235,000,000	3,078,293
1.00%, 6/20/2013	JPY	325,250,000	4,281,591
Government of Japan 10 Year Bond:
1.50%, 3/20/2014	JPY	167,950,000	2,249,386
1.40%, 12/20/2013	JPY	311,650,000	4,153,088
1.40%, 9/20/2013	JPY	311,750,000	4,144,605

			51,439,720

MEXICO — 2.4%
Mexican Bonos 8.00%, 12/19/2013	MXN	25,000,000	1,927,976

SPDR Barclays Capital Short Term International Treasury Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

	Principal
Security Description	Amount		Value

United Mexican States:
7.00%, 6/19/2014	MXN	9,000,000	$685,279
9.00%, 6/20/2013	MXN	41,100,000	3,180,433

			5,793,688

NETHERLANDS — 3.9%
Kingdom of the Netherlands:
1.00%, 1/15/2014	EUR	2,375,000	3,199,666
1.75%, 1/15/2013	EUR	2,765,000	3,762,258
3.75%, 7/15/2014	EUR	1,750,000	2,527,126

			9,489,050

POLAND — 2.8%
Poland Government Bond 5.25%, 4/25/2013	PLN	7,175,000	2,210,229
Republic of Poland:
Zero Coupon, 10/25/2012 (c)	PLN	9,025,000	2,618,592
Zero Coupon, 7/25/2013 (c)	PLN	2,650,000	744,086
5.75%, 4/25/2014	PLN	4,025,000	1,252,686

			6,825,593

SINGAPORE — 2.2%
Government of Singapore:
2.25%, 7/1/2013	SGD	3,875,000	3,080,680
2.50%, 10/1/2012	SGD	3,025,000	2,374,271

			5,454,951

SOUTH AFRICA — 1.7%
Republic of South Africa 7.50%, 1/15/2014	ZAR	32,250,000	4,099,643

SOUTH KOREA — 4.4%
Korea Monetary Stabilization Bond:
3.83%, 4/2/2013	KRW	975,000,000	829,129
3.90%, 8/2/2013	KRW	2,000,000,000	1,704,909
3.99%, 2/1/2013	KRW	725,000,000	617,842
Korea Treasury Bond:
3.00%, 12/10/2013	KRW	1,895,000,000	1,589,535
3.50%, 6/10/2014	KRW	2,000,000,000	1,694,947
3.75%, 6/10/2013	KRW	1,750,000,000	1,489,808
4.25%, 12/10/2012	KRW	3,503,750,000	2,998,488

			10,924,658

SPAIN — 4.5%
Kingdom of Spain:
2.50%, 10/31/2013	EUR	1,975,000	2,598,249
4.20%, 7/30/2013	EUR	1,550,000	2,100,432
4.25%, 1/31/2014	EUR	875,000	1,193,188
6.15%, 1/31/2013	EUR	2,095,000	2,896,312
Spain Government Bond 3.40%, 4/30/2014	EUR	1,625,000	2,163,475

			10,951,656

SWEDEN — 2.3%
Kingdom of Sweden:
5.50%, 10/8/2012	SEK	25,215,000	3,830,931
6.75%, 5/5/2014	SEK	11,675,000	1,938,898

			5,769,829

TAIWAN — 1.2%
Government of Taiwan 2.38%, 1/16/2013	TWD	85,000,000	2,848,190

UNITED KINGDOM — 4.6%
United Kingdom Treasury Bond:
2.25%, 3/7/2014	GBP	3,125,000	5,054,574
4.50%, 3/7/2013	GBP	2,895,000	4,761,479
8.00%, 9/27/2013	GBP	900,000	1,605,509

			11,421,562

TOTAL FOREIGN GOVERNMENT OBLIGATIONS —
(Cost $230,043,757)			226,449,676

	Shares
SHORT TERM INVESTMENTS — 0.9%
MONEY MARKET FUNDS — 0.9%
State Street Institutional Liquid Reserves Fund 0.09% (d)(e)(f)		1,956,840	1,956,840
State Street Navigator Securities Lending Prime Portfolio (d)(g)		388,064	388,064

TOTAL SHORT TERM INVESTMENTS —
(Cost $2,344,904)			2,344,904

TOTAL INVESTMENTS — 93.1% (h)
(Cost $232,388,661)			228,794,580
OTHER ASSETS & LIABILITIES — 6.9%			16,909,708

NET ASSETS — 100.0%			$245,704,288

(a)	A portion of the security was on loan at September 30, 2011.
(b)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 1.3% of net assets as of September 30, 2011, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Non-income producing security.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(g)	Investments of cash collateral for securities loaned.
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)

SPDR Barclays Capital Short Term International Treasury Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

At September 30, 2011, Open Forward Foreign Currency Exchange Contracts were as follows:

Forward Foreign Currency Contracts to Buy:

					Net Unrealized
			Value at	In Exchange	Appreciation/
Settlement Date	Contracts to Deliver		September 30, 2011	for U.S. $	(Depreciation)	Counterparty

12/2/2011	80,940,000	TWD	$2,660,479	$(2,816,284)	$(155,805)	Royal Bank of Scotland PLC

AUD — Australian Dollar
CAD — Canadian Dollar
DKK — Danish Krone
EUR — Euro Currency
GBP — Great British Pound
HUF — Hungarian Forint
JPY — Japanese Yen
KRW — South Korean Won
MXN — Mexican Peso
PLN — Polish Zloty
SEK — Swedish Krona
SGD — Singapore Dollar
TWD — Taiwan Dollar
ZAR — South African Rand

SPDR Barclays Capital International Treasury Bond ETF
SCHEDULE OF INVESTMENTS
September 30, 2011 (Unaudited)

	Principal
Security Description	Amount		Value

FOREIGN GOVERNMENT OBLIGATIONS — 95.5%
AUSTRALIA — 3.6%
Commonwealth of Australia:
4.50%, 4/15/2020	AUD	4,250,000	$4,226,117
4.75%, 6/15/2016	AUD	4,550,000	4,602,394
5.25%, 3/15/2019 (a)	AUD	6,035,000	6,304,797
5.50%, 12/15/2013	AUD	4,925,000	4,976,638
5.75%, 5/15/2021	AUD	4,800,000	5,221,764
5.75%, 7/15/2022	AUD	3,500,000	3,822,130
6.00%, 2/15/2017 (a)	AUD	5,130,000	5,502,233
6.25%, 6/15/2014	AUD	5,800,000	6,014,647
6.25%, 4/15/2015	AUD	4,750,000	5,003,392
6.50%, 5/15/2013	AUD	7,300,000	7,407,260

			53,081,372

AUSTRIA — 4.1%
Republic of Austria:
3.20%, 2/20/2017	EUR	1,700,000	2,412,498
3.40%, 10/20/2014	EUR	4,900,000	6,959,586
3.50%, 9/15/2021 (b)	EUR	7,500,000	10,757,484
3.80%, 10/20/2013 (b)	EUR	4,760,000	6,735,834
3.90%, 7/15/2020	EUR	1,800,000	2,658,667
4.00%, 9/15/2016 (b)	EUR	5,200,000	7,661,269
4.15%, 3/15/2037 (b)	EUR	2,850,000	4,375,167
4.30%, 9/15/2017 (b)	EUR	1,325,000	1,987,119
4.65%, 1/15/2018	EUR	7,095,000	10,861,593
6.25%, 7/15/2027	EUR	3,365,000	6,269,010

			60,678,227

BELGIUM — 3.7%
Kingdom of Belgium:
3.25%, 9/28/2016	EUR	2,925,000	3,976,629
3.75%, 9/28/2015	EUR	4,500,000	6,284,772
4.00%, 3/28/2019	EUR	4,220,000	5,885,623
4.00%, 3/28/2022	EUR	6,750,000	9,339,944
4.25%, 9/28/2013	EUR	3,950,000	5,541,913
4.25%, 9/28/2014	EUR	2,525,000	3,572,766
4.25%, 9/28/2021	EUR	1,200,000	1,688,594
4.25%, 3/28/2041	EUR	675,000	907,731
5.00%, 9/28/2012	EUR	—	—
5.00%, 3/28/2035	EUR	6,025,000	9,081,277
5.50%, 9/28/2017	EUR	5,510,000	8,293,651

			54,572,900

CANADA — 4.6%
Government of Canada:
1.50%, 12/1/2012	CAD	3,500,000	3,383,820
2.00%, 3/1/2014	CAD	3,750,000	3,688,139
2.00%, 12/1/2014	CAD	4,500,000	4,438,635
2.50%, 9/1/2013	CAD	3,900,000	3,857,708
3.00%, 6/1/2014	CAD	5,500,000	5,554,311
3.25%, 6/1/2021	CAD	3,000,000	3,153,879
3.50%, 6/1/2013	CAD	3,200,000	3,203,255
3.50%, 6/1/2020	CAD	4,000,000	4,278,605
3.75%, 6/1/2019	CAD	3,575,000	3,888,261
4.00%, 6/1/2016	CAD	8,530,000	9,166,200
4.00%, 6/1/2041	CAD	2,000,000	2,385,682
4.50%, 6/1/2015	CAD	3,500,000	3,757,752
5.00%, 6/1/2037	CAD	5,850,000	7,827,845
5.25%, 6/1/2013	CAD	3,300,000	3,394,372
5.75%, 6/1/2029	CAD	3,990,000	5,486,599

			67,465,063

DENMARK — 3.4%
Kingdom of Denmark:
4.00%, 11/15/2015	DKK	39,350,000	7,916,593
4.00%, 11/15/2017	DKK	32,430,000	6,704,983
4.00%, 11/15/2019	DKK	39,550,000	8,293,449
4.50%, 11/15/2039	DKK	41,735,000	10,441,651
5.00%, 11/15/2013	DKK	68,925,000	13,550,267
7.00%, 11/10/2024	DKK	12,050,000	3,311,250

			50,218,193

FRANCE — 10.0%
French Treasury Note:
0.75%, 9/20/2012	EUR	—	—
2.00%, 7/12/2015	EUR	2,900,000	3,959,800
3.00%, 7/12/2014	EUR	2,750,000	3,871,097
Republic of France:
2.50%, 1/12/2014	EUR	2,600,000	3,594,120
2.50%, 1/15/2015	EUR	4,480,000	6,240,971
2.50%, 10/25/2020	EUR	4,600,000	6,163,797
3.00%, 10/25/2015	EUR	5,250,000	7,437,822
3.25%, 4/25/2016	EUR	4,450,000	6,376,982
3.50%, 4/25/2015	EUR	4,900,000	7,043,278
3.50%, 4/25/2020	EUR	5,250,000	7,611,666
3.50%, 4/25/2026	EUR	2,600,000	3,633,539
3.75%, 4/25/2017	EUR	5,250,000	7,711,690
3.75%, 10/25/2019	EUR	2,430,000	3,590,603
3.75%, 4/25/2021	EUR	1,500,000	2,217,669
4.00%, 4/25/2013	EUR	3,140,000	4,412,843
4.00%, 4/25/2014	EUR	3,500,000	5,032,650
4.00%, 4/25/2018	EUR	3,250,000	4,866,783
4.00%, 10/25/2038	EUR	2,250,000	3,331,666
4.00%, 4/25/2055	EUR	2,150,000	3,194,756
4.00%, 4/25/2060	EUR	1,000,000	1,492,735
4.25%, 10/25/2017	EUR	1,500,000	2,272,866
4.25%, 10/25/2018	EUR	2,150,000	3,269,497
4.25%, 4/25/2019	EUR	3,500,000	5,333,191
4.25%, 10/25/2023	EUR	3,500,000	5,345,401
4.50%, 7/12/2013	EUR	5,250,000	7,483,890
4.50%, 4/25/2041	EUR	1,850,000	2,971,351
4.75%, 10/25/2012	EUR	2,750,000	3,845,269
4.75%, 4/25/2035	EUR	3,125,000	5,116,071
5.00%, 10/25/2016	EUR	1,950,000	3,016,298
5.50%, 4/25/2029	EUR	4,250,000	7,334,773
5.75%, 10/25/2032	EUR	2,335,000	4,236,893
8.50%, 4/25/2023	EUR	2,500,000	5,222,568

			147,232,535

GERMANY — 4.4%
Federal Republic of Germany:
0.75%, 9/14/2012	EUR	—	—
2.25%, 4/11/2014	EUR	500,000	699,026
2.25%, 4/10/2015	EUR	3,930,000	5,533,626
2.50%, 10/10/2014	EUR	1,800,000	2,543,397
2.50%, 1/4/2021	EUR	1,225,000	1,740,390
3.00%, 7/4/2020	EUR	3,250,000	4,805,386
3.25%, 7/4/2042	EUR	500,000	755,813
3.50%, 1/4/2016	EUR	2,000,000	2,960,864
3.50%, 7/4/2019	EUR	2,725,000	4,158,668
3.75%, 7/4/2013	EUR	2,850,000	4,038,401
4.00%, 7/4/2016	EUR	4,000,000	6,082,947
4.00%, 1/4/2037	EUR	3,500,000	5,829,412
4.25%, 7/4/2017	EUR	3,390,000	5,287,291

SPDR Barclays Capital International Treasury Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

	Principal
Security Description	Amount		Value

4.50%, 1/4/2013	EUR	7,710,000	$10,870,444
5.50%, 1/4/2031	EUR	1,750,000	3,350,185
5.63%, 1/4/2028	EUR	3,115,000	5,911,254

			64,567,104

ITALY — 4.3%
Republic of Italy:
Zero Coupon, 12/31/2012 (c)	EUR	1,150,000	1,468,893
Zero Coupon, 4/30/2013 (c)	EUR	1,350,000	1,696,459
2.00%, 12/15/2012	EUR	1,250,000	1,638,702
3.00%, 4/1/2014	EUR	2,350,000	3,046,330
3.00%, 6/15/2015	EUR	2,100,000	2,659,617
3.00%, 11/1/2015	EUR	2,100,000	2,634,203
3.50%, 6/1/2014	EUR	1,250,000	1,637,881
3.75%, 12/15/2013	EUR	1,600,000	2,118,169
3.75%, 8/1/2016	EUR	2,250,000	2,878,148
3.75%, 3/1/2021	EUR	1,380,000	1,627,879
3.75%, 8/1/2021	EUR	2,250,000	2,636,099
4.00%, 9/1/2020	EUR	2,250,000	2,719,388
4.00%, 2/1/2037	EUR	4,065,000	3,955,249
4.25%, 8/1/2013	EUR	1,450,000	1,946,438
4.25%, 2/1/2015	EUR	1,850,000	2,457,026
4.25%, 2/1/2019	EUR	1,750,000	2,193,479
4.25%, 9/1/2019	EUR	2,350,000	2,918,728
4.25%, 3/1/2020	EUR	1,500,000	1,849,071
4.50%, 8/1/2018	EUR	1,475,000	1,886,845
4.50%, 2/1/2020	EUR	1,750,000	2,197,963
4.75%, 2/1/2013	EUR	2,420,000	3,269,903
5.00%, 3/1/2025	EUR	525,000	640,645
5.25%, 8/1/2017	EUR	2,525,000	3,402,665
5.25%, 11/1/2029	EUR	1,750,000	2,075,610
5.75%, 2/1/2033	EUR	1,550,000	1,897,126
6.00%, 5/1/2031	EUR	2,750,000	3,472,354
6.50%, 11/1/2027	EUR	2,135,000	2,875,988

			63,800,858

JAPAN — 23.5%
Government of Japan 2 Year Bond:
0.10%, 9/15/2012	JPY	—	—
0.10%, 10/15/2012	JPY	765,000,000	9,921,935
0.20%, 2/15/2013	JPY	600,000,000	7,791,181
0.20%, 4/15/2013	JPY	600,000,000	7,791,702
0.20%, 6/15/2013	JPY	600,000,000	7,792,154
Government of Japan 5 Year Bond:
0.40%, 6/20/2015	JPY	400,000,000	5,214,307
0.50%, 12/20/2014	JPY	475,000,000	6,217,256
0.40%, 6/20/2016	JPY	175,000,000	2,274,171
0.60%, 12/20/2015	JPY	289,750,000	3,803,412
0.60%, 3/20/2016	JPY	480,000,000	6,298,667
1.50%, 6/20/2013	JPY	441,250,000	5,857,388
Government of Japan 10 Year Bond:
1.00%, 9/20/2020	JPY	754,000,000	9,881,851
1.20%, 12/20/2020	JPY	748,250,000	9,953,802
1.20%, 6/20/2021	JPY	150,000,000	1,986,868
1.30%, 12/20/2019	JPY	347,000,000	4,687,881
1.30%, 3/20/2020	JPY	600,000,000	8,093,399
1.30%, 3/20/2021	JPY	150,000,000	2,008,897
1.40%, 12/20/2013	JPY	975,000,000	12,992,975
1.50%, 9/20/2014	JPY	3,847,200,000	51,811,422
1.50%, 9/20/2015	JPY	625,000,000	8,489,548
1.60%, 12/20/2015	JPY	409,500,000	5,597,219
1.70%, 9/20/2016	JPY	170,000,000	2,347,504
1.70%, 12/20/2016	JPY	1,050,100,000	14,527,264
1.70%, 3/20/2017	JPY	200,000,000	2,771,541
1.70%, 9/20/2017	JPY	948,000,000	13,176,585
1.90%, 6/20/2016	JPY	202,600,000	2,816,716
Government of Japan 20 Year Bond:
1.80%, 9/20/2030	JPY	251,350,000	3,303,120
1.90%, 12/20/2023	JPY	175,000,000	2,438,864
1.90%, 3/20/2029	JPY	804,300,000	10,841,386
1.90%, 9/20/2030	JPY	231,000,000	3,083,994
1.90%, 3/20/2031	JPY	305,000,000	4,061,209
2.10%, 9/20/2024	JPY	200,000,000	2,837,143
2.10%, 9/20/2029	JPY	457,750,000	6,332,955
2.10%, 12/20/2030	JPY	150,000,000	2,063,294
2.30%, 6/20/2027	JPY	2,216,200,000	31,824,551
2.60%, 3/20/2019	JPY	1,228,300,000	18,201,293
2.90%, 9/20/2019	JPY	1,756,200,000	26,570,545
Government of Japan 30 Year Bond:
2.00%, 9/20/2040	JPY	150,000,000	1,981,508
2.20%, 3/20/2041	JPY	60,000,000	826,446
2.30%, 3/20/2039	JPY	287,500,000	4,049,957
2.30%, 3/20/2040	JPY	268,250,000	3,784,159
2.40%, 3/20/2037	JPY	725,700,000	10,420,762

			346,726,831

MEXICO — 3.1%
Mexican Bonos:
6.50%, 6/10/2021	MXN	50,500,000	3,651,110
7.50%, 6/3/2027	MXN	31,750,000	2,361,682
8.00%, 12/19/2013	MXN	35,000,000	2,699,166
8.50%, 5/31/2029	MXN	23,900,000	1,902,670
9.50%, 12/18/2014	MXN	94,750,000	7,754,431
10.00%, 11/20/2036	MXN	45,000,000	4,053,815
United Mexican States:
7.25%, 12/15/2016	MXN	75,850,000	5,933,064
8.50%, 12/13/2018	MXN	48,250,000	4,002,607
9.00%, 12/20/2012	MXN	71,441,000	5,431,185
10.00%, 12/5/2024	MXN	81,220,000	7,489,629

			45,279,359

NETHERLANDS — 4.5%
Kingdom of the Netherlands:
1.75%, 1/15/2013	EUR	6,500,000	8,844,367
3.25%, 7/15/2015	EUR	4,600,000	6,625,450
3.50%, 7/15/2020	EUR	6,180,000	9,164,824
3.75%, 7/15/2014	EUR	7,325,000	10,577,827
3.75%, 1/15/2023	EUR	4,025,000	6,116,267
3.75%, 1/15/2042	EUR	1,700,000	2,760,561
4.00%, 7/15/2018	EUR	3,410,000	5,187,817
4.00%, 1/15/2037	EUR	2,470,000	4,068,663
4.50%, 7/15/2017	EUR	6,080,000	9,389,325
5.50%, 1/15/2028	EUR	2,430,000	4,455,145

			67,190,246

SPDR Barclays Capital International Treasury Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

	Principal
Security Description	Amount		Value

POLAND — 3.0%
Poland Government Bond:
5.00%, 4/25/2016	PLN	5,000,000	$1,501,177
5.25%, 4/25/2013	PLN	14,923,000	4,596,969
5.25%, 10/25/2017	PLN	16,100,000	4,817,588
5.25%, 10/25/2020	PLN	11,250,000	3,274,361
5.75%, 4/25/2029	PLN	2,500,000	735,964
Republic of Poland:
Zero Coupon, 1/25/2013 (c)	PLN	10,650,000	3,055,028
Zero Coupon, 7/25/2013 (c)	PLN	10,000,000	2,807,871
5.00%, 10/24/2013	PLN	15,600,000	4,783,088
5.50%, 10/25/2019	PLN	10,025,000	2,985,950
5.75%, 4/25/2014	PLN	21,100,000	6,566,875
5.75%, 9/23/2022	PLN	11,260,000	3,378,411
6.25%, 10/24/2015	PLN	18,715,000	5,906,882

			44,410,164

SOUTH AFRICA — 2.7%
Republic of South Africa:
7.50%, 1/15/2014	ZAR	15,100,000	1,919,523
8.25%, 9/15/2017	ZAR	40,850,000	5,181,010
South Africa Government Bond:
6.25%, 3/31/2036	ZAR	27,500,000	2,500,249
6.75%, 3/31/2021	ZAR	36,500,000	4,065,084
7.25%, 1/15/2020	ZAR	88,285,000	10,318,564
10.50%, 12/21/2026	ZAR	57,600,000	8,278,849
13.50%, 9/15/2015	ZAR	54,525,000	8,274,620

			40,537,899

SPAIN — 4.4%
Kingdom of Spain:
2.50%, 10/31/2013	EUR	6,975,000	9,176,095
3.15%, 1/31/2016	EUR	4,810,000	6,251,581
3.30%, 10/31/2014	EUR	3,500,000	4,659,792
3.80%, 1/31/2017	EUR	2,750,000	3,583,523
4.00%, 4/30/2020	EUR	3,250,000	4,110,188
4.20%, 1/31/2037	EUR	3,435,000	3,579,148
4.40%, 1/31/2015	EUR	2,500,000	3,421,268
4.60%, 7/30/2019	EUR	5,220,000	6,939,234
4.65%, 7/30/2025	EUR	3,350,000	4,084,555
4.70%, 7/30/2041	EUR	3,100,000	3,426,033
5.50%, 4/30/2021	EUR	1,825,000	2,517,164
6.00%, 1/31/2029	EUR	3,150,000	4,260,166
6.15%, 1/31/2013	EUR	6,320,000	8,737,323

			64,746,070

SWEDEN — 3.1%
Kingdom of Sweden:
3.50%, 6/1/2022	SEK	30,000,000	5,095,610
3.50%, 3/30/2039	SEK	21,000,000	3,861,894
3.75%, 8/12/2017	SEK	21,385,000	3,485,703
4.25%, 3/12/2019	SEK	58,655,000	10,055,948
4.50%, 8/12/2015	SEK	44,850,000	7,302,606
5.00%, 12/1/2020	SEK	25,750,000	4,784,719
5.50%, 10/8/2012	SEK	24,775,000	3,764,082
6.75%, 5/5/2014	SEK	48,550,000	8,062,826

			46,413,388

TAIWAN — 2.3%
Government of Taiwan:
1.38%, 9/9/2019	TWD	400,000,000	13,211,944
2.00%, 7/20/2014	TWD	365,000,000	12,333,635
2.00%, 7/20/2015	TWD	30,000,000	1,021,139
2.13%, 8/13/2029	TWD	170,000,000	5,925,344
2.38%, 9/21/2017	TWD	50,000,000	1,755,719

			34,247,781

UNITED KINGDOM — 10.8%
United Kingdom Treasury Bond:
2.00%, 1/22/2016	GBP	6,500,000	10,446,987
2.25%, 3/7/2014	GBP	5,125,000	8,289,501
2.75%, 1/22/2015	GBP	2,050,000	3,380,085
3.75%, 9/7/2019	GBP	4,000,000	7,000,939
3.75%, 9/7/2020	GBP	4,300,000	7,499,685
4.00%, 9/7/2016	GBP	2,000,000	3,505,299
4.00%, 3/7/2022	GBP	4,650,000	8,247,756
4.00%, 1/22/2060	GBP	2,750,000	4,653,954
4.25%, 12/7/2027	GBP	2,000,000	3,583,438
4.25%, 6/7/2032	GBP	2,000,000	3,548,356
4.25%, 12/7/2040	GBP	1,950,000	3,423,195
4.25%, 12/7/2046	GBP	1,325,000	2,336,338
4.25%, 12/7/2049	GBP	4,025,000	7,090,906
4.25%, 12/7/2055	GBP	1,750,000	3,099,632
4.50%, 3/7/2013	GBP	2,425,000	3,988,458
4.50%, 3/7/2019	GBP	4,200,000	7,702,463
4.50%, 9/7/2034	GBP	3,050,000	5,593,693
4.50%, 12/7/2042	GBP	2,725,000	5,005,709
4.75%, 9/7/2015	GBP	6,140,000	10,915,262
4.75%, 3/7/2020	GBP	2,600,000	4,860,741
4.75%, 12/7/2030	GBP	4,150,000	7,865,031
4.75%, 12/7/2038	GBP	4,814,000	9,164,082
5.00%, 9/7/2014	GBP	5,400,000	9,428,135
5.00%, 3/7/2018	GBP	2,000,000	3,742,365
5.00%, 3/7/2025	GBP	1,625,000	3,157,193
6.00%, 12/7/2028	GBP	3,350,000	7,268,246
8.00%, 6/7/2021	GBP	2,000,000	4,674,054

			159,471,503

TOTAL FOREIGN GOVERNMENT OBLIGATIONS —
(Cost $1,335,014,065)			1,410,639,493

	Shares
SHORT TERM INVESTMENTS — 1.5%
MONEY MARKET FUNDS — 1.5%
State Street Institutional Liquid Reserves Fund 0.09% (d)(e)		15,223,039	15,223,039

SPDR Barclays Capital International Treasury Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Prime Portfolio (d)(f)	6,587,268	$6,587,268

TOTAL SHORT TERM INVESTMENTS — (g)
(Cost $21,810,307)		21,810,307

TOTAL INVESTMENTS — 97.0% (h)
(Cost $1,356,824,372)		1,432,449,800
OTHER ASSETS & LIABILITIES — 3.0%		44,939,178

NET ASSETS — 100.0%		$1,477,388,978

(a)	A portion of the security was on loan at September 30, 2011.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 2.1% of net assets as of September 30, 2011, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Non-income producing security.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Investments of cash collateral for securities loaned.
(g)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)

At September 30, 2011, Open Forward Foreign Currency Exchange Contracts were as follows:

Forward Foreign Currency Contracts to Buy:

					Net Unrealized
			Value at	In Exchange	Appreciation/
Settlement Date	Contracts to Deliver		September 30, 2011	for U.S. $	(Depreciation)	Counterparty

12/2/2011	405,000,000	TWD	$13,312,254	$(14,091,858)	$(779,604)	BNP Paribas SA

AUD — Australian Dollar
CAD — Canadian Dollar
DKK — Danish Krone
EUR — Euro Currency
GBP — Great British Pound
JPY — Japanese Yen
MXN — Mexican Peso
PLN — Polish Zloty
SEK — Swedish Krona
TWD — Taiwan Dollar
ZAR — South African Rand

SPDR Barclays Capital International Corporate Bond ETF
SCHEDULE OF INVESTMENTS
September 30, 2011 (Unaudited)

	Principal
Security Description	Amount		Value

CORPORATE BONDS & NOTES — 97.0%
AUSTRALIA — 3.0%
Australia & New Zealand Banking Group, Ltd.:
2.63%, 11/16/2012	EUR	50,000	$67,605
3.75%, 3/10/2017	EUR	50,000	67,220
5.25%, 5/20/2013	EUR	100,000	140,334
BHP Billiton Finance, Ltd. 6.38%, 4/4/2016	EUR	50,000	77,154
Commonwealth Bank of Australia:
4.25%, 11/10/2016	EUR	100,000	139,171
4.38%, 2/25/2020	EUR	50,000	68,281
National Australia Bank, Ltd.:
3.50%, 1/23/2015	EUR	100,000	135,369
4.00%, 7/13/2020	EUR	50,000	66,684
4.75%, 7/15/2016	EUR	50,000	70,712
4.88%, 1/21/2013	EUR	50,000	69,408
5.50%, 5/20/2015	EUR	100,000	144,427
6.25%, 4/1/2013	AUD	100,000	99,269
Telstra Corp., Ltd.:
4.25%, 3/23/2020	EUR	50,000	69,550
4.75%, 3/21/2017	EUR	50,000	72,989
Westpac Banking Corp.:
4.25%, 9/22/2016	EUR	200,000	277,046
4.88%, 9/28/2012	EUR	—	—

			1,565,219

AUSTRIA — 0.4%
Erste Group Bank AG 4.75%, 9/18/2013	EUR	50,000	69,727
OMV AG 6.25%, 4/7/2014	EUR	50,000	73,347
Raiffeisen Bank International AG 3.63%, 1/27/2014	EUR	50,000	67,461

			210,535

BELGIUM — 0.3%
Anheuser-Busch InBev NV 6.50%, 6/23/2017	GBP	50,000	90,970
Fortis Bank SA/NV 4.50%, 5/30/2014	EUR	50,000	69,748

			160,718

CANADA — 0.4%
The Toronto-Dominion Bank:
4.88%, 1/23/2013	EUR	50,000	69,763
5.38%, 5/14/2015	EUR	100,000	149,305

			219,068

CAYMAN ISLANDS — 0.1%
Hutchison Whampoa Finance 03/13, Ltd. 5.88%, 7/8/2013	EUR	50,000	70,704

DENMARK — 0.7%
Carlsberg Breweries A/S:
3.38%, 10/13/2017	EUR	50,000	65,384
6.00%, 5/28/2014	EUR	50,000	72,337
Danske Bank A/S 4.75%, 6/4/2014	EUR	150,000	206,548

			344,269

FINLAND — 0.1%
Nokia OYJ 5.50%, 2/4/2014	EUR	50,000	68,709

FRANCE — 12.3%
Autoroutes du Sud de la France 5.63%, 7/4/2022	EUR	100,000	145,766
AXA SA:
4.50%, 1/23/2015	EUR	50,000	68,264
6.00%, 6/18/2013	EUR	50,000	70,097
Banque Federative du Credit Mutuel:
4.13%, 7/20/2020	EUR	100,000	129,325
4.25%, 2/5/2014	EUR	50,000	68,433
4.38%, 5/31/2016	EUR	100,000	136,828
BNP Paribas SA:
2.88%, 7/13/2015	EUR	100,000	131,238
3.50%, 3/7/2016	EUR	50,000	66,787
3.75%, 11/25/2020	EUR	150,000	192,712
5.00%, 12/16/2013	EUR	100,000	138,765
Bouygues SA:
4.25%, 7/22/2020	EUR	100,000	136,373
6.13%, 7/3/2015	EUR	50,000	74,478
Caisse Centrale du Credit Immobilier de France 3.75%, 3/10/2014	EUR	50,000	65,263
Carrefour SA:
3.88%, 4/25/2021	EUR	50,000	63,330
4.00%, 4/9/2020	EUR	50,000	64,845
5.13%, 10/10/2014	EUR	50,000	71,283
5.38%, 6/12/2015	EUR	50,000	71,888
Cie de St-Gobain 4.75%, 4/11/2017	EUR	100,000	137,740
Cie Financiere et Industrielle des Autoroutes 5.00%, 5/24/2021	EUR	50,000	70,093
Credit Agricole SA/London:
3.00%, 7/20/2015	EUR	50,000	64,775
5.13%, 4/18/2023	EUR	100,000	132,167
6.00%, 6/24/2013	EUR	100,000	139,788
Credit Mutuel Arkea:
5.00%, 6/28/2017	EUR	50,000	68,702
5.38%, 4/22/2014	EUR	100,000	141,218
Dexia Credit Local SA 5.38%, 7/21/2014	EUR	100,000	123,798
France Telecom SA:
3.88%, 4/9/2020	EUR	50,000	67,640
3.88%, 1/14/2021	EUR	50,000	67,099
4.75%, 2/21/2017	EUR	100,000	145,226
5.00%, 1/22/2014	EUR	100,000	142,573
5.63%, 5/22/2018	EUR	100,000	152,052
7.25%, 1/28/2013	EUR	150,000	214,881
8.13%, 1/28/2033	EUR	100,000	179,788
GDF Suez:
3.50%, 10/18/2022	EUR	50,000	65,930
4.75%, 2/19/2013	EUR	100,000	139,623
5.00%, 10/1/2060	GBP	50,000	72,461
5.63%, 1/18/2016	EUR	50,000	75,383
6.13%, 2/11/2021	GBP	50,000	88,844
6.25%, 1/24/2014	EUR	100,000	146,799
6.38%, 1/18/2021	EUR	50,000	82,433
6.88%, 1/24/2019	EUR	50,000	111,265

SPDR Barclays Capital International Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

	Principal
Security Description	Amount		Value

Gie GDF Suez Alliance 5.75%, 6/24/2023	EUR	50,000	$78,999
HSBC France:
4.88%, 1/15/2014	EUR	100,000	140,979
5.75%, 6/19/2013	EUR	50,000	70,684
LVMH Moet Hennessy Louis Vuitton SA 4.38%, 5/12/2014	EUR	50,000	70,865
Sanofi:
3.13%, 10/10/2014	EUR	50,000	69,660
3.50%, 5/17/2013	EUR	50,000	69,078
4.50%, 5/18/2016	EUR	100,000	147,650
Schneider Electric SA 4.00%, 8/11/2017	EUR	50,000	70,277
Societe Des Autoroutes Paris-Rhin-Rhone 5.00%, 1/12/2017	EUR	100,000	136,519
Societe Generale SA:
3.00%, 3/31/2015	EUR	100,000	126,115
3.13%, 9/21/2017	EUR	150,000	178,652
3.75%, 8/21/2014	EUR	100,000	130,526
5.13%, 12/19/2013	EUR	50,000	68,226
5.25%, 3/28/2013	EUR	100,000	136,361
Total Capital SA:
3.50%, 2/27/2014	EUR	50,000	69,759
4.75%, 12/10/2013	EUR	50,000	71,447
4.88%, 1/28/2019	EUR	50,000	75,856
Veolia Environnement SA:
4.38%, 1/16/2017	EUR	—	—
5.13%, 5/24/2022	EUR	50,000	70,557
5.25%, 4/24/2014	EUR	100,000	142,932
Vivendi SA 3.50%, 7/13/2015	EUR	100,000	135,025

			6,386,120

GERMANY — 4.7%
BASF SE 3.75%, 10/8/2012	EUR	50,000	68,453
Bayer AG 4.50%, 5/23/2013	EUR	50,000	69,917
Bertelsmann AG 4.75%, 9/26/2016	EUR	50,000	71,009
BPCE SA:
2.88%, 9/22/2015	EUR	50,000	64,588
3.75%, 7/21/2017	EUR	50,000	65,124
Commerzbank AG:
3.88%, 3/22/2017	EUR	100,000	132,585
4.00%, 9/16/2020	EUR	50,000	62,215
5.00%, 2/6/2014	EUR	100,000	139,379
Daimler AG:
3.00%, 7/19/2013	EUR	50,000	68,307
4.13%, 1/19/2017	EUR	50,000	70,356
4.63%, 9/2/2014	EUR	100,000	142,294
Deutsche Bank AG 5.13%, 8/31/2017	EUR	250,000	364,767
Evonik Degussa GmbH 5.13%, 12/10/2013	EUR	50,000	69,660
EWE AG 4.38%, 10/14/2014	EUR	50,000	71,053
Henkel AG & Co. KGaA 4.63%, 3/19/2014	EUR	100,000	142,794
MAN SE 5.38%, 5/20/2013	EUR	50,000	70,439
Merck Financial Services GmbH:
3.38%, 3/24/2015	EUR	100,000	137,577
4.50%, 3/24/2020	EUR	50,000	70,747
Metro AG 7.63%, 3/5/2015	EUR	50,000	75,928
ThyssenKrupp AG 8.00%, 6/18/2014	EUR	50,000	71,905
Volkswagen Bank GmbH 2.38%, 6/28/2013	EUR	50,000	67,487
Volkswagen Financial Services AG:
3.38%, 7/28/2014	EUR	50,000	68,945
6.88%, 1/15/2014	EUR	100,000	147,505
Volkswagen Leasing GmbH:
2.75%, 7/13/2015	EUR	50,000	67,292
4.88%, 10/18/2012	EUR	50,000	69,052

			2,449,378

HONG KONG — 0.3%
Hutchison Whampoa Finance 09, Ltd. 4.75%, 11/14/2016	EUR	100,000	138,544

IRELAND — 2.8%
GE Capital European Funding:
2.88%, 10/28/2014	EUR	100,000	134,599
2.88%, 9/17/2015	EUR	100,000	132,752
3.50%, 2/14/2013	EUR	50,000	67,918
4.13%, 10/27/2016	EUR	100,000	136,188
4.25%, 2/6/2014	EUR	100,000	138,207
4.25%, 3/1/2017	EUR	100,000	136,204
4.75%, 7/30/2014	EUR	80,000	112,043
4.88%, 3/6/2013	EUR	100,000	137,915
5.25%, 5/18/2015	EUR	100,000	142,162
5.38%, 1/16/2018	EUR	100,000	143,232
5.38%, 1/23/2020	EUR	100,000	142,197

			1,423,417

ITALY — 7.6%
A2A SpA 4.50%, 11/2/2016	EUR	50,000	63,684
Assicurazioni Generali SpA 5.13%, 9/16/2024	EUR	100,000	123,252
Atlantia SpA:
3.38%, 9/18/2017	EUR	150,000	184,233
5.63%, 5/6/2016	EUR	200,000	277,178
Banca Monte dei Paschi di Siena SpA:
4.13%, 11/11/2013	EUR	100,000	130,069
4.75%, 4/30/2014	EUR	150,000	196,609
Banca Popolaire di Milano Scarl 4.00%, 4/15/2013	EUR	100,000	128,240
Banco Popolare SC 4.13%, 10/22/2014	EUR	100,000	122,852
Enel SpA 5.25%, 6/20/2017	EUR	100,000	134,477
ENI SpA:
3.50%, 1/29/2018	EUR	50,000	64,642
4.00%, 6/29/2020	EUR	50,000	64,848
4.13%, 9/16/2019	EUR	50,000	65,842
4.63%, 4/30/2013	EUR	100,000	137,818
4.75%, 11/14/2017	EUR	50,000	69,591
5.00%, 1/28/2016	EUR	100,000	141,443
5.88%, 1/20/2014	EUR	50,000	71,079

SPDR Barclays Capital International Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

	Principal
Security Description	Amount		Value

Intesa Sanpaolo SpA:
2.63%, 12/4/2012	EUR	100,000	$131,173
3.38%, 1/19/2015	EUR	50,000	62,220
3.75%, 11/23/2016	EUR	100,000	120,046
4.00%, 11/8/2018	EUR	100,000	114,743
4.13%, 4/14/2020	EUR	100,000	110,953
4.75%, 6/15/2017	EUR	50,000	61,583
5.38%, 12/19/2013	EUR	150,000	200,283
Mediobanca SpA 4.88%, 12/20/2012	EUR	50,000	67,614
Telecom Italia SpA:
5.25%, 2/10/2022	EUR	50,000	55,365
6.38%, 6/24/2019	GBP	100,000	143,115
7.38%, 12/15/2017	GBP	100,000	155,545
Terna Rete Elettrica Nazionale SpA 4.75%, 3/15/2021	EUR	100,000	126,986
UniCredit SpA:
3.63%, 8/21/2013	EUR	100,000	129,123
4.38%, 2/10/2014	EUR	100,000	129,826
4.88%, 2/12/2013	EUR	150,000	199,381
5.25%, 1/14/2014	EUR	100,000	132,462

			3,916,275

LUXEMBOURG — 2.1%
ArcelorMittal:
4.63%, 11/17/2017	EUR	50,000	81,664
8.25%, 6/3/2013	EUR	100,000	141,548
9.38%, 6/3/2016	EUR	50,000	72,096
Enel Finance International NV:
4.00%, 9/14/2016	EUR	100,000	131,525
5.63%, 8/14/2024	GBP	50,000	67,723
5.75%, 9/14/2040	GBP	50,000	59,748
Enel Finance International SA 5.00%, 9/14/2022	EUR	150,000	189,596
Finmeccanica Finance SA 8.13%, 12/3/2013	EUR	50,000	71,906
Glencore Finance Europe SA 5.25%, 3/22/2017	EUR	50,000	63,731
Novartis Finance SA 4.25%, 6/15/2016	EUR	100,000	146,162
Telecom Italia Finance SA 7.75%, 1/24/2033	EUR	50,000	64,335

			1,090,034

MEXICO — 0.1%
America Movil SAB de CV 3.75%, 6/28/2017	EUR	50,000	68,339

NETHERLANDS — 21.8%
ABN Amro Bank NV:
2.75%, 10/29/2013	EUR	150,000	199,593
3.63%, 10/6/2017	EUR	100,000	129,861
Allianz Finance II BV:
4.00%, 11/23/2016	EUR	50,000	69,344
4.75%, 7/22/2019	EUR	50,000	70,713
5.00%, 3/6/2013	EUR	150,000	208,974
BASF Finance Europe NV:
5.00%, 9/26/2014	EUR	50,000	72,702
5.13%, 6/9/2015	EUR	100,000	146,558
6.00%, 12/4/2013	EUR	100,000	145,544
Bayer Capital Corp. BV 4.63%, 9/26/2014	EUR	50,000	71,364
BMW Finance NV:
2.88%, 4/18/2013	EUR	50,000	68,189
3.25%, 1/28/2016	EUR	100,000	137,533
3.88%, 1/18/2017	EUR	50,000	70,081
4.00%, 9/17/2014	EUR	100,000	140,539
4.25%, 1/22/2014	EUR	100,000	140,192
4.88%, 10/18/2012	EUR	50,000	69,087
8.88%, 9/19/2013	EUR	50,000	75,534
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands:
3.38%, 1/18/2016	EUR	350,000	481,532
3.88%, 4/20/2016	EUR	280,000	392,935
4.13%, 1/12/2021	EUR	200,000	282,471
4.13%, 7/14/2025	EUR	410,000	566,129
4.25%, 4/25/2013	EUR	100,000	139,286
4.25%, 4/22/2014	EUR	100,000	141,564
4.38%, 1/22/2014	EUR	50,000	70,653
4.75%, 1/15/2018	EUR	200,000	292,302
Daimler International Finance BV 7.88%, 1/16/2014	EUR	100,000	150,176
Deutsche Telekom International Finance BV:
4.00%, 1/19/2015	EUR	50,000	69,312
4.25%, 7/13/2022	EUR	100,000	133,161
4.50%, 10/25/2013	EUR	100,000	140,311
5.75%, 4/14/2015	EUR	100,000	146,486
6.00%, 1/20/2017	EUR	50,000	75,786
6.50%, 4/8/2022	GBP	50,000	90,095
Diageo Capital BV 5.50%, 7/1/2013	EUR	100,000	142,182
E.ON International Finance BV:
4.88%, 1/28/2014	EUR	50,000	71,232
5.13%, 10/2/2012	EUR	50,000	69,352
5.13%, 5/7/2013	EUR	50,000	70,407
5.25%, 9/8/2015	EUR	50,000	73,984
5.50%, 1/19/2016	EUR	100,000	149,289
5.50%, 10/2/2017	EUR	150,000	227,409
5.75%, 5/7/2020	EUR	50,000	77,733
5.88%, 10/30/2037	GBP	50,000	136,717
6.00%, 10/30/2019	GBP	50,000	90,477
6.38%, 6/7/2032	GBP	50,000	92,954
6.75%, 1/27/2039	GBP	50,000	97,247
EADS Finance BV 4.63%, 8/12/2016	EUR	50,000	71,330
EDP Finance BV:
3.25%, 3/16/2015	EUR	50,000	53,335
4.75%, 9/26/2016	EUR	50,000	52,661
5.50%, 2/18/2014	EUR	50,000	60,599
Fortis Bank Nederland NV:
4.00%, 2/3/2015	EUR	100,000	135,546
4.63%, 7/9/2014	EUR	100,000	138,910
Generali Finance BV 4.75%, 5/12/2014	EUR	50,000	68,027
HIT Finance BV 4.88%, 10/27/2021	EUR	100,000	118,480
ING Bank NV:
2.25%, 9/23/2013	EUR	100,000	132,119
3.38%, 3/3/2015	EUR	150,000	200,076

SPDR Barclays Capital International Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

	Principal
Security Description	Amount		Value

ING Groep NV:
4.75%, 5/31/2017	EUR	100,000	$136,003
5.63%, 9/3/2013	EUR	100,000	139,462
KBC Internationale Financieringsmaatschappij NV:
3.88%, 3/31/2015	EUR	50,000	64,524
4.50%, 9/17/2014	EUR	150,000	198,833
Koninklijke KPN NV:
3.75%, 9/21/2020	EUR	100,000	128,889
4.75%, 1/17/2017	EUR	100,000	141,858
Linde Finance BV 4.75%, 4/24/2017	EUR	50,000	73,533
Nomura Europe Finance NV 5.13%, 12/9/2014	EUR	100,000	135,192
Portugal Telecom International Finance BV 6.00%, 4/30/2013	EUR	50,000	64,066
Repsol International Finance BV:
4.63%, 10/8/2014	EUR	50,000	69,641
5.00%, 7/22/2013	EUR	50,000	69,506
6.50%, 3/27/2014	EUR	50,000	72,136
Royal Bank Of Scotland NV:
4.25%, 5/11/2016	EUR	50,000	63,794
4.75%, 1/4/2014	EUR	100,000	133,784
RWE Finance BV:
5.00%, 2/10/2015	EUR	150,000	217,501
5.75%, 11/20/2013	EUR	50,000	72,054
6.13%, 10/26/2012	EUR	50,000	70,124
6.13%, 7/6/2039	GBP	50,000	88,941
6.25%, 6/3/2030	GBP	50,000	90,869
6.50%, 8/10/2021	EUR	50,000	81,909
6.63%, 1/31/2019	EUR	50,000	80,549
Schlumberger Finance BV:
2.75%, 12/1/2015	EUR	50,000	68,122
4.50%, 3/25/2014	EUR	50,000	70,802
Shell International Finance BV:
3.00%, 5/14/2013	EUR	100,000	137,015
4.38%, 5/14/2018	EUR	150,000	219,562
4.50%, 2/9/2016	EUR	50,000	72,850
4.63%, 5/22/2017	EUR	100,000	147,747
Siemens Financieringsmaatschappij NV:
4.13%, 2/20/2013	EUR	100,000	138,702
5.13%, 2/20/2017	EUR	100,000	150,789
5.38%, 6/11/2014	EUR	50,000	73,143
5.63%, 6/11/2018	EUR	100,000	155,477
Telefonica Europe BV 5.13%, 2/14/2013	EUR	50,000	68,644
ThyssenKrupp Finance Nederland BV:
6.75%, 2/25/2013	EUR	50,000	69,954
8.50%, 2/25/2016	EUR	50,000	73,688
Volkswagen International Finance NV:
3.50%, 2/2/2015	EUR	100,000	138,169
4.88%, 5/22/2013	EUR	50,000	69,976
5.38%, 11/15/2013	EUR	50,000	71,290
7.00%, 2/9/2016	EUR	50,000	77,880

			11,315,051

NORWAY — 1.7%
DnB NOR Bank ASA:
3.88%, 6/29/2020	EUR	150,000	198,574
4.50%, 5/29/2014	EUR	100,000	140,397
5.88%, 6/20/2013	EUR	100,000	141,750
Statoil ASA:
4.38%, 3/11/2015	EUR	50,000	71,958
5.63%, 3/11/2021	EUR	150,000	242,937
Telenor ASA 4.88%, 5/29/2017	EUR	50,000	73,317

			868,933

SPAIN — 5.1%
Abertis Infraestructuras SA:
4.63%, 10/14/2016	EUR	50,000	64,717
5.13%, 6/12/2017	EUR	50,000	65,230
BBVA Senior Finance SAU:
3.25%, 4/23/2015	EUR	100,000	124,598
4.88%, 1/23/2014	EUR	150,000	200,999
Caja Ahorros Barcelona 3.75%, 11/5/2013	EUR	50,000	65,971
Criteria Caixacorp SA 4.13%, 11/20/2014	EUR	50,000	63,900
Gas Natural Capital Markets SA:
4.38%, 11/2/2016	EUR	50,000	63,781
5.25%, 7/9/2014	EUR	100,000	136,118
Iberdrola Finanzas SAU:
4.13%, 3/23/2020	EUR	50,000	61,873
4.88%, 3/4/2014	EUR	100,000	136,584
7.50%, 11/25/2015	EUR	50,000	74,752
Santander International Debt SA Unipersonal:
2.88%, 9/20/2013	EUR	50,000	65,260
3.50%, 8/12/2014	EUR	100,000	128,127
3.50%, 3/10/2015	EUR	100,000	126,116
3.75%, 2/28/2013	EUR	100,000	133,378
4.13%, 10/4/2017	EUR	100,000	123,107
Telefonica Emisiones SAU:
3.41%, 3/24/2015	EUR	50,000	64,545
3.66%, 9/18/2017	EUR	50,000	61,921
4.38%, 2/2/2016	EUR	100,000	131,990
4.67%, 2/7/2014	EUR	50,000	67,566
4.69%, 11/11/2019	EUR	100,000	126,745
4.75%, 2/7/2017	EUR	100,000	132,211
5.38%, 2/2/2018	GBP	50,000	74,680
5.43%, 2/3/2014	EUR	100,000	137,390
5.50%, 4/1/2016	EUR	100,000	136,464
5.58%, 6/12/2013	EUR	50,000	68,988

			2,637,011

SWEDEN — 2.3%
Akzo Nobel Sweden Finance AB 7.75%, 1/31/2014	EUR	50,000	73,973
Nordea Bank AB:
2.75%, 8/11/2015	EUR	100,000	132,887
3.63%, 2/11/2016	EUR	100,000	136,417
3.75%, 2/24/2017	EUR	50,000	68,167
4.00%, 6/29/2020	EUR	50,000	67,479
4.50%, 5/12/2014	EUR	100,000	140,100
Skandinaviska Enskilda Banken AB 5.50%, 5/6/2014	EUR	100,000	141,478
Svenska Handelsbanken AB:
3.75%, 2/24/2017	EUR	50,000	68,695
4.88%, 3/25/2014	EUR	150,000	212,695
Swedbank AB 3.13%, 3/4/2013	EUR	50,000	67,443

SPDR Barclays Capital International Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

	Principal
Security Description	Amount		Value

Volvo Treasury AB 5.00%, 5/31/2017	EUR	50,000	$68,856

			1,178,190

SWITZERLAND — 0.7%
Roche Kapitalmarkt AG 4.50%, 3/23/2017	CHF	70,000	90,732
Swisscom AG 3.25%, 9/14/2018	CHF	80,000	96,261
UBS AG/London:
5.63%, 5/19/2014	EUR	50,000	70,800
6.63%, 4/11/2018	GBP	50,000	84,759

			342,552

UNITED KINGDOM — 14.7%
Abbey National Treasury Services PLC/London 3.38%, 10/20/2015	EUR	100,000	126,038
Anglo American Capital PLC 5.88%, 4/17/2015	EUR	50,000	72,219
Bank of Scotland PLC 5.63%, 5/23/2013	EUR	100,000	138,253
Barclays Bank PLC:
3.50%, 3/18/2015	EUR	150,000	197,419
4.00%, 1/20/2017	EUR	100,000	131,218
4.88%, 8/13/2019	EUR	150,000	200,962
5.25%, 5/27/2014	EUR	100,000	138,789
5.75%, 8/17/2021	GBP	50,000	78,428
BAT International Finance PLC:
5.38%, 6/29/2017	EUR	50,000	74,571
5.88%, 3/12/2015	EUR	100,000	147,845
BG Energy Capital PLC 5.13%, 12/1/2025	GBP	50,000	84,727
BP Capital Markets PLC:
3.10%, 10/7/2014	EUR	100,000	136,654
3.83%, 10/6/2017	EUR	100,000	137,823
British Telecommunications PLC:
5.25%, 1/22/2013	EUR	50,000	69,472
6.50%, 7/7/2015	EUR	100,000	149,626
Centrica PLC 7.00%, 9/19/2033	GBP	50,000	98,891
Credit Suisse AG/Guernsey 2.88%, 9/24/2015	EUR	100,000	130,694
Credit Suisse AG/London:
3.88%, 1/25/2017	EUR	100,000	133,567
4.75%, 8/5/2019	EUR	100,000	137,131
5.13%, 9/18/2017	EUR	100,000	141,063
6.13%, 8/5/2013	EUR	250,000	355,656
GlaxoSmithKline Capital PLC:
3.88%, 7/6/2015	EUR	100,000	142,589
5.13%, 12/13/2012	EUR	100,000	139,461
5.25%, 12/19/2033	GBP	100,000	174,569
5.25%, 4/10/2042	GBP	50,000	85,970
5.63%, 12/13/2017	EUR	50,000	77,396
HSBC Bank PLC:
3.13%, 11/15/2017	EUR	50,000	65,552
3.75%, 11/30/2016	EUR	100,000	135,799
4.00%, 1/15/2021	EUR	50,000	67,189
HSBC Holdings PLC 4.50%, 4/30/2014	EUR	50,000	70,309
Imperial Tobacco Finance PLC:
4.38%, 11/22/2013	EUR	50,000	69,116
8.38%, 2/17/2016	EUR	100,000	158,731
9.00%, 2/17/2022	GBP	50,000	102,423
Lloyds TSB Bank PLC:
3.25%, 11/26/2012	EUR	50,000	66,943
3.75%, 9/7/2015	EUR	150,000	191,403
5.38%, 9/3/2019	EUR	100,000	129,785
6.38%, 6/17/2016	EUR	150,000	208,952
6.50%, 9/17/2040	GBP	50,000	69,028
Nationwide Building Society:
3.75%, 1/20/2015	EUR	50,000	66,861
5.63%, 9/9/2019	GBP	50,000	77,878
SABMiller PLC 4.50%, 1/20/2015	EUR	50,000	70,412
Scottish & Southern Energy PLC 5.75%, 2/5/2014	GBP	50,000	83,976
Standard Chartered PLC 5.75%, 4/30/2014	EUR	150,000	215,448
Tesco PLC:
5.88%, 9/12/2016	EUR	50,000	77,173
6.13%, 2/24/2022	GBP	50,000	89,352
The Royal Bank of Scotland Group PLC:
4.75%, 5/18/2016	EUR	150,000	187,840
4.88%, 7/15/2015	EUR	50,000	65,083
4.88%, 1/20/2017	EUR	100,000	123,734
5.25%, 5/15/2013	EUR	100,000	133,860
5.38%, 9/30/2019	EUR	100,000	120,418
5.50%, 3/23/2020	EUR	50,000	60,169
5.75%, 5/21/2014	EUR	50,000	67,697
6.63%, 9/17/2018	GBP	100,000	156,140
6.88%, 5/17/2025	GBP	50,000	72,374
UBS AG/London:
3.50%, 7/15/2015	EUR	100,000	133,597
4.88%, 1/21/2013	EUR	120,000	165,715
6.00%, 4/18/2018	EUR	100,000	146,949
6.25%, 9/3/2013	EUR	100,000	142,762
Virgin Media Secured Finance PLC 7.00%, 1/15/2018	GBP	50,000	79,643
Vodafone Group PLC:
3.63%, 11/29/2012	EUR	50,000	68,380
4.63%, 9/8/2014	GBP	50,000	83,257
4.65%, 1/20/2022	EUR	50,000	72,982
6.25%, 1/15/2016	EUR	50,000	76,890
6.88%, 12/4/2013	EUR	100,000	148,322

			7,623,173

UNITED STATES — 15.8%
3M Co. 5.00%, 7/14/2014	EUR	50,000	72,497
American Express Credit Corp. 5.38%, 10/1/2014	GBP	50,000	82,805
ASIF III Jersey, Ltd. 4.75%, 9/11/2013	EUR	50,000	67,314
AT&T, Inc.:
4.38%, 3/15/2013	EUR	50,000	69,403
5.88%, 4/28/2017	GBP	50,000	88,463
6.13%, 4/2/2015	EUR	100,000	150,633
7.00%, 4/30/2040	GBP	50,000	99,158
BAA Funding, Ltd. 6.75%, 12/3/2026	GBP	50,000	89,861
Bank of America Corp.:
4.63%, 2/18/2014	EUR	50,000	64,270

SPDR Barclays Capital International Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

	Principal
Security Description	Amount		Value

4.63%, 8/7/2017	EUR	100,000	$117,068
4.75%, 4/3/2017	EUR	100,000	118,899
5.13%, 9/26/2014	EUR	100,000	128,361
6.13%, 9/15/2021	GBP	50,000	70,446
7.00%, 6/15/2016	EUR	100,000	133,611
7.00%, 7/31/2028	GBP	50,000	72,123
BMW US Capital LLC 5.00%, 5/28/2015	EUR	100,000	145,025
Citigroup, Inc.:
3.50%, 8/5/2015	EUR	50,000	63,176
3.95%, 10/10/2013	EUR	50,000	66,346
4.00%, 11/26/2015	EUR	100,000	127,667
4.38%, 1/30/2017	EUR	50,000	63,608
4.75%, 11/12/2013	EUR	50,000	67,315
5.00%, 8/2/2019	EUR	150,000	191,386
6.40%, 3/27/2013	EUR	100,000	137,433
6.80%, 6/25/2038	GBP	50,000	75,580
7.38%, 6/16/2014	EUR	50,000	70,959
7.38%, 9/4/2019	EUR	100,000	145,920
7.63%, 4/3/2018	GBP	50,000	87,216
Daimler Finance North America LLC 4.38%, 3/21/2013	EUR	50,000	69,186
HSBC Finance Corp.:
3.75%, 11/4/2015	EUR	50,000	65,706
4.88%, 5/30/2017	EUR	50,000	67,347
Johnson & Johnson 4.75%, 11/6/2019	EUR	50,000	76,750
JPMorgan Chase & Co.:
3.88%, 9/23/2020	EUR	100,000	126,511
5.25%, 5/8/2013	EUR	100,000	139,240
5.25%, 1/14/2015	EUR	100,000	141,021
6.13%, 4/1/2014	EUR	100,000	142,722
Merck & Co., Inc. 5.38%, 10/1/2014	EUR	100,000	146,893
Merrill Lynch & Co., Inc.:
4.45%, 1/31/2014	EUR	50,000	63,525
4.63%, 10/2/2013	EUR	50,000	64,377
4.88%, 5/30/2014	EUR	50,000	63,799
6.75%, 5/21/2013	EUR	100,000	133,618
7.75%, 4/30/2018	GBP	50,000	74,649
Morgan Stanley:
4.00%, 11/17/2015	EUR	50,000	61,817
4.38%, 10/12/2016	EUR	50,000	60,889
4.50%, 10/29/2014	EUR	100,000	128,547
4.50%, 2/23/2016	EUR	100,000	124,066
5.38%, 8/10/2020	EUR	100,000	120,292
5.50%, 10/2/2017	EUR	50,000	62,873
NYSE Euronext 5.38%, 6/30/2015	EUR	50,000	71,740
Pfizer, Inc.:
3.63%, 6/3/2013	EUR	100,000	138,373
4.75%, 6/3/2016	EUR	100,000	146,879
5.75%, 6/3/2021	EUR	50,000	80,314
6.50%, 6/3/2038	GBP	100,000	199,676
Roche Holdings, Inc.:
4.63%, 3/4/2013	EUR	200,000	279,497
5.50%, 3/4/2015	GBP	50,000	86,863
5.63%, 3/4/2016	EUR	150,000	229,134
6.50%, 3/4/2021	EUR	100,000	170,894
The Goldman Sachs Group, Inc.:
3.75%, 2/4/2013	EUR	100,000	132,727
4.00%, 2/2/2015	EUR	80,000	102,805
4.38%, 3/16/2017	EUR	50,000	62,334
4.50%, 1/30/2017	EUR	50,000	62,891
4.75%, 1/28/2014	EUR	50,000	66,960
5.13%, 10/16/2014	EUR	100,000	134,002
5.13%, 10/23/2019	EUR	50,000	62,995
5.38%, 2/15/2013	EUR	100,000	135,236
6.38%, 5/2/2018	EUR	100,000	136,318
The Procter & Gamble Co.:
3.38%, 12/7/2012	EUR	100,000	137,221
4.50%, 5/12/2014	EUR	50,000	71,674
4.88%, 5/11/2027	EUR	50,000	77,006
5.13%, 10/24/2017	EUR	50,000	76,867
Toyota Motor Credit Corp. 6.63%, 2/3/2016	EUR	150,000	234,099
Wal-Mart Stores, Inc.:
4.88%, 1/19/2039	GBP	50,000	81,613
5.25%, 9/28/2035	GBP	100,000	172,110
5.63%, 3/27/2034	GBP	50,000	91,606
Wells Fargo & Co.:
4.13%, 11/3/2016	EUR	50,000	66,900
4.63%, 11/2/2035	GBP	50,000	68,466
Wells Fargo Bank NA 6.00%, 5/23/2013	EUR	100,000	140,797
Zurich Finance USA, Inc. 4.50%, 9/17/2014	EUR	50,000	69,571

			8,187,939

TOTAL CORPORATE BONDS & NOTES —
(Cost $52,631,558)			50,264,178

	Shares
SHORT TERM INVESTMENT — 0.0% (a)
MONEY MARKET FUND — 0.0% (a)
State Street Institutional Liquid Reserves Fund 0.09% (b)(c)(d) (Cost $24,168)		24,168	24,168

TOTAL INVESTMENTS — 97.0% (e)
(Cost $52,655,726)			50,288,346
OTHER ASSETS & LIABILITIES — 3.0%			1,555,338

NET ASSETS — 100.0%			$51,843,684

(a)	Amount shown represents less than 0.05% of net assets.
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(e)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)

SPDR Barclays Capital International Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

At September 30, 2011, Open Forward Foreign Currency Exchange Contracts were as follows:

Forward Foreign Currency Contracts to Buy:

					Net Unrealized
					Appreciation/
Settlement Date	Contracts to Deliver		In Exchange for		(Depreciation)	Counterparty

10/7/2011	6,800,000	JPY	66,104	EUR	$466	UBS AG London
10/7/2011	105,900,000	JPY	1,012,719	EUR	(15,220)	Credit Suisse London
10/7/2011	1,019,370	EUR	112,700,000	JPY	94,519	Citibank N.A.
11/7/2011	1,013,387	EUR	105,900,000	JPY	15,215	Credit Suisse London

					$94,980

AUD — Australian Dollar
CHF — Swiss Franc
EUR — Euro Currency
GBP — Great British Pound
JPY — Japanese Yen

SPDR Barclays Capital Emerging Markets Local Bond ETF
SCHEDULE OF INVESTMENTS
September 30, 2011 (Unaudited)

	Principal
Security Description	Amount		Value

FOREIGN GOVERNMENT OBLIGATIONS — 96.5%
BRAZIL — 11.7%
Brazil Letras do Tesouro Nacional Zero Coupon, 7/1/2013 (a)	BRL	550,000	$248,198
Brazil Notas do Tesouro Nacional Series F:
10.00%, 1/1/2013	BRL	1,520,000	813,241
10.00%, 1/1/2014	BRL	2,800,000	1,477,484
10.00%, 1/1/2015	BRL	1,650,000	857,464
10.00%, 1/1/2017	BRL	1,300,000	658,689
10.00%, 1/1/2021	BRL	780,000	382,823

			4,437,899

CHILE — 1.8%
Bonos del Banco Central de Chile en Pesos 8.00%, 6/1/2014	CLP	190,000,000	391,560
Chile Government International Bond 5.50%, 8/5/2020	CLP	150,000,000	300,989

			692,549

COLOMBIA — 4.3%
Colombia Government International Bond:
7.75%, 4/14/2021	COP	200,000,000	111,434
9.85%, 6/28/2027	COP	90,000,000	58,541
12.00%, 10/22/2015	COP	1,310,000,000	823,248
Colombian TES:
10.00%, 7/24/2024	COP	500,000,000	310,045
13.50%, 9/12/2014	COP	500,000,000	309,863

			1,613,131

CZECH REPUBLIC — 4.5%
Czech Republic Government Bond:
2.80%, 9/16/2013	CZK	3,650,000	203,026
3.40%, 9/1/2015	CZK	5,500,000	313,992
3.70%, 6/16/2013	CZK	1,800,000	101,279
3.85%, 9/29/2021	CZK	2,200,000	124,734
4.00%, 4/11/2017	CZK	2,400,000	139,710
4.20%, 12/4/2036	CZK	600,000	35,461
4.60%, 8/18/2018	CZK	1,400,000	84,799
5.00%, 4/11/2019	CZK	2,500,000	154,640
5.70%, 5/25/2024	CZK	5,700,000	380,839
6.95%, 1/26/2016	CZK	2,700,000	176,110

			1,714,590

EGYPT — 3.0%
Egypt Government International Bond 5.75%, 4/29/2020	USD	400,000	398,000
Egypt Treasury Bills:
Zero Coupon, 6/12/2012 (a)(b)	EGP	2,000,000	305,637
Zero Coupon, 9/11/2012 (a)(b)	EGP	3,000,000	444,575

			1,148,212

HUNGARY — 3.6%
Hungary Government Bond:
5.50%, 2/12/2016	HUF	49,000,000	207,464
6.00%, 11/24/2023	HUF	9,000,000	34,148
6.75%, 2/24/2017	HUF	55,000,000	240,766
6.75%, 11/24/2017	HUF	10,000,000	43,424
7.50%, 10/24/2013	HUF	31,000,000	143,412
7.50%, 11/12/2020	HUF	45,200,000	197,773
8.00%, 2/12/2015	HUF	43,500,000	203,053
Republic of Hungary 6.75%, 2/12/2013	HUF	61,500,000	280,848

			1,350,888

INDONESIA — 4.9%
Indonesia Treasury Bond:
7.38%, 9/15/2016	IDR	1,320,000,000	156,657
8.25%, 7/15/2021	IDR	2,300,000,000	287,030
8.25%, 6/15/2032	IDR	500,000,000	61,111
9.00%, 9/15/2013	IDR	1,180,000,000	143,054
9.50%, 7/15/2031	IDR	1,680,000,000	227,222
9.75%, 5/15/2037	IDR	1,250,000,000	173,247
10.00%, 9/15/2024	IDR	1,000,000,000	139,917
10.00%, 2/15/2028	IDR	1,400,000,000	197,511
11.00%, 12/15/2012	IDR	550,000,000	66,765
11.00%, 11/15/2020	IDR	2,900,000,000	422,350

			1,874,864

ISRAEL — 4.5%
Israel Government Bond — Fixed:
4.25%, 8/31/2016	ILS	970,000	263,551
4.50%, 1/30/2015	ILS	1,720,000	498,140
5.00%, 3/31/2013	ILS	760,000	208,240
5.00%, 1/31/2020	ILS	350,000	96,498
5.50%, 1/31/2022	ILS	370,000	105,169
6.00%, 2/28/2019	ILS	700,000	206,117
6.25%, 10/30/2026	ILS	500,000	149,954
7.50%, 3/31/2014	ILS	550,000	161,374

			1,689,043

MALAYSIA — 6.1%
Malaysia Government Bond:
3.43%, 8/15/2014	MYR	880,000	276,779
3.50%, 5/31/2027	MYR	600,000	177,085
3.70%, 2/25/2013	MYR	510,000	161,209
3.74%, 2/27/2015	MYR	1,825,000	578,880
4.01%, 9/15/2017	MYR	320,000	102,735
4.16%, 7/15/2021	MYR	660,000	214,065
4.23%, 6/30/2031	MYR	100,000	32,135
4.26%, 9/15/2016	MYR	1,010,000	328,255
4.38%, 11/29/2019	MYR	840,000	275,055
4.50%, 4/15/2030	MYR	100,000	33,228
5.09%, 4/30/2014	MYR	450,000	147,389

			2,326,815

MEXICO — 8.2%
Mexican Bonos:
6.00%, 6/18/2015	MXN	7,100,000	528,752
6.50%, 6/10/2021	MXN	2,500,000	180,748
7.50%, 6/3/2027	MXN	5,320,000	395,721
7.75%, 12/14/2017	MXN	2,500,000	200,948
8.00%, 6/11/2020	MXN	3,800,000	304,251
8.50%, 5/31/2029	MXN	2,600,000	206,985
8.50%, 11/18/2038	MXN	1,500,000	116,957
9.50%, 12/18/2014	MXN	7,000,000	572,887
10.00%, 11/20/2036	MXN	2,300,000	207,195

SPDR Barclays Capital Emerging Markets Local Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

	Principal
Security Description	Amount		Value

United Mexican States:
7.00%, 6/19/2014	MXN	1,600,000	$121,827
9.00%, 6/20/2013	MXN	3,300,000	255,363

			3,091,634

PERU — 2.3%
Peru Government Bond:
6.95%, 8/12/2031	PEN	120,000	44,344
7.84%, 8/12/2020	PEN	320,000	130,607
8.20%, 8/12/2026	PEN	880,000	369,007
Peruvian Government International Bond:
6.85%, 2/12/2042	PEN	420,000	150,525
7.84%, 8/12/2020	PEN	250,000	102,037
8.60%, 8/12/2017	PEN	110,000	46,911
9.91%, 5/5/2015	PEN	75,000	31,923

			875,354

PHILIPPINES — 4.1%
Philippine Government Bond:
5.88%, 1/31/2018	PHP	900,000	21,319
6.25%, 1/27/2014	PHP	1,200,000	29,273
7.00%, 1/27/2016	PHP	10,600,000	261,617
7.75%, 2/18/2020	PHP	3,100,000	80,893
7.88%, 2/19/2019	PHP	8,500,000	223,242
8.00%, 7/19/2031	PHP	13,187,338	324,643
8.13%, 12/16/2035	PHP	13,200,000	331,999
8.38%, 5/22/2015	PHP	2,500,000	64,196
8.75%, 3/3/2013	PHP	4,200,000	104,938
Philippine Government International Bond 4.95%, 1/15/2021	PHP	5,000,000	109,491

			1,551,611

POLAND — 7.9%
Poland Government Bond:
5.00%, 4/25/2016	PLN	2,150,000	645,506
5.25%, 4/25/2013	PLN	1,760,000	542,161
5.25%, 10/25/2017	PLN	900,000	269,306
5.25%, 10/25/2020	PLN	1,340,000	390,013
5.50%, 4/25/2015	PLN	720,000	222,188
5.75%, 10/25/2021	PLN	300,000	89,979
5.75%, 4/25/2029	PLN	580,000	170,744
Republic of Poland:
Zero Coupon, 10/25/2012 (a)	PLN	210,000	60,931
Zero Coupon, 7/25/2013 (a)	PLN	2,180,000	612,116

			3,002,944

RUSSIA — 3.6%
Russian Foreign Bond — Eurobond 7.85%, 3/10/2018	RUB	45,000,000	1,370,394

SOUTH AFRICA — 4.3%
Republic of South Africa 8.25%, 9/15/2017	ZAR	2,050,000	260,002
South Africa Government Bond:
6.25%, 3/31/2036	ZAR	1,600,000	145,469
6.75%, 3/31/2021	ZAR	2,500,000	278,430
7.00%, 2/28/2031	ZAR	1,000,000	101,242
7.25%, 1/15/2020	ZAR	2,450,000	286,351
10.50%, 12/21/2026	ZAR	1,000,000	143,730
13.50%, 9/15/2015	ZAR	2,620,000	397,607

			1,612,831

SOUTH KOREA — 12.4%
Korea Treasury Bond:
3.00%, 12/10/2013	KRW	380,000,000	318,746
3.50%, 6/10/2014	KRW	315,000,000	266,954
3.75%, 6/10/2013	KRW	610,000,000	519,304
4.00%, 3/10/2016	KRW	400,000,000	344,229
4.25%, 9/10/2014	KRW	350,000,000	302,084
4.25%, 6/10/2021	KRW	200,000,000	174,075
4.75%, 12/10/2030	KRW	170,000,000	157,270
5.00%, 6/10/2020	KRW	150,000,000	137,511
5.25%, 3/10/2013	KRW	1,065,000,000	924,757
5.25%, 9/10/2015	KRW	590,000,000	529,125
5.50%, 12/10/2029	KRW	280,000,000	281,427
5.75%, 9/10/2018	KRW	810,000,000	766,688

			4,722,170

THAILAND — 4.7%
Thailand Government Bond:
2.80%, 10/10/2017	THB	4,500,000	137,707
3.13%, 12/11/2015	THB	3,050,000	96,350
3.63%, 5/22/2015	THB	12,900,000	415,961
3.65%, 12/17/2021	THB	1,000,000	31,741
3.85%, 12/12/2025	THB	1,500,000	47,691
4.13%, 11/18/2016	THB	2,500,000	82,194
4.25%, 3/13/2013	THB	3,600,000	116,826
4.88%, 6/22/2029	THB	5,300,000	188,275
5.13%, 3/13/2018	THB	2,500,000	86,737
5.40%, 7/27/2016	THB	1,100,000	38,129
5.67%, 3/13/2028	THB	1,700,000	65,473
5.85%, 3/31/2021	THB	12,900,000	482,405

			1,789,489

TURKEY — 4.6%
Turkey Government Bond:
Zero Coupon, 11/7/2012 (a)	TRY	650,000	320,057
Zero Coupon, 2/20/2013 (a)	TRY	640,000	307,598
Zero Coupon, 5/15/2013 (a)	TRY	720,000	339,936
8.00%, 10/9/2013	TRY	650,000	348,517
9.00%, 1/27/2016	TRY	560,000	309,700
10.50%, 1/15/2020	TRY	230,000	132,227

			1,758,035

TOTAL FOREIGN GOVERNMENT OBLIGATIONS —
(Cost $39,811,490)			36,622,453

SPDR Barclays Capital Emerging Markets Local Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

Security Description	Shares	Value
SHORT TERM INVESTMENT — 1.8%
MONEY MARKET FUND — 1.8%
State Street Institutional Liquid Reserves Fund 0.09% (c)(d)(e) (Cost $691,638)	691,638	$691,638

TOTAL INVESTMENTS — 98.3% (f)
(Cost $40,503,128)		37,314,091
OTHER ASSETS & LIABILITIES — 1.7%		656,318

NET ASSETS — 100.0%		$37,970,409

(a)	Non-income producing security.
(b)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security values are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)

At September 30, 2011, Open Forward Foreign Currency Exchange Contracts were as follows:

Forward Foreign Currency Contracts to Buy:

					Net Unrealized
			Value at	In Exchange	Appreciation/
Settlement Date	Contracts to Deliver		September 30, 2011	for U.S. $	(Depreciation)	Counterparty

10/5/2011	130,100,000	CLP	$248,499	$(279,364)	$(30,865)	UBS AG London
10/5/2011	52,000,000	CLP	99,323	(112,847)	(13,524)	UBS AG London
10/5/2011	4,550,000	EGP	762,592	(758,700)	3,892	UBS AG London
10/5/2011	975,000	EGP	163,412	(163,091)	321	UBS AG London
10/5/2011	655,000	EGP	109,780	(109,303)	477	UBS AG London
10/5/2011	1,250,000,000	IDR	142,196	(146,639)	(4,443)	UBS AG London
10/5/2011	380,000	MYR	119,024	(128,145)	(9,121)	UBS AG London
10/5/2011	8,110,000	RUB	251,529	(279,887)	(28,358)	UBS AG London
10/5/2011	4,100,000	RUB	127,160	(138,549)	(11,389)	UBS AG London
10/5/2011	1,570,000	RUB	48,693	(51,670)	(2,977)	UBS AG London
11/3/2011	3,350,000	EGP	558,091	(556,044)	2,047	UBS AG London
11/3/2011	11,800,000	RUB	364,402	(364,220)	182	UBS AG London

					$(93,758)

Forward Foreign Currency Contracts to Sell:

					Net Unrealized
			Value at	In Exchange	Appreciation/
Settlement Date	Contracts to Deliver		September 30, 2011	for U.S. $	(Depreciation)	Counterparty

10/5/2011	182,100,000	CLP	$347,823	$382,885	$35,062	UBS AG London
10/5/2011	2,650,000	EGP	444,147	441,042	(3,105)	UBS AG London
10/5/2011	3,530,000	EGP	591,637	590,400	(1,237)	UBS AG London
10/5/2011	1,250,000,000	IDR	142,196	145,698	3,502	UBS AG London
10/5/2011	380,000	MYR	119,024	127,796	8,772	UBS AG London
10/5/2011	13,780,000	RUB	427,382	427,317	(65)	UBS AG London

					$42,929

					$(50,829)

BRL — Brazilian Real
CLP — Chilean Peso
COP — Colombian Peso
CZK — Czech Koruna
EGP — Egyptian Pound
HUF — Hungarian Forint
IDR — Indonesian Rupiah

SPDR Barclays Capital Emerging Markets Local Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

ILS — Israeli Shekel
KRW — South Korean Won
MXN — Mexican Peso
MYR — Malaysian Ringgit
PEN — Peruvian Nuevo Sol
PHP — Philippine Peso
PLN — Polish Zloty
RUB — Russian Ruble
THB — Thai Baht
TRY — Turkish Lira
ZAR — South African Rand

SPDR Barclays Capital High Yield Bond ETF
SCHEDULE OF INVESTMENTS
September 30, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 96.9%
AEROSPACE & DEFENSE — 1.6%
BE Aerospace, Inc.:
6.88%, 10/1/2020	$12,558,000	$13,091,715
8.50%, 7/1/2018	9,574,000	10,244,180
Bombardier, Inc. 7.75%, 3/15/2020 (a)	30,180,000	32,141,700
TransDigm, Inc. 7.75%, 12/15/2018	53,081,000	54,009,918

		109,487,513

AIRLINES — 1.5%
Air Canada 9.25%, 8/1/2015 (a)	21,685,000	20,600,750
American Airlines, Inc. 7.50%, 3/15/2016 (a)	38,500,000	32,340,000
Continental Airlines, Inc. 6.75%, 9/15/2015 (a)	29,390,000	28,214,400
Delta Air Lines, Inc. 9.50%, 9/15/2014 (a)	23,338,000	24,038,140

		105,193,290

AUTO COMPONENTS — 0.9%
Exide Technologies 8.63%, 2/1/2018	25,622,000	23,828,460
The Goodyear Tire & Rubber Co.:
8.25%, 8/15/2020	24,262,000	24,686,585
10.50%, 5/15/2016	11,278,000	12,208,435

		60,723,480

AUTOMOBILES — 1.1%
Chrysler Group LLC/CG, Inc. 8.25%, 6/15/2021 (a)	61,245,000	47,158,650
Navistar International Corp. 8.25%, 11/1/2021	29,228,000	29,995,235

		77,153,885

BASIC RESOURCES — 0.7%
Novelis, Inc. 8.75%, 12/15/2020	48,324,000	47,357,520

BEVERAGES — 0.6%
Pernod-Ricard SA 5.75%, 4/7/2021 (a)	36,310,000	39,797,684

BUILDING PRODUCTS — 1.5%
Associated Materials LLC 9.13%, 11/1/2017	26,320,000	21,319,200
Building Materials Corp. of America 6.75%, 5/1/2021 (a)	40,955,000	38,907,250
Ply Gem Industries, Inc. 8.25%, 2/15/2018	29,195,000	23,793,925
Texas Industries, Inc. 9.25%, 8/15/2020	23,950,000	18,621,125

		102,641,500

CAPITAL MARKETS — 0.6%
Offshore Group Investments, Ltd.:
11.50%, 8/1/2015	33,995,000	35,014,850
11.50%, 8/1/2015 (a)	5,685,000	5,855,550

		40,870,400

CHEMICALS — 4.4%
Ashland, Inc. 9.13%, 6/1/2017	24,085,000	26,644,031
Celanese US Holdings LLC 6.63%, 10/15/2018	21,420,000	22,142,925
CF Industries, Inc. 7.13%, 5/1/2020	29,515,000	33,610,206
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC 8.88%, 2/1/2018	38,240,000	31,548,000
Huntsman International LLC 5.50%, 6/30/2016	23,090,000	21,531,425
Lyondell Chemical Co. 11.00%, 5/1/2018	118,675,982	128,170,061
Momentive Performance Materials, Inc. 9.00%, 1/15/2021	22,700,000	15,549,500
Nalco Co. 6.63%, 1/15/2019 (a)	26,045,000	28,519,275

		307,715,423

COMMERCIAL SERVICES & SUPPLIES — 2.4%
ARAMARK Holdings Corp. PIK 8.63%, 5/1/2016 (a)	20,807,000	20,494,895
CDRT Merger Sub, Inc. 8.13%, 6/1/2019 (a)	33,983,000	31,434,275
Ceridian Corp. 11.25%, 11/15/2015	29,375,000	24,234,375
Interactive Data Corp. 10.25%, 8/1/2018	23,135,000	24,465,262
RR Donnelley & Sons Co. 7.25%, 5/15/2018	20,950,000	18,933,563
RSC Equipment Rental, Inc./RSC Holdings III LLC 8.25%, 2/1/2021	23,440,000	20,275,600
The Hertz Corp.:
6.75%, 4/15/2019	13,895,000	12,609,713
7.50%, 10/15/2018	19,540,000	18,660,700

		171,108,383

COMPUTERS & PERIPHERALS — 1.5%
Fidelity National Information Services, Inc. 7.63%, 7/15/2017	20,059,000	20,861,360
iGate Corp. 9.00%, 5/1/2016 (a)	27,280,000	25,370,400
Seagate HDD Cayman:
6.88%, 5/1/2020	15,375,000	14,145,000
7.75%, 12/15/2018 (a)	14,800,000	14,504,000
SunGard Data Systems, Inc. 7.38%, 11/15/2018	30,395,000	28,267,350

		103,148,110

CONSTRUCTION MATERIALS — 0.3%
Vulcan Materials Co. 7.50%, 6/15/2021	22,000,000	20,524,086

CONTAINERS & PACKAGING — 0.7%
Crown Americas LLC/Crown Americas Capital Corp. III 6.25%, 2/1/2021 (a)	24,280,000	24,280,000
Owens-Brockway Glass Container, Inc. 7.38%, 5/15/2016	21,295,000	22,146,800

		46,426,800

SPDR Barclays Capital High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

CONTAINERS & PACKAGING — 0.6%
Berry Plastics Corp. 9.75%, 1/15/2021	$32,500,000	$27,625,000
Sealed Air Corp. 8.38%, 9/15/2021 (a)	14,745,000	14,892,450

		42,517,450

DISTRIBUTORS — 0.5%
McJunkin Red Man Corp. 9.50%, 12/15/2016	38,015,000	34,783,725

DIVERSIFIED CONSUMER SERVICES — 0.7%
Reynolds Group Issuer, Inc. 9.00%, 4/15/2019 (a)	57,730,000	49,070,500

DIVERSIFIED FINANCIAL SERVICES — 8.2%
Ally Financial, Inc. 8.00%, 11/1/2031	70,500,000	61,863,750
CEVA Group PLC 11.50%, 4/1/2018 (a)	25,475,000	23,437,000
CIT Group, Inc.:
7.00%, 5/1/2017	123,880,000	120,163,600
7.00%, 5/2/2017 (a)	27,000,000	26,190,000
Ford Motor Credit Co. LLC:
7.00%, 4/15/2015	61,500,000	64,575,000
7.50%, 8/1/2012	—	—
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 8.00%, 1/15/2018	53,080,000	52,880,950
International Lease Finance Corp. 8.75%, 3/15/2017	54,895,000	55,169,475
Mizuho Capital Investment USD 2, Ltd. 14.95%, 12/31/2049 (a)(b)	31,675,000	38,356,841
Pinafore LLC/Pinafore, Inc. 9.00%, 10/1/2018 (a)	37,507,000	38,444,675
SMFG Preferred Capital USD 3, Ltd. 9.50%, 7/29/2049 (a)(b)	29,350,000	32,138,250
TransUnion LLC/TransUnion Financing Corp. 11.38%, 6/15/2018	22,948,000	24,955,950
UPCB Finance III, Ltd. 6.63%, 7/1/2020 (a)	35,000,000	32,900,000

		571,075,491

DIVERSIFIED TELECOMMUNICATION SERVICES — 6.4%
Cricket Communications, Inc.:
7.75%, 10/15/2020 (a)	10,015,000	8,612,900
7.75%, 10/15/2020	32,585,000	28,348,950
EH Holding Corp. 6.50%, 6/15/2019 (a)	43,595,000	41,960,188
Frontier Communications Corp.:
8.25%, 4/15/2017	9,300,000	9,021,000
8.50%, 4/15/2020	35,000,000	33,950,000
Global Crossing, Ltd. 12.00%, 9/15/2015	26,120,000	29,613,550
Inmarsat Finance PLC 7.38%, 12/1/2017 (a)	22,150,000	22,205,375
Intelsat Jackson Holdings SA 7.25%, 4/1/2019 (a)	15,000,000	13,912,500
Intelsat Luxembourg SA 11.25%, 2/4/2017	59,925,000	51,984,937
Level 3 Financing, Inc.:
8.13%, 7/1/2019 (a)	26,855,000	23,733,106
10.00%, 2/1/2018	18,325,000	17,592,000
PAETEC Holding Corp. 8.88%, 6/30/2017	27,185,000	28,544,250
Virgin Media Finance PLC 9.50%, 8/15/2016	49,010,000	52,930,800
West Corp. 7.88%, 1/15/2019	21,720,000	20,416,800
Wind Acquisition Finance SA 11.75%, 7/15/2017 (a)	73,900,000	62,815,000

		445,641,356

ELECTRIC UTILITIES — 4.2%
Calpine Corp.:
7.25%, 10/15/2017 (a)	12,780,000	12,332,700
7.50%, 2/15/2021 (a)	59,850,000	57,156,750
Commonwealth Edison Co., Series 1 5.88%, 2/1/2033	75,000	89,038
Dubai Electricity & Water Authority:
7.38%, 10/21/2020 (a)	19,500,000	18,817,500
8.50%, 4/22/2015 (a)	32,975,000	35,118,375
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc. 10.00%, 12/1/2020	78,730,000	76,761,750
GenOn Energy, Inc. 9.50%, 10/15/2018	23,605,000	22,188,700
NRG Energy, Inc.:
7.63%, 1/15/2018 (a)	15,050,000	13,996,500
7.88%, 5/15/2021 (a)	15,000,000	13,725,000
8.50%, 6/15/2019	12,800,000	12,352,000
The AES Corp. 7.38%, 7/1/2021 (a)	36,000,000	34,020,000

		296,558,313

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.5%
NXP BV/NXP Funding LLC, Series 1 9.75%, 8/1/2018 (a)	35,195,000	36,778,775

ENGINEERING & CONSTRUCTION — 0.3%
Abengoa Finance SAU 8.88%, 11/1/2017 (a)	20,500,000	18,757,500

ENTERTAINMENT — 0.3%
AMC Entertainment, Inc. 9.75%, 12/1/2020	21,550,000	19,502,750

FOOD PRODUCTS — 1.7%
Blue Merger Sub, Inc. 7.63%, 2/15/2019 (a)	49,315,000	41,671,175
Bumble Bee Acquisition Corp. 9.00%, 12/15/2017 (a)	21,735,000	20,430,900
JBS USA LLC/JBS USA Finance, Inc. 11.63%, 5/1/2014	23,510,000	25,155,700
Smithfield Foods, Inc. 10.00%, 7/15/2014	25,681,000	29,147,935

		116,405,710

HEALTH CARE PROVIDERS & SERVICES — 4.4%
Apria Healthcare Group, Inc. 11.25%, 11/1/2014	28,650,000	27,504,000

SPDR Barclays Capital High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

DaVita, Inc. 6.63%, 11/1/2020	$27,600,000	$26,496,000
Fresenius Medical Care US Finance, Inc. 5.75%, 2/15/2021 (a)	20,950,000	20,216,750
HCA, Inc.:
6.50%, 2/15/2020	105,830,000	103,448,825
8.50%, 4/15/2019	4,625,000	4,902,500
IASIS Healthcare LLC/IASIS Capital Corp. 8.38%, 5/15/2019 (a)	29,950,000	24,259,500
Multiplan, Inc. 9.88%, 9/1/2018 (a)	27,075,000	26,804,250
Tenet Healthcare Corp. 8.88%, 7/1/2019	31,902,000	33,736,365
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc. Series 1 8.00%, 2/1/2018	41,455,000	38,034,962

		305,403,152

HOME BUILDERS — 0.3%
Shea Homes LP/Shea Homes Funding Corp. 8.63%, 5/15/2019 (a)	26,520,000	21,746,400

HOTELS, RESTAURANTS & LEISURE — 3.5%
Ameristar Casinos, Inc. 7.50%, 4/15/2021 (a)	28,289,000	27,369,607
Burger King Corp. 9.88%, 10/15/2018	27,655,000	28,484,650
CityCenter Holdings LLC/CityCenter Finance Corp. 7.63%, 1/15/2016 (a)	31,000,000	29,140,000
Harrah’s Operating Co., Inc. 10.00%, 12/15/2018	121,772,000	72,454,340
MGM Resorts International 11.13%, 11/15/2017	30,570,000	33,550,575
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Series 1 7.75%, 8/15/2020	50,020,000	52,521,000

		243,520,172

HOUSEHOLD DURABLES — 0.7%
K Hovnanian Enterprises, Inc. 10.63%, 10/15/2016	28,875,000	21,656,250
Spectrum Brands Holdings, Inc. 9.50%, 6/15/2018	25,803,000	27,480,195

		49,136,445

INDUSTRIAL CONGLOMERATES — 0.6%
RBS Global, Inc./Rexnord LLC 8.50%, 5/1/2018	44,015,000	42,144,363

INTERNET SOFTWARE & SERVICES — 0.4%
Equinix, Inc. 8.13%, 3/1/2018	26,505,000	27,896,513

IT SERVICES — 1.5%
First Data Corp. 12.63%, 1/15/2021 (a)	108,970,000	80,637,800
GXS Worldwide, Inc. 9.75%, 6/15/2015	24,715,000	23,726,400

		104,364,200

MACHINERY — 1.4%
Case New Holland, Inc. 7.88%, 12/1/2017	53,675,000	57,163,875
SPX Corp. 6.88%, 9/1/2017	19,940,000	20,438,500
The Manitowoc Co, Inc. 8.50%, 11/1/2020	20,555,000	18,602,275

		96,204,650

MEDIA — 7.7%
AMC Networks, Inc. 7.75%, 7/15/2021 (a)	23,245,000	23,826,125
Cablevision Systems Corp. 8.63%, 9/15/2017	30,495,000	31,752,919
CCH II LLC/CH II Capital Corp. 13.50%, 11/30/2016	63,445,000	72,327,300
Cequel Communications Holdings I LLC and Cequel Capital Corp. 8.63%, 11/15/2017 (a)	65,605,000	64,948,950
Clear Channel Worldwide Holdings, Inc. 9.25%, 12/15/2017	72,590,000	74,223,275
Cumulus Media, Inc. 7.75%, 5/1/2019 (a)	21,395,000	18,025,287
DISH DBS Corp.:
6.75%, 6/1/2021 (a)	56,135,000	53,608,925
7.88%, 9/1/2019	14,890,000	15,187,800
Nielsen Finance LLC/Nielsen Finance Co. 7.75%, 10/15/2018	35,750,000	36,465,000
Sirius XM Radio, Inc. 8.75%, 4/1/2015 (a)	27,350,000	29,606,375
The McClatchy Co. 11.50%, 2/15/2017	31,780,000	27,569,150
Univision Communications, Inc.:
7.88%, 11/1/2020 (a)	14,785,000	13,860,938
8.50%, 5/15/2021 (a)	14,725,000	11,485,500
Visant Corp. 10.00%, 10/1/2017	29,085,000	26,903,625
WMG Acquisition Corp. 9.50%, 6/15/2016	39,840,000	40,338,000

		540,129,169

METALS & MINING — 1.6%
FMG Resources August 2006 Pty, Ltd. 7.00%, 11/1/2015 (a)	77,470,000	72,047,100
JMC Steel Group 8.25%, 3/15/2018 (a)	24,638,000	23,159,720
United States Steel Corp. 7.38%, 4/1/2020	20,820,000	18,738,000

		113,944,820

MULTILINE RETAIL — 0.5%
SUPERVALU, Inc. 8.00%, 5/1/2016	36,238,000	34,244,910

OFFICE/BUSINESS EQUIPMENT — 0.5%
CDW LLC/CDW Finance Corp. 8.50%, 4/1/2019 (a)	42,000,000	36,960,000

SPDR Barclays Capital High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

OIL&GAS SERVICES — 0.6%
Cie Generale de Geophysique — Veritas 6.50%, 6/1/2021 (a)	$22,550,000	$20,295,000
Oil States International, Inc. 6.50%, 6/1/2019 (a)	21,840,000	21,348,600

		41,643,600

OIL, GAS & CONSUMABLE FUELS — 11.7%
Alpha Natural Resources, Inc. 6.00%, 6/1/2019	28,064,000	26,169,680
Arch Coal, Inc. 7.25%, 6/15/2021 (a)	38,830,000	37,373,875
ATP Oil & Gas Corp. 11.88%, 5/1/2015	57,890,000	40,305,912
Chesapeake Energy Corp.:
6.63%, 8/15/2020	16,485,000	16,979,550
9.50%, 2/15/2015	28,013,000	31,584,658
Concho Resources, Inc. 7.00%, 1/15/2021	21,470,000	21,362,650
Consol Energy, Inc. 8.00%, 4/1/2017	56,671,000	59,221,195
Crosstex Energy LP/Crosstex Energy Finance Corp. 8.88%, 2/15/2018	26,684,000	27,351,100
Denbury Resources, Inc. 8.25%, 2/15/2020	35,390,000	37,159,500
Energy Transfer Equity LP 7.50%, 10/15/2020	58,567,000	60,177,592
Energy XXI Gulf Coast, Inc. 9.25%, 12/15/2017	27,610,000	26,919,750
EXCO Resources, Inc. 7.50%, 9/15/2018	27,475,000	24,178,000
Expro Finance Luxembourg SCA 8.50%, 12/15/2016 (a)	50,690,000	44,100,300
Forest Oil Corp.:
7.25%, 6/15/2019	12,963,000	12,768,555
8.50%, 2/15/2014	10,260,000	10,849,950
Linn Energy LLC/Linn Energy Finance Corp. 8.63%, 4/15/2020	47,160,000	48,574,800
MEG Energy Corp. 6.50%, 3/15/2021 (a)	26,220,000	25,105,650
Murray Energy Corp. 10.25%, 10/15/2015 (a)	25,000,000	23,875,000
Newfield Exploration Co. 6.88%, 2/1/2020	24,525,000	25,260,750
Peabody Energy Corp. 6.50%, 9/15/2020	22,610,000	23,768,763
Petrohawk Energy Corp.:
7.25%, 8/15/2018	40,389,000	46,144,432
7.88%, 6/1/2015	5,825,000	6,225,469
Plains Exploration & Production Co. 6.63%, 5/1/2021	20,605,000	20,218,656
Precision Drilling Corp. 6.63%, 11/15/2020	23,025,000	22,449,375
QEP Resources, Inc. 6.88%, 3/1/2021	21,745,000	22,723,525
Quicksilver Resources, Inc. 11.75%, 1/1/2016	21,940,000	23,695,200
SandRidge Energy, Inc.:
7.50%, 3/15/2021 (a)	14,550,000	13,386,000
8.00%, 6/1/2018 (a)	16,420,000	15,434,800
Southern Union Co. 7.20%, 11/1/2066 (b)	25,000	21,125
W&T Offshore, Inc. 8.50%, 6/15/2019 (a)	23,500,000	22,795,000

		816,180,812

PAPER & FOREST PRODUCTS — 0.8%
ABI Escrow Corp. 10.25%, 10/15/2018 (a)	22,925,000	23,956,625
NewPage Corp. 11.38%, 12/31/2014 (c)	40,489,000	30,063,083
Sino-Forest Corp. 6.25%, 10/21/2017 (a)	18,750,000	4,687,500

		58,707,208

PHARMACEUTICALS — 3.2%
ConvaTec Healthcare E SA 10.50%, 12/15/2018 (a)	29,425,000	25,894,000
Elan Finance PLC/Elan Finance Corp. 8.75%, 10/15/2016	20,660,000	21,383,100
Giant Funding Corp. 8.25%, 2/1/2018 (a)	38,660,000	38,660,000
Mylan, Inc. 7.88%, 7/15/2020 (a)	35,110,000	36,689,950
NBTY, Inc. 9.00%, 10/1/2018	22,755,000	23,295,431
Valeant Pharmaceuticals International 6.88%, 12/1/2018 (a)	36,150,000	32,715,750
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, Series 1:
7.75%, 9/15/2018	44,040,000	42,058,200
7.75%, 9/15/2018 (a)	—	—

		220,696,431

PIPELINES — 0.7%
Kinder Morgan Finance Co. LLC 6.00%, 1/15/2018 (a)(d)	27,100,000	26,829,000
Regency Energy Partners LP/Regency Energy Finance Corp. 6.88%, 12/1/2018	20,825,000	21,449,750

		48,278,750

REAL ESTATE INVESTMENT TRUSTS — 0.9%
Evergrande Real Estate Group, Ltd. 13.00%, 1/27/2015 (a)	48,625,000	32,578,750
Residential Capital LLC 9.63%, 5/15/2015	6,815,000	5,281,625
The Rouse Co. 6.75%, 11/9/2015	22,685,000	22,571,575

		60,431,950

REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.0%
Agile Property Holdings, Ltd. 8.88%, 4/28/2017 (a)	21,325,000	15,354,000
Atlantic Finance, Ltd. Series 1 10.75%, 5/27/2014 (a)	43,425,000	46,398,310
Country Garden Holdings Co. 11.13%, 2/23/2018 (a)	32,750,000	24,890,000
Kaisa Group Holdings Ltd. 13.50%, 4/28/2015 (a)	5,700,000	3,762,000

SPDR Barclays Capital High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

Longfor Properties Co. Ltd., 9.50%, 4/7/2016 (a)	$25,450,000	$19,596,500
Realogy Corp., Series 1 7.88%, 2/15/2019 (a)	24,815,000	18,735,325
Renhe Commercial Holdings Co., Ltd. 13.00%, 3/10/2016 (a)	11,900,000	8,568,000

		137,304,135

REGIONAL BANKS — 0.3%
Regions Bank 7.50%, 5/15/2018	22,435,000	22,182,606
Regions Financial Corp. 7.75%, 11/10/2014	1,800,000	1,795,500

		23,978,106

RETAIL — 0.4%
Sears Holdings Corp. 6.63%, 10/15/2018	35,565,000	29,341,125

SEMICONDUCTORS — 1.3%
Freescale Semiconductor, Inc. Series 1 9.25%, 4/15/2018 (a)	49,435,000	50,794,463
Sensata Technologies BV 6.50%, 5/15/2019 (a)	23,790,000	22,600,500
STATS ChipPAC, Ltd. 7.50%, 8/12/2015 (a)	19,900,000	19,104,000

		92,498,963

SHIPBUILDING — 0.3%
Huntington Ingalls Industries, Inc. 7.13%, 3/15/2021 (a)	21,440,000	19,885,600

SPECIALTY RETAIL — 3.3%
DineEquity, Inc. 9.50%, 10/30/2018	28,305,000	28,092,712
Inergy LP/Inergy Finance Corp.:
6.88%, 8/1/2021	9,500,000	8,645,000
7.00%, 10/1/2018	14,500,000	13,630,000
Ltd Brands, Inc. 6.63%, 4/1/2021	36,250,000	36,521,875
Michaels Stores, Inc. 7.75%, 11/1/2018	28,040,000	26,217,400
Phillips-Van Heusen Corp. 7.38%, 5/15/2020	20,180,000	21,037,650
QVC, Inc. 7.50%, 10/1/2019 (a)	37,240,000	39,660,600
Rite Aid Corp. 8.00%, 8/15/2020	22,775,000	23,742,938
Toys R Us Property Co. I LLC 10.75%, 7/15/2017	33,387,000	35,306,752

		232,854,927

TEXTILES, APPAREL & LUXURY GOODS — 0.5%
Hanesbrands, Inc. 6.38%, 12/15/2020	35,850,000	34,774,500

TOBACCO — 0.3%
Alliance One International, Inc. 10.00%, 7/15/2016	23,337,000	19,253,025

TRADING COMPANIES & DISTRIBUTORS — 0.3%
United Rentals North America, Inc. 8.38%, 9/15/2020	26,750,000	24,543,125

TRANSPORTATION INFRASTRUCTURE — 0.5%
CHC Helicopter SA 9.25%, 10/15/2020 (a)	40,000,000	34,000,000

WIRELESS TELECOMMUNICATION SERVICES — 5.5%
Avaya, Inc. 7.00%, 4/1/2019 (a)	32,965,000	28,020,250
Avaya, Inc. PIK 10.13%, 11/1/2015	8,271,875	6,059,148
Cincinnati Bell, Inc.:
8.38%, 10/15/2020	12,450,000	11,578,500
8.75%, 3/15/2018	16,375,000	14,532,813
Clearwire Communications LLC/Clearwire Finance, Inc. 12.00%, 12/1/2015 (a)	68,710,000	58,231,725
CommScope, Inc. 8.25%, 1/15/2019 (a)	53,803,000	52,457,925
Crown Castle International Corp. 9.00%, 1/15/2015	30,400,000	32,224,000
MetroPCS Wireless, Inc. 7.88%, 9/1/2018	35,925,000	34,847,250
NII Capital Corp. 10.00%, 8/15/2016	28,275,000	30,961,125
Sprint Nextel Corp. 8.38%, 8/15/2017	52,775,000	49,080,750
Telesat Canada/Telesat LLC 11.00%, 11/1/2015	28,850,000	30,869,500
Windstream Corp. 7.88%, 11/1/2017	31,075,000	31,463,437

		380,326,423

TOTAL CORPORATE BONDS & NOTES —
(Cost $7,266,623,840)		6,753,633,118

	Shares
SHORT TERM INVESTMENT — 0.9%
MONEY MARKET FUND — 0.9%
State Street Institutional Liquid Reserves Fund 0.09% (e)(f)(g) (Cost $62,954,132)	62,954,132	62,954,132

TOTAL INVESTMENTS — 97.8% (h)
(Cost $7,329,577,972)		6,816,587,250
OTHER ASSETS & LIABILITIES — 2.2%		151,528,842

NET ASSETS — 100.0%		$6,968,116,092

SPDR Barclays Capital High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

(a)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 37.8% of net assets as of September 30, 2011, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable rate security. Rate shown is rate in effect at September 30, 2011. Maturity date disclosed is the ultimate maturity.
(c)	Defaulted Security
(d)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
PIK = Payment in Kind
PLC = Public Limited Company

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS
September 30, 2011 (Unaudited)

Security Valuation

The value of each Fund’s portfolio securities and other financial instruments is based on the market price of the securities, which generally means a valuation obtained from an exchange or other market (or based on a price quotation or other equivalent indication of value supplied by an exchange or other market) or a valuation obtained from an independent pricing service. Investments in open-end investment companies are valued at their net asset value each business day. Variable Rate Demand Obligations are valued at par. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. U.S. fixed income securities may be valued as of the announced closing time for trading in fixed income instruments on any day that the Securities Industry and Financial Markets Association announces an early closing time. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Board of Trustees of the Trust (the “Board”) believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures. The Board has delegated the process of valuing securities for which market quotations are not readily available or do not otherwise accurately reflect the fair value of the security to the Pricing and Investment Committee (the “Committee”). The Committee, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when trading in a security has been suspended or halted. Accordingly, a Fund’s net asset value may reflect certain portfolio securities’ fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

The Funds continue to follow the authoritative guidance for fair value measurements and the fair value option for financial assets and financial liabilities. The guidance for the fair value option for financial assets and financial liabilities provides funds the irrevocable option to measure many financial assets and liabilities at fair value with changes in fair value recognized in earnings. The guidance also establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three levels of inputs that may be used to measure fair value:

•	Level 1 — quoted prices in active markets for identical investments.

•	Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Funds’ net assets are computed and that may materially affect the value of the Funds’ investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s benchmark index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s benchmark index. The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

The type of inputs used to value each security is identified in the Schedule of Investments, which also includes a breakdown of the Fund’s investments by industry, debt securities issued by the U.S. government or U.S. government agencies, corporate debt securities, foreign government obligations, commercial mortgage obligations, debt issued by states of the U.S. and political subdivisions of states.

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

The following table summarizes the inputs used in valuing the Funds’ investments as of September 30, 2011:

		Level 2 —	Level 3 —
	Level 1 —	Other Significant	Significant
	Quoted	Observable	Unobservable
SPDR Series Trust	Prices	Inputs	Inputs	Total

SPDR Dow Jones Total Market ETF	$179,321,861	$—	$—	$179,321,861
SPDR Dow Jones Large Cap ETF	39,641,628	—	—	39,641,628
SPDR S&P 500 Growth ETF	192,019,421	—	—	192,019,421
SPDR S&P 500 Value ETF	152,594,177	—	—	152,594,177
SPDR Dow Jones Mid Cap ETF	72,001,869	—	—	72,001,869
SPDR S&P 400 Mid Cap Growth ETF	68,761,577	—	—	68,761,577
SPDR S&P 400 Mid Cap Value ETF	23,334,035	—	—	23,334,035
SPDR S&P 600 Small Cap ETF	76,542,117	—	—	76,542,117
SPDR S&P 600 Small Cap Growth ETF	174,863,696	—	—	174,863,696
SPDR S&P 600 Small Cap Value ETF	117,347,655	—	—	117,347,655
SPDR Global Dow ETF	99,456,915	—	—	99,456,915
SPDR Dow Jones REIT ETF	1,483,435,367	—	—	1,483,435,367
SPDR KBW Bank ETF	994,689,817	—	—	994,689,817
SPDR KBW Capital Markets ETF	46,453,798	—	—	46,453,798
SPDR KBW Insurance ETF	121,888,774	—	—	121,888,774
SPDR KBW Mortgage Finance ETF	3,600,974	—	—	3,600,974
SPDR KBW Regional Banking ETF	502,863,288	—	—	502,863,288
SPDR Morgan Stanley Technology ETF	179,153,504	—	—	179,153,504
SPDR S&P Dividend ETF	6,402,334,948	—	—	6,402,334,948
SPDR S&P Aerospace & Defense ETF	4,940,372	—	—	4,940,372
SPDR S&P Biotech ETF	478,700,327	—	—	478,700,327
SPDR S&P Health Care Equipment ETF	20,961,264	—	—	20,961,264
SPDR S&P Health Care Services ETF	4,947,144	—	—	4,947,144
SPDR S&P Homebuilders ETF	690,739,046	—	—	690,739,046
SPDR S&P Metals & Mining ETF	783,526,466	—	—	783,526,466
SPDR S&P Oil & Gas Equipment & Services ETF	319,592,355	—	—	319,592,355
SPDR S&P Oil & Gas Exploration & Production ETF	571,784,244	—	—	571,784,244
SPDR S&P Pharmaceuticals ETF	258,327,733	—	—	258,327,733
SPDR S&P Retail ETF	599,242,869	—	—	599,242,869
SPDR S&P Semiconductor ETF	60,255,431	—	—	60,255,431
SPDR S&P Software & Services ETF	4,861,321	—	—	4,861,321
SPDR S&P Telecom ETF	5,725,033	—	—	5,725,033
SPDR S&P Transportation ETF	9,748,216	—	—	9,748,216
SPDR Wells Fargo Preferred Stock ETF	133,528,813	—	—	133,528,813
SPDR Barclays Capital 1-3 Month T-Bill ETF	572,788	2,654,396,719	—	2,654,969,507
SPDR Barclays Capital TIPS ETF	41,036,432	496,830,806	—	537,867,238
SPDR Barclays Capital Intermediate Term Treasury ETF	28,668,911	219,097,713	—	247,766,624
SPDR Barclays Capital Long Term Treasury ETF	6,914,654	48,142,673	—	55,057,327

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

		Level 2 —	Level 3 —
	Level 1 —	Other Significant	Significant
	Quoted	Observable	Unobservable
SPDR Series Trust	Prices	Inputs	Inputs	Total

SPDR Barclays Capital Short Term Corporate Bond ETF	$11,676,461	$367,525,541	$—	$379,202,002
SPDR Barclays Capital Intermediate Term Corporate Bond ETF	17,115,137	192,090,581	—	209,205,718
SPDR Barclays Capital Long Term Corporate Bond ETF	4,886,622	45,102,214	—	49,988,836
SPDR Barclays Capital Issuer Scored Corporate Bond ETF	79,516	12,236,488	—	12,316,004
SPDR Barclays Capital Convertible Securities ETF	245,988,957	524,963,362	—	770,952,319
SPDR Barclays Capital Mortgage Backed Bond ETF	36,141,223	36,106,622	—	72,247,845
SPDR Barclays Capital Aggregate Bond ETF	111,222,884	276,774,139	—	387,997,023
SPDR Nuveen Barclays Capital Municipal Bond ETF	3,510,715	874,673,215	—	878,183,930
SPDR Nuveen Barclays Capital California Municipal Bond ETF	1,238,730	72,478,866	—	73,717,596
SPDR Nuveen Barclays Capital New York Municipal Bond ETF	197,367	24,971,137	—	25,168,504
SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF	9,791,991	1,366,331,756	—	1,376,123,747
SPDR Nuveen S&P VRDO Municipal Bond ETF	11,478	11,889,000	—	11,900,478
SPDR Nuveen S&P High Yield Municipal Bond ETF	185,958	41,909,925	—	42,095,883
SPDR Nuveen Barclays Capital Build America Bond ETF	37,773	33,980,152	—	34,017,925
SPDR DB International Government Inflation-Protected Bond ETF	11,686,130	1,278,289,399	—	1,289,975,529
SPDR Barclays Capital Short Term International Treasury Bond ETF	2,344,904	226,449,676	—	228,794,580
SPDR Barclays Capital International Treasury Bond ETF	21,810,307	1,410,639,493	—	1,432,449,800
SPDR Barclays Capital International Corporate Bond ETF	24,168	50,264,178	—	50,288,346
SPDR Barclays Capital Emerging Markets Local Bond ETF	691,638	36,622,453	—	37,314,091
SPDR Barclays Capital High Yield Bond ETF	62,954,132	6,753,633,118	—	6,816,587,250

		Level 2 —	Level 3 —
	Level 1 —	Other Significant	Significant
	Quoted	Observable	Unobservable
Fund — Other Financial Instruments*	Prices	Inputs	Inputs	Total

SPDR Barclays Capital Short Term International Treasury Bond ETF	$—	$(155,805)	$—	$(155,805)
SPDR Barclays Capital International Treasury Bond ETF	—	(779,604)	—	(779,604)

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

		Level 2 —	Level 3 —
	Level 1 —	Other Significant	Significant
	Quoted	Observable	Unobservable
Fund — Other Financial Instruments*	Prices	Inputs	Inputs	Total

SPDR Barclays Capital International Corporate Bond ETF	$—	$94,980	$—	$94,980
SPDR Barclays Capital Emerging Markets Local Bond ETF	—	(50,829)	—	(50,829)

*	Other Financial Instruments are derviative instruments not reflected in the Schedules of Investments, such as forward foreign currency contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

All equity securities are valued at Level 1 quoted price and all fixed income securities are valued at Level 2 quoted prices. There were no transfers between levels for the for the three months ended September 30, 2011.

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure at September 30, 2011:

		Interest	Foreign
		Rate	Exchange	Credit	Equity	Commodity	Other
		Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
		Risk	Risk	Risk	Risk	Risk	Risk	Total

SPDR Barclays Capital Short Term International Treasury Bond ETF	Forward Contract	$—	$(155,805)	$—	$—	$—	$—	$(155,805)
SPDR Barclays Capital International Treasury Bond ETF	Forward Contract	—	(779,604)	—	—	—	—	(779,604)
SPDR Barclays Capital International Corporate Bond ETF	Forward Contract	—	94,980	—	—	—	—	94,980
SPDR Barclays Capital Emerging Markets Local Bond ETF	Forward Contract	—	(50,829)	—	—	—	—	(50,829)

Transactions with Affiliates

The Funds listed below have invested in an affiliated company, State Street Corp. Amounts relating to these investments at September 30, 2011 and for the period then ended are:

	Number of						Number of
	Shares Held	Value at	Purchased		Sold		Shares Held	Value at	Dividend	Realized
	at 6/30/11	6/30/11	Cost	Shares	Proceeds	Shares	at 9/30/11	9/30/11	Income	Gain/(Loss)

SPDR Dow Jones Total Market ETF	6,713	$302,689	$—	—	$—	—	6,713	$215,890	$1,208	$—
SPDR Dow Jones Large Cap ETF	1,453	65,516	—	—	—	—	1,453	46,728	262	—
SPDR S&P 500 Value ETF	14,810	667,783	—	—	—	—	14,810	476,290	2,666	—
SPDR KBW Bank ETF	1,000,018	45,090,812	20,526,043	596,521	31,788,351	890,232	706,307	22,714,833	145,222	(6,041,719)
SPDR KBW Capital Markets ETF	120,246	5,421,892	1,406,801	37,912	2,717,210	67,998	90,160	2,899,545	16,229	(82,776)

The Funds listed below had affiliated investments as a result of owning 5% or more of their outstanding voting securities. Amounts relating to these investments at September 30, 2011 and for the period then ended are:

	Number of						Number of
	Shares Held	Value at	Purchased		Sold		Shares Held	Value at	Dividend	Realized
SPDR S&P Dividend ETF	at 6/30/11	6/30/11	Cost	Shares	Proceeds	Shares	at 9/30/11	9/30/11	Income	Gain/(Loss)

Black Hills Corp.	1,644,026	$49,468,742	$17,610,266	585,723	$1,616,079	53,618	2,176,131	$66,676,654	$633,918	$310,351
Leggett & Platt, Inc.	6,320,500	154,093,790	40,913,771	1,928,138	4,049,574	199,395	8,049,243	159,294,519	2,270,788	503,983

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

	Number of						Number of
	Shares Held	Value at	Purchased		Sold		Shares Held	Value at	Dividend	Realized
SPDR S&P Dividend ETF	at 6/30/11	6/30/11	Cost	Shares	Proceeds	Shares	at 9/30/11	9/30/11	Income	Gain/(Loss)

National Retail Properties, Inc.	4,183,440	$102,536,114	$64,368,563	2,429,255	$4,067,798	155,865	6,456,830	$173,495,022	$1,632,935	$251,368
Pitney Bowes, Inc.	10,125,240	232,779,268	47,964,885	2,439,005	5,831,815	305,792	12,258,453	230,458,916	3,881,311	(300,380)
Universal Corp	1,242,266	46,796,160	16,295,906	416,804	1,513,291	39,989	1,619,081	58,060,245	598,985	26,792

	Number of						Number of
	Shares Held	Value at	Purchased		Sold		Shares Held	Value at	Dividend	Realized
SPDR Metals & Mining ETF	at 6/30/11	6/30/11	Cost	Shares	Proceeds	Shares	at 9/30/11	9/30/11	Income	Gain/(Loss)

James River Coal Co.	1,435,774	$29,892,815	$31,150,920	2,663,791	$24,268,023	1,890,121	2,209,444	$14,074,158	$—	$(3,686,523)

Each Fund may invest in certain money market funds managed by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), including the State Street Institutional Liquid Reserves Fund-Institutional Class (“Liquid Reserves Fund”) and State Street Institutional Tax Free Money Market Fund-Institutional Class (“Tax Free Money Market Fund”), both a series of State Street Institutional Investment Trust. The Liquid Reserves Fund and Tax Free Money Market Fund are both feeder funds in a master/feeder fund structure that invest substantially all of their assets in the State Street Money Market Portfolio and State Street Tax Free Money Market Portfolio (“Master Portfolios”), respectively, each a series of State Street Master Funds. The Liquid Reserves Fund and Tax Free Money Market Fund do not pay an investment advisory fee to the Adviser, but the respective Master Portfolio in which they invest pays an investment advisory fee to the Adviser. The Liquid Reserves Fund and Tax Free Money Market Fund intend to declare dividends on shares from net investment income daily and pay them as of the last business day of each month. All income distributions earned by the Funds from affiliated money market funds are recorded as dividend or interest income on securities of affiliated issuers. In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Prime Portfolio (“Prime Portfolio”) for which SSgA FM serves as the investment adviser. Prime Portfolio is a series of State Street Navigator Securities Lending Trust, a registered investment company under the 1940 Act, and operates as a money market fund in compliance with Rule 2a-7 under the 1940 Act.

Amounts related to investments in Liquid Reserves Fund, Tax Free Money Market Fund and/or Prime Portfolio at September 30, 2011 and for the period then ended are:

	Value at	Purchased		Sold		Value at		Realized
Liquid Reserves Fund	6/30/11	Cost	Shares	Proceeds	Shares	9/30/11	Income	Gain/(Loss)

SPDR Dow Jones Total Market ETF	$245,149	$1,472,786	1,472,786	$1,452,624	1,452,624	$265,311	$164	$—
SPDR Dow Jones Large Cap ETF	38,518	346,930	346,930	314,501	314,501	70,947	26	—
SPDR S&P 500 Growth ETF	373,817	1,321,257	1,321,257	1,436,593	1,436,593	258,481	95	—
SPDR S&P 500 Value ETF	266,800	1,473,692	1,473,692	1,538,146	1,538,146	202,346	105	—
SPDR Dow Jones Mid Cap ETF	125,811	919,738	919,738	948,328	948,328	97,221	60	—
SPDR S&P 400 Mid Cap Growth ETF	69,605	2,471,121	2,471,121	2,335,781	2,335,781	204,945	67	—
SPDR S&P 400 Mid Cap Value ETF	34,030	323,786	323,786	323,536	323,536	34,280	14	—
SPDR S&P 600 Small Cap ETF	171,881	1,002,776	1,002,776	1,073,380	1,073,380	101,277	34	—
SPDR S&P 600 Small Cap Growth ETF	699,650	1,237,041	1,237,041	1,820,131	1,820,131	116,560	50	—
SPDR S&P 600 Small Cap Value ETF	225,206	1,589,926	1,589,926	1,651,073	1,651,073	164,059	50	—
SPDR Global Dow ETF	5,427	871,917	871,917	859,816	859,816	17,528	16	—
SPDR Dow Jones REIT ETF	2,477,912	24,127,695	24,127,695	22,998,406	22,998,406	3,607,201	536	—
SPDR KBW Bank ETF	1,109,909	8,994,400	8,994,400	9,183,395	9,183,395	920,914	485	—
SPDR KBW Capital Markets ETF	77,276	320,720	320,720	263,110	263,110	134,886	27	—
SPDR KBW Insurance ETF	168,814	944,176	944,176	1,060,350	1,060,350	52,640	47	—
SPDR KBW Mortgage Finance ETF	12,930	35,880	35,880	42,704	42,704	6,106	3	—
SPDR KBW Regional Banking ETF	390,216	7,094,228	7,094,228	7,160,014	7,160,014	324,430	226	—
SPDR Morgan Stanley Technology ETF	254,424	441,884	441,884	449,685	449,685	246,623	79	—

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

	Value at	Purchased		Sold		Value at		Realized
Liquid Reserves Fund	6/30/11	Cost	Shares	Proceeds	Shares	9/30/11	Income	Gain/(Loss)

SPDR S&P Dividend ETF	$6,949,460	$86,347,324	86,347,324	$84,826,966	84,826,966	$8,469,818	$3,791	$—
SPDR S&P Biotech ETF	440,877	2,667,433	2,667,433	1,808,153	1,808,153	1,300,157	81	—
SPDR S&P Health Care Equipment ETF	28,004	256,573	256,573	253,909	253,909	30,668	9	—
SPDR S&P Homebuilders ETF	574,922	2,348,285	2,348,285	2,188,586	2,188,586	734,621	343	—
SPDR S&P Metals & Mining ETF	1,488,044	8,862,550	8,862,550	8,049,052	8,049,052	2,301,542	531	—
SPDR S&P Oil & Gas Equipment & Services ETF	438,931	707,934	707,934	631,799	631,799	515,066	106	—
SPDR S&P Oil & Gas Exploration & Production ETF	711,179	8,043,838	8,043,838	8,359,204	8,359,204	395,813	156	—
SPDR S&P Pharmaceuticals ETF	160,236	1,058,661	1,058,661	1,218,797	1,218,797	100	126	—
SPDR S&P Retail ETF	552,703	3,671,825	3,671,825	2,637,937	2,637,937	1,586,591	213	—
SPDR S&P Semiconductor ETF	245,872	455,214	455,214	659,368	659,368	41,718	59	—
SPDR S&P Telecom ETF	21,474	27,134	27,134	23,129	23,129	25,479	8	—
SPDR S&P Transportation ETF	17,450	27,642	27,642	30,783	30,783	14,309	6	—
SPDR Wells Fargo Preferred Stock ETF	347,984	5,369,067	5,369,067	5,110,657	5,110,657	606,394	161	—
SPDR Barclays Capital 1-3 Month T-Bill ETF	226,280	841,798	841,798	495,290	495,290	572,788	82	—
SPDR Barclays Capital TIPS ETF	129,656	6,177,183	6,177,183	6,282,763	6,282,763	24,076	352	—
SPDR Barclays Capital Intermediate Term Treasury ETF	323,743	15,577,681	15,577,681	15,645,277	15,645,277	256,147	318	—
SPDR Barclays Capital Long Term Treasury ETF	34,859	1,534,536	1,534,536	1,549,076	1,549,076	20,319	34	—
SPDR Barclays Capital Short Term Corporate Bond ETF	8,323,883	24,484,819	24,484,819	21,132,241	21,132,241	11,676,461	761	—
SPDR Barclays Capital Intermediate Term Corporate Bond ETF	2,268,396	7,054,460	7,054,460	6,770,569	6,770,569	2,552,287	49	—
SPDR Barclays Capital Long Term Corporate Bond ETF	357,309	2,916,799	2,916,799	2,549,639	2,549,639	724,469	97	—
SPDR Barclays Capital Issuer Scored Corporate Bond ETF	115,794	562,662	562,662	598,940	598,940	79,516	49	—
SPDR Barclays Capital Convertible Securities ETF	7,049,069	19,995,651	19,995,651	26,526,775	26,526,775	517,945	775	—
SPDR Barclays Capital Mortgage Backed Bond ETF	35,610,780	11,775,049	11,775,049	11,244,606	11,244,606	36,141,223	9,520	—
SPDR Barclays Capital Aggregate Bond ETF	82,330,487	20,070,228	20,070,228	15,112,900	15,112,900	87,287,815	24,470	—
SPDR Nuveen Barclays Capital Build America Bond ETF	133,062	488,866	488,866	584,155	584,155	37,773	46	—
SPDR DB International Government Inflation-Protected Bond ETF	678,762	63,514,720	63,514,720	64,193,481	64,193,481	1	1,103	—
SPDR Barclays Capital Short Term International Treasury Bond ETF	2,669,507	17,116,076	17,116,076	17,828,743	17,828,743	1,956,840	871	—
SPDR Barclays Capital International Treasury Bond ETF	11,380,351	30,580,928	30,580,928	26,738,240	26,738,240	15,223,039	4,152	—
SPDR Barclays Capital International Corporate Bond ETF	47,951	475,535	475,535	499,318	499,318	24,168	15	—
SPDR Barclays Capital Emerging Markets Local Bond ETF	510,500	2,970,338	2,970,338	2,789,200	2,789,200	691,638	267	—
SPDR Barclays Capital High Yield Bond ETF	53,523,887	333,113,695	333,113,695	323,683,450	323,683,450	62,954,132	15,067	—

	Value at	Purchased		Sold		Value at		Realized
Tax Free Money Market Fund	6/30/11	Cost	Shares	Proceeds	Shares	9/30/11	Income	Gain/(Loss)

SPDR Nuveen Barclays Capital Municipal Bond ETF	$623,561	$19,334,372	19,334,372	$16,447,218	16,447,218	$3,510,715	$—	$—
SPDR Nuveen Barclays Capital California Municipal Bond ETF	1,235,075	1,890,961	1,890,961	1,887,306	1,887,306	1,238,730	—	—

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

	Value at	Purchased		Sold		Value at		Realized
Tax Free Money Market Fund	6/30/11	Cost	Shares	Proceeds	Shares	9/30/11	Income	Gain/(Loss)

SPDR Nuveen Barclays Capital New York Municipal Bond ETF	$961,409	$242,799	242,799	$1,006,841	1,006,841	$197,367	$—	$—
SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF	4,806,799	53,986,389	53,986,389	49,001,197	49,001,197	9,791,991	—	—
SPDR Nuveen S&P VRDO Municipal Bond ETF	441,285	5,284,736	5,284,736	5,714,543	5,714,543	11,478	—	—
SPDR Nuveen S&P High Yield Municipal Bond ETF	136,806	881,814	881,814	832,662	832,662	185,958	—	—

	Value at	Purchased		Sold		Value at		Realized
Prime Portfolio	6/30/11	Cost	Shares	Proceeds	Shares	9/30/11	Income	Gain/(Loss)

SPDR Dow Jones Total Market ETF	$13,804,801	$26,394,491	26,394,491	$24,315,083	24,315,083	$15,884,209	$13,418	$—
SPDR Dow Jones Large Cap ETF	3,694,022	15,828,272	15,828,272	11,616,571	11,616,571	7,905,723	2,125	—
SPDR S&P 500 Growth ETF	11,843,174	36,584,556	36,584,556	36,393,126	36,393,126	12,034,604	6,092	—
SPDR S&P 500 Value ETF	11,171,737	37,952,201	37,952,201	39,238,629	39,238,629	9,885,309	6,817	—
SPDR Dow Jones Mid Cap ETF	14,783,115	18,095,483	18,095,483	16,861,510	16,861,510	16,017,088	9,217	—
SPDR S&P 400 Mid Cap Growth ETF	13,974,938	15,367,771	15,367,771	14,169,836	14,169,836	15,172,873	6,728	—
SPDR S&P 400 Mid Cap Value ETF	6,382,274	4,392,244	4,392,244	5,462,107	5,462,107	5,312,411	2,562	—
SPDR S&P 600 Small Cap ETF	21,819,706	9,606,669	9,606,669	13,966,323	13,966,323	17,460,052	11,986	—
SPDR S&P 600 Small Cap Growth ETF	39,363,170	38,608,673	38,608,673	38,471,088	38,471,088	39,500,755	28,482	—
SPDR S&P 600 Small Cap Value ETF	28,516,005	23,099,255	23,099,255	24,925,688	24,925,688	26,689,572	14,948	—
SPDR Global Dow ETF	—	6,699,947	6,699,947	2,950,338	2,950,338	3,749,609	3,392	—
SPDR Dow Jones REIT ETF	191,378,900	207,033,188	207,033,188	226,959,862	226,959,862	171,452,226	79,345	—
SPDR KBW Bank ETF	136,108,076	158,066,511	158,066,511	269,977,972	269,977,972	24,196,615	26,235	—
SPDR KBW Capital Markets ETF	5,330,408	26,330,876	26,330,876	22,596,521	22,596,521	9,064,763	2,693	—
SPDR KBW Insurance ETF	9,780,219	76,020,126	76,020,126	65,771,760	65,771,760	20,028,585	14,119	—
SPDR KBW Mortgage Finance ETF	1,089,305	812,727	812,727	1,099,100	1,099,100	802,932	452	—
SPDR KBW Regional Banking ETF	147,505,337	133,939,296	133,939,296	170,679,361	170,679,361	110,765,272	77,441	—
SPDR Morgan Stanley Technology ETF	11,458,990	62,344,416	62,344,416	58,213,173	58,213,173	15,590,233	8,412	—
SPDR S&P Dividend ETF	555,570,004	710,217,421	710,217,421	724,324,318	724,324,318	541,463,107	228,617	—
SPDR S&P Biotech ETF	120,553,488	146,073,869	146,073,869	192,865,108	192,865,108	73,762,249	83,980	—
SPDR S&P Homebuilders ETF	166,233,073	150,197,048	150,197,048	180,759,663	180,759,663	135,670,458	91,343	—
SPDR S&P Metals & Mining ETF	192,488,820	238,730,874	238,730,874	319,011,935	319,011,935	112,207,759	92,674	—
SPDR S&P Oil & Gas Equipment & Services ETF	55,863,720	97,452,188	97,452,188	110,079,409	110,079,409	43,236,499	27,928	—
SPDR S&P Oil & Gas Exploration & Production ETF	197,417,176	265,845,378	265,845,378	364,132,877	364,132,877	99,129,677	812,261	—
SPDR S&P Pharmaceuticals ETF	33,652,274	66,122,941	66,122,941	65,271,116	65,271,116	34,504,099	273,709	—
SPDR S&P Retail ETF	109,987,556	346,726,315	346,726,315	336,401,850	336,401,850	120,312,021	337,183	—
SPDR S&P Semiconductor ETF	21,669,501	29,842,916	29,842,916	37,896,523	37,896,523	13,615,894	80,069	—
SPDR Wells Fargo Preferred Stock ETF	11,691,297	37,611,080	37,611,080	28,814,652	28,814,652	20,487,725	19,897	—
SPDR Barclays Capital 1-3 Month T-Bill ETF	—	1,920,376,380	1,920,376,380	1,920,376,380	1,920,376,380	—	78,308	—
SPDR Barclays Capital TIPS ETF	47,365,200	88,962,885	88,962,885	95,315,729	95,315,729	41,012,356	13,404	—
SPDR Barclays Capital Intermediate Term Treasury ETF	37,531,952	38,102,871	38,102,871	47,222,059	47,222,059	28,412,764	12,857	—
SPDR Barclays Capital Long Term Treasury ETF	4,287,060	7,126,685	7,126,685	4,519,410	4,519,410	6,894,335	1,291	—

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

	Value at	Purchased		Sold		Value at		Realized
Prime Portfolio	6/30/11	Cost	Shares	Proceeds	Shares	9/30/11	Income	Gain/(Loss)

SPDR Barclays Capital Intermediate Term Corporate Bond ETF	$12,787,112	$18,614,408	18,614,408	$16,838,670	16,838,670	$14,562,850	$6,319	$—
SPDR Barclays Capital Long Term Corporate Bond ETF	3,188,498	6,727,075	6,727,075	5,753,420	5,753,420	4,162,153	1,430	—
SPDR Barclays Capital Convertible Securities ETF	98,903,836	140,489,690	140,489,690	165,446,236	165,446,236	73,947,290	94,981	—
SPDR Barclays Capital Aggregate Bond ETF	19,466,516	23,021,506	23,021,506	18,552,953	18,552,953	23,935,069	8,025	—
SPDR DB International Government Inflation-Protected Bond ETF	—	32,362,762	32,362,762	20,676,633	20,676,633	11,686,129	5,044	—
SPDR Barclays Capital Short Term International Treasury Bond ETF	—	903,978	903,978	515,914	515,914	388,064	333	—
SPDR Barclays Capital International Treasury Bond ETF	4,774,225	6,829,125	6,829,125	5,016,082	5,016,082	6,587,268	2,996	—

Aggregate Unrealized Appreciation and Depreciation

The identified cost of investments in securities owned by each Fund for federal income tax purposes was substantially the same as cost for financial reporting purposes. Accordingly, gross unrealized appreciation and depreciation at September 30, 2011 was as follows:

		Gross	Gross	Net Unrealized
	Identified	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

SPDR Dow Jones Total Market ETF	$186,183,225	$24,581,205	$31,442,569	$(6,861,364)
SPDR Dow Jones Large Cap ETF	37,564,733	4,888,584	2,811,689	2,076,895
SPDR S&P 500 Growth ETF	186,708,827	22,801,666	17,491,072	5,310,594
SPDR S&P 500 Value ETF	173,768,271	10,021,360	31,195,454	(21,174,094)
SPDR Dow Jones Mid Cap ETF	77,750,257	2,998,700	8,747,088	(5,748,388)
SPDR S&P 400 Mid Cap Growth ETF	76,165,787	2,986,149	10,390,359	(7,404,210)
SPDR S&P 400 Mid Cap Value ETF	26,589,930	668,672	3,924,567	(3,255,895)
SPDR S&P 600 Small Cap ETF	88,939,012	2,131,540	14,528,435	(12,396,895)
SPDR S&P 600 Small Cap Growth ETF	199,379,763	6,261,208	30,777,275	(24,516,067)
SPDR S&P 600 Small Cap Value ETF	141,486,556	1,902,246	26,041,147	(24,138,901)
SPDR Global Dow ETF	125,936,042	2,459,605	28,938,732	(26,479,127)
SPDR Dow Jones REIT ETF	1,653,955,957	83,571,036	254,091,626	(170,520,590)
SPDR KBW Bank ETF	1,473,224,384	—	478,534,567	(478,534,567)
SPDR KBW Capital Markets ETF	79,910,117	—	33,456,319	(33,456,319)
SPDR KBW Insurance ETF	165,731,730	—	43,842,956	(43,842,956)
SPDR KBW Mortgage Finance ETF	5,043,271	43,175	1,485,472	(1,442,297)
SPDR KBW Regional Banking ETF	704,323,660	—	201,460,372	(201,460,372)
SPDR Morgan Stanley Technology ETF	213,531,445	15,002,449	49,380,390	(34,377,941)
SPDR S&P Dividend ETF	6,513,731,905	237,756,175	349,153,132	(111,396,957)
SPDR S&P Aerospace & Defense ETF	4,989,404	17,644	66,676	(49,032)
SPDR S&P Biotech ETF	565,815,137	30,965,101	118,079,911	(87,114,810)
SPDR S&P Health Care Equipment ETF	23,757,386	457,337	3,253,459	(2,796,122)

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

		Gross	Gross	Net Unrealized
	Identified	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

SPDR S&P Health Care Services ETF	$4,992,220	$42,015	$87,091	$(45,076)
SPDR S&P Homebuilders ETF	916,603,498	5,396,770	231,261,222	(225,864,452)
SPDR S&P Metals & Mining ETF	1,189,221,887	431,175	406,126,596	(405,695,421)
SPDR S&P Oil & Gas Equipment & Services ETF	402,086,964	4,213,525	86,708,134	(82,494,609)
SPDR S&P Oil & Gas Exploration & Production ETF	834,076,647	—	262,292,403	(262,292,403)
SPDR S&P Pharmaceuticals ETF	254,503,470	25,778,396	21,954,133	3,824,263
SPDR S&P Retail ETF	671,949,093	1,906	72,708,130	(72,706,224)
SPDR S&P Semiconductor ETF	81,092,456	286,878	21,123,903	(20,837,025)
SPDR S&P Software & Services ETF	4,979,850	7,935	126,464	(118,529)
SPDR S&P Telecom ETF	7,790,978	85,410	2,151,355	(2,065,945)
SPDR S&P Transportation ETF	12,865,740	44,378	3,161,902	(3,117,524)
SPDR Wells Fargo Preferred Stock ETF	136,273,816	1,399,743	4,144,746	(2,745,003)
SPDR Barclays Capital 1-3 Month T-Bill ETF	2,654,999,244	1,124	30,861	(29,737)
SPDR Barclays Capital TIPS ETF	496,302,848	41,624,180	59,790	41,564,390
SPDR Barclays Capital Intermediate Term Treasury ETF	236,327,016	11,448,175	8,567	11,439,608
SPDR Barclays Capital Long Term Treasury ETF	50,706,680	4,350,647	—	4,350,647
SPDR Barclays Capital Short Term Corporate Bond ETF	380,676,920	1,372,528	2,847,446	(1,474,918)
SPDR Barclays Capital Intermediate Term Corporate Bond ETF	205,561,654	5,609,088	1,965,024	3,644,064
SPDR Barclays Capital Long Term Corporate Bond ETF	46,697,813	3,841,961	550,938	3,291,023
SPDR Barclays Capital Issuer Scored Corporate Bond ETF	11,973,050	430,873	87,919	342,954
SPDR Barclays Capital Convertible Securities ETF	853,328,429	10,268,763	92,644,873	(82,376,110)
SPDR Barclays Capital Mortgage Backed Bond ETF	72,213,322	113,783	79,260	34,523
SPDR Barclays Capital Aggregate Bond ETF	374,961,461	13,630,389	594,827	13,035,562
SPDR Nuveen Barclays Capital Municipal Bond ETF	831,654,875	47,081,262	552,207	46,529,055
SPDR Nuveen Barclays Capital California Municipal Bond ETF	69,960,995	3,924,753	168,152	3,756,601
SPDR Nuveen Barclays Capital New York Municipal Bond ETF	23,976,018	1,195,087	2,601	1,192,486
SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF	1,348,637,550	27,954,860	468,663	27,486,197
SPDR Nuveen S&P VRDO Municipal Bond ETF	11,900,478	—	—	—
SPDR Nuveen S&P High Yield Municipal Bond ETF	39,459,057	2,788,579	151,753	2,636,826
SPDR Nuveen Barclays Capital Build America Bond ETF	29,384,145	4,633,780	—	4,633,780
SPDR DB International Government Inflation-Protected Bond ETF	1,259,395,904	66,725,047	36,145,422	30,579,625
SPDR Barclays Capital Short Term International Treasury Bond ETF	232,388,661	4,738,999	8,333,080	(3,594,081)
SPDR Barclays Capital International Treasury Bond ETF	1,356,824,372	103,702,905	28,077,477	75,625,428
SPDR Barclays Capital International Corporate Bond ETF	52,655,726	1,916,761	4,284,141	(2,367,380)
SPDR Barclays Capital Emerging Markets Local Bond ETF	40,503,128	199,659	3,388,696	(3,189,037)
SPDR Barclays Capital High Yield Bond ETF	7,329,577,972	24,018,478	537,009,200	(512,990,722)

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is also available on the Funds’ website at www.spdrs.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.
(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
SPDR® Series Trust

By:	/s/ James E. Ross
James E. Ross
President

By:	/s/ Chad C. Hallett
Chad C. Hallett
Treasurer

Date: November 21, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James E. Ross
James E. Ross
President

By:	/s/ Chad C. Hallett
Chad C. Hallett
Treasurer

Date: November 21, 2011